As filed with the Securities and Exchange Commission on April 23, 2010

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   48

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   79

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2010

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Enterprise Portfolio – Service Shares

Janus Aspen - Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International AllocationVP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

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Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP - Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

3

4

TABLE OF CONTENTS continued

5

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

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•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30%if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

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•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income ChoiceSM 1.4 Rider, there is an annual rider fee during the accumulation phase of 0.40% to 1.25% depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees.

The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

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•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.4 Rider.” If you elect the Retirement Income ChoiceSM 1.4 Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income ChoiceSM 1.4 - Designated Investment Options”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

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No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2009, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8%
Transfer Fee	$0 -$10
Special Service Fee	$0 -$25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%

Optional Rider Fees:

Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%

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Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%
Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	12.53%

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The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2009, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$2323
3 Years	$4984
5 Years	$7044
10 Years	$10,549

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$1603
3 Years	$4354
5 Years	$6594
10 Years	$10,549

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$2367
3 Years	$5080
5 Years	$6708
10 Years	$10,625

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$1647
3 Years	$4450
5 Years	$6708
10 Years	$10,625

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds -International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund -Class 4 (0.15%), and the Transamerica BlackRock Global Allocation VP - Service Class (0.10%) . See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

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Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider or the Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2 and Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

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Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium	Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

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We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

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If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

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Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

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Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - formerly AIM Variable Insurance Funds.

Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A), Inc., and then Invesco Institutional (N.A), Inc., was renamed Invesco Advisers, Inc.

References to “AIM” have been replaced with “Invesco” due to branding changes.

Transamerica AEGON High Yield Bond VP - Service Class, formerly known as Transamerica MFS High Yield VP - Service Class and formerly subadvised by MFS Investment Management.

Transamerica Capital Guardian Value VP - Service Class merged into Transamerica BlackRock Large Cap Value VP - Service Class.

Transamerica American Century Large Company Value VP - Service Class merged into BlackRock Large Cap Value VP - Service Class.

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Transamerica T. Rowe Price Equity Income VP - Service Class merged into BlackRock Large Cap Value VP – Service Class

Transamerica T. Rowe Price Growth Stock VP - Service Class merged into Transamerica Jennison Growth VP – Service Class.

Transamerica Marsico Growth VP - Service Class merged into Transamerica Jennison Growth VP – Service Class

Transamerica Morgan Stanley Active International Allocation VP, formerly known as Transamerica Van Kampen Active International Allocation VP.

Transamerica Multi Managed Large Cap Core VP, formerly known as Transamerica Van Kampen Large Cap Core VP.

Transamerica Value Balanced VP - Service Class merged into Transamerica Balanced VP – Service Class.

Transamerica Diversified Equity VP - Service Class formerly known as Transamerica Templeton Global VP – Service Class.

Transamerica Science & Technology VP - Service Class merged into Transamerica Templeton Global VP – Service Class.

Transamerica Focus VP - Service Class, formerly known as Transamerica Legg Mason Partners All Cap VP – Service Class and formerly subadvised by ClearBridge Advisors LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP, formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

Transamerica WMC Diversified Growth VP, formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio – Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

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Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

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Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund

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portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

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Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

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Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

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5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender	Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 -$10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

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Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15% .

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35% .

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10% .

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If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

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•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.10% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

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We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income ChoiceSM 1.4 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

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The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $53,525,721.38 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

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•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, Vanguard. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

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Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

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Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

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Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

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•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

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If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive in good order the required information at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix -Death Benefit” for illustrative examples regarding Death Benefit calculations.

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Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix -Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

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9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

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There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

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The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

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If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinistating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisory to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that

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the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

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Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

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Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

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Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

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•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuiity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

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This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on

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the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

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There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade.

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice Rider

•	Retirement Income Choice with Double Withdrawal Base Benefit Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

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Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the

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Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

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If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.05 5). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single

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life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

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•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

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Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

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Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

American Funds - Asset Allocation Fund – Class 2

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

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Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds - Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

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Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

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See “Appendix—OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

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Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

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•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

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We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

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•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.4 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

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See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

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The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

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Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds - Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds - Bond Fund - Class 2 Fixed Account

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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

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•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

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•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

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Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

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•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment.

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There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation

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units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

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All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

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The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7.5% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal

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compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2009, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2009, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

CCO Investments Services Corp.

Centarus Financial, Inc.

Compass Brokerage, Inc.

CUSO FinancialServices, L.P.

Equity Services

Fintegra

Girard Securities

Hantz Financial Services, Inc.

Harbour Investments

Intersecurities now Transamerica Financial

Investment Centers, Inc.

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Investors Capital National Convention

James T Borello & Company

Kovack Securities

Life Investors

LPL Financial

M & T Securities, Inc.

Merrill Lynch

Money Concepts

Morgan Stanley

National Life Group

Newbridge Financial

Next Financial Group

Park Avenue Securities LLC

Raymond James and Associates

Raymond James Financial Services

Signator Investments

Smith Barney

Summit Equities

Suntrust Annual

The Huntington Investment Company

The Planner Network

UBS Financial Services

UnionBanc Investment Services LLC

US Bancorp Investments, Inc.

USAdvisors Network

Valmark Securities, Inc.

Wachovia Bank

Wachovia Securities

Waterstone

World Group Securities

During 2009, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2009
Merrill Lynch	$1,162,747
LPL Financial	$804,802
Wachovia Securities	$629,664
Smith Barney	$614,101
Wachovia Bank	$540,907
USB Financial Services	$539,035
Raymond James Financial Services	$482,953
Bank of America	$357,620
Intersecurities now Transamerica Financial	$311,101
CCO Investments Services Corp.	$164,471

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Independent Registered Public Accounting Firm for Merrill Lynch

Other Information

Financial Statements

Financial Statements for Merrill Lynch

Appendix - Condensed Financial Information

Appendix - Merrill Lynch Condensed Financial Information

Appendix - Huntington Condensed Financial Information

Appendix - OA Method Transfers

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.790338	$0.963561	531,590.170
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	104,680.989

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.761131	$0.937563	777,986.243
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	759,633.983

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.712762	$0.889620	790,528.677
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	389,732.455

Transamerica International Moderate Growth VP – Service Class	2009	$0.681505	$0.860297	19,091.078
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.913723	$1.032354	101,995.049
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035492	$1.191252	5,857.152
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000

Transamerica Money Market VP – Service Class	2009	$0.996216	$0.972509	205,776.524
Subaccount Inception Date April 8, 1991	2008	$1.000000	$0.996216	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000

Transamerica Index 50 VP – Service Class	2009	$0.812728	$0.924430	455,585.217
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717267	$0.862408	448,930.578
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2009	$1.011675	$1.226543	52,674.226
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661459	$0.893065	52,520.293
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2009	$0.989022	$1.253768	121,575.675
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000

American Funds - Asset Allocation Fund - Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989756	$1.007062	0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000877	$0.992791	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988788	$1.002704	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995046	$0.982531	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999934	$0.997153	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.794182	$0.941857	1,050,615.382
Subaccount Inception Date May 1, 2001	2008	$1.272009	$0.794182	1,556,486.554
	2007	$1.302518	$1.272009	2,724,494.769
	2006	$1.101883	$1.302518	3,307,123.013
	2005	$1.071206	$1.101883	3,622,823.440
	2004	$0.952152	$1.071206	3,690,993.234
	2003	$0.748541	$0.952152	4,033,385.761
	2002	$0.940149	$0.748541	4,169,280.836
	2001	$1.000000	$0.940149	599,992

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.084764	$1.341624	7,543,940.535
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	8,647,551.535
	2007	$1.326374	$1.393535	6,358,499.510
	2006	$1.227011	$1.326374	4,017,609.120
	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
	2002	$1.000000	$0.897884	3,595,369.606

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.943304	$1.209469	6,537,539.009
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	7,558,510.553
	2007	$1.486851	$1.582269	8,571,362.778
	2006	$1.302034	$1.486851	8,544,356.121
	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
	2002	$1.000000	$0.806199	2,047,522.990

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.074425	$1.341335	12,727,172.376
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	13,595,291.737
	2007	$1.378257	$1.469438	11,238,815.145
	2006	$1.251752	$1.378257	10,919,291.356
	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
	2002	$1.000000	$0.806199	5,390,194.080

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2009	$1.021885	$1.293468	14,986,491.047
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	15,673,930.650
	2007	$1.445324	$1.538888	21,741,455.856
	2006	$1.285492	$1.445324	21,707,876.799
	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590
	2002	$1.000000	$0.840747	6,980,994.155

Transamerica International Moderate Growth VP – Service Class	2009	$0.695766	$0.888717	568,218.571
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	589,076.816
	2007	$1.032458	$1.106246	456,514,352
	2006	$1.000000	$1.032458	300,618.870

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.070125	$1.204776	7,623,927.116
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	3,328,197.582
	2007	$1.586029	$1.638984	3,833,718.200
	2006	$1.373411	$1.586029	4,798,823.360
	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
	2002	$0.944875	$0.800587	6,009,670.998
	2001	$1.000000	$0.944875	1,148,363

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.352468	$1.782147	1,223,920.007
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	1,352,498.432
	2007	$2.579503	$2.376670	1,937,967.231
	2006	$1.835653	$2.579503	2,357,160.739
	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
	2002	$1.000000	$0.931052	792,281.812

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.695084	$0.889633	5,783,261.087
Subaccount Inception Date May 1, 1997	2008	$1.123403	$0.695084	6,758,552.569
	2007	$1.088148	$1.123403	8,238,516.810
	2006	$0.955422	$1.088148	9,104,814.749
	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
	2002	$0.899067	$0.669596	8,837,569.202
	2001	$1.000000	$0.899067	1,570,997

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.634782	$0.884015	1,262,749.349
Subaccount Inception Date November 18, 1996	2008	$1.020357	$0.634782	1,354,610.758
	2007	$0.926507	$1.020357	1,416,143.274
	2006	$0.919997	$0.926507	1,711,857.746
	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478
	2002	$0.873072	$0.597188	1,555,208.654
	2001	$1.000000	$0.873072	71,947

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class(4)	2009	$0.764045	$0.965218	4,294,821.382
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	5,525,735.050
	2007	$1.218398	$1.215742	6,640,710.672
	2006	$1.040511	$1.218398	8,196,089.851
	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400
	2002	$0.946133	$0.703500	14,674,763.084
	2001	$1.000000	$0.946133	2,686,656

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.020431	$1.483913	4,092,068.506
Subaccount Inception Date June 1, 1998	2008	$1.381306	$1.020431	3,833,075.651
	2007	$1.373205	$1.381306	4,894,549.627
	2006	$1.253150	$1.373205	6,077,620.515
	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
	2002	$0.980546	$0.988505	6,412,066.542
	2001	$1.000000	$0.980546	693,088

Transamerica MFS International Equity VP – Initial Class	2009	$0.837955	$1.098102	2,941,447.496
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	3,521,199.814
	2007	$1.216347	$1.311199	4,747,399.718
	2006	$1.000666	$1.216347	6,251,646.869
	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
	2002	$0.834029	$0.642367	3,121,699.941
	2001	$1.000000	$0.834029	99,773

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.692121	$0.865639	1,676,138.411
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	2,007,851.341
	2007	$0.998009	$1.186728	1,951,232.971
	2006	$0.959028	$0.998009	1,866,008.770
	2005	$0.894235	$0.959028	2,045,051.710
	2004	$0.806626	$0.894235	1,932,459.058
	2003	$0.646422	$0.806626	1,918,783.281
	2002	$0.884268	$0.646422	2,233,806.587
	2001	$1.000000	$0.884268	446,850

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.210180	$1.386905	6,904,300.326
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	5,333,905.533
	2007	$1.171534	$1.260541	4,524,612.035
	2006	$1.138214	$1.171534	4,927,679.130
	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
	2002	$1.000000	$1.053222	4,642,514.217

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.933660	$1.156556	8,569,292.678
Subaccount Inception Date January 3, 1995	2008	$1.476501	$0.933660	11,213,829.803
	2007	$1.447058	$1.476501	14,169,197.325
	2006	$1.231572	$1.447058	16,933,107.324
	2005	$1.197716	$1.231572	18,161,067.730
	2004	$1.056260	$1.197716	20,062,706.189
	2003	$0.851550	$1.056260	18,049,233.652
	2002	$0.988919	$0.851550	16,419,150.168
	2001	$1.000000	$0.988919	2,560,451

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.724573	$1.025585	4,189,416.746
Subaccount Inception Date January 3, 1995	2008	$1.273242	$0.724573	5,058,649.141
	2007	$1.172985	$1.273242	6,144,294.971
	2006	$1.047441	$1.172985	6,447,837.501
	2005	$0.998938	$1.047441	6,974,854.191
	2004	$0.920713	$0.998938	7,038,510.376
	2003	$0.712910	$0.920713	6,450,436.224
	2002	$0.935195	$0.712910	6,936,915.525
	2001	$1.000000	$0.935195	1,845,115

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.789781	$1.081922	3,408,196.303
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	4,124,402.825
	2007	$1.158869	$1.254462	5,069,996.039
	2006	$1.132689	$1.158869	6,090,222.616
	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109
	2002	$0.955974	$0.685942	8,366,242.633
	2001	$1.000000	$0.955974	819,954

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.762491	$0.966350	3,689,093.528
Subaccount Inception Date October 9, 2000	2008	$1.370681	$0.762491	550,837.951
	2007	$1.204306	$1.370681	797,132.581
	2006	$1.026448	$1.204306	825,623.289
	2005	$0.967022	$1.026448	781,545.795
	2004	$0.894511	$0.967022	807,797.324
	2003	$0.714658	$0.894511	694,332.502
	2002	$0.921911	$0.714658	464,436.993
	2001	$1.000000	$0.921911	66,629

Transamerica Balanced VP – Initial Class(7)	2009	$1.000543	$1.248058	344,599.806
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	415,036.780
	2007	$1.335781	$1.498683	387,058.651
	2006	$1.239342	$1.335781	410,168.435
	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971
	2002	$1.000000	$0.941146	500,674.668

Transamerica Convertible Securities VP – Initial Class	2009	$1.035882	$1.343302	762,827.737
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	733,236.260
	2007	$1.418146	$1.661544	1,159,886.289
	2006	$1.294720	$1.418146	799,188.121
	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
	2002	$1.000000	$0.924287	165,972.968

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.751847	$0.959353	9,406,811.699
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	10,646,505.830
	2007	$1.227724	$1.409942	12,801,773.320
	2006	$1.143396	$1.227724	15,355,936.855
	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
	2002	$0.872609	$0.670137	10,730,370.217
	2001	$1.000000	$0.872609	1,706,383

Transamerica Growth Opportunities VP – Initial Class	2009	$1.184124	$1.600591	1,736,890.031
Subaccount Inception Date May 1, 2001	2008	$2.028961	$1.184124	1,979,733.233
	2007	$1.669130	$2.028961	2,364,774.723
	2006	$1.607904	$1.669130	3,001,871.851
	2005	$1.400632	$1.607904	3,840,504.288
	2004	$1.215991	$1.400632	4,254,712.287
	2003	$0.938318	$1.215991	2,097,370.259
	2002	$1.108736	$0.938318	2,610,644.110
	2001	$1.000000	$1.108736	235,465

Transamerica Money Market VP – Initial Class	2009	$1.107014	$1.094790	8,420,583.580
Subaccount Inception Date April 8, 1991	2008	$1.094695	$1.107014	14,363,188.138
	2007	$1.055380	$1.094695	8,511,854.762
	2006	$1.020274	$1.055380	6,589,430.242
	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
	2002	$1.011385	$1.011588	13,933,850.525
	2001	$1.000000	$1.011385	4,074,448

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.504308	$0.785809	1,497,890.031
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	1,357,797.515
	2007	$0.757657	$0.993336	1,866,022.708
	2006	$0.759472	$0.757657	1,937,910.462
	2005	$0.753409	$0.759472	2,358,115.759
	2004	$0.705945	$0.753409	3,146,312.611
	2003	$0.473501	$0.705945	3,515,104.554
	2002	$0.774757	$0.473501	1,730,930.201
	2001	$1.000000	$0.774757	182,307

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.192595	$1.686857	7,634,988.171
Subaccount Inception Date May 4, 1993	2008	$2.042093	$1.192595	9,476,904.457
	2007	$1.657650	$2.042093	11,349,372.381
	2006	$1.421656	$1.657650	14,465,154.968
	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602
	2002	$0.978906	$0.585256	18,748,751.363
	2001	$1.000000	$0.978906	3,580,567

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class	2009	$1.263925	$1.304088	6,011,581.969
Subaccount Inception Date May 13, 1994	2008	$1.188702	$1.263925	8,037,043.832
	2007	$1.134988	$1.188702	8,787,346.304
	2006	$1.112738	$1.134988	10,295,986.028
	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984
	2002	$1.016603	$1.062441	15,577,968.614
	2001	$1.000000	$1.016603	1,597,578

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$0.967802	$1.203254	3,639,852.715
Subaccount Inception Date April 8, 1991	2008	$1.602061	$0.967802	4,675,082.851
	2007	$1.403238	$1.602061	5,883,226.534
	2006	$1.150322	$1.403238	5,406,989.603
	2005	$1.023500	$1.150322	5,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
	2002	$0.830259	$0.680836	2,803,079.765
	2001	$1.000000	$0.830259	361,293

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.771208	$1.107576	6,325,940.817
Subaccount Inception Date April 8, 1991	2008	$1.348278	$0.771208	3,988,563.769
	2007	$1.249638	$1.348278	4,688,483.877
	2006	$1.146722	$1.249638	5,553,274.298
	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
	2002	$0.964813	$0.796805	6,862,818.260
	2001	$1.000000	$0.964813	628,831

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.528867	$0.838670	2,995,825.830
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	3,179,743.189
	2007	$0.823890	$0.997022	4,066,803.665
	2006	$0.758974	$0.823890	4,592,341.896
	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
	2002	$0.806903	$0.533456	7,038,252.813
	2001	$1.000000	$0.806903	605,063

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.167287	$1.201264	105,907.878
Subaccount Inception Date November 3, 2003	2008	$1.100331	$1.167287	113,960.656
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.604186	$0.881600	1,348,192.328
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	1,248,208.190
	2007	$1.270636	$1.271980	1,377,622.440
	2006	$1.139065	$1.270636	1,751,370.632
	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
	2002	$1.000000	$0.759054	2,012,385.757

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.747594	$0.891339	162,620.660
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	167,581.392
	2007	$1.195666	$1.319374	172,852.758
	2006	$1.141419	$1.195666	202,403.156
	2005	$1.064339	$1.141419	217,134.814
	2004	$1.013497	$1.064339	259,259.567
	2003	$0.794340	$1.013497	344,508.599
	2002	$1.000000	$0.794340	144,395.038

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.738833	$0.878204	4,603,028.921
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	5,407,181.083
	2007	$1.218097	$1.261449	6,409,585.889
	2006	$1.054234	$1.218097	7,637,407.419
	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
	2002	$0.926892	$0.711608	12,175,694.503
	2001	$1.000000	$0.926892	2,043,757

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.565961	$0.766396	1,601,860.798
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	1,994,600.263
	2007	$0.952275	$0.952272	2,646,196.524
	2006	$0.848701	$0.952275	3,063,741.873
	2005	$0.864830	$0.848701	4,189,486.899
	2004	$0.762441	$0.864830	4,320,625.326
	2003	$0.712537	$0.762441	4,403,611.532
	2002	$0.584791	$0.712537	4,924,351.377
	2001	$1.000000	$0.584791	1,312,866

Fidelity VIP Contrafund® Portfolio – Service Class 2	2009	$1.012451	$1.354615	6,017,677.711
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	6,724,110.989
	2007	$1.544135	$1.788832	7,587,193.743
	2006	$1.402996	$1.544135	8,528,279.893
	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
	2002	$0.947203	$0.845652	7,592,743.208
	2001	$1.000000	$0.947203	1,117,221

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.755259	$0.968848	2,473,212.069
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	2,976,039.412
	2007	$1.337042	$1.337242	3,794,507.268
	2006	$1.128753	$1.337042	4,301,024.576
	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419
	2002	$0.937746	$0.767303	6,893,554.421
	2001	$1.000000	$0.937746	950,745

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.569269	$0.719468	2,186,092.760
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	2,476,344.383
	2007	$0.874541	$1.093944	2,642,246.891
	2006	$0.830834	$0.874541	2,559,636.002
	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911
	2002	$0.868717	$0.598043	4,515,281.040
	2001	$1.000000	$0.868717	477,321

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.568927	$0.817352	277,453.762
Subaccount Inception Date May 1, 2000	2008	$1.284076	$0.568927	416,758.974
	2007	$1.057895	$1.284076	469,443.284
	2006	$1.018922	$1.057895	673,040.150
	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
	2002	$0.913372	$0.703559	1,226,462.867
	2001	$1.000000	$0.913372	223,500

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.351755	$1.865781	5,354,900.713
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	6,099,947.258
	2007	$1.989658	$2.266360	7,300,277.425
	2006	$1.792176	$1.989658	8,965,159.106
	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
	2002	$1.029218	$0.914603	11,051,230.545
	2001	$1.000000	$1.029218	1,235,966

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.760482	$1.180361	1,568,415.562
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	1,812,943.766
	2007	$1.517999	$1.580730	2,225,317.908
	2006	$1.324841	$1.517999	2,384,962.628
	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
	2002	$1.000000	$0.749434	717,256.891

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	605,023.639
Subaccount Inception Date May 1, 2007	2008	0.971353	$0.674813	276,995.967
	2007	$1.000000	$0.971353	61,689.050

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	488,924.122
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	439,704.091
	2007	$1.000000	$0.965403	370,243.674

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	1,348,728.179
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	569,440.994
	2007	$1.000000	$1.070130	706,858.811

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.714794	$1.019736	1,569,166.390
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	1,946,421.855
	2007	$1.072245	$1.289164	2,241,519.411
	2006	$0.958132	$1.072245	2,246,620.051
	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
	2002	$0.770183	$0.546769	2,759,066.341
	2001	$1.000000	$0.770183	525,705

Janus Aspen - Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.035702	$1.359661	443,893.860
Subaccount Inception Date October 9, 2000	2008	$1.454423	$1.035702	536,701.699
	2007	$1.374155	$1.454423	632,621.645
	2006	$1.209131	$1.374155	784,540.751
	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
	2002	$0.906817	$0.685852	1,016,549.931
	2001	$1.000000	$0.906817	317,538

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.553819	$0.751573	2,547,712.342
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	2,711,937.288
	2007	$0.940727	$1.016044	3,571,752.083
	2006	$0.807605	$0.940727	3,404,232.320
	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
	2002	$0.837086	$0.614202	7,852,955.796
	2001	$1.000000	$0.837086	1,472,854

MFS ® New Discovery Series – Service Class	2009	$0.721754	$1.161385	478,997.423
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	231,040.647
	2007	$1.196609	$1.208354	313,704.415
	2006	$1.072810	$1.196609	491,278.724
	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715
	2002	$1.000000	$0.748106	320,316.512

MFS ® Total Return Series – Service Class	2009	$1.015691	$1.180963	1,148,186.066
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	1,251,214.981
	2007	$1.289840	$1.323958	2,090,560.795
	2006	$1.169929	$1.289840	2,602,682.739
	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
	2002	$1.000000	$0.918965	1,530,545.764

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993371	$1.003480	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991650	$0.996462	16,969.516

104

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988780	$0.999658	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985165	$1.029949	0.000

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco” due to branding changes.

105

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
AV720 101 148 102 (Individual Policy Form)	May 2002
AV920 101 168 603 (Individual Policy Form)	November 2003

106

Product Feature	Landmark 96 & Prior Form Number: – AV201 101 65 189	Landmark 96 & Prior Form Numbers: – AV201 101 65 189 – AE830 292 – AE847 394	Landmark 96 & Prior Form Numbers: – AV201 101 65 189 – AE847 394 – AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.

Death Proceeds

Greater of:

1)       the policy value on the date we receive due proof of death, or

2)       the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death

		Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

Distribution Financing Charge	N/A	N/A	N/A

Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available

Optional Riders	N/A	N/A	N/A

Premium Enhancement	No	No	No

Excess Interest Adjustment	N/A	Yes	Yes

Asset Rebalancing	N/A	Yes	Yes

Dollar Cost Averaging Fixed Account Option	N/A	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394

Unemployment Waiver	N/A	N/A	N/A

107

Product Feature	Landmark 96 & Prior Form Numbers: – AV254 101 87 196 – AE909 496 – AE 890 196	Landmark 97 Form Numbers: – AV320 101 99 197 – AE945 197	Landmark 98 Form Numbers: – AV376 101 106 1197 – AE 945 197
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.

A.       5% Annually Compounding

B.       Annual Step-Up

C.       Return of Premium

Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.

A.       5% Annually Compounding

B.       Double Enhanced

C.       Return of Premium

Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding

•     1.40% for Return of Premium (Years 1-7)

•     1.25% for Return of Premium (Years 8+)

•     1.55% for Compounding (Years 1-7)

•     1.40% for Compounding (Years 8+)

•     1.55% for Annual Step-up (Years 1-7)

•     1.40% for Annual Step Up (Years 8+)

•     1.40% for Return of Premium (Years 1-7)

•     1.25% for Return of Premium (Years 8+)

•     1.55% for Compounding (Years 1-7)

•     1.40% for Compounding (Years 8+)

•     1.55% for Annual Step-up (Years 1-7)

•     1.40% for Annual Step Up (Years 8+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

Distribution Financing Charge	N/A	Applicable	Applicable

Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available

108

Product Feature	Landmark 96 & Prior Form Numbers: – AV254 101 87 196 – AE909 496 – AE 890 196	Landmark 97 Form Numbers: – AV320 101 99 197 – AE945 197	Landmark 98 Form Numbers: – AV376 101 106 1197 – AE 945 197
Optional Riders

•     Family Income Protector

•     Managed Annuity Program

•     Managed Annuity Program II

•     5 for Life 2005

•     5 for Life with Growth

•     5 for Life Growth with Death Benefit

•     Living Benefits Rider 2003

•     Living Benefits Rider 2005

•     Taxpayer

•     Taxpayer Plus

•     Taxpayer Plus 2

•     Taxpayer Rider 2003

•     Family Income Protector

•     Managed Annuity Program

•     Managed Annuity Program II

•     5 for Life 2005

•     5 for Life with Growth

•     5 for Life Growth with Death Benefit

•     Living Benefits Rider 2003

•     Living Benefits Rider 2005

•     Taxpayer

•     Taxpayer Plus 2

•     Taxpayer Rider 2003

•     Family Income Protector

•     Managed Annuity Program

•     Managed Annuity Program II

•     5 for Life 2005

•     5 for Life with Growth

•     5 for Life Growth with Death Benefit

•     Living Benefits Rider 2003

•     Living Benefits Rider 2005

•     Taxpayer

•     Taxpayer Plus 2

•     Taxpayer Rider 2003

Premium Enhancement	No	No	No

Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197

Unemployment Waiver	N/A	N/A	N/A

109

Product Feature	Landmark 2000 Form Numbers: – AV432 101 114 199 – AV494 101 124 100 and – RGMI 1 798	Landmark 2001 Form Numbers: – AV620 101 137 101 and – RGMI 1 798	Landmark 2002 Form Numbers: – AV720 101 148 102 – RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 C. Return of Premium D. Monthly Step-Up through age 80	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80 B. Return of Premium Death Benefit	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 B. Return of Premium Death Benefit

	Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced

•      B-Share: 1.30% for Return of Premium

•      1.55% for Double Enhanced

•      L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•      1.30% for Return or Premium (Years 5+)

•      2.05% for Double Enhanced (Years 1-4)

•      1.55% for Double Enhanced (Years 5+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is:

$0-$1,750 = 2%

$1,751-$49,999.99 = $35

+ $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

Distribution Financing Charge	N/A	N/A	N/A

Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available

110

Product Feature	Landmark 2000 Form Numbers: – AV432 101 114 199 – AV494 101 124 100 and – RGMI 1 798	Landmark 2001 Form Numbers: – AV620 101 137 101 and – RGMI 1 798	Landmark 2002 Form Numbers: – AV720 101 148 102 – RGMI 1 798

Optional Riders

•    Family Income Protector

•    Managed Annuity Program

•    Managed Annuity Program II

•    5 for Life 2005

•    5 for Life with Growth

•    5 for Life Growth with Death Benefit

•    Living Benefits Rider 2003

•    Living Benefits Rider 2005

•    Taxpayer

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

•    Group Policy AV432 101 114 199 options - Income Select for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.

•    Family Income Protector

•    Managed Annuity Program

•    Managed Annuity Program II

•    5 for Life 2005

•    5 for Life with Growth

•    5 for Life Growth with Death Benefit

•    Living Benefits Rider 2003

•    Living Benefits Rider 2005

•    Taxpayer

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

•    Family Income Protector

•    Managed Annuity Program

•    Managed Annuity Program II

•    5 for Life 2005

•    5 for Life with Growth

•    5 for Life Growth with Death Benefit

•    Living Benefits Rider 2003

•    Living Benefits Rider 2005

•    Taxpayer

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

Premium Enhancement	Yes - Endorsements for Group Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199	No	No

Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

111

Product Feature	Landmark 2002 - Revised Form Number: – AV720 101 148 102	Landmark 2003 Form Number: – AV920 101 168 603	Landmark 2008 Form Number: – AV920 101 168 603

Guaranteed Minimum Death Benefit Option(s)

A.      Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.      Annual Step Up Death Benefit (RGMD 5 0103)

C.      Return of Premium Death Benefit

A.      Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.      Annual Step Up Death Benefit (RGMD 5 0103)

C.      Return of Premium Death Benefit (RGMD 8 0603)

A.      Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80

B.      Annual Step Up Death Benefit (RGMD 5 0103)

C.      Return of Premium Death Benefit (RGMD 8 0603)

	Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	Option A and B are available if owner and annuitant are age 75 or younger. Option C is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date?

•     B-Share: 1.30% for Return of Premium

•     1.50% for Annual Step Up

•     1.80% for Double Enhanced

•     L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•     1.30% for Return or Premium (Years 5+)

•     2.00% for Annual Step Up (Years 1-4)

•     1.50% for Annual Step-Up (Years 5+)

•     2.30% for Double Enhanced (Years 1-4)

•     1.80% for Double Enhanced (Years 5+)

•     B-Share: 1.30% for Return of Premium

•     1.50% for Annual Step Up

•     1.80% for Double Enhanced

•     L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•     1.30% for Return or Premium (Years 5+)

•     2.00% for Annual Step Up (Years 1-4)

•     1.50% for Annual Step-Up (Years 5+)

•     2.30% for Double Enhanced (Years 1-4)

•     1.80% for Double Enhanced (Years 5+)

B-Share: 1.30% for Return of Premium

•     1.50% for Annual Step Up

•     1.95% for Double Enhanced

•     L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)

•     1.30% for Return or Premium (Years 5+)

•     2.00% for Annual Step Up (Years 1-4)

•     1.50% for Annual Step-Up (Years 5+)

•     2.45% for Double Enhanced (Years 1-4)

•     1.95% for Double Enhanced (Years 5+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%

112

Product Feature	Landmark 2002 - Revised Form Number: – AV720 101 148 102	Landmark 2003 Form Number: – AV920 101 168 603	Landmark 2008 Form Number: – AV920 101 168 603

Fund Facilitation Fee	No

Yes -

•    0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•    0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•    0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•    0.10% if you choose Transamerica BlackRock Global Allocation VP.

Yes -

•    0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•    0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•    0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•    0.10% if you choose Transamerica BlackRock Global Allocation VP.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)

If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0

Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.

Distribution Financing Charge	N/A	N/A	N/A

Liquidity (L-Share) Optional Rider	Available	Available	Available

Optional Riders

•    Managed Annuity Program

•    5 for Life 2005

•    5 for Life with Growth

•    5 for Life Growth with Death Benefit

•    Income Select for Life

•    Retirement Income ChoiceSM

•    Living Benefits Rider 2003

•    Living Benefits Rider 2005

•    Taxpayer

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

•    5 for Life 2005

•    5 for Life with Growth

•    5 for Life Growth with Death Benefit

•    Income Select for Life

•    Retirement IncomeSM Choice

•    Retirement IncomeSM Choice 2008 (with Double Withdrawal Base Benefit)

•    Retirement Income ChoiceSM 1.2

•    Retirement Income ChoiceSM 1.4

•    Living Benefits Rider 2003

•    Living Benefits Rider 2005

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

•    Retirement Income ChoiceSM

•    Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•    Retirement Income ChoiceSM 1.2

•    Retirement Income ChoiceSM 1.4

•    Living Benefits Rider 2005

•    Taxpayer Plus 2

•    Taxpayer Rider 2003

Premium Enhancement	No	No	No

Excess Interest Adjustment	Yes	Yes	Yes

113

Product Feature	Landmark 2002 - Revised Form Number: – AV720 101 148 102	Landmark 2003 Form Number: – AV920 101 168 603	Landmark 2008 Form Number: – AV920 101 168 603

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

114

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

115

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest
adjustment floor, so the adjustment is limited to
51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21

Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

116

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW – E); where
EPW	=	the excess partial withdrawal amount.

117

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 ; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) =	= 54,181.21 – (R – E + surrender charge)
-553.66
Remaining policy value at middle of policy	= 54,181.21 – (20,000.00 – (-553.66) + 0.00) = 33,627.55
year 2

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66	= 54,181.21 – (R – E + surrender charge)
Remaining policy value at middle of policy year 2	= 54,181.21 – (20,000.00 – 553.66 + 0.00) = 34,734.87

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

118

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$	22,140
Reduction in policy value	=$	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

119

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

120

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

121

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$100,000

122

APPENDIX

ADDITIONAL DEATH DISTRIBUTION + RIDER – ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 - $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date = $110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

123

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider are summararized in the following chart.

Note: The the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:

(1) Guaranteed Minimum Accumulation Benefit

(“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Guaranteed Minimum Withdrawal Benefit

(“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

• Upgrades:	• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)

Charge:	Charges:	Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	(1) for Base Benefit only—0.40% to 1.25% (single and joint life) of withdrawal base on each rider anniversary;	(1) for Base Benefit only—0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary;

	(2) Open Investment Option – 1.10% (single life and joint life) of withdrawal base on each rider anniversary;	(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

	(3) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;	(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

(4) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

• Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

• Open Investment option (“OA”) – We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

• You must allocate 100% of your policy value to one or more investment options that we designate.

127

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

131

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$ 1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

132

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

134

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2 RIDER AND

RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

135

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

136

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

137

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

138

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

139

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

140

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus Dated May 1, 2010

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010

The following investment choices are hereby added to your policy:

BLACKROCK VARIABLE SERIES FUNDS, INC. - CLASS I

Managed by BlackRock Investments, LLC.

BlackRock Basic Value V.I. Fund

BlackRock High Income V.I. Fund - Class I Shares

The following subaccount will only be available to policy owners that held an investment in this subaccount on May 1, 2009. However, if any such owner surrenders all of his or her money from this subaccount after May 1, 2009, that policy owner may not reinvest in this subaccount.

BLACKROCK VARIABLE SERIES FUNDS, INC. - CLASS I

Managed by BlackRock Investments, LLC.

BlackRock Global Allocation V.I. Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

1

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	2.45%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP - Service Class	2009	$0.790338	$0.963561	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	0.000
Transamerica Asset Allocation - Moderate VP - Service Class	2009	$0.761131	$0.937563	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	0.000
Transamerica Asset Allocation - Moderate Growth VP - Service Class	2009	$0.712762	$0.889620	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	0.000
Transamerica International Moderate Growth VP - Service Class	2009	$0.681505	$0.860297	0.000
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000
Transamerica PIMCO Total Return VP - Service Class	2009	$0.913723	$1.032354	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000
Transamerica Efficient Markets VP - Service Class	2009	$1.035492	$1.191252	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000
Transamerica Balanced VP - Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000
Transamerica Money Market VP - Service Class	2009	$0.996216	$0.972509	0.000
Subaccount Inception Date July 3, 1997	2008	$1.000000	$0.996216	0.000
Transamerica U.S. Government Securities VP - Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000
Transamerica Value Balanced VP - Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000
Transamerica Index 50 VP - Service Class	2009	$0.812728	$0.924430	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000
Transamerica Index 75 VP - Service Class	2009	$0.717267	$0.862408	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

2

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2009	$1.011675	$1.226543	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2009	$0.661459	$0.893065	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2009	$0.989022	$1.253768	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000
American Funds - Asset Allocation Fund - Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989756	$1.007062	0.000
American Funds - Bond Fund - Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000877	$0.992791	0.000
GE Investments Total Return Fund - Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988788	$1.002704	0.000
Transamerica Foxhall Global Conservative VP - Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995046	$0.982531	0.000
Transamerica Index 35 VP - Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999934	$0.997153	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$0.879129	$1.138637	2,233,939.965
Subaccount Inception Date July 3, 1997	2008	$1.407785	$0.879129	2,524,431.179
	2007	$1.400005	$1.407785	3,035,057.257
	2006	$1.163140	$1.400005	3,728,949.550
	2005	$1.144027	$1.163140	3,948,395.889
	2004	$1.042915	$1.144027	4,318,898.00
	2003	$0.792544	$1.042915	4,288,462.40
	2002	$0.975841	$0.792544	4,170,511.78
	2001	$1.000000	$0.975841	891,090
BlackRock Global Allocation V.I. Fund	2009	$1.706191	$2.042513	939,953.055
Subaccount Inception Date July 3, 1997	2008	$2.143933	$1.706191	959,108.789
	2007	$1.855294	$2.143933	562,020.445
	2006	$1.611945	$1.855294	511,552.667
	2005	$1.476737	$1.611945	260,220.675
	2004	$1.307272	$1.476737	148,216.67
	2003	$0.869886	$1.307272	39,321.46
	2002	$0.981284	$0.869886	39,818.21
	2001	$1.000000	$0.981284	1,000
BlackRock High Income V.I. Fund	2009	$1.020041	$1.577858	610,674.208
Subaccount Inception Date July 3, 1997	2008	$1.458323	$1.020041	697,152.591
	2007	$1.441806	$1.458323	755,671.699
	2006	$1.333658	$1.441806	1,269,285.254
	2005	$1.329750	$1.333658	1,392,488.735
	2004	$1.204082	$1.329750	1,260,738.65
	2003	$0.951595	$1.204082	1,249,778.43
	2002	$0.977820	$0.951595	1,369,869.11
	2001	$1.000000	$0.977820	274,630

3

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP - Initial	2009	$0.794182	$0.941857	240,421.160
Class(1)	2008	$1.272009	$0.794182	316,541.300
Subaccount Inception Date May 1, 2001	2007	$1.302518	$1.272009	329,880.302
	2006	$1.101883	$1.302518	542,614.438
	2005	$1.071206	$1.101883	594,087.848
	2004	$0.952152	$1.071206	651,845.687
	2003	$0.748541	$0.952152	611,913.894
	2002	$0.940149	$0.748541	580,090.907
	2001	$1.000000	$0.940149	92,008
Transamerica Asset Allocation - Conservative VP - Initial Class	2009	$1.084764	$1.341624	512,429.517
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	1,010,343.201
	2007	$1.326374	$1.393535	950,354.248
	2006	$1.227011	$1.326374	1,465,658.037
	2005	$1.181090	$1.227011	891,891.143
	2004	$1.090010	$1.181090	438,641.080
	2003	$0.897884	$1.090010	393,484.536
	2002	$1.000000	$0.897884	99.910
Transamerica Asset Allocation - Growth VP - Initial Class	2009	$0.943304	$1.209469	1,655,466.961
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	1,436,715.533
	2007	$1.486851	$1.582269	1,689,550.428
	2006	$1.302034	$1.486851	855,030.567
	2005	$1.174501	$1.302034	300,581.621
	2004	$1.041488	$1.174501	87,747.507
	2003	$0.806199	$1.041488	234,637.209
	2002	$1.000000	$0.806199	230,786.046
Transamerica Asset Allocation - Moderate VP - Initial Class	2009	$1.074425	$1.341335	2,157,194.866
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	2,314,753.319
	2007	$1.378257	$1.469438	2,654,848.642
	2006	$1.251752	$1.378257	2,207,404.606
	2005	$1.179545	$1.251752	2,216,653.107
	2004	$1.072164	$1.179545	2,391,625.786
	2003	$0.869359	$1.072164	1,515,767.344
	2002	$1.000000	$0.869359	394,905.744
Transamerica Asset Allocation - Moderate Growth VP - Initial Class	2009	$1.021885	$1.293468	2,237,224.015
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	2,430,210.057
	2007	$1.445324	$1.538888	3,013,977.224
	2006	$1.285492	$1.445324	2,338,315.700
	2005	$1.184162	$1.285492	2,030,869.964
	2004	$1.055976	$1.184162	2,585,982.521
	2003	$0.840747	$1.055976	1,079,814.916
	2002	$1.000000	$0.840747	243,545.678
Transamerica International Moderate Growth VP - Service Class	2009	$0.695766	$0.888717	2,488.746
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	2,509.326
	2007	$1.032458	$1.106246	2,524.099
	2006	$1.000000	$1.032458	0.000
Transamerica BlackRock Large Cap Value VP - Initial Class(1)(2)	2009	$1.070125	$1.204776	1,256,954.507
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	334,965.728
	2007	$1.586029	$1.638984	474,844.629
	2006	$1.373411	$1.586029	530,359.376
	2005	$1.199353	$1.373411	645,519.887
	2004	$1.026183	$1.199353	524,333.478
	2003	$0.800587	$1.026183	323,754.130
	2002	$0.944875	$0.800587	345,911.748
	2001	$1.000000	$0.944875	78,055

4

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP - Initial Class	2009	$1.352468	$1.782147	77,337.559
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	101,628.784
	2007	$2.579503	$2.376670	106,626.809
	2006	$1.835653	$2.579503	150,952.407
	2005	$1.637853	$1.835653	76,193.806
	2004	$1.248199	$1.637853	52,452.469
	2003	$0.931052	$1.248199	48,955.630
	2002	$1.000000	$0.931052	16,861.570
Transamerica JPMorgan Enhanced Index VP - Initial Class	2009	$0.695084	$0.889633	773,179.078
Subaccount Inception Date May 2, 1997	2008	$1.123403	$0.695084	801,775.645
	2007	$1.088148	$1.123403	1,175,938.319
	2006	$0.955422	$1.088148	1,490,599.505
	2005	$0.934991	$0.955422	959,649.992
	2004	$0.852747	$0.934991	845,403.520
	2003	$0.669596	$0.852747	728,148.836
	2002	$0.899067	$0.669596	744,144.999
	2001	$1.000000	$0.899067	170,071
Transamerica Jennison Growth VP - Initial Class(3)	2009	$0.634782	$0.884015	138,566.563
Subaccount Inception Date November 18, 1996	2008	$1.020357	$0.634782	169,826.389
	2007	$0.926507	$1.020357	253,549.549
	2006	$0.919997	$0.926507	225,598.003
	2005	$0.818602	$0.919997	193,613.176
	2004	$0.759530	$0.818602	130,410.962
	2003	$0.597188	$0.759530	5,878.870
	2002	$0.873072	$0.597188	26,824.008
	2001	$1.000000	$0.873072	10,086
Transamerica Focus VP - Initial Class(4)	2009	$0.764045	$0.965218	541,117.098
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	678,338.336
	2007	$1.218398	$1.215742	771,914.948
	2006	$1.040511	$1.218398	1,110,594.711
	2005	$1.012203	$1.040511	1,106,429.851
	2004	$0.939060	$1.012203	1,190,868.567
	2003	$0.703500	$0.939060	1,227,481.355
	2002	$0.946133	$0.703500	1,326,410.487
	2001	$1.000000	$0.946133	277,733
Transamerica AEGON High Yield Bond VP - Initial Class(5)	2009	$1.020431	$1.483913	440,838.189
Subaccount Inception Date June 1, 1998	2008	$1.381306	$1.020431	558,452.319
	2007	$1.373205	$1.381306	669,170.988
	2006	$1.253150	$1.373205	945,006.421
	2005	$1.246176	$1.253150	958,814.443
	2004	$1.149503	$1.246176	1,039,048.714
	2003	$0.988505	$1.149503	945,857.760
	2002	$0.980546	$0.988505	668,239.890
	2001	$1.000000	$0.980546	128,926
Transamerica MFS International Equity VP - Initial Class	2009	$0.837955	$1.098102	382,307.487
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	381,599.482
	2007	$1.216347	$1.311199	662,417.253
	2006	$1.000666	$1.216347	991,642.666
	2005	$0.897669	$1.000666	1,063,768.216
	2004	$0.794901	$0.897669	756,138.449
	2003	$0.642367	$0.794901	883,158.814
	2002	$0.834029	$0.642367	564,907.520
	2001	$1.000000	$0.834029	245,426

5

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP - Initial Class(3)	2009	$0.692121	$0.865639	434,864.335
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	609,382.340
	2007	$0.998009	$1.186728	712,717.919
	2006	$0.959028	$0.998009	810,347.365
	2005	$0.894235	$0.959028	793,861.415
	2004	$0.806626	$0.894235	711,432.925
	2003	$0.646422	$0.806626	497,779.306
	2002	$0.884268	$0.646422	502,530.925
	2001	$1.000000	$0.884268	263,027
Transamerica PIMCO Total Return VP - Initial Class	2009	$1.210180	$1.386905	1,276,639.241
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	1,233,307.719
	2007	$1.171534	$1.260541	1,255,653.034
	2006	$1.138214	$1.171534	1,593,652.349
	2005	$1.126172	$1.138214	1,131,601.004
	2004	$1.091227	$1.126172	1,031,424.520
	2003	$1.053222	$1.091227	1,136,788.575
	2002	$1.000000	$1.053222	730,334.216
Transamerica T. Rowe Price Equity Income VP - Initial Class(1)	2009	$0.933660	$1.156556	1,877,042.114
Subaccount Inception Date January 3, 1995	2008	$1.476501	$0.933660	2,274,023.213
	2007	$1.447058	$1.476501	2,553,177.011
	2006	$1.231572	$1.447058	3,039,351.318
	2005	$1.197716	$1.231572	2,484,754.294
	2004	$1.056260	$1.197716	3,096,980.033
	2003	$0.851550	$1.056260	2,561,029.409
	2002	$0.988919	$0.851550	2,757,519.217
	2001	$1.000000	$0.988919	641,370
Transamerica T. Rowe Price Growth Stock VP - Initial Class(3)	2009	$0.724573	$1.025585	2,010,813.204
Subaccount Inception Date January 3, 1995	2008	$1.273242	$0.724573	2,157,827.805
	2007	$1.172985	$1.273242	2,620,389.166
	2006	$1.047441	$1.172985	2,966,875.977
	2005	$0.920713	$1.047441	2,809,414.098
	2004	$0.920713	$0.998938	2,455,926.094
	2003	$0.712910	$0.920713	2,113,251.130
	2002	$0.935195	$0.712910	2,332,528.627
	2001	$1.000000	$0.935195	562,032
Transamerica T. Rowe Price Small Cap VP - Initial Class	2009	$0.789781	$1.081922	421,278.627
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	451,851.691
	2007	$1.158869	$1.254462	578,877.332
	2006	$1.132689	$1.158869	740,864.123
	2005	$1.036804	$1.132689	902,884.564
	2004	$0.951198	$1.036804	922,663.843
	2003	$0.685942	$0.951198	1,082,207.561
	2002	$0.955974	$0.685942	1,121,595.884
	2001	$1.000000	$0.955974	126,060
Transamerica Templeton Global VP - Initial Class(6)	2009	$0.762491	$0.966350	554,176.794
Subaccount Inception Date May 1, 2000	2008	$1.370681	$0.762491	236,152.368
	2007	$1.204306	$1.370681	348,091.575
	2006	$1.026448	$1.204306	269,284.789
	2005	$0.967022	$1.026448	174,435.106
	2004	$0.894511	$0.967022	134,120.169
	2003	$0.714658	$0.894511	112,489.143
	2002	$0.921911	$0.714658	105,241.149
	2001	$1.000000	$0.921911	34,780

6

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP - Initial Class(7)	2009	$1.000543	$1.248058	44,713.021
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	40,793.472
	2007	$1.335781	$1.498683	25,852.406
	2006	$1.239342	$1.335781	38,754.249
	2005	$1.162240	$1.239342	38,851.115
	2004	$1.058695	$1.162240	21,572.926
	2003	$0.941146	$1.058695	21,679.022
	2002	$1.000000	$0.941146	99.910
Transamerica Convertible Securities VP - Initial Class	2009	$1.035882	$1.343302	69,506.930
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	80,909.298
	2007	$1.418146	$1.661544	146,887.385
	2006	$1.294720	$1.418146	142,024.649
	2005	$1.261856	$1.294720	52,551.206
	2004	$1.128889	$1.261856	33,666.427
	2003	$0.924287	$1.128889	10,933.864
	2002	$1.000000	$0.924287	99.910
Transamerica WMC Diversified Growth VP - Initial Class(8)	2009	$0.751847	$0.959353	1,817,051.238
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	2,215,682.819
	2007	$1.227724	$1.409942	2,668,723.448
	2006	$1.143396	$1.227724	2,403,831.317
	2005	$0.993375	$1.143396	1,193,892.400
	2004	$0.868532	$0.993375	1,289,128.283
	2003	$0.670137	$0.868532	736,208.988
	2002	$0.872609	$0.670137	994,698.989
	2001	$1.000000	$0.872609	245,830
Transamerica Growth Opportunities VP - Initial Class	2009	$1.184124	$1.600591	332,783.907
Subaccount Inception Date May 2, 2001	2008	$2.028961	$1.184124	360,302.276
	2007	$1.669130	$2.028961	427,706.229
	2006	$1.607904	$1.669130	579,804.055
	2005	$1.400632	$1.607904	677,299.748
	2004	$1.215991	$1.400632	726,666.825
	2003	$0.938318	$1.215991	266,858.120
	2002	$1.108736	$0.938318	298,152.367
	2001	$1.000000	$1.108736	103,014
Transamerica Money Market VP - Initial Class	2009	$1.107014	$1.094790	1,269,698.817
Subaccount Inception Date April 8, 1991	2008	$1.094695	$1.107014	1,973,968.957
	2007	$1.055380	$1.094695	2,803,113.582
	2006	$1.020274	$1.055380	1,244,578.705
	2005	$1.004042	$1.020274	733,616.745
	2004	$1.006504	$1.004042	714,141.937
	2003	$1.011588	$1.006504	760,607.724
Transamerica Science & Technology VP - Initial Class(6)	2009	$0.504308	$0.785809	76,446.785
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	67,817.504
	2007	$0.757657	$0.993336	99,002.145
	2006	$0.759472	$0.757657	96,681.614
	2005	$0.753409	$0.759472	85,906.790
	2004	$0.705945	$0.753409	86,178.230
	2003	$0.473501	$0.705945	113,061.854
	2002	$0.774757	$0.473501	102,242.399
	2001	$1.000000	$0.774757	118,826

7

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP - Initial Class	2009	$1.192595	$1.686857	1,794,312.791
Subaccount Inception Date May 4, 1993	2008	$2.042093	$1.192595	2,174,820.233
	2007	$1.657650	$2.042093	2,637,797.361
	2006	$1.421656	$1.657650	2,979,134.782
	2005	$1.267497	$1.421656	2,802,571.422
	2004	$1.103071	$1.267497	3,014,770.294
	2003	$0.585256	$1.103071	2,672,494.596
	2002	$0.978906	$0.585256	3,293,032.918
	2001	$1.000000	$0.978906	680,486
Transamerica U.S. Government Securities VP - Initial Class	2009	$1.263925	$1.304088	1,941,604.581
Subaccount Inception Date May 13, 1994	2008	$1.188702	$1.263925	2,156,806.883
	2007	$1.134988	$1.188702	1,974,917.722
	2006	$1.112738	$1.134988	2,992,316.908
	2005	$1.102034	$1.112738	2,776,720.582
	2004	$1.080238	$1.102034	2,808,895.024
	2003	$1.062441	$1.080238	3,219,804.739
	2002	$1.016603	$1.062441	3,474,144.524
	2001	$1.000000	$1.016603	549,854
Transamerica Value Balanced VP - Service Class(7)	2009	$0.716608	$0.871567	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716608	0.000
Transamerica Index 50 VP - Service Class	2009	$0.819159	$0.942791	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	0.000
Transamerica Index 75 VP - Service Class	2009	$0.722951	$0.879543	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	0.000
Transamerica Morgan Stanley Active International Allocation VP - Initial	2009	$0.967802	$1.203254	1,020,585.859
Class(10)	2008	$1.602061	$0.967802	1,297,411.450
Subaccount Inception Date April 8, 1991	2007	$1.403238	$1.602061	1,552,208.978
	2006	$1.150322	$1.403238	1,464,376.841
	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887
	2002	$0.830259	$0.680836	598,957.784
	2001	$1.000000	$0.830259	86,172
Transamerica Multi Managed Large Cap Core VP - Initial Class(11)	2009	$0.771208	$1.107576	2,104,906.366
Subaccount Inception Date April 8, 1991	2008	$1.348278	$0.771208	1,578,030.299
	2007	$1.249638	$1.348278	1,894,776.828
	2006	$1.146722	$1.249638	2,065,596.044
	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
	2002	$0.964813	$0.796805	1,681,401.994
	2001	$1.000000	$0.964813	606,384
Transamerica Morgan Stanley Mid-Cap Growth VP - Initial Class(12)	2009	$0.528867	$0.838670	669,637.329
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	723,116.582
	2007	$0.823890	$0.997022	785,548.220
	2006	$0.758974	$0.823890	1,035,665.029
	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
	2002	$0.806903	$0.533456	2,204,412.828
	2001	$1.000000	$0.806903	377,353

8

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP - Service Class	2009	$1.167287	$1.201264	0.000
Subaccount Inception Date November 3, 2003	2008	$1.100331	$1.167287	0.000
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
Invesco V.I. Basic Value Fund - Series II Shares(9)	2009	$0.604186	$0.881600	47,108.729
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	27,498.162
	2007	$1.270636	$1.271980	28,590.780
	2006	$1.139065	$1.270636	14,194.928
	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
	2002	$1.000000	$0.759054	42,461.523
Invesco V.I. Capital Appreciation Fund - Series II Shares(9)	2009	$0.747594	$0.891339	12,230.176
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	13,289.805
	2007	$1.195666	$1.319374	13,909.065
	2006	$1.141419	$1.195666	44,922.136
	2005	$1.064339	$1.141419	0.000
	2004	$1.013497	$1.064339	0.000
	2003	$0.794340	$1.013497	0.000
	2002	$1.000000	$0.794340	99.910
AllianceBernstein Growth and Income Portfolio - Class B	2009	$0.738833	$0.878204	936,857.924
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	1,172,393.699
	2007	$1.218097	$1.261449	1,297,791.879
	2006	$1.054234	$1.218097	1,939,418.245
	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281
	2002	$0.926892	$0.711608	2,850,562.724
	2001	$1.000000	$0.926892	518,898
AllianceBernstein Large Cap Growth Portfolio - Class B	2009	$0.565961	$0.766396	499,795.115
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	524,187.246
	2007	$0.848701	$0.952272	545,112.699
	2006	$0.864830	$0.848701	721,876.332
	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
	2002	$0.770183	$0.584791	1,546,736.466
	2001	$1.000000	$0.856157	509,161
Fidelity VIP Balanced Portfolio - Service Class 2	2009	$0.666709	$0.910832	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666709	0.000
Fidelity VIP Contrafund® Portfolio - Service Class 2	2009	$1.012451	$1.354615	904,593.534
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	1,029,474.045
	2007	$1.544135	$1.788832	1,070,600.013
	2006	$1.402996	$1.544135	1,122,649.002
	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
	2002	$0.947203	$0.845652	892,593.822
	2001	$1.000000	$0.947203	165,537

9

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio - Service Class 2	2009	$0.755259	$0.968848	217,880.547
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	235,226.956
	2007	$1.337042	$1.337242	464,400.119
	2006	$1.128753	$1.337042	523,756.167
	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
	2002	$0.937746	$0.767303	550,045.604
	2001	$1.000000	$0.937746	76,893
Fidelity VIP Growth Portfolio - Service Class 2	2009	$0.569269	$0.719468	132,761.289
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	146,307.048
	2007	$0.874541	$1.093944	188,850.859
	2006	$0.830834	$0.874541	142,663.614
	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979
	2002	$0.868717	$0.598043	343,592.321
	2001	$1.000000	$0.868717	90,444
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2009	$0.568927	$0.817352	79,981.861
Subaccount Inception Date May 1, 2000	2008	$1.284076	$0.568927	83,609.299
	2007	$1.057895	$1.284076	89,261.563
	2006	$1.018922	$1.057895	97,305.365
	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828
	2002	$0.913372	$0.703559	209,107.008
	2001	$1.000000	$0.913372	32,325
Fidelity VIP Mid Cap Portfolio - Service Class 2	2009	$1.351755	$1.865781	668,937.173
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	790,282.522
	2007	$1.989658	$2.266360	1,173,932.387
	2006	$1.792176	$1.989658	1,370,846.387
	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
	2002	$1.029218	$0.914603	1,664,798.002
	2001	$1.000000	$1.029218	222,446
Fidelity VIP Value Strategies Portfolio - Service Class 2	2009	$0.760482	$1.180361	103,853.710
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	75,247.601
	2007	$1.517999	$1.580730	99,911.916
	2006	$1.324841	$1.517999	149,505.663
	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
	2002	$1.000000	$0.749434	104,084.605
Franklin Income Securities Fund - Class 2	2009	$0.674813	$0.903723	22,231.264
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	17,585.053
	2007	$1.000000	$0.971353	16,083.832
Mutual Shares Securities Fund - Class 2	2009	$0.599635	$0.746489	1,999.116
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	10,487.064
	2007	$1.000000	$0.965403	6,441.419
Templeton Foreign Securities Fund - Class 2	2009	$0.630121	$0.852876	213,131.202
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	138,612.156
	2007	$1.000000	$1.070130	5,622.834

10

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Enterprise Portfolio - Service Shares	2009	$0.714794	$1.019736	116,367.952
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	112,921.382
	2007	$1.072245	$1.289164	93,422.659
	2006	$0.958132	$1.072245	118,849.217
	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595
	2002	$0.770183	$0.546769	167,137.379
	2001	$1.000000	$0.770183	32,357
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2009	$1.035702	$1.359661	21,455.255
Subaccount Inception Date October 9, 2000	2008	$1.454423	$1.035702	55,289.121
	2007	$1.374155	$1.454423	62,054.922
	2006	$1.209131	$1.374155	45,552.006
	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
	2002	$0.906817	$0.685852	115,229.879
	2001	$1.000000	$0.906817	59,102
Janus Aspen – Worldwide Portfolio - Service Shares	2009	$0.553819	$0.751573	597,619.981
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	589,800.246
	2007	$0.940727	$1.016044	662,169.098
	2006	$0.807605	$0.940727	960,049.097
	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
	2002	$0.837086	$0.614202	1,330,626.326
	2001	$1.000000	$0.837086	198,635
MFS ® New Discovery Series - Service Class	2009	$0.721754	$1.161385	67,440.194
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	30,858.037
	2007	$1.196609	$1.208354	54,618.434
	2006	$1.072810	$1.196609	44,606.892
	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
	2002	$1.000000	$0.748106	13,073.612
MFS ® Total Return Series - Service Class	2009	$1.015691	$1.180963	141,530.681
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	92,227.844
	2007	$1.289840	$1.323958	78,651.717
	2006	$1.169929	$1.289840	85,305.983
	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
	2002	$1.000000	$0.918965	73,983.989
Transamerica BlackRock Global Allocation VP - Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.205169	107,314.253
Transamerica BlackRock Tactical Allocation VP - Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993371	$1.003480	0.000
Transamerica Index 100 VP - Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0.000
Transamerica Index 35 VP - Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0.000
Transamerica JPMorgan Mid Cap Value VP - Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985165	$1.029949	0.000

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.

11

(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco” due to branding changes.

12

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus Dated May 1, 2010

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010

Effective April 24, 2009, the following investement choice was closed to new investments. If any owner surrenders all of their money from this subaccount after April 24, 2009, that owner may not reinvest in this subaccount:

MTB Group of Funds

Managed by MTB Investment Advisors, Inc.

MTB Managed Allocation Fund – Moderate Growth II

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with M&T Securities and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
MTB Group of Funds	0.35%

1

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding from the date of inception for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.829878	$1.019065	0.000
Subaccount Inception Date May 1, 2004	2008	$1.197106	$0.829878	0.000
	2007	$1.145836	$1.197106	0.000
	2006	$1.061506	$1.145836	0.000
	2005	$1.044125	$1.061506	0.000
	2004	$1.000000	$1.044125	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.867745	$1.076087	578,722.385
Subaccount Inception Date May 1, 2004	2008	$1.239441	$0.867745	713,580.083
	2007	$1.174699	$1.239441	1,004,159.083
	2006	$1.077644	$1.174699	1,078,612.892
	2005	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.049665	854,405.512

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus Dated May 1, 2010

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010

The following investment choices are hereby added to your policy:

THE HUNTINGTON FUNDS

Managed by Huntington Asset Advisors, Inc.

Huntington VA Balanced Fund

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

1

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
The Huntington Funds	0.00%

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	2.45%
Subaccount		Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.022536	$1.175665	10,109.054
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.022536	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.790338	$0.963561	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	0.000

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.761131	$0.937563	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	0.000

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.712762	$0.889620	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.681505	$0.860297	0.000
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.913723	$1.032354	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000

Transamerica Efficient Markets VP - Service Class	2009	$1.035492	$1.191252	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000

Transamerica Money Market VP – Service Class	2009	$0.996216	$0.972509	29,874.135
Subaccount Inception Date April 8, 1991	2008	$1.000000	$0.996216	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000

2

	Year	2.45%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2009	$0.812728	$0.924430	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717267	$0.862408	17,585.995
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2009	$1.011675	$1.226543	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661459	$0.893065	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2009	$0.989022	$1.253768	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000

American Funds - Asset Allocation Fund - Class 2	2009	$0.989756	$1.007062	0.000
Subaccount Inception Date November 19, 2009

American Funds - Bond Fund - Class 2	2009	$1.000877	$0.992791	0.000
Subaccount Inception Date November 19, 2009

GE Investments Total Return Fund – Class 3	2009	$0.988788	$1.002704	0.000
Subaccount Inception Date November 19, 2009

Transamerica Foxhall Global Conservative VP – Service Class	2009	$0.995046	$0.982531	0.000
Subaccount Inception Date November 19, 2009

Transamerica Index 35 VP – Service Class	2009	$0.999934	$0.997153	0.000
Subaccount Inception Date November 19, 2009

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.024153	$1.190894	1,813,507.879
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.024153	1,769.680

Huntington VA Dividend Capture Fund	2009	$0.672801	$0.830901	134,308.720
Subaccount Inception Date September 10, 2007	2008	$0.947728	$0.672801	23,000.694
	2007	$1.000000	$0.947728	15,889.922

Huntington VA Growth Fund	2009	$0.665684	$0.762029	86,906.303
Subaccount Inception Date September 10, 2007	2008	$1.086047	$0.665684	29,448.922
	2007	$1.000000	$1.086047	0.000

Huntington VA Income Equity Fund	2009	$0.600288	$0.720672	87,478.309
Subaccount Inception Date September 10, 2007	2008	$0.978261	$0.600288	19,602.043
	2007	$1.000000	$0.978261	11,873.756

Huntington VA International Equity Fund	2009	$0.632582	$0.833463	555,107.613
Subaccount Inception Date September 10, 2007	2008	$1.078090	$0.632582	132,433.089
	2007	$1.000000	$1.078090	4,211.629

Huntington VA Macro 100 Fund	2009	$0.622056	$0.748352	3,368.246
Subaccount Inception Date September 10, 2007	2008	$0.953507	$0.622056	0.000
	2007	$1.000000	$0.953507	0.000

Huntington VA Mid Corp America Fund	2009	$0.616298	$0.816647	170,390.643
Subaccount Inception Date September 10, 2007	2008	$1.020729	$0.616298	23,937.875
	2007	$1.000000	$1.020729	14,486.357

Huntington VA Mortgage Securities Fund	2009	$1.018746	$1.060597	360,977.156
Subaccount Inception Date September 10, 2007	2008	$1.010322	$1.018746	101,434.603
	2007	$1.000000	$1.010322	35,780.009

Huntington VA New Economy Fund	2009	$0.497752	$0.661610	109,247.118
Subaccount Inception Date September 10, 2007	2008	$1.065045	$0.497752	40,853.614
	2007	$1.000000	$1.065045	17,338.710

Huntington VA Real Strategies Fund	2009	$0.581273	$0.773179	173,824.283
Subaccount Inception Date September 10, 2007	2008	$1.154686	$0.581273	23,651.563
	2007	$1.000000	$1.154686	6,505.799

3

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Huntington VA Rotating Markets Fund	2009	$0.596982	$0.786014	38,276.009
Subaccount Inception Date September 10, 2007	2008	$1.043900	$0.596982	12,122.457
	2007	$1.000000	$1.043900	14,857.638

Huntington VA Situs Fund	2009	$0.584308	$0.766873	536,976.055
Subaccount Inception Date September 10, 2007	2008	$1.007181	$0.584308	182,187.035
	2007	$1.000000	$1.007181	32,476.861

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.606383	$0.717848	7,561.932
Subaccount Inception Date September 10, 2007	2008	$0.975816	$0.606383	6,828.402
	2007	$1.000000	$0.975816	5,004.461

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.795023	$0.980267	3,004,713.401
Subaccount Inception Date September 10, 2007	2008	$1.024708	$0.795023	378,336.780
	2007	$1.000000	$1.024708	0.000

Transamerica Asset Allocation - Growth VP – Service Class	2009	$0.611564	$0.782076	227,478.900
Subaccount Inception Date September 10, 2007	2008	$1.028389	$0.611564	0.000
	2007	$1.000000	$1.028389	0.000

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.750825	$0.935359	7,507,740.524
Subaccount Inception Date September 10, 2007	2008	$1.030584	$0.750825	2,194,156.111
	2007	$1.000000	$1.030584	0.000

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.681960	$0.860829	8,939,688.529
Subaccount Inception Date September 10, 2007	2008	$1.029953	$0.681960	4,009,232.882
	2007	$1.000000	$1.029953	123,764.717

Transamerica International Moderate Growth VP – Service Class	2009	$0.651421	$0.831661	2,394,771.793
Subaccount Inception Date September 10, 2007	2008	$1.036252	$0.651421	1,569,641.344
	2007	$1.000000	$1.036252	1,144.728

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.663136	$0.744398	915,067.668
Subaccount Inception Date Septemer 10, 2007	2008	$1.018844	$0.663136	443,673.228
	2007	$1.000000	$1.018844	15,347.834

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.565832	$0.742931	6,418.003
Subaccount Inception Date September 10, 2007	2008	$0.996856	$0.565832	2,102.837
	2007	$1.000000	$0.996856	1,420.239

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.619575	$0.790923	8,454.308
Subaccount Inception Date September 10, 2007	2008	$1.004587	$0.619575	8,012.972
	2007	$1.000000	$1.004587	3,989.433

Transamerica Jennison Growth VP – Service Class	2009	$0.657859	$0.913651	4,327.978
Subaccount Inception Date September 10, 2007	2008	$1.059675	$0.657859	398.664
	2007	$1.000000	$1.059675	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.626208	$0.788587	3,289.004
Subaccount Inception Date September 10, 2007	2008	$0.999655	$0.626208	3,870.336
	2007	$1.000000	$0.999655	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.742100	$1.075846	43,174.866
Subaccount Inception Date September 10, 2007	2008	$1.008610	$0.742100	7,295.038
	2007	$1.000000	$1.008610	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.661579	$0.863623	28,285.684
Subaccount Inception Date September 10, 2007	2008	$1.039758	$0.661579	10,030.831
	2007	$1.000000	$1.039758	6,428.241

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.641192	$0.799632	103,089.336
Subaccount Inception Date September 10, 2007	2008	$1.103377	$0.641192	13,307.296
	2007	$1.000000	$1.103377	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.992107	$1.133644	899,504.139
Subaccount Inception Date September 10, 2007	2008	$1.036915	$0.992107	260,885.801
	2007	$1.000000	$1.036915	38,157.413

4

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.634294	$0.783714	26,890.880
Subaccount Inception Date September 10, 2007	2008	$1.007083	$0.634294	2,218.684
	2007	$1.000000	$1.007083	2,850.255

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.588938	$0.830866	85,999.997
Subaccount Inception Date September 10, 2007	2008	$1.037606	$0.588938	4,277.120
	2007	$1.000000	$1.037606	5,497.222

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.636581	$0.869276	103,170.210
Subaccount Inception Date September 10, 2007	2008	$1.014038	$0.636581	3,565.035
	2007	$1.000000	$1.014038	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.602878	$0.760877	19,073.637
Subaccount Inception Date September 10, 2007	2008	$1.087027	$0.602878	15,585.568
	2007	$1.000000	$1.087027	7,613.878

Transamerica Efficient Markets VP - Service Class	2009	$1.037124	$1.206694	17,284.473
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.708665	$0.881024	299,283.714
Subaccount Inception Date September 10, 2007	2008	$1.064735	$0.708665	17,358.010
	2007	$1.000000	$1.064735	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.676050	$0.875365	22,484.590
Subaccount Inception Date September 10, 2007	2008	$1.087071	$0.676050	22,162.079
	2007	$1.000000	$1.087071	14,598.650

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.583271	$0.742164	817.209
Subaccount Inception Date September 10, 2007	2008	$1.097797	$0.583271	809,798
	2007	$1.000000	$1.097797	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.624559	$0.841700	0.000
Subaccount Inception Date September 10, 2007	2008	$1.073580	$0.624559	0.000
	2007	$1.000000	$1.073580	0.000

Transamerica Money Market VP – Service Class	2009	$1.018414	$1.005428	742,834.929
Subaccount Inception Date September 10, 2007	2008	$1.009855	$1.018414	85,232.219
	2007	$1.000000	$1.009855	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.579177	$0.902719	4,130.935
Subaccount Inception Date September 10, 2007	2008	$1.147614	$0.579177	4,134.208
	2007	$1.000000	$1.147614	792.071

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.662697	$0.934838	52,331.003
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.662697	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.076377	$1.107163	3,174,107.097
Subaccount Inception Date September 10, 2007	2008	$1.015135	$1.076377	53,393.034
	2007	$1.000000	$1.015135	1,688.276

Transamerica Value Balanced VP – Service Class(7)	2009	$0.716378	$0.870860	26,754.291
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716378	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	803,310.790
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	46,473.475

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	892,503.698
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	147,651.063

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$0.646499	$0.802074	88,264.204
Subaccount Inception Date September 10, 2007	2008	$1.074497	$0.646499	67,733.672
	2007	$1.000000	$1.074497	215.725

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.588619	$0.843048	45,313.108
Subaccount Inception Date September 10, 2007	2008	$1.031747	$0.588619	1,054.351
	2007	$1.000000	$1.031747	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.576211	$0.910790	42,925.556
Subaccount Inception Date September 10, 2007	2008	$1.089850	$0.576211	14,593.665
	2007	$1.000000	$1.089850	0.000

5

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date September 10, 2007	2009	$1.076377	$1.107163	609,795.772
	2008	$1.015135	$1.076377	691,758.316
	2007	$1.000000	$1.015135	62,595.459

Invesco V.I. Basic Value Fund – Series II Shares(12) Subaccount Inception Date September 10, 2007	2009	$0.472547	$0.689183	105,562.861
	2008	$0.995338	$0.472547	34,245.702
	2007	$1.000000	$0.995338	5,607.646

Invesco V.I. Capital Appreciation Fund – Series II Shares(12) Subaccount Inception Date September 10, 2007	2009	$0.588284	$0.701060	54,925.662
	2008	$1.038738	$0.588284	631.700
	2007	$1.000000	$1.038738	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2009	$1.013273	$1.242394	41,217.246
	2008	$1.000000	$1.013273	0.000

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2009	$0.595423	$0.707381	18,875.057
	2008	$1.017109	$0.595423	9,283.846
	2007	$1.000000	$1.017109	5,730.485

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2009	$0.637431	$0.862730	1,387.122
	2008	$1.073048	$0.637431	1,432.214
	2007	$1.000000	$1.073048	0.000

Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2009	$0.666486	$0.910073	151,843.347
	2008	$1.000000	$0.666486	76,666.687

Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2009	$0.605338	$0.809531	358,038.999
	2008	$1.070062	$0.605338	143,106.676
	2007	$1.000000	$1.070062	58,108.002

Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2009	$0.552328	$0.708169	98,591.301
	2008	$0.978432	$0.552328	45,383.595
	2007	$1.000000	$0.978432	15,892.199

Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2009	$0.566747	$0.715925	55,762.886
	2008	$1.089644	$0.566747	1,596.723
	2007	$1.000000	$1.089644	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2009	$0.618013	$0.852606	344,755.172
	2008	$1.036668	$0.618013	173,127.629
	2007	$1.000000	$1.036668	1,258.524

Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2009	$0.474597	$0.736273	17,072.046
	2008	$0.986977	$0.474597	9,873.670
	2007	$1.000000	$0.986977	5,873.576

Franklin Income Securities Fund – Class 2 Subaccount Inception Date September 10, 2007	2009	$0.695653	$0.931177	160,409.283
	2008	$1.001835	$0.695653	56,666.182
	2007	$1.000000	$1.001835	38,333.200

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date September 10, 2007	2009	$0.627673	$0.781025	36,267.928
	2008	$1.011066	$0.627673	64,099.192
	2007	$1.000000	$1.011066	17,712.514

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date September 10, 2007	2009	$0.645504	$0.873260	49,762.474
	2008	$1.096786	$0.645504	38,397.891
	2007	$1.000000	$1.096786	29,320.462

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2009	$0.990582	$1.269985	354,008.601
	2008	$1.000000	$0.990582	5,522.747

Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2009	$0.600224	$0.855860	16,070.843
	2008	$1.083083	$0.600224	0.000
	2007	$1.000000	$1.083083	0.000

Janus Aspen – Worldwide Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2009	$0.547674	$0.742880	31,875.087
	2008	$1.005257	$0.547674	13,730.746
	2007	$1.000000	$1.005257	0.000

6

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2009	$0.582503	$0.936854	17,467.911
	2008	$0.975698	$0.582503	11,256.835
	2007	$1.000000	$0.975698	5,663.822

MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2009	$0.773489	$0.898898	194,303.105
	2008	$1.008747	$0.773489	36,812.059
	2007	$1.000000	$1.008747	12,056.215

American Funds - Asset Allocation Fund – Class 2 Subaccount Inception Date November 19, 2009
	2009	$0.989787	$1.008398	16,227.510

American Funds - Bond Fund – Class 2 Subaccount Inception Date November 19, 2009
	2009	$1.000908	$0.994105	11,828.232

American Funds - Growth-Income Fund – Class 2 Subaccount Inception Date November 19, 2009
	2009	$0.986811	$1.008648	3,161.077

American Funds - Growth Fund – Class 2 Subaccount Inception Date November 19, 2009
	2009	$0.986490	$1.003254	0.000

American Funds - International Fund – Class 2 Subaccount Inception Date November 19, 2009
	2009	$0.982921	$0.980758	12,147.528

GE Investments Total Return Fund – Class 3 Subaccount Inception Date November 19, 2009
	2009	$0.988819	$1.004036	0.000

Transamerica BlackRock Global Allocation VP - Service Class Subaccount Inception Date May 1, 2009
	2009	$1.000000	$1.204759	990,580.454

Transamerica BlackRock Tactical Allocation VP – Service Class Subaccount Inception Date May 1, 2009
	2009	$1.000000	$1.208532	1,140,849.543

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.990722	$1.009552	8,015.076

Transamerica Foxhall Global Conservative VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.995077	$0.983837	0.000

Transamerica Foxhall Global Growth VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.988976	$1.006710	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.986580	$0.986069	0.000

Transamerica Hanlon Balanced VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.998168	$1.020908	0.000

Transamerica Hanlon Growth and Income VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.997274	$1.022659	0.000

Transamerica Hanlon Growth VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.996406	$1.021578	0.000

Transamerica Hanlon Managed Income VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.999965	$1.003918	0.000

Transamerica Index 100 VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.999965	$1.024441	0.000

Transamerica Index 35 VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.999965	$0.998480	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class Subaccount Inception Date November 19, 2009
	2009	$0.985164	$1.029886	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM Subaccount Inception Date May 1, 2009
	2009	$1.000000	$0.563085	40,860.882

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.

7

(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco” due to branding changes.

8

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2010, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2010

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APPENDIX

OA METHOD TRANSFERS	236

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817 -5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year

15

beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

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Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

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Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

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The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%) .

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into

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consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

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Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T) N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

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Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other

23

reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2009, 2008, and 2007 the amounts paid to TCI in connection with all policies sold through the separate account were $98,110,228, $82,578,230, and $58,122,474, respectively.

During fiscal year 2007 the amount paid to AFSG in connection with all policies sold through the separate account was $28,663,654. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received

24

from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

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LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.829878	$1.019065	0.000
Subaccount Inception Date May 1, 2004	2008	$1.197106	$0.829878	0.000
	2007	$1.145836	$1.197106	0.000
	2006	$1.061506	$1.145836	0.000
	2005	$1.044125	$1.061506	0.000
	2004	$1.000000	$1.044125	0.000

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.840455	$1.035095	0.000
Subaccount Inception Date May 1, 2004	2008	$1.208795	$0.840455	0.000
	2007	$1.153621	$1.208795	19,651.795
	2006	$1.065602	$1.153621	19,806.879
	2005	$1.045097	$1.065602	19,983.119
	2004	$1.000000	$1.045097	20,165.835

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.848035	$1.046476	0.000
Subaccount Inception Date May 1, 2004	2008	$1.217292	$0.848035	48,248.146
	2007	$1.159420	$1.217292	83,418.361
	2006	$1.068861	$1.159420	85,008.688
	2005	$1.046243	$1.068861	86,103.421
	2004	$1.000000	$1.046243	0.000

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.859807	$1.064144	111,712.170
Subaccount Inception Date May 1, 2004	2008	$1.230533	$0.859807	116,102.678
	2007	$1.168568	$1.230533	206,516.556
	2006	$1.077644	$1.168568	215,620.415
	2005	$1.049665	$1.077644	216,806.390
	2004	$1.000000	$1.049665	352,911.490

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2009	$0.867745	$1.076087	578,722.385
Subaccount Inception Date May 1, 2004	2008	$1.239441	$0.867745	713,580.083
	2007	$1.174699	$1.239441	1,004,159.083
	2006	$1.077644	$1.174699	1,078,612.892
	2005	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.049665	854,405.512

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.790338	$0.963561	531,590.170
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	104,680.989

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.761131	$0.937563	777,986.243
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	759,633.983

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.712762	$0.889620	790,528.677
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	389,732.455

Transamerica International Moderate Growth VP – Service Class	2009	$0.681505	$0.860297	19,091.078
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.913723	$1.032354	101,995.049
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035492	$1.191252	5,857.152
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000

Transamerica Money Market VP – Service Class	2009	$0.996216	$0.972509	205,776.524
Subaccount Inception Date April 8, 1991	2008	$1.000000	$0.996216	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000

Transamerica Index 50 VP – Service Class	2009	$0.812728	$0.924430	455,585.217
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717267	$0.862408	448,930.578
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011675	$1.226543	52,674.226
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661459	$0.893065	52,520.293
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989022	$1.253768	121,575.675
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989756	$1.007062	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000877	$0.992791	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988788	$1.002704	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995046	$0.982531	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999934	$0.997153	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.956905	$1.121723	0.000
Subaccount Inception Date May 1, 2001	2008	$1.555195	$0.956905	0.000
	2007	$1.612659	$1.555195	0.000
	2006	$1.381110	$1.612659	0.000
	2005	$1.360651	$1.381110	0.000
	2004	$1.225218	$1.360651	0.000
	2003	$1.000000	$1.225218	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.075040	$1.312585	123,020.028
Subaccount Inception Date May 1, 2002	2008	$1.399371	$1.075040	105,790.900
	2007	$1.348817	$1.399371	54,767.135
	2006	$1.264181	$1.348817	42,805.274
	2005	$1.231489	$1.264181	58,433.624
	2004	$1.151154	$1.231489	54,787.384
	2003	$1.000000	$1.151154	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.054162	$1.334892	0.000
Subaccount Inception Date May 1, 2002	2008	$1.790255	$1.054162	48,735.589
	2007	$1.703320	$1.790255	48,910.655
	2006	$1.511459	$1.703320	76,008.666
	2005	$1.381416	$1.511459	65,503.621
	2004	$1.240772	$1.381416	18,776.582
	2003	$1.000000	$1.240772	18,868.706

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.101950	$1.359372	29,230.606
Subaccount Inception Date May 1, 2002	2008	$1.527528	$1.101950	239,876.415
	2007	$1.450650	$1.527528	247,800.193
	2006	$1.334304	$1.450650	196,847.553
	2005	$1.274074	$1.334304	159,711.965
	2004	$1.172951	$1.274074	33,359.296
	2003	$1.000000	$1.172951	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.088890	$1.361057	139,438.845
Subaccount Inception Date May 1, 2002	2008	$1.660836	$1.088890	441,076.421
	2007	$1.579837	$1.660836	681,339.206
	2006	$1.423364	$1.579837	765,141.076
	2005	$1.327175	$1.423364	581,445.977
	2004	$1.199864	$1.327175	280,489.005
	2003	$1.000000	$1.199864	57,230.679

Transamerica International Moderate Growth VP – Service Class	2009	$0.676831	$0.855654	12,119.380
Subaccount Inception Date May 1, 2006	2008	$1.087356	$0.676831	14,918.212
	2007	$1.025414	$1.087356	13,217.314
	2006	$1.000000	$1.025414	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.224724	$1.361363	0.000
Subaccount Inception Date May 1, 2000	2008	$1.900351	$1.224724	0.000
	2007	$1.863272	$1.900351	38,209.219
	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.282223	$1.667079	0.000
Subaccount Inception Date May 1, 2002	2008	$2.281359	$1.282223	21,580.433
	2007	$2.507320	$2.281359	18,378.478
	2006	$1.807285	$2.507320	13,571.987
	2005	$1.633413	$1.807285	15,442.050
	2004	$1.261219	$1.633413	18,006.254
	2003	$1.000000	$1.261219	18,584.528

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.924036	$1.168051	0.000
Subaccount Inception Date May 1, 1997	2008	$1.513129	$0.924036	0.000
	2007	$1.484265	$1.513129	0.000
	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.938904	$1.291243	4,262.005
Subaccount Inception Date November 18, 1996	2008	$1.527393	$0.938904	0.000
	2007	$1.404338	$1.527393	0.000
	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.968496	$1.207689	0.000
Subaccount Inception Date May 1, 2000	2008	$1.561428	$0.968496	0.000
	2007	$1.585424	$1.561428	0.000
	2006	$1.370990	$1.585424	15,073.118
	2005	$1.351017	$1.370990	16,326.326
	2004	$1.269268	$1.351017	18,590.358
	2003	$1.000000	$1.269268	18,570.442

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.898274	$1.289545	0.000
Subaccount Inception Date June 1, 1998	2008	$1.232969	$0.898274	0.000
	2007	$1.240057	$1.232969	0.000
	2006	$1.146748	$1.240057	20,129.067
	2005	$1.155681	$1.146748	20,160.794
	2004	$1.079727	$1.155681	20,193.351
	2003	$1.000000	$1.079727	19,145.805

Transamerica MFS International Equity VP – Service Class	2009	$1.234692	$1.596014	0.000
Subaccount Inception Date May 1, 2001	2008	$1.959722	$1.234692	0.000
	2007	$1.841701	$1.959722	0.000
	2006	$1.532659	$1.841701	952.343
	2005	$1.394598	$1.532659	954.688
	2004	$1.249023	$1.394598	957.186
	2003	$1.000000	$1.249023	959.858

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.953145	$1.177053	0.000
Subaccount Inception Date May 1, 2000	2008	$1.656477	$0.953145	0.000
	2007	$1.410743	$1.656477	0.000
	2006	$1.372359	$1.410743	0.000
	2005	$1.297321	$1.372359	0.000
	2004	$1.184729	$1.297321	0.000
	2003	$1.000000	$1.184729	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.045059	$1.182481	114,559.978
Subaccount Inception Date May 1, 2002	2008	$1.103076	$1.045059	0.000
	2007	$1.037254	$1.103076	0.000
	2006	$1.021247	$1.037254	2,655.706
	2005	$1.023862	$1.021247	2,664.291
	2004	$1.005095	$1.023862	2,673.065
	2003	$1.000000	$1.005095	2,349.053

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.002716	$1.226806	0.000
Subaccount Inception Date January 3, 1995	2008	$1.607834	$1.002716	0.000
	2007	$1.596202	$1.607834	1,766.708
	2006	$1.375508	$1.596202	1,686.144
	2005	$1.355459	$1.375508	1,733.394
	2004	$1.210437	$1.355459	1,653.723
	2003	$1.000000	$1.210437	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.890252	$1.243671	0.000
Subaccount Inception Date January 3, 1995	2008	$1.584040	$0.890252	0.000
	2007	$1.478655	$1.584040	0.000
	2006	$1.336935	$1.478655	0.000
	2005	$1.291449	$1.336935	0.000
	2004	$1.205923	$1.291449	0.000
	2003	$1.000000	$1.205923	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.032666	$1.396380	0.000
Subaccount Inception Date May 1, 2000	2008	$1.661318	$1.032666	0.000
	2007	$1.555483	$1.661318	0.000
	2006	$1.539750	$1.555483	14,199.970
	2005	$1.426709	$1.539750	15,173.027
	2004	$1.325528	$1.426709	17,544.052
	2003	$1.000000	$1.325528	17,333.155

Transamerica Templeton Global VP – Service Class(6)	2009	$0.807793	$1.009511	0.000
Subaccount Inception Date May 1, 2000	2008	$1.470956	$0.807793	0.000
	2007	$1.308891	$1.470956	0.000
	2006	$1.130371	$1.308891	0.000
	2005	$1.078330	$1.130371	0.000
	2004	$1.200018	$1.078330	0.000
	2003	$1.000000	$1.200018	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035705	$1.193244	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000
Transamerica Balanced VP – Service Class(7)	2009	$0.968657	$1.192487	0.000
Subaccount Inception Date May 1, 2002	2008	$1.469806	$0.968657	0.000
	2007	$1.326386	$1.469806	0.000
	2006	$1.247750	$1.326386	1,063.053
	2005	$1.184125	$1.247750	1,065.668
	2004	$1.092598	$1.184125	1,068.458
	2003	$1.000000	$1.092598	1,071.447

Transamerica Convertible Securities VP – Service Class	2009	$0.988465	$1.267372	0.000
Subaccount Inception Date May 1, 2002	2008	$1.605198	$0.988465	0.000
	2007	$1.388395	$1.605198	6,199.485
	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.978314	$1.232655	0.000
Subaccount Inception Date May 1, 2000	2008	$1.859593	$0.978314	0.000
	2007	$1.639549	$1.859593	1,658.253
	2006	$1.547439	$1.639549	44,479.753
	2005	$1.361322	$1.547439	44,149.352
	2004	$1.204564	$1.361322	46,839.721
	2003	$1.000000	$1.204564	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2009	$1.138704	$1.519589	0.000
Subaccount Inception Date May 1, 2000	2008	$1.976802	$1.138704	0.000
	2007	$1.647839	$1.976802	0.000
	2006	$1.606943	$1.647839	0.000
	2005	$1.417914	$1.606943	0.000
	2004	$1.245074	$1.417914	0.000
	2003	$1.000000	$1.245074	0.000

Transamerica Money Market VP – Service Class	2009	$1.019563	$0.996753	0.000
Subaccount Inception Date April 8, 1991	2008	$1.020986	$1.019563	73,898.862
	2007	$0.997075	$1.020986	138,242.297
	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.866929	$1.338007	0.000
Subaccount Inception Date May 1, 2001	2008	$1.734857	$0.866929	0.000
	2007	$1.339587	$1.734857	1,866.984
	2006	$1.359961	$1.339587	2,843.511
	2005	$1.365772	$1.359961	2,716.447
	2004	$1.299095	$1.365772	2,547.967
	2003	$1.000000	$1.299095	892.5815

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.656576	$0.917145	0.000
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.656576	0.000
Transamerica U.S. Government Securities VP – Service Class	2009	$1.086641	$1.106788	0.000
Subaccount Inception Date May 13, 1994	2008	$1.034970	$1.086641	0.000
	2007	$1.001021	$1.034970	0.000
	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	1.000000	$0.990855	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.711667	$0.856670	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000

Transamerica Index 50 VP – Service Class	2009	$0.813516	$0.926675	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717974	$0.864525	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$1.326757	$1.629936	0.000
Class(9)	2008	$2.226969	$1.326757	0.000
Subaccount Inception Date April 8, 1991	2007	$1.976560	$2.226969	0.000
	2006	$1.641334	$1.976560	0.000
	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.869283	$1.232849	0.000
Subaccount Inception Date April 8, 1991	2008	$1.538823	$0.869283	0.000
	2007	$1.445169	$1.538823	0.000
	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.869420	$1.360817	2,878.884
Subaccount Inception Date May 1, 2001	2008	$1.660767	$0.869420	0.000
	2007	$1.390044	$1.660767	0.000
	2006	$1.297496	$1.390044	1,171.893
	2005	$1.236820	$1.297496	1,175.679
	2004	$1.183500	$1.236820	1,179.551
	2003	$1.000000	$1.183500	1,041.942

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.737098	$1.064489	0.000
Subaccount Inception Date May 1, 2002	2008	$1.568020	$0.737098	0.000
	2007	$1.582701	$1.568020	0.000
	2006	$1.433493	$1.582701	16,755.790
	2005	$1.390873	$1.433493	16,797.716
	2004	$1.283810	$1.390873	16,839.966
	2003	$1.000000	$1.283810	1,403.335

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.853734	$1.007445	0.000
Subaccount Inception Date May 1, 2002	2008	$1.522413	$0.853734	0.000
	2007	$1.394062	$1.522413	0.000
	2006	$1.344584	$1.394062	0.000
	2005	$1.266759	$1.344584	0.000
	2004	$1.218793	$1.266759	0.000
	2003	$1.000000	$1.218793	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011883	$1.228584	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011883	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.923875	$1.086865	0.000
Subaccount Inception Date May 1, 2001	2008	$1.593839	$0.923875	0.000
	2007	$1.555119	$1.593839	0.000
	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.862649	$1.156159	0.000
Subaccount Inception Date May 1, 2001	2008	$1.466605	$0.862649	0.000
	2007	$1.320728	$1.466605	0.000
	2006	$1.359749	$1.320728	2,027.799
	2005	$1.211153	$1.359749	2,032.786
	2004	$1.143646	$1.211153	2,038.097
	2003	$1.000000	$1.143646	2,043.794

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662108	$0.895254	5,864.799
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.107020	$1.465942	3,623.407
Subaccount Inception Date May 1, 2000	2008	$1.976331	$1.107020	0.000
	2007	$1.723765	$1.976331	48,555.443
	2006	$1.582402	$1.723765	1,550.282
	2005	$1.387678	$1.582402	1,581.095
	2004	$1.232790	$1.387678	1,644.291
	2003	$1.000000	$1.232790	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.910891	$1.156483	0.000
Subaccount Inception Date May 1, 2000	2008	$1.629640	$0.910891	0.000
	2007	$1.646378	$1.629640	0.000
	2006	$1.404275	$1.646378	1,938.261
	2005	$1.360683	$1.404275	1,943.026
	2004	$1.251476	$1.360683	1,948.102
	2003	$1.000000	$1.251476	1,953.545

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.855264	$1.069823	0.000
Subaccount Inception Date May 1, 2001	2008	$1.660687	$0.855264	0.000
	2007	$1.341444	$1.660687	0.000
	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.424159	$1.945547	0.000
Subaccount Inception Date May 1, 2000	2008	$2.412649	$1.424159	0.000
	2007	$2.140177	$2.412649	33,015.401
	2006	$1.947702	$2.140177	12,207.063
	2005	$1.688213	$1.947702	12,276.741
	2004	$1.385512	$1.688213	12,488.789
	2003	$1.000000	$1.385512	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.911671	$1.400499	0.000
Subaccount Inception Date May 1, 2002	2008	$1.914774	$0.911671	0.000
	2007	$1.857970	$1.914774	1,943.353
	2006	$1.638305	$1.857970	12,060.307
	2005	$1.636169	$1.638305	12,149.443
	2004	$1.470410	$1.636169	12,133.003
	2003	$1.000000	$1.470410	0.000

Franklin Income Securities Fund – Class 2	2009	$0.663267	$0.879150	12,934.519
Subaccount Inception Date May 1, 2007	2008	$0.964667	$0.663267	0.000
	2007	$1.000000	$0.964667	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.589359	$0.726181	0.000
Subaccount Inception Date May 1, 2007	2008	$0.958762	$0.589359	0.000
	2007	$1.000000	$0.958762	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.619343	$0.829687	3,605.290
Subaccount Inception Date May 1, 2007	2008	$1.062783	$0.619343	0.000
	2007	$1.000000	$1.062783	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989224	$1.255873	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.165644	$1.645849	0.000
Subaccount Inception Date October 9, 2000	2008	$2.124234	$1.165644	0.000
	2007	$1.785215	$2.124234	0.000
	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.864644	$1.161339	0.000
Subaccount Inception Date October 9, 2000	2008	$1.602829	$0.864644	0.000
	2007	$1.499500	$1.602829	0.000
	2006	$1.300600	$1.499500	8,193.214
	2005	$1.260252	$1.300600	8,213.752
	2004	$1.233478	$1.260252	8,234.339
	2003	$1.000000	$1.233478	0.000

MFS® New Discovery Series – Service Class	2009	$0.880564	$1.402387	2,814.466
Subaccount Inception Date May 1, 2002	2008	$1.489611	$0.880564	0.000
	2007	$1.490522	$1.489611	0.000
	2006	$1.350138	$1.490522	4,459.166
	2005	$1.314944	$1.350138	4,470.322
	2004	$1.266619	$1.314944	4,481.568
	2003	$1.000000	$1.266619	443.831

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® Total Return Series – Service Class	2009	$1.024574	$1.179051	0.000
Subaccount Inception Date May 1, 2002	2008	$1.349448	$1.024574	0.000
	2007	$1.328377	$1.349448	0.000
	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989760	$1.007237	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000881	$0.992961	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986784	$1.007487	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986463	$1.002101	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982894	$0.979627	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988792	$1.002880	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.196900	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200632	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990696	$1.008390	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995050	$0.982701	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988949	$1.005546	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986553	$0.984931	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998141	$1.019726	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997247	$1.021477	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996379	$1.020396	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.002757	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.023261	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$0.997328	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985137	$1.028698	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2009	$0.829292	$0.975778	0.000
Class(1)	2008	$1.338795	$0.829292	0.000
Subaccount Inception Date May 1, 2001	2007	$1.381797	$1.338795	0.000
	2006	$1.178165	$1.381797	554,439.557
	2005	$1.154394	$1.178165	731,135.307
	2004	$1.034227	$1.154394	866,099.244
	2003	$0.819488	$1.034227	863,344.144
	2002	$1.000000	$0.819488	462,303.184

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.029244	$1.262981	0.000
Subaccount Inception Date May 1, 2002	2008	$1.332706	$1.029244	0.000
	2007	$1.278547	$1.332706	0.000
	2006	$1.192085	$1.278547	5,534,063.480
	2005	$1.156517	$1.192085	11,913,811.479
	2004	$1.075781	$1.156517	12,722,990.785
	2003	$0.893163	$1.075781	13,292,137.330
	2002	$1.000000	$0.893163	3,351,966.231

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.895031	$1.138575	0.000
Subaccount Inception Date May 1, 2002	2008	$1.513235	$0.895031	0.000
	2007	$1.433274	$1.513235	0.000
	2006	$1.264999	$1.433274	2,531,754.378
	2005	$1.150087	$1.264999	8,814,066.374
	2004	$1.027907	$1.150087	8,155,202.014
	2003	$0.801958	$1.027907	6,570,528.091
	2002	$1.000000	$0.801958	3,449,065.661

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.019424	$1.262698	0.000
Subaccount Inception Date May 1, 2002	2008	$1.405279	$1.019424	0.000
	2007	$1.328550	$1.405279	0.000
	2006	$1.216120	$1.328550	7,948,121.450
	2005	$1.154993	$1.216120	22,243,795.300
	2004	$1.058168	$1.154993	22,531,206.725
	2003	$0.864789	$1.058168	21,854,279.773
	2002	$1.000000	$0.864789	9,034,339.598

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.969554	$1.217615	0.000
Subaccount Inception Date May 1, 2002	2008	$1.471687	$0.969554	0.000
	2007	$1.393195	$1.471687	0.000
	2006	$1.248898	$1.393195	8,053,181.066
	2005	$1.159519	$1.248898	22,587,809.690
	2004	$1.042179	$1.159519	23,571,056.558
	2003	$0.836320	$1.042179	22,222,990.289
	2002	$1.000000	$0.836320	9,307,645.937

Transamerica International Moderate Growth VP – Service Class	2009	$0.681270	$0.863371	0.000
Subaccount Inception Date May 1, 2006	2008	$1.091801	$0.681270	0.000
	2007	$1.027079	$1.091801	0.000
	2006	$1.000000	$1.027079	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.027267	$1.147457	0.000
Subaccount Inception Date May 1, 2000	2008	$1.585851	$1.027267	0.000
	2007	$1.546799	$1.585851	0.000
	2006	$1.349983	$1.546799	547,911.933
	2005	$1.188179	$1.349983	1,699,110.179
	2004	$1.024670	$1.188179	1,401,569.087
	2003	$0.805713	$1.024670	1,421,907.878
	2002	$1.000000	$0.805713	766,008.437

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.283243	$1.677684	0.000
Subaccount Inception Date May 1, 2002	2008	$2.272956	$1.283243	0.000
	2007	$2.486548	$2.272956	0.000
	2006	$1.783433	$2.486548	686,030.496
	2005	$1.603794	$1.783433	1,630,619.080
	2004	$1.231933	$1.603794	2,020,570.944
	2003	$0.926167	$1.231933	1,791,813.110
	2002	$1.000000	$0.926167	848,816.737

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.790935	$1.004383	0.000
Subaccount Inception Date May 2, 1997	2008	$1.288469	$0.790935	0.000
	2007	$1.257952	$1.288469	0.000
	2006	$1.113224	$1.257952	205,999.488
	2005	$1.098003	$1.113224	1,032,782.717
	2004	$1.009349	$1.098003	1,319,130.639
	2003	$0.798818	$1.009349	1,469,352.818
	2002	$1.000000	$0.798818	1,116,494.171

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.760145	$1.050300	0.000
Subaccount Inception Date November 18, 1996	2008	$1.231562	$0.760145	0.000
	2007	$1.127164	$1.231562	0.000
	2006	$1.128060	$1.127164	111,109.532
	2005	$1.011636	$1.128060	671,900.483
	2004	$0.946076	$1.011636	813,915.269
	2003	$0.749731	$0.946076	790,596.260
	2002	$1.000000	$0.749731	378,340.552

Transamerica Focus VP – Initial Class(4)	2009	$0.792432	$0.993235	0.000
Subaccount Inception Date May 1, 2000	2008	$1.270934	$0.792432	0.000
	2007	$1.283834	$1.270934	0.000
	2006	$1.105017	$1.283834	1,216,790.747
	2005	$1.083437	$1.105017	3,419,828.371
	2004	$1.013103	$1.083437	3,817,978.520
	2003	$0.764956	$1.013103	3,755,672.367
	2002	$1.000000	$0.764956	2,186,349.501

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.969712	$1.399117	0.000
Subaccount Inception Date June 1, 1998	2008	$1.323057	$0.969712	0.000
	2007	$1.325749	$1.323057	0.000
	2006	$1.219367	$1.325749	1,055,560.684
	2005	$1.222127	$1.219367	2,597,577.819
	2004	$1.136257	$1.222127	2,847,809.421
	2003	$0.984831	$1.136257	3,139,842.025
	2002	$1.000000	$0.984831	825,866.141

Transamerica MFS International Equity VP – Initial Class	2009	$0.980238	$1.274485	0.000
Subaccount Inception Date May 1, 2001	2008	$1.546026	$0.980238	0.000
	2007	$1.445581	$1.546026	0.000
	2006	$1.198628	$1.445581	491,246.147
	2005	$1.083713	$1.198628	1,599,650.490
	2004	$0.967247	$1.083713	1,522,273.338
	2003	$0.787811	$0.967247	1,401,306.093
	2002	$1.000000	$0.787811	504,009.182

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.980026	$1.216121	0.000
Subaccount Inception Date May 1, 2000	2008	$1.693728	$0.980026	0.000
	2007	$1.435699	$1.693728	0.000
	2006	$1.390499	$1.435699	606,969.140
	2005	$1.306752	$1.390499	644,052.867
	2004	$1.188063	$1.306752	261,433.421
	2003	$1.000000	$1.188063	298,269.6250

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.148224	$1.305589	0.000
Subaccount Inception Date May 1, 2002	2008	$1.205487	$1.148224	0.000
	2007	$1.129276	$1.205487	0.000
	2006	$1.105810	$1.129276	2,074,694.773
	2005	$1.102737	$1.105810	6,241,138.267
	2004	$1.076993	$1.102737	6,273,424.517
	2003	$1.047694	$1.076993	6,998,700.432
	2002	$1.000000	$1.047694	4,549,829.924

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.875303	$1.075756	0.000
Subaccount Inception Date January 3, 1995	2008	$1.395202	$0.875303	0.000
	2007	$1.378243	$1.395202	0.000
	2006	$1.182234	$1.378243	1,679,041.215
	2005	$1.158793	$1.182234	4,941,870.327
	2004	$1.030039	$1.158793	4,803,136.053
	2003	$0.836971	$1.030039	4,833,563.861
	2002	$1.000000	$0.836971	2,599,295.828

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.788529	$1.107353	0.000
Subaccount Inception Date January 3, 1995	2008	$1.396645	$0.788529	0.000
	2007	$1.296888	$1.396645	0.000
	2006	$1.167214	$1.296888	735,853.996
	2005	$1.121948	$1.167214	2,597,062.863
	2004	$1.042280	$1.121948	2,646,349.864
	2003	$0.813420	$1.042280	2,806,648.159
	2002	$1.000000	$0.813420	1,452,575.125

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.813043	$1.105063	0.000
Subaccount Inception Date May 1, 2000	2008	$1.301679	$0.813043	0.000
	2007	$1.212035	$1.301679	0.000
	2006	$1.193999	$1.212035	623,375.050
	2005	$1.101532	$1.193999	2,330,687.560
	2004	$1.018589	$1.101532	2,331,973.257
	2003	$0.740331	$1.018589	2,383,017.556
	2002	$1.000000	$0.740331	1,406,961.012

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.836260	$1.051533	0.000
Subaccount Inception Date May 1, 2000	2008	$1.515249	$0.836260	0.000
	2007	$1.341900	$1.515249	0.000
	2006	$1.152735	$1.341900	370,898.624
	2005	$1.094552	$1.152735	969,563.736
	2004	$1.020505	$1.094552	833,899.959
	2003	$0.821759	$1.020505	614,144.164
	2002	$1.000000	$0.821759	288,580.337

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(7)	2009	$0.949337	$1.174907	0.000
Subaccount Inception Date May 1, 2002	2008	$1.433277	$0.949337	0.000
	2007	$1.287627	$1.433277	0.000
	2006	$1.204080	$1.287627	204,037.531
	2005	$1.138069	$1.204080	781,518.438
	2004	$1.044894	$1.138069	831,886.826
	2003	$0.936208	$1.044894	873,324.440
	2002	$1.000000	$0.936208	294,907.048

Transamerica Convertible Securities VP – Initial Class	2009	$0.982847	$1.264538	0.000
Subaccount Inception Date May 1, 2002	2008	$1.588997	$0.982847	0.000
	2007	$1.367001	$1.588997	0.000
	2006	$1.257866	$1.367001	271,831.823
	2005	$1.235603	$1.257866	1,143,130.902
	2004	$1.114161	$1.235603	1,076,664.946
	2003	$0.919433	$1.114161	1,034,137.336
	2002	$1.000000	$0.919433	515,614.901

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.897561	$1.136308	0.000
Subaccount Inception Date May 1, 2000	2008	$1.696592	$0.897561	0.000
	2007	$1.489071	$1.696592	0.000
	2006	$1.397725	$1.489071	1,380,620.760
	2005	$1.223899	$1.397725	3,553,196.172
	2004	$1.078576	$1.223899	3,408,212.319
	2003	$0.838775	$1.078576	2,579,172.995
	2002	$1.000000	$0.838775	1,409,672.987

Transamerica Growth Opportunities VP – Initial Class	2009	$0.949552	$1.273463	0.000
Subaccount Inception Date May 2, 2001	2008	$1.639959	$0.949552	0.000
	2007	$1.359831	$1.639959	0.000
	2006	$1.320280	$1.359831	115,033.496
	2005	$1.159147	$1.320280	1,141,336.905
	2004	$1.014316	$1.159147	1,187,931.335
	2003	$0.788866	$1.014316	608,146.259
	2002	$1.000000	$0.788866	478,802.905

Transamerica Money Market VP – Initial Class	2009	$1.038057	$1.018499	0.000
Subaccount Inception Date April 8, 1991	2008	$1.034631	$1.038057	0.000
	2007	$1.005394	$1.034631	0.000
	2006	$0.979599	$1.005394	1,597,029.987
	2005	$0.971609	$0.979599	1,593,313.750
	2004	$0.981716	$0.971609	1,599,509.006
	2003	$1.000000	$0.981716	2,118,206.891

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.722090	$1.116346	0.000
Subaccount Inception Date May 1, 2001	2008	$1.433646	$0.722090	0.000
	2007	$1.102171	$1.433646	0.000
	2006	$1.113521	$1.102171	146,060.525
	2005	$1.113337	$1.113521	639,401.411
	2004	$1.051469	$1.113337	595,247.109
	2003	$0.710805	$1.051469	599,400.203
	2002	$1.000000	$0.710805	67,210.623

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.208389	$1.695816	0.000
Subaccount Inception Date May 4, 1993	2008	$2.085599	$1.208389	0.000
	2007	$1.706412	$2.085599	0.000
	2006	$1.475004	$1.706412	0.000
	2005	$1.325401	$1.475004	35,325.668
	2004	$1.162599	$1.325401	37,125.393
	2003	$0.621703	$1.162599	42,599.893
	2002	$1.000000	$0.621703	65,591.264

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.177615	$1.205510	0.000
Subaccount Inception Date May 13, 1994	2008	$1.116295	$1.177615	0.000
	2007	$1.074313	$1.116295	0.000
	2006	$1.061562	$1.074313	670,087.385
	2005	$1.059628	$1.061562	1,473,736.277
	2004	$1.046905	$1.059628	1,479,128.069
	2003	$1.037786	$1.046905	1,973,359.187
	2002	$1.000000	$1.037786	1,455,442.327

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.111759	$1.371410	0.000
Class(9)	2008	$1.854990	$1.111759	0.000
Subaccount Inception Date April 8, 1991	2007	$1.637677	$1.854990	0.000
	2006	$1.353085	$1.637677	365,612.840
	2005	$1.213396	$1.353085	1,636,699.829
	2004	$1.067146	$1.213396	1,066,833.112
	2003	$0.819975	$1.067146	836,813.884
	2002	$1.000000	$0.819975	501,697.559

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.802895	$1.144053	0.000
Subaccount Inception Date April 8, 1991	2008	$1.414830	$0.802895	0.000
	2007	$1.321746	$1.414830	0.000
	2006	$1.222445	$1.321746	112,539.993
	2005	$1.140092	$1.222445	372,408.194
	2004	$1.031926	$1.140092	386,840.375
	2003	$0.869699	$1.031926	499,064.017
	2002	$1.000000	$0.869699	220,638.224

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.681183	$1.071732	0.000
Subaccount Inception Date May 1, 2001	2008	$1.294385	$0.681183	0.000
	2007	$1.078130	$1.294385	0.000
	2006	$1.001015	$1.078130	272,954.526
	2005	$0.949775	$1.001015	761,808.552
	2004	$0.904677	$0.949775	988,121.765
	2003	$0.720387	$0.904677	998,093.649
	2002	$1.000000	$0.720387	558,294.630

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.573217	$0.829842	0.000
Subaccount Inception Date May 1, 2002	2008	$1.216392	$0.573217	0.000
	2007	$1.224776	$1.216392	0.000
	2006	$1.106608	$1.224776	228,086.982
	2005	$1.071094	$1.106608	1,137,236.314
	2004	$0.986226	$1.071094	1,328,556.449
	2003	$0.755058	$0.986226	1,434,467.723
	2002	$1.000000	$0.755058	924,597.542

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.709285	$0.839037	0.000
Subaccount Inception Date May 1, 2002	2008	$1.261728	$0.709285	0.000
	2007	$1.152510	$1.261728	0.000
	2006	$1.108895	$1.152510	22,390.449
	2005	$1.042171	$1.108895	248,251.366
	2004	$1.000255	$1.042171	350,958.979
	2003	$0.790158	$1.000255	362,714.572
	2002	$1.000000	$0.790158	238,405.703

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.777073	$0.916404	0.000
Subaccount Inception Date May 1, 2001	2008	$1.337293	$0.777073	0.000
	2007	$1.301597	$1.337293	0.000
	2006	$1.135370	$1.301597	439,474.559
	2005	$1.107663	$1.135370	1,164,146.386
	2004	$1.016380	$1.107663	1,256,914.040
	2003	$0.784658	$1.016380	1,356,018.945
	2002	$1.000000	$0.784658	806,408.218

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.719623	$0.966825	0.000
Subaccount Inception Date May 1, 2001	2008	$1.220440	$0.719623	0.000
	2007	$1.096343	$1.220440	0.000
	2006	$1.125973	$1.096343	264,689.240
	2005	$1.000475	$1.125973	746,333.980
	2004	$0.942399	$1.000475	919,796.020
	2003	$0.779541	$0.942399	894,137.362
	2002	$1.000000	$0.779541	612,049.924

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.981635	$1.303097	0.000
Subaccount Inception Date May 1, 2000	2008	$1.748171	$0.981635	0.000
	2007	$1.521016	$1.748171	0.000
	2006	$1.392877	$1.521016	2,168,111.458
	2005	$1.218498	$1.392877	4,937,141.548
	2004	$1.079848	$1.218498	4,607,500.525
	2003	$0.859599	$1.079848	4,268,144.889
	2002	$1.000000	$0.859599	2,610,176.784

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.765437	$0.974207	0.000
Subaccount Inception Date May 1, 2000	2008	$1.366054	$0.765437	0.000
	2007	$1.376703	$1.366054	0.000
	2006	$1.171382	$1.376703	809,485.826
	2005	$1.132263	$1.171382	2,538,506.870
	2004	$1.038836	$1.132263	2,965,497.133
	2003	$0.815292	$1.038836	2,915,179.996
	2002	$1.000000	$0.815292	1,171,144.495

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.672988	$0.843890	0.000
Subaccount Inception Date May 1, 2001	2008	$1.303547	$0.672988	0.000
	2007	$1.050384	$1.303547	0.000
	2006	$1.005752	$1.050384	439,997.366
	2005	$0.972781	$1.005752	1,172,487.943
	2004	$0.962720	$0.972781	1,215,275.716
	2003	$0.741225	$0.962720	1,224,577.371
	2002	$1.000000	$0.741225	640,287.864

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.203812	$1.648564	0.000
Subaccount Inception Date May 1, 2000	2008	$2.034339	$1.203812	0.000
	2007	$1.800162	$2.034339	0.000
	2006	$1.634275	$1.800162	1,886,809.792
	2005	$1.413088	$1.634275	5,535,276.086
	2004	$1.156879	$1.413088	5,531,641.439
	2003	$0.853928	$1.156879	4,923,622.851
	2002	$1.000000	$0.853928	2,797,025.560

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.721555	$1.111150	0.000
Subaccount Inception Date May 1, 2002	2008	$1.511759	$0.721555	0.000
	2007	$1.463296	$1.511759	0.000
	2006	$1.287159	$1.463296	751,800.103
	2005	$1.282351	$1.287159	2,682,509.306
	2004	$1.149605	$1.282351	2,850,357.153
	2003	$0.745495	$1.149605	2,738,979.818
	2002	$1.000000	$0.745495	1,620,340.408

Franklin Income Securities Fund – Class 2	2009	$0.665990	$0.884913	0.000
Subaccount Inception Date May 1, 2007	2008	$0.966259	$0.665990	0.000
	2007	$1.000000	$0.966259	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.591768	$0.730930	0.000
Subaccount Inception Date May 1, 2007	2008	$0.960326	$0.591768	0.000
	2007	$1.000000	$0.960326	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.621878	$0.835113	0.000
Subaccount Inception Date May 1, 2007	2008	$1.064515	$0.621878	0.000
	2007	$1.000000	$1.064515	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.989399	$1.400411	0.000
Subaccount Inception Date October 9, 2000	2008	$1.798630	$0.989399	0.000
	2007	$1.507857	$1.798630	0.000
	2006	$1.358004	$1.507857	8,052.036
	2005	$1.236979	$1.358004	339,231.750
	2004	$1.047848	$1.236979	261,515.781
	2003	$0.793465	$1.047848	128,961.303
	2002	$1.000000	$0.793465	96,244.084

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.668488	$0.900081	0.000
Subaccount Inception Date October 9, 2000	2008	$1.236153	$0.668488	0.000
	2007	$1.153613	$1.236153	0.000
	2006	$0.998152	$1.153613	148,353.087
	2005	$0.964837	$0.998152	670,215.297
	2004	$0.942022	$0.964837	612,577.074
	2003	$0.777262	$0.942022	595,797.877
	2002	$1.000000	$0.777262	485,119.409

MFS ® New Discovery Series – Service Class	2009	$0.684789	$1.093260	0.000
Subaccount Inception Date May 1, 2002	2008	$1.155587	$0.684789	0.000
	2007	$1.153454	$1.155587	0.000
	2006	$1.042272	$1.153454	80,909.044
	2005	$1.012632	$1.042272	599,989.320
	2004	$0.973029	$1.012632	593,842.608
	2003	$0.744169	$0.973029	604,414.950
	2002	$1.000000	$0.744169	430,329.451

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® Total Return Series – Service Class	2009	$0.963708	$1.111728	0.000
Subaccount Inception Date May 1, 2002	2008	$1.266160	$0.963708	0.000
	2007	$1.243331	$1.266160	0.000
	2006	$1.136630	$1.243331	1,690,066.224
	2005	$1.130502	$1.136630	6,518,753.882
	2004	$1.039145	$1.130502	6,681,777.704
	2003	$0.914134	$1.039145	6,596,368.629
	2002	$1.000000	$0.914134	3,504,022.989

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993349	$1.002548	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$1.023555	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$0.997612	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991628	$0.995540	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988759	$0.998731	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985143	$1.028991	0.000

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2009	$0.972989	$1.143928	13,978.941
Class(1)	2008	$1.576666	$0.972989	0.000
Subaccount Inception Date May 1, 2001	2007	$1.630107	$1.576666	6,800.740
	2006	$1.391980	$1.630107	36,880.807
	2005	$1.367342	$1.391980	33,453.413
	2004	$1.227616	$1.367342	29,658.663
	2003	$1.000000	$1.227616	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.093129	$1.338595	4,505,718.814
Subaccount Inception Date May 1, 2002	2008	$1.418718	$1.093129	3,527,038.436
	2007	$1.363426	$1.418718	2,369,148.550
	2006	$1.274130	$1.363426	1,902,522.788
	2005	$1.237538	$1.274130	1,850,836.909
	2004	$1.153408	$1.237538	1,356,256.244
	2003	$1.000000	$1.153408	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.071875	$1.361319	571,928.006
Subaccount Inception Date May 1, 2002	2008	$1.814984	$1.071875	639,936.935
	2007	$1.721757	$1.814984	968,876.283
	2006	$1.523349	$1.721757	417,021.273
	2005	$1.388206	$1.523349	448,165.910
	2004	$1.243201	$1.388206	328,071.052
	2003	$1.000000	$1.243201	95,654.2614

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.120464	$1.386267	10,411,653.390
Subaccount Inception Date May 1, 2002	2008	$1.548620	$1.120464	8,773,987.536
	2007	$1.466346	$1.548620	7,458,806.412
	2006	$1.344798	$1.466346	4,967,505.784
	2005	$1.280332	$1.344798	4,256,241.523
	2004	$1.175252	$1.280332	3,295,751.671
	2003	$1.000000	$1.175252	273,648.3386

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.107219	$1.388041	16,765,444.188
Subaccount Inception Date May 1, 2002	2008	$1.683809	$1.107219	15,040,227.876
	2007	$1.596951	$1.683809	12,497,875.704
	2006	$1.434575	$1.596951	6,160,405.446
	2005	$1.333718	$1.434575	3,793,090.108
	2004	$1.202229	$1.333718	2,271,056.871
	2003	$1.000000	$1.202229	273,309.058

Transamerica International Moderate Growth VP – Service Class	2009	$0.682168	$0.864938	2,664,470.878
Subaccount Inception Date May 1, 2006	2008	$1.092699	$0.682168	2,213,862.526
	2007	$1.027415	$1.092699	1,144,611.796
	2006	$1.000000	$1.027415	316,274.174

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.245302	$1.388309	73,186.888
Subaccount Inception Date May 1, 2000	2008	$1.926592	$1.245302	35,167.296
	2007	$1.883431	$1.926592	28,786.687
	2006	$1.647225	$1.883431	27,427.111
	2005	$1.451699	$1.647225	2,403.215
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.303760	$1.700055	17,752.026
Subaccount Inception Date May 1, 2002	2008	$2.312845	$1.303760	35,403.399
	2007	$2.534421	$2.312845	81,548.195
	2006	$1.821483	$2.534421	105,164.091
	2005	$1.641439	$1.821483	75,950.287
	2004	$1.263687	$1.641439	11,551.566
	2003	$1.000000	$1.263687	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.939564	$1.191179	1,031.675
Subaccount Inception Date May 2, 1997	2008	$1.534022	$0.939564	0.000
	2007	$1.500317	$1.534022	0.000
	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.954687	$1.316798	30,425.502
Subaccount Inception Date November 18, 1996	2008	$1.548476	$0.954687	12,640.636
	2007	$1.419516	$1.548476	20,631.283
	2006	$1.425030	$1.419516	20,731.301
	2005	$1.280340	$1.425030	5,170.851
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.984780	$1.231606	21,794.885
Subaccount Inception Date May 1, 2000	2008	$1.582990	$0.984780	14,083.153
	2007	$1.602581	$1.582990	21,925.452
	2006	$1.381774	$1.602581	35,037.050
	2005	$1.357660	$1.381774	13,905.403
	2004	$1.271758	$1.357660	13,427.620
	2003	$1.000000	$1.271758	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.913370	$1.315063	72,182.379
Subaccount Inception Date June 1, 1998	2008	$1.249994	$0.913370	73,551.527
	2007	$1.253484	$1.249994	91,893.524
	2006	$1.155773	$1.253484	98,376.949
	2005	$1.161377	$1.155773	105,621.614
	2004	$1.081853	$1.161377	39,551.668
	2003	$1.000000	$1.081853	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$1.255425	$1.627585	13,048.971
Subaccount Inception Date May 1, 2001	2008	$1.986760	$1.255425	29,424.175
	2007	$1.861607	$1.986760	51,104.597
	2006	$1.544702	$1.861607	35,050.061
	2005	$1.401442	$1.544702	31,052.358
	2004	$1.251472	$1.401442	29,031.916
	2003	$1.000000	$1.251472	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.969167	$1.200353	24,897.634
Subaccount Inception Date May 1, 2000	2008	$1.679370	$0.969167	10,613.302
	2007	$1.426025	$1.679370	12,373.079
	2006	$1.383158	$1.426025	23,364.391
	2005	$1.303691	$1.383158	44,426.395
	2004	$1.187046	$1.303691	36,595.891
	2003	$1.000000	$1.187046	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.062622	$1.205885	781,038.096
Subaccount Inception Date May 1, 2002	2008	$1.118307	$1.062622	303,187.884
	2007	$1.048482	$1.118307	252,126.854
	2006	$1.029279	$1.048482	109,517.518
	2005	$1.028898	$1.029279	124,569.220
	2004	$1.007067	$1.028898	89,463.100
	2003	$1.000000	$1.007067	11,359.889

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.019581	$1.251114	22,567.729
Subaccount Inception Date January 3, 1995	2008	$1.630050	$1.019581	78,243.159
	2007	$1.613486	$1.630050	154,046.098
	2006	$1.386333	$1.613486	125,861.716
	2005	$1.362121	$1.386333	80,067.666
	2004	$1.212812	$1.362121	14,028.426
	2003	$1.000000	$1.212812	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.905214	$1.268301	0.000
Subaccount Inception Date January 3, 1995	2008	$1.605908	$0.905214	5,220.137
	2007	$1.494642	$1.605908	4,859.503
	2006	$1.347434	$1.494642	25,315.713
	2005	$1.297785	$1.347434	25,876.297
	2004	$1.208289	$1.297785	26,916.407
	2003	$1.000000	$1.208289	2,914.383

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.050007	$1.424005	84,877.519
Subaccount Inception Date May 1, 2000	2008	$1.684240	$1.050007	85,749.575
	2007	$1.572309	$1.684240	213,651.424
	2006	$1.551860	$1.572309	63,304.306
	2005	$1.433725	$1.551860	47,122.573
	2004	$1.328123	$1.433725	38,295.703
	2003	$1.000000	$1.328123	360.547

Transamerica Templeton Global VP – Service Class(6)	2009	$0.818977	$1.026501	111,743.716
Subaccount Inception Date May 1, 2000	2008	$1.486908	$0.818977	51,298.057
	2007	$1.319186	$1.486908	106,895.965
	2006	$1.135930	$1.319186	54,820.347
	2005	$1.080456	$1.135930	59,284.631
	2004	$1.202376	$1.080456	23,990.476
	2003	$1.000000	$1.202376	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036128	$1.197245	25,040.087
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036128	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(7)	2009	$0.984952	$1.216116	394,601.103
Subaccount Inception Date May 1, 2002	2008	$1.490120	$0.984952	343,129.753
	2007	$1.340751	$1.490120	537,207.828
	2006	$1.257570	$1.340751	340,061.459
	2005	$1.189960	$1.257570	513.073
	2004	$1.094745	$1.189960	519.424
	2003	$1.000000	$1.094745	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.005059	$1.292440	31,207.477
Subaccount Inception Date May 1, 2002	2008	$1.627346	$1.005059	51,709.268
	2007	$1.403407	$1.627346	93,803.686
	2006	$1.293626	$1.403407	97,474.588
	2005	$1.274297	$1.293626	43,169.053
	2004	$1.150373	$1.274297	30,089.345
	2003	$1.000000	$1.150373	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.994743	$1.257040	25,461.426
Subaccount Inception Date May 1, 2000	2008	$1.885253	$0.994743	66,844.824
	2007	$1.657273	$1.885253	252,181.559
	2006	$1.559602	$1.657273	219,114.821
	2005	$1.368016	$1.559602	49,226.919
	2004	$1.206930	$1.368016	15,570.411
	2003	$1.000000	$1.206930	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.157844	$1.549674	6,027.503
Subaccount Inception Date May 2, 2001	2008	$2.004095	$1.157844	4,375.169
	2007	$1.665666	$2.004095	14,858.582
	2006	$1.619573	$1.665666	10,334.780
	2005	$1.424884	$1.619573	12,099.332
	2004	$1.247516	$1.424884	12,399.891
	2003	$1.000000	$1.247516	0.000

Transamerica Money Market VP – Service Class	2009	$1.036718	$1.016514	440,000.123
Subaccount Inception Date April 8, 1991	2008	$1.035117	$1.036718	689,876.446
	2007	$1.007888	$1.035117	725,045.434
	2006	$0.983994	$1.007888	97,114.581
	2005	$0.977921	$0.983994	22,976.369
	2004	$0.990061	$0.977921	12,016.136
	2003	$1.000000	$0.990061	65,642.141

Transamerica Science & Technology VP – Service Class(6)	2009	$0.881506	$1.364512	9,008.506
Subaccount Inception Date May 1, 2001	2008	$1.758820	$0.881506	36,462.823
	2007	$1.354086	$1.758820	130,553.301
	2006	$1.370655	$1.354086	98,653.845
	2005	$1.372482	$1.370655	45,350.659
	2004	$1.301642	$1.372482	28,214.066
	2003	$1.000000	$1.301642	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658398	$0.922394	13,148.568
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.658398	22,246.732

Transamerica U.S. Government Securities VP – Service Class	2009	$1.104917	$1.128725	342,297.735
Subaccount Inception Date May 13, 1994	2008	$1.049269	$1.104917	99,989.615
	2007	$1.011863	$1.049269	202,741.113
	2006	$1.001405	$1.011863	21,260.472
	2005	$1.001542	$1.001405	19,844.246
	2004	$0.992807	$1.001542	7,919.597
	2003	$1.000000	$0.992807	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713074	$0.860905	145,580.955
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713074	18,164.801

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2009	$0.815125	$0.931235	745,788.996
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815125	86,011.220

Transamerica Index 75 VP – Service Class	2009	$0.719388	$0.868778	1,109,171.392
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719388	10,671.119

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$0.719388	$1.662230	55,234.420
Class(9)	2008	$2.257740	$1.349067	95,776.742
Subaccount Inception Date April 8, 1991	2007	$1.997959	$2.257740	141,778.308
	2006	$1.654255	$1.997959	89,486.423
	2005	$1.485104	$1.654255	14,600.111
	2004	$1.309149	$1.485104	433.800
	2003	$1.000000	$1.309149	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.883883	$1.257249	1,863.936
Subaccount Inception Date April 8, 1991	2008	$1.560058	$0.883883	0.000
	2007	$1.460796	$1.560058	0.000
	2006	$1.353720	$1.460796	10,997.222
	2005	$1.265299	$1.353720	5,987.913
	2004	$1.146984	$1.265299	6,032.182
	2003	$1.000000	$1.146984	6,078.983

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.884047	$1.387778	15,674.903
Subaccount Inception Date May 1, 2001	2008	$1.683721	$0.884047	0.000
	2007	$1.405104	$1.683721	0.000
	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.104917	$1.128725	2,669,122.258
Subaccount Inception Date November 3, 2003	2008	$1.049269	$1.104917	4,179,744.731
	2007	$1.011863	$1.049269	202,741.113
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.749502	$1.085592	2,076.068
Subaccount Inception Date May 1, 2002	2008	$1.589682	$0.749502	0.000
	2007	$1.599838	$1.589682	0.000
	2006	$1.444778	$1.599838	0.000
	2005	$1.397721	$1.444778	0.000
	2004	$1.286328	$1.397721	0.000
	2003	$1.000000	$1.286328	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.868084	$1.027386	10,078.413
Subaccount Inception Date May 1, 2002	2008	$1.543441	$0.868084	0.000
	2007	$1.409148	$1.543441	1,545.879
	2006	$1.355161	$1.409148	2,043.379
	2005	$1.272982	$1.355161	1,946.089
	2004	$1.221185	$1.272982	1,977.822
	2003	$1.000000	$1.221185	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012300	$1.232706	103,789.700
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012300	932.953

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.939422	$1.108421	6,670.364
Subaccount Inception Date May 1, 2001	2008	$1.615870	$0.939422	4,952.112
	2007	$1.571957	$1.615870	53,556.815
	2006	$1.370533	$1.571957	5,080.977
	2005	$1.336441	$1.370533	266.838
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.877151	$1.179043	9,740.951
Subaccount Inception Date May 1, 2001	2008	$1.486858	$0.877151	0.000
	2007	$1.335013	$1.486858	0.000
	2006	$1.370428	$1.335013	12,264.143
	2005	$1.217098	$1.370428	11,197.582
	2004	$1.145885	$1.217098	11,326.692
	2003	$1.000000	$1.145885	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663418	$0.899667	121,447.343
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663418	63,732.858

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.125627	$1.494952	150,157.435
Subaccount Inception Date May 1, 2000	2008	$2.003619	$1.125627	193,967.624
	2007	$1.742412	$2.003619	418,368.394
	2006	$1.594841	$1.742412	248,446.029
	2005	$1.394496	$1.594841	112,917.607
	2004	$1.235210	$1.394496	39,995.645
	2003	$1.000000	$1.235210	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.926193	$1.179385	1,696.004
Subaccount Inception Date May 1, 2000	2008	$1.652131	$0.926193	5,957.083
	2007	$1.664181	$1.652131	21,568.634
	2006	$1.415316	$1.664181	24,024.770
	2005	$1.367371	$1.415316	9,073.048
	2004	$1.253935	$1.367371	6,954.300
	2003	$1.000000	$1.253935	2,856.771

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.869615	$1.090989	21,798.944
Subaccount Inception Date May 1, 2001	2008	$1.683580	$0.869615	0.000
	2007	$1.355936	$1.683580	7,589.924
	2006	$1.297697	$1.355936	11,283.036
	2005	$1.254545	$1.297697	11,196.027
	2004	$1.240965	$1.254545	8,759.400
	2003	$1.000000	$1.240965	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.448116	$1.984089	78,368.166
Subaccount Inception Date May 1, 2000	2008	$2.445989	$1.448116	110,754.524
	2007	$2.163353	$2.445989	284,451.598
	2006	$1.963029	$2.163353	291,199.226
	2005	$1.696510	$1.963029	157,241.522
	2004	$1.388232	$1.696510	64,284.570
	2003	$1.000000	$1.388232	2,641.602

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.926986	$1.428212	27,653.352
Subaccount Inception Date May 1, 2002	2008	$1.941190	$0.926986	52,448.936
	2007	$1.878038	$1.941190	134,498.950
	2006	$1.651177	$1.878038	110,679.856
	2005	$1.644209	$1.651177	40,935.806
	2004	$1.473285	$1.644209	12,694.327
	2003	$1.000000	$1.473285	327.955

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund – Class 2	2009	$0.666535	$0.886076	149,924.450
Subaccount Inception Date May 1, 2007	2008	$0.966569	$0.666535	1,152.458
	2007	$1.000000	$0.966569	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.592261	$0.731897	32,958.212
Subaccount Inception Date May 1, 2007	2008	$0.960642	$0.592261	4,481.483
	2007	$1.000000	$0.960642	13,296.099

Templeton Foreign Securities Fund – Class 2	2009	$0.622392	$0.836210	8,344.313
Subaccount Inception Date May 1, 2007	2008	$1.064874	$0.622392	0.000
	2007	$1.000000	$1.064874	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989628	$1.260066	314,913.565
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989628	1,455.875

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.185241	$1.678444	10,954.259
Subaccount Inception Date October 9, 2000	2008	$2.153572	$1.185241	13,050.607
	2007	$1.804538	$2.153572	2,069.879
	2006	$1.624397	$1.804538	2,069.879
	2005	$1.478910	$1.624397	6,470.850
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.879183	$1.184350	23,411.310
Subaccount Inception Date October 9, 2000	2008	$1.624967	$0.879183	0.000
	2007	$1.515715	$1.624967	1,884.003
	2006	$1.310830	$1.515715	3,560.756
	2005	$1.266456	$1.310830	3,678.815
	2004	$1.235897	$1.266456	3,082.499
	2003	$1.000000	$1.235897	0.000

MFS ® New Discovery Series – Service Class	2009	$0.895355	$1.430124	22,807.141
Subaccount Inception Date May 1, 2002	2008	$1.510170	$0.895355	28,093.690
	2007	$1.506637	$1.510170	9,876.856
	2006	$1.360745	$1.506637	7,186.778
	2005	$1.321391	$1.360745	8,008.491
	2004	$1.269099	$1.321391	2,932.684
	2003	$1.000000	$1.269099	0.00

MFS ® Total Return Series – Service Class	2009	$1.041800	$1.202404	48,365.398
Subaccount Inception Date May 1, 2002	2008	$1.368091	$1.041800	57,928.128
	2007	$1.342760	$1.368091	122,456.521
	2006	$1.226918	$1.342760	73,379.407
	2005	$1.219711	$1.226918	73,922.312
	2004	$1.120598	$1.219711	30,699.846
	2003	$1.000000	$1.120598	6,228.415

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989768	$1.007586	9,853.129

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000889	$0.993302	11,523.364

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986792	$1.007829	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986471	$1.002444	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982902	$0.979961	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988800	$1.003223	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199247	658,412.645

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.202998	328,853.904

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990704	$1.008739	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995058	$0.983042	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988957	$1.005897	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986561	$0.985270	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998149	$1.020080	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997255	$1.021832	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996387	$1.020750	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.003102	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.023612	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$0.997673	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985145	$1.029054	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560486	0.000

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.979668	$1.200247	7,265,720.730
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.979668	522,076.495

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.988819	$1.223994	4,773,636.635
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.988819	1,871,420.498

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.961203	$1.205589	12,694,729.758
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.961203	4,923,313.979

Transamerica International Moderate Growth VP – Service Class	2009	$0.683054	$0.866493	3,614,617.022
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.683054	2,465,855.611

Transamerica PIMCO Total Return VP – Service Class	2009	$1.072024	$1.217156	3,589,127.295
Subaccount Inception Date May 1, 2002	2008	$1.000000	$1.072024	296,881.763

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	2,109,539.233
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	7,874.161

Transamerica Balanced VP – Service Class(7)	2009	$0.930174	$1.149041	337,708.225
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.930174	84,232.137

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.047238	$1.027323	1,578,466.270
Subaccount Inception Date April 8, 1991	2008	$1.000000	$1.047238	76,986.129

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658706	$0.923285	0.000
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.658706	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.126486	$1.151322	974,277.080
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.126486	236,577.112

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713310	$0.861611	229,203.546
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713310	324,540.667

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	4,772,916.670
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	425,537.926

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	5,522,508.291
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	1,675,897.112

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	1,104,617.535
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663638	$0.900399	758,998.175
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663638	156,172.456

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989698	$1.260784	1,649,520.594
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	39,801.954

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.983891	$1.159015	42,809.395
Subaccount Inception Date May 1, 2001	2008	$1.591187	$0.983891	42,054.319
	2007	$1.641878	$1.591187	88,614.818
	2006	$1.399290	$1.641878	228,577.601
	2005	$1.371834	$1.399290	148,739.660
	2004	$1.229225	$1.371834	139,376.282
	2003	$1.000000	$1.229225	17,554.206

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.105362	$1.356226	25,050,219.818
Subaccount Inception Date May 1, 2002	2008	$1.431771	$1.105362	19,983,975.061
	2007	$1.373273	$1.431771	8,430,309.096
	2006	$1.280824	$1.373273	4,201,329.790
	2005	$1.241621	$1.280824	3,471,185.059
	2004	$1.154926	$1.241621	2,484,071.437
	2003	$1.000000	$1.154926	1,161,758.453

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.083908	$1.379306	3,475,662.838
Subaccount Inception Date May 1, 2002	2008	$1.831726	$1.083908	3,975,459.491
	2007	$1.734202	$1.831726	6,574,031.499
	2006	$1.531359	$1.734202	5,743,499.435
	2005	$1.392775	$1.531359	5,276,494.752
	2004	$1.244833	$1.392775	3,248,179.788
	2003	$1.000000	$1.244833	1,271,216.858

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.133012	$1.404545	38,045,011.423
Subaccount Inception Date May 1, 2002	2008	$1.562871	$1.133012	38,012,813.202
	2007	$1.476927	$1.562871	30,530,354.879
	2006	$1.351853	$1.476927	20,254,895.561
	2005	$1.284535	$1.351853	15,058,062.625
	2004	$1.176789	$1.284535	9,673,938.990
	2003	$1.000000	$1.176789	2,053,541.301

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.119595	$1.406322	53,086,963.265
Subaccount Inception Date May 1, 2002	2008	$1.699284	$1.119595	49,392,190.397
	2007	$1.608453	$1.699284	36,470,122.112
	2006	$1.442088	$1.608453	20,211,992.478
	2005	$1.338083	$1.442088	11,277,470.513
	2004	$1.203797	$1.338083	7,122,718.076
	2003	$1.000000	$1.203797	2,212,321.681

Transamerica International Moderate Growth VP – Service Class	2009	$0.685764	$0.871200	12,870,949.721
Subaccount Inception Date May 1, 2006	2008	$1.096293	$0.685764	10,452,253.442
	2007	$1.028754	$1.096293	8,177,409.530
	2006	$1.000000	$1.028754	1,177,141.649

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.259233	$1.406606	1,408,848.979
Subaccount Inception Date May 1, 2000	2008	$1.944314	$1.259233	493,588.968
	2007	$1.897007	$1.944314	210,247.623
	2006	$1.655859	$1.897007	312,947.144
	2005	$1.456462	$1.655859	175,854.398
	2004	$1.256578	$1.456462	96,811.038
	2003	$1.000000	$1.256578	34,886.867

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.318381	$1.722493	526,283.600
Subaccount Inception Date May 1, 2002	2008	$2.334170	$1.318381	770,623.810
	2007	$2.552750	$2.334170	1,239,076.271
	2006	$1.831065	$2.552750	1,051,024.317
	2005	$1.646832	$1.831065	653,210.291
	2004	$1.265349	$1.646832	161.483.910
	2003	$1.000000	$1.265349	30,587.710

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.950074	$1.206866	44,837.725
Subaccount Inception Date May 2, 1997	2008	$1.548137	$0.950074	48,338.859
	2007	$1.511147	$1.548137	57,243.983
	2006	$1.338044	$1.511147	152,401.669
	2005	$1.319853	$1.338044	29,498.661
	2004	$1.213714	$1.319853	35,161.825
	2003	$1.000000	$1.213714	30,595.631

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.965373	$1.334166	81,411.224
Subaccount Inception Date November 18, 1996	2008	$1.562727	$0.965373	16,567.431
	2007	$1.429758	$1.562727	54,100.707
	2006	$1.432514	$1.429758	7,902.228
	2005	$1.284548	$1.432514	3,097.344
	2004	$1.201203	$1.284548	12,658.774
	2003	$1.000000	$1.201203	0.00

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(4)	2009	$0.995802	$1.247848	64,446.336
Subaccount Inception Date May 1, 2000	2008	$1.597549	$0.995802	54,310.491
	2007	$1.614131	$1.597549	138,333.703
	2006	$1.389017	$1.614131	180,872.045
	2005	$1.362113	$1.389017	79,857.662
	2004	$1.273418	$1.362113	62,741.794
	2003	$1.000000	$1.273418	18,665.923

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.923616	$1.332433	282,045.323
Subaccount Inception Date June 1, 1998	2008	$1.261535	$0.923616	157,018.399
	2007	$1.262547	$1.261535	354,278.516
	2006	$1.161857	$1.262547	465,667.170
	2005	$1.165192	$1.161857	554,304.158
	2004	$1.083263	$1.165192	732,806.472
	2003	$1.000000	$1.083263	127,714.499

Transamerica MFS International Equity VP – Service Class	2009	$1.269470	$1.649029	160,577.658
Subaccount Inception Date May 1, 2001	2008	$2.005032	$1.269470	270,001.929
	2007	$1.875035	$2.005032	344,751.751
	2006	$1.552796	$1.875035	485,839.344
	2005	$1.406046	$1.552796	289,841.350
	2004	$1.253116	$1.406046	175,059.445
	2003	$1.000000	$1.253116	24,994.099

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.980016	$1.216181	270,267.615
Subaccount Inception Date May 1, 2000	2008	$1.694822	$0.980016	422,214.784
	2007	$1.436307	$1.694822	332,528.553
	2006	$1.390417	$1.436307	219,776.144
	2005	$1.307980	$1.390417	177,435.093
	2004	$1.188601	$1.307980	55,470.707
	2003	$1.000000	$1.188601	11,608.008

Transamerica PIMCO Total Return VP – Service Class	2009	$1.074549	$1.221804	6,615,969.946
Subaccount Inception Date May 1, 2002	2008	$1.128642	$1.074549	2,416,261.045
	2007	$1.056081	$1.128642	1,442,380.267
	2006	$1.034705	$1.056081	1,424,342.023
	2005	$1.032300	$1.034705	1,589,374.781
	2004	$1.008398	$1.032300	883,385.993
	2003	$1.000000	$1.008398	177,762.406

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.030996	$1.267609	411,374.258
Subaccount Inception Date January 3, 1995	2008	$1.645058	$1.030996	448,565.250
	2007	$1.625122	$1.645058	614,329.271
	2006	$1.393606	$1.625122	721,410.398
	2005	$1.366596	$1.393606	724,550.000
	2004	$1.214405	$1.366596	393,719.559
	2003	$1.000000	$1.214405	118,689.795

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.915360	$1.285036	401,522.203
Subaccount Inception Date January 3, 1995	2008	$1.620716	$0.915360	551,182.184
	2007	$1.505454	$1.620716	497,264.263
	2006	$1.354520	$1.505454	541,737.575
	2005	$1.302059	$1.354520	488,399.862
	2004	$1.209875	$1.302059	386,638.405
	2003	$1.000000	$1.209875	132,008.559

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.061784	$1.442802	702,990.799
Subaccount Inception Date May 1, 2000	2008	$1.699765	$1.061784	918,792.952
	2007	$1.583665	$1.699765	1,479,827.781
	2006	$1.559996	$1.583665	1,545,624.528
	2005	$1.438430	$1.559996	644,556.707
	2004	$1.329865	$1.438430	210,983.852
	2003	$1.000000	$1.329865	46,760.198

Transamerica Templeton Global VP – Service Class(6)	2009	$0.826537	$1.038021	1,420,469.745
Subaccount Inception Date May 1, 2000	2008	$1.497671	$0.826537	145,186.791
	2007	$1.326111	$1.497671	194,887.988
	2006	$1.139655	$1.326111	107,410.099
	2005	$1.081888	$1.139655	57,140.689
	2004	$1.203949	$1.081888	65,115.082
	2003	$1.000000	$1.203949	6,994.133

Transamerica Efficient Markets VP – Service Class	2009	$1.036413	$1.199928	137,640.500
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	2,006.979

Transamerica Balanced VP – Service Class(7)	2009	$0.995965	$1.232127	1,016,051.229
Subaccount Inception Date May 1, 2002	2008	$1.503827	$0.995965	419,109.006
	2007	$1.350408	$1.503827	294,460.838
	2006	$1.264158	$1.350408	254,150.586
	2005	$1.193854	$1.264158	228,570.424
	2004	$1.096176	$1.193854	124,673.849
	2003	$1.000000	$1.096176	46,064.903

Transamerica Convertible Securities VP – Service Class	2009	$1.016333	$1.309501	470,782.112
Subaccount Inception Date May 1, 2002	2008	$1.642351	$1.016333	594,031.997
	2007	$1.413552	$1.642351	380,274.509
	2006	$1.300420	$1.413552	474,348.586
	2005	$1.278480	$1.300420	267,220.031
	2004	$1.151882	$1.278480	246,854.055
	2003	$1.000000	$1.151882	20,784.065

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.005909	$1.273661	778,558.995
Subaccount Inception Date May 1, 2000	2008	$1.902647	$1.005909	1,297,217.583
	2007	$1.669256	$1.902647	1,771,350.618
	2006	$1.567795	$1.669256	1,770,893.369
	2005	$1.372516	$1.567795	709,148.560
	2004	$1.208512	$1.372516	313,898.482
	2003	$1.000000	$1.208512	34,498.553

Transamerica Growth Opportunities VP – Service Class	2009	$1.170813	$1.570113	102,672.628
Subaccount Inception Date May 2, 2001	2008	$2.022540	$1.170813	94,168.879
	2007	$1.677686	$2.022540	220,783.742
	2006	$1.628076	$1.677686	147,774.349
	2005	$1.429566	$1.628076	150,695.844
	2004	$1.249155	$1.429566	47,427.664
	2003	$1.000000	$1.249155	9,266.060

Transamerica Money Market VP – Service Class	2009	$1.048328	$1.029906	3,667,996.341
Subaccount Inception Date April 8, 1991	2008	$1.044644	$1.048328	4,503,465.175
	2007	$1.015159	$1.044644	2,117,381.455
	2006	$0.989153	$1.015159	1,943,223.199
	2005	$0.981125	$0.989153	1,538,905.247
	2004	$0.991361	$0.981125	292,895.105
	2003	$1.000000	$0.991361	120,689.803

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(6)	2009	$0.891369	$1.382478	201,286.454
Subaccount Inception Date May 1, 2001	2008	$1.774991	$0.891369	396,735.079
	2007	$1.363850	$1.774991	301,889.011
	2006	$1.377844	$1.363850	338,881.699
	2005	$1.376983	$1.377844	84,616.109
	2004	$1.303343	$1.376983	74,615.741
	2003	$1.000000	$1.303343	9,684.727

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659621	$0.925936	22,599.376
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.659621	37,033.117

Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	3,239,390.262
Subaccount Inception Date May 13, 1994	2008	$1.058956	$1.117307	1,066,509.394
	2007	$1.019177	$1.058956	425,841.141
	2006	$1.006674	$1.019177	776,414.988
	2005	$1.004835	$1.006674	223,533.195
	2004	$0.994114	$1.004835	140,622.667
	2003	$1.000000	$0.994114	31,745.757

Transamerica Value Balanced VP – Service Class(7)	2009	$0.714013	$0.863718	138,095.005
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714013	71,362.374

Transamerica Index 50 VP – Service Class	2009	$0.816191	$0.934286	1,804,911.954
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	611,706.976

Transamerica Index 75 VP – Service Class	2009	$0.720336	$0.871619	3,983,771.635
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	2,340,756.103

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.364159	$1.684119	325,162.863
Subaccount Inception Date April 8, 1991	2008	$2.278505	$1.364159	450,936.360
	2007	$2.012367	$2.278505	508,848.131
	2006	$1.662924	$2.012367	924,987.831
	2005	$1.489961	$1.662924	132,610.185
	2004	$1.310854	$1.489961	44,265.241
	2003	$1.000000	$1.310854	4,295.920

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.893804	$1.273847	945,823.128
Subaccount Inception Date April 8, 1991	2008	$1.574465	$0.893804	281,014.365
	2007	$1.471367	$1.574465	172,822.564
	2006	$1.360851	$1.471367	246,752.179
	2005	$1.269474	$1.360851	186,391.072
	2004	$1.148504	$1.269474	199,269.312
	2003	$1.000000	$1.148504	76,797.669

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.893953	$1.406099	62,864.957
Subaccount Inception Date May 1, 2001	2008	$1.699228	$0.893953	111,730.077
	2007	$1.415249	$1.699228	125,450.678
	2006	$1.314576	$1.415249	61,132.096
	2005	$1.246984	$1.314576	56,883.092
	2004	$1.187376	$1.246984	34,147.922
	2003	$1.000000	$1.187376	10,809.693

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	5,439,468.265
Subaccount Inception Date November 3, 2003	2008	$1.058956	$1.117307	10,609,593.487
	2007	$1.019177	$1.058956	607,111.446
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	10,936.331
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.582704	$0.845657	168,806.548
Subaccount Inception Date May 1, 2002	2008	$1.233469	$0.582704	113,686.217
	2007	$1.238907	$1.233469	170,776.096
	2006	$1.116640	$1.238907	283,796.511
	2005	$1.078165	$1.116640	407,516.498
	2004	$0.990290	$1.078165	514,261.166
	2003	$0.756303	$0.990290	351,528.108
	2002	$1.000000	$0.756303	261,483.573

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.721028	$0.855021	12,305.489
Subaccount Inception Date May 1, 2002	2008	$1.279447	$0.721028	15,010.098
	2007	$1.165818	$1.279447	57,776.854
	2006	$1.118962	$1.165818	117,483.778
	2005	$1.049046	$1.118962	113,015.347
	2004	$1.004374	$1.049046	110,989.504
	2003	$0.791459	$1.004374	125,601.041
	2002	$1.000000	$0.791459	100.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012578	$1.235456	231,591.510
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.789906	$0.933832	89,035.336
Subaccount Inception Date May 1, 2001	2008	$1.356010	$0.789906	350,184.466
	2007	$1.316563	$1.356010	634,677.285
	2006	$1.145620	$1.316563	739,216.067
	2005	$1.114942	$1.145620	591,880.464
	2004	$1.020536	$1.114942	122,009.533
	2003	$0.785944	$1.020536	162,584.406
	2002	$1.000000	$0.785944	194,203.022

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.731485	$0.985173	29,515.643
Subaccount Inception Date May 1, 2001	2008	$1.237498	$0.731485	79,866.272
	2007	$1.108921	$1.237498	17,396.459
	2006	$1.136120	$1.108921	428,371.191
	2005	$1.007039	$1.136120	252,454.409
	2004	$0.946253	$1.007039	281,920.526
	2003	$0.780824	$0.946253	223,678.787
	2002	$1.000000	$0.780824	44,322.876

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664291	$0.902620	334,924.587
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664291	180,028.305

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.997835	$1.327858	727,552.357
Subaccount Inception Date May 1, 2000	2008	$1.772645	$0.997835	999,224.581
	2007	$1.538520	$1.772645	1,588,466.161
	2006	$1.405466	$1.538520	1,386,216.363
	2005	$1.226508	$1.405466	1,684,717.139
	2004	$1.084281	$1.226508	978,775.873
	2003	$0.861015	$1.084281	794,688.864
	2002	$1.000000	$0.861015	415,941.918

Fidelity VIP Equity – Income Portfolio – Service Class 2	2009	$0.778067	$0.992706	364,857.087
Subaccount Inception Date May 1, 2000	2008	$1.385163	$0.778067	301,817.761
	2007	$1.392518	$1.385163	404,940.569
	2006	$1.181956	$1.392518	520,425.761
	2005	$1.139689	$1.181956	984,590.517
	2004	$1.043088	$1.139689	825,540.501
	2003	$0.816627	$1.043088	727,819.475
	2002	$1.000000	$0.816627	250,457.723

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.684095	$0.859926	230,440.551
Subaccount Inception Date May 1, 2001	2008	$1.321792	$0.684095	231,835.119
	2007	$1.062459	$1.321792	604,043.697
	2006	$1.014833	$1.062459	114,878.110
	2005	$0.979170	$1.014833	329,413.956
	2004	$0.966666	$0.979170	340,255.229
	2003	$0.742445	$0.966666	156,561.579
	2002	$1.000000	$0.742445	42,885.535

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.223665	$1.679865	970,335.362
Subaccount Inception Date May 1, 2000	2008	$2.062803	$1.223665	1,453,615.446
	2007	$1.820851	$2.062803	2,086,031.321
	2006	$1.649015	$1.820851	2,181,510.840
	2005	$1.422355	$1.649015	2,268,290.171
	2004	$1.161607	$1.422355	1,472,449.142
	2003	$0.855329	$1.161607	1,043,709.557
	2002	$1.000000	$0.855329	644,526.246

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.733474	$1.132287	121,456.047
Subaccount Inception Date May 1, 2002	2008	$1.532933	$0.733474	221,392.335
	2007	$1.480144	$1.532933	351,026.719
	2006	$1.298798	$1.480144	873,508.918
	2005	$1.290779	$1.298798	833,767.052
	2004	$1.154319	$1.290779	901,148.985
	2003	$0.746720	$1.154319	707,402.412
	2002	$1.000000	$0.746720	250,402.232

Franklin Income Securities Fund – Class 2	2009	$0.668732	$0.890743	977,072.049
Subaccount Inception Date May 1, 2007	2008	$0.967845	$0.668732	569,361.076
	2007	$1.000000	$0.967845	715,338.757

Mutual Shares Securities Fund – Class 2	2009	$0.594212	$0.735749	373,958.077
Subaccount Inception Date May 1, 2007	2008	$0.961906	$0.594212	303,919.885
	2007	$1.000000	$0.961906	219,821.569

Templeton Foreign Securities Fund – Class 2	2009	$0.624431	$0.840606	579,810.392
Subaccount Inception Date May 1, 2007	2008	$1.066262	$0.624431	527,314.805
	2007	$1.000000	$1.066262	518,138.339

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989903	$1.262890	889,794.353
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	46,497.895

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.005732	$1.427028	43,648.341
Subaccount Inception Date October 9, 2000	2008	$1.823801	$1.005732	160,494.008
	2007	$1.525205	$1.823801	109,995.788
	2006	$1.370267	$1.525205	65,446.390
	2005	$1.245100	$1.370267	143,427.795
	2004	$1.052147	$1.245100	146,119.690
	2003	$0.794771	$1.052147	89,716.930
	2002	$1.000000	$0.794771	47,518.706

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.679515	$0.917171	106,525.241
Subaccount Inception Date October 9, 2000	2008	$1.253455	$0.679515	89,174.173
	2007	$1.166880	$1.253455	109,484.190
	2006	$1.007177	$1.166880	103,857.444
	2005	$0.971196	$1.007177	193,704.718
	2004	$0.945896	$0.971196	200,144.803
	2003	$0.778551	$0.945896	164,525.699
	2002	$1.000000	$0.778551	103,985.409

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2009	$0.696096	$1.114037	126,642.023
Subaccount Inception Date May 1, 2002	2008	$1.171768	$0.696096	99,494.784
	2007	$1.166718	$1.171768	113,589.596
	2006	$1.051684	$1.166718	208,191.963
	2005	$1.019281	$1.051684	473,683.486
	2004	$0.977008	$1.019281	397,162.008
	2003	$0.745393	$0.977008	324,513.055
	2002	$1.000000	$0.745393	115,378.559

MFS ® Total Return Series – Service Class	2009	$0.979621	$1.132857	275,430.903
Subaccount Inception Date May 1, 2002	2008	$1.283895	$0.979621	328,632.669
	2007	$1.257638	$1.283895	521,347.226
	2006	$1.146906	$1.257638	642,167.377
	2005	$1.137939	$1.146906	1,366,385.800
	2004	$1.043403	$1.137939	1,246,996.360
	2003	$0.915635	$1.043403	974,255.453
	2002	$1.000000	$0.915635	464,042.027

Transamerica American Century Large Company Value VP – Initial	2009	$0.842985	$0.994325	0.000
Class(1)	2008	$1.357548	$0.842985	0.000
Subaccount Inception Date May 1, 2001	2007	$1.397701	$1.357548	0.000
	2006	$1.188816	$1.397701	76,249.870
	2005	$1.161983	$1.188816	115,708.851
	2004	$1.038473	$1.161983	121,053.881
	2003	$0.820840	$1.038473	89,937.447
	2002	$1.000000	$0.820840	85,385.836

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.046217	$1.286970	0.000
Subaccount Inception Date May 1, 2002	2008	$1.351352	$1.046217	0.000
	2007	$1.293240	$1.351352	0.000
	2006	$1.202844	$1.293240	833,137.528
	2005	$1.164118	$1.202844	1,549,768.788
	2004	$1.080197	$1.164118	1,510,616.781
	2003	$0.894630	$1.080197	1,323,518.464
	2002	$1.000000	$0.894630	748,363.427

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.909787	$1.160190	0.000
Subaccount Inception Date May 1, 2002	2008	$1.534391	$0.909787	0.000
	2007	$1.449726	$1.534391	0.000
	2006	$1.276402	$1.449726	111,610.516
	2005	$1.157617	$1.276402	1,264,484.691
	2004	$1.032106	$1.157617	1,617,182.223
	2003	$0.803272	$1.032106	1,151,369.140
	2002	$1.000000	$0.803272	810,014.474

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.036230	$1.286654	0.000
Subaccount Inception Date May 1, 2002	2008	$1.424937	$1.036230	0.000
	2007	$1.343815	$1.424937	0.000
	2006	$1.227090	$1.343815	1,235,610.818
	2005	$1.162564	$1.227090	4,716,165.123
	2004	$1.062487	$1.162564	5,234,102.440
	2003	$0.866203	$1.062487	5,854,834.271
	2002	$1.000000	$0.866203	2,178,354.574

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.985584	$1.240775	0.000
Subaccount Inception Date May 1, 2002	2008	$1.492329	$0.985584	0.000
	2007	$1.409255	$1.492329	0.000
	2006	$1.260212	$1.409255	1,059,135.740
	2005	$1.167152	$1.260212	2,334,647.913
	2004	$1.046470	$1.167152	2,253,825.841
	2003	$0.837699	$1.046470	2,165,266.168
	2002	$1.000000	$0.837699	609,930.702

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.044240	$1.169286	0.000
Subaccount Inception Date May 1, 2000	2008	$1.608082	$1.044240	0.000
	2007	$1.564629	$1.608082	0.000
	2006	$1.362205	$1.564629	204,306.461
	2005	$1.196010	$1.362205	501,880.846
	2004	$1.028886	$1.196010	170,887.415
	2003	$0.807044	$1.028886	121,549.958
	2002	$1.000000	$0.807044	93,170.811

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.304410	$1.709535	0.000
Subaccount Inception Date May 1, 2002	2008	$2.304749	$1.304410	0.000
	2007	$2.515119	$2.304749	0.000
	2006	$1.799524	$2.515119	134,965.145
	2005	$1.614316	$1.799524	321,222.682
	2004	$1.236967	$1.614316	377,760.287
	2003	$0.927684	$1.236967	242,341.046
	2002	$1.000000	$0.927684	176,979.084

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.804014	$1.023504	0.000
Subaccount Inception Date May 2, 1997	2008	$1.306535	$0.804014	0.000
	2007	$1.272441	$1.306535	0.000
	2006	$1.123296	$1.272441	239,308.386
	2005	$1.105224	$1.123296	507,790.781
	2004	$1.013488	$1.105224	661,075.710
	2003	$0.800129	$1.013488	671,521.525
	2002	$1.000000	$0.800129	194,732.985

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.772700	$1.070273	0.000
Subaccount Inception Date November 18, 1996	2008	$1.248820	$0.772700	0.000
	2007	$1.140144	$1.248820	0.000
	2006	$1.138277	$1.140144	10,929.884
	2005	$1.018303	$1.138277	78,081.617
	2004	$0.949970	$1.018303	208,326.929
	2003	$0.750968	$0.949970	227,266.127
	2002	$1.000000	$0.750968	142,934.455

Transamerica Focus VP – Initial Class(4)	2009	$0.805520	$1.012124	0.000
Subaccount Inception Date May 1, 2000	2008	$1.288745	$0.805520	0.000
	2007	$1.298625	$1.288745	0.000
	2006	$1.115022	$1.298625	124,334.190
	2005	$1.090563	$1.115022	581,906.621
	2004	$1.017261	$1.090563	736,150.972
	2003	$0.766218	$1.017261	660,003.665
	2002	$1.000000	$0.766218	513,009.880

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.985729	$1.425705	0.000
Subaccount Inception Date June 1, 1998	2008	$1.341611	$0.985729	0.000
	2007	$1.341031	$1.341611	0.000
	2006	$1.230410	$1.341031	180,962.432
	2005	$1.230186	$1.230410	573,899.475
	2004	$1.140942	$1.230186	672,618.823
	2003	$0.986461	$1.140942	1,123,078.695
	2002	$1.000000	$0.986461	332,138.349

Transamerica MFS International Equity VP – Initial Class	2009	$0.996430	$1.298712	0.000
Subaccount Inception Date May 1, 2001	2008	$1.567689	$0.996430	0.000
	2007	$1.462224	$1.567689	0.000
	2006	$1.209466	$1.462224	226,666.001
	2005	$1.090843	$1.209466	432,455.692
	2004	$0.971224	$1.090843	386,997.501
	2003	$0.789104	$0.971224	465,195.773
	2002	$1.000000	$0.789104	37,844.514

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.993766	$1.236202	0.000
Subaccount Inception Date May 1, 2000	2008	$1.713249	$0.993766	0.000
	2007	$1.448654	$1.713249	2,424.037
	2006	$1.399607	$1.448654	74,313.678
	2005	$1.312102	$1.399607	172,749.329
	2004	$1.000000	$1.312102	104,704.800

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.167202	$1.330428	0.000
Subaccount Inception Date May 1, 2002	2008	$1.222403	$1.167202	0.000
	2007	$1.142296	$1.222403	0.000
	2006	$1.115824	$1.142296	227,857.862
	2005	$1.109997	$1.115824	1,124,881.676
	2004	$1.081412	$1.109997	1,147,244.241
	2003	$1.049414	$1.081412	1,106,646.050
	2002	$1.000000	$1.049414	1,106,132.378

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.889780	$1.096239	0.000
Subaccount Inception Date January 3, 1995	2008	$1.414775	$0.889780	0.000
	2007	$1.394128	$1.414775	0.000
	2006	$1.192950	$1.394128	100,836.387
	2005	$1.166444	$1.192950	751,876.138
	2004	$1.034280	$1.166444	790,512.190
	2003	$0.838349	$1.034280	888,231.661
	2002	$1.000000	$0.838349	599,216.231

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.801575	$1.128450	0.000
Subaccount Inception Date January 3, 1995	2008	$1.416259	$0.801575	0.000
	2007	$1.311858	$1.416259	0.000
	2006	$1.177805	$1.311858	75,336.146
	2005	$1.129348	$1.177805	372,073.046
	2004	$1.046575	$1.129348	459,406.482
	2003	$0.814764	$1.046575	471,575.723
	2002	$1.000000	$0.814764	290,587.833

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.826476	$1.126075	27,968.401
Subaccount Inception Date May 1, 2000	2008	$1.319913	$0.826476	27,987.049
	2007	$1.225996	$1.319913	28,005.748
	2006	$1.204790	$1.225996	110,309.121
	2005	$1.108771	$1.204790	518,411.057
	2004	$1.022756	$1.108771	593,852.759
	2003	$0.741544	$1.022756	496,545.206
	2002	$1.000000	$0.741544	239,234.900

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(6)	2009	$0.850089	$1.071551	0.000
Subaccount Inception Date May 1, 2000	2008	$1.536495	$0.850089	0.000
	2007	$1.357362	$1.536495	0.000
	2006	$1.163160	$1.357362	4,819.588
	2005	$1.101747	$1.163160	125,216.748
	2004	$1.024683	$1.101747	40,662.007
	2003	$0.823112	$1.024683	23,514.342
	2002	$1.000000	$0.823112	21,098.458

Transamerica Balanced VP – Initial Class(7)	2009	$0.964991	$1.197206	0.000
Subaccount Inception Date May 1, 2002	2008	$1.453333	$0.964991	0.000
	2007	$1.302425	$1.453333	0.000
	2006	$1.214951	$1.302425	135,052.383
	2005	$1.145543	$1.214951	227,452.043
	2004	$1.049179	$1.145543	224,344.490
	2003	$0.937747	$1.049179	326,231.378
	2002	$1.000000	$0.937747	218,781.660

Transamerica Convertible Securities VP – Initial Class	2009	$0.999077	$1.288567	0.000
Subaccount Inception Date May 1, 2002	2008	$1.611254	$0.999077	0.000
	2007	$1.382738	$1.611254	0.000
	2006	$1.269236	$1.382738	26,921.944
	2005	$1.243721	$1.269236	149,255.996
	2004	$1.118730	$1.243721	210,389.878
	2003	$0.920948	$1.118730	114,972.094
	2002	$1.000000	$0.920948	76,976.092

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.912395	$1.157925	0.000
Subaccount Inception Date May 1, 2000	2008	$1.720380	$0.912395	0.000
	2007	$1.506227	$1.720380	0.000
	2006	$1.410366	$1.506227	85,220.827
	2005	$1.231954	$1.410366	591,863.983
	2004	$1.082997	$1.231954	586,964.074
	2003	$0.840150	$1.082997	430,898.151
	2002	$1.000000	$0.840150	391,808.307

Transamerica Growth Opportunities VP – Initial Class	2009	$0.965243	$1.297670	0.000
Subaccount Inception Date May 1, 2001	2008	$1.662944	$0.965243	0.000
	2007	$1.375487	$1.662944	0.000
	2006	$1.332215	$1.375487	11,821.295
	2005	$1.166768	$1.332215	100,998.845
	2004	$1.018477	$1.166768	122,213.991
	2003	$0.790161	$1.018477	37,447.818
	2002	$1.000000	$0.790161	54,241.789

Transamerica Money Market VP – Initial Class	2009	$1.055212	$1.037883	0.000
Subaccount Inception Date April 8, 1991	2008	$1.049155	$1.055212	0.000
	2007	$1.017004	$1.049155	0.000
	2006	$0.988484	$1.017004	32,922.896
	2005	$0.978029	$0.988484	962,242.312
	2004	$0.985767	$0.978029	217,591.051
	2003	$1.000000	$0.985767	336,035.060

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(6)	2009	$0.734021	$1.137581	0.000
Subaccount Inception Date May 1, 2001	2008	$1.453733	$0.734021	0.000
	2007	$1.114860	$1.453733	0.000
	2006	$1.123594	$1.114860	7,964.366
	2005	$1.120669	$1.123594	86,094.429
	2004	$1.031223	$1.120669	227,018.910
	2003	$0.711979	$1.031223	27,323.767
	2002	$1.000000	$0.711979	17,751.857

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.228326	$1.728017	0.000
Subaccount Inception Date May 4, 1993	2008	$2.114769	$1.228326	0.000
	2007	$1.726024	$2.114769	0.000
	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	76,742.391
	2004	$1.167376	$1.334121	83,330.364
	2003	$0.622732	$1.167376	125,635.932
	2002	$1.000000	$0.622732	92,716.753

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.197073	$1.228445	0.000
Subaccount Inception Date May 13, 1994	2008	$1.131946	$1.197073	0.000
	2007	$1.086692	$1.131946	0.000
	2006	$1.071159	$1.086692	39,705.515
	2005	$1.066588	$1.071159	420,408.894
	2004	$1.051191	$1.066588	419,827.087
	2003	$1.039480	$1.051191	677,439.737
	2002	$1.000000	$1.039480	252,341.323

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.130128	$1.397487	0.000
Class(9)	2008	$1.880996	$1.130128	0.000
Subaccount Inception Date April 8, 1991	2007	$1.656541	$1.880996	0.000
	2006	$1.365322	$1.656541	262,529.219
	2005	$1.221375	$1.365322	342,053.848
	2004	$1.071525	$1.221375	219,525.145
	2003	$0.821327	$1.071525	213,817.333
	2002	$1.000000	$0.821327	112,873.276

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.816158	$1.165796	0.000
Subaccount Inception Date April 8, 1991	2008	$1.434654	$0.816158	0.000
	2007	$1.336957	$1.434654	0.000
	2006	$1.233494	$1.336957	2,827.341
	2005	$1.147593	$1.233494	47,219.872
	2004	$1.036162	$1.147593	64,148.198
	2003	$0.871131	$1.036162	60,529.321
	2002	$1.000000	$0.871131	28,892.922

Transamerica Morgan Stanley Mid – Cap Growth VP – Initial Class(11)	2009	$0.692441	$1.092131	0.000
Subaccount Inception Date May 1, 2001	2008	$1.312530	$0.692441	0.000
	2007	$1.090551	$1.312530	0.000
	2006	$1.010076	$1.090551	85,739.460
	2005	$0.956031	$1.010076	395,135.954
	2004	$0.908394	$0.956031	372,748.155
	2003	$0.721570	$0.908394	382,660.759
	2002	$1.000000	$0.721570	258,197.148

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989774	$1.007817	14,254.269

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000895	$0.993531	10,772.689

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986798	$1.008062	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986477	$1.002679	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982907	$0.980191	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988806	$1.003453	32,520.335

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200822	3,315,301.590

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204569	2,923,217.886

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	2,027.499

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	14,571.420

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	4,419.915

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	22,274.363

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	19,935.886

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985150	$1.029290	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561223	34,220.233

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2009	$0.776339	$0.917970	7,067,585.486
Subaccount Inception Date May 1, 2001	2008	$1.247137	$0.776339	7,523,830.606
	2007	$1.280857	$1.247137	9,942,124.589
	2006	$1.086762	$1.280857	12,998,108.693
	2005	$1.059628	$1.086762	10,652,309.166
	2004	$0.944663	$1.059628	13,449,347.960
	2003	$0.744847	$0.944663	12,068,226.218
	2002	$0.938285	$0.744847	6,650,327.623
	2001	$1.000000	$0.938285	239,028

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.063539	$1.311504	99,394,711.108
Subaccount Inception Date May 1, 2002	2008	$1.370333	$1.063539	108,764,395.724
	2007	$1.308178	$1.370333	95,095,787.425
	2006	$1.213762	$1.308178	83,507,883.515
	2005	$1.171794	$1.213762	83,263,664.234
	2004	$1.084641	$1.171794	84,006,339.919
	2003	$0.896108	$1.084641	86,726,620.935
	2002	$1.000000	$0.896108	31,505,052.323

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.924844	$1.182285	123,847,691.782
Subaccount Inception Date May 1, 2002	2008	$1.555945	$0.924844	129,105,459.406
	2007	$1.466466	$1.555945	147,992,055.676
	2006	$1.287977	$1.466466	146,988,123.316
	2005	$1.165251	$1.287977	147,148,775.455
	2004	$1.036347	$1.165251	143,150,294.499
	2003	$0.804600	$1.036347	120,545,600.459
	2002	$1.000000	$0.804600	48,989,835.133

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.053395	$1.311197	222,083,583.313
Subaccount Inception Date May 1, 2002	2008	$1.444964	$1.053395	236,707,541.213
	2007	$1.359333	$1.444964	264,584,613.583
	2006	$1.238214	$1.359333	272,538,155.012
	2005	$1.170234	$1.238214	275,180,798.681
	2004	$1.066862	$1.170234	271,289,484.678
	2003	$0.867636	$1.066862	254,065,894.532
	2002	$1.000000	$0.867636	104,369,373.313

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.001893	$1.264418	274,301,230.202
Subaccount Inception Date May 1, 2002	2008	$1.513286	$1.001893	292,137,936.061
	2007	$1.425519	$1.513286	337,111,842.009
	2006	$1.271629	$1.425519	365,510,904.204
	2005	$1.174845	$1.271629	334,131,343.963
	2004	$1.050773	$1.174845	319,567,802.223
	2003	$0.839081	$1.050773	295,457,303.571
	2002	$1.000000	$0.839081	118,865,183.365

Transamerica International Moderate Growth VP – Service Class	2009	$0.690284	$0.879106	3,595,582.991
Subaccount Inception Date May 1, 2006	2008	$1.100802	$0.690284	2,459,698.107
	2007	$1.030435	$1.100802	2,428,986.547
	2006	$1.000000	$1.030435	600,831.794

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class	2009	$1.159255	$1.301266	48,575,817.522
Subaccount Inception Date May 1, 2000	2008	$1.780789	$1.159255	17,143,799.115
	2007	$1.728379	$1.780789	19,523,044.041
	2006	$1.501085	$1.728379	21,707,735.090
	2005	$1.314713	$1.501085	23,148,152.756
	2004	$1.128224	$1.314713	16,336,474.860
	2003	$0.882787	$1.128224	16,492,893.396
	2002	$1.044981	$0.882787	10,573,632.126
	2001	$1.080814	$1.044981	2,807,645
	2000	$1.000000	$1.080814	425,529

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.326025	$1.742145	11,302,486.735
Subaccount Inception Date May 1, 2002	2008	$2.337148	$1.326025	12,259,260.888
	2007	$2.544168	$2.337148	16,019,541.039
	2006	$1.815856	$2.544168	22,174,518.028
	2005	$1.624970	$1.815856	19,608,863.830
	2004	$1.242059	$1.624970	19,418,209.366
	2003	$0.929213	$1.242059	17,617,306.912
	2002	$1.000000	$0.929213	8,236,720.810

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.054397	$1.345531	18,493,168.655
Subaccount Inception Date May 2, 1997	2008	$1.709194	$1.054397	14,888,450.218
	2007	$1.660482	$1.709194	18,481,557.180
	2006	$1.462270	$1.660482	25,764,288.219
	2005	$1.435224	$1.462270	32,634,655.013
	2004	$1.312864	$1.435224	39,694,272.933
	2003	$1.033936	$1.312864	45,164,495.183
	2002	$1.392379	$1.033936	31,707,542.254
	2001	$1.606561	$1.392379	19,774,366
	2000	$1.831468	$1.606561	20,109,311

Transamerica Jennison Growth VP – Initial Class	2009	$0.614465	$0.853189	9,892,342.618
Subaccount Inception Date November 18, 1996	2008	$0.990644	$0.614465	7,600,454.019
	2007	$0.902202	$0.990644	8,310,955.829
	2006	$0.898512	$0.902202	10,594,640.901
	2005	$0.801842	$0.898512	11,590,540.361
	2004	$0.746188	$0.801842	14,871,581.386
	2003	$0.588432	$0.746188	17,438,226.835
	2002	$0.862821	$0.588432	13,224,888.266
	2001	$1.075789	$0.862821	9,452,958
	2000	$1.235481	$1.075789	7,955,917

Transamerica Focus VP – Initial Class	2009	$0.820246	$1.033151	26,153,442.034
Subaccount Inception Date May 1, 2000	2008	$1.309050	$0.820246	31,593,824.691
	2007	$1.315813	$1.309050	41,255,497.566
	2006	$1.127017	$1.315813	47,641,048.816
	2005	$1.099598	$1.127017	50,639,669.304
	2004	$1.023166	$1.099598	59,415,191.098
	2003	$0.768775	$1.023166	58,063,209.284
	2002	$1.036993	$0.768775	35,683,761.009
	2001	$1.031639	$1.036993	9,711,176
	2000	$1.000000	$1.031639	2,079,288

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class	2009	$0.973401	$1.411341	27,302,386.481
Subaccount Inception Date June 1, 1998	2008	$1.321554	$0.973401	20,247,706.761
	2007	$1.317726	$1.321554	24,759,698.866
	2006	$1.206061	$1.317726	28,907,418.787
	2005	$1.202886	$1.206061	34,076,206.539
	2004	$1.112877	$1.202886	40,247,099.364
	2003	$0.959844	$1.112877	46,552,754.361
	2002	$0.954934	$0.959844	18,401,319.043
	2001	$0.934479	$0.954934	6,006,284
	2000	$1.000739	$0.934479	4,372,634

Transamerica MFS International Equity VP – Initial Class	2009	$0.819162	$1.070292	27,384,443.068
Subaccount Inception Date May 1, 2001	2008	$1.285611	$0.819162	30,471,257.417
	2007	$1.196166	$1.285611	37,240,562.830
	2006	$0.986968	$1.196166	42,369,741.268
	2005	$0.887981	$0.986968	40,716,131.327
	2004	$0.788649	$0.887981	39,640,586.401
	2003	$0.639197	$0.788649	40,257,124.860
	2002	$0.832379	$0.639197	13,365,483.007
	2001	$1.000000	$0.832379	317,573

Transamerica Marsico Growth VP – Initial Class	2009	$0.593434	$0.740020	10,827,705.471
Subaccount Inception Date May 1, 2000	2008	$1.020546	$0.593434	13,210,971.180
	2007	$0.860803	$1.020546	13,994,742.940
	2006	$0.829621	$0.860803	12,517,421.325
	2005	$0.775852	$0.829621	15,129,475.500
	2004	$0.701926	$0.775852	12,124,446.540
	2003	$0.564189	$0.701926	8,541,787.412
	2002	$0.774069	$0.564189	1,701,805.486
	2001	$0.915132	$0.774069	1,862,382
	2000	$1.000000	$0.915132	593,129

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.186501	$1.355748	114,517,983.038
Subaccount Inception Date May 1, 2002	2008	$1.239554	$1.186501	85,050,133.864
	2007	$1.155465	$1.239554	82,921,659.432
	2006	$1.125921	$1.155465	81,603,582.485
	2005	$1.117299	$1.125921	83,351,073.902
	2004	$1.085852	$1.117299	86,845,536.575
	2003	$1.051137	$1.085852	91,907,987.449
	2002	$1.000000	$1.051137	53,034,314.224

Transamerica T. Rowe Price Equity Income VP – Initial Class	2009	$2.160526	$2.668404	19,756,622.256
Subaccount Inception Date January 3, 1995	2008	$3.426833	$2.160526	22,141,452.289
	2007	$3.368488	$3.426833	26,966,591.818
	2006	$2.875334	$3.368488	31,206,592.057
	2005	$2.804550	$2.875334	5,536,499.243
	2004	$2.480657	$2.804550	41,649,182.960
	2003	$2.005805	$2.480657	43,365,320.594
	2002	$2.336285	$2.005805	29,383,209.530
	2001	$2.322307	$2.336285	17,270,752
	2000	$2.099660	$2.322307	14,753,422

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2009	$2.050103	$2.893208	12,594,203.927
Subaccount Inception Date January 3, 1995	2008	$3.613265	$2.050103	14,376,677.457
	2007	$3.338650	$3.613265	17,393,646.345
	2006	$2.990128	$3.338650	19,796,279.205
	2005	$2.860098	$2.990128	23,046,930.850
	2004	$2.643952	$2.860098	26,779,287.344
	2003	$2.053295	$2.643952	28,268,534.823
	2002	$2.701515	$2.053295	19,614,258.077
	2001	$3.049978	$2.701515	12,167,489
	2000	$3.112902	$3.049975	12,435,990
	1999	$2.586964	$3.112902	10,308,335

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.614725	$0.839620	30,066,170.494
Subaccount Inception Date May 1, 2000	2008	$0.979320	$0.614725	34,993,387.750
	2007	$0.907388	$0.979320	40,513,470.983
	2006	$0.889508	$0.907388	50,746,762.402
	2005	$0.816617	$0.889508	55,972,175.012
	2004	$0.751414	$0.816617	62,395,615.756
	2003	$0.543474	$0.751414	65,435,028.121
	2002	$0.759675	$0.543474	28,125,884.638
	2001	$0.854538	$0.759675	3,099,578
	2000	$1.000000	$0.854538	783,970

Transamerica Templeton Global VP – Initial Class	2009	$0.436949	$0.552142	55,429,114.136
Subaccount Inception Date May 1 , 2000	2008	$0.787816	$0.436949	10,075,639.173
	2007	$0.694258	$0.787816	11,768,107.718
	2006	$0.593475	$0.694258	13,092,416.021
	2005	$0.560767	$0.593475	13,417,814.436
	2004	$0.750221	$0.560767	11,907,385.701
	2003	$0.601160	$0.750221	3,995,671.970
	2002	$0.777811	$0.601160	2,372,384.646
	2001	$0.949871	$0.777811	237,392
	2000	$1.000000	$0.949871	1,000

Transamerica Balanced VP – Initial Class	2009	$0.980965	$1.220025	7,236,997.568
Subaccount Inception Date May 1, 2002	2008	$1.473732	$0.980965	6,714,803.400
	2007	$1.317444	$1.473732	7,683,275.491
	2006	$1.225959	$1.317444	8,337,705.904
	2005	$1.153085	$1.225959	9,293,450.905
	2004	$1.053487	$1.153085	9,242,277.502
	2003	$0.939281	$1.053487	11,251,810.092
	2002	$1.000000	$0.939281	4,327,618.742

Transamerica Convertible Securities VP – Initial Class	2009	$1.015596	$1.313104	9,743,473.817
Subaccount Inception Date May 1, 2002	2008	$1.633852	$1.015596	10,548,233.660
	2007	$1.398675	$1.633852	12,866,146.383
	2006	$1.280730	$1.398675	13,038,813.957
	2005	$1.251920	$1.280730	9,528,938.908
	2004	$1.123331	$1.251920	9,881,863.358
	2003	$0.922464	$1.123331	8,829,532.246
	2002	$1.000000	$0.922464	2,992,675.298

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.568132	$0.722797	50,629,748.616
Subaccount Inception Date May 1, 2000	2008	$1.068609	$0.568132	61,389,145.381
	2007	$0.933273	$1.068609	66,825,347.326
	2006	$0.871749	$0.933273	93,299,479.941
	2005	$0.759605	$0.871749	82,356,236.047
	2004	$0.666113	$0.759605	77,424,822.941
	2003	$0.515473	$0.666113	48,909,199.130
	2002	$0.673200	$0.515473	26,955,004.948
	2001	$0.830010	$0.673200	8,295,025
	2000	$1.000000	$0.830010	1,848,119

Transamerica Growth Opportunities VP – Initial Class	2009	$1.157540	$1.560037	10,364,291.501
Subaccount Inception Date May 2, 2001	2008	$1.989318	$1.157540	11,663,522.533
	2007	$1.641388	$1.989318	15,202,676.562
	2006	$1.585850	$1.641388	16,729,803.857
	2005	$1.385505	$1.585850	21,276,033.990
	2004	$1.206431	$1.385505	21,323,427.172
	2003	$0.933700	$1.206431	11,772,055.734
	2002	$1.106551	$0.933700	6,063,011.824
	2001	$1.000000	$1.106551	189,723

Transamerica Money Market VP – Initial Class	2009	$1.457374	$1.436968	57,633,797.839
Subaccount Inception Date April 8, 1991	2008	$1.445445	$1.457374	91,391,303.324
	2007	$1.397684	$1.445445	45,820,799.583
	2006	$1.355166	$1.397684	33,319,344.615
	2005	$1.337543	$1.355166	24,659,132.325
	2004	$1.344809	$1.337543	26,606,431.163
	2003	$1.355594	$1.344809	38,933,918.171

Transamerica Science & Technology VP – Initial Class	2009	$0.492975	$0.765878	12,100,156.568
Subaccount Inception Date May 1, 2001	2008	$0.973915	$0.492975	11,802,047.737
	2007	$0.745053	$0.973915	13,683,985.776
	2006	$0.749053	$0.745053	13,126,866.139
	2005	$0.745263	$0.749053	17,789,100.055
	2004	$0.700395	$0.745263	22,790,118.576
	2003	$0.471165	$0.700395	18,006,691.008
	2002	$0.773226	$0.471165	5,763,699.833
	2001	$1.000000	$0.773226	404,874

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.755780	$5.296667	1,011,550.201
Subaccount Inception Date May 4, 1993	2008	$6.450269	$3.755780	1,276,056.687
	2007	$5.251546	$6.450269	1,495,391.256
	2006	$4.517208	$5.251546	2,413,935.419
	2005	$4.039241	$4.517208	4,377,799.791
	2004	$3.525694	$4.039241	7,155,393.176
	2003	$1.876147	$3.525694	10,382,343.762
	2002	$3.147350	$1.876147	11,809,553.742
	2001	$2.481941	$3.147350	12,087,717
	2000	$2.270110	$2.481941	10,522,203

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.713214	$1.762437	22,535,337.271
Subaccount Inception Date May 13, 1994	2008	$1.616019	$1.713214	27,986,392.524
	2007	$1.547592	$1.616019	16,460,617.106
	2006	$1.521732	$1.547592	17,248,608.435
	2005	$1.511541	$1.521732	18,161,405.073
	2004	$1.486055	$1.511541	20,373,817.590
	2003	$1.465892	$1.486055	27,942,013.581
	2002	$1.406799	$1.465892	22,641,544.980
	2001	$1.359434	$1.406799	8,903,198
	2000	$1.253119	$1.359434	6,413,316

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.389689	$1.722687	17,104,277.051
Class(9)	2008	$2.307306	$1.389689	20,317,024.762
Subaccount Inception Date April 8, 1991	2007	$2.026974	$2.307306	24,539,913.328
	2006	$1.666550	$2.026974	25,122,245.476
	2005	$1.487198	$1.666550	23,163,851.386
	2004	$1.301525	$1.487198	17,425,739.943
	2003	$0.995170	$1.301525	15,885,539.178
	2002	$1.217188	$0.995170	13,027,592.129
	2001	$1.604565	$1.217188	10,495,290
	2000	$1.993345	$1.604565	10,252,707

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)		$2.089912	$2.992576	13,327,503.364
Subaccount Inception Date April 8, 1991	2009	$3.664610	$2.089912	2,883,827.840
	2008	$3.406631	$3.664610	3,181,740.218
	2007	$3.135303	$3.406631	4,491,348.471
	2006	$2.909800	$3.135303	6,972,047.780
	2005	$2.620788	$2.909800	10,808,053.092
	2004	$2.197980	$2.620788	13,716,842.155
	2003	$2.669327	$2.197980	12,786,604.835
	2002	$2.916927	$2.669327	12,953,763
	2001	$3.148754	$2.916927	12,619,743
	2000	$2.529863	$3.148754	10,427,869

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.516977	$0.817385	12,417,843.198
Subaccount Inception Date May 1, 2001	2008	$0.977513	$0.516977	11,288,564.129
	2007	$0.810185	$0.977513	13,997,001.773
	2006	$0.748559	$0.810185	14,578,059.162
	2005	$0.706779	$0.748559	17,578,049.091
	2004	$0.669908	$0.706779	19,728,038.390
	2003	$0.530826	$0.669908	22,289,366.163
	2002	$0.805310	$0.530826	13,553,493.032
	2001	$1.000000	$0.805310	778,101

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.149598	$1.179574	0.000
Subaccount Inception Date November 3, 2003	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.592358	$0.861770	14,072,620.473
Subaccount Inception Date May 1, 2002	2008	$1.250803	$0.592358	14,847,837.227
	2007	$1.253207	$1.250803	19,990,993.190
	2006	$1.126766	$1.253207	23,945,774.843
	2005	$1.085273	$1.126766	28,775,318.444
	2004	$0.994356	$1.085273	36,672,562.476
	2003	$0.757548	$0.994356	35,126,143.411
	2002	$1.000000	$0.757548	17,650,404.981

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.732952	$0.871300	2,921,980.557
Subaccount Inception Date May 1, 2002	2008	$1.297388	$0.732952	3,025,729.706
	2007	$1.179248	$1.297388	3,397,656.968
	2006	$1.129078	$1.179248	3,925,641.785
	2005	$1.055944	$1.129078	3,941,934.854
	2004	$1.008489	$1.055944	4,890,799.144
	2003	$0.792764	$1.008489	5,332,620.252
	2002	$1.000000	$0.792764	2,260,735.982

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.722264	$0.855967	12,336,637.527
Subaccount Inception Date May 1, 2001	2008	$1.236841	$0.722264	15,340,987.577
	2007	$1.197896	$1.236841	17,312,561.231
	2006	$1.039808	$1.197896	20,837,550.894
	2005	$1.009478	$1.039808	22,912,250.843
	2004	$0.921732	$1.009478	25,962,365.271
	2003	$0.708109	$0.921732	29,093,440.629
	2002	$0.925071	$0.708109	15,483,398.124
	2001	$1.000000	$0.925071	2,170,355

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.553250	$0.746965	9,022,306.720
Subaccount Inception Date May 1, 2001	2008	$0.933656	$0.553250	8,912,936.544
	2007	$0.834587	$0.933656	10,599,945.872
	2006	$0.852963	$0.834587	12,204,222.554
	2005	$0.754200	$0.852963	12,962,083.378
	2004	$0.706925	$0.754200	14,273,128.718
	2003	$0.581903	$0.706925	15,414,380.597
	2002	$0.854462	$0.581903	9,542,227.169
	2001	$1.000000	$0.854462	740,355

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.831633	$1.109404	61,139,525.508
Subaccount Inception Date May 1, 2000	2008	$1.473743	$0.831633	66,847,613.935
	2007	$1.275926	$1.473743	71,846,496.982
	2006	$1.162724	$1.275926	76,703,204.205
	2005	$1.012189	$1.162724	73,123,606.868
	2004	$0.892604	$1.012189	65,610,694.486
	2003	$0.707070	$0.892604	61,747,384.685
	2002	$0.794319	$0.707070	27,676,731.358
	2001	$0.921627	$0.794319	4,263,246
	2000	$1.000000	$0.921627	1,396,762

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.797426	$1.019922	16,251,928.103
Subaccount Inception Date May 1, 2000	2008	$1.416129	$0.797426	18,646,635.797
	2007	$1.420132	$1.416129	22,010,012.822
	2006	$1.202448	$1.420132	26,679,399.313
	2005	$1.156611	$1.202448	23,232,938.346
	2004	$1.055967	$1.156611	25,755,886.465
	2003	$0.824682	$1.055967	28,024,394.288
	2002	$1.010868	$0.824682	13,330,401.165
	2001	$1.083236	$1.010868	3,433,332
	2000	$1.000000	$1.083236	444,427

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.556480	$0.701231	11,232,669.527
Subaccount Inception Date May 1, 2001	2008	$1.072563	$0.556480	13,937,613.347
	2007	$0.860003	$1.072563	16,871,551.553
	2006	$0.819443	$0.860003	14,293,598.996
	2005	$0.788705	$0.819443	15,955,220.724
	2004	$0.776712	$0.788705	20,689,413.372
	2003	$0.595094	$0.776712	19,416,849.531
	2002	$0.867001	$0.595094	10,196,875.743
	2001	$1.000000	$0.867001	320,600

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.434570	$0.622473	124,501.668
Subaccount Inception Date May 1, 2000	2008	$0.983762	$0.434570	142,945.602
	2007	$0.812890	$0.983762	162,170.391
	2006	$0.785264	$0.812890	137,401.905
	2005	$0.733732	$0.785264	204,879.972
	2004	$0.697106	$0.733732	271,526.095
	2003	$0.547049	$0.697106	384,917.068
	2002	$0.712295	$0.547049	521,532.481
	2001	$0.847487	$0.712295	524,655
	2000	$1.000000	$0.847487	118,470.825

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.360897	$1.872854	40,024,858.605
Subaccount Inception Date May 1, 2000	2008	$2.288481	$1.360897	48,803,422.395
	2007	$2.015076	$2.288481	58,958,293.386
	2006	$1.820440	$2.015076	67,387,243.783
	2005	$1.566373	$1.820440	74,297,527.889
	2004	$1.276074	$1.566373	72,942,331.559
	2003	$0.937298	$1.276074	70,903,927.147
	2002	$1.057890	$0.937298	36,830,260.856
	2001	$1.113532	$1.057890	5,990,258
	2000	$1.000000	$1.113532	2,620,285

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.745622	$1.153874	19,513,547.212
Subaccount Inception Date May 1, 2002	2008	$1.554448	$0.745622	22,019,187.375
	2007	$1.497211	$1.554448	28,180,028.132
	2006	$1.310560	$1.497211	31,937,469.113
	2005	$1.299278	$1.310560	35,406,568.287
	2004	$1.159068	$1.299278	39,487,033.579
	2003	$0.747954	$1.159068	38,325,953.553
	2002	$1.000000	$0.747954	16,309,228.575

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.399149	$0.567737	9,896,647.643
Subaccount Inception Date October 9, 2000	2008	$0.722030	$0.399149	11,429,749.527
	2007	$0.602328	$0.722030	15,426,518.420
	2006	$0.539817	$0.602328	11,543,119.137
	2005	$0.489306	$0.539817	11,491,135.485
	2004	$0.412456	$0.489306	10,815,518.794
	2003	$0.310792	$0.412456	11,888,810.861
	2002	$0.439076	$0.310792	6,913,929.008
	2001	$0.738193	$0.439076	3,457,752
	2000	$1.000000	$0.738193	406,975

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.007811	$1.319144	142,985.309
Subaccount Inception Date December 31, 2002	2008	$1.419475	$1.007811	166,095.257
	2007	$1.345127	$1.419475	285,800.990
	2006	$1.187087	$1.345127	367,775.683
	2005	$1.095813	$1.187087	445,258.231
	2004	$0.944696	$1.095813	586,403.535
	2003	$0.679339	$0.944696	714,577.812
	2002	$0.900877	$0.679339	749,116.687
	2001	$0.998590	$0.900877	848,028
	2000	$1.000000	$0.998590	151,463

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares(5)	2009	$0.438223	$0.592948	20,429,840.558
Subaccount Inception Date October 9, 2000	2008	$0.806356	$0.438223	19,165,087.618
	2007	$0.748812	$0.806356	19,799,342.824
	2006	$0.644742	$0.748812	19,170,143.256
	2005	$0.620178	$0.644742	18,195,469.434
	2004	$0.602539	$0.620178	19,637,914.777
	2003	$0.494711	$0.602539	21,220,714.470
	2002	$0.676228	$0.494711	13,613,686.678
	2001	$0.887518	$0.676228	5,038,752
	2000	$1.000000	$0.887518	900,245

MFS ® New Discovery Series – Service Class	2009	$0.707617	$1.135251	9,651,130.235
Subaccount Inception Date May 1, 2002	2008	$1.188222	$0.707617	7,779,945.454
	2007	$1.180187	$1.188222	9,801,074.517
	2006	$1.061215	$1.180187	12,011,070.700
	2005	$1.025998	$1.061215	15,714,081.870
	2004	$0.981034	$1.025998	17,785,994.097
	2003	$0.746621	$0.981034	17,390,550.654
	2002	$1.000000	$0.746621	8,171,999.981

MFS ® Total Return Series – Service Class	2009	$0.995840	$1.154449	26,451,848.070
Subaccount Inception Date May 1, 2002	2008	$1.301938	$0.995840	26,519,972.298
	2007	$1.272166	$1.301938	31,485,734.828
	2006	$1.157309	$1.272166	32,840,900.068
	2005	$1.145445	$1.157309	33,853,804.512
	2004	$1.047708	$1.145445	32,737,933.302
	2003	$0.917149	$1.047708	32,850,546.252
	2002	$1.000000	$0.917149	13,059,065.165

Franklin Income Securities Fund – Class 2	2009	$0.671488	$0.896617	10,220,074.678
Subaccount Inception Date May 1, 2007	2008	$0.969437	$0.671488	4,313,097.567
	2007	$1.000000	$0.969437	2,115,795.700

Mutual Shares Securities Fund – Class 2	2009	$0.596665	$0.740603	4,620,400.233
Subaccount Inception Date May 1, 2007	2008	$0.963492	$0.596665	3,127,340.112
	2007	$1.000000	$0.963492	2,063,291.486

Templeton Foreign Securities Fund – Class 2	2009	$0.627021	$0.846164	16,704,737.852
Subaccount Inception Date May 1, 2007	2008	$1.068021	$0.627021	10,897,639.268
	2007	$1.000000	$1.068021	5,367,324.120

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993363	$1.003130	246,689.620

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	184,420.840

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	2,988.346

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991642	$0.996117	173,654.502

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988772	$0.999308	17,990.600

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985157	$1.029587	15,768.131

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.779265	$0.921868	3,491,888.623
Subaccount Inception Date May 1, 2001	2008	$1.251225	$0.779265	3,857,179.577
	2007	$1.284417	$1.251225	4,774,142.857
	2006	$1.089252	$1.284417	6,703,787.489
	2005	$1.061536	$1.089252	6,562,262.157
	2004	$0.945896	$1.061536	9,296,221.978
	2003	$0.745459	$0.945896	7,392,901.224
	2002	$0.938589	$0.745459	8,626,060.881
	2001	$1.000000	$0.938589	1,614,752

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.067017	$1.316426	20,802,165.029
Subaccount Inception Date May 1, 2002	2008	$1.374142	$1.067017	29,786,346.809
	2007	$1.311160	$1.374142	16,404,359.428
	2006	$1.215924	$1.311160	15,081,928.612
	2005	$1.173316	$1.215924	14,594,626.535
	2004	$1.085524	$1.173316	14,719,696.878
	2003	$0.896399	$1.085524	12,742,903.287
	2002	$1.000000	$0.896399	10,107,973.942

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.927903	$1.186779	27,195,429.639
Subaccount Inception Date May 1, 2002	2008	$1.560311	$0.927903	28,766,448.021
	2007	$1.469855	$1.560311	31,873,108.549
	2006	$1.290319	$1.469855	35,654,019.023
	2005	$1.166804	$1.290319	35,195,372.392
	2004	$1.037216	$1.166804	24,391,666.435
	2003	$0.804872	$1.037216	11,144,351.863
	2002	$1.000000	$0.804872	5,448,130.509

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.056864	$1.316161	45,388,294.155
Subaccount Inception Date May 1, 2002	2008	$1.449009	$1.056864	47,165,250.935
	2007	$1.362474	$1.449009	49,638,084.536
	2006	$1.240469	$1.362474	42,130,349.651
	2005	$1.171796	$1.240469	37,306,663.854
	2004	$1.067759	$1.171796	39,612,419.992
	2003	$0.867926	$1.067759	34,977,510.481
	2002	$1.000000	$0.867926	18,670,905.864

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.005174	$1.269176	56,910,835.893
Subaccount Inception Date May 1, 2002	2008	$1.517482	$1.005174	53,444,694.919
	2007	$1.428769	$1.517482	78,382,093.387
	2006	$1.273905	$1.428769	98,229,375.640
	2005	$1.176374	$1.273905	69,245,681.188
	2004	$1.051623	$1.176374	51,763,196.839
	2003	$0.839352	$1.051623	38,881,200.095
	2002	$1.000000	$0.839352	20,258,774.879

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.050083	$1.179303	23,039,329.898
Subaccount Inception Date May 1, 2000	2008	$1.612282	$1.050083	8,925,134.927
	2007	$1.564059	$1.612282	10,826,230.583
	2006	$1.357712	$1.564059	11,794,171.152
	2005	$1.188561	$1.357712	13,512,404.056
	2004	$1.019460	$1.188561	11,092,333.640
	2003	$0.797294	$1.019460	18,517,054.938
	2002	$0.943312	$0.797294	12,275,126.704
	2001	$1.000000	$0.943312	3,501,710

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.330377	$1.748721	2,780,511.837
Subaccount Inception Date May 1, 2002	2008	$2.343666	$1.330377	2,885,376.617
	2007	$2.550004	$2.343666	4,714,914.112
	2006	$1.819127	$2.550004	7,047,884.867
	2005	$1.627102	$1.819127	7,273,391.750
	2004	$1.243075	$1.627102	5,687,034.370
	2003	$0.929516	$1.243075	5,039,541.528
	2002	$1.000000	$0.929516	3,369,677.170

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.682042	$0.870805	21,719,354.330
Subaccount Inception Date May 2, 1997	2008	$1.105064	$0.682042	23,458,819.854
	2007	$1.073033	$1.105064	25,991,657.302
	2006	$0.944481	$1.073033	28,333,804.055
	2005	$0.926556	$0.944481	31,753,691.070
	2004	$0.847147	$0.926556	32,360,947.714
	2003	$0.666840	$0.847147	33,977,162.957
	2002	$0.897581	$0.666840	34,686,229.805
	2001	$1.000000	$0.897581	17,442,707

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.622889	$0.865311	4,224,866.239
Subaccount Inception Date November 18, 1996	2008	$1.003725	$0.622889	3,291,965.700
	2007	$0.913667	$1.003725	3,895,632.629
	2006	$0.909482	$0.913667	6,143,163.712
	2005	$0.811233	$0.909482	5,308,956.909
	2004	$0.754556	$0.811233	5,389,770.757
	2003	$0.594744	$0.754556	6,512,187.205
	2002	$0.871639	$0.594744	6,747,095.756
	2001	$1.000000	$0.871639	1,763,114

Transamerica Focus VP – Initial Class(4)	2009	$0.749723	$0.944805	19,322,912.370
Subaccount Inception Date May 1, 2000	2008	$1.195923	$0.749723	22,482,142.428
	2007	$1.201509	$1.195923	27,029,333.627
	2006	$1.028611	$1.201509	33,633,358.867
	2005	$1.003098	$1.028611	42,641,701.440
	2004	$0.932913	$1.003098	51,506,715.291
	2003	$0.700615	$0.932913	55,226,351.608
	2002	$0.944579	$0.700615	55,161,127.503
	2001	$1.000000	$0.944579	11,730,139

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.001309	$1.452521	10,131,493.043
Subaccount Inception Date June 1, 1998	2008	$1.358779	$1.001309	8,343,191.028
	2007	$1.354161	$1.358779	9,388,999.114
	2006	$1.238819	$1.354161	11,734,179.833
	2005	$1.234958	$1.238819	15,605,094.193
	2004	$1.141982	$1.234958	19,671,664.597
	2003	$0.984455	$1.141982	23,816,154.624
	2002	$0.978934	$0.984455	18,043,445.844
	2001	$1.000000	$0.978934	2,191,309

Transamerica MFS International Equity VP – Initial Class	2009	$0.822222	$1.074829	8,835,238.392
Subaccount Inception Date May 1, 2001	2008	$1.289772	$0.822222	9,927,631.557
	2007	$1.199432	$1.289772	12,629,031.781
	2006	$0.989186	$1.199432	14,370,679.553
	2005	$0.889551	$0.989186	17,710,224.708
	2004	$0.789661	$0.889551	15,554,774.711
	2003	$0.639710	$0.789661	15,349,738.208
	2002	$0.832651	$0.639710	5,365,085.340
	2001	$1.000000	$0.832651	515,420

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.679147	$0.847323	5,840,639.813
Subaccount Inception Date May 1, 2000	2008	$1.167372	$0.679147	6,937,395.643
	2007	$0.984161	$1.167372	8,308,890.122
	2006	$0.948046	$0.984161	8,132,049.512
	2005	$0.886160	$0.948046	9,995,675.142
	2004	$0.801328	$0.886160	8,441,415.214
	2003	$0.643764	$0.801328	10,350,259.042
	2002	$0.882806	$0.643764	7,381,423.384
	2001	$1.000000	$0.882806	2,238,530

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.190434	$1.360914	24,207,633.730
Subaccount Inception Date May 1, 2002	2008	$1.243039	$1.190434	18,154,432.855
	2007	$1.158142	$1.243039	13,773,988.087
	2006	$1.127971	$1.158142	14,016,677.671
	2005	$1.118783	$1.127971	15,918,601.516
	2004	$1.086753	$1.118783	15,290,974.069
	2003	$1.051492	$1.086753	17,966,432.517
	2002	$1.000000	$1.051492	19,080,762.822

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.916196	$1.132120	24,288,110.127
Subaccount Inception Date January 3, 1995	2008	$1.452469	$0.916196	27,462,329.654
	2007	$1.427035	$1.452469	33,929,874.895
	2006	$1.217517	$1.427035	40,424,206.237
	2005	$1.186962	$1.217517	46,257,682.821
	2004	$1.049356	$1.186962	52,434,594.128
	2003	$0.848065	$1.049356	51,371,579.290
	2002	$0.987303	$0.848065	48,994,385.595
	2001	$1.000000	$0.987303	10,143,810

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.710983	$1.003869	13,568,894.528
Subaccount Inception Date January 3, 1995	2008	$1.252472	$0.710983	14,905,045.610
	2007	$1.156708	$1.252472	18,412,340.010
	2006	$1.035455	$1.156708	22,258,865.761
	2005	$0.989934	$1.035455	25,869,400.025
	2004	$0.914665	$0.989934	27,805,789.891
	2003	$0.709982	$0.914665	28,908,483.578
	2002	$0.933658	$0.709982	28,064,439.549
	2001	$1.000000	$0.933658	5,711,161

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.774981	$1.059041	8,936,449.147
Subaccount Inception Date May 1, 2000	2008	$1.234015	$0.774981	9,979,379.728
	2007	$1.142815	$1.234015	11,865,524.821
	2006	$1.119752	$1.142815	15,322,954.666
	2005	$1.027478	$1.119752	20,048,997.963
	2004	$0.944973	$1.027478	22,703,299.831
	2003	$0.683124	$0.944973	31,411,389.160
	2002	$0.954401	$0.683124	20,851,241.317
	2001	$1.000000	$0.954401	2,941,790

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.748171	$0.945871	13,243,445.542
Subaccount Inception Date October 9, 2000	2008	$1.348296	$0.748171	1,898,750.819
	2007	$1.187578	$1.348296	2,233,002.656
	2006	$1.014684	$1.187578	2,814,496.595
	2005	$0.958284	$1.014684	2,647,486.358
	2004	$0.888634	$0.958284	1,978,565.227
	2003	$0.711719	$0.888634	1,475,876.974
	2002	$0.920387	$0.711719	1,265,457.981
	2001	$1.000000	$0.920387	333,114

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(7)	2009	$0.984186	$1.224632	1,516,297.817
Subaccount Inception Date May 1, 2002	2008	$1.477848	$0.984186	947,895.453
	2007	$1.320483	$1.477848	1,031,736.339
	2006	$1.228162	$1.320483	1,097,974.688
	2005	$1.154600	$1.228162	1,315,509.774
	2004	$1.054354	$1.154600	1,131,695.023
	2003	$0.939595	$1.054354	1,501,617.057
	2002	$1.000000	$0.939595	869,259.598

Transamerica Convertible Securities VP – Initial Class	2009	$1.018964	$1.318102	2,388,619.773
Subaccount Inception Date May 1, 2002	2008	$1.638459	$1.018964	2,426,293.993
	2007	$1.401918	$1.638459	2,923,711.330
	2006	$1.283056	$1.401918	2,899,859.736
	2005	$1.253568	$1.283056	2,206,318.674
	2004	$1.124250	$1.253568	2,956,501.655
	2003	$0.922763	$1.124250	2,227,338.303
	2002	$1.000000	$0.922763	659,732.771

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.737735	$0.939041	20,711,697.307
Subaccount Inception Date May 1, 2000	2008	$1.386928	$0.737735	23,252,214.807
	2007	$1.210684	$1.386928	27,795,532.345
	2006	$1.130303	$1.210684	35,771,252.835
	2005	$0.984415	$1.130303	35,707,292.058
	2004	$0.862831	$0.984415	39,482,424.421
	2003	$0.667381	$0.862831	36,229,481.330
	2002	$0.871170	$0.667381	46,586,222.044
	2001	$1.000000	$0.871170	11,075,671

Transamerica Growth Opportunities VP – Initial Class	2009	$1.161916	$1.566698	4,458,718.831
Subaccount Inception Date May 2, 2001	2008	$1.995845	$1.161916	4,765,600.420
	2007	$1.645959	$1.995845	6,188,048.051
	2006	$1.589487	$1.645959	7,473,227.592
	2005	$1.388005	$1.589487	8,900,079.694
	2004	$1.208021	$1.388005	13,607,850.141
	2003	$0.934457	$1.208021	6,727,476.031
	2002	$1.106909	$0.934457	9,004,244.479
	2001	$1.000000	$1.106909	1,746,349

Transamerica Money Market VP – Initial Class	2009	$1.086255	$1.071558	25,985,405.325
Subaccount Inception Date April 8, 1991	2008	$1.076827	$1.086255	49,732,767.366
	2007	$1.040732	$1.076827	28,125,928.235
	2006	$1.008571	$1.040732	20,811,556.153
	2005	$0.994970	$1.008571	18,407,755.261
	2004	$0.999891	$0.994970	24,307,150.128
	2003	$1.007422	$0.999891	23,248,961.889
	2002	$1.009719	$1.007422	38,423,033.379
	2001	$1.000000	$1.009719	13,821,591

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.494842	$0.769167	4,458,727.312
Subaccount Inception Date May 1, 2001	2008	$0.977128	$0.494842	4,235,760.156
	2007	$0.747144	$0.977128	5,285,492.979
	2006	$0.750778	$0.747144	5,744,315.843
	2005	$0.746619	$0.750778	7,766,969.038
	2004	$0.701312	$0.746619	9,726,021.596
	2003	$0.471553	$0.701312	8,814,289.609
	2002	$0.773485	$0.471553	6,860,882.263
	2001	$1.000000	$0.773485	1,351,941

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.170249	$1.651190	18,422,100.576
Subaccount Inception Date May 4, 1993	2008	$2.008812	$1.170249	21,054,407.106
	2007	$1.634690	$2.008812	26,387,215.926
	2006	$1.405416	$1.634690	33,529,607.890
	2005	$1.256098	$1.405416	40,584,556.427
	2004	$1.095856	$1.256098	47,250,372.853
	2003	$0.582857	$1.095856	53,827,385.1457
	2002	$0.977283	$0.582857	60,192,373.515
	2001	$1.000000	$0.977283	11,563,127

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.240250	$1.276501	14,015,304.875
Subaccount Inception Date May 13, 1994	2008	$1.169318	$1.240250	15,633,526.548
	2007	$1.119249	$1.169318	13,273,335.805
	2006	$1.100013	$1.119249	15,204,645.337
	2005	$1.092103	$1.100013	19,018,015.117
	2004	$1.073159	$1.092103	20,912,208.570
	2003	$1.058073	$1.073159	27,447,382.003
	2002	$1.014928	$1.058073	32,959,958.561
	2001	$1.000000	$1.014928	5,327,788

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$0.949656	$1.177791	9,766,951.495
Subaccount Inception Date April 8, 1991	2008	$1.575932	$0.949656	10,377,519.543
	2007	$1.383773	$1.575932	13,354,002.886
	2006	$1.137156	$1.383773	12,842,047.929
	2005	$1.014278	$1.137156	13,449,186.931
	2004	$0.887200	$1.014278	10,770,582.893
	2003	$0.678033	$0.887200	6,020,969.266
	2002	$0.828893	$0.678033	6,281,323.628
	2001	$1.000000	$0.828893	900,250

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.756748	$1.084134	18,141,208.482
Subaccount Inception Date April 8, 1991	2008	$1.326278	$0.756748	7,589,903.414
	2007	$1.232298	$1.326278	9,209,887.390
	2006	$1.133597	$1.232298	11,149,111.005
	2005	$1.051547	$1.133597	16,328,583.380
	2004	$0.946634	$1.051547	18,345,749.837
	2003	$0.793528	$0.946634	22,954,158.545
	2002	$0.963225	$0.793528	40,793,056.086
	2001	$1.000000	$0.963225	11,510,203

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.518920	$0.820868	7,923,902.251
Subaccount Inception Date May 1, 2001	2008	$0.980707	$0.518920	8,039,656.982
	2007	$0.812430	$0.980707	9,702,800.654
	2006	$0.750266	$0.812430	10,867,545.320
	2005	$0.708049	$0.750266	13,981,791.177
	2004	$0.670790	$0.708049	17,775,579.011
	2003	$0.531264	$0.670790	19,954,161.928
	2002	$0.805577	$0.531264	21,742,734.531
	2001	$1.000000	$0.805577	3,422,809

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$1.000506	$1.182081	183,135.326
Subaccount Inception Date May 1, 2001	2008	$1.613258	$1.000506	131,646.469
	2007	$1.659710	$1.613258	177,154.194
	2006	$1.410333	$1.659710	189,178.652
	2005	$1.378605	$1.410333	183,183.828
	2004	$1.231649	$1.378605	132,395.637
	2003	$1.000000	$1.231649	21,142.7218

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.124040	$1.383227	18,443,406.477
Subaccount Inception Date May 1, 2002	2008	$1.451655	$1.124040	11,452,726.544
	2007	$1.388212	$1.451655	8,449,744.689
	2006	$1.290949	$1.388212	6,351,575.848
	2005	$1.247755	$1.290949	5,207,745.184
	2004	$1.157202	$1.247755	3,500,465.264
	2003	$1.000000	$1.157202	453,423.594

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.102193	$1.406723	10,548,426.746
Subaccount Inception Date May 1, 2002	2008	$1.857109	$1.102193	8,786,173.859
	2007	$1.753024	$1.857109	13,352,178.114
	2006	$1.543443	$1.753024	11,986,808.749
	2005	$1.399649	$1.543443	10,165,575.167
	2004	$1.247283	$1.399649	7,780,059.897
	2003	$1.000000	$1.247283	286,083.839

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.152124	$1.432464	48,632,341.782
Subaccount Inception Date May 1, 2002	2008	$1.584543	$1.152124	31,297,395.827
	2007	$1.492972	$1.584543	33,014,876.373
	2006	$1.362531	$1.492972	26,062,949.981
	2005	$1.290878	$1.362531	20,040,246.788
	2004	$1.179114	$1.290878	12,083,546.284
	2003	$1.000000	$1.179114	1,060,238.920

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.138519	$1.434311	100,183,906.392
Subaccount Inception Date May 1, 2002	2008	$1.722889	$1.138519	74,147,987.482
	2007	$1.624969	$1.722889	72,667,354.335
	2006	$1.453499	$1.624969	49,669,964.984
	2005	$1.344702	$1.453499	29,743,393.721
	2004	$1.206176	$1.344702	13,026,240.646
	2003	$1.000000	$1.206176	866,132.196

Transamerica International Moderate Growth VP – Service Class	2009	$0.691190	$0.880687	23,283,303.166
Subaccount Inception Date May 1, 2006	2008	$1.101698	$0.691190	16,094,201.026
	2007	$1.03768	$1.101698	10,484,478.809
	2006	$1.000000	$1.03768	1,585,700.909

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.280515	$1.434601	1,363,494.337
Subaccount Inception Date May 1, 2000	2008	$1.971298	$1.280515	665,750.433
	2007	$1.917627	$1.971298	750,652.143
	2006	$1.668938	$1.917627	614,761.786
	2005	$1.463652	$1.668938	497,499.714
	2004	$1.259049	$1.463652	273,314.811
	2003	$1.000000	$1.259049	19,505.649

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.340633	$1.756760	499,997.796
Subaccount Inception Date May 1, 2002	2008	$2.366536	$1.340633	350,357.465
	2007	$2.580481	$2.366536	506,071.765
	2006	$1.845522	$2.580481	276,287.445
	2005	$1.654962	$1.845522	246,527.688
	2004	$1.267846	$1.654962	167,881.007
	2003	$1.000000	$1.267846	21,789.232

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.966132	$1.230896	66,701.703
Subaccount Inception Date May 1, 1997	2008	$1.569625	$0.966132	56,845.273
	2007	$1.527577	$1.569625	99,229.463
	2006	$1.348625	$1.527577	91,489.060
	2005	$1.326377	$1.348625	73,039.911
	2004	$1.216104	$1.326377	75,952.207
	2003	$1.000000	$1.216104	14,773.275

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP– Service Class(3)	2009	$0.981677	$1.360709	190,014.743
Subaccount Inception Date November 18, 1996	2008	$1.584415	$0.981677	64,494.745
	2007	$1.445312	$1.584415	148,635.303
	2006	$1.443829	$1.445312	119,454.832
	2005	$1.290888	$1.443829	94,959.310
	2004	$1.203574	$1.290888	34,960.165
	2003	$1.000000	$1.203574	9,467.185

Transamerica Focus VP – Service Class(4)	2009	$1.012622	$1.272672	308,956.902
Subaccount Inception Date May 1, 2000	2008	$1.619720	$1.012622	226,083.052
	2007	$1.631685	$1.619720	445,539.140
	2006	$1.399998	$1.631685	401,984.474
	2005	$1.368850	$1.399998	375,371.710
	2004	$1.275932	$1.368850	334,624.269
	2003	$1.000000	$1.275932	19,388.405

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.939196	$1.358908	2,185,947.989
Subaccount Inception Date June 1, 1998	2008	$1.279014	$0.939196	287,355.118
	2007	$1.276255	$1.279014	457,397.140
	2006	$1.171024	$1.276255	417,147.499
	2005	$1.170941	$1.171024	366,253.533
	2004	$1.085403	$1.170941	398,296.667
	2003	$1.000000	$1.085403	150,974.273

Transamerica MFS International Equity VP – Service Class	2009	$1.290929	$1.681853	512,855.910
Subaccount Inception Date May 1, 2001	2008	$2.032875	$1.290929	336,816.455
	2007	$1.895435	$2.032875	760,765.644
	2006	$1.565082	$1.895435	278,372.177
	2005	$1.412998	$1.565082	128,146.139
	2004	$1.255588	$1.412998	101,200.554
	2003	$1.000000	$1.255588	276.057

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.996572	$1.240372	742,420.020
Subaccount Inception Date May 1, 2000	2008	$1.718350	$0.996572	556,621.689
	2007	$1.451928	$1.718350	541,718.748
	2006	$1.401400	$1.451928	459,841.360
	2005	$1.314431	$1.401400	430,435.254
	2004	$1.190949	$1.314431	249,867.418
	2003	$1.000000	$1.190949	7,208.809

Transamerica PIMCO Total Return VP – Service Class	2009	$1.092698	$1.246128	6,838,365.294
Subaccount Inception Date May 1, 2002	2008	$1.144309	$1.092698	1,726,062.601
	2007	$1.067572	$1.144309	1,297,631.325
	2006	$1.042889	$1.067572	1,538,811.734
	2005	$1.037408	$1.042889	1,463,556.867
	2004	$1.010392	$1.037408	976,315.714
	2003	$1.000000	$1.010392	142,275.747

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.048400	$1.292820	1,336,169.940
Subaccount Inception Date January 3, 1995	2008	$1.667871	$1.048400	908,191.987
	2007	$1.642786	$1.667871	1,167,286.182
	2006	$1.404622	$1.642786	1,098,676.613
	2005	$1.373349	$1.404622	933,863.893
	2004	$1.216801	$1.373349	714,866.481
	2003	$1.000000	$1.216801	75,443.719

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.930799	$1.310561	699,512.855
Subaccount Inception Date January 3, 1995	2008	$1.643166	$0.930799	424,701.889
	2007	$1.521793	$1.643166	431,041.771
	2006	$1.365208	$1.521793	461,197.478
	2005	$1.308482	$1.365208	404,108.627
	2004	$1.212252	$1.308482	370,758.608
	2003	$1.000000	$1.212252	28,907.459

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.079705	$1.471490	714,925.002
Subaccount Inception Date May 1, 2000	2008	$1.723339	$1.079705	362,239.770
	2007	$1.600870	$1.723339	541,949.910
	2006	$1.572316	$1.600870	804,035.563
	2005	$1.445530	$1.572316	752,922.036
	2004	$1.332482	$1.445530	286,574.361
	2003	$1.000000	$1.332482	45,534.520

Transamerica Templeton Global VP – Service Class(6)	2009	$0.838005	$1.055513	1,156,589.632
Subaccount Inception Date October 9, 2000	2008	$1.513962	$0.838005	254,515.767
	2007	$1.336569	$1.513962	473,331.325
	2006	$1.145276	$1.336569	320,310.374
	2005	$1.084034	$1.145276	299,060.009
	2004	$1.206334	$1.084034	171,231.964
	2003	$1.000000	$1.206334	31,120.292

Transamerica Efficient Markets VP – Service Class	2009	$1.036844	$1.203984	531,851.406
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036844	0.000

Transamerica Balanced VP – Service Class(7)	2009	$1.012797	$1.256654	2,125,417.511
Subaccount Inception Date May 1, 2002	2008	$1.524707	$1.012797	1,328,498.848
	2007	$1.365103	$1.524707	704,179.243
	2006	$1.274168	$1.365103	421,334.962
	2005	$1.199769	$1.274168	83,278.420
	2004	$1.098349	$1.199769	41,002.289
	2003	$1.000000	$1.098349	1,576.204

Transamerica Convertible Securities VP – Service Class	2009	$1.033496	$1.335549	451,065.211
Subaccount Inception Date May 1, 2002	2008	$1.665133	$1.033496	278,861.942
	2007	$1.428939	$1.665133	533,892.149
	2006	$1.310709	$1.428939	379,924.087
	2005	$1.284802	$1.310709	316,234.296
	2004	$1.154157	$1.284802	200,826.320
	2003	$1.000000	$1.154157	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.022880	$1.298972	1,018,724.145
Subaccount Inception Date May 1, 2000	2008	$1.929018	$1.022880	956,446.038
	2007	$1.687384	$1.929018	1,638,941.455
	2006	$1.580157	$1.687384	1,587,729.572
	2005	$1.379279	$1.580157	1,172,691.536
	2004	$1.210890	$1.379279	613,476.605
	2003	$1.000000	$1.210890	28,112.713

Transamerica Growth Opportunities VP – Service Class	2009	$1.190604	$1.601367	333,251.496
Subaccount Inception Date May 1, 2001	2008	$2.050645	$1.190604	244,880.241
	2007	$1.695953	$2.050645	340,013.454
	2006	$1.640955	$1.695953	336,976.332
	2005	$1.436639	$1.640955	351,687.197
	2004	$1.251624	$1.436639	422,076.214
	2003	$1.000000	$1.251624	8,439.832

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.066018	$1.050379	10,703,944.406
Subaccount Inception Date April 8, 1991	2008	$1.059141	$1.066018	11,099,099.147
	2007	$1.026204	$1.059141	4,124,023.150
	2006	$0.996971	$1.026204	1,927,835.453
	2005	$0.985977	$0.996971	1,533,323.685
	2004	$0.993319	$0.985977	1,015,897.444
	2003	$1.000000	$0.993319	570,320.435

Transamerica Science & Technology VP – Service Class(6)	2009	$0.906447	$1.410031	497,112.970
Subaccount Inception Date May 1, 2001	2008	$1.799655	$0.906447	215,990.091
	2007	$1.378700	$1.799655	249,427.942
	2006	$1.383791	$1.378700	281,771.247
	2005	$1.378700	$1.388739	286,832.475
	2004	$1.305914	$1.383791	329,586.323
	2003	$1.000000	$1.305914	593.365

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.661472	$0.931271	700,801.303
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.661472	42,873.725

Transamerica U.S. Government Securities VP – Service Class	2009	$1.136157	$1.166358	5,877,174.025
Subaccount Inception Date May 13, 1994	2008	$1.073637	$1.136157	1,885,897.901
	2007	$1.030263	$1.073637	361,297.493
	2006	$1.014639	$1.030263	336,762.250
	2005	$1.009806	$1.014639	379,254.151
	2004	$0.996080	$1.009806	310,484.884
	2003	$1.000000	$0.996080	29,776.563

Transamerica Value Balanced VP – Service Class(7)	2009	$0.715429	$0.867991	1,456,982.812
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715429	178,224.322

Transamerica Index 50 VP – Service Class	2009	$0.817803	$0.938912	13,554,185.023
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817803	131,550.356

Transamerica Index 75 VP – Service Class	2009	$0.721758	$0.875931	17,391,617.912
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721758	2,012,269.671

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.387180	$1.717602	745,245.758
Subaccount Inception Date April 8, 1991	2008	$2.310106	$1.387180	737,860.075
	2007	$2.034237	$2.310106	1,104,968.644
	2006	$1.676063	$2.034237	636,702.239
	2005	$1.497321	$1.676063	294,472.300
	2004	$1.313437	$1.497321	53,163.663
	2003	$1.000000	$1.313437	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.908899	$1.299201	768,079.928
Subaccount Inception Date April 8, 1991	2008	$1.596299	$0.908899	172,819.039
	2007	$1.487354	$1.596299	212,110.806
	2006	$1.371602	$1.487354	156,391.062
	2005	$1.275740	$1.371602	119,875.142
	2004	$1.150762	$1.275740	88,627.963
	2003	$1.000000	$1.150762	58,937.737

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.909040	$1.434038	513,541.011
Subaccount Inception Date May 1, 2001	2008	$1.722779	$0.909040	197,130.488
	2007	$1.430616	$1.722779	297,554.272
	2006	$1.324940	$1.430616	218,807.993
	2005	$1.253128	$1.324940	205,773.131
	2004	$1.189709	$1.253128	181,007.748
	2003	$1.000000	$1.189709	40,928.103

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP — Service Class	2009	$1.136157	$1.166358	16,654,125.738
Subaccount Inception Date November 3, 2003	2008	$1.073637	$1.136157	28,331,587.997
	2007	$1.030263	$1.073637	1,088,666.718
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	41,453.315
	2003	$1.000000	$0.996080	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.594311	$0.865048	2,302,655.816
Subaccount Inception Date May 1, 2002	2008	$1.254298	$0.594311	2,218,596.863
	2007	$1.256087	$1.254298	2,999,816.931
	2006	$1.128805	$1.256087	3,436,577.878
	2005	$1.086700	$1.128805	4,897,660.013
	2004	$0.995176	$1.086700	10,860,882.265
	2003	$0.757796	$0.995176	6,831,640.610
	2002	$1.000000	$0.757796	5,443,085.772

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.735365	$0.874606	705,508.627
Subaccount Inception Date May 1, 2002	2008	$1.301026	$0.735365	615,396.765
	2007	$1.181969	$1.301026	705,649.567
	2006	$1.131131	$1.181969	777,372.505
	2005	$1.057344	$1.131131	963,414.135
	2004	$1.009328	$1.057344	985,283.036
	2003	$0.793030	$1.009328	904,877.420
	2002	$1.000000	$0.793030	515,930.108

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012991	$1.239595	1,834,244.097
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012991	4,854.267

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.724993	$0.859625	12,260,215.305
Subaccount Inception Date May 1, 2001	2008	$1.240900	$0.724993	13,829,092.150
	2007	$1.201232	$1.240900	17,541,902.338
	2006	$1.042190	$1.201232	20,776,931.762
	2005	$1.011301	$1.042190	25,282,712.943
	2004	$0.922939	$1.011301	28,481,848.687
	2003	$0.708682	$0.922939	32,962,226.168
	2002	$0.925362	$0.708682	33,301,693.747
	2001	$1.000000	$0.925362	8,115,908

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.555356	$0.750174	6,080,832.422
Subaccount Inception Date May 1, 2001	2008	$0.936742	$0.555356	6,029,469.456
	2007	$0.836930	$0.936742	6,654,184.993
	2006	$0.854933	$0.836930	8,634,773.055
	2005	$0.755575	$0.854933	10,642,284.551
	2004	$0.707865	$0.755575	10,876,037.049
	2003	$0.582390	$0.707865	13,584,742.052
	2002	$0.854751	$0.582390	13,221,725.747
	2001	$1.000000	$0.854751	4,169,129

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.665606	$0.907083	3,276,384.444
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.665606	506,583.145

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.993465	$1.325944	18,686,857.250
Subaccount Inception Date May 1, 2000	2008	$1.759659	$0.993465	20,363,663.863
	2007	$1.522722	$1.759659	23,269,209.997
	2006	$1.386943	$1.522722	26,629,871.908
	2005	$1.206785	$1.386943	28,768,446.814
	2004	$1.063687	$1.206785	21,910,676.804
	2003	$0.842179	$1.063687	19,355,754.646
	2002	$0.945641	$0.842179	17,988,364.952
	2001	$1.000000	$0.945641	3,842,220

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.741092	$0.948336	8,720,273.355
Subaccount Inception Date May 1, 2000	2008	$1.315429	$0.741092	10,132,976.464
	2007	$1.318490	$1.315429	12,605,279.260
	2006	$1.115838	$1.318490	15,840,155.328
	2005	$1.072770	$1.115838	15,676,904.613
	2004	$0.978943	$1.072770	18,240,147.809
	2003	$0.764145	$0.978943	19,226,593.893
	2002	$0.936205	$0.764145	18,718,379.029
	2001	$1.000000	$0.936205	2,912,578

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.558594	$0.704251	5,776,561.722
Subaccount Inception Date May 1, 2001	2008	$1.076102	$0.558594	6,494,918.719
	2007	$0.862415	$1.076102	8,217,782.687
	2006	$0.821333	$0.862415	8,000,489.513
	2005	$0.790140	$0.821333	9,098,708.664
	2004	$0.777739	$0.790140	10,723,087.028
	2003	$0.595582	$0.777739	11,024,505.533
	2002	$0.867285	$0.595582	10,076,118.099
	2001	$1.000000	$0.867285	1,453,053

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.558254	$0.800043	1,241,073.854
Subaccount Inception Date May 1, 2000	2008	$1.263124	$0.558254	1,369,677.768
	2007	$1.043217	$1.263124	1,710,519.971
	2006	$1.007259	$1.043217	1,993,001.368
	2005	$0.940705	$1.007259	2,204,922.790
	2004	$0.893302	$0.940705	2,450,315.226
	2003	$0.700666	$0.893302	2,709,639.036
	2002	$0.911864	$0.700666	2,953,632.988
	2001	$1.000000	$0.911864	1,208,091

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.326417	$1.826305	18,842,595.591
Subaccount Inception Date May 1, 2000	2008	$2.229383	$1.326417	21,517,584.774
	2007	$1.962071	$2.229383	26,692,689.680
	2006	$1.771680	$1.962071	32,477,599.946
	2005	$1.523667	$1.771680	43,061,630.888
	2004	$1.240664	$1.523667	42,429,335.480
	2003	$0.910846	$1.240664	44,963,083.179
	2002	$1.027526	$0.910846	43,590,835.534
	2001	$1.000000	$1.027526	7,140,844

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.748075	$1.158245	5,048,353.346
Subaccount Inception Date May 1, 2002	2008	$1.558794	$0.748075	5,006,840.688
	2007	$1.500649	$1.558794	6,603,029.447
	2006	$1.312926	$1.500649	6,929,838.747
	2005	$1.300991	$1.312926	7,225,570.085
	2004	$1.160021	$1.300991	10,344,797.767
	2003	$0.748203	$1.160021	6,968,611.191
	2002	$1.000000	$0.748203	2,425,397.550

Franklin Income Securities Fund – Class 2	2009	$0.672044	$0.897800	5,134,949.174
Subaccount Inception Date May 1, 2007	2008	$0.969756	$0.672044	2,245,505.680
	2007	$1.000000	$0.969756	785,173.699

Mutual Shares Securities Fund – Class 2	2009	$0.597154	$0.741580	2,628,590.852
Subaccount Inception Date May 1, 2007	2008	$0.963806	$0.597154	1,566,042.343
	2007	$1.000000	$0.963806	1,002,853.368

Templeton Foreign Securities Fund – Class 2	2009	$0.627531	$0.847271	4,689,616.951
Subaccount Inception Date May 1, 2007	2008	$1.068371	$0.627531	2,469,360.292
	2007	$1.000000	$1.068371	1,831,308.700

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990309	$1.267151	3,962,360.580
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990309	117,705.756

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.701396	$0.998153	3,398,124.257
Subaccount Inception Date October 9, 2000	2008	$1.268144	$0.701396	4,114,689.451
	2007	$1.057376	$1.268144	5,264,274.983
	2006	$0.947165	$1.057376	4,458,367.003
	2005	$0.858123	$0.947165	5,582,814.115
	2004	$0.722993	$0.858123	6,043,121.539
	2003	$0.544519	$0.722993	15,111,459.595
	2002	$0.768907	$0.544519	5,373,366.010
	2001	$1.000000	$0.768907	2,035,132

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.016285	$1.330883	514,013.861
Subaccount Inception Date December 31, 2002	2008	$1.430694	$1.016285	589,540.575
	2007	$1.355083	$1.430694	783,225.891
	2006	$1.195287	$1.355083	892,776.255
	2005	$1.102842	$1.195287	1,031,205.022
	2004	$0.950284	$1.102842	1,137,462.679
	2003	$0.683026	$0.950284	1,242,714.283
	2002	$0.905322	$0.683026	1,820,028.606
	2001	$1.000000	$0.905322	614,762

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.543445	$0.735679	9,041,165.400
Subaccount Inception Date October 9, 2000	2008	$0.999477	$0.543445	8,386,827.941
	2007	$0.927683	$0.999477	10,186,109.410
	2006	$0.798359	$0.927683	10,746,902.560
	2005	$0.767566	$0.798359	11,328,714.340
	2004	$0.745357	$0.767566	11,850,013.856
	2003	$0.611673	$0.745357	13,523,663.769
	2002	$0.835708	$0.611673	16,227,439.303
	2001	$1.000000	$0.835708	3,443,281

MFS ® New Discovery Series – Service Class	2009	$0.709950	$1.139562	3,466,326.583
Subaccount Inception Date May 1, 2002	2008	$1.191553	$0.709950	1,891,304.781
	2007	$1.182905	$1.191553	2,305,906.591
	2006	$1.063134	$1.182905	3,073,539.323
	2005	$1.027353	$1.063134	3,699,243.471
	2004	$0.981842	$1.027353	4,224,900.842
	2003	$0.746874	$0.981842	4,005,302.089
	2002	$1.000000	$0.746874	2,689,419.864

MFS ® Total Return Series – Service Class	2009	$0.999117	$1.158823	5,457,285.240
Subaccount Inception Date May 1, 2002	2008	$1.305576	$0.999117	6,021,309.293
	2007	$1.275094	$1.305576	4,751,401.524
	2006	$1.159404	$1.275094	5,513,174.164
	2005	$1.146954	$1.159404	6,627,381.834
	2004	$1.048576	$1.146954	5,741,220.139
	2003	$0.917454	$1.048576	4,628,848.709
	2002	$1.000000	$0.917454	2,874,746.063

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989782	$1.008165	342,751.375

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000903	$0.993876	150,622.372

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986806	$1.008415	17,907.186

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986485	$1.003022	28,512.540

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982915	$0.980531	36,301.797

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988814	$1.003804	2,605.961

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203183	4,602,981.694

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.206946	1,621,280.990

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990717	$1.009319	385,379.973

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995072	$0.983612	90,472.331

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988970	$1.006476	220,925.364

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986575	$0.985842	286,431.450

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998162	$1.020671	174,804.927

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997269	$1.022422	26,955.702

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996400	$1.021338	174,362.523

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.003681	2,483,443.133

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.024203	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$0.998250	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985158	$1.029652	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount inception Date May 1, 2009	2009	$1.000000	$0.562345	172,759.606

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.785183	$0.929797	391,293.612
Subaccount Inception Date May 1, 2001	2008	$1.259464	$0.785183	403,911.514
	2007	$1.291591	$1.259464	508,857.163
	2006	$1.094261	$1.291591	665,840.918
	2005	$1.065370	$1.094261	660,952.241
	2004	$0.948383	$1.065370	631,733.804
	2003	$0.746690	$0.948383	613,619.043
	2002	$0.939214	$0.746690	448,419.255
	2001	$1.000000	$0.939214	199,168

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.074117	$1.326496	4,562,527.250
Subaccount Inception Date May 1, 2002	2008	$1.381913	$1.074117	4,133,585.058
	2007	$1.317265	$1.381913	3,948,873.211
	2006	$1.220383	$1.317265	3,419,725.545
	2005	$1.176448	$1.220383	3,071,029.489
	2004	$1.087333	$1.176448	2,424,715.701
	2003	$0.896994	$1.087333	1,220,110.043
	2002	$1.000000	$0.896994	746,979.938

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.934025	$1.195798	4,244,659.141
Subaccount Inception Date May 1, 2002	2008	$1.569060	$0.934025	4,449,728.531
	2007	$1.476629	$1.569060	5,094,102.056
	2006	$1.294993	$1.476629	6,278,577.331
	2005	$1.169884	$1.294993	2,984,017.487
	2004	$1.038925	$1.169884	2,293,997.820
	2003	$0.805402	$1.038925	1,067,280.369
	2002	$1.000000	$0.805402	178,360.079

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.063828	$1.326130	7,457,633.762
Subaccount Inception Date May 1, 2002	2008	$1.457116	$1.063828	7,774,676.624
	2007	$1.368733	$1.457116	8,098,229.082
	2006	$1.244946	$1.368733	7,622,795.972
	2005	$1.174865	$1.244946	5,966,622.805
	2004	$1.069495	$1.174865	5,444,219.106
	2003	$0.868490	$1.069495	4,984,402.867
	2002	$1.000000	$0.868490	1,196,692.473

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.011811	$1.278814	7,060,340.141
Subaccount Inception Date May 1, 2002	2008	$1.526006	$1.011811	7,733,952.977
	2007	$1.435364	$1.526006	9,730,888.369
	2006	$1.278529	$1.435364	9,532,074.554
	2005	$1.179485	$1.278529	7,224,952.047
	2004	$1.053363	$1.179485	5,711,319.819
	2003	$0.839908	$1.053363	3,099,006.622
	2002	$1.000000	$0.839908	1,743,854.956

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.174217	$1.320019	20,784,592.785
Subaccount Inception Date May 1, 2000	2008	$1.801104	$1.174217	2,184,246.852
	2007	$1.745501	$1.801104	2,362,995.997
	2006	$1.513729	$1.745501	2,612,543.126
	2005	$1.323836	$1.513729	2,954,561.809
	2004	$1.134367	$1.323836	2,484,398.258
	2003	$0.886287	$1.134367	2,260,879.5064
	2002	$1.047563	$0.886287	2,977,283.533
	2001	$1.081878	$1.047563	2,904,194
	2000	$1.000000	$1.081878	526,757

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.339169	$1.762024	1,415,132.812
Subaccount Inception Date May 1, 2002	2008	$2.356813	$1.339169	1,582,150.817
	2007	$2.561764	$2.356813	1,769,910.269
	2006	$1.825716	$2.561764	2,401,286.773
	2005	$1.631387	$1.825716	2,246,678.414
	2004	$1.245119	$1.631387	2,263,113.857
	2003	$0.930127	$1.245119	1,791,793.908
	2002	$1.000000	$0.930127	1,574,106.747

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.072662	$1.370867	6,894,886.783
Subaccount Inception Date May 1, 1997	2008	$1.736224	$1.072662	7,179,508.071
	2007	$1.684237	$1.736224	8,534,527.928
	2006	$1.480999	$1.684237	10,011,002.407
	2005	$1.451467	$1.480999	8,953,687.752
	2004	$1.325747	$1.451467	9,446,389.081
	2003	$1.042538	$1.325747	11,472,576.764
	2002	$1.401905	$1.042538	11,986,885.369
	2001	$1.615156	$1.401905	15,803,392
	2000	$1.838549	$1.615156	19,789,520

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.625130	$0.869294	3,862,502.777
Subaccount Inception Date November 18, 1996	2008	$1.006325	$0.625130	4,297,491.595
	2007	$0.915116	$1.006325	5,084,968.349
	2006	$0.910023	$0.915116	6,265,239.244
	2005	$0.810917	$0.910023	7,527,635.160
	2004	$0.753515	$0.810917	7,600,074.327
	2003	$0.593335	$0.753515	8,227,504.800
	2002	$0.868714	$0.593335	8,979,133.102
	2001	$1.081530	$0.868714	11,859,669
	2000	$1.240246	$1.081530	13,481,390

Transamerica Focus VP – Initial Class(4)	2009	$0.830857	$1.048083	2,243,307.369
Subaccount Inception Date May 1, 2000	2008	$1.324021	$0.830857	2,555,330.125
	2007	$1.328898	$1.324021	3,128,876.437
	2006	$1.136546	$1.328898	3,583,485.629
	2005	$1.107261	$1.136546	4,347,646.566
	2004	$1.028766	$1.107261	4,447,900.656
	2003	$0.771838	$1.028766	4,299,974.612
	2002	$1.039580	$0.771838	4,621,748.748
	2001	$1.032666	$1.039580	5,097,147
	2000	$1.000000	$1.032666	1,957,163

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.988767	$1.435735	3,372,781.616
Subaccount Inception Date June 1, 1998	2008	$1.340423	$0.988767	3,464,659.433
	2007	$1.334548	$1.340423	4,301,288.251
	2006	$1.219659	$1.334548	5,442,545.652
	2005	$1.214656	$1.219659	6,408,441.406
	2004	$1.122105	$1.214656	8,643,646.431
	2003	$0.966374	$1.122105	9,496,015.879
	2002	$0.960010	$0.966374	8,693,528.576
	2001	$0.938048	$0.960010	5,478,152
	2000	$1.003083	$0.938048	9,361,452

Transamerica MFS International Equity VP – Initial Class	2009	$0.828492	$1.084084	1,394,947.327
Subaccount Inception Date May 1, 2001	2008	$1.298322	$0.828492	1,536,193.825
	2007	$1.206202	$1.298322	1,865,662.326
	2006	$0.993791	$1.206202	2,054,157.754
	2005	$0.892808	$0.993791	1,642,028.159
	2004	$0.791771	$0.892808	1,446,391.680
	2003	$0.640777	$0.791771	1,411,670.494
	2002	$0.833205	$0.640777	367,641.197
	2001	$1.000000	$0.833205	159,981

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.601121	$0.750713	1,921,756.956
Subaccount Inception Date May 1, 2000	2008	$1.032219	$0.601121	2,018,419.818
	2007	$0.869361	$1.032219	2,231,556.825
	2006	$0.836629	$0.869361	2,349,743.427
	2005	$0.781242	$0.836629	2,068,296.872
	2004	$0.705753	$0.781242	1,471,402.427
	2003	$0.566427	$0.705753	897,190.790
	2002	$0.775980	$0.566427	668,734.113
	2001	$0.916033	$0.775980	992,435
	2000	$1.000000	$0.916033	278,174

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.198265	$1.371221	8,129,237.918
Subaccount Inception Date May 1, 2002	2008	$1.249982	$1.198265	7,431,706.868
	2007	$1.163454	$1.249982	6,170,427.327
	2006	$1.132042	$1.163454	6,593,664.567
	2005	$1.121717	$1.132042	5,792,288.584
	2004	$1.088527	$1.121717	4,883,932.170
	2003	$1.052178	$1.088527	6,311,547.882
	2002	$1.000000	$1.052178	4,322,292.201

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.197930	$2.718615	14,597,929.754
Subaccount Inception Date January 3, 1995	2008	$3.480982	$2.197930	16,676,646.447
	2007	$3.416636	$3.480982	20,052,720.383
	2006	$2.912133	$3.416636	24,836,158.376
	2005	$2.836258	$2.912133	29,533,036.658
	2004	$2.505001	$2.836258	33,019,972.422
	2003	$2.022500	$2.505001	38,070,609.926
	2002	$2.352249	$2.022500	44,648,715.071
	2001	$2.334702	$2.352249	53,131,225
	2000	$2.107761	$2.334702	60,459,235

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$2.085647	$2.947718	9,395,782.544
Subaccount Inception Date January 3, 1995	2008	$3.670436	$2.085647	10,753,415.682
	2007	$3.386439	$3.670436	12,655,004.911
	2006	$3.028461	$3.386439	15,692,717.122
	2005	$2.892491	$3.028461	17,570,318.613
	2004	$2.669933	$2.892491	19,329,022.705
	2003	$2.070419	$2.669933	21,830,145.180
	2002	$2.719986	$2.070419	25,335,193.394
	2001	$3.066258	$2.719986	31,999,230
	2000	$3.124914	$3.066258	39,142,353

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.622691	$0.851754	2,191,490.584
Subaccount Inception Date May 1, 2000	2008	$0.990536	$0.622691	2,306,402.700
	2007	$0.916411	$0.990536	2,368,637.184
	2006	$0.897026	$0.916411	2,965,980.909
	2005	$0.822294	$0.897026	3,163,626.920
	2004	$0.755520	$0.822294	3,430,777.931
	2003	$0.545628	$0.755520	4,229,982.710
	2002	$0.761551	$0.545628	2,895,465.966
	2001	$0.855380	$0.761551	1,838,502
	2000	$1.000000	$0.855380	497,185

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(6)	2009	$0.442584	$0.560100	10,378,861.029
Subaccount Inception Date October 9, 2000	2008	$0.796796	$0.442584	2,215,270.894
	2007	$0.701121	$0.796796	2,494,700.937
	2006	$0.598455	$0.701121	2,651,947.382
	2005	$0.564642	$0.598455	2,626,947.632
	2004	$0.753804	$0.564642	1,502,945.491
	2003	$0.603147	$0.753804	149,967.219
	2002	$0.779219	$0.603147	281,733.960
	2001	$0.950187	$0.779219	120,790
	2000	$1.000000	$0.950187	56,200

Transamerica Balanced VP – Initial Class(7)	2009	$0.990695	$1.233952	522,107.535
Subaccount Inception Date May 1, 2002	2008	$1.486147	$0.990695	391,721.575
	2007	$1.326575	$1.486147	385,306.598
	2006	$1.232622	$1.326575	463,377.407
	2005	$1.157655	$1.232622	393,584.249
	2004	$1.056091	$1.157655	499,023.545
	2003	$0.940213	$1.056091	448,385.546
	2002	$1.000000	$0.940213	308,853.226

Transamerica Convertible Securities VP – Initial Class	2009	$1.025677	$1.328102	1,008,425.388
Subaccount Inception Date May 1, 2002	2008	$1.647615	$1.025677	1,106,099.713
	2007	$1.408357	$1.647615	1,072,626.840
	2006	$1.287698	$1.408357	988,666.962
	2005	$1.256871	$1.287698	863,980.614
	2004	$1.126105	$1.256871	720,107.967
	2003	$0.923378	$1.126105	629,683.607
	2002	$1.000000	$0.923378	206,156.677

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.575444	$0.733184	65,225,513.298
Subaccount Inception Date May 1, 2000	2008	$1.080758	$0.575444	71,304,107.852
	2007	$0.942483	$1.080758	82,865,065.911
	2006	$0.879044	$0.942483	100,246,006.638
	2005	$0.764836	$0.879044	4,938,559.777
	2004	$0.669708	$0.764836	4,247,712.073
	2003	$0.517494	$0.669708	2,453,362.766
	2002	$0.674851	$0.517494	2,487,782.396
	2001	$0.830824	$0.674851	1,739,044
	2000	$1.000000	$0.830824	993,984

Transamerica Growth Opportunities VP – Initial Class	2009	$1.170747	$1.580164	860,155.019
Subaccount Inception Date May 1, 2000	2008	$2.009032	$1.170747	869,240.490
	2007	$1.655196	$2.009032	1,033,482.578
	2006	$1.596837	$1.655196	1,152,266.853
	2005	$1.393038	$1.596837	1,293,471.087
	2004	$1.211201	$1.393038	1,422,418.696
	2003	$0.936005	$1.211201	262,913.518
	2002	$1.107646	$0.936005	315,300.999
	2001	$1.000000	$1.107646	78,790

Transamerica Money Market VP – Initial Class	2009	$1.482566	$1.463956	10,004,040.280
Subaccount Inception Date April 8, 1991	2008	$1.468242	$1.482566	13,554,516.740
	2007	$1.417616	$1.468242	12,254,198.760
	2006	$1.372479	$1.417616	12,870,649.080
	2005	$1.352646	$1.372479	11,847,869.456
	2004	$1.357996	$1.352646	16,419,189.782
	2003	$1.366869	$1.357996	20,068,862.583

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(6)	2009	$0.498605	$0.775777	651,217.257
Subaccount Inception Date May 1, 2001	2008	$0.983575	$0.498605	420,692.849
	2007	$0.751331	$0.983575	556,875.500
	2006	$0.754243	$0.751331	638,044.098
	2005	$0.749322	$0.754243	748,826.942
	2004	$0.703168	$0.749322	1,052,597.385
	2003	$0.472335	$0.703168	368,395.960
	2002	$0.773994	$0.472335	207,033.476
	2001	$1.000000	$0.773994	51,295

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.820872	$5.396438	7,926,847.518
Subaccount Inception Date May 4, 1993	2008	$6.552295	$3.820872	9,095,142.691
	2007	$5.326698	$6.552295	10,906,081.360
	2006	$4.575107	$5.326698	13,564,029.821
	2005	$4.084993	$4.575107	15,756,634.740
	2004	$3.560345	$4.084993	18,764,500.265
	2003	$1.891803	$3.560345	22,342,963.652
	2002	$3.168906	$1.891803	28,193,802.802
	2001	$2.495215	$3.168906	35,776,621
	2000	$2.278888	$2.495215	43,456,299

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.740018	$1.792649	7,234,033.846
Subaccount Inception Date May 13, 1994	2008	$1.638874	$1.740018	8,357,609.566
	2007	$1.567147	$1.638874	8,953,603.231
	2006	$1.538696	$1.567147	11,240,369.687
	2005	$1.526143	$1.538696	12,608,834.295
	2004	$1.498190	$1.526143	15,271,006.709
	2003	$1.475683	$1.498190	20,569,266.516
	2002	$1.414117	$1.475683	28,356,603.540
	2001	$1.364481	$1.414117	28,689,960
	2000	$1.255919	$1.364481	29,554,729

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.413790	$1.755151	12,873,999.163
Subaccount Inception Date April 8, 1991	2008	$2.343832	$1.413790	14,696,282.662
	2007	$2.056012	$2.343832	18,058,552.002
	2006	$1.687937	$2.056012	21,744,301.963
	2005	$1.504078	$1.687937	25,162,969.729
	2004	$1.314348	$1.504078	28,683,643.440
	2003	$1.003493	$1.314348	33,155,822.780
	2002	$1.225547	$1.003493	39,574,469.871
	2001	$1.613169	$1.225547	50,436,921
	2000	$2.001071	$1.613169	67,228,612

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$2.126141	$3.048951	13,227,358.924
Subaccount Inception Date April 8, 1991	2008	$3.722594	$2.126141	14,289,118.980
	2007	$3.455380	$3.722594	17,279,574.399
	2006	$3.175486	$3.455380	22,094,037.950
	2005	$2.942759	$3.175486	26,617,284.696
	2004	$2.646551	$2.942759	30,694,481.010
	2003	$2.216306	$2.646551	36,250,554.827
	2002	$2.678589	$2.216306	44,933,517.409
	2001	$2.932518	$2.687589	60,117,350
	2000	$3.160924	$2.932518	81,940,094

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.522860	$0.827922	1,557,250.291
Subaccount Inception Date May 1, 2001	2008	$0.987189	$0.522860	1,447,535.824
	2007	$0.816984	$0.987189	513,459.269
	2006	$0.753727	$0.816984	439,548.832
	2005	$0.710611	$0.753727	531,509.536
	2004	$0.672550	$0.710611	685,116.597
	2003	$0.532132	$0.672550	782,303.275
	2002	$0.806099	$0.532132	721,754,051
	2001	$1.000000	$0.806099	420,709

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.158420	$1.190380	30,146.753
Subaccount Inception Date November 3, 2003	2008	$1.093594	$1.158420	123,244.888
	2007	$1.048367	$1.093594	0.000
	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.598231	$0.871620	380,857.698
Subaccount Inception Date May 1, 2002	2008	$1.261330	$0.598231	255,816.689
	2007	$1.261880	$1.261330	316,327.161
	2006	$1.132885	$1.261880	414,122.070
	2005	$1.089564	$1.132885	503,104.338
	2004	$0.996809	$1.089564	791,758.449
	2003	$0.758298	$0.996809	653,356.353
	2002	$1.000000	$0.758298	296,591.241

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.740227	$0.881256	178,521.514
Subaccount Inception Date May 1, 2002	2008	$1.308318	$0.740227	89,467.228
	2007	$1.187421	$1.308318	87,954.105
	2006	$1.135225	$1.187421	84,756.127
	2005	$1.060132	$1.135225	102,452.243
	2004	$1.010990	$1.060132	151,283.510
	2003	$0.793548	$1.010990	176,977.340
	2002	$1.000000	$0.793548	24,623.313

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.730495	$0.867005	1,062,378.786
Subaccount Inception Date May 1, 2001	2008	$1.249071	$0.730495	1,319,726.853
	2007	$1.207946	$1.249071	1,580,014.437
	2006	$1.046993	$1.207946	1,925,193.807
	2005	$1.014966	$1.046993	2,095,954.399
	2004	$0.925364	$1.014966	2,213,002.340
	2003	$0.709849	$0.925364	2,919,580.726
	2002	$0.925978	$0.709849	2,716,484.252
	2001	$1.000000	$0.925978	2,054,794

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.559572	$0.756619	519,535.692
Subaccount Inception Date May 1, 2001	2008	$0.942925	$0.559572	449,692.281
	2007	$0.841626	$0.942925	497,448.926
	2006	$0.858880	$0.841626	636,180.984
	2005	$0.758307	$0.858880	724,322.499
	2004	$0.709730	$0.758307	310,432.795
	2003	$0.583349	$0.709730	449,386.012
	2002	$0.855309	$0.583349	410,119.024
	2001	$1.000000	$0.855309	384,309

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2009	$0.842351	$1.125366	5,297,430.381
Subaccount Inception Date May 1, 2000	2008	$1.490512	$0.842351	5,636,919.490
	2007	$1.288533	$1.490512	6,037,496.683
	2006	$1.172486	$1.288533	6,974,832.128
	2005	$1.019188	$1.172486	6,270,828.873
	2004	$0.897454	$1.019188	5,311,705.255
	2003	$0.709863	$0.897454	4,971,317.010
	2002	$0.796290	$0.709863	3,557,302.852
	2001	$0.922538	$0.796290	2,274,397
	2000	$1.000000	$0.922538	1,198,357

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.807737	$1.034630	1,534,495.184
Subaccount Inception Date May 1, 2000	2008	$1.432302	$0.807737	1,786,847.033
	2007	$1.434215	$1.432302	3,199,475.952
	2006	$1.212580	$1.434215	2,608,581.139
	2005	$1.164636	$1.212580	2,717,508.685
	2004	$1.061718	$1.164636	3,141,991.555
	2003	$0.827945	$1.061718	2,793,695.507
	2002	$1.013361	$0.827945	2,697,459.322
	2001	$1.084290	$1.013361	2,028,586
	2000	$1.000000	$1.084290	407,152

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.562844	$0.710288	877,970.161
Subaccount Inception Date May 1, 2001	2008	$1.083210	$0.562844	913,966.649
	2007	$0.867250	$1.083210	1,167,143.069
	2006	$0.825131	$0.867250	936,049.101
	2005	$0.793008	$0.825131	1,264,396.235
	2004	$0.779797	$0.793008	1,034,920.298
	2003	$0.596567	$0.779797	988,139.906
	2002	$0.867866	$0.596567	723,194.111
	2001	$1.000000	$0.867866	495,719

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.440186	$0.631473	29,312.700
Subaccount Inception Date May 1, 2000	2008	$0.994989	$0.440186	30,426.570
	2007	$0.820943	$0.994989	51,273.439
	2006	$0.791876	$0.820943	39,307.572
	2005	$0.738821	$0.791876	89,507.794
	2004	$0.700898	$0.738821	118,901.024
	2003	$0.549208	$0.700898	341,033.931
	2002	$0.714054	$0.549208	311,207.504
	2001	$0.848316	$0.714054	341,343
	2000	$1.000000	$0.848316	147,741

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.378498	$1.899892	3,178,397.215
Subaccount Inception Date May 1, 2000	2008	$2.314639	$1.378498	3,560,804.880
	2007	$2.035076	$2.314639	4,794,762.563
	2006	$1.835788	$2.035076	4,834,681.263
	2005	$1.577251	$1.835788	5,535,828.984
	2004	$1.283034	$1.577251	5,603,251.971
	2003	$0.941019	$1.283034	5,692,957.397
	2002	$1.060517	$0.941019	5,814,927.481
	2001	$1.114623	$1.060517	3,900,128
	2000	$1.000000	$1.114623	3,345,368

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.753024	$1.167052	787,878.876
Subaccount Inception Date May 1, 2002	2008	$1.567541	$0.753024	687,657.831
	2007	$1.507568	$1.567541	928,457.725
	2006	$1.317677	$1.507568	1,383,960.576
	2005	$1.304413	$1.317677	930,774.153
	2004	$1.161919	$1.304413	1,288,798.176
	2003	$0.748696	$1.161919	930,745.632
	2002	$1.000000	$0.748696	125,892.475

Franklin Income Securities Fund – Class 2	2009	$0.673149	$0.900151	588,084.456
Subaccount Inception Date May 1, 2007	2008	$0.970390	$0.673149	339,607.740
	2007	$1.000000	$0.970390	385,197.037

Mutual Shares Securities Fund – Class 2	2009	$0.598140	$0.743536	354,034.009
Subaccount Inception Date May 1, 2007	2008	$0.964440	$0.598140	212,275.930
	2007	$1.000000	$0.964440	584,754.400

Templeton Foreign Securities Fund – Class 2	2009	$0.628565	$0.849508	1,579,289.277
Subaccount Inception Date May 1, 2007	2008	$1.069077	$0.628565	697,921.043
	2007	$1.000000	$1.069077	550,915.390

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.368713	$0.525230	2,690,143.845
Subaccount Inception Date October 9, 2000	2008	$0.665981	$0.368713	2,745.556.459
	2007	$0.554748	$0.665981	1,271,149.410
	2006	$0.496441	$0.554748	971,113.909
	2005	$0.449324	$0.496441	931,424.574
	2004	$0.378196	$0.449324	834,524.479
	2003	$0.284558	$0.378196	938,892.947
	2002	$0.401433	$0.284558	901,501.650
	2001	$0.673903	$0.401433	1,732,250
	2000	$1.000000	$0.673903	131,879

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.020116	$1.337220	430,263.507
Subaccount Inception Date October 9, 2000	2008	$1.434668	$1.020116	473,156.256
	2007	$1.357503	$1.434668	547,464.265
	2006	$1.196244	$1.357503	582,523.384
	2005	$1.102643	$1.196244	586,547.987
	2004	$0.949174	$1.102643	618,630.253
	2003	$0.681560	$0.949174	634,723.395
	2002	$0.902500	$0.681560	709,442.455
	2001	$0.998916	$0.902500	734,646
	2000	$1.000000	$0.998916	15,465

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.443594	$0.601096	1,347,456.666
Subaccount Inception Date October 9, 2000	2008	$0.815023	$0.443594	1,043,684.702
	2007	$0.755725	$0.815023	1,434,694.289
	2006	$0.649729	$0.755725	1,410,779.923
	2005	$0.624061	$0.649729	839,151.336
	2004	$0.605414	$0.624061	852,928.557
	2003	$0.496347	$0.605414	1,069,454.357
	2002	$0.677467	$0.496347	1,453,191.732
	2001	$0.887808	$0.677467	1,394,133
	2000	$1.000000	$0.887808	332,861

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2009	$0.714642	$1.148229	828,197.553
Subaccount Inception Date May 1, 2002	2008	$1.198237	$0.714642	605,509.035
	2007	$1.188363	$1.198237	293,437.859
	2006	$1.066994	$1.188363	284,614.838
	2005	$1.030063	$1.066994	324,555.271
	2004	$0.983457	$1.030063	424,344.518
	2003	$0.747360	$0.983457	195,073.712
	2002	$1.000000	$0.747360	92,260.746

MFS ® Total Return Series – Service Class	2009	$1.005703	$1.167604	1,076,513.265
Subaccount Inception Date May 1, 2002	2008	$1.312887	$1.005703	1,147,997.921
	2007	$1.280957	$1.312887	1,223,088.993
	2006	$1.163589	$1.280957	1,543,163.905
	2005	$1.149960	$1.163589	1,747,891.763
	2004	$1.050284	$1.149960	1,383,177.005
	2003	$0.918050	$1.050284	1,182,965.262
	2002	$1.000000	$0.918050	514,613.460

Transamerica International Moderate Growth VP – Service Class	2009	$0.693018	$0.883896	118,787.234
Subaccount Inception Date May 1,2006	2008	$1.103520	$0.693018	165,816.767
	2007	$1.031445	$1.103520	190,766.108
	2006	$1.000000	$1.031445	73,421.972

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993367	$1.003303	103,766.411

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.024327	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$0.998364	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991646	$0.996289	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988776	$0.999483	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985161	$1.029767	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$1.011756	$1.197739	413,851.859
Subaccount Inception Date May 1, 2001	2008	$1.628168	$1.011756	340,414.169
	2007	$1.671730	$1.628168	444,412.265
	2006	$1.417763	$1.671730	351,471.981
	2005	$1.383150	$1.417763	256,631.728
	2004	$1.233271	$1.383150	188,017.992
	2003	$1.000000	$1.233271	18,082.738

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.136669	$1.401527	105,203,621.119
Subaccount Inception Date May 1, 2002	2008	$1.465065	$1.136669	56,099,568.348
	2007	$1.398275	$1.465065	35,665,868.194
	2006	$1.297758	$1.398275	25,407,168.189
	2005	$1.251868	$1.297758	16,808,643.902
	2004	$1.158727	$1.251868	10,401,049.713
	2003	$1.000000	$1.158727	2,687,666.346

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.114610	$1.425371	24,137,341.323
Subaccount Inception Date May 1, 2002	2008	$1.874319	$1.114610	21,611,084.390
	2007	$1.765771	$1.874319	30,287,070.770
	2006	$1.551604	$1.765771	29,023,896.097
	2005	$1.404276	$1.551604	19,855,540.405
	2004	$1.248932	$1.404276	11,337,591.962
	2003	$1.000000	$1.248932	1,215,964.250

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.165104	$1.451473	233,399,400.346
Subaccount Inception Date May 1, 2002	2008	$1.599207	$1.165104	165,032,358.451
	2007	$1.503812	$1.599207	140,336,296.752
	2006	$1.369719	$1.503812	100,975,687.992
	2005	$1.295146	$1.369719	54,369,656.377
	2004	$1.180666	$1.295146	24,955,620.049
	2003	$1.000000	$1.180666	4,421,263.876

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.151311	$1.453283	386,670,361.200
Subaccount Inception Date May 1, 2002	2008	$1.738795	$1.151311	294,536,528.920
	2007	$1.637730	$1.738795	236,639,154.510
	2006	$1.461149	$1.637730	148,725,541.889
	2005	$1.349136	$1.461149	65,226,098.604
	2004	$1.207772	$1.349136	27,821,738.453
	2003	$1.000000	$1.207772	4,238,377.358

Transamerica International Moderate Growth VP – Service Class	2009	$0.694837	$0.887090	76,356,604.593
Subaccount Inception Date May 1, 2006	2008	$1.105324	$0.694837	50,337,313.770
	2007	$1.032112	$1.105324	29,749,404.612
	2006	$1.000000	$1.032112	7,593,204.952

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.294918	$1.453604	4,662,567.878
Subaccount Inception Date May 1, 2000	2008	$1.989530	$1.294918	1,300,645.944
	2007	$1.931542	$1.989530	1,311,281.887
	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.355727	$1.780042	1,362,330.196
Subaccount Inception Date May 1, 2002	2008	$2.388425	$1.355727	981,806.749
	2007	$2.599171	$2.388425	1,439,084.822
	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.976983	$1.247187	661,930.502
Subaccount Inception Date May 1, 1997	2008	$1.584114	$0.976983	589,517.154
	2007	$1.538626	$1.584114	1,188,941.207
	2006	$1.355718	$1.538626	1,092,939.958
	2005	$1.330739	$1.355718	1,022,198.027
	2004	$1.217705	$1.330739	770,281.700
	2003	$1.000000	$1.217705	45,341.548

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.992743	$1.378751	454,071.915
Subaccount Inception Date November 18, 1996	2008	$1.599086	$0.992743	171,590.562
	2007	$1.455795	$1.599086	235,632.921
	2006	$1.451445	$1.455795	264,510.414
	2005	$1.295150	$1.451445	77,718.568
	2004	$1.205162	$1.295150	48,946.191
	2003	$1.000000	$1.205162	43,981.050

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(4)	2009	$1.024022	$1.289546	379,992.303
Subaccount Inception Date May 1, 2000	2008	$1.634710	$1.024022	352,330.547
	2007	$1.643512	$1.634710	524,882.026
	2006	$1.407373	$1.643512	544,542.379
	2005	$1.373361	$1.407373	482,201.904
	2004	$1.277605	$1.373361	352,010.862
	2003	$1.000000	$1.277605	160,828.812

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.949767	$1.376898	2,928,900.930
Subaccount Inception Date June 2, 1998	2008	$1.290857	$0.949767	892,933.206
	2007	$1.285516	$1.290857	1,203,677.394
	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171

Transamerica MFS International Equity VP – Service Class	2009	$1.305453	$1.704145	1,189,781.598
Subaccount Inception Date May 1, 2001	2008	$2.051695	$1.305453	818,822.845
	2007	$1.909198	$2.051695	1,201,922.514
	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590

Transamerica Marsico Growth VP – Service Class(3)	2009	$1.007775	$1.256800	1,295,837.350
Subaccount Inception Date May 1, 2000	2008	$1.734221	$1.007775	1,063,356.947
	2007	$1.462445	$1.734221	1,077,091.649
	2006	$1.408780	$1.462445	770,364.307
	2005	$1.318758	$1.408780	909,491.296
	2004	$1.192513	$1.318758	412,222.827
	2003	$1.000000	$1.192513	224,319.671

Transamerica PIMCO Total Return VP – Service Class	2009	$1.104986	$1.262615	33,058,967.579
Subaccount Inception Date May 1, 2002	2008	$1.154883	$1.104986	7,533,375.024
	2007	$1.075309	$1.154883	4,006,131.574
	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.060199	$1.309947	2,257,451.096
Subaccount Inception Date January 3, 1995	2008	$1.683307	$1.060199	1,719,715.583
	2007	$1.654712	$1.683307	2,223,644.655
	2006	$1.412035	$1.654712	2,068,508.205
	2005	$1.377884	$1.412035	2,331,695.210
	2004	$1.218401	$1.377884	1,501,483.293
	2003	$1.000000	$1.218401	333,034.612

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.941301	$1.327964	1,459,823.242
Subaccount Inception Date January 3, 1995	2008	$1.658397	$0.941301	1,011,552.156
	2007	$1.532844	$1.658397	1,466,805.928
	2006	$1.372412	$1.532844	1,427,772.500
	2005	$1.312796	$1.372412	1,100,625.518
	2004	$1.213849	$1.312796	776,325.853
	2003	$1.000000	$1.213849	223,091.179

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.091873	$1.491012	1,943,334.850
Subaccount Inception Date May 1, 2000	2008	$1.739305	$1.091873	1,120,769.163
	2007	$1.612498	$1.739305	1,572,388.900
	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588

Transamerica Templeton Global VP – Service Class(6)	2009	$0.845780	$1.067419	3,911,063.375-
Subaccount Inception Date October 9, 2000	2008	$1.524962	$0.845780	872,650.374
	2007	$1.343616	$1.524962	1,146,763.113
	2006	$1.149052	$1.343616	982,596.541
	2005	$1.085463	$1.149052	654,691.763
	2004	$1.207910	$1.085463	456,665.621
	2003	$1.000000	$1.207910	18,827.837

Transamerica Efficient Markets VP - Service Class	2009	$1.037124	$1.206694	4,211,338.322
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	42,175.987

Transamerica Balanced VP – Service Class(7)	2009	$1.024219	$1.273336	8,947,670.520
Subaccount Inception Date May 1, 2002	2008	$1.538844	$1.024219	4,160,633.612
	2007	$1.375028	$1.538844	2,599,370.159
	2006	$1.280899	$1.375028	1,680,526.905
	2005	$1.203735	$1.280899	667,823.645
	2004	$1.099798	$1.203735	407,350.144
	2003	$1.000000	$1.099798	20,912.321

Transamerica Convertible Securities VP – Service Class	2009	$1.045137	$1.353255	1,564,842.545
Subaccount Inception Date May 1, 2002	2008	$1.680554	$1.045137	993,869.551
	2007	$1.439300	$1.680554	1,739,190.289
	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.034414	$1.316212	2,018,876.949
Subaccount Inception Date May 1, 2000	2008	$1.946886	$1.034414	1,671,364.877
	2007	$1.699640	$1.946886	2,760,474.333
	2006	$1.588512	$1.699640	3,169,790.211
	2005	$1.383835	$1.588512	2,180,228.471
	2004	$1.212483	$1.383835	1,528,948.358
	2003	$1.000000	$1.212483	114,053.236

Transamerica Growth Opportunities VP – Service Class	2009	$1.203994	$1.622576	454,290.699
Subaccount Inception Date May 1, 2001	2008	$2.069592	$1.203994	273,347.798
	2007	$1.708229	$2.069592	428,146.054
	2006	$1.649588	$1.708229	454,971.673
	2005	$1.441358	$1.649588	618,414.404
	2004	$1.253265	$1.441358	363,676.962
	2003	$1.000000	$1.253265	40,998.617

Transamerica Money Market VP – Service Class	2009	$1.078019	$1.064264	37,051,237.111
Subaccount Inception Date April 8, 1991	2008	$1.068957	$1.078019	37,873,525.060
	2007	$1.033653	$1.068957	13,919,900.533
	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(6)	2009	$0.916649	$1.428719	1,000,855.680
Subaccount Inception Date May 1, 2001	2008	$1.816297	$0.916649	232,567.826
	2007	$1.388698	$1.816297	371,453.439
	2006	$1.396058	$1.388698	274,505.460
	2005	$1.388348	$1.396058	257,130.481
	2004	$1.307629	$1.388348	246,949.090
	2003	$1.000000	$1.307629	90,827.467

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.662697	$0.934838	1,889,738.740
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.662697	735,659.054

Transamerica U.S. Government Securities VP – Service Class		$1.148918	$1.181779	19,729,524.018
Subaccount Inception Date May 9, 1994	2008	$1.083556	$1.148918	7,672,233.957
	2007	$1.037718	$1.083556	2,550,917.315
	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845

Transamerica Value Balanced VP – Service Class	2009	$0.716378	$0.870860	5,695,939.378
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716378	2,061,904.839

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	27,060,609.813
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	4,835,684.816

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	67,710,656.191
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	11,937,845.877

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.402810	$1.740389	1,398,385.819
Subaccount Inception Date April 8, 1991	2008	$2.331513	$1.402810	1,374,057.971
	2007	$2.049025	$2.331513	1,448,884.282
	2006	$1.684932	$2.049025	1,143,499.212
	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.919121	$1.316406	2,334,552.269
Subaccount Inception Date April 8, 1991	2008	$1.611051	$0.919121	189,874.668
	2007	$1.498128	$1.611051	308,237.551
	2006	$1.378817	$1.498128	262,350.090
	2005	$1.279936	$1.378817	186,818.696
	2004	$1.152270	$1.279936	92,505.295
	2003	$1.000000	$1.152270	5,422.785

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.919274	$1.453041	1,042,276.981
Subaccount Inception Date May 1, 2001	2008	$1.738726	$0.919274	462,241.581
	2007	$1.441000	$1.738726	546,676.476
	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.148918	$1.181779	40,956,880.424
Subaccount Inception Date November 3, 2003	2008	$1.083556	$1.148918	66,111,191.274
	2007	$1.037718	$1.083556	2,617,119.068
	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.602185	$0.878240	7,519,795.423
Subaccount Inception Date May 1, 2002	2008	$1.268385	$0.602185	7,499,450.980
	2007	$1.267676	$1.268385	8,786,429.648
	2006	$1.136976	$1.267676	10,118,934.734
	2005	$1.092421	$1.136976	11,596,463.091
	2004	$0.998447	$1.092421	11,811,628.055
	2003	$0.758797	$0.998447	11,661,321.775
	2002	$1.000000	$0.758797	6,110,740.785

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.745125	$0.887962	2,118,646.379
Subaccount Inception Date May 1, 2002	2008	$1.315674	$0.745125	1,937,603.025
	2007	$1.192910	$1.315674	2,277,514.457
	2006	$1.139348	$1.192910	3,188,936.507
	2005	$1.062933	$1.139348	3,379,073.374
	2004	$1.012659	$1.062933	3,254,654.809
	2003	$0.794074	$1.012659	3,573,679.805
	2002	$1.000000	$0.794074	1,752,165.768

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013273	$1.242394	4,221,944.017
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	148,500.199

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.816323	$0.969833	4,965,377.972
Subaccount Inception Date May 1, 2001	2008	$1.394446	$0.816323	5,052,612.187
	2007	$1.347197	$1.394446	6,312,245.275
	2006	$1.166530	$1.347197	7,213,805.049
	2005	$1.129734	$1.166530	8,102,946.374
	2004	$1.028983	$1.129734	8,008,712.975
	2003	$0.788553	$1.028983	9,102,047.480
	2002	$1.000000	$0.788553	5,408,750.825

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.755948	$1.023151	1,992,785.972
Subaccount Inception Date May 1, 2001	2008	$1.272565	$0.755948	1,843,198.617
	2007	$1.134725	$1.272565	2,073,887.876
	2006	$1.156857	$1.134725	2,138,371.008
	2005	$1.020390	$1.156857	2,615,952.695
	2004	$0.954070	$1.020390	2,627,983.119
	2003	$0.783412	$0.954070	2,948,952.678
	2002	$1.000000	$0.783412	1,718,231.303

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666486	$0.910073	11,521,877.756
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666486	4,250,046.051

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.031203	$1.379022	24,451,878.411
Subaccount Inception Date May 1, 2000	2008	$1.822872	$1.031203	24,614,927.369
	2007	$1.574294	$1.822872	27,505,994.164
	2006	$1.431098	$1.574294	27,156,105.571
	2005	$1.242763	$1.431098	27,480,921.534
	2004	$1.093234	$1.242763	24,897,024.657
	2003	$0.863856	$1.093234	22,112,800.202
	2002	$1.000000	$0.863856	11,668,555.849

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.804068	$1.030945	7,678,062.704
Subaccount Inception Date May 1, 2000	2008	$1.424382	$0.804068	8,876,574.766
	2007	$1.424871	$1.424382	10,293,023.392
	2006	$1.203501	$1.424871	11,482,372.441
	2005	$1.154787	$1.203501	10,433,605.172
	2004	$1.051697	$1.154787	10,453,433.316
	2003	$0.819327	$1.051697	10,280,521.184
	2002	$1.000000	$0.819327	5,651,940.012

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.706947	$0.893030	5,384,954.426
Subaccount Inception Date May 1, 2001	2008	$1.359202	$0.706947	5,811,903.962
	2007	$1.087133	$1.359202	6,438,109.837
	2006	$1.033325	$1.087133	5,647,323.921
	2005	$0.992121	$1.033325	6,499,897.957
	2004	$0.974625	$0.992121	6,585,516.465
	2003	$0.744894	$0.974625	6,731,308.053
	2002	$1.000000	$0.744894	4,073,699.598

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.264573	$1.744598	17,477,081.788
Subaccount Inception Date May 1, 2000	2008	$2.121232	$1.264573	19,408,109.781
	2007	$1.863182	$2.121232	23,044,181.609
	2006	$1.679083	$1.863182	26,618,079.253
	2005	$1.441197	$1.679083	28,727,005.111
	2004	$1.171204	$1.441197	26,682,337.463
	2003	$0.858157	$1.171204	23,855,787.404
	2002	$1.000000	$0.858157	12,764,575.784

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.757994	$1.175913	10,628,631.887
Subaccount Inception Date May 1, 2002	2008	$1.576332	$0.757994	10,938,477.475
	2007	$1.514528	$1.576332	13,499,528.044
	2006	$1.322459	$1.514528	13,985,545.180
	2005	$1.307865	$1.322459	15,396,904.960
	2004	$1.163843	$1.307865	15,741,726.066
	2003	$0.749188	$1.163843	14,207,220.608
	2002	$1.000000	$0.749188	5,912,035.834

Franklin Income Securities Fund – Class 2	2009	$0.674255	$0.902535	7,116,425.353
Subaccount Inception Date May 1, 2007	2008	$0.971026	$0.674255	3,765,983.340
	2007	$1.000000	$0.971026	1,368,292.398

Mutual Shares Securities Fund – Class 2	2009	$0.599127	$0.745500	2,692,336.081
Subaccount Inception Date May 1, 2007	2008	$0.965072	$0.599127	1,827,473.255
	2007	$1.000000	$0.965072	1,167,861.306

Templeton Foreign Securities Fund – Class 2	2009	$0.629608	$0.851754	5,617,088.560
Subaccount Inception Date May 1, 2007	2008	$1.069777	$0.629608	2,037,897.266
	2007	$1.000000	$1.069777	2,122,060.123

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990582	$1.269985	10,488,197.085
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	220,501.472

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.039335	$1.481994	2,096,105.807
Subaccount Inception Date October 9, 2000	2008	$1.875424	$1.039335	2,733,611.075
	2007	$1.560633	$1.875424	2,635,987.725
	2006	$1.395231	$1.560633	2,263,975.375
	2005	$1.261578	$1.395231	2,809,767.324
	2004	$1.060809	$1.261578	2,797,124.666
	2003	$0.797389	$1.060809	1,927,892.641
	2002	$1.000000	$0.797389	897,151.622

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.702245	$0.952525	5,817,755.811
Subaccount Inception Date October 9, 2000	2008	$1.288974	$0.702245	4,673,405.507
	2007	$1.194022	$1.288974	6,165,727.921
	2006	$1.025549	$1.194022	5,835,042.204
	2005	$0.984054	$1.025549	5,595,766.044
	2004	$0.953700	$0.984054	6,684,859.585
	2003	$0.781122	$0.953700	7,272,200.735
	2002	$1.000000	$0.781122	4,008,647.324

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2009	$0.719371	$1.156972	4,175,843.644
Subaccount Inception Date May 1, 2002	2008	$1.204962	$0.719371	3,049,809.212
	2007	$1.193842	$1.204962	3,776,005.975
	2006	$1.070861	$1.193842	4,667,626.939
	2005	$1.032777	$1.070861	5,253,741.581
	2004	$0.985079	$1.032777	6,302,966.133
	2003	$0.747860	$0.985079	5,459,725.240
	2002	$1.000000	$0.747860	2,385,265.732

MFS ® Total Return Series – Service Class	2009	$1.012358	$1.176500	10,354,170.872
Subaccount Inception Date May 1, 2002	2008	$1.320266	$1.012358	11,012,129.048
	2007	$1.286878	$1.320266	13,999,467.548
	2006	$1.167818	$1.286878	16,903,039.796
	2005	$1.153001	$1.167818	16,655,289.704
	2004	$1.052023	$1.153001	16,582,900.478
	2003	$0.918659	$1.052023	14,871,064.299
	2002	$1.000000	$0.918659	7,312,399.793

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.871172	$1.032645	3,338,285.328
Subaccount Inception Date May 1, 2001	2008	$1.396009	$0.871172	3,701,344.601
	2007	$1.430194	$1.396009	4,675,396.435
	2006	$1.210492	$1.430194	5,300,356.527
	2005	$1.177364	$1.210492	5,438,975.647
	2004	$1.047037	$1.177364	5,900,680.878
	2003	$0.823545	$1.047037	5,785,961.972
	2002	$1.000000	$0.823545	3,502,739.824

Transamerica Asset Allocation - Conservative VP – Initial Class	2009	$1.081182	$1.336542	33,285,129.742
Subaccount Inception Date May 1, 2002	2008	$1.389635	$1.081182	38,311,729.083
	2007	$1.323313	$1.389635	35,353,030.814
	2006	$1.224786	$1.323313	33,568,769.961
	2005	$1.179538	$1.224786	4,845,196.492
	2004	$1.089116	$1.179538	37,191,943.531
	2003	$0.897589	$1.089116	36,517,743.166
	2002	$1.000000	$0.897589	11,591,534.581

Transamerica Asset Allocation - Growth VP – Initial Class	2009	$0.940202	$1.204883	32,904,624.667
Subaccount Inception Date May 1, 2002	2008	$1.577851	$0.940202	35,094,527.217
	2007	$1.483425	$1.577851	37,071,971.303
	2006	$1.299672	$1.483425	38,593,858.260
	2005	$1.172954	$1.299672	7,722,449.747
	2004	$1.040631	$1.172954	35,638,365.532
	2003	$0.805934	$1.040631	31,502,546.337
	2002	$1.000000	$0.805934	16,272,593.291

Transamerica Asset Allocation - Moderate VP – Initial Class	2009	$1.070860	$1.336224	60,752,838.246
Subaccount Inception Date May 1, 2002	2008	$1.465301	$1.070860	69,575,753.680
	2007	$1.375068	$1.465301	80,249,022.691
	2006	$1.249478	$1.375068	83,524,651.950
	2005	$1.177978	$1.249478	87,759,205.543
	2004	$1.071274	$1.177978	91,407,207.159
	2003	$0.869075	$1.071274	88,673,069.395
	2002	$1.000000	$0.869075	32,222,771.028

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.018489	$1.288538	61,833,926.968
Subaccount Inception Date May 1, 2002	2008	$1.534546	$1.018489	71,844,448.277
	2007	$1.441971	$1.534546	85,213,786.524
	2006	$1.283146	$1.441971	91,934,977.451
	2005	$1.182586	$1.283146	88,286,740.990
	2004	$1.055085	$1.182586	84,971,259.854
	2003	$0.840459	$1.055085	82,297,814.431
	2002	$1.000000	$0.840459	33,222,409.887

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.079149	$1.214338	16,697,064.979
Subaccount Inception Date May 1, 2000	2008	$1.653630	$1.079149	7,097,851.402
	2007	$1.600985	$1.653630	8,102,373.576
	2006	$1.387034	$1.600985	9,839,016.275
	2005	$1.211837	$1.387034	9,042,512.929
	2004	$1.037373	$1.211837	8,548,256.467
	2003	$0.809708	$1.037373	8,393,194.099
	2002	$1.000000	$0.809708	6,281,486.623

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.348011	$1.775400	4,710,271.599
Subaccount Inception Date May 1, 2002	2008	$2.370020	$1.348011	5,217,285.173
	2007	$2.573569	$2.370020	6,444,733.551
	2006	$1.832327	$2.573569	9,212,607.517
	2005	$1.635687	$1.832327	9,101,486.835
	2004	$1.247170	$1.635687	10,005,326.359
	2003	$0.930745	$1.247170	9,516,098.300
	2002	$1.000000	$0.930745	4,809,430.292

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.830889	$1.062934	5,749,342.506
Subaccount Inception Date May 1, 1997	2008	$1.343558	$0.830889	5,164,152.216
	2007	$1.302033	$1.343558	6,131,938.115
	2006	$1.143780	$1.302033	7,716,571.499
	2005	$1.119870	$1.143780	8,160,708.932
	2004	$1.021871	$1.119870	8,538,019.843
	2003	$0.802779	$1.021871	8,381,439.794
	2002	$1.000000	$0.802779	4,217,770.414

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.798516	$1.111472	1,930,170.088
Subaccount Inception Date November 18, 1996	2008	$1.284175	$0.798516	1,570,022.402
	2007	$1.166632	$1.284175	1,807,781.324
	2006	$1.159008	$1.166632	2,327,618.058
	2005	$1.031770	$1.159008	2,434,902.576
	2004	$0.957795	$1.031770	2,921,263.309
	2003	$0.753450	$0.957795	2,719,519.105
	2002	$1.000000	$0.753450	1,582,638.959

Transamerica Focus VP – Initial Class(4)	2009	$0.832433	$1.051095	7,615,461.148
Subaccount Inception Date May 1, 2000	2008	$1.325226	$0.832433	8,395,666.187
	2007	$1.328787	$1.325226	9,787,922.493
	2006	$1.135338	$1.328787	11,358,368.261
	2005	$1.105003	$1.135338	12,120,466.275
	2004	$1.025659	$1.105003	12,790,293.877
	2003	$0.768745	$1.025659	12,437,980.172
	2002	$1.000000	$0.768745	8,348,762.046

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.018657	$1.480603	7,788,419.684
Subaccount Inception Date June 2, 1998	2008	$1.379583	$1.018657	6,218,703.232
	2007	$1.372181	$1.379583	7,721,488.366
	2006	$1.252826	$1.372181	10,873,753.481
	2005	$1.246462	$1.252826	10,523,414.926
	2004	$1.150343	$1.246462	14,024,046.975
	2003	$0.989712	$1.150343	13,376,541.310
	2002	$1.000000	$0.989712	4,756,359.190

Transamerica MFS International Equity VP – Initial Class	2009	$1.029702	$1.348706	8,987,606.149
Subaccount Inception Date May 1, 2001	2008	$1.612043	$1.029702	10,366,394.522
	2007	$1.496170	$1.612043	12,684,436.918
	2006	$1.231481	$1.496170	14,053,534.480
	2005	$1.105264	$1.231481	13,485,906.634
	2004	$0.979225	$1.105264	13,179,697.354
	2003	$0.791709	$0.979225	13,367,701.243
	2002	$1.000000	$0.791709	4,394,827.717

Transamerica Marsico Growth VP – Initial Class(3)	2009	$1.021904	$1.277479	1,139,506.404
Subaccount Inception Date May 1, 2000	2008	$1.753052	$1.021904	1,193,679.792
	2007	$1.475008	$1.753052	1,613,376.056
	2006	$1.418087	$1.475008	1,551,356.330
	2005	$1.322924	$1.418087	1,653,425.028
	2004	$1.193911	$1.322924	814,270.659
	2003	$1.000000	$1.193911	790,541.253

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.206188	$1.381646	32,214,383.308
Subaccount Inception Date May 1, 2002	2008	$1.257002	$1.206188	26,140,138.638
	2007	$1.168829	$1.257002	27,436,676.954
	2006	$1.136148	$1.168829	28,043,393.292
	2005	$1.124682	$1.136148	28,041,749.172
	2004	$1.090330	$1.124682	28,153,142.242
	2003	$1.052874	$1.090330	30,354,076.336
	2002	$1.000000	$1.052874	16,193,915.182

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.919503	$1.138448	15,677,800.546
Subaccount Inception Date January 3, 1995	2008	$1.454816	$0.919503	18,721,357.023
	2007	$1.426503	$1.454816	22,674,220.790
	2006	$1.214671	$1.426503	24,699,385.848
	2005	$1.181867	$1.214671	27,600,491.364
	2004	$1.042793	$1.181867	29,728,764.275
	2003	$0.841110	$1.042793	29,182,155.799
	2002	$1.000000	$0.841110	15,052,753.799

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.828338	$1.171869	10,526,670.664
Subaccount Inception Date January 3, 1995	2008	$1.456316	$0.828338	11,727,252.649
	2007	$1.342311	$1.456316	13,022,956.442
	2006	$1.199234	$1.342311	14,500,756.473
	2005	$1.144273	$1.199234	14,839,893.375
	2004	$1.055194	$1.144273	15,676,491.871
	2003	$0.817448	$1.055194	15,396,403.641
	2002	$1.000000	$0.817448	8,100,585.720

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.854110	$1.169467	9,886,226.010
Subaccount Inception Date May 1, 2000	2008	$1.357315	$0.854110	10,413,685.113
	2007	$1.254498	$1.357315	12,176,230.071
	2006	$1.226760	$1.254498	14,935,659.313
	2005	$1.123465	$1.226760	17,380,789.319
	2004	$1.031215	$1.123465	17,771,138.129
	2003	$0.744044	$1.031215	17,595,030.522
	2002	$1.000000	$0.744044	7,877,697.272

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.878472	$1.112797	10,191,351.411
Subaccount Inception Date October 9, 2000	2008	$1.579962	$0.878472	1,093,666.951
	2007	$1.388874	$1.579962	1,523,435.697
	2006	$1.184338	$1.388874	1,400,813.221
	2005	$1.116318	$1.184338	1,309,867.085
	2004	$1.033137	$1.116318	746,039.782
	2003	$0.825826	$1.033137	737,723.121
	2002	$1.000000	$0.825826	157,820.345

Transamerica Balanced VP – Initial Class(7)	2009	$0.997234	$1.243310	3,717,824.184
Subaccount Inception Date May 1, 2002	2008	$1.494481	$0.997234	3,982,852.592
	2007	$1.332696	$1.494481	4,593,517.105
	2006	$1.237092	$1.332696	5,115,987.831
	2005	$1.160714	$1.237092	5,476,218.898
	2004	$1.057833	$1.160714	5,714,999.763
	2003	$0.940839	$1.057833	5,869,327.851
	2002	$1.000000	$0.940839	3,101,509.323

Transamerica Convertible Securities VP – Initial Class	2009	$1.032458	$1.338197	3,548,764.380
Subaccount Inception Date May 1, 2002	2008	$1.656873	$1.032458	4,082,376.311
	2007	$1.414865	$1.656873	4,911,544.021
	2006	$1.292368	$1.414865	4,703,039.626
	2005	$1.260191	$1.292368	4,187,277.851
	2004	$1.127956	$1.260191	4,282,977.249
	2003	$0.923984	$1.127956	3,726,360.391
	2002	$1.000000	$0.923984	919,309.231

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.942915	$1.202573	12,156,718.618
Subaccount Inception Date May 1, 2000	2008	$1.769136	$0.942915	13,655,065.789
	2007	$1.541267	$1.769136	15,791,920.383
	2006	$1.436101	$1.541267	18,941,437.202
	2005	$1.248282	$1.436101	17,697,428.114
	2004	$1.091940	$1.248282	17,919,485.788
	2003	$0.842931	$1.091940	12,900,294.843
	2002	$1.000000	$0.842931	5,140,665.249

Transamerica Growth Opportunities VP – Initial Class	2009	$0.997481	$1.347642	3,772,264.855
Subaccount Inception Date May 1, 2001	2008	$1.710005	$0.997481	4,327,635.220
	2007	$1.407439	$1.710005	5,369,790.224
	2006	$1.356483	$1.407439	6,508,771.188
	2005	$1.182204	$1.356483	8,161,061.219
	2004	$1.026868	$1.182204	8,522,199.657
	2003	$0.792775	$1.026868	5,872,812.390
	2002	$1.000000	$0.792775	2,847,006.076

104

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2009	$1.090459	$1.077875	24,877,409.404
Subaccount Inception Date April 8, 1991	2008	$1.078853	$1.090459	39,025,471.512
	2007	$1.040621	$1.078853	18,656,502.983
	2006	$1.006491	$1.040621	16,222,443.124
	2005	$0.990971	$1.006491	14,722,362.804
	2004	$0.993896	$0.990971	13,634,299.438
	2003	$0.999405	$0.993896	18,683,018.636

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.758555	$1.181397	2,019,652.144
Subaccount Inception Date May 1, 2001	2008	$1.494887	$0.758555	2,077,659.271
	2007	$1.140761	$1.494887	2,562,697.917
	2006	$1.144051	$1.140761	2,341,438.727
	2005	$1.135476	$1.144051	3,183,922.385
	2004	$1.064476	$1.135476	3,965,978.362
	2003	$0.714332	$1.064476	2,431,656.546
	2002	$1.000000	$0.714332	806,633.202

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.269378	$1.794580	735,668.019
Subaccount Inception Date May 4, 1993	2008	$2.174658	$1.269378	926,558.244
	2007	$1.766142	$2.174658	1,112,463.422
	2006	$1.515446	$1.766142	1,378,002.325
	2005	$1.351774	$1.515446	1,635,713.730
	2004	$1.176997	$1.351774	1,676,714.069
	2003	$0.624786	$1.176997	1,865,725.888
	2002	$1.000000	$0.624786	1,856,271.192

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.237053	$1.275736	9,441,322.483
Subaccount Inception Date May 9, 1994	2008	$1.163996	$1.237053	9,826,093.272
	2007	$1.111955	$1.163996	8,446,089.093
	2006	$1.090697	$1.111955	8,392,560.059
	2005	$1.080729	$1.090697	8,714,101.007
	2004	$1.059877	$1.080729	9,186,050.220
	2003	$1.042912	$1.059877	11,648,287.297
	2002	$1.000000	$1.042912	8,143,202.124

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.167904	$1.451334	7,419,352.001
Class(9)	2008	$1.934279	$1.167904	7,454,721.700
Subaccount Inception Date April 8, 1991	2007	$1.695068	$1.934279	9,524,973.415
	2006	$1.390238	$1.695068	8,760,868.777
	2005	$1.237571	$1.390238	6,963,291.861
	2004	$1.080388	$1.237571	4,760,145.019
	2003	$0.824046	$1.080388	3,738,017.176
	2002	$1.000000	$0.824046	2,057,276.915

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.843426	$1.210691	8,048,674.440
Subaccount Inception Date April 8, 1991	2008	$1.475270	$0.843426	2,191,967.370
	2007	$1.368013	$1.475270	2,509,060.337
	2006	$1.255965	$1.368013	2,973,607.779
	2005	$1.162777	$1.255965	3,362,791.418
	2004	$1.044706	$1.162777	3,232,591.584
	2003	$0.874009	$1.044706	3,425,841.420
	2002	$1.000000	$0.874009	2,183,386.377

105

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.715572	$1.134188	3,845,902.437
Subaccount Inception Date May 1, 2001	2008	$1.349671	$0.715572	4,266,939.392
	2007	$1.115871	$1.349671	5,083,737.724
	2006	$1.028462	$1.115871	5,887,913.652
	2005	$0.968672	$1.028462	6,510,394.300
	2004	$0.915881	$0.968672	7,103,942.077
	2003	$0.723956	$0.915881	8,016,102.927
	2002	$1.000000	$0.723956	5,192,990.450

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989787	$1.008398	269,768.174

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000908	$0.994105	256,270.891

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986811	$1.008648	58,438.637

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986490	$1.003254	191,615.659

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982921	$0.980758	30,877.106

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988819	$1.004036	109,575.284

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204759	28,085,032.124

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.208532	6,901,863.972

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	1,489,678.959

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	478,314.477

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	600,255.250

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	1,111,447.302

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	835,274.537

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.022659	359,995.981

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	361,705.450

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	5,542,137.295

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	103,643.050

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	176,781.532

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985164	$1.029886	61,107.107

106

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.563085	355,021.819

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.794182	$0.941857	1,050,615.382
Subaccount Inception Date May 1, 2001	2008	$1.272009	$0.794182	1,556,486.554
	2007	$1.302518	$1.272009	2,724,494.769
	2006	$1.101883	$1.302518	3,307,123.013
	2005	$1.071206	$1.101883	3,622,823.440
	2004	$0.952152	$1.071206	3,690,993.234
	2003	$0.748541	$0.952152	4,033,385.761
	2002	$0.940149	$0.748541	4,169,280.836
	2001	$1.000000	$0.940149	599,992

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.084764	$1.341624	7,543,940.535
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	8,647,551.535
	2007	$1.326374	$1.393535	6,358,499.510
	2006	$1.227011	$1.326374	4,017,609.120
	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
	2002	$1.000000	$0.897884	3,595,369.606

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.943304	$1.209469	6,537,539.009
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	7,558,510.553
	2007	$1.486851	$1.582269	8,571,362.778
	2006	$1.302034	$1.486851	8,544,356.121
	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
	2002	$1.000000	$0.806199	2,047,522.990

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.074425	$1.341335	12,727,172.376
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	13,595,291.737
	2007	$1.378257	$1.469438	11,238,815.145
	2006	$1.251752	$1.378257	10,919,291.356
	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
	2002	$1.000000	$0.806199	5,390,194.080

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.021885	$1.293468	14,986,491.047
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	15,673,930.650
	2007	$1.445324	$1.538888	21,741,455.856
	2006	$1.285492	$1.445324	21,707,876.799
	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590
	2002	$1.000000	$0.840747	6,980,994.155

Transamerica International Moderate Growth VP – Service Class	2009	$0.695766	$0.888717	568,218.571
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	589,076.816
	2007	$1.032458	$1.106246	456,514,352
	2006	$1.000000	$1.032458	300,618.870

107

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.070125	$1.204776	7,623,927.116
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	3,328,197.582
	2007	$1.586029	$1.638984	3,833,718.200
	2006	$1.373411	$1.586029	4,798,823.360
	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
	2002	$0.944875	$0.800587	6,009,670.998
	2001	$1.000000	$0.944875	1,148,363

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.352468	$1.782147	1,223,920.007
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	1,352,498.432
	2007	$2.579503	$2.376670	1,937,967.231
	2006	$1.835653	$2.579503	2,357,160.739
	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
	2002	$1.000000	$0.931052	792,281.812

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.695084	$0.889633	5,783,261.087
Subaccount Inception Date May 1, 1997	2008	$1.123403	$0.695084	6,758,552.569
	2007	$1.088148	$1.123403	8,238,516.810
	2006	$0.955422	$1.088148	9,104,814.749
	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
	2002	$0.899067	$0.669596	8,837,569.202
	2001	$1.000000	$0.899067	1,570,997

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.634782	$0.884015	1,262,749.349
Subaccount Inception Date November 18, 1996	2008	$1.020357	$0.634782	1,354,610.758
	2007	$0.926507	$1.020357	1,416,143.274
	2006	$0.919997	$0.926507	1,711,857.746
	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478
	2002	$0.873072	$0.597188	1,555,208.654
	2001	$1.000000	$0.873072	71,947

Transamerica Focus VP – Initial Class(4)	2009	$0.764045	$0.965218	4,294,821.382
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	5,525,735.050
	2007	$1.218398	$1.215742	6,640,710.672
	2006	$1.040511	$1.218398	8,196,089.851
	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400
	2002	$0.946133	$0.703500	14,674,763.084
	2001	$1.000000	$0.946133	2,686,656

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.020431	$1.483913	4,092,068.506
Subaccount Inception Date June 1, 1998	2008	$1.381306	$1.020431	3,833,075.651
	2007	$1.373205	$1.381306	4,894,549.627
	2006	$1.253150	$1.373205	6,077,620.515
	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
	2002	$0.980546	$0.988505	6,412,066.542
	2001	$1.000000	$0.980546	693,088

108

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2009	$0.837955	$1.098102	2,941,447.496
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	3,521,199.814
	2007	$1.216347	$1.311199	4,747,399.718
	2006	$1.000666	$1.216347	6,251,646.869
	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
	2002	$0.834029	$0.642367	3,121,699.941
	2001	$1.000000	$0.834029	99,773

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.692121	$0.865639	1,676,138.411
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	2,007,851.341
	2007	$0.998009	$1.186728	1,951,232.971
	2006	$0.959028	$0.998009	1,866,008.770
	2005	$0.894235	$0.959028	2,045,051.710
	2004	$0.806626	$0.894235	1,932,459.058
	2003	$0.646422	$0.806626	1,918,783.281
	2002	$0.884268	$0.646422	2,233,806.587
	2001	$1.000000	$0.884268	446,850

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.210180	$1.386905	6,904,300.326
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	5,333,905.533
	2007	$1.171534	$1.260541	4,524,612.035
	2006	$1.138214	$1.171534	4,927,679.130
	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
	2002	$1.000000	$1.053222	4,642,514.217

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.933660	$1.156556	8,569,292.678
Subaccount Inception Date January 3, 1995	2008	$1.476501	$0.933660	11,213,829.803
	2007	$1.447058	$1.476501	14,169,197.325
	2006	$1.231572	$1.447058	16,933,107.324
	2005	$1.197716	$1.231572	18,161,067.730
	2004	$1.056260	$1.197716	20,062,706.189
	2003	$0.851550	$1.056260	18,049,233.652
	2002	$0.988919	$0.851550	16,419,150.168
	2001	$1.000000	$0.988919	2,560,451

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.724573	$1.025585	4,189,416.746
Subaccount Inception Date January 3, 1995	2008	$1.273242	$0.724573	5,058,649.141
	2007	$1.172985	$1.273242	6,144,294.971
	2006	$1.047441	$1.172985	6,447,837.501
	2005	$0.998938	$1.047441	6,974,854.191
	2004	$0.920713	$0.998938	7,038,510.376
	2003	$0.712910	$0.920713	6,450,436.224
	2002	$0.935195	$0.712910	6,936,915.525
	2001	$1.000000	$0.935195	1,845,115

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.789781	$1.081922	3,408,196.303
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	4,124,402.825
	2007	$1.158869	$1.254462	5,069,996.039
	2006	$1.132689	$1.158869	6,090,222.616
	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109
	2002	$0.955974	$0.685942	8,366,242.633
	2001	$1.000000	$0.955974	819,954

109

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(6)	2009	$0.762491	$0.966350	3,689,093.528
Subaccount Inception Date October 9, 2000	2008	$1.370681	$0.762491	550,837.951
	2007	$1.204306	$1.370681	797,132.581
	2006	$1.026448	$1.204306	825,623.289
	2005	$0.967022	$1.026448	781,545.795
	2004	$0.894511	$0.967022	807,797.324
	2003	$0.714658	$0.894511	694,332.502
	2002	$0.921911	$0.714658	464,436.993
	2001	$1.000000	$0.921911	66,629

Transamerica Balanced VP – Initial Class(7)	2009	$1.000543	$1.248058	344,599.806
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	415,036.780
	2007	$1.335781	$1.498683	387,058.651
	2006	$1.239342	$1.335781	410,168.435
	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971
	2002	$1.000000	$0.941146	500,674.668

Transamerica Convertible Securities VP – Initial Class	2009	$1.035882	$1.343302	762,827.737
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	733,236.260
	2007	$1.418146	$1.661544	1,159,886.289
	2006	$1.294720	$1.418146	799,188.121
	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
	2002	$1.000000	$0.924287	165,972.968

Transamerica WMC Diversified Growth VP – Initial Class (8)	2009	$0.751847	$0.959353	9,406,811.699
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	10,646,505.830
	2007	$1.227724	$1.409942	12,801,773.320
	2006	$1.143396	$1.227724	15,355,936.855
	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
	2002	$0.872609	$0.670137	10,730,370.217
	2001	$1.000000	$0.872609	1,706,383

Transamerica Growth Opportunities VP – Initial Class	2009	$1.184124	$1.600591	1,736,890.031
Subaccount Inception Date May 1, 2001	2008	$2.028961	$1.184124	1,979,733.233
	2007	$1.669130	$2.028961	2,364,774.723
	2006	$1.607904	$1.669130	3,001,871.851
	2005	$1.400632	$1.607904	3,840,504.288
	2004	$1.215991	$1.400632	4,254,712.287
	2003	$0.938318	$1.215991	2,097,370.259
	2002	$1.108736	$0.938318	2,610,644.110
	2001	$1.000000	$1.108736	235,465

Transamerica Money Market VP – Initial Class	2009	$1.107014	$1.094790	8,420,583.580
Subaccount Inception Date April 8, 1991	2008	$1.094695	$1.107014	14,363,188.138
	2007	$1.055380	$1.094695	8,511,854.762
	2006	$1.020274	$1.055380	6,589,430.242
	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
	2002	$1.011385	$1.011588	13,933,850.525
	2001	$1.000000	$1.011385	4,074,448

110

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(6)	2009	$0.504308	$0.785809	1,497,890.031
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	1,357,797.515
	2007	$0.757657	$0.993336	1,866,022.708
	2006	$0.759472	$0.757657	1,937,910.462
	2005	$0.753409	$0.759472	2,358,115.759
	2004	$0.705945	$0.753409	3,146,312.611
	2003	$0.473501	$0.705945	3,515,104.554
	2002	$0.774757	$0.473501	1,730,930.201
	2001	$1.000000	$0.774757	182,307

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.192595	$1.686857	7,634,988.171
Subaccount Inception Date May 4, 1993	2008	$2.042093	$1.192595	9,476,904.457
	2007	$1.657650	$2.042093	11,349,372.381
	2006	$1.421656	$1.657650	14,465,154.968
	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602
	2002	$0.978906	$0.585256	18,748,751.363
	2001	$1.000000	$0.978906	3,580,567

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.263925	$1.304088	6,011,581.969
Subaccount Inception Date May 13, 1994	2008	$1.188702	$1.263925	8,037,043.832
	2007	$1.134988	$1.188702	8,787,346.304
	2006	$1.112738	$1.134988	10,295,986.028
	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984
	2002	$1.016603	$1.062441	15,577,968.614
	2001	$1.000000	$1.016603	1,597,578

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$0.967802	$1.203254	3,639,852.715
Class(9)	2008	$1.602061	$0.967802	4,675,082.851
Subaccount Inception Date April 8, 1991	2007	$1.403238	$1.602061	5,883,226.534
	2006	$1.150322	$1.403238	5,406,989.603
	2005	$1.023500	$1.150322	5,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
	2002	$0.830259	$0.680836	2,803,079.765
	2001	$1.000000	$0.830259	361,293

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.771208	$1.107576	6,325,940.817
Subaccount Inception Date April 8, 1991	2008	$1.348278	$0.771208	3,988,563.769
	2007	$1.249638	$1.348278	4,688,483.877
	2006	$1.146722	$1.249638	5,553,274.298
	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
	2002	$0.964813	$0.796805	6,862,818.260
	2001	$1.000000	$0.964813	628,831

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.528867	$0.838670	2,995,825.830
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	3,179,743.189
	2007	$0.823890	$0.997022	4,066,803.665
	2006	$0.758974	$0.823890	4,592,341.896
	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
	2002	$0.806903	$0.533456	7,038,252.813
	2001	$1.000000	$0.806903	605,063

111

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.167287	$1.201264	105,907.878
Subaccount Inception Date November 3, 2003	2008	$1.100331	$1.167287	113,960.656
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.604186	$0.881600	1,348,192.328
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	1,248,208.190
	2007	$1.270636	$1.271980	1,377,622.440
	2006	$1.139065	$1.270636	1,751,370.632
	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
	2002	$1.000000	$0.759054	2,012,385.757

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.747594	$0.891339	162,620.660
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	167,581.392
	2007	$1.195666	$1.319374	172,852.758
	2006	$1.141419	$1.195666	202,403.156
	2005	$1.064339	$1.141419	217,134.814
	2004	$1.013497	$1.064339	259,259.567
	2003	$0.794340	$1.013497	344,508.599
	2002	$1.000000	$0.794340	144,395.038

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.738833	$0.878204	4,603,028.921
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	5,407,181.083
	2007	$1.218097	$1.261449	6,409,585.889
	2006	$1.054234	$1.218097	7,637,407.419
	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
	2002	$0.926892	$0.711608	12,175,694.503
	2001	$1.000000	$0.926892	2,043,757

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.565961	$0.766396	1,601,860.798
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	1,994,600.263
	2007	$0.952275	$0.952272	2,646,196.524
	2006	$0.848701	$0.952275	3,063,741.873
	2005	$0.864830	$0.848701	4,189,486.899
	2004	$0.762441	$0.864830	4,320,625.326
	2003	$0.712537	$0.762441	4,403,611.532
	2002	$0.584791	$0.712537	4,924,351.377
	2001	$1.000000	$0.584791	1,312,866

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.012451	$1.354615	6,017,677.711
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	6,724,110.989
	2007	$1.544135	$1.788832	7,587,193.743
	2006	$1.402996	$1.544135	8,528,279.893
	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
	2002	$0.947203	$0.845652	7,592,743.208
	2001	$1.000000	$0.947203	1,117,221

112

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.755259	$0.968848	2,473,212.069
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	2,976,039.412
	2007	$1.337042	$1.337242	3,794,507.268
	2006	$1.128753	$1.337042	4,301,024.576
	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419
	2002	$0.937746	$0.767303	6,893,554.421
	2001	$1.000000	$0.937746	950,745

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.569269	$0.719468	2,186,092.760
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	2,476,344.383
	2007	$0.874541	$1.093944	2,642,246.891
	2006	$0.830834	$0.874541	2,559,636.002
	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911
	2002	$0.868717	$0.598043	4,515,281.040
	2001	$1.000000	$0.868717	477,321

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.568927	$0.817352	277,453.762
Subaccount Inception Date May 1, 2000	2008	$1.284076	$0.568927	416,758.974
	2007	$1.057895	$1.284076	469,443.284
	2006	$1.018922	$1.057895	673,040.150
	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
	2002	$0.913372	$0.703559	1,226,462.867
	2001	$1.000000	$0.913372	223,500

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.351755	$1.865781	5,354,900.713
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	6,099,947.258
	2007	$1.989658	$2.266360	7,300,277.425
	2006	$1.792176	$1.989658	8,965,159.106
	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
	2002	$1.029218	$0.914603	11,051,230.545
	2001	$1.000000	$1.029218	1,235,966

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.760482	$1.180361	1,568,415.562
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	1,812,943.766
	2007	$1.517999	$1.580730	2,225,317.908
	2006	$1.324841	$1.517999	2,384,962.628
	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
	2002	$1.000000	$0.749434	717,256.891

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	605,023.639
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	276,995.967
	2007	$1.000000	$0.971353	61,689.050

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	488,924.122
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	439,704.091
	2007	$1.000000	$0.965403	370,243.674

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	1,348,728.179
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	569,440.994
	2007	$1.000000	$1.070130	706,858.811

113

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.714794	$1.019736	1,569,166.390
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	1,946,421.855
	2007	$1.072245	$1.289164	2,241,519.411
	2006	$0.958132	$1.072245	2,246,620.051
	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
	2002	$0.770183	$0.546769	2,759,066.341
	2001	$1.000000	$0.770183	525,705

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.035702	$1.359661	443,893.860
Subaccount Inception Date October 9, 2000	2008	$1.454423	$1.035702	536,701.699
	2007	$1.374155	$1.454423	632,621.645
	2006	$1.209131	$1.374155	784,540.751
	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
	2002	$0.906817	$0.685852	1,016,549.931
	2001	$1.000000	$0.906817	317,538

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.553819	$0.751573	2,547,712.342
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	2,711,937.288
	2007	$0.940727	$1.016044	3,571,752.083
	2006	$0.807605	$0.940727	3,404,232.320
	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
	2002	$0.837086	$0.614202	7,852,955.796
	2001	$1.000000	$0.837086	1,472,854

MFS ® New Discovery Series – Service Class	2009	$0.721754	$1.161385	478,997.423
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	231,040.647
	2007	$1.196609	$1.208354	313,704.415
	2006	$1.072810	$1.196609	491,278.724
	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715
	2002	$1.000000	$0.748106	320,316.512

MFS ® Total Return Series – Service Class	2009	$1.015691	$1.180963	1,148,186.066
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	1,251,214.981
	2007	$1.289840	$1.323958	2,090,560.795
	2006	$1.169929	$1.289840	2,602,682.739
	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
	2002	$1.000000	$0.918965	1,530,545.764

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993371	$1.003480	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991650	$0.996462	16,969.516

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988780	$0.999658	0.000

114

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.25%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985165	$1.029949	0.000

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco” due to branding changes.

115

APPENDIX

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.45%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.790338	$0.963561	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.761131	$0.937563	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.712762	$0.889620	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.681505	$0.860297	0.000
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.913723	$1.032354	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035492	$1.191252	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000

Transamerica Money Market VP – Service Class	2009	$0.996216	$0.972509	0.000
Subaccount Inception Date July 3, 1997	2008	$1.000000	$0.996216	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000

Transamerica Index 50 VP – Service Class	2009	$0.812728	$0.924430	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717267	$0.862408	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011675	$1.226543	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661459	$0.893065	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989022	$1.253768	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989756	$1.007062	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000877	$0.992791	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988788	$1.002704	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995046	$0.982531	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999934	$0.997153	0.000

116

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$1.035076	$1.326857	0.000
Subaccount Inception Date July 3, 1997	2008	$1.674800	$1.035076	0.000
	2007	$1.682936	$1.674800	0.000
	2006	$1.412661	$1.682936	0.000
	2005	$1.403821	$1.412661	0.000
	2004	$1.293049	$1.403821	0.000
	2003	$1.000000	$1.293049	0.000

BlackRock Global Allocation V.I. Fund	2009	$1.821581	$2.158253	0.000
Subaccount Inception Date July 3, 1997	2008	$2.312755	$1.821581	0.000
	2007	$2.022247	$2.312755	0.000
	2006	$1.775166	$2.022247	0.000
	2005	$1.643080	$1.775166	0.000
	2004	$1.469634	$1.643080	0.000
	2003	$1.000000	$1.469634	0.000

BlackRock High Income V.I. Fund	2009	$0.902644	$1.381950	0.000
Subaccount Inception Date July 3, 1997	2008	$1.303926	$0.902644	0.000
	2007	$1.302599	$1.303926	0.000
	2006	$1.217348	$1.302599	0.000
	2005	$1.226328	$1.217348	0.000
	2004	$1.121973	$1.226328	0.000
	2003	$1.000000	$1.121973	0.000

Transamerica American Century Large Company Value VP – Service	2009	$0.956905	$1.121723	0.000
Class(1)	2008	$1.555195	$0.956905	0.000
Subaccount Inception Date May 1, 2001	2007	$1.612659	$1.555195	0.000
	2006	$1.381110	$1.612659	0.000
	2005	$1.360651	$1.381110	0.000
	2004	$1.225218	$1.360651	0.000
	2003	$1.000000	$1.225218	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.075040	$1.312585	0.000
Subaccount Inception Date May 1, 2002	2008	$1.399371	$1.075040	0.000
	2007	$1.348817	$1.399371	0.000
	2006	$1.264181	$1.348817	0.000
	2005	$1.231489	$1.264181	0.000
	2004	$1.151154	$1.231489	0.000
	2003	$1.000000	$1.151154	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.054162	$1.334892	0.000
Subaccount Inception Date May 1, 2002	2008	$1.790255	$1.054162	0.000
	2007	$1.703320	$1.790255	0.000
	2006	$1.511459	$1.703320	0.000
	2005	$1.381416	$1.511459	0.000
	2004	$1.240772	$1.381416	0.000
	2003	$1.000000	$1.240772	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.101950	$1.359372	0.000
Subaccount Inception Date May 1, 2002	2008	$1.527528	$1.101950	0.000
	2007	$1.450650	$1.527528	0.000
	2006	$1.334304	$1.450650	0.000
	2005	$1.274074	$1.334304	0.000
	2004	$1.172951	$1.274074	0.000
	2003	$1.000000	$1.172951	0.000

117

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.088890	$1.361057	0.000
Subaccount Inception Date May 1, 2002	2008	$1.660836	$1.088890	0.000
	2007	$1.579837	$1.660836	0.000
	2006	$1.423364	$1.579837	0.000
	2005	$1.327175	$1.423364	0.000
	2004	$1.199864	$1.327175	0.000
	2003	$1.000000	$1.199864	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.676831	$0.855654	0.000
Subaccount Inception Date May 1, 2006	2008	$1.087356	$0.676831	0.000
	2007	$1.025414	$1.087356	0.000
	2006	$1.000000	$1.025414	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.224724	$1.361363	0.000
Subaccount Inception Date May 1, 2000	2008	$1.900351	$1.224724	0.000
	2007	$1.863272	$1.900351	0.000
	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.282223	$1.667079	0.000
Subaccount Inception Date May 1, 2002	2008	$2.281359	$1.282223	0.000
	2007	$2.507320	$2.281359	0.000
	2006	$1.807285	$2.507320	0.000
	2005	$1.633413	$1.807285	0.000
	2004	$1.261219	$1.633413	0.000
	2003	$1.000000	$1.261219	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.924036	$1.168051	0.000
Subaccount Inception Date May 1, 1997	2008	$1.513129	$0.924036	0.000
	2007	$1.484265	$1.513129	0.000
	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.938904	$1.291243	0.000
Subaccount Inception Date November 18, 1996	2008	$1.527393	$0.938904	0.000
	2007	$1.404338	$1.527393	0.000
	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.968496	$1.207689	0.000
Subaccount Inception Date May 1, 2000	2008	$1.561428	$0.968496	0.000
	2007	$1.585424	$1.561428	0.000
	2006	$1.370990	$1.585424	0.000
	2005	$1.351017	$1.370990	0.000
	2004	$1.269268	$1.351017	0.000
	2003	$1.000000	$1.269268	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.898274	$1.289545	0.000
Subaccount Inception Date June 1, 1998	2008	$1.232969	$0.898274	0.000
	2007	$1.240057	$1.232969	0.000
	2006	$1.146748	$1.240057	0.000
	2005	$1.155681	$1.146748	0.000
	2004	$1.079727	$1.155681	0.000
	2003	$1.000000	$1.079727	0.000

118

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$1.234692	$1.596014	0.000
Subaccount Inception Date May 1, 2001	2008	$1.959722	$1.234692	0.000
	2007	$1.841701	$1.959722	0.000
	2006	$1.532659	$1.841701	0.000
	2005	$1.394598	$1.532659	0.000
	2004	$1.249023	$1.394598	0.000
	2003	$1.000000	$1.249023	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.953145	$1.177053	0.000
Subaccount Inception Date May 1, 2000	2008	$1.656477	$0.953145	0.000
	2007	$1.410743	$1.656477	0.000
	2006	$1.372359	$1.410743	0.000
	2005	$1.297321	$1.372359	0.000
	2004	$1.184729	$1.297321	0.000
	2003	$1.000000	$1.184729	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.045059	$1.182481	0.000
Subaccount Inception Date May 1, 2002	2008	$1.103076	$1.045059	0.000
	2007	$1.037254	$1.103076	0.000
	2006	$1.021247	$1.037254	0.000
	2005	$1.023862	$1.021247	0.000
	2004	$1.005095	$1.023862	0.000
	2003	$1.000000	$1.005095	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.002716	$1.226806	0.000
Subaccount Inception Date January 3, 1995	2008	$1.607834	$1.002716	0.000
	2007	$1.596202	$1.607834	0.000
	2006	$1.375508	$1.596202	0.000
	2005	$1.355459	$1.375508	0.000
	2004	$1.210437	$1.355459	0.000
	2003	$1.000000	$1.210437	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.890252	$1.243671	0.000
Subaccount Inception Date July 3, 1997	2008	$1.584040	$0.890252	0.000
	2007	$1.478655	$1.584040	0.000
	2006	$1.336935	$1.478655	0.000
	2005	$1.291449	$1.336935	0.000
	2004	$1.205923	$1.291449	0.000
	2003	$1.000000	$1.205923	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.032666	$1.396380	0.000
Subaccount Inception Date January 3, 1995	2008	$1.661318	$1.032666	0.000
	2007	$1.555483	$1.661318	0.000
	2006	$1.539750	$1.555483	0.000
	2005	$1.426709	$1.539750	0.000
	2004	$1.325528	$1.426709	0.000
	2003	$1.000000	$1.325528	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.807793	$1.009511	0.000
Subaccount Inception Date May 1, 2000	2008	$1.470956	$0.807793	0.000
	2007	$1.308891	$1.470956	0.000
	2006	$1.130371	$1.308891	0.000
	2005	$1.078330	$1.130371	0.000
	2004	$1.200018	$1.078330	0.000
	2003	$1.000000	$1.200018	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035705	$1.193244	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000

119

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(7)	2009	$0.968657	$1.192487	0.000
Subaccount Inception Date May 1, 2002	2008	$1.469806	$0.968657	0.000
	2007	$1.326386	$1.469806	0.000
	2006	$1.247750	$1.326386	0.000
	2005	$1.184125	$1.247750	0.000
	2004	$1.092598	$1.184125	0.000
	2003	$1.000000	$1.092598	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.988465	$1.267372	0.000
Subaccount Inception Date May 1, 2002	2008	$1.605198	$0.988465	0.000
	2007	$1.388395	$1.605198	6,199.485
	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.978314	$1.232655	0.000
Subaccount Inception Date May 1, 2000	2008	$1.859593	$0.978314	0.000
	2007	$1.639549	$1.859593	1,658.253
	2006	$1.547439	$1.639549	0.000
	2005	$1.361322	$1.547439	0.000
	2004	$1.204564	$1.361322	0.000
	2003	$1.000000	$1.204564	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.138704	$1.519589	0.000
Subaccount Inception Date May 1, 2001	2008	$1.976802	$1.138704	0.000
	2007	$1.647839	$1.976802	0.000
	2006	$1.606943	$1.647839	0.000
	2005	$1.417914	$1.606943	0.000
	2004	$1.245074	$1.417914	0.000
	2003	$1.000000	$1.245074	0.000

Transamerica Money Market VP – Service Class	2009	$1.019563	$0.996753	0.000
Subaccount Inception Date April 8, 1991	2008	$1.020986	$1.019563	73,898.297
	2007	$0.997075	$1.020986	138,242.297
	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.866929	$1.338007	0.000
Subaccount Inception Date May 1, 2001	2008	$1.734857	$0.866929	0.000
	2007	$1.339587	$1.734857	1,866.984
	2006	$1.359961	$1.339587	0.000
	2005	$1.365772	$1.359961	0.000
	2004	$1.299095	$1.365772	0.000
	2003	$1.000000	$1.299095	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.656576	$0.917145	0.000
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.656576	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.086641	$1.106788	0.000
Subaccount Inception Date May 13, 1994	2008	$1.034970	$1.086641	0.000
	2007	$1.001021	$1.034970	0.000
	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
Transamerica Value Balanced VP – Service Class(7)	2009	$0.711667	$0.856670	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000

120

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2009	$0.813516	$0.926675	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717974	$0.864525	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.326757	$1.629936	0.000
Subaccount Inception Date April 8, 1991	2008	$2.226969	$1.326757	0.000
	2007	$1.976560	$2.226969	0.000
	2006	$1.641334	$1.976560	0.000
	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.869283	$1.232849	0.000
Subaccount Inception Date April 8, 1991	2008	$1.538823	$0.869283	0.000
	2007	$1.445169	$1.538823	0.000
	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.869420	$1.360817	0.000
Subaccount Inception Date May 1, 2001	2008	$1.660767	$0.869420	0.000
	2007	$1.390044	$1.660767	0.000
	2006	$1.297496	$1.390044	0.000
	2005	$1.236820	$1.297496	0.000
	2004	$1.183500	$1.236820	0.000
	2003	$1.000000	$1.183500	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.737098	$1.064489	0.000
Subaccount Inception Date May 1, 2002	2008	$1.568020	$0.737098	0.000
	2007	$1.582701	$1.568020	0.000
	2006	$1.433493	$1.582701	0.000
	2005	$1.390873	$1.433493	0.000
	2004	$1.283810	$1.390873	0.000
	2003	$1.000000	$1.283810	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.853734	$1.007445	0.000
Subaccount Inception Date May 1, 2002	2008	$1.522413	$0.853734	0.000
	2007	$1.394062	$1.522413	0.000
	2006	$1.344584	$1.394062	0.000
	2005	$1.266759	$1.344584	0.000
	2004	$1.218793	$1.266759	0.000
	2003	$1.000000	$1.218793	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011883	$1.228584	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011883	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.923875	$1.086865	0.000
Subaccount Inception Date May 1, 2001	2008	$1.593839	$0.923875	0.000
	2007	$1.555119	$1.593839	0.000
	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000

121

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.862649	$1.156159	0.000
Subaccount Inception Date May 1, 2001	2008	$1.466605	$0.862649	0.000
	2007	$1.320728	$1.466605	0.000
	2006	$1.359749	$1.320728	0.000
	2005	$1.211153	$1.359749	0.000
	2004	$1.143646	$1.211153	0.000
	2003	$1.000000	$1.143646	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662108	$0.895254	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.107020	$1.465942	0.000
Subaccount Inception Date May 1, 2000	2008	$1.976331	$1.107020	0.000
	2007	$1.723765	$1.976331	48,555.443
	2006	$1.582402	$1.723765	0.000
	2005	$1.387678	$1.582402	0.000
	2004	$1.232790	$1.387678	0.000
	2003	$1.000000	$1.232790	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.910891	$1.156483	0.000
Subaccount Inception Date May 1, 2000	2008	$1.629640	$0.910891	0.000
	2007	$1.364637	$1.629640	0.000
	2006	$1.404275	$13646378	0.000
	2005	$1.360683	$1.404275	0.000
	2004	$1.251476	$1.360683	0.000
	2003	$1.000000	$1.251476	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.855264	$1.069823	0.000
Subaccount Inception Date May 1, 2001	2008	$1.660687	$0.855264	0.000
	2007	$1.341444	$1.660687	0.000
	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.424159	$1.945547	0.000
Subaccount Inception Date May 1, 2000	2008	$2.412649	$1.424159	0.000
	2007	$2.140177	$2.412649	33,015.401
	2006	$1.947702	$2.140177	0.000
	2005	$1.688213	$1.947702	0.000
	2004	$1.385512	$1.688213	0.000
	2003	$1.000000	$1.385512	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.911671	$1.400499	0.000
Subaccount Inception Date May 1, 2002	2008	$1.914774	$0.911671	0.000
	2007	$1.857970	$1.914774	1,943.353
	2006	$1.638305	$1.857970	0.000
	2005	$1.636169	$1.638305	0.000
	2004	$1.470410	$1.636169	0.000
	2003	$1.000000	$1.470410	0.000

Franklin Income Securities Fund – Class 2	2009	$0.663267	$0.879150	0.000
Subaccount Inception Date May 1, 2007	2008	$0.964667	$0.663267	0.000
	2007	$1.000000	$0.964667	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.589359	$0.726181	0.000
Subaccount Inception Date May 1, 2007	2008	$0.958762	$0.589359	0.000
	2007	$1.000000	$0.958762	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.619343	$0.829687	0.000
Subaccount Inception Date May 1, 2007	2008	$1.062783	$0.619343	0.000
	2007	$1.000000	$1.062783	0.000

122

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989224	$1.255873	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.165644	$1.645849	0.000
Subaccount Inception Date October 9, 2000	2008	$2.124234	$1.165644	0.000
	2007	$1.785215	$2.124234	0.000
	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.864644	$1.161339	0.000
Subaccount Inception Date October 9, 2000	2008	$1.602829	$0.864644	0.000
	2007	$1.499500	$1.602829	0.000
	2006	$1.300600	$1.499500	0.000
	2005	$1.260252	$1.300600	0.000
	2004	$1.233478	$1.260252	0.000
	2003	$1.000000	$1.233478	0.000

MFS ® New Discovery Series – Service Class	2009	$0.880564	$1.402387	0.000
Subaccount Inception Date May 1, 2002	2008	$1.489611	$0.880564	0.000
	2007	$1.490522	$1.489611	0.000
	2006	$1.350138	$1.490522	0.000
	2005	$1.314944	$1.350138	0.000
	2004	$1.266619	$1.314944	0.000
	2003	$1.000000	$1.266619	0.000

MFS ® Total Return Series – Service Class	2009	$1.024574	$1.179051	0.000
Subaccount Inception Date May 1, 2002	2008	$1.349448	$1.024574	0.000
	2007	$1.328377	$1.349448	0.000
	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.606982	$0.766561	0.000
Subaccount Inception Date	2008	$1.150156	$0.606982	0.000
	2007	$1.011954	$1.150156	0.000
	2006	$1.000000	$1.011954	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989760	$1.007237	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000881	$0.992961	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986784	$1.007487	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986463	$1.002101	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982894	$0.979627	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988792	$1.002880	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.196900	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200632	0.000

123

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990696	$1.008390	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995050	$0.982701	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988949	$1.005546	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986553	$0.984931	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998141	$1.019726	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997247	$1.021477	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996379	$1.020396	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.002757	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.023261	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$0.997328	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985137	$1.028698	0.000

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund		$0.848035	$1.089754	0.000
Subaccount Inception Date July 3, 1997	2009	$1.368781	$0.848035	0.000
	2007	$1.372044	$1.368781	0.000
	2006	$1.148888	$1.372044	337,618.063
	2005	$1.138917	$1.148888	1,929,007.217
	2004	$1.046487	$1.138917	1,972,749.770
	2003	$0.801538	$1.046487	1,985,697.030
	2002	$1.000000	$0.801538	1,682,581.170

BlackRock Global Allocation V.I. Fund	2009	$1.497371	$1.778471	0.000
Subaccount Inception Date July 3, 1997	2008	$1.896471	$1.497371	0.000
	2007	$1.654168	$1.896471	0.000
	2006	$1.448520	$1.654168	136,366.419
	2005	$1.337475	$1.448520	266,477.125
	2004	$1.193362	$1.337475	128,903.970
	2003	$0.800349	$1.193362	86,529.190
	2002	$1.000000	$0.800349	43,370.000

BlackRock High Income V.I. Fund	2009	$0.968454	$1.486339	0.000
Subaccount Inception Date July 3, 1997	2008	$1.395557	$0.968454	0.000
	2007	$1.390712	$1.395557	0.000
	2006	$1.296528	$1.390712	55,836.712
	2005	$1.302908	$1.296528	286,108.517
	2004	$1.189117	$1.302908	383,560.450
	2003	$0.947186	$1.189117	332,583.060
	2002	$1.000000	$0.947186	246,135.120

124

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.829292	$0.975778	0.000
Subaccount Inception Date May 1, 2001	2008	$1.338795	$0.829292	0.000
	2007	$1.381797	$1.338795	0.000
	2006	$1.178165	$1.381797	45,412.886
	2005	$1.154394	$1.178165	188,961.969
	2004	$1.034227	$1.154394	175,584.964
	2003	$0.819488	$1.034227	239,954.170
	2002	$1.000000	$0.819488	127,524.733

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.029244	$1.262981	0.000
Subaccount Inception Date May 1, 2002	2008	$1.332706	$1.029244	0.000
	2007	$1.278547	$1.332706	0.000
	2006	$1.192085	$1.278547	569,986.990
	2005	$1.156517	$1.192085	2,401,019.512
	2004	$1.075781	$1.156517	2,467,741.119
	2003	$0.893163	$1.075781	2,401,509.650
	2002	$1.000000	$0.893163	1,412,368.909

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.895031	$1.138575	0.000
Subaccount Inception Date May 1, 2002	2008	$1.513235	$0.895031	0.000
	2007	$1.433274	$1.513235	0.000
	2006	$1.264999	$1.433274	263,492.324
	2005	$1.150087	$1.264999	1,048,974.535
	2004	$1.027907	$1.150087	876,105.811
	2003	$0.801958	$1.027907	786,686.483
	2002	$1.000000	$0.801958	559,978.639

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.019424	$1.262698	0.000
Subaccount Inception Date May 1, 2002	2008	$1.405279	$1.019424	0.000
	2007	$1.328550	$1.405279	0.000
	2006	$1.216120	$1.328550	2,634,144.114
	2005	$1.154993	$1.216120	8,758,965.783
	2004	$1.058168	$1.154993	8,612,486.466
	2003	$0.864789	$1.058168	7,621,313.190
	2002	$1.000000	$0.864789	2,997,128.046

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.969554	$1.217615	0.000
Subaccount Inception Date May 1, 2002	2008	$1.471687	$0.969554	0.000
	2007	$1.393195	$1.471687	0.000
	2006	$1.248898	$1.393195	2,366,405.117
	2005	$1.159519	$1.248898	6,732,559.666
	2004	$1.042179	$1.159519	6,528,089.331
	2003	$0.836320	$1.042179	6,288,141.985
	2002	$1.000000	$0.836320	4,282,552.275

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.027267	$1.147457	0.000
Subaccount Inception Date May 1, 2000	2008	$1.585851	$1.027267	0.000
	2007	$1.546799	$1.585851	0.000
	2006	$1.349983	$1.546799	51,023.147
	2005	$1.188179	$1.349983	196,731.975
	2004	$1.024670	$1.188179	135,934.419
	2003	$0.805713	$1.024670	80,716.791
	2002	$1.000000	$0.805713	21,772.215

125

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.283243	$1.677684	0.000
Subaccount Inception Date May 1, 2002	2008	$2.272956	$1.283243	0.000
	2007	$2.486548	$2.272956	0.000
	2006	$1.783433	$2.486548	83,173.081
	2005	$1.603794	$1.783433	183,273.189
	2004	$1.231933	$1.603794	208,478.878
	2003	$0.926167	$1.231933	211,245.566
	2002	$1.000000	$0.926167	112,931.115

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.790935	$1.004383	0.000
Subaccount Inception Date July 3, 1997	2008	$1.288469	$0.790935	0.000
	2007	$1.257952	$1.288469	0.000
	2006	$1.113224	$1.257952	141,289.389
	2005	$1.098003	$1.113224	297,826.725
	2004	$1.009349	$1.098003	316,314.003
	2003	$0.798818	$1.009349	306,199.300
	2002	$1.000000	$0.798818	133,933.143

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.760145	$1.050300	0.000
Subaccount Inception Date July 3, 1997	2008	$1.231562	$0.760145	0.000
	2007	$1.127164	$1.231562	0.000
	2006	$1.128060	$1.127164	41,664.743
	2005	$1.011636	$1.128060	75,542.237
	2004	$0.946076	$1.011636	62,484.330
	2003	$0.749731	$0.946076	62,863.704
	2002	$1.000000	$0.749731	75,281.930

Transamerica Focus VP – Initial Class(4)	2009	$0.792432	$0.993235	0.000
Subaccount Inception Date May 1, 2000	2008	$1.270934	$0.792432	0.000
	2007	$1.283834	$1.270934	0.000
	2006	$1.105017	$1.283834	255,192.051
	2005	$1.083437	$1.105017	916,042.160
	2004	$1.013103	$1.083437	910,827.451
	2003	$0.764956	$1.013103	731,313.256
	2002	$1.000000	$0.764956	488,017.402

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.969712	$1.399117	0.000
Subaccount Inception Date June 2, 1998	2008	$1.323057	$0.969712	0.000
	2007	$1.325749	$1.323057	0.000
	2006	$1.219367	$1.325749	85,713.431
	2005	$1.222127	$1.219367	531,784.909
	2004	$1.136257	$1.222127	648,195.304
	2003	$0.984831	$1.136257	571,315.611
	2002	$1.000000	$0.984831	393,162.733

Transamerica MFS International Equity VP – Initial Class	2009	$0.980238	$1.274485	0.000
Subaccount Inception Date May 1, 2001	2008	$1.546026	$0.980238	0.000
	2007	$1.445581	$1.546026	0.000
	2006	$1.198628	$1.445581	105,296.286
	2005	$1.083713	$1.198628	287,060.259
	2004	$0.967247	$1.083713	307,825.137
	2003	$0.787811	$0.967247	235,060.923
	2002	$1.000000	$0.787811	150,049.684

126

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.980026	$1.216121	0.000
Subaccount Inception Date May 1, 2000	2008	$1.693728	$0.980026	0.000
	2007	$1.435699	$1.693728	0.000
	2006	$1.349983	$1.435699	16,500.401
	2005	$1.188179	$1.349983	196,731.975
	2004	$1.024670	$1.188179	135,934.419
	2003	$0.805713	$1.024670	80,716.791

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.148224	$1.305589	0.000
Subaccount Inception Date May 1, 2002	2008	$1.205487	$1.148224	0.000
	2007	$1.129276	$1.205487	0.000
	2006	$1.105810	$1.129276	300,120.061
	2005	$1.102737	$1.105810	2,508,711.330
	2004	$1.076993	$1.102737	2,769,440.978
	2003	$1.047694	$1.076993	2,861,862.763
	2002	$1.000000	$1.047694	2,187,727.970

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.875303	$1.075756	0.000
Subaccount Inception Date July 3, 1997	2008	$1.395202	$0.875303	0.000
	2007	$1.378243	$1.395202	0.000
	2006	$1.182234	$1.378243	148,494.644
	2005	$1.158793	$1.182234	687,514.699
	2004	$1.030039	$1.158793	754,545.476
	2003	$0.836971	$1.030039	746,963.967
	2002	$1.000000	$0.836971	564,295.048

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.788529	$1.107353	0.000
Subaccount Inception Date July 3, 1997	2008	$1.396645	$0.788529	0.000
	2007	$1.296888	$1.396645	0.000
	2006	$1.167214	$1.296888	140,785.841
	2005	$1.121948	$1.167214	1,626,785.811
	2004	$1.042280	$1.121948	1,767,157.982
	2003	$0.813420	$1.042280	1,797,629.282
	2002	$1.000000	$0.813420	1,390,593.217

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.813043	$1.105063	0.000
Subaccount Inception Date May 1, 2000	2008	$1.301679	$0.813043	0.000
	2007	$1.212035	$1.301679	0.000
	2006	$1.193999	$1.212035	287,923.462
	2005	$1.101532	$1.193999	945,783.121
	2004	$1.018589	$1.101532	1,042,083.332
	2003	$0.740331	$1.018589	947,368.693
	2002	$1.000000	$0.740331	623,519.459

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.836260	$1.051533	0.000
Subaccount Inception Date October 9, 2000	2008	$1.515249	$0.836260	0.000
	2007	$1.341900	$1.515249	0.000
	2006	$1.152735	$1.341900	8,717.27
	2005	$1.094552	$1.152735	47,008.251
	2004	$1.020505	$1.094552	19,493.939
	2003	$0.821759	$1.020505	6,017.704
	2002	$1.000000	$0.821759	100.000

127

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(7)	2009	$0.949337	$1.174907	0.000
Subaccount Inception Date May 1, 2002	2008	$1.433277	$0.949337	0.000
	2007	$1.287627	$1.433277	0.000
	2006	$1.204080	$1.287627	10,862.854
	2005	$1.138069	$1.204080	320,776.084
	2004	$1.044894	$1.138069	322,856.541
	2003	$0.936208	$1.044894	351,221.477
	2002	$1.000000	$0.936208	212,969.082

Transamerica Convertible Securities VP – Initial Class	2009	$0.982847	$1.264538	0.000
Subaccount Inception Date May 1, 2002	2008	$1.588997	$0.982847	0.000
	2007	$1.367001	$1.588997	0.000
	2006	$1.257866	$1.367001	128,883.576
	2005	$1.235603	$1.257866	393,732.522
	2004	$1.114161	$1.235603	381,156.354
	2003	$0.919433	$1.114161	325,844.209
	2002	$1.000000	$0.919433	173,458.336

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.897561	$1.136308	0.000
Subaccount Inception Date May 1, 2000	2008	$1.696592	$0.897561	0.000
	2007	$1.489071	$1.696592	0.000
	2006	$1.397725	$1.489071	203,150.587
	2005	$1.223899	$1.397725	468,197.449
	2004	$1.078576	$1.223899	398,143.294
	2003	$0.838775	$1.078576	68,817.819
	2002	$1.000000	$0.838775	86,735.381

Transamerica Growth Opportunities VP – Initial Class	2009	$0.949552	$1.273463	0.000
Subaccount Inception Date May 1, 2001	2008	$1.639959	$0.949552	0.000
	2007	$1.359831	$1.639959	0.000
	2006	$1.320280	$1.359831	136,771.829
	2005	$1.159147	$1.320280	603,759.079
	2004	$1.014316	$1.159147	481,186.183
	2003	$0.788866	$1.014316	307,471.203
	2002	$1.000000	$0.788866	325,070.437

Transamerica Money Market VP – Initial Class	2009	$1.038057	$1.018499	0.000
Subaccount Inception Date July 3, 1997	2008	$1.034631	$1.038057	0.000
	2007	$1.005394	$1.034631	0.000
	2006	$0.979599	$1.005394	88,151.175
	2005	$0.971609	$0.979599	188,155.841
	2004	$0.981716	$0.971609	329,443.303
	2003	$1.000000	$0.981716	226,671.069

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.722090	$1.116346	0.000
Subaccount Inception Date May 1, 2001	2008	$1.433646	$0.722090	0.000
	2007	$1.102171	$1.433646	0.000
	2006	$1.113521	$1.102171	163,611.818
	2005	$1.113337	$1.113521	177,821.147
	2004	$1.051469	$1.113337	176,052.213
	2003	$0.710805	$1.051469	19,391.057
	2002	$1.000000	$0.710805	2,267.029

128

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.208389	$1.695816	0.000
Subaccount Inception Date July 3, 1997	2008	$2.085599	$1.208389	0.000
	2007	$1.726024	$2.085599	0.000
	2006	$1.475004	$1.726024	0.000
	2005	$1.325401	$1.475004	33,185.940
	2004	$1.162599	$1.325401	66,909.538
	2003	$0.621703	$1.162599	68,369.021
	2002	$1.000000	$0.621703	105,233.831

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.177615	$1.205510	0.000
Subaccount Inception Date July 3, 1997	2008	$1.116295	$1.177615	0.000
	2007	$1.074313	$1.116295	0.000
	2006	$1.061562	$1.074313	0.000
	2005	$1.059628	$1.061562	490,220.181
	2004	$1.046905	$1.059628	503,055.174
	2003	$1.037786	$1.046905	724,431.360
	2002	$1.000000	$1.037786	563,263.016

Transamerica Value Balanced VP – Service Class(7)	2009	$0.712837	$0.860199	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.712837	0.000

Transamerica Index 50 VP – Service Class	2009	$0.814860	$0.930482	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814860	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719152	$0.868056	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719152	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.111759	$1.371410	0.000
Subaccount Inception Date July 3, 1997	2008	$1.854990	$1.111759	0.000
	2007	$1.637677	$1.854990	0.000
	2006	$1.353085	$1.637677	87,345.703
	2005	$1.213396	$1.353085	462,231.165
	2004	$1.067146	$1.213396	496,024.217
	2003	$0.819975	$1.067146	498,845.005
	2002	$1.000000	$0.819975	296,789.983

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.802895	$1.144053	0.000
Subaccount Inception Date July 3, 1997	2008	$1.414830	$0.802895	0.000
	2007	$1.321746	$1.414830	0.000
	2006	$1.222445	$1.321746	0.000
	2005	$1.140092	$1.222445	0.000
	2004	$1.031926	$1.140092	0.000
	2003	$0.869699	$1.031926	85,076.960
	2002	$1.000000	$0.869699	17,503.289

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.681183	$1.071732	0.000
Subaccount Inception Date May 1, 2001	2008	$1.294385	$0.681183	0.000
	2007	$1.078130	$1.294385	0.000
	2006	$1.001015	$1.078130	20,640.076
	2005	$0.949775	$1.001015	212,729.172
	2004	$0.904677	$0.949775	224,076.835
	2003	$0.720387	$0.904677	235,043.488
	2002	$1.000000	$0.720387	214,090.643

129

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.573217	$0.829842	0.000
Subaccount Inception Date May 1, 2002	2008	$1.216392	$0.573217	0.000
	2007	$1.224776	$1.216392	0.000
	2006	$1.106608	$1.224776	32,733.508
	2005	$1.071094	$1.106608	312,849.120
	2004	$0.986226	$1.071094	494,228.970
	2003	$0.755058	$0.986226	505,435.661
	2002	$1.000000	$0.755058	347,965.592

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.709285	$0.839037	0.000
Subaccount Inception Date May 1, 2002	2008	$1.261728	$0.709285	0.000
	2007	$1.152510	$1.261728	0.000
	2006	$1.108895	$1.152510	7,908.941
	2005	$1.042171	$1.108895	39,836.947
	2004	$1.000255	$1.042171	46,831.462
	2003	$0.790158	$1.000255	66,283.321
	2002	$1.000000	$0.790158	27,044.852

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.777073	$0.916404	0.000
Subaccount Inception Date May 1, 2001	2008	$1.337293	$0.777073	0.000
	2007	$1.301597	$1.337293	0.000
	2006	$1.135370	$1.301597	309,700.147
	2005	$1.107663	$1.135370	1,033,516.745
	2004	$1.016380	$1.107663	1,019,459.929
	2003	$0.784658	$1.016380	959,684.126
	2002	$1.000000	$0.784658	687,817.795

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.719623	$0.966825	0.000
Subaccount Inception Date May 1, 2001	2008	$1.220440	$0.719623	0.000
	2007	$1.096343	$1.220440	0.000
	2006	$1.125973	$1.096343	9,378.141
	2005	$1.000475	$1.125973	211,548.389
	2004	$0.942399	$1.000475	188,969.541
	2003	$0.779541	$0.942399	253,561.679
	2002	$1.000000	$0.779541	110,129.810

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663198	$0.898925	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663198	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.981635	$1.303097	0.000
Subaccount Inception Date May 1, 2000	2008	$1.748171	$0.981635	0.000
	2007	$1.521016	$1.748171	0.000
	2006	$1.392877	$1.521016	170,698.666
	2005	$1.218498	$1.392877	649,586.043
	2004	$1.079848	$1.218498	800,550.772
	2003	$0.859599	$1.079848	955,163.453
	2002	$1.000000	$0.859599	568,296.919

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.765437	$0.974207	0.000
Subaccount Inception Date May 1, 2000	2008	$1.366054	$0.765437	0.000
	2007	$1.376703	$1.366054	0.000
	2006	$1.171382	$1.376703	176,708.250
	2005	$1.132263	$1.171382	817,659.600
	2004	$1.038836	$1.132263	830,635.215
	2003	$0.815292	$1.038836	867,225.390
	2002	$1.000000	$0.815292	755,517.721

130

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.672988	$0.843890	0.000
Subaccount Inception Date May 1, 2001	2008	$1.303547	$0.672988	0.000
	2007	$1.050384	$1.303547	0.000
	2006	$1.005752	$1.050384	21,387.716
	2005	$0.972781	$1.005752	310,093.201
	2004	$0.962720	$0.972781	350,877.697
	2003	$0.741225	$0.962720	539,181.575
	2002	$1.000000	$0.741225	373,313.290

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.203812	$1.648564	0.000
Subaccount Inception Date May 1, 2000	2008	$2.034339	$1.203812	0.000
	2007	$1.800162	$2.034339	0.000
	2006	$1.634275	$1.800162	112,701.595
	2005	$1.413088	$1.634275	592,932.041
	2004	$1.156879	$1.413088	689,738.771
	2003	$0.853928	$1.156879	679,590.205
	2002	$1.000000	$0.853928	549,824.123

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.721555	$1.111150	0.000
Subaccount Inception Date May 1, 2002	2008	$1.511759	$0.721555	0.000
	2007	$1.463296	$1.511759	0.000
	2006	$1.287159	$1.463296	103,791.729
	2005	$1.282351	$1.287159	587,543.983
	2004	$1.149605	$1.282351	616,430.312
	2003	$0.745495	$1.149605	681,463.967
	2002	$1.000000	$0.745495	487,592.872

Franklin Income Securities Fund – Class 2	2009	$0.665990	$0.884913	0.000
Subaccount Inception Date May 1, 2007	2008	$0.966259	$0.665990	0.000
	2007	$1.000000	$0.966259	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.591768	$0.730930	0.000
Subaccount Inception Date May 1, 2007	2008	$0.960326	$0.591768	0.000
	2007	$1.000000	$0.960326	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.621878	$0.835113	0.000
Subaccount Inception Date May 1, 2007	2008	$1.064515	$0.621878	0.000
	2007	$1.000000	$1.064515	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.989399	$1.400411	0.000
Subaccount Inception Date October 9, 2000	2008	$1.798630	$0.989399	0.000
	2007	$1.507857	$1.798630	0.000
	2006	$1.358004	$1.507857	0.000
	2005	$1.236979	$1.358004	96,336.367
	2004	$1.047848	$1.236979	136,650.568
	2003	$0.793465	$1.047848	90,964.895
	2002	$1.000000	$0.793465	105,806.424

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.668488	$0.900081	0.000
Subaccount Inception Date October 9, 2000	2008	$1.236153	$0.668488	0.000
	2007	$1.153613	$1.236153	0.000
	2006	$0.998152	$1.153613	70,912.293
	2005	$0.964837	$0.998152	428,312.419
	2004	$0.942022	$0.964837	345,938.304
	2003	$0.777262	$0.942022	339,489.824
	2002	$1.000000	$0.777262	392,470.065

131

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2009	$0.684789	$1.093260	0.000
Subaccount Inception Date May 1, 2002	2008	$1.155587	$0.684789	0.000
	2007	$1.153454	$1.155587	0.000
	2006	$1.042272	$1.153454	230,964.648
	2005	$1.012632	$1.042272	496,248.564
	2004	$0.973029	$1.012632	463,784.716
	2003	$0.744169	$0.973029	403,962.611
	2002	$1.000000	$0.744169	225,728.300

MFS ® Total Return Series – Service Class	2009	$0.963708	$1.111728	0.000
Subaccount Inception Date May 1, 2002	2008	$1.266160	$0.963708	0.000
	2007	$1.243331	$1.266160	0.000
	2006	$1.136630	$1.243331	138,948.885
	2005	$1.130502	$1.136630	445,714.772
	2004	$1.039145	$1.130502	461,154.394
	2003	$0.914134	$1.039145	372,548.052
	2002	$1.000000	$0.914134	305,394.312

Transamerica International Moderate Growth VP – Service Class	2009	$0.681270	$0.863371	0.000
Subaccount Inception Date May 1, 2006	2008	$1.091801	$0.681270	0.000
	2007	$1.027079	$1.091801	0.000
	2006	$1.000000	$1.027079	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.198851	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993349	$1.002548	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$1.023555	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$0.997612	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985143	$1.028991	0.000

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$1.052489	$1.353147	0.000
Subaccount Inception Date July 3, 1997	2008	$1.697953	$1.052489	0.000
	2007	$1.701163	$1.697953	68,455.695
	2006	$1.423778	$1.701163	110,127.254
	2005	$1.410722	$1.423778	110,837.974
	2004	$1.295590	$1.410722	111,583.242
	2003	$1.000000	$1.295590	2,036.330

BlackRock Global Allocation V.I. Fund	2009	$1.852161	$2.200946	0.000
Subaccount Inception Date July 3, 1997	2008	$2.344666	$1.852161	12,004.149
	2007	$2.044101	$2.344666	11,381.829
	2006	$1.789107	$2.044101	19,295.043
	2005	$1.651149	$1.789107	14,148.933
	2004	$1.472516	$1.651149	12,770.117
	2003	$1.000000	$1.472516	1,889.320

132

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Income V.I. Fund	2009	$0.917825	$1.409319	0.000
Subaccount Inception Date July 3, 1997	2008	$1.321947	$0.917825	0.000
	2007	$1.316716	$1.321947	0.000
	2006	$1.226947	$1.316716	0.000
	2005	$1.232378	$1.226947	0.000
	2004	$1.124189	$1.232378	2,164.705
	2003	$1.000000	$1.124189	2,167.600

Transamerica American Century Large Company Value VP – Service	2009	$0.972989	$1.143928	0.000
Class(1)	2008	$1.576666	$0.972989	0.000
Subaccount Inception Date May 1, 2001	2007	$1.630107	$1.576666	0.000
	2006	$1.391980	$1.630107	0.000
	2005	$1.367342	$1.391980	0.000
	2004	$1.227616	$1.367342	0.000
	2003	$1.000000	$1.227616	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.093129	$1.338595	171,768.883
Subaccount Inception Date May 1, 2002	2008	$1.418718	$1.093129	340,270.923
	2007	$1.363426	$1.418718	443,442.168
	2006	$1.274130	$1.363426	353,805.187
	2005	$1.237538	$1.274130	380,434.994
	2004	$1.153408	$1.237538	453,208.701
	2003	$1.000000	$1.153408	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.071875	$1.361319	188,538.236
Subaccount Inception Date May 1, 2002	2008	$1.814984	$1.071875	205,326.175
	2007	$1.721757	$1.814984	633,882.852
	2006	$1.523349	$1.721757	449,976.160
	2005	$1.388206	$1.523349	482,246.871
	2004	$1.243201	$1.388206	458,090.766
	2003	$1.000000	$1.243201	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.120464	$1.386267	1,215,639.778
Subaccount Inception Date May 1, 2002	2008	$1.548620	$1.120464	828,735.695
	2007	$1.466346	$1.548620	536,394.170
	2006	$1.344798	$1.466346	587,612.154
	2005	$1.280332	$1.344798	255,226.957
	2004	$1.175252	$1.280332	210,485.166
	2003	$1.000000	$1.175252	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.107219	$1.388041	1,590,197.997
Subaccount Inception Date May 1, 2002	2008	$1.683809	$1.107219	1,352,322.926
	2007	$1.596951	$1.683809	2,895,502.314
	2006	$1.434575	$1.596951	2,953,597.032
	2005	$1.333718	$1.434575	2,012,641.475
	2004	$1.202229	$1.333718	1,427,423.580
	2003	$1.000000	$1.202229	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.682168	$0.864938	256,349.992
Subaccount Inception Date May 1, 2006	2008	$1.092699	$0.682168	22,988.119
	2007	$1.027415	$1.092699	51,948.173
	2006	$1.000000	$1.027415	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.245302	$1.388309	5,753.954
Subaccount Inception Date May 1, 2000	2008	$1.926592	$1.245302	5,735.344
	2007	$1.883431	$1.926592	21,023.860
	2006	$1.647225	$1.883431	21,529.145
	2005	$1.451699	$1.647225	0.000
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000

133

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.303760	$1.700055	0.000
Subaccount Inception Date May 1, 2002	2008	$2.312845	$1.303760	0.000
	2007	$2.534421	$2.312845	0.000
	2006	$1.821483	$2.534421	0.000
	2005	$1.641439	$1.821483	0.000
	2004	$1.263687	$1.641439	0.000
	2003	$1.000000	$1.263687	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.939564	$1.191179	0.000
Subaccount Inception Date July 2, 1997	2008	$1.534022	$0.939564	0.000
	2007	$1.500317	$1.534022	0.000
	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.954687	$1.316798	0.000
Subaccount Inception Date November 18, 1996	2008	$1.548476	$0.954687	0.000
	2007	$1.419516	$1.548476	0.000
	2006	$1.425030	$1.419516	0.000
	2005	$1.280340	$1.425030	0.000
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.984780	$1.231606	0.000
Subaccount Inception Date May 1, 2000	2008	$1.582990	$0.984780	0.000
	2007	$1.602581	$1.582990	0.000
	2006	$1.381774	$1.602581	0.000
	2005	$1.357660	$1.381774	0.000
	2004	$1.271758	$1.357660	0.000
	2003	$1.000000	$1.271758	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.913370	$1.315063	0.000
Subaccount Inception Date June 1, 1998	2008	$1.249994	$0.913370	0.000
	2007	$1.253484	$1.249994	0.000
	2006	$1.155773	$1.253484	0.000
	2005	$1.161377	$1.155773	0.000
	2004	$1.081853	$1.161377	2,211.855
	2003	$1.000000	$1.081853	2,214.821

Transamerica MFS International Equity VP – Service Class	2009	$1.255425	$1.627585	0.000
Subaccount Inception Date May 1, 2001	2008	$1.986760	$1.255425	0.000
	2007	$1.861607	$1.986760	14,525.801
	2006	$1.544702	$1.861607	5,986.554
	2005	$1.401442	$1.544702	0.000
	2004	$1.251472	$1.401442	0.000
	2003	$1.000000	$1.251472	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.969167	$1.200353	0.000
Subaccount Inception Date May 1, 2000	2008	$1.679370	$0.969167	0.000
	2007	$1.426025	$1.679370	17,311.907
	2006	$1.383158	$1.426025	0.000
	2005	$1.303691	$1.383158	0.000
	2004	$1.187046	$1.303691	0.000
	2003	$1.000000	$1.187046	0.000

134

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class	2009	$1.062622	$1.205885	50,492.265
Subaccount Inception Date May 1, 2002	2008	$1.118307	$1.062622	0.000
	2007	$1.048482	$1.118307	0.000
	2006	$1.029279	$1.048482	0.000
	2005	$1.028898	$1.029279	0.000
	2004	$1.007067	$1.028898	0.000
	2003	$1.000000	$1.007067	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.019581	$1.251114	0.000
Subaccount Inception Date January 3, 1995	2008	$1.630050	$1.019581	0.000
	2007	$1.613486	$1.630050	27,402.808
	2006	$1.386333	$1.613486	33,853.085
	2005	$1.362121	$1.386333	34,063.592
	2004	$1.212812	$1.362121	34,290.760
	2003	$1.000000	$1.212812	2,083.513

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.905214	$1.268301	0.000
Subaccount Inception Date January 3, 1995	2008	$1.605908	$0.905214	0.000
	2007	$1.494642	$1.605908	17,913.792
	2006	$1.347434	$1.494642	0.000
	2005	$1.297785	$1.347434	0.000
	2004	$1.208289	$1.297785	0.000
	2003	$1.000000	$1.208289	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.050007	$1.424005	0.000
Subaccount Inception Date May 1, 2000	2008	$1.684240	$1.050007	0.000
	2007	$1.572309	$1.684240	5,866.443
	2006	$1.551860	$1.572309	2,711.429
	2005	$1.433725	$1.551860	2,731.514
	2004	$1.328123	$1.433725	2,752.741
	2003	$1.000000	$1.328123	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.818977	$1.026501	0.000
Subaccount Inception Date May 1, 2000	2008	$1.486908	$0.818977	0.000
	2007	$1.319186	$1.486908	0.000
	2006	$1.135930	$1.319186	0.000
	2005	$1.080456	$1.135930	0.000
	2004	$1.202376	$1.080456	0.000
	2003	$1.000000	$1.202376	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036128	$1.197245	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036128	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.984952	$1.216116	52,034.250
Subaccount Inception Date May 1, 2002	2008	$1.490120	$0.984952	52,651.620
	2007	$1.340751	$1.490120	53,078.143
	2006	$1.257570	$1.340751	0.000
	2005	$1.189960	$1.257570	0.000
	2004	$1.094745	$1.189960	0.000
	2003	$1.000000	$1.094745	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.005059	$1.292440	0.000
Subaccount Inception Date May 1, 2002	2008	$1.627346	$1.005059	0.000
	2007	$1.403407	$1.627346	1,565.283
	2006	$1.293626	$1.403407	1,573.772
	2005	$1.274297	$1.293626	1,585.434
	2004	$1.150373	$1.274297	1,597.760
	2003	$1.000000	$1.150373	0.000

135

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.994743	$1.257040	0.000
Subaccount Inception Date May 1, 2000	2008	$1.885253	$0.994743	0.000
	2007	$1.657273	$1.885253	0.000
	2006	$1.559602	$1.657273	0.000
	2005	$1.368016	$1.559602	0.000
	2004	$1.206930	$1.368016	0.000
	2003	$1.000000	$1.206930	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.157844	$1.549674	0.000
Subaccount Inception Date May 2, 2001	2008	$2.004095	$1.157844	0.000
	2007	$1.665666	$2.004095	1,722.052
	2006	$1.619573	$1.665666	0.000
	2005	$1.424884	$1.619573	0.000
	2004	$1.247516	$1.424884	0.000
	2003	$1.000000	$1.247516	0.000

Transamerica Money Market VP – Service Class	2009	$1.036718	$1.016514	0.000
Subaccount Inception Date April 8, 1991	2008	$1.035117	$1.036718	0.000
	2007	$1.007888	$1.035117	0.000
	2006	$0.983994	$1.007888	0.000
	2005	$0.977921	$0.983994	0.000
	2004	$0.990061	$0.977921	0.000
	2003	$1.000000	$0.990061	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.881506	$1.364512	0.000
Subaccount Inception Date May 1, 2001	2008	$1.758820	$0.881506	0.000
	2007	$1.354086	$1.758820	0.000
	2006	$1.370655	$1.354086	0.000
	2005	$1.372482	$1.370655	0.000
	2004	$1.301642	$1.372482	0.000
	2003	$1.000000	$1.301642	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658398	$0.922394	0.000
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.658398	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.104917	$1.128725	98,561.663
Subaccount Inception Date May 13, 1994	2008	$1.049269	$1.104917	0.000
	2007	$1.011863	$1.049269	103,254.657
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713074	$0.860905	20,064.792
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713074	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815125	$0.931235	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815125	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719388	$0.868778	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719388	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$1.349067	$1.662230	0.000
Class(9)	2008	$2.257740	$1.349067	0.000
Subaccount Inception Date April 8, 1991	2007	$1.997959	$2.257740	4,935.055
	2006	$1.654255	$1.997959	5,545.198
	2005	$1.485104	$1.654255	0.000
	2004	$1.309149	$1.485104	0.000
	2003	$1.000000	$1.309149	0.000

136

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.883883	$1.257249	0.000
Subaccount Inception Date April 8, 1991	2008	$1.560058	$0.883883	0.000
	2007	$1.460796	$1.560058	0.000
	2006	$1.353720	$1.460796	0.000
	2005	$1.265299	$1.353720	0.000
	2004	$1.146984	$1.265299	0.000
	2003	$1.000000	$1.146984	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.884047	$1.387778	0.000
Subaccount Inception Date May 1, 2001	2008	$1.683721	$0.884047	0.000
	2007	$1.405104	$1.683721	0.000
	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.104917	$1.128725	25,345.362
Subaccount Inception Date November 3, 2003	2008	$1.049269	$1.104917	268,618.869
	2007	$1.011863	$1.049269	103,254.657
	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.749502	$1.085592	0.000
Subaccount Inception Date May 1, 2002	2008	$1.589682	$0.749502	0.000
	2007	$1.599838	$1.589682	71,044.521
	2006	$1.444778	$1.599838	92,240.781
	2005	$1.397721	$1.444778	92,855.557
	2004	$1.286328	$1.397721	93,494.494
	2003	$1.000000	$1.286328	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.868084	$1.027386	0.000
Subaccount Inception Date May 1, 2002	2008	$1.543441	$0.868084	0.000
	2007	$1.409148	$1.543441	0.000
	2006	$1.355161	$1.409148	0.000
	2005	$1.272982	$1.355161	0.000
	2004	$1.221185	$1.272982	0.000
	2003	$1.000000	$1.221185	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012300	$1.232706	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012300	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.939422	$1.108421	0.000
Subaccount Inception Date May 1, 2001	2008	$1.615870	$0.939422	0.000
	2007	$1.571957	$1.615870	0.000
	2006	$1.370533	$1.571957	0.000
	2005	$1.336441	$1.370533	0.000
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.877151	$1.179043	7,395.549
Subaccount Inception Date May 1, 2001	2008	$1.486858	$0.877151	7,371.451
	2007	$1.335013	$1.486858	12,948.430
	2006	$1.370428	$1.335013	13,056.800
	2005	$1.217098	$1.370428	0.000
	2004	$1.145885	$1.217098	0.000
	2003	$1.000000	$1.145885	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663418	$0.899667	85,199.566
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663418	0.000

137

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.125627	$1.494952	6,057.904
Subaccount Inception Date May 1, 2000	2008	$2.003619	$1.125627	6,038.232
	2007	$1.742412	$2.003619	16,418.899
	2006	$1.594841	$1.742412	38,284.385
	2005	$1.394496	$1.594841	21,726.227
	2004	$1.235210	$1.394496	21,858.065
	2003	$1.000000	$1.235210	2,066.426

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.926193	$1.179385	0.000
Subaccount Inception Date May 1, 2000	2008	$1.652131	$0.926193	0.000
	2007	$1.664181	$1.652131	86,080.886
	2006	$1.415316	$1.664181	91,850.937
	2005	$1.367371	$1.415316	92,463.116
	2004	$1.253935	$1.367371	93,099.352
	2003	$1.000000	$1.253935	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.869615	$1.090989	0.000
Subaccount Inception Date May 1, 2001	2008	$1.683580	$0.869615	0.000
	2007	$1.355936	$1.683580	0.000
	2006	$1.297697	$1.355936	0.000
	2005	$1.254545	$1.297697	0.000
	2004	$1.240965	$1.254545	0.000
	2003	$1.000000	$1.240965	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.448116	$1.984089	4,734.801
Subaccount Inception Date May 1, 2000	2008	$2.445989	$1.448116	4,719.315
	2007	$2.163353	$2.445989	18,846.536
	2006	$1.963029	$2.163353	32,942.236
	2005	$1.696510	$1.963029	19,929.940
	2004	$1.388232	$1.696510	18,641.060
	2003	$1.000000	$1.388232	1,996.667

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.926986	$1.428212	0.000
Subaccount Inception Date May 1, 2002	2008	$1.941190	$0.926986	0.000
	2007	$1.878038	$1.941190	7,630.162
	2006	$1.651177	$1.878038	20,039.151
	2005	$1.644209	$1.651177	20,158.025
	2004	$1.473285	$1.644209	20,286.770
	2003	$1.000000	$1.473285	1,829.389

Franklin Income Securities Fund – Class 2	2009	$0.666535	$0.886076	0.000
Subaccount Inception Date May 1, 2007	2008	$0.966569	$0.666535	0.000
	2007	$1.000000	$0.966569	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.592261	$0.731897	0.000
Subaccount Inception Date May 1, 2007	2008	$0.960642	$0.592261	0.000
	2007	$1.000000	$0.960642	7,478.037

Templeton Foreign Securities Fund – Class 2	2009	$0.622392	$0.836210	0.000
Subaccount Inception Date May 1, 2007	2008	$1.064874	$0.622392	0.000
	2007	$1.000000	$1.064874	17,015.555

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989628	$1.260066	39,581.406
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989628	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.185241	$1.678444	0.000
Subaccount Inception Date October 9, 2000	2008	$2.153572	$1.185241	0.000
	2007	$1.804538	$2.153572	0.000
	2006	$1.624397	$1.804538	0.000
	2005	$1.478910	$1.624397	0.000
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000

138

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.879183	$1.184350	0.000
Subaccount Inception Date October 9, 2000	2008	$1.624967	$0.879183	0.000
	2007	$1.515715	$1.624967	0.000
	2006	$1.310830	$1.515715	0.000
	2005	$1.266456	$1.310830	0.000
	2004	$1.235897	$1.266456	0.000
	2003	$1.000000	$1.235897	0.000

MFS ® New Discovery Series – Service Class	2009	$0.895355	$1.430124	0.000
Subaccount Inception Date May 1, 2002	2008	$1.510170	$0.895355	0.000
	2007	$1.506637	$1.510170	0.000
	2006	$1.360745	$1.506637	0.000
	2005	$1.321391	$1.360745	0.000
	2004	$1.269099	$1.321391	0.000
	2003	$1.000000	$1.269099	0.000

MFS ® Total Return Series – Service Class	2009	$1.041800	$1.202404	0.000
Subaccount Inception Date May 1, 2002	2008	$1.368091	$1.041800	0.000
	2007	$1.342760	$1.368091	0.000
	2006	$1.226918	$1.342760	0.000
	2005	$1.219711	$1.226918	0.000
	2004	$1.120598	$1.219711	0.000
	2003	$1.000000	$1.120598	0.000

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.610890	$0.773764	0.000
Subaccount Inception Date	2008	$1.154157	$0.610890	0.000
	2007	$1.012481	$1.154157	0.000
	2006	$1.000000	$1.012481	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989768	$1.007586	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000889	$0.993302	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986792	$1.007829	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986471	$1.002444	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982902	$0.979961	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988800	$1.003223	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199247	224,063.697

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.202998	14,799.727

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990704	$1.008739	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995058	$0.983042	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988957	$1.005897	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986561	$0.985270	0.000

139

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998149	$1.020080	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997255	$1.021832	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996387	$1.020750	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.003102	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.023612	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$0.997673	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985145	$1.029054	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560486	0.000

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.793990	$0.972755	420,033.768
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.793990	64,638.500

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.764658	$0.946527	817,897.028
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.764658	154,109.907

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.716069	$0.898123	6,655,850.072
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.716069	2,498,539.513

Transamerica International Moderate Growth VP – Service Class	2009	$0.684650	$0.868514	447,997.049
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.684650	183,574.315

Transamerica PIMCO Total Return VP – Service Class	2009	$0.917950	$1.042214	234,004.071
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.917950	39,511.282

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	36,603.572
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.733029	$0.905514	52,216.120
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.733029	0.000

Transamerica Money Market VP – Service Class	2009	$1.000804	$0.981792	2,131,405.253
Subaccount Inception Date April 8, 1991	2008	$1.000000	$1.000804	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.030339	$1.053056	13,025.572
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.030339	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713310	$0.861611	76,587.618
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713310	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	147,110.726
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	63,727.345
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.000

140

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663638	$0.900399	181,968.857
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663638	0.000

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2009	$0.989698	$1.260784	510,576.825
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0.000

American Funds - Asset Allocation Fund - Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000

American Funds - Bond Fund - Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$0.862057	$1.110497	0.000
Subaccount Inception Date July 3, 1997	2008	$1.387998	$0.862057	0.000
	2007	$1.387875	$1.387998	42,774.264
	2006	$1.159303	$1.387875	71,240.627
	2005	$1.146425	$1.159303	271,743.124
	2004	$1.050792	$1.146425	284,670.421
	2003	$0.802861	$1.050792	171,659.660
	2002	$1.000000	$0.802861	142,913.370

BlackRock Global Allocation V.I. Fund	2009	$1.522053	$1.812235	2,497.246
Subaccount Inception Date July 3, 1997	2008	$1.922993	$1.522053	20,745.825
	2007	$1.673181	$1.922993	84,035.515
	2006	$1.461597	$1.673181	71,321.179
	2005	$1.346253	$1.461597	196,650.936
	2004	$1.198247	$1.346253	139,890.818
	2003	$0.801664	$1.198247	18,373.610
	2002	$1.000000	$0.801664	100.000

BlackRock High Income V.I. Fund	2009	$0.984438	$1.514573	23,261.642
Subaccount Inception Date July 3, 1997	2008	$1.415102	$0.984438	0.000
	2007	$1.406716	$1.415102	0.000
	2006	$1.308245	$1.406716	15,532.237
	2005	$1.311471	$1.308245	61,684.039
	2004	$1.194000	$1.311471	38,118.208
	2003	$0.948745	$1.194000	37,996.320
	2002	$1.000000	$0.948745	13,615.860

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.983891	$1.159015	0.000
Subaccount Inception Date May 1, 2001	2008	$1.591187	$0.983891	0.000
	2007	$1.641878	$1.591187	0.000
	2006	$1.399290	$1.641878	0.000
	2005	$1.371834	$1.399290	0.000
	2004	$1.229225	$1.371834	0.000
	2003	$1.000000	$1.229225	0.000

141

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2009	$1.105362	$1.356226	479,146.755
Subaccount Inception Date May 1, 2002	2008	$1.431771	$1.105362	316,733.905
	2007	$1.373273	$1.431771	214,126.184
	2006	$1.280824	$1.373273	82,791.642
	2005	$1.241621	$1.280824	84,983.776
	2004	$1.154926	$1.241621	51,178.937
	2003	$1.000000	$1.154926	0.000

Transamerica Asset Allocation - Growth VP – Service Class	2009	$1.083908	$1.379306	166,087.433
Subaccount Inception Date May 1, 2002	2008	$1.831726	$1.083908	166,087.433
	2007	$1.734202	$1.831726	4,402.056
	2006	$1.531359	$1.734202	74,147.510
	2005	$1.392775	$1.531359	81,933.733
	2004	$1.244833	$1.392775	81,978.349
	2003	$1.000000	$1.244833	0.000

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$1.133012	$1.404545	1,155,574.690
Subaccount Inception Date May 1, 2002	2008	$1.562871	$1.133012	761,185.063
	2007	$1.476927	$1.562871	658,939.489
	2006	$1.351853	$1.476927	583,092.883
	2005	$1.284535	$1.351853	301,867.164
	2004	$1.176789	$1.284535	223,732.703
	2003	$1.000000	$1.176789	0.000

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$1.119595	$1.406322	4,797,561.409
Subaccount Inception Date May 1, 2002	2008	$1.699284	$1.119595	3,777,940.203
	2007	$1.608453	$1.699284	3,625,069.354
	2006	$1.442088	$1.608453	3,038,371.068
	2005	$1.338083	$1.442088	387,989.783
	2004	$1.203797	$1.338083	270,940.243
	2003	$1.000000	$1.203797	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.685764	$0.871200	1,232,088.909
Subaccount Inception Date May 1, 2006	2008	$1.096293	$0.685764	1,234,845.793
	2007	$1.028754	$1.096293	986,828.043
	2006	$1.000000	$1.028754	149,404.243

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.259233	$1.406606	43,022.991
Subaccount Inception Date May 1, 2000	2008	$1.944314	$1.259233	6,575.175
	2007	$1.897007	$1.944314	34,991.636
	2006	$1.655859	$1.897007	48,280.986
	2005	$1.456462	$1.655859	60,625.141
	2004	$1.256578	$1.456462	22,172.489
	2003	$1.000000	$1.256578	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.318381	$1.722493	0.000
Subaccount Inception Date May 1, 2002	2008	$2.334170	$1.318381	0.000
	2007	$2.552750	$2.334170	6,036.768
	2006	$1.831065	$2.552750	6,050.635
	2005	$1.646832	$1.831065	6,067.117
	2004	$1.265349	$1.646832	37,732.291
	2003	$1.000000	$1.265349	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.950074	$1.206866	0.000
Subaccount Inception Date May 1, 1997	2008	$1.548137	$0.950074	0.000
	2007	$1.511147	$1.548137	0.000
	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.213714	$1.319853	0.000
	2003	$1.000000	$1.213714	0.000

142

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP– Service Class(3)	2009	$0.965373	$1.334166	0.000
Subaccount Inception Date November 18, 1996	2008	$1.562727	$0.965373	0.000
	2007	$1.429758	$1.562727	0.000
	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.201203	$1.284548	0.000
	2003	$1.000000	$1.201203	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.995802	$1.247848	0.000
Subaccount Inception Date May 1, 2000	2008	$1.597549	$0.995802	0.000
	2007	$1.614131	$1.597549	0.000
	2006	$1.389017	$1.614131	30,985.653
	2005	$1.362113	$1.389017	0.000
	2004	$1.273418	$1.362113	0.000
	2003	$1.000000	$1.273418	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.923616	$1.332433	0.000
Subaccount Inception Date June 1, 1998	2008	$1.261535	$0.923616	0.000
	2007	$1.262547	$1.261535	0.000
	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.083263	$1.165192	0.000
	2003	$1.000000	$1.083263	0.000

Transamerica MFS International Equity VP – Service Class	2009	$1.269470	$1.649029	4,773.296
Subaccount Inception Date May 1, 2001	2008	$2.005032	$1.269470	4,738.798
	2007	$1.875035	$2.005032	8,405.138
	2006	$1.552796	$1.875035	0.000
	2005	$1.406046	$1.552796	0.000
	2004	$1.253116	$1.406046	0.000
	2003	$1.000000	$1.253116	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.980016	$1.216181	16,879.943
Subaccount Inception Date May 1, 2000	2008	$1.694822	$0.980016	16,813.150
	2007	$1.436307	$1.694822	40,632.557
	2006	$1.390417	$1.436307	0.000
	2005	$1.307980	$1.390417	0.000
	2004	$1.188601	$1.307980	0.000
	2003	$1.000000	$1.188601	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.074549	$1.221804	354,748.368
Subaccount Inception Date May 1, 2002	2008	$1.128642	$1.074549	126,990.968
	2007	$1.056081	$1.128642	60,754.715
	2006	$1.034705	$1.056081	20,711.531
	2005	$1.032300	$1.034705	50,851.029
	2004	$1.008398	$1.032300	0.000
	2003	$1.000000	$1.008398	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.030996	$1.267609	50,331.157
Subaccount Inception Date January 3, 1995	2008	$1.645058	$1.030996	49,864.047
	2007	$1.625122	$1.645058	91,439.963
	2006	$1.393606	$1.625122	49,248.679
	2005	$1.366596	$1.393606	36,094.169
	2004	$1.214405	$1.366596	47,762.075
	2003	$1.000000	$1.214405	0.000

143

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.915360	$1.285036	55,968.183
Subaccount Inception Date January 3, 1995	2008	$1.620716	$0.915360	57,107.480
	2007	$1.505454	$1.620716	93,774.126
	2006	$1.354520	$1.505454	53,454.839
	2005	$1.302059	$1.354520	32,235.992
	2004	$1.209875	$1.302059	32,235.992
	2003	$1.000000	$1.209875	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.061784	$1.442802	1,665,.891
Subaccount Inception Date May 1, 2000	2008	$1.699765	$1.061784	1,654.046
	2007	$1.583665	$1.699765	23,886.070
	2006	$1.559996	$1.583665	29,724.128
	2005	$1.438430	$1.559996	41,229.471
	2004	$1.329865	$1.438430	21,038.386
	2003	$1.000000	$1.329865	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.826537	$1.038021	0.000
Subaccount Inception Date May 1, 2000	2008	$1.497671	$0.826537	0.000
	2007	$1.326111	$1.497671	18,909.452
	2006	$1.139655	$1.326111	0.000
	2005	$1.081888	$1.139655	0.000
	2004	$1.203949	$1.081888	0.000
	2003	$1.000000	$1.203949	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036413	$1.199928	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.995965	$1.232127	25,360.941
Subaccount Inception Date May 1, 2002	2008	$1.503827	$0.995965	49,904.397
	2007	$1.350408	$1.503827	0.000
	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.096176	$1.193854	0.000
	2003	$1.000000	$1.096176	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.016333	$1.309504	0.000
Subaccount Inception Date May 1, 2002	2008	$1.642351	$1.016333	0.000
	2007	$1.413552	$1.642351	2,074.293
	2006	$1.300420	$1.413552	2,084.918
	2005	$1.278480	$1.300420	2,097.734
	2004	$1.151882	$1.278480	2,112.138
	2003	$1.000000	$1.151882	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.005909	$1.273661	0.000
Subaccount Inception Date May 1, 2000	2008	$1.902647	$1.005909	0.000
	2007	$1.669256	$1.902647	0.000
	2006	$1.567795	$1.669256	0.000
	2005	$1.372516	$1.567795	20,091.780
	2004	$1.208512	$1.372516	23,294.940
	2003	$1.000000	$1.208512	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.170813	$1.570113	905.174
Subaccount Inception Date May 2, 2001	2008	$2.022540	$1.170813	898.778
	2007	$1.677686	$2.022540	1,604.297
	2006	$1.628076	$1.677686	28,631.796
	2005	$1.429566	$1.628076	29,610.946
	2004	$1.249155	$1.429566	0.000
	2003	$1.000000	$1.249155	0.000

144

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.048328	$1.029906	8,394.417
Subaccount Inception Date April 8, 1991	2008	$1.044644	$1.048328	102,127.536
	2007	$1.015159	$1.044644	0.000
	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$0.991361	$0.981125	0.000
	2003	$1.000000	$0.991361	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.891369	$1.382478	0.000
Subaccount Inception Date May 1, 2001	2008	$1.774991	$0.891369	0.000
	2007	$1.363850	$1.774991	23,861.605
	2006	$1.377844	$1.363850	27,616.540
	2005	$1.376983	$1.377844	0.000
	2004	$1.303343	$1.376983	11,309.215
	2003	$1.000000	$1.303343	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659621	$0.925936	0.000
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.659621	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	24,586.443
Subaccount Inception Date May 13, 1994	2008	$1.058956	$1.117307	23,913.154
	2007	$1.019177	$1.058956	36,804.443
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.714013	$0.863718	28,852.435
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714013	31,892.733

Transamerica Index 50 VP – Service Class	2009	$0.816191	$0.934286	428,511.404
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	0.000

Transamerica Index 75 VP – Service Class	2009	$0.720336	$0.871619	38,496.677
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.364159	$1.684119	11,999.643
Subaccount Inception Date April 8, 1991	2008	$2.278505	$1.364159	12,671.094
	2007	$2.012367	$2.278505	11,363.858
	2006	$1.662924	$2.012367	8,254.258
	2005	$1.489961	$1.662924	28,678.267
	2004	$1.310854	$1.489961	11,150.201
	2003	$1.000000	$1.310854	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.893804	$1.273847	49,221.949
Subaccount Inception Date April 8, 1991	2008	$1.574465	$0.893804	52,346.622
	2007	$1.471367	$1.574465	48,776.277
	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.148504	$1.269474	0.000
	2003	$1.000000	$1.148504	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.893953	$1.406099	0.000
Subaccount Inception Date May 1, 2001	2008	$1.699228	$0.893953	0.000
	2007	$1.415249	$1.699228	0.000
	2006	$1.314576	$1.415249	0.000
	2005	$1.246984	$1.314576	0.000
	2004	$1.187376	$1.246984	0.000
	2003	$1.000000	$1.187376	0.000

145

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.117307	$1.143620	156,980.896
Subaccount Inception Date November 3, 2003	2008	$1.058956	$1.117307	200,661.259
	2007	$1.019177	$1.058956	0.000
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.582704	$0.845657	0.000
Subaccount Inception Date May 1, 2002	2008	$1.233469	$0.582704	0.000
	2007	$1.238907	$1.233469	0.000
	2006	$1.116640	$1.238907	6,907.463
	2005	$1.078165	$1.116640	71,475.820
	2004	$0.990290	$1.078165	57,942.710
	2003	$0.756303	$0.990290	56,539.098
	2002	$1.000000	$0.756303	56,248.742

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.721028	$0.855021	0.000
Subaccount Inception Date May 1, 2002	2008	$1.279447	$0.721028	0.000
	2007	$1.165818	$1.279447	0.000
	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.004374	$1.049046	0.000
	2003	$0.791459	$1.004374	0.000
	2002	$1.000000	$0.791459	100.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012578	$1.235456	8,028.917
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.789906	$0.933832	0.000
Subaccount Inception Date May 1, 2001	2008	$1.356010	$0.789906	0.000
	2007	$1.316563	$1.356010	0.000
	2006	$1.145620	$1.316563	8,462.198
	2005	$1.114942	$1.145620	159,634.157
	2004	$1.020536	$1.114942	164,568.837
	2003	$0.785944	$1.020536	181,692.664
	2002	$1.000000	$0.785944	194,607.233

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.731485	$0.985173	0.000
Subaccount Inception Date May 1, 2001	2008	$1.237498	$0.731485	0.000
	2007	$1.108921	$1.237498	22,856.873
	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	10,519.518
	2004	$0.946253	$1.007039	11,529.775
	2003	$0.780824	$0.946253	15,735.769
	2002	$1.000000	$0.780824	15,214.538

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664291	$0.902620	192,782.722
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664291	32,032.159

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.997835	$1.327858	48,273.391
Subaccount Inception Date May 1, 2000	2008	$1.772645	$0.997835	66,628.995
	2007	$1.538520	$1.772645	87,488.781
	2006	$1.405466	$1.538520	24,700.100
	2005	$1.226508	$1.405466	328,546.218
	2004	$1.084281	$1.226508	278,180.708
	2003	$0.861015	$1.084281	198,446.854
	2002	$1.000000	$0.861015	199,373.793

146

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.778067	$0.992706	9,588.897
Subaccount Inception Date May 1, 2000	2008	$1.385163	$0.778067	9,519.386
	2007	$1.392518	$1.385163	17,069.626
	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	16,383.193
	2004	$1.043088	$1.139689	16,456.644
	2003	$0.816627	$1.043088	13,660.363
	2002	$1.000000	$0.816627	3,973.854

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.684095	$0.859926	0.000
Subaccount Inception Date May 1, 2001	2008	$1.321792	$0.684095	0.000
	2007	$1.062459	$1.321792	0.000
	2006	$1.014833	$1.062459	0.000
	2005	$0.979170	$1.014833	89,407.871
	2004	$0.966666	$0.979170	89,514.610
	2003	$0.742445	$0.966666	88,551.691
	2002	$1.000000	$0.742445	89,946.357

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.223665	$1.679865	1,370.910
Subaccount Inception Date May 1, 2000	2008	$2.062803	$1.223665	1,361.329
	2007	$1.820851	$2.062803	33,446.695
	2006	$1.649015	$1.820851	65,596.864
	2005	$1.422355	$1.649015	189,477.353
	2004	$1.161607	$1.422355	176,597.480
	2003	$0.855329	$1.161607	59,884.631
	2002	$1.000000	$0.855329	54,431.908

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.733474	$1.132287	1,806.971
Subaccount Inception Date May 1, 2002	2008	$1.532933	$0.733474	1,794.088
	2007	$1.480144	$1.532933	7,380.949
	2006	$1.298798	$1.480144	16,141.955
	2005	$1.290779	$1.298798	81,679.010
	2004	$1.154319	$1.290779	129,553.201
	2003	$0.746720	$1.154319	95,186.562
	2002	$1.000000	$0.746720	76,856.225

Franklin Income Securities Fund – Class 2	2009	$0.668732	$0.890743	12,447.164
Subaccount Inception Date May 1, 2007	2008	$0.967845	$0.668732	12,447.164
	2007	$1.000000	$0.967845	12,447.164

Mutual Shares Securities Fund – Class 2	2009	$0.594212	$0.735749	3,957.098
Subaccount Inception Date May 1, 2007	2008	$0.961906	$0.594212	3,928.828
	2007	$1.000000	$0.961906	7,021.547

Templeton Foreign Securities Fund – Class 2	2009	$0.624431	$0.840606	9,018.126
Subaccount Inception Date May 1, 2007	2008	$1.066262	$0.624431	8,953.833
	2007	$1.000000	$1.066262	15,977.033

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989903	$1.262890	19,094.079
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.005732	$1.427028	0.000
Subaccount Inception Date October 9, 2000	2008	$1.823801	$1.005732	0.000
	2007	$1.525205	$1.823801	15,584.055
	2006	$1.370267	$1.525205	3,601.066
	2005	$1.245100	$1.370267	14,689.275
	2004	$1.052147	$1.245100	42,412.245
	2003	$0.794771	$1.052147	33,219.886
	2002	$1.000000	$0.794771	18,901.251

147

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.679515	$0.917171	0.000
Subaccount Inception Date October 9, 2000	2008	$1.253455	$0.679515	0.000
	2007	$1.166880	$1.253455	0.000
	2006	$1.007177	$1.166880	37,433.964
	2005	$0.971196	$1.007177	51,757.983
	2004	$0.945896	$0.971196	54,958.117
	2003	$0.778551	$0.945896	62,866.501
	2002	$1.000000	$0.778551	59,677.782

MFS ® New Discovery Series – Service Class	2009	$0.696096	$1.114037	0.000
Subaccount Inception Date May 1, 2002	2008	$1.171768	$0.696096	0.000
	2007	$1.166718	$1.171768	0.000
	2006	$1.051684	$1.166718	43,159.015
	2005	$1.019281	$1.051684	71,095.318
	2004	$0.977008	$1.019281	63,078.205
	2003	$0.745393	$0.977008	44,421.507
	2002	$1.000000	$0.745393	71,839.384

MFS ® Total Return Series – Service Class	2009	$0.979621	$1.132857	0.000
Subaccount Inception Date May 1, 2002	2008	$1.283895	$0.979621	0.000
	2007	$1.257638	$1.283895	0.000
	2006	$1.146906	$1.257638	73,440.496
	2005	$1.137939	$1.146906	81,145.111
	2004	$1.043403	$1.137939	88,343.180
	2003	$0.915635	$1.043403	0.000
	2002	$1.000000	$0.915635	100.000

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.842985	$0.994325	0.000
Subaccount Inception Date May 1, 2001	2008	$1.357548	$0.842985	0.000
	2007	$1.397701	$1.357548	0.000
	2006	$1.188816	$1.397701	6,551.888
	2005	$1.161983	$1.188816	10,329.693
	2004	$1.038473	$1.161983	10,323.429
	2003	$0.820840	$1.038473	11,860.146
	2002	$1.000000	$0.820840	8,058.796

Transamerica Asset Allocation - Conservative VP – Initial Class	2009	$1.046217	$1.286970	0.000
Subaccount Inception Date May 1, 2002	2008	$1.351352	$1.046217	0.000
	2007	$1.293240	$1.351352	0.000
	2006	$1.202844	$1.293240	504,307.235
	2005	$1.164118	$1.202844	1,478,267.613
	2004	$1.080197	$1.164118	1,507,143.730
	2003	$0.894630	$1.080197	1,530,979.665
	2002	$1.000000	$0.894630	508,044.829

Transamerica Asset Allocation - Growth VP – Initial Class	2009	$0.909787	$1.160190	0.000
Subaccount Inception Date May 1, 2002	2008	$1.534391	$0.909787	0.000
	2007	$1.449726	$1.534391	0.000
	2006	$1.276402	$1.449726	0.000
	2005	$1.157617	$1.276402	98,060.567
	2004	$1.032106	$1.157617	0.000
	2003	$0.803272	$1.032106	0.000
	2002	$1.000000	$0.803272	100.000

148

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate VP – Initial Class	2009	$1.036230	$1.286654	0.000
Subaccount Inception Date May 1, 2002	2008	$1.424937	$1.036230	0.000
	2007	$1.343815	$1.424937	0.000
	2006	$1.227090	$1.343815	1,000,460.922
	2005	$1.162564	$1.227090	3,176,590.498
	2004	$1.062487	$1.162564	3,255,959.367
	2003	$0.866203	$1.062487	3,072,426.130
	2002	$1.000000	$0.866203	1,263,394.755

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2009	$0.985584	$1.240775	0.000
Subaccount Inception Date May 1, 2002	2008	$1.492329	$0.985584	0.000
	2007	$1.409255	$1.492329	0.000
	2006	$1.260212	$1.409255	465,090.985
	2005	$1.167152	$1.260212	1,773,582.314
	2004	$1.046470	$1.167152	1,427,450.863
	2003	$0.837699	$1.046470	1,427,453.756
	2002	$1.000000	$0.837699	841,961.184

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.044240	$1.169286	0.000
Subaccount Inception Date May 1, 2000	2008	$1.608082	$1.044240	0.000
	2007	$1.564629	$1.608082	0.000
	2006	$1.362205	$1.564629	0.000
	2005	$1.196010	$1.362205	2,914.111
	2004	$1.028886	$1.196010	35,442.322
	2003	$0.807044	$1.028886	37,909.787
	2002	$1.000000	$0.807044	30,365.487

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.304410	$1.709535	0.000
Subaccount Inception Date May 1, 2002	2008	$2.304749	$1.304410	0.000
	2007	$2.515119	$2.304749	0.000
	2006	$1.799524	$2.515119	9,472.819
	2005	$1.614316	$1.799524	43,713.740
	2004	$1.236967	$1.614316	51,000.064
	2003	$0.927684	$1.236967	41,529.571
	2002	$1.000000	$0.927684	39,351.376

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.804014	$1.023504	0.000
Subaccount Inception Date May 2, 1997	2008	$1.306535	$0.804014	0.000
	2007	$1.272441	$1.306535	0.000
	2006	$1.123296	$1.272441	0.000
	2005	$1.105224	$1.123296	16,985.800
	2004	$1.013488	$1.105224	16,903.065
	2003	$0.800129	$1.013488	13,818.044
	2002	$1.000000	$0.800129	4,067.380

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.772700	$1.070273	0.000
Subaccount Inception Date November 18, 1996	2008	$1.248820	$0.772700	0.000
	2007	$1.140144	$1.248820	0.000
	2006	$1.138277	$1.140144	12,851.858
	2005	$1.018303	$1.138277	54,865.683
	2004	$0.949970	$1.018303	106,465.680
	2003	$0.750968	$0.949970	107,149.803
	2002	$1.000000	$0.750968	51,386.028

149

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class(4)	2009	$0.805520	$1.012124	0.000
Subaccount Inception Date May 1, 2000	2008	$1.288745	$0.805520	0.000
	2007	$1.298625	$1.288745	0.000
	2006	$1.115022	$1.298625	0.000
	2005	$1.090563	$1.115022	41,451.663
	2004	$1.017261	$1.090563	41,626.647
	2003	$0.766218	$1.017261	41,805.997
	2002	$1.000000	$0.766218	42,080.744

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.985729	$1.425705	0.000
Subaccount Inception Date June 1, 1998	2008	$1.341611	$0.985729	0.000
	2007	$1.341031	$1.341611	0.000
	2006	$1.230410	$1.341031	17,867.651
	2005	$1.230186	$1.230410	86,295.061
	2004	$1.140942	$1.230186	107,523.543
	2003	$0.986461	$1.140942	101,696.270
	2002	$1.000000	$0.986461	46,697.718

Transamerica MFS International Equity VP – Initial Class	2009	$0.996430	$1.298712	0.000
Subaccount Inception Date May 1, 2001	2008	$1.567689	$0.996430	0.000
	2007	$1.462224	$1.567689	0.000
	2006	$1.209466	$1.462224	0.000
	2005	$1.090843	$1.209466	52,906.621
	2004	$0.971224	$1.090843	53,134.752
	2003	$0.789104	$0.971224	59,334.823
	2002	$1.000000	$0.789104	2,995.759

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.167202	$1.330428	0.000
Subaccount Inception Date May 1, 2002	2008	$1.222403	$1.167202	0.000
	2007	$1.142296	$1.222403	0.000
	2006	$1.115824	$1.142296	12,041.868
	2005	$1.109997	$1.115824	334,698.139
	2004	$1.081412	$1.109997	353,224.206
	2003	$1.049414	$1.081412	622,522.000
	2002	$1.000000	$1.049414	159,936.287

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.889780	$1.096239	0.000
Subaccount Inception Date January 3, 1995	2008	$1.414775	$0.889780	0.000
	2007	$1.394128	$1.414775	0.000
	2006	$1.192950	$1.394128	0.000
	2005	$1.166444	$1.192950	51,484.971
	2004	$1.034280	$1.166444	39,668.318
	2003	$0.838349	$1.034280	32,909.395
	2002	$1.000000	$0.838349	25,977.359

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.801575	$1.128450	0.000
Subaccount Inception Date January 3, 1995	2008	$1.416259	$0.801575	0.000
	2007	$1.311858	$1.416259	0.000
	2006	$1.192950	$1.311858	0.000
	2005	$1.166444	$1.192950	51,484.971
	2004	$1.034280	$1.166444	39,668.318
	2003	$0.838349	$1.034280	32,909.395
	2002	$1.000000	$0.838349	25,977.359

150

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.826476	$1.126075	0.000
Subaccount Inception Date May 1, 2000	2008	$1.319913	$0.826476	0.000
	2007	$1.225996	$1.319913	28,005.748
	2006	$1.177805	$1.225996	5,983.298
	2005	$1.129348	$1.177805	123,857.119
	2004	$1.046575	$1.129348	117,733.262
	2003	$0.814764	$1.046575	130,959.700
	2002	$1.000000	$0.814764	124,134.555

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.850089	$1.071551	0.000
Subaccount Inception Date May 1, 2000	2008	$1.536495	$0.850089	0.000
	2007	$1.357362	$1.536495	0.000
	2006	$1.163160	$1.357362	0.000
	2005	$1.101747	$1.163160	0.000
	2004	$1.024683	$1.101747	0.000
	2003	$0.823112	$1.024683	3,106.138
	2002	$1.000000	$0.823112	3,281.658

Transamerica Balanced VP – Initial Class(7)	2009	$0.964991	$1.197206	0.000
Subaccount Inception Date May 1, 2002	2008	$1.453333	$0.964991	0.000
	2007	$1.302425	$1.453333	0.000
	2006	$1.214951	$1.302425	0.000
	2005	$1.145543	$1.214951	0.000
	2004	$1.049179	$1.145543	0.000
	2003	$0.937747	$1.049179	0.000
	2002	$1.000000	$0.937747	100.000

Transamerica Convertible Securities VP – Initial Class	2009	$0.999077	$1.288567	0.000
Subaccount Inception Date May 1, 2002	2008	$1.611254	$0.999077	0.000
	2007	$1.382738	$1.611254	0.000
	2006	$1.269236	$1.382738	10,075.475
	2005	$1.243721	$1.269236	14,139.916
	2004	$1.118730	$1.243721	15,374.750
	2003	$0.920948	$1.118730	0.000
	2002	$1.000000	$0.920948	100.000

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.912395	$1.157925	0.000
Subaccount Inception Date May 1, 2000	2008	$1.720380	$0.912395	0.000
	2007	$1.506227	$1.720380	0.000
	2006	$1.410366	$1.506227	4,389.478
	2005	$1.231954	$1.410366	21,449.132
	2004	$1.082997	$1.231954	47,741.407
	2003	$0.840150	$1.082997	2,508.744
	2002	$1.000000	$0.840150	2,713.075

Transamerica Growth Opportunities VP – Initial Class	2009	$0.965243	$1.297670	0.000
Subaccount Inception Date May 2, 2001	2008	$1.662944	$0.965243	0.000
	2007	$1.375487	$1.662944	0.000
	2006	$1.332215	$1.375487	8,232.380
	2005	$1.166768	$1.332215	106,944.680
	2004	$1.018477	$1.166768	172,467.906
	2003	$0.790161	$1.018477	40,072.533
	2002	$1.000000	$0.790161	31,425.173

151

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class Subaccount Inception	2009	$0.993766	$1.236202	0.000
Date May 1, 2000	2008	$1.173249	$0.993766	0.000
	2007	$1.448654	$1.173249	0.000
	2006	$1.399607	$1.448654	0.000
	2005	$1.312102	$1.399607	0.000
	2004	$1.190004	$1.312102	17,027.723
	2003	$1.000000	$1.190004	17,103.726

Transamerica Money Market VP – Initial Class	2009	$1.055212	$1.037883	0.000
Subaccount Inception Date April 8, 1991	2008	$1.049155	$1.055212	0.000
	2007	$1.017004	$1.049155	0.000
	2006	$0.988484	$1.017004	215,064.552
	2005	$0.978029	$0.988484	14,067.065
	2004	$0.985767	$0.978029	12,667.881
	2003	$1.000000	$0.985767	167,580.604

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.734021	$1.137581	0.000
Subaccount Inception Date May 1, 2001	2008	$1.453733	$0.734021	0.000
	2007	$1.114860	$1.453733	0.000
	2006	$1.123594	$1.114860	11,686.023
	2005	$1.120669	$1.123594	12,730.896
	2004	$1.055788	$1.120669	13,709.921
	2003	$0.711979	$1.055788	3,255.178
	2002	$1.000000	$0.711979	3,428.531

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.228326	$1.728017	0.000
Subaccount Inception Date May 4, 1993	2008	$2.114769	$1.228326	0.000
	2007	$1.726024	$2.114769	0.000
	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	0.000
	2004	$1.167376	$1.334121	0.000
	2003	$0.622732	$1.167376	3,927.924
	2002	$1.000000	$0.622732	4,114.193

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.197073	$1.228445	0.000
Subaccount Inception Date May 13, 1994	2008	$1.131946	$1.197073	0.000
	2007	$1.086692	$1.131946	0.000
	2006	$1.071159	$1.086692	30,777.326
	2005	$1.066588	$1.071159	198,493.137
	2004	$1.051191	$1.066588	241,668.820
	2003	$1.039480	$1.051191	233,941.524
	2002	$1.000000	$1.039480	60,796.798

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.130128	$1.397487	0.000
Subaccount Inception Date April 8, 1991	2008	$1.880996	$1.130128	0.000
	2007	$1.656541	$1.880996	0.000
	2006	$1.204790	$1.656541	3,665.903
	2005	$1.108771	$1.204790	60,394.241
	2004	$1.022756	$1.108771	60,368.751
	2003	$0.741544	$1.022756	57,731.549
	2002	$1.000000	$0.741544	32,430.247

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.816158	$1.165796	0.000
Subaccount Inception Date April 8, 1991	2008	$1.434654	$0.816158	0.000
	2007	$1.336957	$1.434654	0.000
	2006	$1.233494	$1.336957	13,652.391
	2005	$1.147593	$1.233494	14,274.567
	2004	$1.036162	$1.147593	14,523.299
	2003	$0.871131	$1.036162	14,450.221
	2002	$1.000000	$0.871131	100.000

152

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid – Cap Growth VP – Initial Class(11)	2009	$0.692441	$1.092131	0.000
Subaccount Inception Date May 1, 2001	2008	$1.312530	$0.692441	0.000
	2007	$1.090551	$1.312530	0.000
	2006	$1.010076	$1.090551	0.000
	2005	$0.956031	$1.010076	74,343.752
	2004	$0.908394	$0.956031	70,325.114
	2003	$0.721570	$0.908394	80,961.183
	2002	$1.000000	$0.721570	83,923.684

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989774	$1.007817	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000895	$0.993531	0.000

American Funds – Growth – Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986798	$1.008062	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986477	$1.002679	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982907	$0.980191	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988806	$1.003453	12,456.986

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200822	329,123.084

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204569	4,150.862

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985150	$1.029290	0.000

153

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561223	0.000

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$1.350022	$1.743381	6,262,873.823
Subaccount Inception Date July 3, 1997	2008	$2.168287	$1.350022	6,973,120.937
	2007	$2.162738	$2.168287	8,869,508.645
	2006	$1.802129	$2.162738	13,625,309.689
	2005	$1.777751	$1.802129	18,753,884.041
	2004	$1.625432	$1.777751	23,691,418.71
	2003	$1.238870	$1.625432	26,597,021.28
	2002	$1.529922	$1.238870	24,693,218.73
	2001	$1.490353	$1.529922	21,731,118
	2000	$1.343442	$1.490353	16,662,325

BlackRock Global Allocation V.I. Fund	2009	$1.050950	$1.254385	6,747,432.913
Subaccount Inception Date July 3, 1997	2008	$1.324512	$1.050950	6,928,247.505
	2007	$1.149609	$1.324512	4,984,558.590
	2006	$1.001774	$1.149609	5,615,536.487
	2005	$0.920462	$1.001774	5,764,734.797
	2004	$0.817240	$0.920462	4,515,474.422
	2003	$0.545416	$0.817240	2,898,028.71
	2002	$0.617096	$0.545416	2,748,523.39
	2001	$0.617641	$0.617096	3,033,872
	2000	$0.879578	$0.617641	3,224,333

BlackRock High Income V.I. Fund	2009	$0.988496	$1.524554	1,330,553.052
Subaccount Inception Date July 3, 1997	2008	$1.417432	$0.988496	1,189,910.278
	2007	$1.405554	$1.417432	1,588,535.326
	2006	$1.303966	$1.405554	2,245,702.076
	2005	$1.303978	$1.303966	3,276,525.455
	2004	$1.184254	$1.303978	5,620,423.808
	2003	$0.938684	$1.184254	7,054,349.27
	2002	$0.967404	$0.938684	7,447,044.59
	2001	$0.944562	$0.967404	7,172,876
	2000	$1.032293	$0.944562	6,658,698

Transamerica American Century Large Company Value VP – Initial	2009	$0.776339	$0.917970	846,444.843
Class(1)	2008	$1.247137	$0.776339	929,215.833
Subaccount Inception Date May 1, 2001	2007	$1.280857	$1.247137	1,194,542.489
	2006	$1.086762	$1.280857	2,256,926.433
	2005	$1.059628	$1.086762	2,414,396.208
	2004	$0.944663	$1.059628	2,686,541.209
	2003	$0.744847	$0.944663	2,712,573.146
	2002	$0.938285	$0.744847	1,482,431.733
	2001	$1.000000	$0.938285	208,994

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.063539	$1.311504	15,040,899.409
Subaccount Inception Date May 1, 2002	2008	$1.370333	$1.063539	15,567,910.314
	2007	$1.308178	$1.370333	13,422,928.561
	2006	$1.213762	$1.308178	14,185,630.162
	2005	$1.171794	$1.213762	9,556,575.980
	2004	$1.084641	$1.171794	10,036,153.309
	2003	$0.896108	$1.084641	10,695,411.266
	2002	$1.000000	$0.896108	6,071,546.046

154

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.924844	$1.182285	12,561,671.486
Subaccount Inception Date May 1, 2002	2008	$1.555945	$0.924844	13,691,709.559
	2007	$1.466466	$1.555945	16,252,271.377
	2006	$1.287977	$1.466466	18,742,854.517
	2005	$1.165251	$1.287977	23,593,866.180
	2004	$1.036347	$1.165251	20,311,908.659
	2003	$0.804600	$1.036347	14,512,985.277
	2002	$1.000000	$0.804600	5,752,867.365

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.053395	$1.311197	29,577,667.104
Subaccount Inception Date May 1, 2002	2008	$1.444964	$1.053395	33,230,966.408
	2007	$1.359333	$1.444964	39,120,921.038
	2006	$1.238214	$1.359333	44,620,000.122
	2005	$1.170234	$1.238214	42,500,444.087
	2004	$1.066862	$1.170234	43,001,534.108
	2003	$0.867636	$1.066862	40,301,986.726
	2002	$1.000000	$0.867636	21,499,993.690

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.001893	$1.264418	28,468,057.645
Subaccount Inception Date May 1, 2002	2008	$1.513286	$1.001893	34,506,226.220
	2007	$1.425519	$1.513286	40,992.805.054
	2006	$1.271629	$1.425519	46,222,481.116
	2005	$1.174845	$1.271629	46,168,252.635
	2004	$1.050773	$1.174845	43,833,869.615
	2003	$0.839081	$1.050773	38,181,055.594
	2002	$1.000000	$0.839081	15,466,859.953

Transamerica International Moderate Growth VP – Service Class	2009	$0.690284	$0.879106	440,331.056
Subaccount Inception Date May 1, 2006	2008	$1.100802	$0.690284	304,845.955
	2007	$1.030435	$1.100802	564,290.748
	2006	$1.000000	$1.030435	13,476.689

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.159255	$1.301266	5,458,999.070
Subaccount Inception Date May 1, 2000	2008	$1.780789	$1.159255	2,771,413.991
	2007	$1.728379	$1.780789	3,550,983.857
	2006	$1.501085	$1.728379	4,668,452.155
	2005	$1.314713	$1.501085	5,357,306.508
	2004	$1.128224	$1.314713	4,592,200.886
	2003	$0.882787	$1.128224	4,452,337.003
	2002	$1.044981	$0.882787	3,739,322.471
	2001	$1.080814	$1.044981	1,908,615
	2000	$1.000000	$1.080814	287,585

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.326025	$1.742145	1,327,206.411
Subaccount Inception Date May 1, 2002	2008	$2.337148	$1.326025	1,478,343.484
	2007	$2.544168	$2.337148	1,648,326.557
	2006	$1.815856	$2.544168	3,005,385.064
	2005	$1.624970	$1.815856	2,528,130.678
	2004	$1.242059	$1.624970	2,800,769.750
	2003	$0.929213	$1.242059	2,476,229.792
	2002	$1.000000	$0.929213	1,347,082.981

155

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.054565	$1.345756	2,257,964.166
Subaccount Inception Date May 2, 1997	2008	$1.709461	$1.054565	2,435,265.545
	2007	$1.660747	$1.709461	2,840,765.615
	2006	$1.462496	$1.660747	5,402,881.650
	2005	$1.435440	$1.462496	11,871,053.672
	2004	$1.313067	$1.435440	16,778,255.055
	2003	$1.034093	$1.313067	20,419,758.264
	2002	$1.392606	$1.034093	20,700,578.595
	2001	$1.606831	$1.392606	21,332,083
	2000	$1.831774	$1.606831	20,897,589

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.614547	$0.853301	946,294.570
Subaccount Inception Date November 18, 1996	2008	$0.990767	$0.614547	658,625.800
	2007	$0.902320	$0.990767	507,888.006
	2006	$0.898633	$0.902320	1,089,140.548
	2005	$0.801947	$0.898633	1,820,726.718
	2004	$0.746296	$0.801947	3,355,876.250
	2003	$0.588518	$0.746296	4,335,633.049
	2002	$0.862941	$0.588518	4,580,619.831
	2001	$1.075994	$0.862941	4,714,116
	2000	$1.235669	$1.075944	4,751,270

Transamerica Focus VP – Initial Class(4)	2009	$0.820246	$1.033151	3,867,565.545
Subaccount Inception Date May 1, 2000	2008	$1.309050	$0.820246	4,194,947.792
	2007	$1.315813	$1.309050	5,338,179.952
	2006	$1.127017	$1.315813	7,966,700.998
	2005	$1.099598	$1.127017	8,960,886.522
	2004	$1.023166	$1.099598	11,054,496.935
	2003	$0.768775	$1.023166	12,888,002.386
	2002	$1.036993	$0.768775	11,401,615.203
	2001	$1.031639	$1.036993	7,918,126
	2000	$1.000000	$1.031639	2,112,476

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.973401	$1.411341	2,266,604.654
Subaccount Inception Date June 1, 1998	2008	$1.321554	$0.973401	2,445,999.993
	2007	$1.317726	$1.321554	3,544,923.139
	2006	$1.206061	$1.317726	5,358,938.262
	2005	$1.202886	$1.206061	7,190,212.293
	2004	$1.112877	$1.202886	8,902,988.053
	2003	$0.959844	$1.112877	9,898,593.016
	2002	$0.954934	$0.959844	6,993,926.637
	2001	$0.934479	$0.954934	5,519,310
	2000	$1.000739	$0.934479	3,696,972

Transamerica MFS International Equity VP – Initial Class	2009	$0.819162	$1.070292	2,607,734.333
Subaccount Inception Date May 1, 2001	2008	$1.285611	$0.819162	2,709,058.347
	2007	$1.196166	$1.285611	3,469,114.808
	2006	$0.986968	$1.196166	4,551,472.204
	2005	$0.887981	$0.986968	5,293,965.767
	2004	$0.788649	$0.887981	5,042,518.715
	2003	$0.639197	$0.788649	5,135,915.887
	2002	$0.832379	$0.639197	2,029,067.432
	2001	$1.000000	$0.832379	247,487

156

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.593434	$0.740020	3,158,001.848
Subaccount Inception Date May 1, 2000	2008	$1.020546	$0.593434	3,983,865.351
	2007	$0.860803	$1.020546	4,524,937.700
	2006	$0.829621	$0.860803	6,380,331.120
	2005	$0.775852	$0.829621	6,012,548.881
	2004	$0.701926	$0.775852	4,591,639.426
	2003	$0.564189	$0.701926	4,394,553.163
	2002	$0.774069	$0.564189	2,631,351.198
	2001	$0.915132	$0.774069	3,296,247
	2000	$1.000000	$0.915132	765,188

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.186501	$1.355748	15,270,689.091
Subaccount Inception Date May 1, 2002	2008	$1.239554	$1.186501	12,276,340.118
	2007	$1.155465	$1.239554	12,733,746.766
	2006	$1.125921	$1.155465	16,358,378.061
	2005	$1.117299	$1.125921	16,976,773.321
	2004	$1.085852	$1.117299	17,034,835.261
	2003	$1.051137	$1.085852	16,988,749.824
	2002	$1.000000	$1.051137	10,488,619.479

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.160832	$2.668771	2,991,610.740
Subaccount Inception Date January 3, 1995	2008	$3.427315	$2.160832	3,327,964.642
	2007	$3.368960	$3.427315	3,788,741.415
	2006	$2.875735	$3.368960	5,989,872.687
	2005	$2.804939	$2.875735	10,050,626.102
	2004	$2.481006	$2.804939	12,528,595.003
	2003	$2.006092	$2.481006	14,441,455.647
	2002	$2.336621	$2.006092	13,413,992.016
	2001	$2.322653	$2.336621	12,346,949
	2000	$2.099984	$2.322653	10,421,648

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$2.050466	$2.893727	2,707,607.029
Subaccount Inception Date July 3, 1995	2008	$3.613898	$2.050466	2,866,040.903
	2007	$3.339233	$3.613898	3,640,629.874
	2006	$2.990652	$3.339233	5,618,222.924
	2005	$2.860595	$2.990652	8,646,216.958
	2004	$2.644404	$2.860595	10,690,962.166
	2003	$2.053645	$2.644404	12,126,664.278
	2002	$2.701963	$2.053645	11,073,906.472
	2001	$3.050487	$2.701963	11,054,137
	2000	$3.113428	$3.050487	10,933,823

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.614725	$0.839620	4,541,528.679
Subaccount Inception Date May 1, 2000	2008	$0.979320	$0.614725	5,034,266.028
	2007	$0.907388	$0.979320	6,278,776.700
	2006	$0.889508	$0.907388	8,637,987.183
	2005	$0.816617	$0.889508	10,690,214.031
	2004	$0.751414	$0.816617	12,120,186.981
	2003	$0.543474	$0.751414	12,624,893.800
	2002	$0.759675	$0.543474	10,240,466.899
	2001	$0.854538	$0.759675	5,493,365
	2000	$1.000000	$0.854538	2,894,614

157

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(6)	2009	$0.436949	$0.552142	7,534,508.624
Subaccount Inception Date May 1, 2000	2008	$0.787816	$0.436949	2,383,728.416
	2007	$0.694258	$0.787816	2,636,357.185
	2006	$0.593475	$0.694258	3,399,625.704
	2005	$0.560767	$0.593475	3,740,431.166
	2004	$0.750221	$0.560767	3,876,861.637
	2003	$0.601160	$0.750221	957,750.600
	2002	$0.777811	$0.601160	601,213.507
	2001	$0.949871	$0.777811	362,837
	2000	$1.000000	$0.949871	41,449

Transamerica Balanced VP – Initial Class(7)	2009	$0.980965	$1.220025	574,592.539
Subaccount Inception Date May 1, 2002	2008	$1.473732	$0.980965	522,090.058
	2007	$1.317444	$1.473732	536,452.447
	2006	$1.225959	$1.317444	779,022.999
	2005	$1.153085	$1.225959	748,674.512
	2004	$1.053487	$1.153085	760,262.942
	2003	$0.939281	$1.053487	800,485.311
	2002	$1.000000	$0.939281	363,313.420

Transamerica Convertible Securities VP – Initial Class	2009	$1.015596	$1.313104	1,254,415.304
Subaccount Inception Date May 1, 2002	2008	$1.633852	$1.015596	1,284,436.440
	2007	$1.398675	$1.633852	1,790,635.131
	2006	$1.280730	$1.398675	1,891,198.305
	2005	$1.251920	$1.280730	1,713,181.851
	2004	$1.123331	$1.251920	1,861,830.169
	2003	$0.922464	$1.123331	1,475,274.397
	2002	$1.000000	$0.922464	629,946.763

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.568132	$0.722797	10,358,560.405
Subaccount Inception Date May 1, 2000	2008	$1.068609	$0.568132	11,160,474.354
	2007	$0.933273	$1.068609	13,630,299.889
	2006	$0.871749	$0.933273	25,643,798.778
	2005	$0.759605	$0.871749	15,542,565.281
	2004	$0.666113	$0.759605	17,682,256.482
	2003	$0.515473	$0.666113	11,301,374.495
	2002	$0.673200	$0.515473	11,778,526.276
	2001	$0.830010	$0.673200	9,126,000
	2000	$1.000000	$0.830010	2,474,715

Transamerica Growth Opportunities VP – Initial Class	2009	$1.157540	$1.560037	1,701,627.599
Subaccount Inception Date May 2, 2001	2008	$1.989318	$1.157540	1,750,086.219
	2007	$1.641388	$1.989318	1,939,668.590
	2006	$1.585850	$1.641388	2,751,063.893
	2005	$1.385505	$1.585850	3,141,502.598
	2004	$1.206431	$1.385505	4,310,247.101
	2003	$0.933700	$1.206431	1,314,383.365
	2002	$1.106551	$0.933700	1,189,109.883
	2001	$1.000000	$1.106551	38,588

Transamerica Money Market VP – Initial Class	2009	$1.457617	$1.437207	4,685,968.758
Subaccount Inception Date April 8, 1991	2008	$1.445685	$1.457617	7,449,066.356
	2007	$1.397915	$1.445685	4,314,818.521
	2006	$1.355388	$1.397915	6,571,575.520
	2005	$1.337762	$1.355388	5,616,101.634
	2004	$1.345028	$1.337762	6,882,847.135
	2003	$1.355816	$1.345028	8,983,659.578

158

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.756418	$5.297572	837,110.316
Subaccount Inception Date May 4, 1993	2008	$6.451355	$3.756418	953,374.966
	2007	$5.252437	$6.451355	1,228,409.404
	2006	$4.517970	$5.252437	2,840,837.137
	2005	$4.039926	$4.517970	5,056,826.437
	2004	$3.526280	$4.039926	7,578,914.671
	2003	$1.876467	$3.526280	9,997,159.941
	2002	$3.147887	$1.876467	11,774,585.782
	2001	$2.482358	$3.147887	12,668,500
	2000	$2.270485	$2.482358	11,114,250

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.492975	$0.765878	1,818,631.219
Subaccount Inception Date May 1, 2001	2008	$0.973915	$0.492975	1,803,307.179
	2007	$0.747144	$0.973915	2,260,751.236
	2006	$0.749053	$0.747144	1,530,182.954
	2005	$0.745263	$0.749053	1,846,555.710
	2004	$0.700395	$0.745263	2,233,575.764
	2003	$0.471165	$0.700395	1,569,685.989
	2002	$0.773226	$0.471165	560,109.738
	2001	$1.000000	$0.773226	119,793

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.713467	$1.762695	4,627,975.789
Subaccount Inception Date May 13, 1994	2008	$1.616269	$1.713467	5,776,293.986
	2007	$1.547823	$1.616269	4,339,183.442
	2006	$1.521960	$1.547823	6,096,309.392
	2005	$1.511766	$1.521960	7,999,003.710
	2004	$1.486269	$1.511766	9,492,820.217
	2003	$1.466107	$1.486269	13,150,309.481
	2002	$1.407016	$1.466107	13,824,113.473
	2001	$1.359649	$1.407016	9,517,845
	2000	$1.253314	$1.359649	5,730,704

Transamerica Value Balanced VP – Service Class(7)	2009	$0.715188	$0.867276	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715188	0.000

Transamerica Index 50 VP – Service Class	2009	$0.817541	$0.938137	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817541	0.000

Transamerica Index 75 VP – Service Class	2009	$0.721522	$0.875203	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721522	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.389928	$1.722988	2,304,287.513
Class(9)	2008	$2.307695	$1.389928	3,256,334.620
Subaccount Inception Date April 8, 1991	2007	$2.027316	$2.307695	4,273,467.489
	2006	$1.666825	$2.027316	6,914,375.543
	2005	$1.487443	$1.666825	8,086,358.393
	2004	$1.301735	$1.487443	8,112,910.781
	2003	$0.995330	$1.301735	9,467,127.340
	2002	$1.217389	$0.995330	10,413,010.893
	2001	$1.604835	$1.217389	11,336,048
	2000	$1.993671	$1.604835	10,843,974

159

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$2.090260	$2.993078	2,030,235.915
Subaccount Inception Date April 8, 1991	2008	$3.665209	$2.090260	909,559.562
	2007	$3.407182	$3.665209	1,144,643.573
	2006	$3.135811	$3.407182	2,222,088.501
	2005	$2.910280	$3.135811	3,910,477.228
	2004	$2.621228	$2.910280	6,107,219.087
	2003	$2.198351	$2.621228	7,521,306.367
	2002	$2.669772	$2.198351	8,308,427.688
	2001	$2.917408	$2.669772	9,181,060
	2000	$3.149277	$2.917408	7,634,722

Transamerica Morgan Stanley Mid – Cap Growth VP – Initial Class(11)	2009	$0.516977	$0.817385	2,382,182.992
Subaccount Inception Date May 1, 2001	2008	$0.977513	$0.516977	2,435,360.172
	2007	$0.810185	$0.977513	2,874,410.302
	2006	$0.748559	$0.810185	2,905,077.358
	2005	$0.706779	$0.748559	3,915,622.626
	2004	$0.669908	$0.706779	4,796,976.635
	2003	$0.530826	$0.669908	5,374,482.742
	2002	$0.805310	$0.530826	4,463,905.921
	2001	$1.000000	$0.805310	687,954

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.149598	$1.179574	0.000
Subaccount Inception Date November 3, 2003	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.592358	$0.861770	1,476,482.363
Subaccount Inception Date May 1, 2002	2008	$1.250803	$0.592358	1,283,818.421
	2007	$1.253207	$1.250803	1,545,466.435
	2006	$1.126766	$1.253207	2,168,198.869
	2005	$1.085273	$1.126766	2,434,617.297
	2004	$0.994356	$1.085273	3,186,907.646
	2003	$0.757548	$0.994356	3,324,054.503
	2002	$1.000000	$0.757548	1,870,371.583

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.732952	$0.871300	468,124.533
Subaccount Inception Date May 1, 2002	2008	$1.297388	$0.732952	465,469.325
	2007	$1.179248	$1.297388	465,586.487
	2006	$1.129078	$1.179248	646,434.316
	2005	$1.055944	$1.129078	693,034.611
	2004	$1.008489	$1.055944	693,305.118
	2003	$0.792764	$1.008489	715,142.032
	2002	$1.000000	$0.792764	416,751.682

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.722264	$0.855967	2,122,408.122
Subaccount Inception Date May 1, 2001	2008	$1.236841	$0.722264	2,171,260.972
	2007	$1.197896	$1.236841	2,551,626.402
	2006	$1.039808	$1.197896	3,289,390.373
	2005	$1.009478	$1.039808	4,065,854.372
	2004	$0.921732	$1.009478	4,659,702.191
	2003	$0.708109	$0.921732	5,360,902.653
	2002	$0.925071	$0.708109	4,511,558.686
	2001	$1.000000	$0.925071	1,547,290

160

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.553250	$0.746965	2,179,227.634
Subaccount Inception Date May 1, 2001	2008	$0.933656	$0.553250	2,003,522.399
	2007	$0.834587	$0.933656	2,436,112.393
	2006	$0.852963	$0.834587	2,806,593.797
	2005	$0.754200	$0.852963	3,023,206.782
	2004	$0.706925	$0.754200	3,713,818.190
	2003	$0.581903	$0.706925	3,778,456.254
	2002	$0.854462	$0.581903	3,041,287.375
	2001	$1.000000	$0.854462	788,107

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.665388	$0.906333	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.665388	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.831633	$1.109404	6,514,540.755
Subaccount Inception Date May 1, 2000	2008	$1.473743	$0.831633	7,320,153.868
	2007	$1.275926	$1.473743	7,803,463.099
	2006	$1.162724	$1.275926	10,687,429.963
	2005	$1.012189	$1.162724	13,469,639.648
	2004	$0.892604	$1.012189	12,822,839.581
	2003	$0.707070	$0.892604	13,602,836.102
	2002	$0.794319	$0.707070	11,183,883.877
	2001	$0.921627	$0.794319	6,637,033
	2000	$1.000000	$0.921627	4,510,157

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.797426	$1.019922	3,073,775.832
Subaccount Inception Date May 1, 2000	2008	$1.416129	$0.797426	3,464,818.574
	2007	$1.420132	$1.416129	4,022,756.031
	2006	$1.202448	$1.420132	5,420,393.323
	2005	$1.156611	$1.202448	5,892,175.323
	2004	$1.055967	$1.156611	7,260,547.807
	2003	$0.824682	$1.055967	8,089,364.399
	2002	$1.010868	$0.824682	6,616,423.073
	2001	$1.083236	$1.010868	5,081,018
	2000	$1.000000	$1.083236	909,008

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.556480	$0.701231	2,074,648.360
Subaccount Inception Date May 1, 2001	2008	$1.072563	$0.556480	3,106,263.961
	2007	$0.860003	$1.072563	3,701,161.263
	2006	$0.819443	$0.860003	2,654,888.976
	2005	$0.788705	$0.819443	2,794,354.912
	2004	$0.776712	$0.788705	3,413,780.389
	2003	$0.595094	$0.776712	3,513,705.085
	2002	$0.867001	$0.595094	2,431,170.446
	2001	$1.000000	$0.867001	98,546

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.434570	$0.622473	260,184.237
Subaccount Inception Date May 1, 2000	2008	$0.983762	$0.434570	330,377.630
	2007	$0.812890	$0.983762	376,867.456
	2006	$0.785264	$0.812890	462,424.581
	2005	$0.733732	$0.785264	626,246.281
	2004	$0.697106	$0.733732	808,362.136
	2003	$0.547049	$0.697106	1,061,261.957
	2002	$0.712295	$0.547049	1,087,809.380
	2001	$0.847487	$0.712295	1,210,081
	2000	$1.000000	$0.847487	622,698

161

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.360897	$1.872854	5,030,714.301
Subaccount Inception Date May 1, 2000	2008	$2.288481	$1.360897	5,604,380.075
	2007	$2.015076	$2.288481	7,345,990.107
	2006	$1.820440	$2.015076	10,387,207.099
	2005	$1.566373	$1.820440	13,164,695.824
	2004	$1.276074	$1.566373	15,280,654.313
	2003	$0.937298	$1.276074	15,150,301.371
	2002	$1.057890	$0.937298	12,269,340.975
	2001	$1.113532	$1.057890	8,545,970
	2000	$1.000000	$1.113532	5,747,229

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.745622	$1.153874	2,098,125.549
Subaccount Inception Date May 1, 2002	2008	$1.554448	$0.745622	2,408,691.543
	2007	$1.497211	$1.554448	2,966,634.394
	2006	$1.310560	$1.497211	4,034,878.720
	2005	$1.299278	$1.310560	5,250,761.075
	2004	$1.159068	$1.299278	6,039,065.480
	2003	$0.747954	$1.159068	5,538,914.464
	2002	$1.000000	$0.747954	3,869,610.611

Franklin Income Securities Fund – Class 2	2009	$0.671488	$0.896617	1,172,505.510
Subaccount Inception Date May 1, 2007	2008	$0.969437	$0.671488	492,294.004
	2007	$1.000000	$0.969437	265,846.750

Mutual Shares Securities Fund – Class 2	2009	$0.596665	$0.740603	233,028.197
Subaccount Inception Date May 1, 2007	2008	$0.963492	$0.596665	329,528.318
	2007	$1.000000	$0.963492	161,055.483

Templeton Foreign Securities Fund – Class 2	2009	$0.627021	$0.846164	1,202,403.682
Subaccount Inception Date May 1, 2007	2008	$1.068021	$0.627021	801,988.459
	2007	$1.000000	$1.068021	687,013.161

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.399149	$0.567737	1,846,665.535
Subaccount Inception Date October 9, 2000	2008	$0.722030	$0.399149	1,958,373.044
	2007	$0.602328	$0.722030	2,225,609.783
	2006	$0.539817	$0.602328	2,328,943.827
	2005	$0.489306	$0.539817	3,931,860.010
	2004	$0.412456	$0.489306	4,466,939.732
	2003	$0.310792	$0.412456	4,536,033.799
	2002	$0.439076	$0.310792	3,784,887.866
	2001	$0.738193	$0.439076	2,674,931
	2000	$1.000000	$0.738193	104,844

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.007811	$1.319144	306,188.003
Subaccount Inception Date October 9, 2000	2008	$1.419475	$1.007811	346,092.828
	2007	$1.345127	$1.419475	364,308.232
	2006	$1.187087	$1.345127	520,730.248
	2005	$1.095813	$1.187087	694,276.784
	2004	$0.944696	$1.095813	973,068.196
	2003	$0.679339	$0.944696	1,083,105.574
	2002	$0.900877	$0.679339	1,262,051.972
	2001	$0.998590	$0.900877	1,850,064
	2000	$1.000000	$0.998590	213,764

162

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.438223	$0.592948	3,596,813.241
Subaccount Inception Date October 9, 2000	2008	$0.806356	$0.438223	3,312,119.320
	2007	$0.748812	$0.806356	4,157,407.081
	2006	$0.644742	$0.748812	5,032,561.935
	2005	$0.620178	$0.644742	5,922,573.498
	2004	$0.602539	$0.620178	6,761,623.983
	2003	$0.494711	$0.602539	6,964,328.742
	2002	$0.676228	$0.494711	6,124,643.231
	2001	$0.887518	$0.676228	3,551,635
	2000	$1.000000	$0.887518	828,954

MFS ® New Discovery Series – Service Class	2009	$0.707617	$1.135251	1,105,295.850
Subaccount Inception Date May 1, 2002	2008	$1.188222	$0.707617	404,096.195
	2007	$1.180187	$1.188222	766,536.722
	2006	$1.061215	$1.180187	1,077,439.805
	2005	$1.025998	$1.061215	955,997.681
	2004	$0.981034	$1.025998	1,005,043.409
	2003	$0.746621	$0.981034	1,137,845.306
	2002	$1.000000	$0.746621	835,941.655

MFS ® Total Return Series – Service Class	2009	$0.995840	$1.154449	2,070,128.670
Subaccount Inception Date May 1, 2002	2008	$1.301938	$0.995840	1,943,318.047
	2007	$1.272166	$1.301938	2,172,923.406
	2006	$1.157309	$1.272166	2,899,033.911
	2005	$1.145445	$1.157309	3,216,295.674
	2004	$1.047708	$1.145445	3,312,532.452
	2003	$0.917149	$1.047708	3,660,724.684
	2002	$1.000000	$0.917149	1,921,221.751

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.202788	6,259,351.681

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993363	$1.003130	1,271.874

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985157	$1.029587	1,264.976

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$0.862646	$1.114532	7,494,055.454
Subaccount Inception Date July 3, 1997	2008	$1.384816	$0.862646	8,990,938.340
	2007	$1.380586	$1.384816	11,218,642.940
	2006	$1.149824	$1.380586	13,817,032.780
	2005	$1.133713	$1.149824	17,146,964.117
	2004	$1.036078	$1.133713	19,357,183.040
	2003	$0.789289	$1.036078	20,804,095.56
	2002	$0.974232	$0.789289	21,290,852.49
	2001	$1.000000	$0.974232	5,660,560

163

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund	2009	$1.674181	$1.999243	2,834,212.165
Subaccount Inception Date July 3, 1997	2008	$2.108943	$1.674181	3,041,423.440
	2007	$1.829535	$2.108943	2,487,311.496
	2006	$1.593480	$1.829535	2,433,463.325
	2005	$1.463413	$1.593480	2,359,206.504
	2004	$1.298684	$1.463413	1,082,580.856
	2003	$0.866302	$1.298684	185,874.59
	2002	$0.979662	$0.866302	274,539.45
	2001	$1.000000	$0.979662	12,317

BlackRock High Income V.I. Fund	2009	$1.000935	$1.544499	1,484,358.831
Subaccount Inception Date July 3, 1997	2008	$1.434560	$1.000935	1,931,837.250
	2007	$1.421834	$1.434560	2,377,209.203
	2006	$1.318414	$1.421834	3,156,968.970
	2005	$1.317778	$1.318414	3,483,869.392
	2004	$1.196202	$1.317778	3,816,497.436
	2003	$0.947694	$1.196202	4,487,773.11
	2002	$0.976210	$0.947694	4,966,444.28
	2001	$1.000000	$0.976210	1,264,608

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$1.000506	$1.182081	0.000
Subaccount Inception Date May 1, 2001	2008	$1.613258	$1.000506	0.000
	2007	$1.659710	$1.613258	0.000
	2006	$1.410333	$1.659710	0.000
	2005	$1.378605	$1.410333	0.000
	2004	$1.231649	$1.378605	0.000
	2003	$1.000000	$1.231649	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.124040	$1.383227	2,624,131.818
Subaccount Inception Date May 1, 2002	2008	$1.451655	$1.124040	2,061,585.749
	2007	$1.388212	$1.451655	1,062,471.970
	2006	$1.290949	$1.388212	610,214.608
	2005	$1.247755	$1.290949	159,368.575
	2004	$1.157202	$1.247755	159,420.072
	2003	$1.000000	$1.157202	66,248.352

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.102193	$1.406723	988,652.257
Subaccount Inception Date May 1, 2002	2008	$1.857109	$1.102193	1,292,830.578
	2007	$1.753024	$1.857109	1,291,252.831
	2006	$1.543443	$1.753024	967,124.989
	2005	$1.399649	$1.543443	951,310.220
	2004	$1.247283	$1.399649	892,244.809
	2003	$1.000000	$1.247283	24,527.359

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.152124	$1.432464	4,184,422.810
Subaccount Inception Date May 1, 2002	2008	$1.584543	$1.152124	2,532,345.456
	2007	$1.492972	$1.584543	1,968,150.312
	2006	$1.362531	$1.492972	2,232,428.793
	2005	$1.290878	$1.362531	1,443,243.080
	2004	$1.179114	$1.290878	729,329.497
	2003	$1.000000	$1.179114	9,516.278

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.138519	$1.434311	12,160,747.467
Subaccount Inception Date May 1, 2002	2008	$1.722889	$1.138519	8,988,995.305
	2007	$1.625969	$1.722889	6,595,066.326
	2006	$1.453499	$1.625969	5,394,494.751
	2005	$1.344702	$1.453499	2,769,397.610
	2004	$1.206176	$1.344702	941,712.958
	2003	$1.000000	$1.206176	108,085.568

164

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2009	$0.691190	$0.880687	2,710,250.999
Subaccount Inception Date May 1, 2006	2008	$1.101698	$0.691190	2,058,899.639
	2007	$1.030768	$1.101698	1,124,199.364
	2006	$1.000000	$1.030768	180,169.605

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.280515	$1.434601	101,250.868
Subaccount Inception Date May 1, 2000	2008	$1.971298	$1.280515	37,754.028
	2007	$1.917627	$1.971298	45,315.321
	2006	$1.668938	$1.917627	45,574.213
	2005	$1.463652	$1.668938	0.000
	2004	$1.259049	$1.463652	0.000
	2003	$1.000000	$1.259049	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.340633	$1.756760	11,894.652
Subaccount Inception Date May 1, 2002	2008	$2.366536	$1.340633	11,894.652
	2007	$2.580481	$2.366536	11,894.652
	2006	$1.845522	$2.580481	0.000
	2005	$1.654962	$1.845522	0.000
	2004	$1.267846	$1.654962	0.000
	2003	$1.000000	$1.267846	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.966132	$1.230896	144,561.619
Subaccount Inception Date May 2, 1997	2008	$1.569625	$0.966132	115,690.538
	2007	$1.527577	$1.569625	0.000
	2006	$1.348625	$1.527577	0.000
	2005	$1.326377	$1.348625	0.000
	2004	$1.216104	$1.326377	0.000
	2003	$1.000000	$1.216104	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.981677	$1.360709	0.000
Subaccount Inception Date November 18, 1996	2008	$1.584415	$0.981677	0.000
	2007	$1.445312	$1.584415	0.000
	2006	$1.443829	$1.445312	0.000
	2005	$1.290888	$1.443829	0.000
	2004	$1.203574	$1.290888	0.000
	2003	$1.000000	$1.203574	0.000

Transamerica Focus VP – Service Class(4)	2009	$1.012622	$1.272672	0.000
Subaccount Inception Date May 1, 2000	2008	$1.619720	$1.012622	1,035.979
	2007	$1.631685	$1.619720	2,671.498
	2006	$1.399998	$1.631685	0.000
	2005	$1.368850	$1.399998	0.000
	2004	$1.275932	$1.368850	0.000
	2003	$1.000000	$1.275932	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.939196	$1.358908	3,098.118
Subaccount Inception Date June 1, 1998	2008	$1.279014	$0.939196	5,068.304
	2007	$1.276255	$1.279014	12,706.468
	2006	$1.171024	$1.276255	5,837.551
	2005	$1.170941	$1.171024	5,992.576
	2004	$1.085403	$1.170941	6,216.018
	2003	$1.000000	$1.085403	0.000

Transamerica MFS International Equity VP – Service Class	2009	$1.290929	$1.681853	29,939.324
Subaccount Inception Date May 1, 2001	2008	$2.032875	$1.290929	29,966.762
	2007	$1.895435	$2.032875	67,587.113
	2006	$1.565082	$1.895435	35,739.937
	2005	$1.412998	$1.565082	65,874.950
	2004	$1.255588	$1.412998	0.000
	2003	$1.000000	$1.255588	0.000

165

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(3)	2009	$0.996572	$1.240372	59,388.702
Subaccount Inception Date May 1, 2000	2008	$1.718350	$0.996572	58,520.822
	2007	$1.451928	$1.718350	36,274.690
	2006	$1.401400	$1.451928	36,465.694
	2005	$1.314431	$1.401400	5,398.434
	2004	$1.190949	$1.314431	5,664.412
	2003	$1.000000	$1.190949	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.092698	$1.246128	358,669.657
Subaccount Inception Date May 1, 2002	2008	$1.144309	$1.092698	18,847.894
	2007	$1.067572	$1.144309	18,084.427
	2006	$1.042889	$1.067572	9,891.539
	2005	$1.037408	$1.042889	11,995.343
	2004	$1.010392	$1.037408	12,105.266
	2003	$1.000000	$1.010392	4,955.470

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.048400	$1.292820	94,727.233
Subaccount Inception Date July 3, 1995	2008	$1.667871	$1.048400	82,623.038
	2007	$1.642786	$1.667871	107,719.146
	2006	$1.404622	$1.642786	106,6973.493
	2005	$1.373349	$1.404622	106,423.514
	2004	$1.216801	$1.373349	12,438.748
	2003	$1.000000	$1.216801	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.930799	$1.310561	21,627.397
Subaccount Inception Date January 3, 1995	2008	$1.643166	$0.930799	21,705.596
	2007	$1.521793	$1.643166	2,448.557
	2006	$1.365208	$1.521793	2,464.168
	2005	$1.308482	$1.365208	0.000
	2004	$1.212252	$1.308482	0.000
	2003	$1.000000	$1.212252	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.079705	$1.471490	11,794.704
Subaccount Inception Date May 1, 2000	2008	$1.723339	$1.079705	12,008.672
	2007	$1.600870	$1.723339	43,748.929
	2006	$1.572316	$1.600870	44,020.026
	2005	$1.445530	$1.572316	72,615.070
	2004	$1.332482	$1.445530	9,386.987
	2003	$1.000000	$1.332482	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.838005	$1.055513	76,550.878
Subaccount Inception Date May 1, 2000	2008	$1.513962	$0.838005	31,669.842
	2007	$1.336569	$1.513962	31,676.517
	2006	$1.145276	$1.336569	31,699.595
	2005	$1.084034	$1.145276	0.000
	2004	$1.206334	$1.084034	0.000
	2003	$1.000000	$1.206334	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036844	$1.203984	53,648.979
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036844	0.000

Transamerica Balanced VP – Service Class(7)	2009	$1.012797	$1.256654	143,067.708
Subaccount Inception Date May 1, 2002	2008	$1.524707	$1.012797	48,440.168
	2007	$1.365103	$1.524707	44,531.437
	2006	$1.274168	$1.365103	0.000
	2005	$1.199769	$1.274168	0.000
	2004	$1.098349	$1.199769	0.000
	2003	$1.000000	$1.098349	0.000

166

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2009	$1.033496	$1.335549	3,911.383
Subaccount Inception Date May 1, 2002	2008	$1.665133	$1.033496	6,188.561
	2007	$1.428939	$1.665133	5,795.851
	2006	$1.310709	$1.428939	0.000
	2005	$1.284802	$1.310709	3,553.589
	2004	$1.154157	$1.284802	3,483.911
	2003	$1.000000	$1.154157	3,573.913

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.022880	$1.298972	270,753.172
Subaccount Inception Date May 1, 2000	2008	$1.929018	$1.022880	271,489.935
	2007	$1.687384	$1.929018	144,770.017
	2006	$1.580157	$1.687384	79,227.550
	2005	$1.379279	$1.580157	0.000
	2004	$1.210890	$1.379279	0.000
	2003	$1.000000	$1.210890	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.190604	$1.601367	1,658.219
Subaccount Inception Date May 2, 2001	2008	$2.050645	$1.190604	1,674.433
	2007	$1.695953	$2.050645	0.000
	2006	$1.640955	$1.695953	0.000
	2005	$1.436639	$1.640955	0.000
	2004	$1.251624	$1.436639	0.000
	2003	$1.000000	$1.251624	0.000

Transamerica Money Market VP – Service Class	2009	$1.066018	$1.050379	974,815.223
Subaccount Inception Date April 8, 1991	2008	$1.059141	$1.066018	493,516.776
	2007	$1.026204	$1.059141	449,997.368
	2006	$0.996971	$1.026204	181,545.838
	2005	$0.985977	$0.996971	0.000
	2004	$0.993319	$0.985977	0.000
	2003	$1.000000	$0.993319	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.906447	$1.410031	39,886.044
Subaccount Inception Date May 1, 2001	2008	$1.799655	$0.906447	39,899.058
	2007	$1.378700	$1.799655	27,030.066
	2006	$1.388739	$1.378700	27,030.066
	2005	$1.383791	$1.388739	0.000
	2004	$1.305914	$1.383791	0.000
	2003	$1.000000	$1.305914	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.661472	$0.931271	165,426.183
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.661472	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.136157	$1.166358	327,021.484
Subaccount Inception Date May 13, 1994	2008	$1.073637	$1.136157	245,291.841
	2007	$1.030263	$1.073637	0.000
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	4,263.521
	2004	$0.996080	$1.009806	4,206.987
	2003	$1.000000	$0.996080	3,695.679

Transamerica Value Balanced VP – Service Class(7)	2009	$0.715429	$0.867991	6,723.883
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715429	39,259.306

Transamerica Index 50 VP – Service Class	2009	$0.817803	$0.938912	180,842.122
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817803	50,455.114

Transamerica Index 75 VP – Service Class	2009	$0.721758	$0.875931	984,132.741
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721758	47,021.140

167

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.387180	$1.717602	108,294.523
Subaccount Inception Date April 8, 1991	2008	$2.310106	$1.387180	108,309.969
	2007	$2.034237	$2.310106	144,343.441
	2006	$1.676063	$2.034237	84,270.117
	2005	$1.497321	$1.676063	78,921.124
	2004	$1.313437	$1.497321	18,225.107
	2003	$1.000000	$1.313437	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.908899	$1.299201	52,893.195
Subaccount Inception Date April 8, 1991	2008	$1.596299	$0.908899	0.000
	2007	$1.487354	$1.596299	0.000
	2006	$1.371602	$1.487354	0.000
	2005	$1.275740	$1.371602	0.000
	2004	$1.150762	$1.275740	0.000
	2003	$1.000000	$1.150762	0.000

Transamerica Morgan Stanley Mid – Cap Growth VP – Service Class(11)	2009	$0.909040	$1.434038	0.000
Subaccount Inception Date May 1, 2001	2008	$1.722779	$0.909040	0.000
	2007	$1.430616	$1.722779	0.000
	2006	$1.324940	$1.430616	0.000
	2005	$1.253128	$1.324940	0.000
	2004	$1.189709	$1.253128	0.000
	2003	$1.000000	$1.189709	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.136157	$1.166358	1,380,784.750
Subaccount Inception Date November 3, 2003	2008	$1.073637	$1.136157	2,584,013.084
	2007	$1.030263	$1.073637	289,988.760
	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	0.000
	2003	$1.000000	$0.996080	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.594311	$0.865048	100,219.982
Subaccount Inception Date May 1, 2002	2008	$1.254298	$0.594311	85,233.588
	2007	$1.256087	$1.254298	106,352.586
	2006	$1.128805	$1.256087	209,230.453
	2005	$1.086700	$1.128805	286,122.051
	2004	$0.995176	$1.086700	332,415.899
	2003	$0.757796	$0.995176	336,993.410
	2002	$1.000000	$0.757796	336,195.755

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.735365	$0.874606	29,825.462
Subaccount Inception Date May 1, 2002	2008	$1.301026	$0.735365	29,936.963
	2007	$1.181969	$1.301026	30,063.634
	2006	$1.131131	$1.181969	2,029.856
	2005	$1.057344	$1.131131	2,035.798
	2004	$1.009328	$1.057344	2,130.380
	2003	$0.793030	$1.009328	2,138.662
	2002	$1.000000	$0.793030	2,219.977

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012991	$1.239595	15,061.478
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012991	0.000

168

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.724993	$0.859625	4,710,332.859
Subaccount Inception Date May 1, 2001	2008	$1.240900	$0.724993	5,532,566.570
	2007	$1.201232	$1.240900	6,613,881.437
	2006	$1.042190	$1.201232	8,195,325.789
	2005	$1.011301	$1.042190	9,769,163.197
	2004	$0.922939	$1.011301	11,007,402.927
	2003	$0.708682	$0.922939	12,521,504.361
	2002	$0.925362	$0.708682	12,688,258.682
	2001	$1.000000	$0.925362	3,906,861

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.555356	$0.750174	3,481,196.973
Subaccount Inception Date May 1, 2001	2008	$0.936742	$0.555356	4,167,733.546
	2007	$0.836930	$0.936742	4,835,999.451
	2006	$0.854933	$0.836930	5,451,366.126
	2005	$0.755575	$0.854933	6,135,678.144
	2004	$0.707865	$0.755575	7,363,001.325
	2003	$0.582390	$0.707865	9,029,956.193
	2002	$0.854751	$0.582390	9,625,844.710
	2001	$1.000000	$0.854751	3,679,437

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.665606	$0.907083	105,870.318
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.665606	6,903.621

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.993465	$1.325944	3,473,488.254
Subaccount Inception Date May 1, 2000	2008	$1.759659	$0.993465	3,843,996.047
	2007	$1.522722	$1.759659	4,668,122.751
	2006	$1.386943	$1.522722	5,779,146.625
	2005	$1.206785	$1.386943	5,070,423.263
	2004	$1.063687	$1.206785	4,348,803.733
	2003	$0.842179	$1.063687	4,532,815.133
	2002	$0.945641	$0.842179	4,844,258.462
	2001	$1.000000	$0.945641	822,650

Fidelity VIP Equity – Income Portfolio – Service Class 2	2009	$0.741092	$0.948336	1,833,860.412
Subaccount Inception Date May 1, 2000	2008	$1.315429	$0.741092	2,013,520.599
	2007	$1.318490	$1.315429	2,579,804.883
	2006	$1.115838	$1.318490	2,979,615.610
	2005	$1.072770	$1.115838	3,467,132.912
	2004	$0.978943	$1.072770	3,825,212.890
	2003	$0.764145	$0.978943	4,570,746.691
	2002	$0.936205	$0.764145	4,902,332.257
	2001	$1.000000	$0.936205	772,920

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.558594	$0.704251	995,030.466
Subaccount Inception Date May 1, 2001	2008	$1.076102	$0.558594	1,203,375.750
	2007	$0.862415	$1.076102	1,260,798.978
	2006	$0.821333	$0.862415	1,083,781.721
	2005	$0.790140	$0.821333	1,575,653.056
	2004	$0.777739	$0.790140	1,709,091.058
	2003	$0.595582	$0.777739	1,922,687.479
	2002	$0.867285	$0.595582	2,096,198.447
	2001	$1.000000	$0.867285	129,497

169

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.558254	$0.800043	308,528.299
Subaccount Inception Date May 1, 2000	2008	$1.263124	$0.558254	364,753.348
	2007	$1.043217	$1.263124	466,766.065
	2006	$1.007259	$1.043217	677,373.807
	2005	$0.940705	$1.007259	641,450.922
	2004	$0.893302	$0.940705	657,998.134
	2003	$0.700666	$0.893302	682,666.686
	2002	$0.911864	$0.700666	687,318.356
	2001	$1.000000	$0.911864	140,247

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.326417	$1.826305	3,523,499.957
Subaccount Inception Date May 1, 2000	2008	$2.229383	$1.326417	3,900,856.348
	2007	$1.962071	$2.229383	4,744,079.230
	2006	$1.771680	$1.962071	6,616,262.107
	2005	$1.523667	$1.771680	7,562,674.229
	2004	$1.240664	$1.523667	8,317,373.280
	2003	$0.910846	$1.240664	8,869,113.496
	2002	$1.027526	$0.910846	9,218,552.466
	2001	$1.000000	$1.027526	1,382,069

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.748075	$1.158245	500,757.274
Subaccount Inception Date May 1, 2002	2008	$1.558794	$0.748075	523,138.822
	2007	$1.500649	$1.558794	587,179.555
	2006	$1.312926	$1.500649	720,656.240
	2005	$1.300991	$1.312926	1,012,422.290
	2004	$1.160021	$1.300991	1,048,118.630
	2003	$0.748203	$1.160021	1,122,113.872
	2002	$1.000000	$0.748203	671,592.326

Franklin Income Securities Fund – Class 2	2009	$0.672044	$0.897800	464,491.624
Subaccount Inception Date May 1, 2007	2008	$0.969756	$0.672044	284,185.099
	2007	$1.000000	$0.969756	59,338.323

Mutual Shares Securities Fund – Class 2	2009	$0.597154	$0.741580	64,168.906
Subaccount Inception Date May 1, 2007	2008	$0.963806	$0.597154	62,267.782
	2007	$1.000000	$0.963806	44,291.616

Templeton Foreign Securities Fund – Class 2	2009	$0.627531	$0.847271	370,650.298
Subaccount Inception Date May 1, 2007	2008	$1.068371	$0.627531	289,651.599
	2007	$1.000000	$1.068371	270,031.224

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990309	$1.267151	175,139.013
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990309	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.701396	$0.998153	739,292.816
Subaccount Inception Date October 9, 2000	2008	$1.268144	$0.701396	746,676.132
	2007	$1.057376	$1.268144	894,630.849
	2006	$0.947165	$1.057376	782,403.259
	2005	$0.858123	$0.947165	1,147,033.274
	2004	$0.722993	$0.858123	1,152,261.897
	2003	$0.544519	$0.722993	1,192,763.405
	2002	$0.768907	$0.544519	1,137,253.648
	2001	$1.000000	$0.768907	442,221

170

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.016285	$1.330883	270,691.442
Subaccount Inception Date October 9, 2000	2008	$1.430694	$1.016285	287,418.362
	2007	$1.355083	$1.430694	381,006.023
	2006	$1.195287	$1.355083	436,303.269
	2005	$1.102842	$1.195287	528,610.185
	2004	$0.950284	$1.102842	537,254.866
	2003	$0.683026	$0.950284	671,077.194
	2002	$0.905322	$0.683026	687,578.182
	2001	$1.000000	$0.905322	311,593

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.543445	$0.735679	1,758,572.080
Subaccount Inception Date October 9, 2000	2008	$0.999477	$0.543445	1,968,477.364
	2007	$0.927683	$0.999477	2,574,377.456
	2006	$0.798359	$0.927683	3,073,924.420
	2005	$0.767566	$0.798359	3,731,469.931
	2004	$0.745357	$0.767566	4,572,302.194
	2003	$0.611673	$0.745357	4,742,808.262
	2002	$0.835708	$0.611673	4,900,485.942
	2001	$1.000000	$0.835708	905,717

MFS ® New Discovery Series – Service Class	2009	$0.709950	$1.139562	198,781.102
Subaccount Inception Date May 1, 2002	2008	$1.191553	$0.709950	218,68.461
	2007	$1.182905	$1.191553	249,730.902
	2006	$1.063134	$1.182905	248,382.048
	2005	$1.027353	$1.063134	531,332.102
	2004	$0.981842	$1.027353	531,685.053
	2003	$0.746874	$0.981842	218,708.450
	2002	$1.000000	$0.746874	212,762.865

MFS ® Total Return Series – Service Class	2009	$0.999117	$1.158823	559,663.797
Subaccount Inception Date May 1, 2002	2008	$1.305576	$0.999117	511,326.152
	2007	$1.275094	$1.305576	752,412.654
	2006	$1.159404	$1.275094	854,774.613
	2005	$1.146954	$1.159404	896,363.245
	2004	$1.048576	$1.146954	725,433.060
	2003	$0.917454	$1.048576	744,857.360
	2002	$1.000000	$0.917454	127,863.986

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.779265	$0.921868	1,009,632.042
Subaccount Inception Date May 1, 2001	2008	$1.251225	$0.779265	1,088,148.509
	2007	$1.284417	$1.251225	1,243,529.672
	2006	$1.089252	$1.284417	1,862,553.955
	2005	$1.061536	$1.089252	2,723,035.566
	2004	$0.945896	$1.061536	3,250,057.467
	2003	$0.745459	$0.945896	3,456,355.680
	2002	$0.938589	$0.745459	3,455,257.516
	2001	$1.000000	$0.938589	762,020

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.067017	$1.316426	6,925,793.497
Subaccount Inception Date May 1, 2002	2008	$1.374142	$1.067017	6,080,714.872
	2007	$1.311160	$1.374142	3,377,650.452
	2006	$1.215924	$1.311160	4,729,272.658
	2005	$1.173316	$1.215924	2,606,597.748
	2004	$1.085524	$1.173316	2,218,469.666
	2003	$0.896399	$1.085524	3,376,436.210
	2002	$1.000000	$0.896399	2,439,102.376

171

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.927903	$1.186779	6,853,529.061
Subaccount Inception Date May 1, 2002	2008	$1.560311	$0.927903	7,213,728.325
	2007	$1.469855	$1.560311	8,288,659.044
	2006	$1.290319	$1.469855	7,976,396.943
	2005	$1.166804	$1.290319	9,433,183.323
	2004	$1.037216	$1.166804	6,535,597.221
	2003	$0.804872	$1.037216	3,177,122.801
	2002	$1.000000	$0.804872	917,911.627

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.056864	$1.316161	9,984,457.528
Subaccount Inception Date May 1, 2002	2008	$1.449009	$1.056864	9,619,220.147
	2007	$1.362474	$1.449009	10,947,456.868
	2006	$1.240469	$1.362474	11,110,576.909
	2005	$1.171796	$1.240469	10,500,592.790
	2004	$1.067759	$1.171796	10,751,886.289
	2003	$0.867926	$1.067759	9,184,011.162
	2002	$1.000000	$0.867926	4,162,768.106

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.005174	$1.269176	13,903,826.398
Subaccount Inception Date May 1, 2002	2008	$1.517482	$1.005174	15,686,853.222
	2007	$1.428769	$1.517482	17,739,046.680
	2006	$1.273905	$1.428769	18,411,405.374
	2005	$1.176374	$1.273905	16,731,832.806
	2004	$1.051623	$1.176374	16,076,973.237
	2003	$0.839352	$1.051623	9,492,268.349
	2002	$1.000000	$0.839352	5,121,527.221

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.050083	$1.179303	4,443,852.375
Subaccount Inception Date May 1, 2000	2008	$1.612282	$1.050083	1,684,331.895
	2007	$1.564059	$1.612282	2,405,769.569
	2006	$1.357712	$1.564059	2,847,303.045
	2005	$1.188561	$1.357712	2,243,028.318
	2004	$1.019460	$1.188561	1,955,690.889
	2003	$0.797294	$1.019460	2,495,609.139
	2002	$0.943312	$0.797294	2,414,680.024
	2001	$1.000000	$0.943312	610,003

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.330377	$1.748721	233,005.695
Subaccount Inception Date May 1, 2002	2008	$2.343666	$1.330377	323,180.844
	2007	$2.550004	$2.343666	395,557.511
	2006	$1.819127	$2.550004	774,915.562
	2005	$1.627102	$1.819127	725,835.112
	2004	$1.243075	$1.627102	460,576.823
	2003	$0.929516	$1.243075	328,922.630
	2002	$1.000000	$0.929516	163,850.140

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.682042	$0.870805	1,757,942.545
Subaccount Inception Date May 2, 1997	2008	$1.105064	$0.682042	2,081,691.064
	2007	$1.073033	$1.105064	2,328,198.579
	2006	$0.944481	$1.073033	2,858,834.381
	2005	$0.926556	$0.944481	3,704,341.060
	2004	$0.847147	$0.926556	4,599,133.629
	2003	$0.666840	$0.847147	5,536,393.690
	2002	$0.897581	$0.666840	5,570,474.418
	2001	$1.000000	$0.897581	1,417,532

172

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.622889	$0.865311	857,184.270
Subaccount Inception Date November 18, 1996	2008	$1.003725	$0.622889	869,534.517
	2007	$0.913667	$1.003725	961,413.284
	2006	$0.909482	$0.913667	792,830.394
	2005	$0.811233	$0.909482	500,968.825
	2004	$0.754556	$0.811233	482,537.288
	2003	$0.594744	$0.754556	639,468.571
	2002	$0.871639	$0.594744	585,718.458
	2001	$1.000000	$0.871639	219,450

Transamerica Focus VP – Initial Class(4)	2009	$0.749723	$0.944805	3,983,502.581
Subaccount Inception Date May 1, 2000	2008	$1.195923	$0.749723	4,480,864.692
	2007	$1.201509	$1.195923	5,458,188.707
	2006	$1.028611	$1.201509	6,920,290.400
	2005	$1.003098	$1.028611	8,471,337.790
	2004	$0.932913	$1.003098	9,710,356.788
	2003	$0.700615	$0.932913	10,528,778.316
	2002	$0.944579	$0.700615	10,991,747.438
	2001	$1.000000	$0.944579	2,311,489

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.001309	$1.452521	1,399,866.031
Subaccount Inception Date June 1, 1998	2008	$1.358779	$1.001309	1,441,658.577
	2007	$1.354161	$1.358779	1,683,220.955
	2006	$1.238819	$1.354161	1,988,687.849
	2005	$1.234958	$1.238819	2,170,835.906
	2004	$1.141982	$1.234958	2,755,004.954
	2003	$0.984455	$1.141982	3,283,666.532
	2002	$0.978934	$0.984455	3,021,461.988
	2001	$1.000000	$0.978934	831,748

Transamerica MFS International Equity VP – Initial Class	2009	$0.822222	$1.074829	2,778,264.734
Subaccount Inception Date May 1, 2001	2008	$1.289772	$0.822222	3,117,946.535
	2007	$1.199432	$1.289772	3,537,634.873
	2006	$0.989186	$1.199432	3,875,307.519
	2005	$0.889551	$0.989186	3,492,441.790
	2004	$0.789661	$0.889551	3,304,525.609
	2003	$0.639710	$0.789661	3,423,225.647
	2002	$0.832651	$0.639710	1,640,627.045
	2001	$1.000000	$0.832651	447,656

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.679147	$0.847323	2,574,113.973
Subaccount Inception Date May 1, 2000	2008	$1.167372	$0.679147	2,992,884.846
	2007	$0.984161	$1.167372	3,269,673.494
	2006	$0.948046	$0.984161	4,000,224.050
	2005	$0.886160	$0.948046	3,947,850.310
	2004	$0.801328	$0.886160	3,086,478.901
	2003	$0.643764	$0.801328	2,187,494.282
	2002	$0.882806	$0.643764	2,077,966.045
	2001	$1.000000	$0.882806	622,346

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.190434	$1.360914	7,737,509.485
Subaccount Inception Date May 1, 2002	2008	$1.243039	$1.190434	6,288,883.684
	2007	$1.158142	$1.243039	5,235,416.103
	2006	$1.127971	$1.158142	5,394,025.145
	2005	$1.118783	$1.127971	5,070,725.375
	2004	$1.086753	$1.118783	4,561,571.717
	2003	$1.051492	$1.086753	4,151,940.865
	2002	$1.000000	$1.051492	2,927,728.232

173

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.916196	$1.132120	6,382,127.018
Subaccount Inception Date January 3, 1995	2008	$1.452469	$0.916196	7,331,452.606
	2007	$1.427035	$1.452469	8,699,768.107
	2006	$1.217517	$1.427035	10,981,771.278
	2005	$1.186962	$1.217517	13,530,162.042
	2004	$1.049356	$1.186962	15,120,346.907
	2003	$0.848065	$1.049356	16,369,708.394
	2002	$0.987303	$0.848065	13,870,322.882
	2001	$1.000000	$0.987303	2,580,001

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.710983	$1.003869	5,006,362.414
Subaccount Inception Date January 3, 1995	2008	$1.252472	$0.710983	5,459,913.719
	2007	$1.156708	$1.252472	6,577,986.065
	2006	$1.035455	$1.156708	8,401,150.212
	2005	$0.989934	$1.035455	12,016,486.313
	2004	$0.914665	$0.989934	13,303,903.248
	2003	$0.709982	$0.914665	13,758,255.720
	2002	$0.933658	$0.709982	13,849,263.551
	2001	$1.000000	$0.933658	2,974,809

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.774981	$1.059041	2,552,564.798
Subaccount Inception Date May 1, 2000	2008	$1.234015	$0.774981	3,042,830.335
	2007	$1.142815	$1.234015	3,409,740.837
	2006	$1.119752	$1.142815	4,614,904.471
	2005	$1.027478	$1.119752	5,327,659.677
	2004	$0.944973	$1.027478	6,154,558.231
	2003	$0.683124	$0.944973	6,136,923.389
	2002	$0.954401	$0.683124	6,150,306.399
	2001	$1.000000	$0.954401	1,295,567

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.748171	$0.945871	2,714,417.685
Subaccount Inception Date May 1, 2000	2008	$1.348296	$0.748171	484,765.719
	2007	$1.187578	$1.348296	570,627.361
	2006	$1.014684	$1.187578	653,199.665
	2005	$0.958284	$1.014684	711,547.796
	2004	$0.888634	$0.958284	666,801.722
	2003	$0.711719	$0.888634	338,445.004
	2002	$0.920387	$0.711719	409,997.822
	2001	$1.000000	$0.920387	128,657

Transamerica Balanced VP – Initial Class(7)	2009	$0.984186	$1.224632	123,076.777
Subaccount Inception Date May 1, 2002	2008	$1.477848	$0.984186	149,459.848
	2007	$1.320483	$1.477848	86,329.489
	2006	$1.228162	$1.320483	104,467.603
	2005	$1.154600	$1.228162	117,247.339
	2004	$1.054354	$1.154600	71,207.656
	2003	$0.939595	$1.054354	98,387.221
	2002	$1.000000	$0.939595	45,146.636

Transamerica Convertible Securities VP – Initial Class	2009	$1.018964	$1.318102	543,850.632
Subaccount Inception Date May 1, 2002	2008	$1.638459	$1.018964	548,946.932
	2007	$1.401918	$1.638459	605,229.014
	2006	$1.283056	$1.401918	533,653.113
	2005	$1.253568	$1.283056	478,818.402
	2004	$1.124250	$1.253568	273,547.972
	2003	$0.922763	$1.124250	209,198.472
	2002	$1.000000	$0.922763	91,033.327

174

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.737735	$0.939041	5,178,358.881
Subaccount Inception Date May 1, 2000	2008	$1.386928	$0.737735	5,886,901.498
	2007	$1.210684	$1.386928	6,751,735.113
	2006	$1.130303	$1.210684	8,017,334.545
	2005	$0.984415	$1.130303	6,582,282.858
	2004	$0.862831	$0.984415	7,540,544.014
	2003	$0.667381	$0.862831	5,723,066.556
	2002	$0.871170	$0.667381	6,361,338.633
	2001	$1.000000	$0.871170	2,201,579

Transamerica Growth Opportunities VP – Initial Class	2009	$1.161916	$1.566698	1,180,854.146
Subaccount Inception Date May 2, 2001	2008	$1.995845	$1.161916	1,338,802.009
	2007	$1.645959	$1.995845	1,531,502.667
	2006	$1.589487	$1.645959	1,929,996.796
	2005	$1.388005	$1.589487	2,237,776.384
	2004	$1.208021	$1.388005	2,653,846.599
	2003	$0.934457	$1.208021	1,372,765.024
	2002	$1.106909	$0.934457	1,556,375.333
	2001	$1.000000	$1.106909	215,821

Transamerica Money Market VP – Initial Class	2009	$1.086255	$1.071558	2,123,099.205
Subaccount Inception Date April 8, 1991	2008	$1.076827	$1.086255	4,595,766.036
	2007	$1.040732	$1.076827	2,264,561.925
	2006	$1.008571	$1.040732	3,098,139.028
	2005	$0.994970	$1.008571	2,623,132.769
	2004	$0.999891	$0.994970	2,799,428.193
	2003	$1.007422	$0.999891	3,337,692.357

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.494842	$0.769167	831,286.784
Subaccount Inception Date May 1, 2001	2008	$0.977128	$0.494842	825,187.219
	2007	$0.747144	$0.977128	965,537.352
	2006	$0.750778	$0.747144	666,788.222
	2005	$0.746619	$0.750778	906,047.383
	2004	$0.701312	$0.746619	976,204.787
	2003	$0.471553	$0.701312	945,510.385
	2002	$0.773485	$0.471553	1,045,932.260
	2001	$1.000000	$0.773485	755,978

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.170249	$1.651190	5,844,942.032
Subaccount Inception Date May 4, 1993	2008	$2.008812	$1.170249	6,775,933.114
	2007	$1.634690	$2.008812	8,115,613.254
	2006	$1.405416	$1.634690	10,955,768.426
	2005	$1.256098	$1.405416	13,678,652.349
	2004	$1.095856	$1.256098	16,174,508.565
	2003	$0.582857	$1.095856	18,722,358.034
	2002	$0.977283	$0.582857	20,103,499.262
	2001	$1.000000	$0.977283	4,696,652

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.240250	$1.276501	5,545,491.014
Subaccount Inception Date May 13, 1994	2008	$1.169318	$1.240250	6,347,977.236
	2007	$1.119249	$1.169318	5,851,883.207
	2006	$1.100013	$1.119249	6,860,701.851
	2005	$1.092103	$1.100013	8,159,960.646
	2004	$1.073159	$1.092103	9,526,892.968
	2003	$1.058073	$1.073159	11,992,157.973
	2002	$1.014928	$1.058073	13,381,067.339
	2001	$1.000000	$1.014928	2,413,653

175

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$0.949656	$1.177791	2,762,393.826
Subaccount Inception Date April 8, 1991	2008	$1.575932	$0.949656	3,052,859.508
	2007	$1.383773	$1.575932	4,393,893.498
	2006	$1.137156	$1.383773	4,471,565.425
	2005	$1.014278	$1.137156	4,449,507.723
	2004	$0.887200	$1.014278	3,632,635.096
	2003	$0.678033	$0.887200	2,600,094.441
	2002	$0.828893	$0.678033	2,699,956.636
	2001	$1.000000	$0.828893	1,111,468

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.756748	$1.084134	4,971,205.622
Subaccount Inception Date April 8, 1991	2008	$1.326278	$0.756748	4,017,111.082
	2007	$1.232298	$1.326278	4,397,965.030
	2006	$1.133597	$1.232298	5,257,684.703
	2005	$1.051547	$1.133597	5,734,531.104
	2004	$0.946634	$1.051547	6,505,944.943
	2003	$0.793528	$0.946634	7,370,909.731
	2002	$0.963225	$0.793528	7,362,720.633
	2001	$1.000000	$0.963225	1,555,475

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.518920	$0.820868	2,227,234.886
Subaccount Inception Date May 1, 2001	2008	$0.980707	$0.518920	2,453,311.802
	2007	$0.812430	$0.980707	2,882,898.695
	2006	$0.750266	$0.812430	3,554,495.767
	2005	$0.708049	$0.750266	4,500,568.678
	2004	$0.670790	$0.708049	5,399,720.234
	2003	$0.531264	$0.670790	6,568,620.095
	2002	$0.805577	$0.531264	6,606,539.917
	2001	$1.000000	$0.805577	2,315,998

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989782	$1.008165	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000903	$0.993876	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986806	$1.008415	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986485	$1.003022	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982915	$0.980531	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988814	$1.003804	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203183	3,215,956.546

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.206946	184,223.139

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990717	$1.009319	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995072	$0.983612	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988970	$1.006476	0.000

176

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986575	$0.985842	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998162	$1.020671	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997269	$1.022422	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996400	$1.021338	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.003681	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.024203	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$0.998250	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.9985158	$1.029652	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.562345	0.000

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$1.373173	$1.775888	4,137,757.821
Subaccount Inception Date July 3, 1997	2008	$2.202196	$1.373173	4,629,438.598
	2007	$2.193294	$2.202196	5,784,183.207
	2006	$1.824902	$2.193294	5,471,806.793
	2005	$1.797569	$1.824902	4,125,027.513
	2004	$1.641130	$1.797569	2,910,671.174
	2003	$1.249001	$1.641130	2,352,209.31
	2002	$1.540152	$1.249001	2,685,485.99
	2001	$1.498085	$1.540152	3,145,446
	2000	$1.348411	$1.498085	2,770,488

BlackRock Global Allocation V.I. Fund	2009	$1.068980	$1.277807	3,345,937.541
Subaccount Inception Date July 3, 1997	2008	$1.345252	$1.068980	3,514,370.435
	2007	$1.165870	$1.345252	3,524,772.409
	2006	$1.014440	$1.165870	2,579,371.903
	2005	$0.930724	$1.014440	1,118,984.944
	2004	$0.825138	$0.930724	852,652.369
	2003	$0.549876	$0.825138	403,420.52
	2002	$0.621212	$0.549876	439,753.54
	2001	$0.620833	$0.621212	425,556
	2000	$0.882824	$0.620833	721,091

177

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Income V.I. Fund	2009	$1.005430	$1.552970	1,553,576.479
Subaccount Inception Date July 3, 1997	2008	$1.439571	$1.005430	1,809,443.343
	2007	$1.425388	$1.439571	2,151,291.778
	2006	$1.320409	$1.425388	2,286,017.153
	2005	$1.318483	$1.320409	2,135,403.233
	2004	$1.195654	$1.318483	1,748,998.999
	2003	$0.946337	$1.195654	1,265,444.59
	2002	$0.973849	$0.946337	1,372,628.95
	2001	$0.949440	$0.973849	1,592,384
	2000	$1.036111	$0.949440	1,566,347

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.785183	$0.929797	296,279.528
Subaccount Inception Date May 1, 2001	2008	$1.259464	$0.785183	329,402.442
	2007	$1.291591	$1.259464	361,444.650
	2006	$1.094261	$1.291591	216,141.200
	2005	$1.065370	$1.094261	232,219.893
	2004	$0.948383	$1.065370	122,755.323
	2003	$0.746690	$0.948383	125,772.930
	2002	$0.939214	$0.746690	49,098.075
	2001	$1.000000	$0.939214	19,688

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.074117	$1.326496	2,501,460.962
Subaccount Inception Date May 1, 2002	2008	$1.381913	$1.074117	2,312,131.447
	2007	$1.317265	$1.381913	902,413.974
	2006	$1.220383	$1.317265	678,660.449
	2005	$1.176448	$1.220383	640,764.367
	2004	$1.087333	$1.176448	220,854.159
	2003	$0.896994	$1.087333	21,279.795
	2002	$1.000000	$0.896994	9,634.988

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.934025	$1.195798	4,956,584.794
Subaccount Inception Date May 1, 2002	2008	$1.569060	$0.934025	4,965,914.904
	2007	$1.476629	$1.569060	5,233,468.121
	2006	$1.294993	$1.476629	4,495,555.162
	2005	$1.169884	$1.294993	1,806,201.539
	2004	$1.038925	$1.169884	711,134.708
	2003	$0.805402	$1.038925	402,600.649
	2002	$1.000000	$.0805402	296,108.083

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.063828	$1.326130	3,853,227.627
Subaccount Inception Date May 1, 2002	2008	$1.457116	$1.063828	4,059,172.433
	2007	$1.368733	$1.457116	4,546,835.569
	2006	$1.244946	$1.368733	3,214,671.940
	2005	$1.174865	$1.244946	1,157,224.631
	2004	$1.069495	$1.174865	721,420.221
	2003	$0.868490	$1.069495	272,987.555
	2002	$1.000000	$0.868490	49,393.190

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.011811	$1.278814	5,078,719.466
Subaccount Inception Date May 1, 2002	2008	$1.526006	$1.011811	5,132,335.078
	2007	$1.435364	$1.526006	6,408,855.929
	2006	$1.278529	$1.435364	5,426,854.030
	2005	$1.179485	$1.278529	2,245,958.570
	2004	$1.053363	$1.179485	1,954,883.071
	2003	$0.839908	$1.053363	599,107.563
	2002	$1.000000	$0.839908	393,043.048

178

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.174217	$1.320019	3,044,228.719
Subaccount Inception Date May 1, 2000	2008	$1.801104	$1.174217	892,719.178
	2007	$1.745501	$1.801104	994,406.305
	2006	$1.513729	$1.745501	820,763.770
	2005	$1.323836	$1.513729	546,559.234
	2004	$1.134367	$1.323836	239,672.730
	2003	$0.886287	$1.134367	328,517.577
	2002	$1.047563	$0.886287	448,557.324
	2001	$1.081878	$1.047563	321,552
	2000	$1.000000	$1.081878	49,102

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.339169	$1.762024	206,237.116
Subaccount Inception Date May 1, 2002	2008	$2.356813	$1.339169	226,338.791
	2007	$2.561764	$2.356813	361,359.348
	2006	$1.825716	$2.561764	339,221.434
	2005	$1.631387	$1.825716	210,464.438
	2004	$1.245119	$1.631387	227,875.411
	2003	$0.930127	$1.245119	148,962.732
	2002	$1.000000	$0.930127	290,951.386

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.072662	$1.370867	4,794,379.991
Subaccount Inception Date May 2, 1997	2008	$1.736224	$1.072662	5,262,273.354
	2007	$1.684237	$1.736224	6,002,505.863
	2006	$1.480999	$1.684237	5,763,390.084
	2005	$1.451467	$1.480999	2,997,231.217
	2004	$1.325747	$1.451467	2,591,428.094
	2003	$1.042538	$1.325747	2,392,308.579
	2002	$1.401905	$1.042538	2,763,540.698
	2001	$1.615156	$1.401905	3,498,073
	2000	$1.838549	$1.615156	3,848,389

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.625130	$0.869294	2,051,071.106
Subaccount Inception Date November 18, 1996	2008	$1.006325	$0.625130	2,078,752.273
	2007	$0.915116	$1.006325	2,226,373.970
	2006	$0.910023	$0.915116	2,251,668.880
	2005	$0.810917	$0.910023	1,911,021.817
	2004	$0.753515	$0.810917	971,713.348
	2003	$0.593335	$0.753515	675,300.157
	2002	$0.868714	$0.593335	872,194.727
	2001	$1.081530	$0.868714	1,144,267
	2000	$1.240246	$1.081530	1,128,456

Transamerica Focus VP – Initial Class(4)	2009	$0.830857	$1.048083	618,945.517
Subaccount Inception Date May 1, 2000	2008	$1.324021	$0.830857	724,272.368
	2007	$1.328898	$1.324021	940,865.805
	2006	$1.136546	$1.328898	916,153.845
	2005	$1.107261	$1.136546	619,924.943
	2004	$1.028766	$1.107261	547,285.903
	2003	$0.771838	$1.028766	544,737.176
	2002	$1.039580	$0.771838	512,988.743
	2001	$1.032666	$1.039580	480,533
	2000	$1.000000	$1.032666	345,974

179

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.988767	$1.435735	1,012,050.720
Subaccount Inception Date June 1, 1998	2008	$1.340423	$0.988767	1,145,148.382
	2007	$1.334548	$1.340423	1,421,847.505
	2006	$1.219659	$1.334548	1,416,497.613
	2005	$1.214656	$1.219659	594,717.388
	2004	$1.122105	$1.214656	634,725.389
	2003	$0.966374	$1.122105	1,050,654.492
	2002	$0.960010	$0.966374	892,285.770
	2001	$0.938048	$0.960010	777,202
	2000	$1.003083	$0.938048	708,577

Transamerica MFS International Equity VP – Initial Class	2009	$0.828492	$1.084084	899,383.022
Subaccount Inception Date May 1, 2001	2008	$1.298322	$0.828492	840,998.843
	2007	$1.206202	$1.298322	1,080,513.906
	2006	$0.993791	$1.206202	752,716.311
	2005	$0.892808	$0.993791	398,254.261
	2004	$0.791771	$0.892808	342,560.610
	2003	$0.640777	$0.791771	317,202.291
	2002	$0.833205	$0.640777	105,277.157
	2001	$1.000000	$0.833205	15,089

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.601121	$0.750713	1,835,645.081
Subaccount Inception Date May 1, 2000	2008	$1.032219	$0.601121	1,975,278.878
	2007	$0.869361	$1.032219	2,048,808.170
	2006	$0.836629	$0.869361	1,772,530.188
	2005	$0.781242	$0.836629	1,044,849.764
	2004	$0.705753	$0.781242	1,069,522.114
	2003	$0.566427	$0.705753	443,622.424
	2002	$0.775980	$0.566427	173,391.851
	2001	$0.916033	$0.775980	219,401
	2000	$1.000000	$0.916033	227,698

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.198265	$1.371221	3,296,819.621
Subaccount Inception Date May 1, 2002	2008	$1.249982	$1.198265	2,908,625.119
	2007	$1.163454	$1.249982	2,912,389.759
	2006	$1.132042	$1.163454	1,713072.241
	2005	$1.121717	$1.132042	1,182,789.326
	2004	$1.088527	$1.121717	714,569.883
	2003	$1.052178	$1.088527	679,841.292
	2002	$1.000000	$1.052178	383,157.619

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.197930	$2.718615	2,571,462.919
Subaccount Inception Date July 3, 1995	2008	$3.480982	$2.197930	2,855,269.186
	2007	$3.416636	$3.480982	3,683,422.798
	2006	$2.912133	$3.416636	3,880,414.306
	2005	$2.836258	$2.912133	2,901,223.591
	2004	$2.505001	$2.836258	2,405,871.694
	2003	$2.022500	$2.505001	2,012,238.972
	2002	$2.352249	$2.022500	2,305,320.429
	2001	$2.334702	$2.352249	2,657,580
	2000	$2.107761	$2.334702	2,368,905

180

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$2.085647	$2.947718	2,423,100.320
Subaccount Inception Date July 3, 1995	2008	$3.670436	$2.085647	2,703,334.290
	2007	$3.386439	$3.670436	3,177,028.309
	2006	$3.028461	$3.386439	3,211,774.207
	2005	$2.892491	$3.028461	2,122,403.723
	2004	$2.669933	$2.892491	1,838,769.395
	2003	$2.070419	$2.669933	1,475,237.991
	2002	$2.719986	$2.070419	1,650,907.529
	2001	$3.066258	$2.719986	2,082,841
	2000	$3.124914	$3.066258	2,178,410

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.622691	$0.851754	957,571.141
Subaccount Inception Date May 1, 2000	2008	$0.990536	$0.622691	1,047,329.895
	2007	$0.916411	$0.990536	1,221,579.823
	2006	$0.897026	$0.916411	1,160,090.996
	2005	$0.822294	$0.897026	746,804.266
	2004	$0.755520	$0.822294	849,613.731
	2003	$0.545628	$0.755520	759,170.973
	2002	$0.761551	$0.545628	782,115.606
	2001	$0.855380	$0.761551	1,016.760
	2000	$1.000000	$0.855380	350,710

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.442584	$0.560100	5,551,679.586
Subaccount Inception Date May 1, 2000	2008	$0.796796	$0.442584	1,252,953.689
	2007	$0.701120	$0.796796	1,579,957.911
	2006	$0.598455	$0.701120	1,154,869.996
	2005	$0.564642	$0.598455	544,766.618
	2004	$0.753804	$0.564642	683,725.360
	2003	$0.603147	$0.753804	23,897.182
	2002	$0.779219	$0.603147	9,359.356
	2001	$0.950187	$0.779219	9,361
	2000	$1.000000	$0.950187	1,000

Transamerica Balanced VP – Initial Class(7)	2009	$0.990695	$1.233952	106,270.010
Subaccount Inception Date May 1, 2002	2008	$1.486147	$0.990695	37,186.755
	2007	$1.326575	$1.486147	79,737.490
	2006	$1.232622	$1.326575	29,095.389
	2005	$1.157655	$1.232622	21,211.314
	2004	$1.056091	$1.157655	35,768.079
	2003	$0.940213	$1.056091	17,469.432
	2002	$1.000000	$0.940213	17,569.282

Transamerica Convertible Securities VP – Initial Class	2009	$1.025677	$1.328102	354,185.810
Subaccount Inception Date May 1, 2002	2008	$1.647615	$1.025677	348,328.744
	2007	$1.408357	$1.647615	352,608.197
	2006	$1.287698	$1.408357	365,045.805
	2005	$1.256871	$1.287698	281,000.820
	2004	$1.126105	$1.256871	123,889.430
	2003	$0.923378	$1.126105	20,586.219
	2002	$1.000000	$0.923378	7,072.662

181

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.575444	$0.733184	14,398,155.023
Subaccount Inception Date May 1, 2000	2008	$1.080758	$0.575444	16,094,928.306
	2007	$0.942483	$1.080758	19,179,279.680
	2006	$0.879044	$0.942483	17,877,765.952
	2005	$0.764836	$0.879044	1,454,174.264
	2004	$0.669708	$0.764836	1,198,536.722
	2003	$0.517494	$0.669708	526,521.398
	2002	$0.674851	$0.517494	527,306.871
	2001	$0.830824	$0.674851	472,555
	2000	$1.000000	$0.830824	271,624

Transamerica Growth Opportunities VP – Initial Class	2009	$1.170747	$1.580164	404,967.754
Subaccount Inception Date May 2, 2001	2008	$2.009032	$1.170747	493,035.020
	2007	$1.655196	$2.009032	629,889.275
	2006	$1.596837	$1.655196	442,810.639
	2005	$1.393038	$1.596837	226,788.876
	2004	$1.211201	$1.393038	225,981.082
	2003	$0.936005	$1.211201	27,264.422
	2002	$1.107646	$0.936005	59,324.891
	2001	$1.000000	$1.107646	22,959

Transamerica Money Market VP – Initial Class	2009	$1.482566	$1.463956	3,078.096.210
Subaccount Inception Date April 8, 1991	2008	$1.468242	$1.482566	3,540,344.143
	2007	$1.417616	$1.468242	3,338,997.333
	2006	$1.372479	$1.417616	2,779,611.765
	2005	$1.352646	$1.372479	1,423,698.980
	2004	$1.357996	$1.352646	1,018,390.959
	2003	$1.366869	$1.357996	936,182.839

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.498605	$0.775777	121,689.681
Subaccount Inception Date May 1, 2001	2008	$0.983575	$0.498605	121,575.217
	2007	$0.751331	$0.983575	120,188.805
	2006	$0.754243	$0.751331	93,523.998
	2005	$0.749322	$0.754243	26,740.749
	2004	$0.703168	$0.749322	37,685.876
	2003	$0.472335	$0.703168	60,277.607
	2002	$0.773994	$0.472335	3,982.531
	2001	$1.000000	$0.773994	12,144

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.820872	$5.396438	1,885,082.319
Subaccount Inception Date May 4, 1993	2008	$6.552295	$3.820872	2,126,188.632
	2007	$5.326698	$6.552295	2,732,082.835
	2006	$4.575107	$5.326698	2,860,344.804
	2005	$4.084993	$4.575107	2,558,326.072
	2004	$3.560345	$4.084993	2,176,672.064
	2003	$1.891803	$3.560345	1,527,621.090
	2002	$3.168906	$1.891803	1,831,806.132
	2001	$2.495215	$3.168906	2,320,400
	2000	$2.278888	$2.495215	2,058,766

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.740018	$1.792649	2,668,465.578
Subaccount Inception Date May 13, 1994	2008	$1.638874	$1.740018	2,423,276.533
	2007	$1.567147	$1.638874	2,371,508.665
	2006	$1.538696	$1.567147	2,238,936.459
	2005	$1.526143	$1.538696	1,428,923.629
	2004	$1.498190	$1.526143	1,397,152.053
	2003	$1.475683	$1.498190	1,409,012.209
	2002	$1.414117	$1.475683	1,808,847.947
	2001	$1.364481	$1.414117	1,777,913
	2000	$1.255919	$1.364481	1,209,211

182

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced VP – Service Class(7)	2009	$0.715900	$0.869424	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715900	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818345	$0.940448	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818345	0.000

Transamerica Index 75 VP – Service Class	2009	$0.722243	$0.877381	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722243	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$1.413790	$1.755151	3,193,538.526
Class(9)	2008	$2.343832	$1.413790	3,525,932.338
Subaccount Inception Date April 8,1991	2007	$2.056012	$2.343832	4,160,567.033
	2006	$1.687937	$2.056012	3,279,109.176
	2005	$1.504078	$1.687937	2,369,864.810
	2004	$1.314348	$1.504078	2,050,632.390
	2003	$1.003493	$1.314348	1,394,729.753
	2002	$1.225547	$1.003493	1,518,405.885
	2001	$1.613169	$1.225547	2,033,075
	2000	$2.001071	$1.613169	1,859,245

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$2.126141	$3.048951	2,233,824.646
Subaccount Inception Date April 8, 1991	2008	$3.722594	$2.126141	1,518,231.808
	2007	$3.455380	$3.722594	1,865,984.378
	2006	$3.175486	$3.455380	1,853,445.498
	2005	$2.942759	$3.175486	1,311,048.973
	2004	$2.646551	$2.942759	1,176,069.511
	2003	$2.216306	$2.646551	1,023,565.418
	2002	$2.687589	$2.216306	1,383,970.858
	2001	$2.932518	$2.687589	1,580,916
	2000	$3.160924	$2.932518	1,519,535

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.522860	$0.827922	95,182.932
Subaccount Inception Date May 1, 2001	2008	$0.987189	$0.522860	129,488.095
	2007	$0.816984	$0.987189	131,554.363
	2006	$0.753727	$0.816984	159,691.120
	2005	$0.710611	$0.753727	140,566.261
	2004	$0.672550	$0.710611	124,703.406
	2003	$0.532132	$0.672550	218,506.232
	2002	$0.806099	$0.532132	138,342,162
	2001	$1.000000	$0.806099	44,660

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.158420	$1.190380	9,715.008
Subaccount Inception Date November 3, 2003	2008	$1.093594	$1.158420	9,752.928
	2007	$1.048367	$1.093594	0.000
	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.598231	$0.871620	212,769.713
Subaccount Inception Date May 1, 2002	2008	$1.261330	$0.598231	220,330.577
	2007	$1.261880	$1.261330	288,504.858
	2006	$1.132885	$1.261880	288,011.782
	2005	$1.089564	$1.132885	232,057.944
	2004	$0.996809	$1.089564	112,302.389
	2003	$0.758298	$0.996809	91,305.253
	2002	$1.000000	$0.758298	3,421.359

183

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.740227	$0.881256	43,437.865
Subaccount Inception Date May 1, 2002	2008	$1.308318	$0.740227	46,044.458
	2007	$1.187421	$1.308318	81,082.549
	2006	$1.135225	$1.187421	30,358.311
	2005	$1.060132	$1.135225	4,788.953
	2004	$1.010990	$1.060132	0.000
	2003	$0.793548	$1.010990	0.000
	2002	$1.000000	$0.793548	99.850

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.730495	$0.867005	409,151.109
Subaccount Inception Date May 1, 2001	2008	$1.249071	$0.730495	459,784.999
	2007	$1.207946	$1.249071	490,843.630
	2006	$1.046993	$1.207946	437,508.667
	2005	$1.014966	$1.046993	394,866.160
	2004	$0.925364	$1.014966	319,616.621
	2003	$0.709849	$0.925364	348,986.452
	2002	$0.925978	$0.709849	323,504.578
	2001	$1.000000	$0.925978	154,396

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.559572	$0.756619	372,591.904
Subaccount Inception Date May 1, 2001	2008	$0.942925	$0.559572	308,836.388
	2007	$0.841626	$0.942925	371,658.355
	2006	$0.858880	$0.841626	291,587.041
	2005	$0.758307	$0.858880	292,049.510
	2004	$0.709730	$0.758307	117,178.671
	2003	$0.583349	$0.709730	218,821.285
	2002	$0.855309	$0.583349	219,070.717
	2001	$1.000000	$0.855309	93,895

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666047	$0.908581	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666047	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.842351	$1.125366	2,056,714.078
Subaccount Inception Date May 1, 2000	2008	$1.490512	$0.842351	2,405,376.427
	2007	$1.288533	$1.490512	2,383,883.130
	2006	$1.172486	$1.288533	1,906,492.672
	2005	$1.019188	$1.172486	1,341,014.381
	2004	$0.897454	$1.019188	948,527.350
	2003	$0.709863	$0.897454	845,177.760
	2002	$0.796290	$0.709863	598,150.543
	2001	$0.922538	$0.796290	451,182
	2000	$1.000000	$0.922538	249,903

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.807737	$1.034630	389,020.966
Subaccount Inception Date May 1, 2000	2008	$1.432302	$0.807737	546,951.557
	2007	$1.434215	$1.432302	687,419.385
	2006	$1.212580	$1.434215	737,661.535
	2005	$1.164636	$1.212580	865,129.504
	2004	$1.061718	$1.164636	641,931.367
	2003	$0.827945	$1.061718	542,833.388
	2002	$1.013361	$0.827945	596,091.862
	2001	$1.084290	$1.013361	391,666
	2000	$1.000000	$1.084290	48,227

184

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.562844	$0.710288	469,911.027
Subaccount Inception Date May 1, 2001	2008	$1.083210	$0.562844	547,860.455
	2007	$0.867250	$1.083210	361,380.996
	2006	$0.825131	$0.867250	184,369.015
	2005	$0.793008	$0.825131	186,122.463
	2004	$0.779797	$0.793008	46,737.101
	2003	$0.596567	$0.779797	52,368.283
	2002	$0.867866	$0.596567	52,906.325
	2001	$1.000000	$0.867866	52,299

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.994989	$0.631473	94,396.847
Subaccount Inception Date May 1, 2000	2008	$0.994989	$0.440186	94,445.812
	2007	$0.820943	$0.994989	97,919.595
	2006	$0.791876	$0.820943	128,187.178
	2005	$0.738821	$0.791876	96,672.848
	2004	$0.700898	$0.738821	98,168.070
	2003	$0.549208	$0.700898	89,202.199
	2002	$0.714054	$0.549208	91,723.824
	2001	$0.848316	$0.714054	89,854
	2000	$1.000000	$0.848316	108,777

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.378498	$1.899892	1,820,582.982
Subaccount Inception Date May 1, 2000	2008	$2.314639	$1.378498	1,957,314.993
	2007	$2.035076	$2.314639	2,346,268.102
	2006	$1.835788	$2.035076	2,234,591.913
	2005	$1.577251	$1.835788	1,898,876.480
	2004	$1.283034	$1.577251	1,354,304.031
	2003	$0.941019	$1.283034	1,209,840.203
	2002	$1.060517	$0.941019	1,322,364.598
	2001	$1.114623	$1.060517	1,133,980
	2000	$1.000000	$1.114623	661,304

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.753024	$1.167052	297,835.132
Subaccount Inception Date May 1, 2002	2008	$1.567541	$0.753024	316,371.947
	2007	$1.507568	$1.567541	530,516.239
	2006	$1.317677	$1.507568	508,292.982
	2005	$1.304413	$1.317677	230,735.447
	2004	$1.161919	$1.304413	152,567.995
	2003	$0.748696	$1.161919	36,688.153
	2002	$1.000000	$0.748696	3,244.389

Franklin Income Securities Fund – Class 2	2009	$0.673149	$0.900151	441,537.212
Subaccount Inception Date May 1, 2007	2008	$0.970390	$0.673149	317,349.805
	2007	$1.000000	$0.970390	58,007.293

Mutual Shares Securities Fund – Class 2	2009	$0.598140	$0.743536	115,188.846
Subaccount Inception Date May 1, 2007	2008	$0.964440	$0.598140	49,513.812
	2007	$1.000000	$0.964440	29,183.831

Templeton Foreign Securities Fund – Class 2	2009	$0.628565	$0.849508	510,659.087
Subaccount Inception Date May 1, 2007	2008	$1.069077	$0.628565	271,646.589
	2007	$1.000000	$1.069077	268,805.675

185

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.368713	$0.525230	146,980.894
Subaccount Inception Date October 9, 2000	2008	$0.665981	$0.368713	154,335.965
	2007	$0.554748	$0.665981	141,725.995
	2006	$0.496441	$0.554748	161,657.113
	2005	$0.449324	$0.496441	167,440.444
	2004	$0.378196	$0.449324	72,962.568
	2003	$0.284558	$0.378196	66,040.650
	2002	$0.401433	$0.284558	68,017.175
	2001	$0.673903	$0.401433	144,765
	2000	$1.000000	$0.673903	32,897

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.020116	$1.337220	112,547.355
Subaccount Inception Date October 9, 2000	2008	$1.434668	$1.020116	125,924.761
	2007	$1.357503	$1.434668	217,362.596
	2006	$1.196244	$1.357503	199,140.693
	2005	$1.102643	$1.196244	169,657.276
	2004	$0.949174	$1.102643	65,340.006
	2003	$0.681560	$0.949174	78,661.551
	2002	$0.902500	$0.681560	94,228.378
	2001	$0.998916	$0.902500	386,453
	2000	$1.000000	$0.998916	30,695

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.399491	$0.541340	362,438.814
Subaccount Inception Date October 9, 2000	2008	$0.733990	$0.399491	381,303.053
	2007	$0.680590	$0.733990	488,167.704
	2006	$0.585137	$0.680590	368,512.466
	2005	$0.562018	$0.585137	236,405.689
	2004	$0.545222	$0.562018	214,079.914
	2003	$0.446997	$0.545222	211,192.705
	2002	$0.610114	$0.446997	261,813.956
	2001	$0.799555	$0.610114	252,062
	2000	$1.000000	$0.799555	102,305

MFS ® New Discovery Series – Service Class	2009	$0.714642	$1.148229	161,234.803
Subaccount Inception Date May 1, 2002	2008	$1.198237	$0.714642	131,073.282
	2007	$1.188363	$1.198237	177,155.531
	2006	$1.066994	$1.188363	86,850.831
	2005	$1.030063	$1.066994	33,500.165
	2004	$0.983457	$1.030063	28,745.158
	2003	$0.747360	$0.983457	21,314.044
	2002	$1.000000	$0.747360	23,176.865

MFS ® Total Return Series – Service Class	2009	$1.005703	$1.167604	328,881.147
Subaccount Inception Date May 1, 2002	2008	$1.312887	$1.005703	348,640.074
	2007	$1.280957	$1.312887	519,571.732
	2006	$1.163589	$1.280957	383,392.774
	2005	$1.149960	$1.163589	315,700.205
	2004	$1.050284	$1.149960	194,030.298
	2003	$0.918050	$1.050284	45,888.954
	2002	$1.000000	$0.918050	54,764.193

Transamerica International Moderate Growth VP – Service Class	2009	$0.693018	$0.883896	77,970.577
Subaccount Inception Date May 1, 2006	2008	$1.103520	$0.693018	78,058.815
	2007	$1.031445	$1.103520	34,646.684
	2006	$1.000000	$1.031445	94,175.434

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203969	708,205.113

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993367	$1.003303	0.000

186

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.024327	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$0.998364	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985161	$1.029767	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$0.890856	$1.153248	1,336,923.027
Subaccount Inception Date July 3, 1997	2008	$1.427262	$0.890856	1,656,987.464
	2007	$1.420094	$1.427262	2,105,701.597
	2006	$1.180417	$1.420094	2,648,655.884
	2005	$1.161590	$1.180417	2,907,096.139
	2004	$1.059451	$1.161590	3,361,070.025
	2003	$0.805505	$1.059451	3,414,445.67
	2002	$1.000000	$0.805505	2,171,702.06

BlackRock Global Allocation V.I. Fund	2009	$1.572932	$1.882054	3,869,355.085
Subaccount Inception Date July 3, 1997	2008	$1.977480	$1.572932	3,945,088.667
	2007	$1.712096	$1.977480	1,735,941.631
	2006	$1.488268	$1.712096	787,572.076
	2005	$1.364102	$1.488268	644,526.632
	2004	$1.208156	$1.364102	346,775.546
	2003	$0.804321	$1.208156	300,020.86
	2002	$1.000000	$0.804321	47,143.40

BlackRock High Income V.I. Fund	2009	$1.017336	$1.572902	836,429.053
Subaccount Inception Date July 3, 1997	2008	$1.455193	$1.017336	748,523.925
	2007	$1.439422	$1.455193	454,940.454
	2006	$1.332101	$1.439422	501,415.546
	2005	$1.328841	$1.332101	432,007.433
	2004	$1.203853	$1.328841	422,542.874
	2003	$0.951877	$1.203853	465,041.55
	2002	$1.000000	$0.951877	338,904.90

Transamerica American Century Large Company Value VP – Service	2009	$1.011756	$1.197739	151,979.900
Class(1)	2008	$1.628168	$1.011756	119,739.407
Subaccount Inception Date May 1, 2001	2007	$1.671730	$1.628168	172,982.438
	2006	$1.417763	$1.671730	152,170.517
	2005	$1.383150	$1.417763	235,782.113
	2004	$1.233271	$1.383150	188,929.190
	2003	$1.000000	$1.233271	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.136669	$1.401527	12,315,637.838
Subaccount Inception Date May 1, 2002	2008	$1.465065	$1.136669	9,178,382.453
	2007	$1.398275	$1.465065	5,216,196.100
	2006	$1.297758	$1.398275	3,886,872.531
	2005	$1.251868	$1.297758	1,677,885.584
	2004	$1.158727	$1.251868	428,274.768
	2003	$1.000000	$1.158727	0.000

187

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.114610	$1.425371	3,285,472.688
Subaccount Inception Date May 1, 2002	2008	$1.874319	$1.114610	2,911,661.123
	2007	$1.765771	$1.874319	2,163,899.673
	2006	$1.551604	$1.765771	938,513.095
	2005	$1.404276	$1.551604	329,338.607
	2004	$1.248932	$1.404276	126,415.690
	2003	$1.000000	$1.248932	87,264.977

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.165104	$1.451473	24,929,817.147
Subaccount Inception Date May 1, 2002	2008	$1.599207	$1.165104	21,289,212.860
	2007	$1.503812	$1.599207	14,163,935.493
	2006	$1.369719	$1.503812	7,909,362.255
	2005	$1.295146	$1.369719	4,927,623.769
	2004	$1.180666	$1.295146	1,338,727.609
	2003	$1.000000	$1.180666	128,668.868

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.151311	$1.453283	42,233,699.200
Subaccount Inception Date May 1, 2002	2008	$1.738795	$1.151311	38,294,954.078
	2007	$1.637730	$1.738795	24,872,688.743
	2006	$1.461149	$1.637730	13,522,017.467
	2005	$1.349136	$1.461149	6,357,297.689
	2004	$1.207772	$1.349136	981,191.180
	2003	$1.000000	$1.207772	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.694837	$0.887090	9,546,101.793
Subaccount Inception Date May 1, 2006	2008	$1.105324	$0.694837	8,966,236.179
	2007	$1.032112	$1.105324	4,349,362.747
	2006	$1.000000	$1.032112	579,214.515

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.294918	$1.453604	997,495.819
Subaccount Inception Date May 1, 2000	2008	$1.989530	$1.294918	900,401.451
	2007	$1.931542	$1.989530	893,047.675
	2006	$1.677743	$1.931542	187,897.814
	2005	$1.468479	$1.677743	67,966.537
	2004	$1.260709	$1.468479	7,722.368
	2003	$1.000000	$1.260709	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.355727	$1.780042	98,463.588
Subaccount Inception Date May 1, 2002	2008	$2.388425	$1.355727	123,666.558
	2007	$2.599171	$2.388425	115,786.449
	2006	$1.855246	$2.599171	32,510.516
	2005	$1.660425	$1.855246	13,804.873
	2004	$1.269513	$1.660425	1,270.494
	2003	$1.000000	$1.269513	1,273.045

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.976983	$1.247187	201,576.955
Subaccount Inception Date May 2, 1997	2008	$1.584114	$0.976983	178,650.906
	2007	$1.538626	$1.584114	282,253.450
	2006	$1.355718	$1.538626	161,462.875
	2005	$1.330739	$1.355718	217,023.827
	2004	$1.217705	$1.330739	158,504.779
	2003	$1.000000	$1.217705	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.992743	$1.378751	49,337.534
Subaccount Inception Date November 18, 1997	2008	$1.599086	$0.992743	29,113.929
	2007	$1.455795	$1.599086	29,005.868
	2006	$1.451445	$1.455795	18,190.551
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000

188

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(4)	2009	$1.024022	$1.289546	238,008.044
Subaccount Inception Date May 1, 2000	2008	$1.634710	$1.024022	198,918.796
	2007	$1.643512	$1.634710	301,674.907
	2006	$1.407373	$1.643512	305,464.369
	2005	$1.373361	$1.407373	366,245.080
	2004	$1.277605	$1.373361	277,326.833
	2003	$1.000000	$1.277605	48,001.647

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.949767	$1.376898	243,534.079
Subaccount Inception Date June 1, 1998	2008	$1.290857	$0.949767	81,816.417
	2007	$1.285516	$1.290857	76,140.317
	2006	$1.177206	$1.285516	34,996.964
	2005	$1.174817	$1.177206	34,620.209
	2004	$1.086836	$1.174817	1,454.090
	2003	$1.000000	$1.086836	1,457.012

Transamerica MFS International Equity VP – Service Class	2009	$1.305453	$1.704145	191,488.561
Subaccount Inception Date May 1, 2001	2008	$2.051695	$1.305453	223,404.632
	2007	$1.909198	$2.051695	339,178.588
	2006	$1.573346	$1.909198	111,225.153
	2005	$1.417665	$1.573346	11,388.922
	2004	$1.257247	$1.417665	9,149.813
	2003	$1.000000	$1.257247	650.772

Transamerica Marsico Growth VP – Service Class(3)	2009	$1.007775	$1.256800	1,033,093.252
Subaccount Inception Date May 1, 2000	2008	$1.734221	$1.007775	1,010,675.745
	2007	$1.462445	$1.734221	965,236.773
	2006	$1.408780	$1.462445	565,971.364
	2005	$1.318758	$1.408780	598,783.292
	2004	$1.192513	$1.318758	263,698.513
	2003	$1.000000	$1.192513	99,540.462

Transamerica PIMCO Total Return VP – Service Class	2009	$1.104986	$1.262615	4,468,163.679
Subaccount Inception Date May 1, 2002	2008	$1.154883	$1.104986	2,023,097.862
	2007	$1.075309	$1.154883	770,347.472
	2006	$1.048392	$1.075309	289,909.893
	2005	$1.040825	$1.048392	217,093.216
	2004	$1.011723	$1.040825	56,159.850
	2003	$1.000000	$1.011723	7,695.212

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.060199	$1.309947	212,940.434
Subaccount Inception Date July 3, 1995	2008	$1.683307	$1.060199	239,629.368
	2007	$1.654712	$1.683307	234,159.447
	2006	$1.412035	$1.654712	84,401.342
	2005	$1.377884	$1.412035	60,489.347
	2004	$1.218401	$1.377884	39,245.791
	2003	$1.000000	$1.218401	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.941301	$1.327964	51,222.006
Subaccount Inception Date July 3, 1995	2008	$1.658397	$0.941301	82,485.006
	2007	$1.532844	$1.658397	47,056.518
	2006	$1.372412	$1.532844	24,087.959
	2005	$1.312796	$1.372412	14,879.622
	2004	$1.213849	$1.312796	23,075.489
	2003	$1.000000	$1.213849	0.000

189

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.091873	$1.491012	258,568.930
Subaccount Inception Date May 1, 2000	2008	$1.739305	$1.091873	210,065.455
	2007	$1.612498	$1.739305	307,509.698
	2006	$1.580617	$1.612498	273,536.450
	2005	$1.450314	$1.580617	308,970.480
	2004	$1.334243	$1.450314	260,664.647
	2003	$1.000000	$1.334243	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.845780	$1.067419	404,176.806
Subaccount Inception Date May 1, 2000	2008	$0.878472	$0.845780	150,686.035
	2007	$1.343616	$0.878472	95,765.538
	2006	$1.149052	$1.343616	98,408.747
	2005	$1.085463	$1.149052	39,675.734
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.037124	$1.206694	90,586.057
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0.000

Transamerica Balanced VP – Service Class(7)	2009	$1.024219	$1.273336	473,859.131
Subaccount Inception Date May 1, 2002	2008	$1.538844	$1.024219	317,835.050
	2007	$1.375028	$1.538844	269,461.838
	2006	$1.280899	$1.375028	78,317.905
	2005	$1.203735	$1.280899	37,777.859
	2004	$1.099798	$1.203735	37,792.201
	2003	$1.000000	$1.099798	37,808.010

Transamerica Convertible Securities VP – Service Class	2009	$1.045137	$1.353255	80,063.842
Subaccount Inception Date May 1, 2002	2008	$1.680554	$1.045137	146,437.800
	2007	$1.439300	$1.680554	157,635.350
	2006	$1.317623	$1.439300	106,058.671
	2005	$1.289055	$1.317623	22,150.089
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$1.034414	$1.316212	54,886.368
Subaccount Inception Date May 1, 2000	2008	$1.946886	$1.034414	87,380.666
	2007	$1.699640	$1.946886	76,010.101
	2006	$1.588512	$1.699640	76,768.881
	2005	$1.383835	$1.588512	41,686.004
	2004	$1.212483	$1.383835	36,633.042
	2003	$1.000000	$1.212483	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$1.203994	$1.622576	3,811.568
Subaccount Inception Date May 2, 2001	2008	$2.069592	$1.203994	3,267.653
	2007	$1.708229	$2.069592	8,001.993
	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	4,881.796
	2003	$1.000000	$1.253265	0.000

Transamerica Money Market VP – Service Class	2009	$1.078019	$1.064264	2,903,374.982
Subaccount Inception Date April 8, 1991	2008	$1.068957	$1.078019	2,906,437.834
	2007	$1.033653	$1.068957	1,533,353.384
	2006	$1.002241	$1.033653	735,478.334
	2005	$0.989235	$1.002241	302,849.462
	2004	$0.994632	$0.989235	99,495.771
	2003	$1.000000	$0.994632	0.000

190

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(6)	2009	$0.916649	$1.428719	19,383.440
Subaccount Inception Date May 1, 2001	2008	$1.816297	$0.916649	0.000
	2007	$1.388698	$1.816297	0.000
	2006	$1.396058	$1.388698	0.000
	2005	$1.388348	$1.396058	0.000
	2004	$1.307629	$1.388348	0.000
	2003	$1.000000	$1.307629	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.662697	$0.934838	26,022.308
Subaccount Inception Date May 4, 1993	2008	$1.000000	$0.662697	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.148918	$1.181779	997,124.850
Subaccount Inception Date May 13, 1994	2008	$1.083556	$1.148918	766,450.214
	2007	$1.037718	$1.083556	391,454.526
	2006	$1.019980	$1.037718	113,369.453
	2005	$1.013133	$1.019980	74,528.813
	2004	$0.997393	$1.013133	2,362.731
	2003	$1.000000	$0.997393	93,421.703

Transamerica Value Balanced VP – Service Class(7)	2009	$0.716378	$0.870860	78,510.240
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716378	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	950,901.242
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	194,613.550

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	2,657,019.616
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	582,618.062

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$1.402810	$1.740389	496,589.693
Subaccount Inception Date April 8, 1991	2008	$2.331513	$1.402810	469,127.932
	2007	$2.049025	$2.331513	429,124.061
	2006	$1.684932	$2.049025	263,302.727
	2005	$1.502279	$1.684932	194,154.044
	2004	$1.315176	$1.502279	169,126.161
	2003	$1.000000	$1.315176	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.919121	$1.316406	619,828.967
Subaccount Inception Date April 8, 1991	2008	$1.611051	$0.919121	523,097.106
	2007	$1.498128	$1.611051	96,075.454
	2006	$1.378817	$1.498128	5,267.910
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.919274	$1.453041	38,908.596
Subaccount Inception Date May 1, 2001	2008	$1.738726	$0.919274	33,863.059
	2007	$1.441000	$1.738726	46,604.257
	2006	$1.331937	$1.441000	22,163.613
	2005	$1.257274	$1.331937	16,840.027
	2004	$1.191283	$1.257274	2,523.381
	2003	$1.000000	$1.191283	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.148918	$1.181779	1,306,625.912
Subaccount Inception Date November 3, 2003	2008	$1.083556	$1.148918	2,967,249.933
	2007	$1.037718	$1.083556	72,247.919
	2006	$1.019980	$1.037718	0.000
	2005	$1.013133	$1.019980	0.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000

191

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.602185	$0.878240	468,956.402
Subaccount Inception Date May 1, 2002	2008	$1.268385	$0.602185	513,394.109
	2007	$1.267676	$1.268385	505,873.079
	2006	$1.136976	$1.267676	512,366.564
	2005	$1.092421	$1.136976	594,234.042
	2004	$0.998447	$1.092421	631,925.715
	2003	$0.758797	$0.998447	637,032.408
	2002	$1.000000	$0.758797	369,892.836

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.745125	$0.887962	42,049.230
Subaccount Inception Date May 1, 2002	2008	$1.315674	$0.745125	60,379.327
	2007	$1.192910	$1.315674	34,438.774
	2006	$1.139348	$1.192910	36,060.789
	2005	$1.062933	$1.139348	57,401.494
	2004	$1.012659	$1.062933	66,742.343
	2003	$0.794074	$1.012659	85,718.017
	2002	$1.000000	$0.794074	74,397.449

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013273	$1.242394	127,718.867
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.816323	$0.969833	382,750.199
Subaccount Inception Date May 1, 2001	2008	$1.394446	$0.816323	401,564.078
	2007	$1.347197	$1.394446	434,288.805
	2006	$1.166530	$1.347197	632,782.229
	2005	$1.129734	$1.166530	491,700.765
	2004	$1.028983	$1.129734	476,678.882
	2003	$0.788553	$1.028983	591,928.339
	2002	$1.000000	$0.788553	386,716.768

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.755948	$1.023151	637,984.447
Subaccount Inception Date May 1, 2001	2008	$1.272565	$0.755948	692,656.017
	2007	$1.134725	$1.272565	496,877.158
	2006	$1.156857	$1.134725	447,009.324
	2005	$1.020390	$1.156857	448,473.359
	2004	$0.954070	$1.020390	830,901.693
	2003	$0.783412	$0.954070	784,197.432
	2002	$1.000000	$0.783412	337,594.326

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666486	$0.910073	1,267,104.031
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666486	347,054.311

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.031203	$1.379022	1,808,449.795
Subaccount Inception Date May 1, 2000	2008	$1.822872	$1.031203	2,102,042.061
	2007	$1.574294	$1.822872	1,871,035.174
	2006	$1.431098	$1.574294	1,264,575.302
	2005	$1.242763	$1.431098	1,133,572.721
	2004	$1.093234	$1.242763	1,017,226.398
	2003	$0.863856	$1.093234	1,163,723.293
	2002	$1.000000	$0.863856	678,634.412

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.804068	$1.030945	486,168.042
Subaccount Inception Date May 1, 2000	2008	$1.424382	$0.804068	441,332.883
	2007	$1.424871	$1.424382	399,848.247
	2006	$1.203501	$1.424871	371,448.076
	2005	$1.154787	$1.203501	339,604.423
	2004	$1.051697	$1.154787	306,126.791
	2003	$0.819327	$1.051697	352,561.273
	2002	$1.000000	$0.819327	234,242.883

192

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.706947	$0.893030	440,768.830
Subaccount Inception Date May 1, 2001	2008	$1.359202	$0.706947	428,664.014
	2007	$1.087133	$1.359202	364,962.258
	2006	$1.033325	$1.087133	310,526.836
	2005	$0.992121	$1.033325	328,824.419
	2004	$0.974625	$0.992121	325,882.574
	2003	$0.744894	$0.974625	272,176.821
	2002	$1.000000	$0.744894	188,359.748

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.264573	$1.744598	844,962.534
Subaccount Inception Date May 1, 2000	2008	$2.121232	$1.264573	973,512.007
	2007	$1.863182	$2.121232	1,226,936.269
	2006	$1.679083	$1.863182	1,093,006.091
	2005	$1.441197	$1.679083	1,183,132.295
	2004	$1.171204	$1.441197	1,185,433.830
	2003	$0.858157	$1.171204	1,239,687.170
	2002	$1.000000	$0.858157	1,070,873.550

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.757994	$1.175913	515,058.744
Subaccount Inception Date May 1, 2002	2008	$1.576332	$0.757994	625,536.154
	2007	$1.514528	$1.576332	776,405.916
	2006	$1.322459	$1.514528	782,501.272
	2005	$1.307865	$1.322459	913,314.278
	2004	$1.163843	$1.307865	950,157.451
	2003	$0.749188	$1.163843	891,402.824
	2002	$1.000000	$0.749188	659,038.652

Franklin Income Securities Fund – Class 2	2009	$0.674255	$0.902535	879,637.426
Subaccount Inception Date May 1, 2007	2008	$0.971026	$0.674255	760,314.777
	2007	$1.000000	$0.971026	166,048.041

Mutual Shares Securities Fund – Class 2	2009	$0.599127	$0.745500	216,135.191
Subaccount Inception Date May 1, 2007	2008	$0.965072	$0.599127	315,509.652
	2007	$1.000000	$0.965072	174,412.970

Templeton Foreign Securities Fund – Class 2	2009	$0.629608	$0.851754	346,786.411
Subaccount Inception Date May 1, 2007	2008	$1.069777	$0.629608	196,218.258
	2007	$1.000000	$1.069777	31,734.287

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990582	$1.269985	380,394.155
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	52,310.940

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.039335	$1.481994	325,885.714
Subaccount Inception Date October 9, 2000	2008	$1.875424	$1.039335	326,377.238
	2007	$1.560633	$1.875424	15,347.795
	2006	$1.395231	$1.560633	15,072.461
	2005	$1.261578	$1.395231	82,942.422
	2004	$1.060809	$1.261578	159,513.423
	2003	$0.797389	$1.060809	151,386.478
	2002	$1.000000	$0.797389	57,340.565

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.702245	$0.952525	437,079.852
Subaccount Inception Date October 9, 2000	2008	$1.288974	$0.702245	449,773.727
	2007	$1.194022	$1.288974	521,646.526
	2006	$1.025549	$1.194022	460,374.057
	2005	$0.984054	$1.025549	474,187.759
	2004	$0.953700	$0.984054	572,726.174
	2003	$0.781122	$0.953700	544,209.967
	2002	$1.000000	$0.781122	293,214.223

193

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.719371	$1.156972	269,974.117
Subaccount Inception Date May 1, 2002	2008	$1.204962	$0.719371	261,611.454
	2007	$1.193842	$1.204962	354,652.217
	2006	$1.070861	$1.193842	325,379.535
	2005	$1.032777	$1.070861	281,556.736
	2004	$0.985079	$1.032777	334,379.449
	2003	$0.747860	$0.985079	278,449.912
	2002	$1.000000	$0.747860	160,754.242

MFS ® Total Return Series – Service Class	2009	$1.012358	$1.176500	598,236.876
Subaccount Inception Date May 1, 2002	2008	$1.320266	$1.012358	620,812.127
	2007	$1.286878	$1.320266	836,584.310
	2006	$1.167818	$1.286878	744,289.126
	2005	$1.153001	$1.167818	459,483.215
	2004	$1.052023	$1.153001	412,928.596
	2003	$0.918659	$1.052023	486,595.310
	2002	$1.000000	$0.918659	255,922.368

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.871172	$1.032645	252,353.741
Subaccount Inception Date May 1, 2001	2008	$1.396009	$0.871172	273,454.597
	2007	$1.430194	$1.396009	308,322.518
	2006	$1.210492	$1.430194	348,125.937
	2005	$1.177364	$1.210492	279,935.440
	2004	$1.047037	$1.177364	196,899.069
	2003	$0.823545	$1.047037	221,015.018
	2002	$1.000000	$0.823545	137,071.187

Transamerica Asset Allocation - Conservative VP – Initial Class	2009	$1.081182	$1.336542	1,488,307.815
Subaccount Inception Date May 1, 2002	2008	$1.389635	$1.081182	1,846,424.506
	2007	$1.323313	$1.389635	1,639,295.371
	2006	$1.224786	$1.323313	3,309,182.671
	2005	$1.179538	$1.224786	1,586,674.001
	2004	$1.089116	$1.179538	1,760,242.980
	2003	$0.897589	$1.089116	1,906,847.172
	2002	$1.000000	$0.897589	876,495.345

Transamerica Asset Allocation - Growth VP – Initial Class	2009	$0.940202	$1.204883	992,684.491
Subaccount Inception Date May 1, 2002	2008	$1.577851	$0.940202	1,190,789.598
	2007	$1.483425	$1.577851	1,142,235.347
	2006	$1.299672	$1.483425	1,695,508.291
	2005	$1.172954	$1.299672	1,716,854.272
	2004	$1.040631	$1.172954	2,020,827.821
	2003	$0.805934	$1.040631	1,664,016.395
	2002	$1.000000	$0.805934	854,486.148

Transamerica Asset Allocation - Moderate VP – Initial Class	2009	$1.070860	$1.336224	6,166,576.513
Subaccount Inception Date May 1, 2002	2008	$1.465301	$1.070860	6,539,200.245
	2007	$1.375068	$1.465301	7,058,685.729
	2006	$1.249478	$1.375068	8,086,436.726
	2005	$1.177978	$1.249478	6,717,430.594
	2004	$1.071274	$1.177978	6,823,843.260
	2003	$0.869075	$1.071274	6,650,434.374
	2002	$1.000000	$0.869075	2,846,225.738

194

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2009	$1.018489	$1.288538	2,695,850.034
Subaccount Inception Date May 1, 2002	2008	$1.534546	$1.018489	3,325,120.268
	2007	$1.441971	$1.534546	5,236,914.626
	2006	$1.283146	$1.441971	5,592,495.323
	2005	$1.182586	$1.283146	6,442,745.044
	2004	$1.055085	$1.182586	6,356,501.372
	2003	$0.840459	$1.055085	5,804,645.957
	2002	$1.000000	$0.840459	3,357,597.700

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.079149	$1.214338	914,758.965
Subaccount Inception Date May 1, 2000	2008	$1.653630	$1.079149	175,524.616
	2007	$1.600985	$1.653630	408,040.581
	2006	$1.387034	$1.600985	356,729.526
	2005	$1.211837	$1.387034	420,662.551
	2004	$1.037373	$1.211837	465,807.376
	2003	$0.809708	$1.037373	443,493.164
	2002	$1.000000	$0.809708	236,553.168

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.348011	$1.775400	202,556.310
Subaccount Inception Date May 1, 2002	2008	$2.370020	$1.348011	231,077.941
	2007	$2.573569	$2.370020	332,688.121
	2006	$1.832327	$2.573569	470,126.875
	2005	$1.635687	$1.832327	493,157.934
	2004	$1.247170	$1.635687	527,534.266
	2003	$0.930745	$1.247170	494,319.066
	2002	$1.000000	$0.930745	292,267.526

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.830889	$1.062934	309,923.342
Subaccount Inception Date July 2, 1997	2008	$1.343558	$0.830889	304,256.400
	2007	$1.302033	$1.343558	355,020.538
	2006	$1.143780	$1.302033	398,254.033
	2005	$1.119870	$1.143780	481,878.811
	2004	$1.021871	$1.119870	429,131.773
	2003	$0.802779	$1.021871	444,036.351
	2002	$1.000000	$0.802779	248,378.848

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.798516	$1.111472	220,190.385
Subaccount Inception Date November 18, 1996	2008	$1.284175	$0.798516	62,442.099
	2007	$1.166632	$1.284175	187,353.130
	2006	$1.159008	$1.166632	174,247.336
	2005	$1.031770	$1.159008	116,717.978
	2004	$0.957795	$1.031770	133,750.390
	2003	$0.753450	$0.957795	133,010.504
	2002	$1.000000	$0.753450	76,322.248

Transamerica Focus VP – Initial Class(4)	2009	$0.832433	$1.051095	572,202.855
Subaccount Inception Date May 1, 2000	2008	$1.325226	$0.832433	658,511.648
	2007	$1.328787	$1.325226	781,485.367
	2006	$1.135338	$1.328787	943,616.981
	2005	$1.105003	$1.135338	952,347.725
	2004	$1.025659	$1.105003	1,182,161.415
	2003	$0.768745	$1.025659	1,090,111.057
	2002	$1.000000	$0.768745	422,351.461

195

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.018657	$1.480603	405,787.534
Subaccount Inception Date June 1, 1998	2008	$1.379583	$1.018657	439,123.821
	2007	$1.372181	$1.379583	517,161.200
	2006	$1.252826	$1.372181	658,632.668
	2005	$1.246462	$1.252826	683,544.972
	2004	$1.150343	$1.246462	835,611.020
	2003	$0.989712	$1.150343	853,805.903
	2002	$0.954934	$0.989712	426,277.791

Transamerica MFS International Equity VP – Initial Class	2009	$1.029702	$1.348706	217,290.086
Subaccount Inception Date May 1, 2001	2008	$1.612043	$1.029702	270,529.149
	2007	$1.496170	$1.612043	398,119.837
	2006	$1.231481	$1.496170	442,854.473
	2005	$1.105264	$1.231481	473,430.930
	2004	$0.979225	$1.105264	468,813.006
	2003	$0.791709	$0.979225	483,606.412
	2002	$1.000000	$0.791709	201,773.940

Transamerica Marsico Growth VP – Initial Class(3)	2009	$1.021904	$1.277479	548,459.340
Subaccount Inception Date May 1, 2000	2008	$1.753052	$1.021904	481,673.419
	2007	$1.475008	$1.753052	637,902.943
	2006	$1.418087	$1.475008	626,726.179
	2005	$1.322924	$1.418087	508,575.894
	2004	$1.193911	$1.322924	31,344.704
	2003	$1.000000	$1.193911	51,120.812

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.206188	$1.381646	2,775,488.472
Subaccount Inception Date May 1, 2002	2008	$1.257002	$1.206188	3,427,838.485
	2007	$1.168829	$1.257002	3,485,248.199
	2006	$1.136148	$1.168829	3,620,587.833
	2005	$1.124682	$1.136148	3,517,784.087
	2004	$1.090330	$1.124682	3,617,838.035
	2003	$1.052874	$1.090330	3,612,769.754
	2002	$1.000000	$1.052874	2,318,021.651

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.919503	$1.138448	920,966.025
Subaccount Inception Date July 3, 1995	2008	$1.454816	$0.919503	1,010,761.522
	2007	$1.426503	$1.454816	1,201,550.930
	2006	$1.214671	$1.426503	1,574,277.610
	2005	$1.181867	$1.214671	1,838,223.059
	2004	$1.042793	$1.181867	1,620,842.533
	2003	$0.841110	$1.042793	1,818,429.181
	2002	$1.000000	$0.841110	1,068,795.427

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.828338	$1.171869	617,092.154
Subaccount Inception Date July 3, 1995	2008	$1.456316	$0.828338	711,383.391
	2007	$1.342311	$1.456316	898,633.346
	2006	$1.199234	$1.342311	1,056,550.111
	2005	$1.144273	$1.199234	1,220,627.660
	2004	$1.055194	$1.144273	1,496,073.109
	2003	$0.817448	$1.055194	1,435,087.254
	2002	$1.000000	$0.817448	853,039.860

196

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.854110	$1.169467	518,102.371
Subaccount Inception Date May 1, 2000	2008	$1.357315	$0.854110	602,802.024
	2007	$1.254498	$1.357315	617,950.246
	2006	$1.226760	$1.254498	719,982.672
	2005	$1.123465	$1.226760	884,833.769
	2004	$1.031215	$1.123465	951,825.476
	2003	$0.744004	$1.031215	1,060,864.160
	2002	$1.000000	$0.744004	539,694.275

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.878472	$1.112797	628,549.828
Subaccount Inception Date May 1, 2000	2008	$1.579962	$0.878472	103,238.433
	2007	$1.388874	$1.579962	95,765.538
	2006	$1.184338	$1.388874	107,515.521
	2005	$1.116318	$1.184338	42,495.629
	2004	$1.033137	$1.116318	18,101.734
	2003	$0.825826	$1.033137	18,876.611
	2002	$1.000000	$0.825826	25,480.593

Transamerica Balanced VP – Initial Class(7)	2009	$0.997234	$1.243310	103,480.291
Subaccount Inception Date May 1, 2002	2008	$1.579962	$0.997234	55,203.381
	2007	$1.332696	$1.579962	95,765.538
	2006	$1.237092	$1.332696	73,801.759
	2005	$1.160714	$1.237092	83,067.528
	2004	$1.057833	$1.160714	85,354.474
	2003	$0.940839	$1.057833	100,544.543
	2002	$1.000000	$0.940839	63,625.690

Transamerica Convertible Securities VP – Initial Class	2009	$1.032458	$1.338197	271,642.775
Subaccount Inception Date May 1, 2002	2008	$1.656873	$1.032458	293,781.521
	2007	$1.414865	$1.656873	435,614.028
	2006	$1.292368	$1.414865	511,587.210
	2005	$1.260191	$1.292368	487,124.507
	2004	$1.127956	$1.260191	515,791.961
	2003	$0.923984	$1.127956	404,453.723
	2002	$1.000000	$0.923984	214,322.097

Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.942915	$1.202573	498,549.182
Subaccount Inception Date May 1, 2000	2008	$1.769136	$0.942915	536,048.562
	2007	$1.541267	$1.769136	596,898.693
	2006	$1.436101	$1.541267	744,910.617
	2005	$1.248282	$1.436101	649,576.011
	2004	$1.091940	$1.248282	686,814.993
	2003	$0.842931	$1.091940	206,485.414
	2002	$1.000000	$0.842931	154,745.090

Transamerica Growth Opportunities VP – Initial Class	2009	$0.997481	$1.347642	325,473.550
Subaccount Inception Date May 2, 2001	2008	$1.710005	$0.997481	321,925.468
	2007	$1.407439	$1.710005	303,405.622
	2006	$1.356483	$1.407439	473,984.055
	2005	$1.182204	$1.356483	429,145.363
	2004	$1.026868	$1.182204	484,459.259
	2003	$0.792775	$1.026868	166,651.503
	2002	$1.000000	$0.792775	162,427.490

197

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2009	$1.090459	$1.077875	2,289,303.600
Subaccount Inception Date April 8, 1991	2008	$1.078853	$1.090459	3,523,405.337
	2007	$1.040621	$1.078853	1,245,589.671
	2006	$1.006491	$1.040621	1,670,999.939
	2005	$0.990971	$1.006491	882,078.300
	2004	$0.993896	$0.990971	802,958.874
	2003	$0.999405	$0.993896	682,961.604

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.269378	$1.794580	63,758.628
Subaccount Inception Date May 4, 1993	2008	$2.174658	$1.269378	65,668.731
	2007	$1.766142	$2.174658	84,426.601
	2006	$1.515446	$1.766142	154,140.280
	2005	$1.351774	$1.515446	165,773.954
	2004	$1.176997	$1.351774	177,107.523
	2003	$0.624786	$1.176997	184,776.166
	2002	$1.000000	$0.624786	270,032.372

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.758555	$1.181397	134,112.015
Subaccount Inception Date May 1, 2001	2008	$1.494887	$0.758555	137,953.699
	2007	$1.140761	$1.494887	143,115.532
	2006	$1.144051	$1.140761	101,604.054
	2005	$1.135476	$1.144051	110,389.063
	2004	$1.064476	$1.135476	101,125.242
	2003	$0.714332	$1.064476	44,642.094
	2002	$1.000000	$0.714332	18,332.298

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.237053	$1.275736	1,161,095.539
Subaccount Inception Date May 13, 1994	2008	$1.163996	$1.237053	1,121,301.279
	2007	$1.111955	$1.163996	1,681,954.015
	2006	$1.090697	$1.111955	1,749,934.021
	2005	$1.080729	$1.090697	1,691,953.248
	2004	$1.059877	$1.080729	1,656,064.059
	2003	$1.042912	$1.059877	1,655,492.145
	2002	$1.000000	$1.042912	1,389,505.540

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(9)	2009	$1.167904	$1.451334	587,236.463
Subaccount Inception Date April 8, 1991	2008	$1.934279	$1.167904	699,208.482
	2007	$1.695068	$1.934279	826,628.424
	2006	$1.390238	$1.695068	675,580.718
	2005	$1.237571	$1.390238	533,353.634
	2004	$1.080388	$1.237571	307,262.736
	2003	$0.824046	$1.080388	257,636.614
	2002	$1.000000	$0.824046	99,636.670

Transamerica Multi Managed Large Cap Core VP – Initial Class(10)	2009	$0.843426	$1.210691	1,013,444.760
Subaccount Inception Date April 8, 1991	2008	$1.475270	$0.843426	209,226.049
	2007	$1.368013	$1.475270	198,240.312
	2006	$1.255965	$1.368013	264,793.921
	2005	$1.162777	$1.255965	263,704.550
	2004	$1.044706	$1.162777	277,444.584
	2003	$0.874009	$1.044706	268,697.734
	2002	$1.000000	$0.874009	214,769.043

198

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(11)	2009	$0.715572	$1.134188	151,173.931
Subaccount Inception Date May 1, 2001	2008	$1.349671	$0.715572	226,341.177
	2007	$1.115871	$1.349671	359,870.597
	2006	$1.028462	$1.115871	469,414.663
	2005	$0.968672	$1.028462	655,196.035
	2004	$0.915881	$0.968672	700,102.325
	2003	$0.723956	$0.915881	646,387.625
	2002	$1.000000	$0.723956	415,655.829

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989787	$1.008398	6,721.451

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000908	$0.994105	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986811	$1.008648	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986490	$1.003254	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982921	$0.980758	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988819	$1.004036	522.844

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204759	4,449,760.276

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.208532	384,164.955

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	41,876.236

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.022659	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985164	$1.029886	0.000

199

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.563085	0.000
		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2009	$0.879129	$1.138637	2,233,939.965
Subaccount Inception Date July 3, 1997	2008	$1.407785	$0.879129	2,524,431.179
	2007	$1.400005	$1.407785	3,035,057.257
	2006	$1.163140	$1.400005	3,728,949.550
	2005	$1.144027	$1.163140	3,948,395.889
	2004	$1.042915	$1.144027	4,318,898.00
	2003	$0.792544	$1.042915	4,288,462.40
	2002	$0.975841	$0.792544	4,170,511.78
	2001	$1.000000	$0.975841	891,090

BlackRock Global Allocation V.I. Fund	2009	$1.706191	$2.042513	939,953.055
Subaccount Inception Date July 3, 1997	2008	$2.143933	$1.706191	959,108.789
	2007	$1.855294	$2.143933	562,020.445
	2006	$1.611945	$1.855294	511,552.667
	2005	$1.476737	$1.611945	260,220.675
	2004	$1.307272	$1.476737	148,216.67
	2003	$0.869886	$1.307272	39,321.46
	2002	$0.981284	$0.869886	39,818.21
	2001	$1.000000	$0.981284	1,000

BlackRock High Income V.I. Fund	2009	$1.020041	$1.577858	610,674.208
Subaccount Inception Date July 3, 1997	2008	$1.458323	$1.020041	697,152.591
	2007	$1.441806	$1.458323	755,671.699
	2006	$1.333658	$1.441806	1,269,285.254
	2005	$1.329750	$1.333658	1,392,488.735
	2004	$1.204082	$1.329750	1,260,738.65
	2003	$0.951595	$1.204082	1,249,778.43
	2002	$0.977820	$0.951595	1,369,869.11
	2001	$1.000000	$0.977820	274,630

Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.794182	$0.941857	240,421.160
Subaccount Inception Date May 1, 2001	2008	$1.272009	$0.794182	316,541.300
	2007	$1.302518	$1.272009	329,880.302
	2006	$1.101883	$1.302518	542,614.438
	2005	$1.071206	$1.101883	594,087.848
	2004	$0.952152	$1.071206	651,845.687
	2003	$0.748541	$0.952152	611,913.894
	2002	$0.940149	$0.748541	580,090.907
	2001	$1.000000	$0.940149	92,008

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.084764	$1.341624	512,429.517
Subaccount Inception Date May 1, 2002	2008	$1.393535	$1.084764	1,010,343.201
	2007	$1.326374	$1.393535	950,354.248
	2006	$1.227011	$1.326374	1,465,658.037
	2005	$1.181090	$1.227011	891,891.143
	2004	$1.090010	$1.181090	438,641.080
	2003	$0.897884	$1.090010	393,484.536
	2002	$1.000000	$0.897884	99.910

200

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.943304	$1.209469	1,655,466.961
Subaccount Inception Date May 1, 2002	2008	$1.582269	$0.943304	1,436,715.533
	2007	$1.486851	$1.582269	1,689,550.428
	2006	$1.302034	$1.486851	855,030.567
	2005	$1.174501	$1.302034	300,581.621
	2004	$1.041488	$1.174501	87,747.507
	2003	$0.806199	$1.041488	234,637.209
	2002	$1.000000	$0.806199	230,786.046

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.074425	$1.341335	2,157,194.866
Subaccount Inception Date May 1, 2002	2008	$1.469438	$1.074425	2,314,753.319
	2007	$1.378257	$1.469438	2,654,848.642
	2006	$1.251752	$1.378257	2,207,404.606
	2005	$1.179545	$1.251752	2,216,653.107
	2004	$1.072164	$1.179545	2,391,625.786
	2003	$0.869359	$1.072164	1,515,767.344
	2002	$1.000000	$0.869359	394,905.744

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.021885	$1.293468	2,237,224.015
Subaccount Inception Date May 1, 2002	2008	$1.538888	$1.021885	2,430,210.057
	2007	$1.445324	$1.538888	3,013,977.224
	2006	$1.285492	$1.445324	2,338,315.700
	2005	$1.184162	$1.285492	2,030,869.964
	2004	$1.055976	$1.184162	2,585,982.521
	2003	$0.840747	$1.055976	1,079,814.916
	2002	$1.000000	$0.840747	243,545.678

Transamerica International Moderate Growth VP – Service Class	2009	$0.695766	$0.888717	2,488.746
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	2,509.326
	2007	$1.032458	$1.106246	2,524.099
	2006	$1.000000	$1.032458	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$1.070125	$1.204776	1,256,954.507
Subaccount Inception Date May 1, 2000	2008	$1.638984	$1.070125	334,965.728
	2007	$1.586029	$1.638984	474,844.629
	2006	$1.373411	$1.586029	530,359.376
	2005	$1.199353	$1.373411	645,519.887
	2004	$1.026183	$1.199353	524,333.478
	2003	$0.800587	$1.026183	323,754.130
	2002	$0.944875	$0.800587	345,911.748
	2001	$1.000000	$0.944875	78,055

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.352468	$1.782147	77,337.559
Subaccount Inception Date May 1, 2002	2008	$2.376670	$1.352468	101,628.784
	2007	$2.579503	$2.376670	106,626.809
	2006	$1.835653	$2.579503	150,952.407
	2005	$1.637853	$1.835653	76,193.806
	2004	$1.248199	$1.637853	52,452.469
	2003	$0.931052	$1.248199	48,955.630
	2002	$1.000000	$0.931052	16,861.570

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.695084	$0.889633	773,179.078
Subaccount Inception Date May 2, 1997	2008	$1.123403	$0.695084	801,775.645
	2007	$1.088148	$1.123403	1,175,938.319
	2006	$0.955422	$1.088148	1,490,599.505
	2005	$0.934991	$0.955422	959,649.992
	2004	$0.852747	$0.934991	845,403.520
	2003	$0.669596	$0.852747	728,148.836
	2002	$0.899067	$0.669596	744,144.999
	2001	$1.000000	$0.899067	170,071

201

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.634782	$0.884015	138,566.563
Subaccount Inception Date November 18, 1996	2008	$1.020357	$0.634782	169,826.389
	2007	$0.926507	$1.020357	253,549.549
	2006	$0.919997	$0.926507	225,598.003
	2005	$0.818602	$0.919997	193,613.176
	2004	$0.759530	$0.818602	130,410.962
	2003	$0.597188	$0.759530	5,878.870
	2002	$0.873072	$0.597188	26,824.008
	2001	$1.000000	$0.873072	10,086

Transamerica Focus VP – Initial Class(4)	2009	$0.764045	$0.965218	541,117.098
Subaccount Inception Date May 1, 2000	2008	$1.215742	$0.764045	678,338.336
	2007	$1.218398	$1.215742	771,914.948
	2006	$1.040511	$1.218398	1,110,594.711
	2005	$1.012203	$1.040511	1,106,429.851
	2004	$0.939060	$1.012203	1,190,868.567
	2003	$0.703500	$0.939060	1,227,481.355
	2002	$0.946133	$0.703500	1,326,410.487
	2001	$1.000000	$0.946133	277,733

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$1.020431	$1.483913	440,838.189
Subaccount Inception Date June 1, 1998	2008	$1.381306	$1.020431	558,452.319
	2007	$1.373205	$1.381306	669,170.988
	2006	$1.253150	$1.373205	945,006.421
	2005	$1.246176	$1.253150	958,814.443
	2004	$1.149503	$1.246176	1,039,048.714
	2003	$0.988505	$1.149503	945,857.760
	2002	$0.980546	$0.988505	668,239.890
	2001	$1.000000	$0.980546	128,926

Transamerica MFS International Equity VP – Initial Class	2009	$0.837955	$1.098102	382,307.487
Subaccount Inception Date May 1, 2001	2008	$1.311199	$0.837955	381,599.482
	2007	$1.216347	$1.311199	662,417.253
	2006	$1.000666	$1.216347	991,642.666
	2005	$0.897669	$1.000666	1,063,768.216
	2004	$0.794901	$0.897669	756,138.449
	2003	$0.642367	$0.794901	883,158.814
	2002	$0.834029	$0.642367	564,907.520
	2001	$1.000000	$0.834029	245,426

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.692121	$0.865639	434,864.335
Subaccount Inception Date May 1, 2000	2008	$1.186728	$0.692121	609,382.340
	2007	$0.998009	$1.186728	712,717.919
	2006	$0.959028	$0.998009	810,347.365
	2005	$0.894235	$0.959028	793,861.415
	2004	$0.806626	$0.894235	711,432.925
	2003	$0.646422	$0.806626	497,779.306
	2002	$0.884268	$0.646422	502,530.925
	2001	$1.000000	$0.884268	263,027

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.210180	$1.386905	1,276,639.241
Subaccount Inception Date May 1, 2002	2008	$1.260541	$1.210180	1,233,307.719
	2007	$1.171534	$1.260541	1,255,653.034
	2006	$1.138214	$1.171534	1,593,652.349
	2005	$1.126172	$1.138214	1,131,601.004
	2004	$1.091227	$1.126172	1,031,424.520
	2003	$1.053222	$1.091227	1,136,788.575
	2002	$1.000000	$1.053222	730,334.216

202

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.933660	$1.156556	1,877,042.114
Subaccount Inception Date January 3, 1995	2008	$1.476501	$0.933660	2,274,023.213
	2007	$1.447058	$1.476501	2,553,177.011
	2006	$1.231572	$1.447058	3,039,351.318
	2005	$1.197716	$1.231572	2,484,754.294
	2004	$1.056260	$1.197716	3,096,980.033
	2003	$0.851550	$1.056260	2,561,029.409
	2002	$0.988919	$0.851550	2,757,519.217
	2001	$1.000000	$0.988919	641,370

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.724573	$1.025585	2,010,813.204
Subaccount Inception Date January 3, 1995	2008	$1.273242	$0.724573	2,157,827.805
	2007	$1.172985	$1.273242	2,620,389.166
	2006	$1.047441	$1.172985	2,966,875.977
	2005	$0.920713	$1.047441	2,809,414.098
	2004	$0.920713	$0.998938	2,455,926.094
	2003	$0.712910	$0.920713	2,113,251.130
	2002	$0.935195	$0.712910	2,332,528.627
	2001	$1.000000	$0.935195	562,032

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.789781	$1.081922	421,278.627
Subaccount Inception Date May 1, 2000	2008	$1.254462	$0.789781	451,851.691
	2007	$1.158869	$1.254462	578,877.332
	2006	$1.132689	$1.158869	740,864.123
	2005	$1.036804	$1.132689	902,884.564
	2004	$0.951198	$1.036804	922,663.843
	2003	$0.685942	$0.951198	1,082,207.561
	2002	$0.955974	$0.685942	1,121,595.884
	2001	$1.000000	$0.955974	126,060

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.762491	$0.966350	554,176.794
Subaccount Inception Date May 1, 2000	2008	$1.370681	$0.762491	236,152.368
	2007	$1.204306	$1.370681	348,091.575
	2006	$1.026448	$1.204306	269,284.789
	2005	$0.967022	$1.026448	174,435.106
	2004	$0.894511	$0.967022	134,120.169
	2003	$0.714658	$0.894511	112,489.143
	2002	$0.921911	$0.714658	105,241.149
	2001	$1.000000	$0.921911	34,780

Transamerica Balanced VP – Initial Class(7)	2009	$1.000543	$1.248058	44,713.021
Subaccount Inception Date May 1, 2002	2008	$1.498683	$1.000543	40,793.472
	2007	$1.335781	$1.498683	25,852.406
	2006	$1.239342	$1.335781	38,754.249
	2005	$1.162240	$1.239342	38,851.115
	2004	$1.058695	$1.162240	21,572.926
	2003	$0.941146	$1.058695	21,679.022
	2002	$1.000000	$0.941146	99.910

Transamerica Convertible Securities VP – Initial Class	2009	$1.035882	$1.343302	69,506.930
Subaccount Inception Date May 1, 2002	2008	$1.661544	$1.035882	80,909.298
	2007	$1.418146	$1.661544	146,887.385
	2006	$1.294720	$1.418146	142,024.649
	2005	$1.261856	$1.294720	52,551.206
	2004	$1.128889	$1.261856	33,666.427
	2003	$0.924287	$1.128889	10,933.864
	2002	$1.000000	$0.924287	99.910

203

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(8)	2009	$0.751847	$0.959353	1,817,051.238
Subaccount Inception Date May 1, 2000	2008	$1.409942	$0.751847	2,215,682.819
	2007	$1.227724	$1.409942	2,668,723.448
	2006	$1.143396	$1.227724	2,403,831.317
	2005	$0.993375	$1.143396	1,193,892.400
	2004	$0.868532	$0.993375	1,289,128.283
	2003	$0.670137	$0.868532	736,208.988
	2002	$0.872609	$0.670137	994,698.989
	2001	$1.000000	$0.872609	245,830

Transamerica Growth Opportunities VP – Initial Class	2009	$1.184124	$1.600591	332,783.907
Subaccount Inception Date May 2, 2001	2008	$2.028961	$1.184124	360,302.276
	2007	$1.669130	$2.028961	427,706.229
	2006	$1.607904	$1.669130	579,804.055
	2005	$1.400632	$1.607904	677,299.748
	2004	$1.215991	$1.400632	726,666.825
	2003	$0.938318	$1.215991	266,858.120
	2002	$1.108736	$0.938318	298,152.367
	2001	$1.000000	$1.108736	103,014

Transamerica Money Market VP – Initial Class	2009	$1.107014	$1.094790	1,269,698.817
Subaccount Inception Date April 8, 1991	2008	$1.094695	$1.107014	1,973,968.957
	2007	$1.055380	$1.094695	2,803,113.582
	2006	$1.020274	$1.055380	1,244,578.705
	2005	$1.004042	$1.020274	733,616.745
	2004	$1.006504	$1.004042	714,141.937
	2003	$1.011588	$1.006504	760,607.724

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.504308	$0.785809	76,446.785
Subaccount Inception Date May 1, 2001	2008	$0.993336	$0.504308	67,817.504
	2007	$0.757657	$0.993336	99,002.145
	2006	$0.759472	$0.757657	96,681.614
	2005	$0.753409	$0.759472	85,906.790
	2004	$0.705945	$0.753409	86,178.230
	2003	$0.473501	$0.705945	113,061.854
	2002	$0.774757	$0.473501	102,242.399
	2001	$1.000000	$0.774757	118,826

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.192595	$1.686857	1,794,312.791
Subaccount Inception Date May 4, 1993	2008	$2.042093	$1.192595	2,174,820.233
	2007	$1.657650	$2.042093	2,637,797.361
	2006	$1.421656	$1.657650	2,979,134.782
	2005	$1.267497	$1.421656	2,802,571.422
	2004	$1.103071	$1.267497	3,014,770.294
	2003	$0.585256	$1.103071	2,672,494.596
	2002	$0.978906	$0.585256	3,293,032.918
	2001	$1.000000	$0.978906	680,486

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.263925	$1.304088	1,941,604.581
Subaccount Inception Date May 13, 1994	2008	$1.188702	$1.263925	2,156,806.883
	2007	$1.134988	$1.188702	1,974,917.722
	2006	$1.112738	$1.134988	2,992,316.908
	2005	$1.102034	$1.112738	2,776,720.582
	2004	$1.080238	$1.102034	2,808,895.024
	2003	$1.062441	$1.080238	3,219,804.739
	2002	$1.016603	$1.062441	3,474,144.524
	2001	$1.000000	$1.016603	549,854

Transamerica Value Balanced VP – Service Class(7)	2009	$0.716608	$0.871567	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716608	0.000

204

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2009	$0.819159	$0.942791	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	0.000

Transamerica Index 75 VP – Service Class	2009	$0.722951	$0.879543	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial	2009	$0.967802	$1.203254	1,020,585.859
Class(10)	2008	$1.602061	$0.967802	1,297,411.450
Subaccount Inception Date April 8, 1991	2007	$1.403238	$1.602061	1,552,208.978
	2006	$1.150322	$1.403238	1,464,376.841
	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887
	2002	$0.830259	$0.680836	598,957.784
	2001	$1.000000	$0.830259	86,172

Transamerica Multi Managed Large Cap Core VP – Initial Class(11)	2009	$0.771208	$1.107576	2,104,906.366
Subaccount Inception Date April 8, 1991	2008	$1.348278	$0.771208	1,578,030.299
	2007	$1.249638	$1.348278	1,894,776.828
	2006	$1.146722	$1.249638	2,065,596.044
	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
	2002	$0.964813	$0.796805	1,681,401.994
	2001	$1.000000	$0.964813	606,384

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(12)	2009	$0.528867	$0.838670	669,637.329
Subaccount Inception Date May 1, 2001	2008	$0.997022	$0.528867	723,116.582
	2007	$0.823890	$0.997022	785,548.220
	2006	$0.758974	$0.823890	1,035,665.029
	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
	2002	$0.806903	$0.533456	2,204,412.828
	2001	$1.000000	$0.806903	377,353

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.167287	$1.201264	0.000
Subaccount Inception Date November 3, 2003	2008	$1.100331	$1.167287	0.000
	2007	$1.053261	$1.100331	0.000
	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000

Invesco V.I. Basic Value Fund – Series II Shares(9)	2009	$0.604186	$0.881600	47,108.729
Subaccount Inception Date May 1, 2002	2008	$1.271980	$0.604186	27,498.162
	2007	$1.270636	$1.271980	28,590.780
	2006	$1.139065	$1.270636	14,194.928
	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
	2002	$1.000000	$0.759054	42,461.523

Invesco V.I. Capital Appreciation Fund – Series II Shares(9)	2009	$0.747594	$0.891339	12,230.176
Subaccount Inception Date May 1, 2002	2008	$1.319374	$0.747594	13,289.805
	2007	$1.195666	$1.319374	13,909.065
	2006	$1.141419	$1.195666	44,922.136
	2005	$1.064339	$1.141419	0.000
	2004	$1.013497	$1.064339	0.000
	2003	$0.794340	$1.013497	0.000
	2002	$1.000000	$0.794340	99.910

205

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.738833	$0.878204	936,857.924
Subaccount Inception Date May 1, 2001	2008	$1.261449	$0.738833	1,172,393.699
	2007	$1.218097	$1.261449	1,297,791.879
	2006	$1.054234	$1.218097	1,939,418.245
	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281
	2002	$0.926892	$0.711608	2,850,562.724
	2001	$1.000000	$0.926892	518,898

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.565961	$0.766396	499,795.115
Subaccount Inception Date May 1, 2001	2008	$0.952272	$0.565961	524,187.246
	2007	$0.848701	$0.952272	545,112.699
	2006	$0.864830	$0.848701	721,876.332
	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
	2002	$0.770183	$0.584791	1,546,736.466
	2001	$1.000000	$0.856157	509,161

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666709	$0.910832	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666709	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.012451	$1.354615	904,593.534
Subaccount Inception Date May 1, 2000	2008	$1.788832	$1.012451	1,029,474.045
	2007	$1.544135	$1.788832	1,070,600.013
	2006	$1.402996	$1.544135	1,122,649.002
	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
	2002	$0.947203	$0.845652	892,593.822
	2001	$1.000000	$0.947203	165,537

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.755259	$0.968848	217,880.547
Subaccount Inception Date May 1, 2000	2008	$1.337242	$0.755259	235,226.956
	2007	$1.337042	$1.337242	464,400.119
	2006	$1.128753	$1.337042	523,756.167
	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
	2002	$0.937746	$0.767303	550,045.604
	2001	$1.000000	$0.937746	76,893

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.569269	$0.719468	132,761.289
Subaccount Inception Date May 1, 2001	2008	$1.093944	$0.569269	146,307.048
	2007	$0.874541	$1.093944	188,850.859
	2006	$0.830834	$0.874541	142,663.614
	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979
	2002	$0.868717	$0.598043	343,592.321
	2001	$1.000000	$0.868717	90,444

206

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.568927	$0.817352	79,981.861
Subaccount Inception Date May 1, 2000	2008	$1.284076	$0.568927	83,609.299
	2007	$1.057895	$1.284076	89,261.563
	2006	$1.018922	$1.057895	97,305.365
	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828
	2002	$0.913372	$0.703559	209,107.008
	2001	$1.000000	$0.913372	32,325

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.351755	$1.865781	668,937.173
Subaccount Inception Date May 1, 2000	2008	$2.266360	$1.351755	790,282.522
	2007	$1.989658	$2.266360	1,173,932.387
	2006	$1.792176	$1.989658	1,370,846.387
	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
	2002	$1.029218	$0.914603	1,664,798.002
	2001	$1.000000	$1.029218	222,446

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.760482	$1.180361	103,853.710
Subaccount Inception Date May 1, 2002	2008	$1.580730	$0.760482	75,247.601
	2007	$1.517999	$1.580730	99,911.916
	2006	$1.324841	$1.517999	149,505.663
	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
	2002	$1.000000	$0.749434	104,084.605

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	22,231.264
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	17,585.053
	2007	$1.000000	$0.971353	16,083.832

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	1,999.116
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	10,487.064
	2007	$1.000000	$0.965403	6,441.419

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	213,131.202
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	138,612.156
	2007	$1.000000	$1.070130	5,622.834

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.714794	$1.019736	116,367.952
Subaccount Inception Date October 9, 2000	2008	$1.289164	$0.714794	112,921.382
	2007	$1.072245	$1.289164	93,422.659
	2006	$0.958132	$1.072245	118,849.217
	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595
	2002	$0.770183	$0.546769	167,137.379
	2001	$1.000000	$0.770183	32,357

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.035702	$1.359661	21,455.255
Subaccount Inception Date October 9, 2000	2008	$1.454423	$1.035702	55,289.121
	2007	$1.374155	$1.454423	62,054.922
	2006	$1.209131	$1.374155	45,552.006
	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
	2002	$0.906817	$0.685852	115,229.879
	2001	$1.000000	$0.906817	59,102

207

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.553819	$0.751573	597,619.981
Subaccount Inception Date October 9, 2000	2008	$1.016044	$0.553819	589,800.246
	2007	$0.940727	$1.016044	662,169.098
	2006	$0.807605	$0.940727	960,049.097
	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
	2002	$0.837086	$0.614202	1,330,626.326
	2001	$1.000000	$0.837086	198,635

MFS ® New Discovery Series – Service Class	2009	$0.721754	$1.161385	67,440.194
Subaccount Inception Date May 1, 2002	2008	$1.208354	$0.721754	30,858.037
	2007	$1.196609	$1.208354	54,618.434
	2006	$1.072810	$1.196609	44,606.892
	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
	2002	$1.000000	$0.748106	13,073.612

MFS ® Total Return Series – Service Class	2009	$1.015691	$1.180963	141,530.681
Subaccount Inception Date May 1, 2002	2008	$1.323958	$1.015691	92,227.844
	2007	$1.289840	$1.323958	78,651.717
	2006	$1.169929	$1.289840	85,305.983
	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
	2002	$1.000000	$0.918965	73,983.989

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.205169	107,314.253

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993371	$1.003480	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985165	$1.029949	0.000

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco”due to branding changes.

208

APPENDIX

HUNTINGTON CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.022536	$1.175665	10,109.054
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.022536	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.790338	$0.963561	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.790338	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.761131	$0.937563	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761131	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.712762	$0.889620	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.712762	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.681505	$0.860297	0.000
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.681505	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.913723	$1.032354	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.913723	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035492	$1.191252	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035492	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.729646	$0.896936	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.729646	0.000

Transamerica Money Market VP – Service Class	2009	$0.996216	$0.972509	29,874.135
Subaccount Inception Date April 8, 1991	2008	$1.000000	$0.996216	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.025589	$1.043081	0.000
Subaccount Inception Date May 13, 1994	2008	$1.000000	$1.025589	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.710968	$0.854585	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.710968	0.000

Transamerica Index 50 VP – Service Class	2009	$0.812728	$0.924430	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.812728	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717267	$0.862408	17,585.995
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717267	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011675	$1.226543	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011675	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661459	$0.893065	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661459	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989022	$1.253768	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989022	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989756	$1.007062	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000877	$0.992791	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988788	$1.002704	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995046	$0.982531	0.000

209

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999934	$0.997153	0.000

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.022745	$1.177642	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.022745	0.000

Huntington VA Dividend Capture Fund	2009	$0.664167	$0.812222	0.000
Subaccount Inception Date September 10, 2007	2008	$0.944865	$0.664167	0.000
	2007	$1.000000	$0.944865	0.000

Huntington VA Growth Fund	2009	$0.657157	$0.744905	0.000
Subaccount Inception Date September 10, 2007	2008	$1.082774	$0.657157	0.000
	2007	$1.000000	$1.082774	0.000

Huntington VA Income Equity Fund	2009	$0.592601	$0.704479	0.000
Subaccount Inception Date September 10, 2007	2008	$0.975320	$0.592601	0.000
	2007	$1.000000	$0.975320	0.000

Huntington VA International Equity Fund	2009	$0.624478	$0.814734	0.000
Subaccount Inception Date September 10, 2007	2008	$1.074843	$0.624478	0.000
	2007	$1.000000	$1.074843	0.000

Huntington VA Macro 100 Fund	2009	$0.614086	$0.731530	0.000
Subaccount Inception Date September 10, 2007	2008	$0.950634	$0.614086	0.000
	2007	$1.000000	$0.950634	0.000

Huntington VA Mid Corp America Fund	2009	$0.608394	$0.798286	0.000
Subaccount Inception Date September 10, 2007	2008	$1.017648	$0.608394	0.000
	2007	$1.000000	$1.017648	0.000

Huntington VA Mortgage Securities Fund	2009	$1.005731	$1.036818	0.000
Subaccount Inception Date September 10, 2007	2008	$1.007287	$1.005731	0.000
	2007	$1.000000	$1.007287	0.000

Huntington VA New Economy Fund	2009	$0.491362	$0.646734	0.000
Subaccount Inception Date September 10, 2007	2008	$1.061829	$0.491362	0.000
	2007	$1.000000	$1.061829	0.000

Huntington VA Real Strategies Fund	2009	$0.573824	$0.755789	0.000
Subaccount Inception Date September 10, 2007	2008	$1.151206	$0.573824	0.000
	2007	$1.000000	$1.151206	0.000

Huntington VA Rotating Markets Fund	2009	$0.589329	$0.768354	0.000
Subaccount Inception Date September 10, 2007	2008	$1.040751	$0.589329	0.000
	2007	$1.000000	$1.040751	0.000

Huntington VA Situs Fund	2009	$0.576816	$0.749637	0.000
Subaccount Inception Date September 10, 2997	2008	$1.004142	$0.576816	0.000
	2007	$1.000000	$1.000000	0.000

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.598608	$0.701708	0.000
Subaccount Inception Date September 10, 2007	2008	$0.972873	$0.598608	0.000
	2007	$1.000000	$0.972873	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.784850	$0.958275	0.000
Subaccount Inception Date September 10, 2007	2008	$1.021621	$0.784850	0.000
	2007	$1.000000	$1.021621	0.000

210

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.603728	$0.764509	0.000
Subaccount Inception Date September 10, 2007	2008	$1.025291	$0.603728	0.000
	2007	$1.000000	$1.025291	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.741224	$0.914377	0.000
Subaccount Inception Date September 10, 2007	2008	$1.027483	$0.741224	0.000
	2007	$1.000000	$1.027483	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.673235	$0.841516	0.000
Subaccount Inception Date September 10, 2007	2008	$1.026855	$0.673235	0.000
	2007	$1.000000	$1.026855	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.643084	$0.812994	0.000
Subaccount Inception Date September 10, 2007	2008	$1.033136	$0.643084	0.000
	2007	$1.000000	$1.033136	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.654637	$0.727673	0.000
Subaccount Inception Date September 10, 2007	2008	$1.015775	$0.654637	0.000
	2007	$1.000000	$1.015775	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.558576	$0.726229	0.000
Subaccount Inception Date September 10, 2007	2008	$0.993844	$0.558576	0.000
	2007	$1.000000	$0.993844	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.611631	$0.773149	0.000
Subaccount Inception Date September 10, 2007	2008	$1.001564	$0.611631	0.000
	2007	$1.000000	$1.001564	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.649438	$0.893146	0.000
Subaccount Inception Date September 10, 2007	2008	$1.056481	$0.649438	0.000
	2007	$1.000000	$1.056481	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.618184	$0.770871	0.000
Subaccount Inception Date September 10, 2007	2008	$0.996641	$0.618184	0.000
	2007	$1.000000	$0.996641	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.732601	$1.051706	0.000
Subaccount Inception Date September 10, 2007	2008	$1.005573	$0.732601	0.000
	2007	$1.000000	$1.005573	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.653111	$0.844243	0.000
Subaccount Inception Date September 10, 2007	2008	$1.036627	$0.653111	0.000
	2007	$1.000000	$1.036627	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.632971	$0.781662	0.000
Subaccount Inception Date September 10, 2007	2008	$1.100049	$0.632971	0.000
	2007	$1.000000	$1.100049	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.979433	$1.108221	0.000
Subaccount Inception Date September 10, 2007	2008	$1.033798	$0.979433	0.000
	2007	$1.000000	$1.033798	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.626168	$0.766110	0.000
Subaccount Inception Date September 10, 2007	2008	$1.004055	$0.626168	0.000
	2007	$1.000000	$1.004055	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.581395	$0.812204	0.000
Subaccount Inception Date September 10, 2007	2008	$1.034479	$0.581395	0.000
	2007	$1.000000	$1.034479	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.628422	$0.849760	0.000
Subaccount Inception Date September 10, 2007	2008	$1.010982	$0.628422	0.000
	2007	$1.000000	$1.010982	0.000

211

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(6)	2009	$0.595170	$0.743796	0.000
Subaccount Inception Date September10, 2007	2008	$1.083756	$0.595170	0.000
	2007	$1.000000	$1.083756	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035705	$1.193244	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.699582	$0.861242	0.000
Subaccount Inception Date September 10, 2007	2008	$1.061527	$0.699582	0.000
	2007	$1.000000	$1.061527	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.667396	$0.855712	0.000
Subaccount Inception Date September 10, 2007	2008	$1.083798	$0.667396	0.000
	2007	$1.000000	$1.083798	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.575800	$0.725501	0.000
Subaccount Inception Date September 10, 2007	2008	$1.094491	$0.575800	0.000
	2007	$1.000000	$1.094491	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.616555	$0.822792	0.000
Subaccount Inception Date September 10, 2007	2008	$1.070339	$0.616555	0.000
	2007	$1.000000	$1.070339	0.000

Transamerica Money Market VP – Service Class	2009	$1.005408	$0.982920	0.000
Subaccount Inception Date September 10, 2007	2008	$1.006817	$1.005408	0.000
	2007	$1.000000	$1.006817	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.571748	$0.882423	0.000
Subaccount Inception Date September 10, 2007	2008	$1.144159	$0.571748	0.000
	2007	$1.000000	$1.144159	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.656576	$0.917145	0.000
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.656576	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.062619	$1.082334	0.000
Subaccount Inception Date September 10, 2007	2008	$1.012081	$1.062619	0.000
	2007	$1.000000	$1.012081	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.711667	$0.856670	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000

Transamerica Index 50 VP – Service Class	2009	$0.813516	$0.926675	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717974	$0.864525	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$0.638216	$0.784048	0.000
Class(9)	2008	$1.071258	$0.638216	0.000
Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.071258	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.581078	$0.824114	0.000
Subaccount Inception Date September 10, 2007	2008	$1.028636	$0.581078	0.000
	2007	$1.000000	$1.028636	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.568826	$0.890324	0.000
Subaccount Inception Date September 10, 2007	2008	$1.086567	$0.568826	0.000
	2007	$1.000000	$1.086567	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.466485	$0.673685	0.000
Subaccount Inception Date September 10, 2007	2008	$0.992340	$0.466485	0.000
	2007	$1.000000	$0.992340	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.580749	$0.685305	0.000
Subaccount Inception Date September 10, 2007	2008	$1.035605	$0.580749	0.000
	2007	$1.000000	$1.035605	0.000

212

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011883	$1.228584	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011883	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.587796	$0.691504	0.000
Subaccount Inception Date September 10, 2007	2008	$1.014050	$0.587796	0.000
	2007	$1.000000	$1.014050	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.629255	$0.843356	0.000
Subaccount Inception Date September 10, 2007	2008	$1.069811	$0.629255	0.000
	2007	$1.000000	$1.069811	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662108	$0.895254	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.597585	$0.791336	0.000
Subaccount Inception Date September 10, 2007	2008	$1.066840	$0.597585	0.000
	2007	$1.000000	$1.066840	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.545247	$0.692262	0.000
Subaccount Inception Date September 10, 2007	2008	$0.975486	$0.545247	0.000
	2007	$1.000000	$0.975486	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.559483	$0.699841	0.000
Subaccount Inception Date September 10, 2007	2008	$1.086361	$0.559483	0.000
	2007	$1.000000	$1.086361	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.610092	$0.833463	0.000
Subaccount Inception Date September 10, 2007	2008	$1.033547	$0.610092	0.000
	2007	$1.000000	$1.033547	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.468512	$0.719724	0.000
Subaccount Inception Date September 10, 2007	2008	$0.984009	$0.468512	0.000
	2007	$1.000000	$0.984009	0.000

Franklin Income Securities Fund – Class 2	2009	$0.686750	$0.910267	0.000
Subaccount Inception Date September 10, 2007	2008	$0.998819	$0.686750	0.000
	2007	$1.000000	$0.998819	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.619642	$0.763493	0.000
Subaccount Inception Date September 10, 2007	2008	$1.008020	$0.619642	0.000
	2007	$1.000000	$1.008020	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.637230	$0.853633	0.000
Subaccount Inception Date September 10, 2007	2008	$1.093480	$0.637230	0.000
	2007	$1.000000	$1.093480	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989224	$1.255873	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.592539	$0.836635	0.000
Subaccount Inception Date September 10, 2007	2008	$1.079821	$0.592539	0.000
	2007	$1.000000	$1.079821	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.540650	$0.726179	0.000
Subaccount Inception Date September 10, 2007	2008	$1.002231	$0.540650	0.000
	2007	$1.000000	$1.002231	0.000

MFS ® New Discovery Series – Service Class	2009	$0.575033	$0.915783	0.000
Subaccount Inception Date September 10, 2007	2008	$0.972757	$0.575033	0.000
	2007	$1.000000	$0.972757	0.000

MFS ® Total Return Series – Service Class	2009	$0.763584	$0.878717	0.000
Subaccount Inception Date September 10, 2007	2008	$1.005707	$0.763584	0.000
	2007	$1.000000	$1.005707	0.000

213

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989760	$1.007237	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000881	$0.992961	0.000

American Funds – Growth - Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986784	$1.007487	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986463	$1.002101	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982894	$0.979627	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988792	$1.002880	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.196900	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200632	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990696	$1.008390	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995050	$0.982701	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988949	$1.005546	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986553	$0.984931	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998141	$1.019726	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997247	$1.021477	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996379	$1.020396	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.002757	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$1.023261	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$0.997328	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985137	$1.028698	0.000

214

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.023163	$1.181581	28,086.083
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.023163	0.000

Huntington VA Dividend Capture Fund	2009	$0.666738	$0.817770	28,776.879
Subaccount Inception Date September 10, 2007	2008	$0.945718	$0.666738	21,232.698
	2007	$1.000000	$0.945718	2,387.890

Huntington VA Growth Fund	2009	$0.659683	$0.749978	40,100.953
Subaccount Inception Date September 10, 2007	2008	$1.083751	$0.659683	40,322.731
	2007	$1.000000	$1.083751	4,158.202

Huntington VA Income Equity Fund	2009	$0.594890	$0.709277	0.000
Subaccount Inception Date September 10, 2007	2008	$0.976195	$0.594890	0.000
	2007	$1.000000	$0.976195	0.000

Huntington VA International Equity Fund	2009	$0.626893	$0.820293	79,229.616
Subaccount Inception Date September 10, 2007	2008	$1.075814	$0.626893	79,667.789
	2007	$1.000000	$1.075814	8,604.295

Huntington VA Macro 100 Fund	2009	$0.616457	$0.736518	0.000
Subaccount Inception Date September 10, 2007	2008	$0.951486	$0.616457	0.000
	2007	$1.000000	$0.951486	0.000

Huntington VA Mid Corp America Fund	2009	$0.610750	$0.803733	0.000
Subaccount Inception Date September 10, 2007	2008	$1.018568	$0.610750	0.000
	2007	$1.000000	$1.018568	0.000

Huntington VA Mortgage Securities Fund	2009	$1.009596	$1.043862	22,555.504
Subaccount Inception Date September 10, 2007	2008	$1.008192	$1.009596	58,855.612
	2007	$1.000000	$1.008192	0.000

Huntington VA New Economy Fund	2009	$0.493267	$0.651152	23,059.851
Subaccount Inception Date September 10, 2007	2008	$1.062786	$0.493267	0.000
	2007	$1.000000	$1.062786	0.000

Huntington VA Real Strategies Fund	2009	$0.576038	$0.760952	37,055.008
Subaccount Inception Date September 10, 2007	2008	$1.152244	$0.576038	17,887.596
	2007	$1.000000	$1.152244	1,979.479

Huntington VA Rotating Markets Fund	2009	$0.591607	$0.773580	20,599.006
Subaccount Inception Date September 10, 2007	2008	$1.041692	$0.591607	0.000
	2007	$1.000000	$1.041692	0.000

Huntington VA Situs Fund	2009	$0.579051	$0.754753	44,312.766
Subaccount Inception Date September 10, 2007	2008	$1.005055	$0.579051	44,557.836
	2007	$1.000000	$1.005055	4,465.792

Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.600923	$0.706495	0.000
Subaccount Inception Date September 10, 2007	2008	$0.973758	$0.600923	0.000
	2007	$1.000000	$0.973758	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.787872	$0.964801	22,797.739
Subaccount Inception Date September 10, 2007	2008	$1.022542	$0.787872	501,281.569
	2007	$1.000000	$1.022542	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.606051	$0.769705	0.000
Subaccount Inception Date September 10, 2007	2008	$1.026215	$0.606051	0.000
	2007	$1.000000	$1.026215	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.744078	$0.920598	91,760.665
Subaccount Inception Date September 10, 2007	2008	$1.028406	$0.744078	98,629.561
	2007	$1.000000	$1.028406	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.675836	$0.847250	400,093.250
Subaccount Inception Date September 10, 2007	2008	$1.027781	$0.675836	28,217.646
	2007	$1.000000	$1.027781	0.000

215

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2009	$0.645567	$0.818535	44,091.280
Subaccount Inception Date September 10, 2007	2008	$1.034067	$0.645567	6,418.072
	2007	$1.000000	$1.034067	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.657170	$0.732638	42,763.755
Subaccount Inception Date September 10, 2007	2008	$1.016693	$0.657170	43,000.253
	2007	$1.000000	$1.016693	4,444.681

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.560738	$0.731187	0.000
Subaccount Inception Date September 10, 2007	2008	$0.994744	$0.560738	0.000
	2007	$1.000000	$0.994744	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.614000	$0.778434	0.000
Subaccount Inception Date September 10, 2007	2008	$1.002465	$0.614000	0.000
	2007	$1.000000	$1.002465	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.651937	$0.899221	17,489.269
Subaccount Inception Date September 10, 2007	2008	$1.057436	$0.651937	0.000
	2007	$1.000000	$1.057436	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.620571	$0.776120	0.000
Subaccount Inception Date September 10, 2007	2008	$0.997541	$0.620571	0.000
	2007	$1.000000	$0.997541	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.735431	$1.058868	83,019.749
Subaccount Inception Date September 10, 2007	2008	$1.006477	$0.735431	68,464.800
	2007	$1.000000	$1.006477	7,617.114

Transamerica MFS International Equity VP – Service Class	2009	$0.655636	$0.849994	0.000
Subaccount Inception Date September 10, 2007	2008	$1.037565	$0.655636	0.000
	2007	$1.000000	$1.037565	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.635419	$0.786988	0.000
Subaccount Inception Date September 10, 2007	2008	$1.101049	$0.635419	0.000
	2007	$1.000000	$1.101049	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.983201	$1.115752	151,275.608
Subaccount Inception Date September 10, 2007	2008	$1.034733	$0.983201	129,233.231
	2007	$1.000000	$1.034733	14,990.195

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.628587	$0.771336	20,753.033
Subaccount Inception Date September 10, 2007	2008	$1.004954	$0.628587	0.000
	2007	$1.000000	$1.004954	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.583637	$0.817727	0.000
Subaccount Inception Date September 10, 2007	2008	$1.035415	$0.583637	0.000
	2007	$1.000000	$1.035415	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.630841	$0.855539	0.000
Subaccount Inception Date September 10, 2007	2008	$1.011893	$0.630841	0.000
	2007	$1.000000	$1.011893	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.597459	$0.748850	0.000
Subaccount Inception Date September 10, 2007	2008	$1.084730	$0.597459	0.000
	2007	$1.000000	$1.084730	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036128	$1.197245	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036128	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.702286	$0.867110	27,161.953
Subaccount Inception Date September 10, 2007	2008	$1.062483	$0.702286	27,288.029
	2007	$1.000000	$1.062483	0.000

216

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2009	$0.669972	$0.861537	83,123.114
Subaccount Inception Date September 10, 2007	2008	$1.084772	$0.669972	66,266.172
	2007	$1.000000	$1.084772	6,950.595

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.578024	$0.730442	0.000
Subaccount Inception Date September 10, 2007	2008	$1.095479	$0.578024	0.000
	2007	$1.000000	$1.095479	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.618939	$0.828404	0.000
Subaccount Inception Date September 10, 2007	2008	$1.071314	$0.618939	0.000
	2007	$1.000000	$1.071314	0.000

Transamerica Money Market VP – Service Class	2009	$1.009279	$0.989604	0.000
Subaccount Inception Date September 10, 2007	2008	$1.007727	$1.009279	0.000
	2007	$1.000000	$1.007727	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.573959	$0.888442	40,273.011
Subaccount Inception Date September 10, 2007	2008	$1.145195	$0.573959	0.000
	2007	$1.000000	$1.145195	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.658398	$0.922394	0.000
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.658398	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.066715	$1.089701	0.000
Subaccount Inception Date September 10, 2007	2008	$1.012993	$1.066715	0.000
	2007	$1.000000	$1.012993	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713074	$0.860905	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713074	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815125	$0.931235	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815125	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719388	$0.868778	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719388	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$0.640688	$0.789402	0.000
Subaccount Inception Date September 10, 2007	2008	$1.072230	$0.640688	0.000
	2007	$1.000000	$1.072230	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.583323	$0.829731	0.000
Subaccount Inception Date September 10, 2007	2008	$1.029566	$0.583323	0.000
	2007	$1.000000	$1.029566	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.571014	$0.896384	20,212.671
Subaccount Inception Date September 10, 2007	2008	$1.087538	$0.571014	20,324.450
	2007	$1.000000	$1.087538	2,085.540

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.066715	$1.089701	0.000
Subaccount Inception Date September 10, 2007	2008	$1.012993	$1.066715	0.000
	2007	$1.000000	$1.012993	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.468290	$0.678280	0.000
Subaccount Inception Date September 10, 2007	2008	$0.993240	$0.468290	0.000
	2007	$1.000000	$0.993240	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.582985	$0.689966	0.000
Subaccount Inception Date September 10, 2007	2008	$1.036543	$0.582985	0.000
	2007	$1.000000	$1.036543	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012300	$1.232706	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012300	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.590070	$0.696212	0.000
Subaccount Inception Date September 10, 2007	2008	$1.014961	$0.590070	0.000
	2007	$1.000000	$1.014961	0.000

217

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.631694	$0.849100	18,399.236
Subaccount Inception Date September 10, 2007	2008	$1.070778	$0.631694	0.000
	2007	$1.000000	$1.070778	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663418	$0.899667	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663418	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.599889	$0.796717	41,240.206
Subaccount Inception Date September 10, 2007	2008	$1.067807	$0.599889	41,468.276
	2007	$1.000000	$1.067807	4,245.451

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.547358	$0.696980	44,280.392
Subaccount Inception Date September 10, 2007	2008	$0.976364	$0.547358	44,525.279
	2007	$1.000000	$0.976364	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.561641	$0.704615	20,480.704
Subaccount Inception Date September 10, 2007	2008	$1.087339	$0.561641	20,593.978
	2007	$1.000000	$1.087339	2,095.388

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.612447	$0.839130	39,994.658
Subaccount Inception Date September 10, 2007	2008	$1.034477	$0.612447	21,051.488
	2007	$1.000000	$1.034477	2,196.690

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.470320	$0.724622	0.000
Subaccount Inception Date September 10, 2007	2008	$0.984893	$0.470320	0.000
	2007	$1.000000	$0.984893	0.000

Franklin Income Securities Fund – Class 2	2009	$0.689402	$0.916469	33,861.540
Subaccount Inception Date September 10, 2007	2008	$0.999719	$0.689402	0.000
	2007	$1.000000	$0.999719	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.622031	$0.768699	21,490.527
Subaccount Inception Date September 10, 2007	2008	$1.008925	$0.622031	21,609.383
	2007	$1.000000	$1.008925	2,257.656

Templeton Foreign Securities Fund – Class 2	2009	$0.639692	$0.859465	0.000
Subaccount Inception Date September 10, 2007	2008	$1.094471	$0.639692	0.000
	2007	$1.000000	$1.094471	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989628	$1.260066	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989628	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.594830	$0.842337	0.000
Subaccount Inception Date September 10, 2007	2008	$1.080794	$0.594830	0.000
	2007	$1.000000	$1.080794	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.542740	$0.731122	43,753.895
Subaccount Inception Date September 10, 2007	2008	$1.003133	$0.542740	0.000
	2007	$1.000000	$1.003133	0.000

MFS ® New Discovery Series – Service Class	2009	$0.577252	$0.922038	0.000
Subaccount Inception Date September 10, 2007	2008	$0.973634	$0.577252	0.000
	2007	$1.000000	$0.973634	0.000

MFS ® Total Return Series – Service Class	2009	$0.766539	$0.884700	0.000
Subaccount Inception Date September 10, 2007	2008	$1.006614	$0.766539	0.000
	2007	$1.000000	$1.006614	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989768	$1.007586	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000889	$0.993302	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986792	$1.007829	0.000

218

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986471	$1.002444	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982902	$0.979961	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988800	$1.003223	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199247	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.202998	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990704	$1.008739	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995058	$0.983042	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988957	$1.005897	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986561	$0.985270	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998149	$1.020080	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997255	$1.021832	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996387	$1.020750	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.003102	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.023612	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$0.997673	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985145	$1.029054	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560486	0.000

219

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.023233	$1.182241	3,528.731
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.023233	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.793990	$0.972755	0.000
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.793990	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.764658	$0.946527	249,345.779
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.764658	125,368.003

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.716069	$0.898123	67,545.593
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.716069	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.684650	$0.868514	21,201.971
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.684650	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.917950	$1.042214	0.000
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.917950	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.733029	$0.905514	4,748.204
Subaccount Inception Date September 10, 2007	2008	$1.000000	$0.733029	0.000

Transamerica Money Market VP – Service Class	2009	$1.000804	$0.981792	0.000
Subaccount Inception Date September 10, 2007	2008	$1.000000	$1.000804	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.030339	$1.053056	0.000
Subaccount Inception Date September 10, 2007	2008	$1.000000	$1.030339	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.713310	$0.861611	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713310	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663638	$0.900399	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663638	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989698	$1.260784	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.023444	$1.184238	305,801.547
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.023444	0.000

220

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund	2009	$0.668467	$0.821495	2,827.644
Subaccount Inception Date September 10, 2007	2008	$0.946297	$0.668467	0.000
	2007	$1.000000	$0.946297	0.000

Huntington VA Growth Fund	2009	$0.661391	$0.753393	13,647.076
Subaccount Inception Date September 10, 2007	2008	$1.084400	$0.661391	14,781.140
	2007	$1.000000	$1.084400	3,771.114

Huntington VA Income Equity Fund	2009	$0.596423	$0.712513	0.000
Subaccount Inception Date September 10, 2007	2008	$0.976787	$0.596423	0.000
	2007	$1.000000	$0.976787	0.000

Huntington VA International Equity Fund	2009	$0.628521	$0.824033	43,110.499
Subaccount Inception Date September 10, 2007	2008	$1.076462	$0.628521	14,496.677
	2007	$1.000000	$1.076462	3,813.310

Huntington VA Macro 100 Fund	2009	$0.618051	$0.739870	0.000
Subaccount Inception Date September 10, 2007	2008	$0.952066	$0.618051	0.000
	2007	$1.000000	$0.952066	0.000

Huntington VA Mid Corp America Fund	2009	$0.612331	$0.807395	2,324.453
Subaccount Inception Date September 10, 2007	2008	$1.019183	$0.612331	0.000
	2007	$1.000000	$1.019183	0.000

Huntington VA Mortgage Securities Fund	2009	$1.012205	$1.048607	4,077.607
Subaccount Inception Date September 10, 2007	2008	$1.008801	$1.012205	0.000
	2007	$1.000000	$1.008801	0.000

Huntington VA New Economy Fund	2009	$0.494542	$0.654114	1,158.202
Subaccount Inception Date September 10, 2007	2008	$1.063425	$0.494542	0.000
	2007	$1.000000	$1.063425	0.000

Huntington VA Real Strategies Fund	2009	$0.577524	$0.764404	22,253.064
Subaccount Inception Date September 10, 2007	2008	$1.152941	$0.577524	0.000
	2007	$1.000000	$1.152941	0.000

Huntington VA Rotating Markets Fund	2009	$0.593133	$0.777110	10,539.152
Subaccount Inception Date September 10, 2007	2008	$1.042321	$0.593133	0.000
	2007	$1.000000	$1.042321	0.000

Huntington VA Situs Fund	2009	$0.580545	$0.758198	39,924.840
Subaccount Inception Date September 10, 2007	2008	$1.005660	$0.580545	13,647.923
	2007	$1.000000	$1.005660	2,709.069

Transamerica American Century Large Company Value VP – Service	2009	$0.602469	$0.709710	0.000
Class(1)	2008	$0.974341	$0.602469	0.000
Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.974341	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.789912	$0.969193	80,743.921
Subaccount Inception Date September 10, 2007	2008	$1.023157	$0.789912	46,904.354
	2007	$1.000000	$1.023157	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.607626	$0.773221	15,301.411
Subaccount Inception Date September 10, 2007	2008	$1.026835	$0.607626	15,453.543
	2007	$1.000000	$1.026835	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.745998	$0.924794	392,522.068
Subaccount Inception Date September 10, 2007	2008	$1.029029	$0.745998	347,671.054
	2007	$1.000000	$1.029029	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.677580	$0.851107	1,550,037.398
Subaccount Inception Date September 10, 2007	2008	$1.028404	$0.677580	1,176,788.697
	2007	$1.000000	$1.028404	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.647227	$0.822246	127,468.608
Subaccount Inception Date September 10, 2007	2008	$1.034687	$0.647227	54,954.495
	2007	$1.000000	$1.034687	0.000

221

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.658855	$0.735955	27,188.278
Subaccount Inception Date September 10, 2007	2008	$1.017303	$0.658855	9,548.690
	2007	$1.000000	$1.017303	638.921

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.562192	$0.734517	10,459.677
Subaccount Inception Date September 10, 2007	2008	$0.995347	$0.562192	0.000
	2007	$1.000000	$0.995347	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.615575	$0.781955	0.000
Subaccount Inception Date September 10, 2007	2008	$1.003075	$0.615575	0.000
	2007	$1.000000	$1.003075	0.000

Transamerica Jennison Growth VP – Service Class(3)	2009	$0.653619	$0.903308	0.000
Subaccount Inception Date September 10, 2007	2008	$1.058075	$0.653619	0.000
	2007	$1.000000	$1.058075	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.622165	$0.779642	0.000
Subaccount Inception Date September 10, 2007	2008	$0.998140	$0.622165	0.000
	2007	$1.000000	$0.998140	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.737339	$1.063705	0.000
Subaccount Inception Date September 10, 2007	2008	$1.007090	$0.737339	0.000
	2007	$1.000000	$1.007090	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.657313	$0.853844	366.039
Subaccount Inception Date September 10, 2007	2008	$1.038186	$0.657313	328.086
	2007	$1.000000	$1.038186	633.086

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.637063	$0.790577	351.825
Subaccount Inception Date September 10, 2007	2008	$1.101711	$0.637063	314.921
	2007	$1.000000	$1.101711	604.096

Transamerica PIMCO Total Return VP – Service Class	2009	$0.985737	$1.120822	106,818.286
Subaccount Inception Date September 10, 2007	2008	$1.035355	$0.985737	23,025.446
	2007	$1.000000	$1.035355	5,220.395

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.630206	$0.774830	0.000
Subaccount Inception Date September 10, 2007	2008	$1.005559	$0.630206	0.000
	2007	$1.000000	$1.005559	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.585143	$0.821458	0.000
Subaccount Inception Date September 10, 2007	2008	$1.036041	$0.585143	0.000
	2007	$1.000000	$1.036041	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.632477	$0.859451	367.944
Subaccount Inception Date September 10, 2007	2008	$1.012503	$0.632477	329.241
	2007	$1.000000	$1.012503	629.255

Transamerica Templeton Global VP – Service Class(6)	2009	$0.599005	$0.752265	180.632
Subaccount Inception Date September 10, 2007	2008	$1.085384	$0.599005	161.465
	2007	$1.000000	$1.085384	310.353

Transamerica Efficient Markets VP – Service Class	2009	$1.036413	$1.199928	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.704097	$0.871054	46,654.944
Subaccount Inception Date September 10, 2007	2008	$1.063123	$0.704097	43,230.394
	2007	$1.000000	$1.063123	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.671695	$0.865453	0.000
Subaccount Inception Date September 10, 2007	2008	$1.085428	$0.671695	0.000
	2007	$1.000000	$1.085428	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.579516	$0.733780	9,701.222
Subaccount Inception Date September 10, 2007	2008	$1.096136	$0.579516	10,428.052
	2007	$1.000000	$1.096136	3,112.725

222

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2009	$0.620535	$0.832161	0.000
Subaccount Inception Date September 10, 2007	2008	$1.071957	$0.620535	0.000
	2007	$1.000000	$1.071957	0.000

Transamerica Money Market VP – Service Class	2009	$1.011879	$0.994079	281,341.634
Subaccount Inception Date September 10, 2007	2008	$1.008329	$1.011879	73,537.318
	2007	$1.000000	$1.008329	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.575450	$0.892497	8,913.054
Subaccount Inception Date September 10, 2007	2008	$1.145886	$0.575450	0.000
	2007	$1.000000	$1.145886	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659621	$0.925936	0.000
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.659621	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.069457	$1.094646	253,933.540
Subaccount Inception Date September 10, 2007	2008	$1.013606	$1.069457	2,077.381
	2007	$1.000000	$1.013606	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.714013	$0.863718	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714013	0.000

Transamerica Index 50 VP – Service Class	2009	$0.816191	$0.934286	40,701.592
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	34,162.919

Transamerica Index 75 VP – Service Class	2009	$0.720336	$0.871619	263,079.441
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	44,736.733

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$0.642343	$0.792999	4,266.242
Class(9)	2008	$1.072876	$0.642343	4,217.974
Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.072876	609.679

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.584830	$0.833505	0.000
Subaccount Inception Date September 10, 2007	2008	$1.030188	$0.584830	0.000
	2007	$1.000000	$1.030188	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.572498	$0.900477	0.000
Subaccount Inception Date September 10, 2007	2008	$1.088197	$0.572498	0.000
	2007	$1.000000	$1.088197	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.069457	$1.094646	57,916.380
Subaccount Inception Date September 10, 2007	2008	$1.013606	$1.069457	61,204.129
	2007	$1.000000	$1.013606	0.000

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.469499	$0.681369	0.000
Subaccount Inception Date September 10, 2007	2008	$0.993836	$0.469499	0.000
	2007	$1.000000	$0.993836	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.584494	$0.693113	0.000
Subaccount Inception Date September 10, 2007	2008	$1.037166	$0.584494	0.000
	2007	$1.000000	$1.037166	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012578	$1.235456	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.591589	$0.699386	0.000
Subaccount Inception Date September 10, 2007	2008	$1.015574	$0.591589	0.000
	2007	$1.000000	$1.015574	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.633316	$0.852967	357.825
Subaccount Inception Date September 10, 2007	2008	$1.071423	$0.633316	320.054
	2007	$1.000000	$1.071423	614.917

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664291	$0.902620	41,956.119
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664291	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.601438	$0.800354	4,436.268
Subaccount Inception Date September 10, 2007	2008	$1.068445	$0.601438	321.143
	2007	$1.000000	$1.068445	614.834

223

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.548765	$0.700147	134.858
Subaccount Inception Date September 10, 2007	2008	$0.976956	$0.548765	0.000
	2007	$1.000000	$0.976956	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.563106	$0.707834	0.000
Subaccount Inception Date September 10, 2007	2008	$1.088004	$0.563106	0.000
	2007	$1.000000	$1.088004	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.614029	$0.842947	17,592.961
Subaccount Inception Date September 10, 2007	2008	$1.035104	$0.614029	13,207.480
	2007	$1.000000	$1.035104	3,297.732

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.471539	$0.727935	0.000
Subaccount Inception Date September 10, 2007	2008	$0.985489	$0.471539	0.000
	2007	$1.000000	$0.985489	0.000

Franklin Income Securities Fund – Class 2	2009	$0.691172	$0.920628	0.000
Subaccount Inception Date September 10, 2007	2008	$1.000323	$0.691172	0.000
	2007	$1.000000	$1.000323	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.623628	$0.772176	19,547.703
Subaccount Inception Date September 10, 2007	2008	$1.009534	$0.623628	10,467.095
	2007	$1.000000	$1.009534	2,669.071

Templeton Foreign Securities Fund – Class 2	2009	$0.641342	$0.863365	177.807
Subaccount Inception Date September 10, 2007	2008	$1.095130	$0.641342	159.302
	2007	$1.000000	$1.095130	308.431

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989903	$1.262890	2,631.572
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.596362	$0.846177	0.000
Subaccount Inception Date September 10, 2007	2008	$1.081448	$0.596362	0.000
	2007	$1.000000	$1.081448	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.544144	$0.734453	0.000
Subaccount Inception Date September 10, 2007	2008	$1.003739	$0.544144	0.000
	2007	$1.000000	$1.003739	0.000

MFS ® New Discovery Series – Service Class	2009	$0.578739	$0.926223	0.000
Subaccount Inception Date September 10, 2007	2008	$0.974221	$0.578739	0.000
	2007	$1.000000	$0.974221	0.000

MFS ® Total Return Series – Service Class	2009	$0.768517	$0.888734	9,415.459
Subaccount Inception Date September 10, 2007	2008	$1.007224	$0.768517	10,199.029
	2007	$1.000000	$1.007224	2,675.607

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989774	$1.007817	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000895	$0.993531	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986798	$1.008062	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986477	$1.002679	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982907	$0.980191	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988806	$1.003453	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200822	156,368.132

224

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204569	155,476.914

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985150	$1.029290	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561223	0.000

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.023870	$1.188221	873,178.598
November 10, 2008	2008	$1.000000	$1.023870	25,595.502

Huntington VA Dividend Capture Fund	2009	$0.671059	$0.827110	3,166.890
Subaccount Inception Date September 10, 2007	2008	$0.947156	$0.671059	3,184.402
	2007	$1.000000	$0.947156	0.000

Huntington VA Growth Fund	2009	$0.663957	$0.758555	2,783.382
Subaccount Inception Date September 10, 2007	2008	$1.085387	$0.663957	2,798.774
	2007	$1.000000	$1.085387	0.000

Huntington VA Income Equity Fund	2009	$0.598741	$0.717396	0.0000
Subaccount Inception Date September 10, 2007	2008	$0.977674	$0.598741	0.000
	2007	$1.000000	$0.977674	0.000

Huntington VA International Equity Fund	2009	$0.630953	$0.829660	84,181.567
Subaccount Inception Date September 10, 2007	2008	$1.077439	$0.630953	43,645.532
	2007	$1.000000	$1.077439	4,741.903

Huntington VA Macro 100 Fund	2009	$0.620449	$0.744945	0.000
Subaccount Inception Date September 10, 2007	2008	$0.952931	$0.620449	0.000
	2007	$1.000000	$0.952931	0.000

Huntington VA Mid Corp America Fund	2009	$0.614703	$0.812922	27,925.310
Subaccount Inception Date September 10, 2007	2008	$1.020107	$0.614703	8,381.196
	2007	$1.000000	$1.020107	2,829.473

225

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Mortgage Securities Fund	2009	$1.016138	$1.055801	138,333.197
Subaccount Inception Date September 10, 2007	2008	$1.009717	$1.016138	155,093.789
	2007	$1.000000	$1.009717	2,829.473

Huntington VA New Economy Fund	2009	$0.496463	$0.658606	40,444.099
Subaccount Inception Date September 10, 2007	2008	$1.064393	$0.496463	13,140.344
	2007	$1.000000	$1.064393	2,752.449

Huntington VA Real Strategies Fund	2009	$0.579763	$0.769653	21,065.750
Subaccount Inception Date September 10, 2007	2008	$1.153984	$0.579763	2,286.591
	2007	$1.000000	$1.153984	0.000

Huntington VA Rotating Markets Fund	2009	$0.595439	$0.782444	24,068.750
Subaccount Inception Date September 10, 2007	2008	$1.043271	$0.595439	2,342.079
	2007	$1.000000	$1.043271	2,360.755

Huntington VA Situs Fund	2009	$0.582802	$0.763402	109,918.456
Subaccount Inception Date September 10, 2007	2008	$1.006571	$0.582802	52,343.795
	2007	$1.000000	$1.006571	7,793.659

Transamerica American Century Large Company Value VP – Service	2009	$0.604816	$0.714575	12,768.449
Class(1)	2008	$0.975228	$0.604816	13,824.744
Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975228	14,792.899

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.792975	$0.975816	644,546.241
Subaccount Inception Date September 10, 2007	2008	$1.024086	$0.792975	396,219.635
	2007	$1.000000	$1.024086	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.609976	$0.778513	670.351
Subaccount Inception Date September 10, 2007	2008	$1.027767	$0.609976	11,764.727
	2007	$1.000000	$1.027767	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.748882	$0.931099	2,710,277.992
Subaccount Inception Date September 10, 2007	2008	$1.029956	$0.748882	712,577.665
	2007	$1.000000	$1.029956	199,428.987

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.680208	$0.856922	6,840,081.565
Subaccount Inception Date September 10, 2007	2008	$1.029336	$0.680208	2,600,309.823
	2007	$1.000000	$1.029336	46,777.660

Transamerica International Moderate Growth VP – Service Class	2009	$0.649738	$0.827868	1,095,105.106
Subaccount Inception Date September 10, 2007	2008	$1.035629	$0.649738	572,940.996
	2007	$1.000000	$1.035629	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.661424	$0.741017	127,579.095
Subaccount Inception Date September 10, 2007	2008	$1.018228	$0.661424	26,911.896
	2007	$1.000000	$1.018228	3,569.937

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.564377	$0.739550	17,297.279
Subaccount Inception Date September 10, 2007	2008	$0.996244	$0.564377	0.000
	2007	$1.000000	$0.996244	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.617968	$0.787316	0.000
Subaccount Inception Date September 10, 2007	2008	$1.003982	$0.617968	0.000
	2007	$1.000000	$1.003982	0.000

Transamerica Jennison Growth VP – Service Class	2009	$0.656153	$0.909502	20,238.301
Subaccount Inception Date September 10, 2007	2008	$1.059029	$0.656153	0.000
	2007	$1.000000	$1.059029	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.624586	$0.784986	0.000
Subaccount Inception Date September 10, 2007	2008	$0.999049	$0.624586	0.000
	2007	$1.000000	$0.999049	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.740194	$1.070975	16,117.107
Subaccount Inception Date September 10, 2007	2008	$1.008000	$0.740194	0.000
	2007	$1.000000	$1.008000	0.000

226

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$0.659866	$0.859695	49,348.260
Subaccount Inception Date September 10, 2007	2008	$1.039131	$0.659866	11,197.035
	2007	$1.000000	$1.039131	0.000

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.639529	$0.795982	45,334.204
Subaccount Inception Date September 10, 2007	2008	$1.102708	$0.639529	10,948.669
	2007	$1.000000	$1.102708	5,241.089

Transamerica PIMCO Total Return VP – Service Class	2009	$0.989548	$1.128488	136,000.820
Subaccount Inception Date September 10, 2007	2008	$1.036294	$0.989548	36,277.618
	2007	$1.000000	$1.036294	4,286.098

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.632658	$0.780153	39,974.525
Subaccount Inception Date September 10, 2007	2008	$1.006476	$0.632658	8,791.663
	2007	$1.000000	$1.006476	5,699.027

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.587412	$0.827078	503.255
Subaccount Inception Date September 10, 2007	2008	$1.036977	$0.587412	0.000
	2007	$1.000000	$1.036977	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.634930	$0.865334	7,466.810
Subaccount Inception Date September 10, 2007	2008	$1.013423	$0.634930	970.707
	2007	$1.000000	$1.013423	0.000

Transamerica Templeton Global VP – Service Class(6)	2009	$0.601329	$0.757422	12,888.992
Subaccount Inception Date September 10, 2007	2008	$1.086368	$0.601329	1,005.439
	2007	$1.000000	$1.086368	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036844	$1.203984	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036844	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.706832	$0.877014	162,274.323
Subaccount Inception Date September 10, 2007	2008	$1.064092	$0.706832	48,783.781
	2007	$1.000000	$1.064092	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.674309	$0.871381	19,555.247
Subaccount Inception Date September 10, 2007	2008	$1.086412	$0.674309	2,772.747
	2007	$1.000000	$1.086412	0.000

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.581764	$0.738798	0.000
Subaccount Inception Date September 10, 2007	2008	$1.097130	$0.581764	0.000
	2007	$1.000000	$1.097130	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.622948	$0.837865	1,120.677
Subaccount Inception Date September 10, 2007	2008	$1.072927	$0.622948	1,128.974
	2007	$1.000000	$1.072927	1,137.980

Transamerica Money Market VP – Service Class	2009	$1.015806	$1.000900	406,494.558
Subaccount Inception Date September 10, 2007	2008	$1.009244	$1.015806	0.000
	2007	$1.000000	$1.009244	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.577678	$0.898606	39,281.735
Subaccount Inception Date September 10, 2007	2008	$1.146924	$0.577678	0.000
	2007	$1.000000	$1.146924	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.661472	$0.931271	19,788.410
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.661472	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.073604	$1.102143	948,961.707
Subaccount Inception Date September 10, 2007	2008	$1.014529	$1.073604	59,552.008
	2007	$1.000000	$1.014529	0.000

Transamerica Value Balanced VP – Service Class(7)	2009	$0.715429	$0.867991	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.715429	0.000

Transamerica Index 50 VP – Service Class	2009	$0.817803	$0.938912	394,232.975
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817803	19,634.316

227

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Service Class	2009	$0.721758	$0.875931	1,067,833.660
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721758	214,745.050

Transamerica Morgan Stanley Active International Allocation VP – Service	2009	$0.644829	$0.798422	1,759.311
Class(9)	2008	$1.073847	$0.644829	1,896.279
Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.073847	3,053.439

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.587099	$0.839207	14,241.288
Subaccount Inception Date September 10, 2007	2008	$1.031122	$0.587099	7,973.428
	2007	$1.000000	$1.031122	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.574717	$0.906643	32,165.557
Subaccount Inception Date September 10, 2007	2008	$1.089186	$0.574717	0.000
	2007	$1.000000	$1.089186	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.073604	$1.102143	228,870.161
Subaccount Inception Date September 10, 2007	2008	$1.014529	$1.073604	237,732.229
	2007	$1.000000	$1.014529	9,692.094

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.471333	$0.686050	0.000
Subaccount Inception Date September 10, 2007	2008	$0.994737	$0.471333	0.000
	2007	$1.000000	$0.994737	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.586760	$0.697854	2,760.786
Subaccount Inception Date September 10, 2007	2008	$1.038103	$0.586760	0.000
	2007	$1.000000	$1.038103	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012991	$1.239595	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012991	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.593889	$0.704181	54,289.903
Subaccount Inception Date September 10, 2007	2008	$1.016491	$0.593889	56,124.835
	2007	$1.000000	$1.016491	3,160.735

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.635775	$0.858812	94,240.453
Subaccount Inception Date September 10, 2007	2008	$1.072398	$0.635775	80,246.375
	2007	$1.000000	$1.072398	68,296.411

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.665606	$0.907083	128,702.081
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.665606	104,187.351

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.603773	$0.805840	236,115.066
Subaccount Inception Date September 10, 2007	2008	$1.069412	$0.603773	207,471.802
	2007	$1.000000	$1.069412	7,695.645

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.550901	$0.704949	0.000
Subaccount Inception Date September 10, 2007	2008	$0.977842	$0.550901	0.000
	2007	$1.000000	$0.977842	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.565284	$0.712682	0.000
Subaccount Inception Date September 10, 2007	2008	$1.088982	$0.565284	0.000
	2007	$1.000000	$1.088982	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.616415	$0.848723	49,479.664
Subaccount Inception Date September 10, 2007	2008	$1.036042	$0.616415	20,307.250
	2007	$1.000000	$1.036042	1,176.171

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.473364	$0.732907	22,972.172
Subaccount Inception Date September 10, 2007	2008	$0.986380	$0.473364	1,174.565
	2007	$1.000000	$0.986380	1,183.926

Franklin Income Securities Fund – Class 2	2009	$0.693852	$0.926929	86.102.866
Subaccount Inception Date September 10, 2007	2008	$1.001223	$0.693852	1,348.987
	2007	$1.000000	$1.001223	2,176.964

Mutual Shares Securities Fund – Class 2	2009	$0.626059	$0.777478	75,486.531
Subaccount Inception Date September 10, 2007	2008	$1.010455	$0.626059	53,461.627
	2007	$1.000000	$1.010455	5,653.263

228

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2009	$0.643827	$0.869281	58,886.257
Subaccount Inception Date September 10, 2007	2008	$1.096123	$0.643827	0.000
	2007	$1.000000	$1.096123	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990309	$1.267151	69,621.929
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990309	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.598674	$0.851959	1,156.449
Subaccount Inception Date September 10, 2007	2008	$1.082425	$0.598674	1,165.032
	2007	$1.000000	$1.082425	1,174.315

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.546255	$0.739486	42,677.184
Subaccount Inception Date September 10, 2007	2008	$1.004655	$0.546255	0.000
	2007	$1.000000	$1.004655	0.000

MFS ® New Discovery Series – Service Class	2009	$0.580998	$0.932579	25,588.048
Subaccount Inception Date September 10, 2007	2008	$0.975109	$0.580998	8,916.240
	2007	$1.000000	$0.975109	1,203.613

MFS ® Total Return Series – Service Class	2009	$0.771498	$0.894816	89,372.177
Subaccount Inception Date September 10, 2007	2008	$1.008136	$0.771498	81,522.978
	2007	$1.000000	$1.008136	1,040.189

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989782	$1.008165	0.000

American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000903	$0.993876	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986806	$1.008415	0.000

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986485	$1.003022	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982915	$0.980531	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988814	$1.003804	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203183	291,448.646

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.206946	252,877.597

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990717	$1.009319	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995072	$0.983612	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988970	$1.006476	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986575	$0.985842	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998162	$1.020671	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997269	$1.022422	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996400	$1.021338	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.003681	0.000

229

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.024203	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$0.998250	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985158	$1.029652	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.562345	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Balanced Fund	2009	$1.024153	$1.190894	1,813,507.879
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.024153	1,769.680

Huntington VA Dividend Capture Fund	2009	$0.672801	$0.830901	134,308.720
Subaccount Inception Date September 10, 2007	2008	$0.947728	$0.672801	23,000.694
	2007	$1.000000	$0.947728	15,889.922

Huntington VA Growth Fund	2009	$0.665684	$0.762029	86,906.303
Subaccount Inception Date September 10, 2007	2008	$1.086047	$0.665684	29,448.922
	2007	$1.000000	$1.086047	0.000

Huntington VA Income Equity Fund	2009	$0.600288	$0.720672	87,478.309
Subaccount Inception Date September 10, 2007	2008	$0.978261	$0.600288	19,602.043
	2007	$1.000000	$0.978261	11,873.756

Huntington VA International Equity Fund	2009	$0.632582	$0.833463	555,107.613
Subaccount Inception Date September 10, 2007	2008	$1.078090	$0.632582	132,433.089
	2007	$1.000000	$1.078090	4,211.629

Huntington VA Macro 100 Fund	2009	$0.622056	$0.748352	3,368.246
Subaccount Inception Date September 10, 2007	2008	$0.953507	$0.622056	0.000
	2007	$1.000000	$0.953507	0.000

Huntington VA Mid Corp America Fund	2009	$0.616298	$0.816647	170,390.643
Subaccount Inception Date September 10, 2007	2008	$1.020729	$0.616298	23,937.875
	2007	$1.000000	$1.020729	14,486.357

Huntington VA Mortgage Securities Fund	2009	$1.018746	$1.060597	360,977.156
Subaccount Inception Date September 10, 2007	2008	$1.010322	$1.018746	101,434.603
	2007	$1.000000	$1.010322	35,780.009

Huntington VA New Economy Fund	2009	$0.497752	$0.661610	109,247.118
Subaccount Inception Date September 10, 2007	2008	$1.065045	$0.497752	40,853.614
	2007	$1.000000	$1.065045	17,338.710

Huntington VA Real Strategies Fund	2009	$0.581273	$0.773179	173,824.283
Subaccount Inception Date September 10, 2007	2008	$1.154686	$0.581273	23,651.563
	2007	$1.000000	$1.154686	6,505.799

Huntington VA Rotating Markets Fund	2009	$0.596982	$0.786014	38,276.009
Subaccount Inception Date September 10, 2007	2008	$1.043900	$0.596982	12,122.457
	2007	$1.000000	$1.043900	14,857.638

Huntington VA Situs Fund	2009	$0.584308	$0.766873	536,976.055
Subaccount Inception Date September 10, 2007	2008	$1.007181	$0.584308	182,187.035
	2007	$1.000000	$1.007181	32,476.861

Transamerica American Century Large Company Value VP – Service	2009	$0.606383	$0.717848	7,561.932
Class(1)	2008	$0.975816	$0.606383	6,828.402
Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975816	5,004.461

230

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.795023	$0.980267	3,004,713.401
Subaccount Inception Date September 10, 2007	2008	$1.024708	$0.795023	378,336.780
	2007	$1.000000	$1.024708	0.000

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.611564	$0.782076	227,478.900
Subaccount Inception Date September 10, 2007	2008	$1.028389	$0.611564	0.000
	2007	$1.000000	$1.028389	0.000

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.750825	$0.935359	7,507,740.524
Subaccount Inception Date September 10, 2007	2008	$1.030584	$0.750825	2,194,156.111
	2007	$1.000000	$1.030584	0.000

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.681960	$0.860829	8,939,688.529
Subaccount Inception Date September 10, 2007	2008	$1.029953	$0.681960	4,009,232.882
	2007	$1.000000	$1.029953	123,764.717

Transamerica International Moderate Growth VP – Service Class	2009	$0.651421	$0.831661	2,394,771.793
Subaccount Inception Date September 10, 2007	2008	$1.036252	$0.651421	1,569,641.344
	2007	$1.000000	$1.036252	1,144.728

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.663136	$0.744398	915,067.668
Subaccount Inception Date Septemer 10, 2007	2008	$1.018844	$0.663136	443,673.228
	2007	$1.000000	$1.018844	15,347.834

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.565832	$0.742931	6,418.003
Subaccount Inception Date September 10, 2007	2008	$0.996856	$0.565832	2,102.837
	2007	$1.000000	$0.996856	1,420.239

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.619575	$0.790923	8,454.308
Subaccount Inception Date September 10, 2007	2008	$1.004587	$0.619575	8,012.972
	2007	$1.000000	$1.004587	3,989.433

Transamerica Jennison Growth VP– Service Class	2009	$0.657859	$0.913651	4,327.978
Subaccount Inception Date September 10, 2007	2008	$1.059675	$0.657859	398.664
	2007	$1.000000	$1.059675	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.626208	$0.788587	3,289.004
Subaccount Inception Date September 10, 2007	2008	$0.999655	$0.626208	3,870.336
	2007	$1.000000	$0.999655	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.742100	$1.075846	43,174.866
Subaccount Inception Date September 10, 2007	2008	$1.008610	$0.742100	7,295.038
	2007	$1.000000	$1.008610	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.661579	$0.863623	28,285.684
Subaccount Inception Date September 10, 2007	2008	$1.039758	$0.661579	10,030.831
	2007	$1.000000	$1.039758	6,428.241

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.641192	$0.799632	103,089.336
Subaccount Inception Date September 10, 2007	2008	$1.103377	$0.641192	13,307.296
	2007	$1.000000	$1.103377	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.992107	$1.133644	899,504.139
Subaccount Inception Date September 10, 2007	2008	$1.036915	$0.992107	260,885.801
	2007	$1.000000	$1.036915	38,157.413

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.634294	$0.783714	26,890.880
Subaccount Inception Date September 10, 2007	2008	$1.007083	$0.634294	2,218.684
	2007	$1.000000	$1.007083	2,850.255

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.588938	$0.830866	85,999.997
Subaccount Inception Date September 10, 2007	2008	$1.037606	$0.588938	4,277.120
	2007	$1.000000	$1.037606	5,497.222

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.636581	$0.869276	103,170.210
Subaccount Inception Date September 10, 2007	2008	$1.014038	$0.636581	3,565.035
	2007	$1.000000	$1.014038	0.000

231

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(6)	2009	$0.602878	$0.760877	19,073.637
Subaccount Inception Date September 10, 2007	2008	$1.087027	$0.602878	15,585.568
	2007	$1.000000	$1.087027	7,613.878

Transamerica Efficient Markets VP – Service Class	2009	$1.037124	$1.206694	17,284.473
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0.000

Transamerica Balanced VP – Service Class(7)	2009	$0.708665	$0.881024	299,283.714
Subaccount Inception Date September 10, 2007	2008	$1.064735	$0.708665	17,358.010
	2007	$1.000000	$1.064735	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.676050	$0.875365	22,484.590
Subaccount Inception Date September 10, 2007	2008	$1.087071	$0.676050	22,162.079
	2007	$1.000000	$1.087071	14,598.650

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.583271	$0.742164	817.209
Subaccount Inception Date September 10, 2007	2008	$1.097797	$0.583271	809,798
	2007	$1.000000	$1.097797	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.624559	$0.841700	0.000
Subaccount Inception Date September 10, 2007	2008	$1.073580	$0.624559	0.000
	2007	$1.000000	$1.073580	0.000

Transamerica Money Market VP – Service Class	2009	$1.018414	$1.005428	742,834.929
Subaccount Inception Date September 10, 2007	2008	$1.009855	$1.018414	85,232.219
	2007	$1.000000	$1.009855	0.000

Transamerica Science & Technology VP – Service Class(6)	2009	$0.579177	$0.902719	4,130.935
Subaccount Inception Date September 10, 2007	2008	$1.147614	$0.579177	4,134.208
	2007	$1.000000	$1.147614	792.071

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.662697	$0.934838	52,331.003
Subaccount Inception Date January 22, 2008	2008	$1.000000	$0.662697	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.076377	$1.107163	3,174,107.097
Subaccount Inception Date September 10, 2007	2008	$1.015135	$1.076377	53,393.034
	2007	$1.000000	$1.015135	1,688.276

Transamerica Value Balanced VP – Service Class(7)	2009	$0.716378	$0.870860	26,754.291
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.716378	0.000

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	803,310.790
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	46,473.475

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	892,503.698
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	147,651.063

Transamerica Morgan Stanley Active International Allocation VP – Service Class(9)	2009	$0.646499	$0.802074	88,264.204
Subaccount Inception Date September 10, 2007	2008	$1.074497	$0.646499	67,733.672
	2007	$1.000000	$1.074497	215.725

Transamerica Multi Managed Large Cap Core VP – Service Class(10)	2009	$0.588619	$0.843048	45,313.108
Subaccount Inception Date September 10, 2007	2008	$1.031747	$0.588619	1,054.351
	2007	$1.000000	$1.031747	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(11)	2009	$0.576211	$0.910790	42,925.556
Subaccount Inception Date September 10, 2007	2008	$1.089850	$0.576211	14,593.665
	2007	$1.000000	$1.089850	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.076377	$1.107163	609,795.772
Subaccount Inception Date September 10, 2007	2008	$1.015135	$1.076377	691,758.316
	2007	$1.000000	$1.015135	62,595.459

Invesco V.I. Basic Value Fund – Series II Shares(12)	2009	$0.472547	$0.689183	105,562.861
Subaccount Inception Date September 10, 2007	2008	$0.995338	$0.472547	34,245.702
	2007	$1.000000	$0.995338	5,607.646

Invesco V.I. Capital Appreciation Fund – Series II Shares(12)	2009	$0.588284	$0.701060	54,925.662
Subaccount Inception Date September 10, 2007	2008	$1.038738	$0.588284	631.700
	2007	$1.000000	$1.038738	0.000

232

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013273	$1.242394	41,217.246
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.595423	$0.707381	18,875.057
Subaccount Inception Date September 10, 2007	2008	$1.017109	$0.595423	9,283.846
	2007	$1.000000	$1.017109	5,730.485

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.637431	$0.862730	1,387.122
Subaccount Inception Date September 10, 2007	2008	$1.073048	$0.637431	1,432.214
	2007	$1.000000	$1.073048	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.666486	$0.910073	151,843.347
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.666486	76,666.687

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.605338	$0.809531	358,038.999
Subaccount Inception Date September 10, 2007	2008	$1.070062	$0.605338	143,106.676
	2007	$1.000000	$1.070062	58,108.002

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.552328	$0.708169	98,591.301
Subaccount Inception Date September 10, 2007	2008	$0.978432	$0.552328	45,383.595
	2007	$1.000000	$0.978432	15,892.199

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.566747	$0.715925	55,762.886
Subaccount Inception Date September 10, 2007	2008	$1.089644	$0.566747	1,596.723
	2007	$1.000000	$1.089644	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.618013	$0.852606	344,755.172
Subaccount Inception Date September 10, 2007	2008	$1.036668	$0.618013	173,127.629
	2007	$1.000000	$1.036668	1,258.524

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.474597	$0.736273	17,072.046
Subaccount Inception Date September 10, 2007	2008	$0.986977	$0.474597	9,873.670
	2007	$1.000000	$0.986977	5,873.576

Franklin Income Securities Fund – Class 2	2009	$0.695653	$0.931177	160,409.283
Subaccount Inception Date September 10, 2007	2008	$1.001835	$0.695653	56,666.182
	2007	$1.000000	$1.001835	38,333.200

Mutual Shares Securities Fund – Class 2	2009	$0.627673	$0.781025	36,267.928
Subaccount Inception Date September 10, 2007	2008	$1.011066	$0.627673	64,099.192
	2007	$1.000000	$1.011066	17,712.514

Templeton Foreign Securities Fund – Class 2	2009	$0.645504	$0.873260	49,762.474
Subaccount Inception Date September 10, 2007	2008	$1.096786	$0.645504	38,397.891
	2007	$1.000000	$1.096786	29,320.462

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990582	$1.269985	354,008.601
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	5,522.747

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.600224	$0.855860	16,070.843
Subaccount Inception Date September 10, 2007	2008	$1.083083	$0.600224	0.000
	2007	$1.000000	$1.083083	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.547674	$0.742880	31,875.087
Subaccount Inception Date September 10, 2007	2008	$1.005257	$0.547674	13,730.746
	2007	$1.000000	$1.005257	0.000

MFS ® New Discovery Series – Service Class	2009	$0.582503	$0.936854	17,467.911
Subaccount Inception Date September 10, 2007	2008	$0.975698	$0.582503	11,256.835
	2007	$1.000000	$0.975698	5,663.822

MFS ® Total Return Series – Service Class	2009	$0.773489	$0.898898	194,303.105
Subaccount Inception Date September 10, 2007	2008	$1.008747	$0.773489	36,812.059
	2007	$1.000000	$1.008747	12,056.215

American Funds – Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989787	$1.008398	16,227.510

233

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000908	$0.994105	11,828.232

American Funds – Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986811	$1.008648	3,161.077

American Funds – Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986490	$1.003254	0.000

American Funds – International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982921	$0.980758	12,147.528

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988819	$1.004036	0.000

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204759	990,580.454

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.208532	1,140,849.543

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	8,015.076

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.022659	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985164	$1.029886	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.563085	40,860.882

(1)	Transamerica America Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.

234

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)

(2)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	References to “AIM” have been replaced with “Invesco”due to branding changes.

235

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

236

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

237

OA METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 8.6605% in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

238

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2009, 2008, and 2007

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008, and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

A member firm of Ernst & Young Global Limited

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Noted 1 to the financial statements, at December 31, 2009, Transamerica Life Insurance Company changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009, Transamerica Life Insurance Company changed its accounting for investments in loan backed and structured securities in accordance with SSAP No. 43 – Revised, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes at December 31, 2008. As discussed in Note 3 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. During 2009 the Company reverted to its previous accounting policy.

April 19, 2010

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,912,309	$3,358,568
Bonds:
Affiliated entities	126,306	268,482
Unaffiliated	47,035,463	51,192,348
Preferred stocks:
Affiliated entities	7,632	8,901
Unaffiliated	152,661	1,817,213
Common stocks:
Affiliated entities (cost: 2009 - $681,297; 2008 - $747,489)	657,018	684,654
Unaffiliated (cost: 2009 - $360,043; 2008 - $347,391)	389,485	340,736
Mortgage loans on real estate	9,357,158	10,877,725
Real estate, at cost less accumulated depreciation (2009 - $52,214; 2008 - $43,262)
Home office properties	83,938	85,820
Investment properties	35,618	36,496
Properties held for sale	6,250	31,125
Policy loans	759,957	732,588
Receivables for securities	11,395	39,662
Other invested asset receivable	—	191,348
Derivatives	105,704	390,101
Collateral balance	22,733	68,410
Other invested assets	2,590,207	3,110,823

Total cash and invested assets	65,253,834	73,235,000

Accrued investment income	567,326	722,375
Cash surrender value of life insurance policies	289,559	279,903
Premiums deferred and uncollected	280,202	167,585
Current federal income tax recoverable	288,946	352,428
Net deferred income tax asset	649,556	889,160
Reinsurance receivable	300,991	310,903
Receivable from parent, subsidiaries and affiliates	187,751	217,479
Accounts receivable	171,140	154,931
General agents pension fund	43,136	52,151
Reinsurance deposit receivable	137,437	128,745
Goodwill	52,124	60,765
Other assets	27,654	34,785
Separate account assets	33,205,532	27,404,629

Total admitted assets	$101,455,188	$104,010,839

3

	December 31
	2009	2008
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,924,136	$15,135,006
Annuity	19,080,480	23,412,004
Accident and health	3,317,854	3,187,937
Policy and contract claim reserves:
Life	325,407	283,481
Accident and health	194,930	200,884
Liability for deposit-type contracts	8,259,686	13,945,417
Other policyholders’ funds	21,006	20,405
Municipal reverse repurchase agreements	632,109	365,846
Remittances and items not allocated	507,629	524,661
Case level liability	13,236	13,761
Asset valuation reserve	868,688	1,273,357
Interest maintenance reserve	203,669	384,601
Funds held under reinsurance treaties	14,073,538	12,127,743
Reinsurance in unauthorized reinsurers	11,969	46,935
Commissions and expense allowances payable on reinsurance assumed	61,500	58,685
Payable to affiliates	270,421	244,864
Payable for securities	68,822	32,185
Securities lending liability	—	54,033
Transfers from separate accounts due or accrued (including $(528,931) and $(512,661) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2009 and 2008, respectively)	(638,467)	(537,656)
Amounts withheld or retained	169,294	155,233
Derivatives	357,733	225,884
Amounts incurred under modified coinsurance agreement	103,249	212,543
Other liabilities	455,899	444,920
Separate account liabilities	33,145,575	27,357,976

Total liabilities	96,428,363	99,170,705

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2009 and 2008; Participating common stock, $1 per share par value, 0 and 3,000 shares authorized and 0 and 1,500 shares issued and outstanding at December 31, 2009 and 2008, respectively	6,762	6,764
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2009 and 2008; Series B, $10 per share par value, 250,000 shares authorized, 117,154 and 174,494 shares issued and 117,154 and 117,154 shares outstanding (total liquidation value - $1,171,540 and $1,744,940) at December 31, 2009 and 2008, respectively.	1,597	2,170
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2009 and 2008 and Series B Preferred, $10 per share par value, 0 and 57,340 shares as of December 31, 2009 and 2008, respectively	(58,000)	(631,400)
Aggregate write-ins for other than special surplus funds	295,260	380,358
Participating shareholders’ surplus	—	378
Surplus notes	150,000	150,000
Paid-in surplus	3,113,948	3,186,991
Unassigned surplus	1,517,258	1,744,873

Total capital and surplus	5,026,825	4,840,134

Total liabilities and capital and surplus	$101,455,188	$104,010,839

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,409,443	$2,111,417	$1,972,610
Annuity	5,997,868	4,700,329	5,598,533
Accident and health	692,821	706,198	705,819
Net investment income	3,073,157	3,886,926	4,212,471
Amortization of interest maintenance reserve	(11,138)	29,315	42,061
Commissions and expense allowances on reinsurance ceded	844,831	(325,830)	132,642
Income from fees associated with investment management, administration and contract guarantees for separate accounts	376,545	399,445	439,852
Reserve adjustment on reinsurance ceded	(372,022)	10,159,202	1,261,103
Consideration on reinsurance transaction	107	16,542	889,492
Income from administrative service agreement with affilate	40,040	44,122	49,346
Other income	92,279	16,005	109,726

	12,143,931	21,743,671	15,413,655
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,077,203	1,028,573	1,204,979
Accident and health benefits	436,567	492,379	358,208
Annuity benefits	1,304,213	1,597,820	1,738,312
Surrender benefits	4,979,209	7,773,476	9,716,655
Other benefits	142,045	742,343	867,274
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(236,536)	19,920	157,650
Annuity	(4,337,005)	(3,440,891)	(4,436,268)
Accident and health	129,917	124,958	312,042

	3,495,613	8,338,578	9,918,852
Insurance expenses:
Commissions	1,315,400	1,445,898	1,344,904
General insurance expenses	636,705	683,967	676,792
Taxes, licenses and fees	102,602	147,885	132,399
Net transfers to separate accounts	2,117,009	529,435	1,582,484
Change in case level liability	(525)	(6,800)	20,561
Consideration paid on reinsurance transactions	3,476,850	11,319,684	1,269,469
Other expenses	400,113	292,871	269,443

	8,048,154	14,412,940	5,296,052

Total benefits and expenses	11,543,767	22,751,518	15,214,904

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	$600,164	$(1,007,847)	$198,751

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Dividends to policyholders	$11,010	$12,165	$17,417

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	589,154	(1,020,012)	181,334
Federal income tax (benefit) expense	(104,942)	(32,376)	203,001

Gain (loss) from operations before net realized capital gains (losses) on investments	694,096	(987,636)	(21,667)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(700,521)	366,218	313,799

Net income (loss)	$(6,425)	$(621,418)	$292,132

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2007
As originally presented	$6,762	$2,168	$(58,000)	$—	$—	$150,000	$2,969,407	$1,348,204	$4,418,541
Merger of Iowa Fidelity Life Insurance Company (IFLIC)	204	—	—	—	1,931	—	204	779	3,118
Merger adjustment - retire IFLIC common stock	(200)	—	—	—	—	—	200	—	—
Issuance of stock in connection with statutory merger	—	2	—	—	—	—	(2)	—	—

Balance at January 1, 2007, as restated	$6,766	$2,170	$(58,000)	$—	$1,931	$150,000	$2,969,809	$1,348,983	$4,421,659
Net income	—	—	—	—	—	—	—	292,132	292,132
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	801,520	801,520
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	—	(520,370)	(520,370)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	15,068	15,068
Change in net deferred income tax asset	—	—	—	—	—	—	—	12,119	12,119
Change in other nonadmitted assets	—	—	—	—	—	—	—	100,510	100,510
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	(32,606)	(32,606)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(16,591)	(16,591)
Change in asset valuation reserve	—	—	—	—	—	—	—	(98,463)	(98,463)
Change in surplus in separate accounts	—	—	—	—	—	—	—	11,642	11,642
Reinsurance transactions	—	—	—	—	—	—	—	618,363	618,363
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	—	—	(573,400)
Correction of prior period error	—	—	—	—	—	—	—	(29,287)	(29,287)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	—	(5,535)	—	(5,535)
Tax benefits on stock options exercised	—	—	—	—	—	—	23	—	23
Dividends to stockholders	—	—	—	—	—	—	—	(381,600)	(381,600)
Return of capital	—	—	—	—	—	—	(270,000)	—	(270,000)
Redemption of participating common stock	(1)	—	—	—	(81)	—	(1)	—	(83)
Participating shareholder activity	—	—	—	—	152	—	—	(152)	—

Balance at December 31, 2007, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2007, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101
Net loss	—	—	—	—	—	—	—	(621,418)	(621,418)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(337,437)	(337,437)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset								(208,565)	(208,565)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(85,798)	(85,798)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	—	255,123	255,123
Change in surplus in separate accounts	—	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	—	380,358
Correction of interest on taxes								(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	—	507,239	—	507,239
Redemption of participating common stock	(1)	—	—	—	(1,681)	—	(1)	—	(1,683)
Participating shareholder activity	—	—	—	—	57	—	—	(57)	—

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	4,840,134
Cumulative effect of change in accounting principle	—	—	—	—	—	—	—	(9,707)	(9,707)
Net loss	—	—	—	—	—	—	—	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(381,912)	(381,912)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	11,139	11,139
Change in net deferred income tax asset	—	—	—	—	—	—	—	(169,940)	(169,940)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	34,966	34,966
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(31,058)	(31,058)
Change in asset valuation reserve	—	—	—	—	—	—	—	398,394	398,394
Change in surplus in separate accounts	—	—	—	—	—	—	—	13,315	13,315
Reinsurance transactions	—	—	—	—	—	—	—	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	—	—	(380,358)	—	—	—	—	(380,358)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	295,260	—	—	—	—	295,260
Corrections of errors	—	(573)	573,400	—	—	—	(572,827)	(898)	(898)
Dividends to stockholders	—	—	—	—	—	—	—	(10,031)	(10,031)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	—	(214)	—	(214)
Dissolution of affiliate into the Company	—	—	—	—	—	—	—	23,938	23,938
Capital contribution	—	—	—	—	—	—	500,000	—	500,000
Redemption of participating common stock	(2)	—	—	—	(417)	—	(2)	—	(421)
Participating shareholder activity	—	—	—	—	39	—	—	(39)	—

Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$—	$150,000	$3,113,948	$1,517,258	$5,026,825

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$7,981,888	$7,620,124	$8,360,467
Net investment income received	3,266,446	4,386,609	4,492,638
Miscellaneous (expense) income	(127,792)	914,930	2,747,579
Benefit and loss related payments	(8,847,466)	(11,345,127)	(14,692,590)
Net transfers to separate accounts	(1,776,576)	(238,756)	(1,843,501)
Commissions, expenses paid and aggregate write-ins for deductions	(5,957,821)	(3,225,421)	(3,239,920)
Dividends paid to policyholders	(11,386)	(13,295)	(17,465)
Federal and foreign income taxes recovered (paid)	391,699	(398,359)	(330,398)

Net cash used in operating activities	(5,081,008)	(2,299,295)	(4,523,190)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	16,975,896	19,888,559	34,578,927
Common stocks	141,360	131,682	726,484
Preferred stocks	100,705	439,153	932,541
Mortgage loans	1,682,140	1,146,455	1,896,250
Real estate and properties held for sale	24,100	49,453	5,581
Other invested assets	560,339	2,592,998	911,357
Receivable for securities	78,827	18,350	131,606
Miscellaneous proceeds	266,646	61,311	40,327

Total investment proceeds	19,830,013	24,327,961	39,223,073

Costs of investments acquired:
Bonds	(11,629,415)	(20,039,680)	(29,668,399)
Common stocks	(92,767)	(440,692)	(375,029)
Preferred stocks	(115,980)	(355,870)	(339,964)
Mortgage loans	(231,832)	(398,019)	(2,394,881)
Real estate and properties held for sale	(1,100)	(11,405)	(7,152)
Other invested assets	(296,564)	(1,819,475)	(1,223,973)
Payable for securities	—	(131,194)	(115,668)
Miscellaneous applications	(451,760)	(278,394)	(8,050)

Total cost of investments acquired	(12,819,418)	(23,474,729)	(34,133,116)
Net (increase) decrease in policy loans	(27,369)	(41,733)	30,836

Net cost of investments acquired	(12,846,787)	(23,516,462)	(34,102,280)

Net cash provided by investing activities	6,983,226	811,499	5,120,793

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Financing and miscellaneous activities
Net borrowed funds returned	$—	$—	$(824,011)
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(5,137,903)	(735,535)	(149,112)
Funds held under reinsurance treaties with unauthorized reinsurers	1,942,945	4,819,583	1,117,443
Dividends paid to stockholders	(10,031)	(316,438)	(381,600)
Repurchase of preferred stock	—	—	(573,400)
Return of capital	—	—	(270,000)
Redemption of participating shareholders	(421)	(1,683)	(83)
Capital contribution received	500,000	507,239	—
Receivable from parent, subsidiaries and affiliates	29,728	64,157	22,542
Payable to parent, subsidiaries and affiliates	25,557	(96,126)	33,443
Other cash provided (used)	1,301,648	(1,250,156)	(122,439)

Net cash provided by (used in) financing and miscellaneous activities	(1,348,477)	2,991,041	(1,147,217)

Net increase (decrease) in cash, cash equivalents and short-term investments	553,741	1,503,245	(549,614)

Cash, cash equivalents and short-term investments:
Beginning of year	3,358,568	1,855,323	2,404,937

End of year	$3,912,309	$3,358,568	$1,855,323

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers, discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON. Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock. All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company. As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

	Nine Months Ended September 30 2009	Year Ended December 31 2008	Year Ended December 31 2007
	Unaudited
Revenue:
Company	$9,299,583	$21,743,493	$15,413,360
IFLIC	56	178	295

As restated	$9,299,639	$21,743,671	$15,413,655

Net income (loss):
Company	$(52,668)	$(621,514)	$291,924
IFLIC	77	96	208

As restated	$(52,591)	$(621,418)	$292,132

	September 30 2009	December 31 2008	December 31 2007
	Unaudited
Assets:
Company	$100,176,188	$104,009,037	$112,675,567
IFLIC	2,462	1,802	3,409

As restated	$100,178,650	$104,010,839	$112,678,976

Liabilities:
Company	$95,553,461	$99,170,562	$108,333,712
IFLIC	493	143	163

As restated	$95,553,954	$99,170,705	$108,333,875

Capital and surplus:
Company	$4,622,727	$4,838,475	$4,341,855
IFLIC	1,969	1,659	3,246

As restated	$4,624,696	$4,840,134	$4,345,101

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with SSAP No. 68, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the separate account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $1,687,604 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2009 and 2008 was $17,027 and $6,364, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2009 and 2008 was $0 and $27, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $79,425, $42,829 and $4,556 for the years ended December 31, 2009, 2008 and 2007, respectively. These write-downs are included in net realized capital gains (losses) within the statements of operations.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2009 and 2008, the Company excluded investment income due and accrued of $2,924 and $182, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the hedged asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Prior to 2009, the carrying values of derivative instruments were netted and presented in either the derivative asset or the derivative liability line within the balance sheet, depending upon the net balance of the derivatives at the end of the reporting period. Beginning in 2009, the Company is no longer netting the derivative asset and liability balances for reporting purposes. Reclassifications have been made to the 2008 balance sheet to conform to the 2009 presentation. As of December 31, 2009, derivatives in the amount of $105,704 and $357,733 were recognized as an asset and liability, respectively, within the financial statements. As of December 31, 2008, derivatives in the amount of $390,101 and $225,884 were recognized as a derivative asset and liability, respectively, within the financial statements.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,279,394, $4,182,626 and $5,690,724 in 2009, 2008 and 2007, respectively. In addition, the Company received $376,545, $399,445 and $439,852 in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products. The prior method approximated the reserve using a spreadsheet-based balance roll forward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in an increase in reserves in the amount of $3,053. The change in reserves has been credited directly to unassigned surplus.

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies. This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been credited directly to unassigned surplus.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2009 and 2008 was $23,029 and $22,199, respectively.

The Company incurred $11,227 and paid $10,397 of claim adjustment expenses during 2009, of which $6,727 of the paid amount was attributable to insured or covered events of prior years.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. No stock options were issued during 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $214, $14,618 and $7,567 for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75 and $2,055, for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices. The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $380,358, which has been reflected as an aggregate write-in for other than special surplus funds. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by a cumulative effect of $295,260 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 17 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $14,934 ($9,707 net of tax), which includes impairments of $40,973 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $26,039, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The Company, with explicit permission from the State of Iowa Deputy Commissioner of Insurance, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

At December 31, 2008, the Company received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10 – Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2009	2008	2007
		Restated	Restated
Net income (loss), State of Iowa basis	$(6,425)	$(621,418)	$292,132
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(6,425)	$(621,418)	$292,132

Statutory surplus, State of Iowa basis	$5,026,825	$4,840,134	$4,345,101
State prescribed practice for secondary guarantee reinsurance	(2,593,154)	(2,349,638)	(2,099,290)
State permitted practice for valuation of wholly-owned foreign life subsidiary	(20,745)	(124,668)	(16,158)
State permitted practice for deferred tax asset	—	(380,358)	—

Statutory surplus, NAIC SAP	$2,412,926	$1,985,470	$2,229,653

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share. At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock. Due to the merger of LIICA and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation was issued 86,590 shares of Series B preferred stock. Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares. During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital. There was no net surplus impact to the Company due to this correction.

The Company entered into an agreement with an affiliated entity in which certain mortgage loans and real estate were sold with an effective date of December 31, 2008. The sales of these mortgage loans and real estate were not reflected in the December 31, 2008 financial statements. As a result, the Company has reflected such sales in the current quarterly statement and has identified the surplus impact of such corrections as a separate change in capital and surplus within the statement of operations for 2009. Had these sales been appropriately recognized within the December 31, 2008 financials, the AVR balance would have been $6,275 lower and the sales would have increased the Company’s net loss by $7,173, for a net negative surplus impact of $898.

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002. This approval is still effective, however, as of December 31, 2009, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. Only one contract had a non-zero reserve. This was calculated as $10,527, but was limited to the maximum liability as outlined in the contract of $3,000.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2008, the Company modified the way it records interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $969 related to the change in deferred income tax asset, with an offsetting decrease to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The financial instruments included in this category are primarily investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds. The fair values for these investments were determined predominantly by using indexes, third party pricing services, and internal models.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included as a gross asset and a gross liability on the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$3,032,109	$3,032,109	$1,428,685	$1,428,685
Short-term notes receivable from affiliates	880,200	880,200	1,929,883	1,929,883
Bonds, other than affiliates	47,035,463	45,386,770	51,192,348	43,540,388
Preferred stocks, other than affiliates	152,661	144,696	1,817,213	1,044,049
Common stocks, other than affiliates	389,485	389,485	340,736	340,736
Mortgage loans on real estate, other than affiliates	9,275,690	8,935,978	10,795,426	10,101,872
Other invested assets	175,168	164,109	136,213	114,971
Floors, options and swaptions	3,661	3,111	3,659	3,659
FDAs	299	126	—	—
Interest rate caps	37	—	7	7
Interest rate swaps	92,254	541,568	67,884	416,874
Currency swaps	8,130	109,956	316,111	2,239,401
Credit default swaps	369	2,141	1,837	1,812
Foreign currency forward	954	954	603	603
Policy loans	759,957	759,957	732,588	732,588
Receivable from parent, subsidiaries and affiliates	187,751	187,751	217,479	217,479
Separate account assets	33,205,532	33,205,532	27,404,629	27,404,629

Liabilities
Investment contract liabilities	23,563,017	23,599,026	33,602,549	33,333,068
Floors, options and swaptions	550	—	—	—
FDAs	5,237	5,064	11,907	11,907
Interest rate caps	37	—	—	—
Interest rate swaps	158,871	528,815	29,690	378,376
Currency swaps	187,912	219,697	182,512	971,079
Credit default swaps	5,047	5,179	257	21,415
Foreign currency forward	79	79	1,518	1,518
Payable to parent, subsidiaries and affiliates	270,421	270,421	244,864	244,864
Separate account annuity liabilities	24,918,494	24,912,008	18,325,613	18,508,526
Surplus notes	150,000	144,191	150,000	125,099

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$103,871	$7,503	$278,111	$389,485
Other invested assets	—	—	32,660	32,660
Short-term investments (a)	—	3,064,145	—	3,064,145
Derivative assets	—	13,462	—	13,462
Separate Account assets (b)	22,215,160	9,316,660	932,693	32,464,513

Total assets	$22,319,031	$12,401,770	$1,243,464	$35,964,265

Liabilities:
Derivative liabilities	$—	$64,812	$—	$64,812

Total liabilities	$—	$64,812	$—	$64,812

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$—	$45,185	$295,552	$340,737
Short-term investments(a)	—	1,112,791	42,444	1,155,235
Derivative assets	—	219,750	—	219,750
Separate Account assets (b)	27,404,629	—	—	27,404,629

Total assets	$27,404,629	$1,377,726	$337,996	$29,120,351

Liabilities:
Derivative liabilities	$—	$43,122	$—	$43,122

Total liabilities	$—	$43,122	$—	$43,122

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2009 and 2008.

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$295,552	$42,444	$—	$—	$337,996
Change in realized gains/losses included in net income	(6,155)	—	—	(80,693)	(86,848)
Change in unrealized gains/losses included in surplus	5,177	284	(27)	—	5,434
Net purchases (sales)	(28,878)	(42,728)	32,687	(232,577)	(271,496)
Net transfers in to Level 3	12,415	—	—	1,245,963	1,258,378

Balance at December 31, 2009	$278,111	$—	$32,660	$932,693	$1,243,464

Total gains/losses included in income attributable to instruments held at the reporting date	$(2,156)	$—	$—	$—	$(2,156)

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$226,281	$46,778	$273,059
Change in realized gains/losses included in net income	(500)	—	(500)
Change in unrealized gains/losses included in surplus	(6,782)	(284)	(7,066)
Net purchases (sales)	76,553	(4,050)	72,503

Balance at December 31, 2008	$295,552	$42,444	$337,996

Total gains/losses included in income attributable to instruments held at the reporting date	$(500)	$—	$(500)

Assets measured at fair value on a non-recurring basis

During 2009 and 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$290,192	$—	$120,238	$169,954	$(104,050)
Derivative liabilities	26,899	—	26,899	—	—

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$180,844	$—	$137,270	$43,574	$(207,538)
Derivative liabilities	6,563	—	6,462	101	—

Level 3 - Financial Assets

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investment is classified as Level 3 due to the lack of transparency into the broker’s valuation process.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2009		2008
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly-owned subsidiaries:
LIICA Re II, Inc.	$80,000	$—	$80,000	$—
Life Investors Alliance LLC	13,250	—	13,250	—
Garnet Assurance Corp.	1	—	1	—
AEGON Financial Services Group	20,603	—	20,603	—
Gemini Investments, Inc.	—	—	63,623	87,699
NEF Investment Company	1,278	—	1,278	—
USA Administration Services	16,661	—	16,161	164
Transamerica Life (Bermuda), Ltd.	349,767	541,988	349,767	493,589
Transamerica Pacific Insurance Company, Ltd.	—	—	9,300	8,211
Asia Investments Holdings, Ltd.	2,114	—	2,114	—

	483,674	541,988	556,097	589,663

Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	172,938	88,815	172,938	75,564
Real Estate Alternatives Portfolio 3A Inc. (52.6% of issued and outstanding shares)	24,685	26,215	18,454	19,427

	$681,297	$657,018	$747,489	$684,654

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, Gemini Investments, Inc. was dissolved into the Company. Prior to the dissolution, Gemini was wholly-owned by the Company as a common stock investment valued utilizing GAAP equity. There was no net surplus impact to the Company due to this dissolution.

Additionally, the Company holds preferred stock of USA Administration Services with a carrying value of $470 and $1,739 at December 31, 2009 and 2008, respectively. During 2009, the Company made a capital contribution of $500 to USA Administration Services, which increased the Company’s cost basis of the preferred stock.

On June 25, 2009, the Company paid a dividend to TIHI, consisting of 1,000 of the Transamerica Pacific Insurance Company, Ltd.’s (TPIC) common shares, which is 100% of the issued and outstanding stock of TPIC. As a result of this dividend, the Company no longer owns TPIC common stock at December 31, 2009.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2009 and 2008, respectively. The cost of the preferred shares is $7,162.

The Company purchased 51.11% of the outstanding preferred shares of Malibu Loan Fund, Ltd. during 2006. At December 31, 2009 and 2008, these shares have no carrying value. The cost of the preferred shares is $2,453 at December 31, 2009 and 2008, respectively.

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties, LLC and Transamerica Realty Investment Properties, LLC. At December 31, 2009 and 2008, the Company’s carrying value for these two affiliated entities was $169,157 and $175,242, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2009	2008
Real estate	$180,187	$186,227
Other assets	15,995	22,169

Total assets	$196,182	$208,396

	December 31
	2009	2008
Total liabilities	$27,025	$33,154
Total member’s interest	169,157	175,242

Total liabilities and member’s interest	$196,182	$208,396

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$2,213,602	$46,272	$10,359	$57,837	$2,191,678
State, municipal and other government	864,106	58,075	36,447	6,506	879,228
Hybrid securities	1,777,764	15,566	322,069	421	1,470,840
Industrial and miscellaneous	27,005,598	1,585,453	377,181	61,228	28,152,642
Mortgage and other asset-backed securities	15,174,393	165,590	2,537,314	110,287	12,692,382

	47,035,463	1,870,956	3,283,370	236,279	45,386,770
Unaffiliated preferred stocks	152,661	13,428	13,976	7,417	144,696

	$47,188,124	$1,884,384	$3,297,346	$243,696	$45,531,466

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$2,392,692	$242,056	$25,685	$3,385	$2,605,678
State, municipal and other government	1,439,155	41,470	40,490	68,353	1,371,782
Industrial and miscellaneous	31,227,972	569,372	1,815,025	1,530,446	28,451,873
Mortgage and other asset-backed securities	16,132,529	58,887	3,681,337	1,399,024	11,111,055

	51,192,348	911,785	5,562,537	3,001,208	43,540,388
Unaffiliated preferred stocks	1,817,213	2,874	511,919	264,119	1,044,049

	$53,009,561	$914,659	$6,074,456	$3,265,327	$44,584,437

The Company held bonds and preferred stock at December 31, 2009 and 2008 with a carrying value of $218,816 and $91,413, respectively, and amortized cost of $284,341 and $200,784, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 1,417 and 2,063 securities with a carrying value of $15,724,863 and $20,369,486 and an unrealized loss of $3,297,347 and $6,074,456 with an average price of 79.0 and 70.2 (fair value/amortized cost). Of this portfolio, 73.4% and 87.1% were investment grade with associated unrealized losses of $1,964,692 and $5,052,946, respectively.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 527 and 2,148 securities with a carrying value of $5,312,143 and $21,046,015 and an unrealized loss of $243,695 and $3,265,326 with an average price of 95.4 and 84.5 (fair value/amortized cost). Of this portfolio, 96.3% and 91.2% were investment grade with associated unrealized losses of $209,917 and $2,755,393, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2009 and 2008 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$361,036	$952,444	$1,313,480
State, municipal and other government	170,904	121,643	292,547
Hybrid securities	1,297,347	15,671	1,313,018
Industrial and miscellaneous	3,594,291	2,417,578	6,011,869
Mortgage and other asset-backed securities	6,956,857	1,539,597	8,496,454

	12,380,435	5,046,933	17,427,368
Unaffiliated preferred stocks	47,082	21,515	68,597

	$12,427,517	$5,068,448	$17,495,965

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$472,534	$457,732	$930,266
State, municipal and other government	165,344	609,765	775,109
Industrial and miscellaneous	7,880,573	12,041,206	19,921,779
Mortgage and other asset-backed securities	5,190,868	4,271,338	9,462,206

	13,709,319	17,380,041	31,089,360
Unaffiliated preferred stocks	585,711	400,648	986,359

	$14,295,030	$17,780,689	$32,075,719

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$745,468	$760,606
Due after one year through five years	10,801,834	11,253,542
Due after five years through ten years	8,664,883	8,984,345
Due after ten years	11,648,885	11,695,895

	31,861,070	32,694,388
Mortgage and other asset-backed securities	15,174,393	12,692,382

	$47,035,463	$45,386,770

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company’s banking sector had investments in an unrealized loss position which had a fair value of $2,120,033 and a carrying value of $2,559,561, resulting in a gross unrealized loss of $439,528. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities, and credit spread widening due to economic weakness and market concerns that deeply subordinated securities will not be supported by governments should banks find themselves in need of state aid. Government initiatives put into place during 2008 and 2009 have been largely successful in reopening the funding markets though lending remains cautious in some countries and sectors of the economy. Many banks have benefited from both direct assistance (government capital injections, asset relief plans and government guarantees on debt) and indirect assistance (various government liquidity measures, including short-term funding facilities). Global banks remain somewhat vulnerable to ongoing asset write-downs, credit losses and weak earnings prospects that are associated with a recessionary environment. This continues to pressure subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had investments in an unrealized loss position which had a fair value of $2,843,189 and a carrying value of $3,624,839, resulting in a gross unrealized loss of $781,650. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS portfolio includes conduit, large loan, single borrower, commercial real estate collateral debt obligations (CRE CDOs), and franchise loan receivable trusts.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Over the past 18 months, the commercial real estate market has continued to soften. As property fundamentals deteriorate, CMBS loan delinquencies have been climbing at the same time. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite beginning to show signs of improvement, the lending market remains limited as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed borrowing. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

At December 31, 2009 the Company’s residential mortgage-backed securities (RMBS) sector portfolio had investments in an unrealized loss position which had a fair value of $2,770,416 and a carrying value of $3,943,294, resulting in a gross unrealized loss of $1,172,878. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed pass-throughs, whole loan pass-throughs, Alternative-A Paper MBS and negative amortization MBS.

All RMBS securities of the Company are monitored and reviewed on a monthly basis with detailed modeling completed on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The pace of deterioration of RMBS securities continued in early 2009, but began to stabilize in late 2009. Even with the stabilization, fundamentals in RMBS securities continue to be weak. Delinquencies and severities in property liquidations remain at an elevated level. Prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity, and the requirement for higher yields due to uncertainty, credit spreads remain elevated across the asset class. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company’s asset-backed securities (ABS) subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $948,011 and a carrying value of $1,337,132, resulting in a gross unrealized loss of $389,121.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original NRSRO rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

All ABS sub-prime mortgage securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on the portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the models. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the ability to hold the security, the security is impaired to discounted cash flows.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Fair values on the Company’s ABS sub-prime mortgage portfolio have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. The unrealized loss is primarily due to decreased liquidity and increased credit spreads in the market combined with significant increases in expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2009:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$1,524,760	$1,394,192	$1,005,411

Aggregate totals for loan-backed and structured securities with a recognized OTTI during the current reporting period are shown below, classified on the basis of the OTTI:

	Amortized Cost	OTTI Recognized Through Income		Fair Value
	Basis Before OTTI	Interest	Non-interest

OTTI recognized based on:
Intent to sell	$200,097	$—	$71,662	$128,435

Total OTTI on loan-backed securities	$200,097	$—	$71,662	$128,435

	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$320,333	$293,177	$27,156	$293,177	$153,730
4th quarter present value of cash flows expected to be less than the amortized cost basis	622,868	533,151	89,717	533,151	253,458

Aggregate total	$943,201	$826,328	$116,873	$826,328	$407,188

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
02148AAA4	$56,623	$55,412	$1,211	$55,412	$27,639	3Q 2009	*
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009	*
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009	*
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009	*
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009	*
225470FJ7	11,026	10,842	184	10,842	6,252	3Q 2009	*
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009	*
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009	*
32027LAG0	156	153	3	153	55	3Q 2009	*
32028TAF4	214	210	4	210	167	3Q 2009	*
35729PPC8	3,943	727	3,216	727	169	3Q 2009	*
3622MAAF8	300	294	6	294	73	3Q 2009	*
40430FAF9	2,814	591	2,223	591	93	3Q 2009	*
43710LAF1	152	150	2	150	94	3Q 2009	*
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009	*
576435AT8	494	484	10	484	303	3Q 2009	*
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009	*
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009	*
939336Q55	725	687	38	687	255	3Q 2009	*
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
059512AP8	6,545	2,207	4,338	2,207	745	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	10,842	10,455	387	10,455	6,985	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
12513YAK6	5,856	1,893	3,963	1,893	1,164	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	28,792	27,581	1,211	27,581	24,737	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	12,074	11,491	583	11,491	10,336	4Q 2009

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
225470FJ7	10,117	10,075	42	10,075	7,421	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	48,402	48,151	251	48,151	36,839	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months

Unrealized loss on securities in a continuous loss position	$2,777,510	$116,079
Fair value of security with continuous unrealized loss	7,198,974	1,553,619

As the remaining unrealized losses in the ABS-housing portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider these underlying investments to be other-than-temporarily impaired as of December 31, 2009.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2009	2008	2007
Income (loss):
Bonds	$2,581,437	$2,993,763	$3,247,217
Preferred stocks	10,395	118,882	147,440
Common stocks	8,444	46,168	36,245
Mortgage loans on real estate	609,836	690,904	756,200
Real estate	20,748	21,328	22,332
Policy loans	50,065	46,017	46,850
Cash, cash equivalents and short-term investments	38,804	85,494	113,695
Derivatives	(134,716)	(9,236)	2,244
Other invested assets	17,276	28,504	32,569
Other	9,242	32,637	14,131

Gross investment income	3,211,531	4,054,461	4,418,923
Less investment expenses	138,374	167,535	206,452

Net investment income	$3,073,157	$3,886,926	$4,212,471

Proceeds from sales and other disposals of bonds and preferred stock, excluding maturities, and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007

Proceeds	$15,859,986	$18,754,578	$33,516,023

Gross realized gains	$365,788	$362,022	$570,114
Gross realized losses	(741,986)	(617,685)	(289,471)

Net realized capital gains (losses)	$(376,198)	$(255,663)	$280,643

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007

Bonds	$(612,760)	$(324,506)	$205,396
Preferred stocks	6,697	(120,940)	32,322
Common stocks	(4,947)	(65,021)	115,631
Mortgage loans on real estate	(55,349)	(7,074)	1,697
Real estate	(1,051)	17,781	96
Cash, cash equivalents, and short-term investments	80	(13,767)	(7,906)
Derivatives	(437,350)	54,650	(10,099)
Other invested assets	(8,392)	654,443	284,195

	(1,113,072)	195,566	621,332
Federal income tax effect	235,951	119,219	(244,354)
Transfer to (from) interest maintenance reserve	176,600	51,433	(63,179)

Net realized capital gains (losses) on investments	$(700,521)	$366,218	$313,799

Gross realized losses for the years ended December 31, 2009, 2008 and 2007 include $618,554, $367,432 and $70,724, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

At December 31, 2009 and 2008, the Company had recorded investments in restructured securities of $90,186 and $13,157, respectively. The capital gains (losses) taken as a direct result of restructures in 2009, 2008 and 2007 were $(84,752), $1,905 and $(713), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, are as follows:

	December 31
	2009	2008

Unrealized gains	$224,219	$173,987
Unrealized losses	(219,056)	(243,477)

Net unrealized gains (losses)	$5,163	$(69,490)

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007

Bonds	$16,818	$(226,573)	$66,449
Preferred stocks	(46,613)	(22,844)	17,321
Common stocks	36,097	(28,697)	(42,193)
Affiliated entities	37,287	(7,222)	557,585
Mortgage loans on real estate	(8,024)	—	—
Cash, cash equivalents, and short-term investments	284	—	—
Derivatives	(410,982)	382,983	(36,994)
Other invested assets	(211,719)	(900,944)	321,216

Change in unrealized capital gains (losses)	$(586,852)	$(803,297)	$883,384

During 2009, the Company issued mortgage loans with interest rates of 6.65% for commercial loans and 7% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 60%. Mortgage loans with a carrying amount of $11 were non-income producing for the previous 180 days. Accrued interest of $3, $346 and $3 related to these mortgage loans was excluded from investment income at December 31, 2009, 2008 and 2007, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2009 and 2008, respectively, the Company held $121,760 and $28,709 in impaired loans with related allowance and credit losses of $8,024 and $11,924. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2009 and 2008, respectively. The average recorded investment in impaired loans during 2009 was $32,445.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2009	2008	2007

Balance at beginning of period	$11,924	$—	$—
Additions, net charged to operations	20,940	11,924	—
Recoveries in amounts previously charged off	(24,840)	—	—

Balance at end of period	$8,024	$11,924	$—

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. At December 31, 2009 and 2008, respectively, the Company recognized $1,993 and $1,374 of interest income on impaired loans. The Company did not recognize any interest income on impaired loans during 2007. Interest income of $509 and $1,570, respectively, was recognized on a cash basis for the years ended December 31, 2009 and 2008. The Company did not recognize any interest income on impaired loans or any interest income on a cash basis for the year ended December 31, 2007.

At December 31, 2009 and 2008, the Company held a mortgage loan loss reserve in the AVR of $123,257 and $361,121, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2009	2008

South Atlantic	23%	24%
Pacific	22	23
Mountain	15	14
Middle Atlantic	15	14
E. North Central	10	10
W. North Central	5	5
W. South Central	5	4
E. South Central	3	4
New England	2	2

Property Type Distribution
	December 31
	2009	2008

Office	31%	31%
Apartment	21	20
Retail	20	19
Industrial	19	19
Other	5	6
Agricultural	3	5
Medical	1	—

At December 31, 2009, the Company had mortgage loans with a total net admitted asset value of $13,454 which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. The Company did not have any mortgage loans which had been restructured in accordance with SSAP No. 36 at December 31, 2008 or 2007. There were no realized losses during the years ended December 31, 2009, 2008 and 2007 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2009, 2008 or 2007.

Investment expenses include expenses for the occupancy of company-owned property of $15,405, $16,705, and $16,084 during 2009, 2008, and 2007, respectively, as well as depreciation expense on these properties of $3,585, $3,349, and $3,161.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur. At December 31, 2009 and 2008, respectively, the Company recorded an impairment of $15,287 and $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

The Company recorded an impairment of $40,688 for its investment in Real Estate Alternatives Portfolio 2, LLC and an impairment of $10,030 for its investment in Real Estate Alternatives Portfolio 3, LLC. The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

The Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P., and an impairment of $5,133 for its investment in Harbour Group Investments III, L.P. It was determined that the decline was other-than-temporary because the expected future proceeds is the current reflected fair value on each of the deals.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other-than-temporary, the investment was written down to fair value.

The Company has an investment in Invenergy TN, LLC, a partnership which owns a 27 megawatt wind generating facility in Anderson County, Tennessee. This investment generates tax credits based on the amount of electricity produced from the wind turbines. Based on the project’s actual performance and a revised wind study, it was determined that the investment will not perform to the levels originally expected. For the year ending December 31, 2007, an impairment of $4,556 was recorded for the Invenergy TN, LLC partnership. The impairment was determined by comparing the current book value to the fair value as supplied by a third party. The fair value was determined by discounting future cash flows, expected future tax credits and income tax benefits of losses from the investment. Since the decline in fair value was determined to be other-than-temporary, the investment in the partnership was written down to the fair value amount. No further impairment was recorded for the Invenergy TN, LLC partnership during 2009 or 2008.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company had ownership interests in 61 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2019 is $45,413. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$4,479	$8,370

Total		$4,479	$8,370

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company invests in capped floating rate commercial mortgage loans and uses interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security, as a cash component, with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2009 and 2008, the Company had replicated assets with a fair value of $475,424 and $466,244 and credit default swaps with a fair value of $1,377 and $(21,375), respectively. For the years ended December 31, 2009 and 2008, respectively, the Company recognized $3,088 and $306 in capital losses related to replication transactions. For the year ended December 31, 2007, the Company recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009. The Company did not recognize any income from options contracts for the years ended December 31, 2008 or 2007.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive and a negative fair value amounted to $219,070 and $320,048, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2009 and 2008, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2009, the Company has accumulated deferred gains in the amount of $103,278 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009 and 2008, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2009	2008

Interest rate and currency swaps:
Receive floating - pay floating	$2,129,869	$2,716,370
Receive fixed - pay floating	10,548,640	12,919,749
Receive floating - pay fixed	5,856,796	8,199,009
Receive fixed - pay fixed	236,005	201,763
Interest rate cap agreements	1,605,000	1,640,000
Interest rate floor agreements	64,000	62,400

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(180,328), $119,833 and $(9,888) for the years ended December 31, 2009, 2008 and 2007, respectively.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Open futures contracts at December 31, 2009 and 2008, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009
1,074	S&P 500 March 2010 Futures	$297,468	$298,223

December 31, 2008
5,271	S&P 500 March 2009 Futures	$1,171,777	$1,186,107

For the years ended December 31, 2009 and 2008, the Company has recorded $(73,133) and $264,343, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains and losses during 2009 and 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2009 and 2008, investments with an aggregate carrying value of $44,519,346 and $44,600,539, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2009	2008	2007

Direct premiums	$12,709,931	$13,309,443	$11,477,571
Reinsurance assumed - non affiliates	1,612,150	1,515,095	1,756,468
Reinsurance assumed - affiliates	196,638	296,438	238,831
Reinsurance ceded - non affiliates	(1,130,902)	(1,101,435)	(1,114,954)
Reinsurance ceded - affiliates	(5,287,685)	(6,501,597)	(4,080,954)

Net premiums earned	$8,100,132	$7,517,944	$8,276,962

The Company received reinsurance recoveries in the amount of $2,360,201, $2,166,604 and $1,663,213 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $464,122 and $425,122, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $37,294,459 and $29,483,844, respectively.

The net amount of the reduction in surplus at December 31, 2009 and 2008, if all reinsurance agreements were cancelled, is $28,937 and $7,856, respectively.

At December 31, 2009 and 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $3,383,308 and $2,708,917, respectively.

Effective July 1, 2009, and concurrent with the merger of CGC Life Insurance Company (CGC) into Transamerica Pacific Insurance Company, Ltd. (TPIC), the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate. As a result, a pretax loss of $129,005 was included in the statement of operations. The remaining unamortized gain on a pretax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement. The pretax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pretax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance with funds withheld treaty to a straight coinsurance treaty. Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount. There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with Monumental Life Insurance Company (MLIC), an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pretax gain of $29,146 on the transaction, which was credited directly to unassigned surplus. During 2009, the Company amortized $1,895 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net liabilities associated with certain of the Company’s deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564. In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations. During 2007, the Company amortized $3,304 into earnings with a corresponding charge to unassigned surplus.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 and $5,083 on a pre-tax basis ($2,478 and $3,304 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603 and recorded net assets of $5,036, recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earning in the amount of $221. In 2007, the company amortized $28 into earnings.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGC. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus. During 2009, the Company amortized $11,425 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGC on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,201 of the liability in 2009.

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

The Company entered into an assumption reinsurance agreement with CPLIC, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. During 2007, LIICA amended its 50% reinsurance treaty with CPLIC. LIICA received a ceding commission of $2,910 ($1,892 net of tax). This gain was credited directly to unassigned surplus at December 31, 2007.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $2,466 and $1,410 on a net of tax basis into earnings during 2009 and 2008, respectively, with a corresponding charge to unassigned surplus.

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to the Company and LIICA under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $541 and $45, respectively, and consideration paid of $366 was included in the statement of operations.

The Company and LIICA entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRe in 2003. The Company assumed assets of $23,737 associated with this business and paid recapture consideration of $1,558. Reserves recaptured included life reserves of $3,935 and claim reserves of $434. As a result, a pre-tax gain of $17,810 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $6,240 ($4,056 net of tax). Prior to this transaction, the Company had amortized $1,418 on a pre-tax basis ($921 on a net of tax basis) into earnings for 2007, with a corresponding charge to unassigned surplus.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company and MLIC entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were issued by MLIC, with issue dates ranging from January 1, 2007 through December 31, 2007, and also covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

Effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus. During 2009, the Company amortized $258 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

On October 1, 2007 the Company and LIICA recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $302,727 and the commission expense allowance paid was $3,770, for a net consideration received of $298,957. Reserves recaptured were $302,727. The resulting pre-tax loss of $3,770 was included in the statement of operations.

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2009, 2008 and 2007 the Company amortized $1,347, $2,080 and $995, respectively, into earnings with a corresponding charge to unassigned surplus.

On April 1, 2007 LIICA entered into a recapture agreement with Veterans Life Insurance Company (VLIC), an affiliate of the Company, whereby VLIC recaptured all liabilities ceded to LIICA under an October 1, 2001 modified coinsurance agreement. The recapture consideration received was $76,086 and the reserves recaptured by VLIC were $173,147. LIICA paid a recapture premium of $173,147. The resulting pre-tax gain of $76,086 has been included in the statement of operations.

Effective December 31, 2007, LIICA recaptured all inforce universal life business that was previously reinsured to TIRI. LIICA paid a recapture fee of $4,004 and recovered miscellaneous assets of $1,985. Life and claims reserves were recaptured in the amount of $40,482 and $120, respectively. This transaction resulted in a net pre-tax loss of $42,621 which is included in the statement of operations.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective January 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,794 which has been included in the statement of operations. TOLIC subsequently entered into an indemnity retrocession agreement with LIICA Re I, Inc., an affiliate, to retrocede specific blocks of policies assumed by TOLIC. Net consideration received by TOLIC was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,120 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, TOLIC amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2007, TOLIC entered into an agreement with TIRe to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The gain was recorded directly to unassigned surplus on a net of tax basis. During 2009, 2008 and 2007, the Company amortized $2,874, $2,574 and $1,901, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective October 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. TOLIC subsequently entered into an indemnity retrocession agreement with TIRI to retrocede specific blocks of policies assumed by TOLIC. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis. During 2008, the Company amortized $2,431 into earnings with a corresponding charge to unassigned surplus. The Company did not record any amortization in 2009 or 2007.

Effective January 1, 2006, the Company entered into a reinsurance transaction with TIRI to cede an inforce block of universal life business. The net of tax impact from the cession of inforce business was $13,585, which was credited directly to unassigned surplus. During 2009, 2008 and 2007, the Company amortized $1,019 into earnings each year with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $538,511 and $413,935 at December 31, 2009 and 2008, respectively.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.

Goodwill in the amount of $8,642, $8,954 and $9,274 was amortized during 2009, 2008 and 2007, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Effective December 31, 2006, TOLIC entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate of the Company, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2009, 2008 and 2007, the Company amortized $6,541, $74,716 and $1,321, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Following the December 31, 2006 recapture of a block of in force term life business that was ceded to TIRe, TOLIC entered into a reinsurance agreement with LIICA Re I, Inc., to retrocede this block of term life business also effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis. During 2009, the Company amortized $2,039 on a net of tax basis into earnings with a corresponding charge to unassigned surplus. The Company did not amortize any amounts related to this transaction during 2008 or 2007.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

During 2001, TOLIC novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has an unamortized balance of $1,433 at December 31, 2009. The accretion of the deferred liability was $1,433 for 2009, 2008 and 2007.

During 2001, TOLIC entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company amortized $1,883 for each of the years ended December 31, 2009, 2008 and 2007 into earnings with a corresponding charge to unassigned surplus. At December 31, 2009, the Company holds collateral from this affiliate in the form of letters of credit of $7,000, covering this reinsurance agreement and others.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2009, 2008 and 2007, $781, $954 and $1,119, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

Effective December 31, 2005, the Company entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was credited directly to unassigned surplus on a net of tax basis. During 2009 and 2008, respectively, the Company amortized $4,517 and $24,045 into earnings with a corresponding charge to unassigned surplus.

The Company reports a reinsurance deposit receivable of $137,437 and $128,745 as of December 31, 2009 and 2008, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

During 2009, 2008 and 2007, the Company obtained letters of credit of $727,996, $716,918 and $334,491, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$1,162,628	$636,817	$1,799,445	$1,674,921	$124,524
Statutory valuation allowance adjustment	—	(81,188)	(81,188)	—	(81,188)

Adjusted gross deferred income tax assets	1,162,628	555,629	1,718,257	1,674,921	43,336
Total deferred income tax liabilities	184,653	339,404	524,057	450,900	73,157

Net deferred income tax asset	977,975	216,225	1,194,200	1,224,021	(29,821)
Deferred income tax asset nonadmitted	535,652	8,992	544,644	334,861	209,783

Net admitted deferred income tax asset	$442,323	$207,233	$649,556	$889,160	$(239,604)

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
§197 intangible amortization	$126	$147	$(21)
Credit carryforwards	112,480	17,420	95,060
Compensation related accruals	31,513	36,443	(4,930)
Investments	667,047	419,207	247,840
Investment in controlled foreign company	—	107,064	(107,064)
Nonadmitted assets	30,149	53,237	(23,088)
Proxy DAC	590,614	574,394	16,220
Reserves	292,730	376,381	(83,651)
Miscellaneous accruals	37,856	31,393	6,463
Other	36,930	59,235	(22,305)

Total gross deferred income tax assets	1,799,445	1,674,921	124,524
Statutory valuation allowance adjustment	81,188	—	81,188

Total adjusted gross deferred income tax assets	1,718,257	1,674,921	43,336

Deferred income tax assets nonadmitted	544,644	334,861	209,783

Total admitted deferred income tax assets	1,173,613	1,340,060	(166,447)

Deferred income tax liabilities
§807(f) adjustment	46,221	20,983	25,238
Investments	466,318	388,432	77,886
Separate account adjustments	9,615	14,776	(5,161)
Reinsurance ceded	—	20,679	(20,679)
Other	1,903	6,030	(4,127)

Total deferred income tax liabilities	524,057	450,900	73,157

Net admitted deferred income tax asset	$649,556	$889,160	$(239,604)

The valuation allowance for deferred tax assets as of December 31, 2009 was $81,188. The Company did not have a valuation allowance for deferred tax assets as of December 31, 2008. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change

Net deferred income tax asset	$977,975	$216,225	$1,194,200	$1,224,021	$(29,821)

Tax effect of unrealized gains (losses)					(216,080)
Prior period adjustment - unrealized gains (losses)					(5,227)

Change in net deferred income tax asset					$(251,128)

	December 31		Change
	2008	2007

Net deferred income tax asset	$1,224,021	$987,493	$236,528

Tax effect of unrealized gains (losses)			(445,093)

Change in net deferred income tax asset			$(208,565)

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$70,812	$6,281	$77,093	$343,822	$(266,729)
Admitted under paragraph 10.b.i.	166,410	110,793	277,203	160,333	116,870
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	184,653	339,404	524,057	506,762	17,295

Total admitted under paragraph 10.a. - 10.c.	$421,875	$456,478	$878,353	$1,010,917	$(132,564)

Admitted under paragraph 10.e.i.	$70,812	$6,281	$77,093
Admitted under paragraph 10.e.ii.a.	—	—	—
Admitted under paragraph 10.e.ii.b.	371,512	200,951	572,463
Admitted under paragraph 10.e.iii.	184,653	339,404	524,057

Total admitted under paragraph 10.e.i. - 10.e.iii.	$626,977	$546,636	$1,173,613

Total increased admitted deferred income tax asset	$205,102	$90,158	$295,260

Risk-Based Capital Summary:	Under 10.a.-10.c	Under 10.e.	Change
Admitted deferred income tax assets	$354,296	$649,556	$295,260
Admitted assets	101,159,928	101,455,188	295,260
Statutory surplus	4,731,565	5,026,825	295,260
Total adjusted capital	5,600,252
Authorized control level	678,529

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year

•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year

•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs

•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years

•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

At December 31, 2008, as discussed in Note 2 - Prescribed and Permitted Statutory Accounting Practices, the Company, with permission from the State of Iowa Deputy Commissioner of Insurance, determined the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. The following charts outline the effect of this permitted practice on the Company’s financial statements:

	3 years		1 year		Change
Gross DTAs at Enacted Tax Rate		$1,674,921		$1,674,921	$—
Admitted Gross DTAs (paragraph 10 a.)	$371,821		$371,821
Admitted Gross DTAs (paragraph 10 b.)	517,339		136,981
Admitted Gross DTAs (paragraph 10 c.)	450,900		450,900

Total Admitted Gross DTAs	1,340,060	(1,340,060)	959,702	(959,702)	(380,358)

Nonadmitted Gross DTAs		334,861		715,219	(380,358)
Admitted DTA		1,340,060		959,702	380,358
Gross DTL		(450,900)		(450,900)	—

Net Admitted DTA		$889,160		$508,802	$380,358

Total adjusted capital		$5,855,303
Authorized control level		755,193

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax benefit on operations	$(112,696)	$(82,753)
Tax credits	23,353	(64,995)
Prior year adjustments	(15,599)	115,372

Tax benefit on operations	(104,942)	(32,376)
Current year tax benefit on capital gains (losses)	(290,128)	(119,219)
Prior year adjustments	54,177	—

Tax benefit on capital gains (losses)	(235,951)	(119,219)

Current income taxes incurred	$(340,893)	$(151,595)

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007
Current income taxes incurred	$(340,893)	$(151,595)	$447,369
Change in deferred income taxes (without tax on unrealized gains and losses)	251,128	208,565	(12,118)

Total income tax reported	$(89,765)	$56,970	$435,251

Income before taxes	$(523,918)	$(824,446)	$759,211
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	(183,371)	(288,556)	265,724

Increase (decrease) in actual tax reported resulting from:

a. Dividends received deduction	(23,617)	(19,749)	(22,001)
b. Tax credits	(61,814)	(82,095)	(83,380)
c. Tax-exempt income	(605)	(681)	(18)
d. Tax adjustment for IMR	(1,213)	(10,260)	(14,721)
e. Surplus adjustment for in-force ceded	25,009	336,881	216,427
f. Nondeductible expenses	3,626	2,717	(106)
g. Statutory valuation allowance	81,188	—	—
h. Deferred tax benefit on other items in surplus	14,424	134,480	(22,807)
i. Provision to return	(25,350)	(2,188)	54
j. Life insurer owned life insurance	(4,051)	(3,955)	(3,806)
k. Dividends from certain foreign corporations	448	805	—
l. Pre-tax income of single member LLC’s	16,027	2,602	—
m. Prior period adjustments	68,049	5,799	107,523
n. FASIT Interest	—	(18,325)	(29,400)
o. Other	1,485	(505)	21,762

Total income tax reported	$(89,765)	$56,970	$435,251

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. The Company has a tax credit carryforward at December 31, 2009 and 2008 of $112,480 and $17,421, respectively, with no loss carryforward. At December 31, 2007, the Company had a credit carryforward of $307, with no loss carryforward.

The Company did not incur income taxes during 2009 or 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes in 2007 of $6,281, which will be available for recoupment in the event of future losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $60,339 and $56,704, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $60,339. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the year ended December 31, 2009 and 2008 is $5,088 and $4,111, respectively. The total interest payable balance as of December 31, 2009 and 2008 is $21,461 and $16,373, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.07% and 0.08% of ordinary life insurance in force at December 31, 2009 and 2008, respectively.

For the years ended December 31, 2009, 2008 and 2007, premiums for life participating policies were $21,721, $18,433 and $21,950, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $11,010, $12,165 and $17,417 to policyholders during 2009, 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2009		December 31 2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,362,527	3%	$2,427,891	4%
At book value less surrender charge of 5% or more	12,077,452	17	9,063,978	13
At fair value	24,823,739	35	18,052,999	26

Total with adjustment or at market value	39,263,718	55	29,544,868	43
At book value without adjustment (with minimal or no charges or adjustments)	13,767,281	19	14,151,434	21
Not subject to discretionary withdrawal	18,345,290	26	24,373,769	36

Total annuity reserves and deposit fund liabilities - before reinsurance	71,376,289	100%	68,070,071	100%

Less reinsurance ceded	18,657,485		11,856,295

Net annuity reserves and deposit fund liabilities	$52,718,804		$56,213,776

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2009 and 2008 are $468,917 and $838,768, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2009, the contractual maturities were as follows:

Year	Amount
2010	$55,218
2011	125,575
2012	54,220
2013	—
2014	233,904
Thereafter	—

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $2,702,888 and $3,602,586 at December 31, 2009 and 2008, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2009, 2008 and 2007 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$—	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	—	564,835	—	—	564,835

Total as of December 31, 2009	$—	588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With market value adjustment	$—	$76,570	$—	$—	$76,570
At fair value	—	—	—	30,630,714	30,630,714
At book value without market value adjustment and with current surrender charge of less than 5%	—	488,265	—	—	488,265

Subtotal	—	564,835	—	30,630,714	31,195,549
Not subject to discretionary withdrawal	—	23,701	43,846	—	67,547

Total separate account liabilities at December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$15,567	$574,226	$5,685,724	$6,275,517

Reserves for separate accounts as of December 31, 2007 with assets at:
Fair value	$997	$97,270	$635,878	$32,768,227	$33,502,372
Amortized cost	—	521,653	—	—	521,653

Total as of December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$41,480	$—	$—	$41,480
At fair value	—	—	—	32,723,737	32,723,737
At book value without market value adjustment and with current surrender charge of less than 5%	—	480,173	—	—	480,173

Subtotal	—	521,653	—	32,723,737	33,245,390
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,414,472	$4,199,455	$5,691,829
Transfers from separate accounts	(2,297,193)	(3,658,761)	(4,104,822)

Net transfers to separate accounts	2,117,279	540,694	1,587,007
Miscellaneous reconciling adjustments	(270)	(11,259)	(4,523)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$2,117,009	$529,435	$1,582,484

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $84,389 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the statement of operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2009
Minimum guaranteed death benefit	$9,406,064	$1,253,807	$918,570
Minimum guaranteed income benefit	5,504,688	892,435	830,185
Guaranteed premium accumulation fund	63,644	8,388	—
Minimum guaranteed withdrawal benefit	6,431,653	56,028	40,560

December 31, 2008
Minimum guaranteed death benefit	$16,439,840	$2,330,543	$1,745,559
Minimum guaranteed income benefit	4,834,470	914,995	891,198
Guaranteed premium accumulation fund	59,060	7,972	—
Minimum guaranteed withdrawal benefit	2,608,124	74,296	33,075

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$12,260	$325	$11,935
Ordinary renewal business	528,884	12,610	516,274
Group life direct business	15,896	2,309	13,587
Credit life business	(12,865)	—	(12,865)
Reinsurance ceded	(264,249)	—	(264,249)

	279,926	15,244	264,682
Accident and health	15,520	—	15,520

	$295,446	$15,244	$280,202

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$12,419	$245	$12,174
Ordinary renewal business	456,433	11,370	445,063
Group life direct business	16,298	2,786	13,512
Credit life business	(12,783)	—	(12,783)
Reinsurance ceded	(257,749)	—	(257,749)

	214,618	14,401	200,217
Accident and health	(32,632)	—	(32,632)

	$181,986	$14,401	$167,585

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2009 and 2008, the Company had insurance in force aggregating $361,829,973 and $393,200,350, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $675,762 and $688,913 to cover these deficiencies at December 31, 2009 and 2008, respectively.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2010, without the prior approval of insurance regulatory authorities, is $694,096.

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders. At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding. Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws. At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378. Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

On September 26, 2007 LIICA paid $400,000 to its parent company, AEGON. This payment consisted of a return of additional paid-in capital of $270,000, an ordinary common stock dividend of $94,400 and an extraordinary dividend of $35,600.

On December 19, 2007, TOLIC paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, Transamerica Service Company.

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A preferred shares is $1,365 per share and Series B preferred shares is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred shares. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007, cumulative unpaid dividends relating to the preferred shares were $26,477.

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company did not pay a common stock dividend to its parent company during 2007.

LIICA received a return of capital on September 26, 2007 in the amount of $37,000 from LIICA Holdings, LLC.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2009 and 2008 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2009	$150,000	$6,750	$63,000	$2,250
2008	$150,000	$11,250	$56,250	$—

10. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair value of the loaned domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received as collateral is reinvested and not available for general corporate purposes.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

At December 31, 2009 and 2008, respectively, securities in the amount of $827,408 and $1,875,768 were on loan under securities lending agreements as a part of this program. At December 31, 2009, the collateral the Company received from securities lending activities was in the form of cash and on open terms. Also at December 31, 2009, cash collateral reinvested had a fair value of $836,089. At December 31, 2009, Separate Accounts have securities in the amount of $3,199 on loan under these security lending agreements.

Under the second program, the Company received collateral equal to 102% or 105% of the fair value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty was mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102% or 105% of the fair value of the loaned domestic or international securities, respectively.

The second program matured in January 2009 so the Company had no securities on loan under this program at December 31, 2009. At December 31, 2008, the Company had loaned securities with a book value of $55,475 under the second program. The fair value of the loaned securities was $56,956 as of December 31, 2008. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $54,033 and the fair value of the reinvested collateral was $58,790 as of December 31, 2008.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $17,949, $16,434 and $14,347 for the years ended December 31, 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $9,654, $9,795 and $8,791, for the years ended December 31, 2009, 2008 and 2007, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2009, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4,254, $1,382 and $1,204 related to these plans for the years ended December 31, 2009, 2008 and 2007, respectively.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company received $32,580 and $19,737 during 2009 and 2008, respectively, and paid $18,688 in 2007, for these services, which approximates their costs to the affiliates. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $40,040, $44,122 and $49,346 for these services during 2009, 2008 and 2007, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $73,721, $74,156 and $44,791 for the years ended December 31, 2009, 2008 and 2007, respectively.

At December 31, 2009 and 2008, respectively, the Company reported a net amount of payables to affiliates of $82,670 and $27,385. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2009, the Company had short-term notes receivable of $880,200 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$6,600	June 1, 2010	0.30%
AEGON	14,000	June 2, 2010	0.30
AEGON	17,700	June 15, 2010	0.30
AEGON	6,700	June 19, 2010	0.30
AEGON	39,200	June 24, 2010	0.30
AEGON	20,900	June 25, 2010	0.30
AEGON	67,600	June 26, 2010	0.30
AEGON	7,900	July 2, 2010	0.32
Transamerica Corporation	123,800	July 24, 2010	0.32
AEGON	11,700	July 27, 2010	0.32
AEGON	17,500	July 28, 2010	0.32
AEGON	89,700	July 29, 2010	0.32
AEGON	30,800	July 30, 2010	0.32
AEGON	26,100	October 29, 2010	0.22
AEGON	330,000	December 11, 2010	0.20
AEGON	70,000	December 15, 2010	0.20

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2008, the Company had short-term intercompany notes receivable of $1,929,883 as follows. All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
Garnet	$59,583	January 16, 2009	1.74%
Transamerica Corporation	293,800	August 21, 2009	2.44
AEGON	79,000	October 7, 2009	5.95
AEGON	166,000	October 8, 2009	5.95
AEGON	159,600	October 9, 2009	5.95
AEGON	69,800	October 15, 2009	5.95
AEGON	20,000	October 20, 2009	5.95
AEGON	9,100	October 21, 2009	5.95
AEGON	36,900	October 22, 2009	5.95
AEGON	19,500	October 23, 2009	5.95
AEGON	41,200	October 27, 2009	5.95
AEGON	55,100	October 28, 2009	5.95
AEGON	52,200	October 31, 2009	5.95
Transamerica Corporation	55,000	November 20, 2009	2.70
AEGON	89,800	December 15, 2009	1.74
AEGON	28,200	December 16, 2009	1.74
AEGON	38,800	December 17, 2009	1.74
AEGON	45,900	December 24, 2009	1.74
AEGON	63,300	December 26, 2009	1.74
AEGON	547,100	December 30, 2009	1.74

During 2009, 2008 and 2007, the Company (received) paid net interest of $(1,193), $3,223 and $2,394, respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $138,726 and $134,823 at December 31, 2009 and 2008, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $143,644 and $139,263, respectively.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies

At December 31, 2009 and 2008, the Company has mortgage loan commitments of $211,491 and $190,231, respectively. The Company has contingent commitments for $686,426 and $768,083 as of December 31, 2009 and 2008, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $45,413 and $13,387, respectively.

At December 31, 2009, the Company has private placement commitments outstanding of $18,000. The Company had no private placement commitments outstanding at December 31, 2008.

At December 31, 2009, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $5,049. The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis at December 31, 2008.

The Company pledged assets as collateral for derivative transactions in the amount of $366,806 and $753,973 at December 31, 2009 and 2008, respectively. In conjunction with derivative transactions, cash in the amount of $215,045 and $1,263,351 and securities in the amount of $259 and $577,838 were posted to the Company as of December 31, 2009 and 2008, respectively, which were not included in the financial statements of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $13,309 as of December 31, 2009. No amount was reposted as collateral as of December 31, 2008.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2009 and 2008, the Company has pledged invested assets with a carrying amount of $243,127 and $277,412, respectively, and fair value of $244,838 and $252,447, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $5,450,716 and $5,453,131 at December 31, 2009 and 2008, respectively, to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2009 and 2008 was $6,922,409 and $6,275,565, respectively. In addition, FHLB requires their common stock to be purchased. The Company owns $252,525 of FHLB common stock at December 31, 2009 and 2008. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $4,201,338 and $4,379,983 as of December 31, 2009 and 2008, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $3,000 and $44,753 at December 31, 2009 and 2008, respectively.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2009, TFLIC had capital and surplus of $911,627. The Company has recorded no liability for this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $258,591 as of December 31, 2009. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2009, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $1,105 for which it was paid a fee. Earlier in the year, prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

At December 31, 2009 and 2008, the Company had entered into multiple agreements with commitment amounts of $142,425 and $123,075, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which will be repaid in full with interest. The Company believes the chance of additional draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2009. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $34,814 and $28,404 at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $460, $1,720 and $1,645, for the years ended December 31, 2009, 2008 and 2007, respectively.

14. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2009, the future minimum aggregate rental commitments are as follows:

Year	Amount
2010	$15,175
2011	14,190
2012	12,357
2013	11,704
2014	11,716

The Company, both on its own and through its holdings in Transamerica Realty Investment Properties, LLC, and Transamerica Pyramid Properties, LLC and REAP 4MR, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2009 are as follows:

Year	Amount
2010	$40,511
2011	30,779
2012	22,533
2013	19,153
2014	6,822

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $632,109 and $365,846 for municipal reverse repurchase agreements as of December 31, 2009 and 2008, respectively. The reverse repurchase agreements are collateralized by securities with book values of $637,109 and $411,595 as of December 31, 2009 and 2008, respectively. These securities have maturity dates that range from 2010 to 2097 and have a weighted average interest rate of 6.24%.

At December 31, 2009 and 2008, the Company did not participate in dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2009 or 2008.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2009 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	976	1,540	744
NAIC 6	1	64	64	(31)

16. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2007 or for the year then ended. The reconciling items as of December 31, 2009 are as follows:

December 31, 2009

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046

Total statutory net loss per financial statements	$(6,425)

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$103,871,552
Reduce current federal income tax recoverable	(93,046)
Increase admissible deferred income tax asset	4,647
Restatement to reflect IFLIC merger	1,802
Effect of change in presentation of derivatives	225,884

Assets as reported in the accompanying audited statutory-basis balance sheet	$104,010,839

Liabilities as reported in the Company’s Annual Statement	$98,944,678
Adjust current federal income tax payable	—
Restatement to reflect IFLIC merger	143
Effect of change in presentation of derivatives	225,884

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$99,170,705

Capital and surplus as reported in the Company’s Annual Statement	$4,926,874
Reduce federal income tax benefit	(93,046)
Increase admissible deferred income tax asset	4,647
Restatement to reflect IFLIC merger	1,659

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$4,840,134

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)
Restatement to reflect IFLIC merger	96

Total statutory net income (loss) per financial statements	$(621,418)

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 19, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).

The Company has a direct investment in and an indirect exposure to Ambac Financial Group (Ambac) as of the balance sheet date. Subsequent to year end, the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) filed a petition in state court to rehabilitate the Segregated Account of Ambac Assurance Corporation (AAC), a subsidiary of Ambac, which was established upon request from OCI in order to segregate certain policies and other liabilities of AAC as there were significant existing claims or likelihood of significant claims. OCI received court approval to temporarily prevent AAC from paying out claims on the guarantees or wraps that they have issued for those securities included in the segregated account. The Company has indirect exposure to Ambac whereby the Company is reliant upon AAC’s guarantee or wrap to support the lack of impairment on securities with a carrying value of $33,885. Additionally, the Company has a direct investment in debt securities of Ambac with a carrying value of $2,046. As a significant portion of the indirect exposure and all of the direct exposure to Ambac is carried at the lower of cost or market in the Company’s 2009 financial statements, there would be no additional impact to the Company’s surplus as a result of this information.

101

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,636,579	$2,612,630	$2,636,579
States, municipalities and political subdivisions	1,346,519	1,391,227	1,346,519
Foreign governments	733,391	740,331	733,391
Hybrid securities	1,777,764	1,470,840	1,777,764
All other corporate bonds	40,541,210	39,171,742	40,541,210
Preferred stocks	152,661	144,696	152,661

Total fixed maturities	47,188,124	45,531,466	47,188,124

Equity securities
Common stocks:
Industrial, miscellaneous and all other	360,043	389,485	389,485

Total equity securities	360,043	389,485	389,485

Mortgage loans on real estate	9,275,690		9,275,690
Real estate	125,806		125,806
Policy loans	759,957		759,957
Other long-term investments	1,355,386		1,355,386
Cash, cash equivalents and short-term investments	3,032,109		3,032,109

Total investments	$62,097,115		$62,126,557

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

102

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$13,898,182	$—	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	—	22,049	5,997,868	1,900,911	1,404,938	6,767,121

	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

Year ended December 31, 2008
Individual life	$14,091,494	$—	$235,075	$1,945,171	$1,004,973	$1,663,836	$4,643,176
Individual health	2,663,242	133,885	125,768	501,797	189,285	425,938	183,199
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,296	$151,651	$484,365	$7,517,944	$3,886,926	$8,338,578	$14,412,940

Year ended December 31, 2007
Individual life	$14,160,394	$—	$291,994	$1,784,034	$974,483	$1,713,927	$3,010,919
Individual health	2,515,584	173,741	98,016	515,955	168,358	514,059	229,497
Group life and health	1,411,134	17,552	126,828	378,440	95,968	341,496	229,673
Annuity	26,856,767	—	13,440	5,598,533	2,973,662	7,349,370	1,825,963

	$44,943,879	$191,293	$530,278	$8,276,962	$4,212,471	$9,918,852	$5,296,052

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

103

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	2,466,652	2,799,049	1,619,394	1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%

	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,973,061	$240,868,442	264%

Premiums:
Individual life	$2,471,167	$2,071,576	$1,545,580	$1,945,171	79%
Individual health	573,587	205,331	133,541	501,797	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,533	$7,517,944	24%

Year ended December 31, 2007
Life insurance in force	$462,923,158	$743,762,690	$569,434,627	$288,595,095	197%

Premiums:
Individual life	$3,996,462	$3,597,084	$1,384,656	$1,784,034	78%
Individual health	592,260	215,035	138,730	515,955	27%
Group life and health	456,124	142,726	65,042	378,440	17%
Annuity	6,432,725	1,241,063	406,871	5,598,533	7%

	$11,477,571	$5,195,908	$1,995,299	$8,276,962	24%

104

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B

Year Ended December 31, 2009

Transamerica Life Insurance Company Separate

Account VA B

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Life Insurance Company Separate Account VA B,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Equity VP, Transamerica American Century Large Company Value VP, Transamerica MFS International Equity VP, Transamerica Science & Technology VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Templeton Global VP, Transamerica Balanced VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica AEGON High Yield Bond VP, Transamerica Growth Opportunities VP, Transamerica BlackRock Large Cap Value VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica Convertible Securities VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP – PAM Fund – SC, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Growth Stock VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Money Market VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica International Moderate Growth VP – SC, Transamerica Small/Mid Cap Value VP, Transamerica Index 50 VP – SC, Transamerica Index 75 VP – SC, Transamerica Value Balanced VP – SC, Transamerica Efficient Markets VP – SC, Transamerica BlackRock Global Allocation VP – SC, Transamerica BlackRock Tactical Allocation VP – SC, Transamerica ProFunds UltraBear VP – SC OAM, Transamerica Foxhall Global Growth VP – SC, Transamerica Foxhall Global Conservative VP – SC, Transamerica Foxhall Global Hard Asset VP – SC, Transamerica Foxhall Emerging Markets/Pacific Rim VP – SC, Transamerica Hanlon Growth VP – SC, Transamerica Hanlon Growth and Income VP-SC, Transamerica Hanlon Balanced VP – SC, Transamerica Hanlon Managed Income VP – SC, Transamerica Index 35 VP – SC, Transamerica Index 100 VP – SC, Transamerica JPMorgan Mid Cap Value VP – SC, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen-Mid Cap Growth, Janus Aspen-Mid Cap Value, Janus Aspen-Worldwide Growth ,MFS New Discovery, MFS Total Return, Fidelity-VIP Contrafund®, Fidelity-VIP Equity-Income, Fidelity-VIP Growth, Fidelity-VIP Growth Opportunities, Fidelity-VIP Mid Cap, Fidelity-VIP Value Strategies, Fidelity-VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton Founding Funds Allocation, American Funds – Asset Allocation, Fund, American Funds – Bond Fund, American Funds – Growth Fund, American Funds – Growth-Income Fund, American Funds – International Fund, GE Investments Total Return Fund, MTB Managed Allocation Fund-Moderate Growth II, BlackRock Basic Value V.I., BlackRock High Income V.I., BlackRock Global Allocation V.I., Huntington VA Dividend Capture, Huntington VA Growth, Huntington VA Income Equity, Huntington VA International Equity, Huntington VA Macro 100, Huntington VA Mid Corp America, Huntington VA Mortgage Securities, Huntington VA New Economy, Huntington VA Real Strategies, Huntington VA Rotating Markets, Huntington VA Situs, and Huntington VA Balanced Allocation subaccounts), as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 23, 2010

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Assets
Investment in securities:
Number of shares - Initial	36,373,446.651	26,959,412.732	56,350,773.677	65,296,842.805

Cost	$387,204,438	$266,700,575	$626,388,736	$762,960,725

Number of shares - Service	10,171,779.845	30,556,725.090	65,189,809.390	109,715,323.588

Cost	$101,926,293	$300,181,234	$707,165,146	$1,246,461,278

Investments in mutual funds,
Level 1 quoted prices at net asset value	$356,027,846	$561,519,180	$1,182,888,210	$1,671,992,540
Receivable for units sold	73	114	441	—

Total assets	356,027,919	561,519,294	1,182,888,651	1,671,992,540

Liabilities
Payable for units redeemed	—	—	—	627

	$356,027,919	$561,519,294	$1,182,888,651	$1,671,991,913

Net Assets:
Deferred annuity contracts terminable by owners	$356,027,919	$561,519,294	$1,182,888,651	$1,671,991,913

Total net assets	$356,027,919	$561,519,294	$1,182,888,651	$1,671,991,913

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	6,537,539.0086	7,543,940.5353	12,727,172.3760	14,986,491.0468

M&E - 1.25% - Landmark ML	1,655,466.9612	512,429.5174	2,157,194.8658	2,237,224.0152

M&E - 1.25% - Freedom	86,447.3477	287,379.5429	88,838.7456	25,322.9401

M&E - 1.30% - Landmark	32,904,624.6672	33,285,129.7416	60,752,838.2461	61,833,926.9684

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	992,684.4909	1,488,307.8153	6,166,576.5157	2,695,850.0344

M&E - 1.40% - Landmark	4,244,659.1410	4,562,527.2497	7,457,633.7617	7,060,340.1410

M&E - 1.40% - Landmark ML	4,956,584.7936	2,501,460.9621	3,853,227.6271	5,078,719.4655

M&E - 1.40% - Freedom	2,550,747.3106	1,616,126.0621	2,434,412.6807	3,843,014.8941

M&E - 1.50% - Landmark	27,195,429.6386	20,802,165.0287	45,388,294.1553	56,910,835.8925

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	6,853,529.0608	6,925,793.4971	9,984,457.5283	13,903,826.3977

M&E - 1.50% - Freedom	1,388,714.7477	2,583,202.1972	4,147,991.8618	2,473,368.6048

M&E - 1.55% - Landmark	123,847,691.7819	99,394,711.1084	222,083,583.3134	274,301,230.2021

M&E - 1.55% - Landmark ML	12,561,671.4857	15,040,899.4085	29,577,667.1044	28,468,057.6448

M&E - 1.65% - Freedom	9,019,004.9583	4,092,210.8179	11,363,556.4251	20,793,678.6917

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.209469	$1.341624	$1.341335	$1.293468

M&E - 1.25% - Landmark ML	$1.209469	$1.341624	$1.341335	$1.293468

M&E - 1.25% - Freedom	$0.773706	$0.983355	$0.939452	$0.858024

M&E - 1.30% - Landmark	$1.204883	$1.336542	$1.336224	$1.288538

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.204883	$1.336542	$1.336224	$1.288538

M&E - 1.40% - Landmark	$1.195798	$1.326496	$1.326130	$1.278814

M&E - 1.40% - Landmark ML	$1.195798	$1.326496	$1.326130	$1.278814

M&E - 1.40% - Freedom	$1.131050	$1.208404	$1.222500	$1.195513

M&E - 1.50% - Landmark	$1.186779	$1.316426	$1.316161	$1.269176

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.186779	$1.316426	$1.316161	$1.269176

M&E - 1.50% - Freedom	$1.186779	$1.316426	$1.316161	$1.269176

M&E - 1.55% - Landmark	$1.182285	$1.311504	$1.311197	$1.264418

M&E - 1.55% - Landmark ML	$1.182285	$1.311504	$1.311197	$1.264418

M&E - 1.65% - Freedom	$1.173414	$1.301645	$1.301334	$1.254864

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.160190	$1.286970	$1.286654	$1.240775

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.160190	$1.286970	$1.286654	$1.240775

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.138575	$1.262981	$1.262698	$1.217615

M&E - 2.05% - Landmark ML	$1.138575	$1.262981	$1.262698	$1.217615

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	21,461,416.2240	99,705,440.1358	208,668,404.8570	352,560,016.0803

M&E - 1.30% - Suntrust Landmark	1,963,066.2390	2,490,601.1255	10,806,221.8570	12,163,860.9746

M&E - 1.30% - Landmark Select	712,858.8599	3,007,579.8580	13,924,773.6317	21,946,484.1451

M&E - 1.30% - Huntington Landmark	227,478.8997	3,004,713.4009	7,507,740.5236	8,939,688.5291

M&E - 1.30% - Landmark ML	3,285,472.6882	12,315,637.8378	24,929,817.1469	42,233,699.2001

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	10,049,927.6790	17,532,004.5926	43,068,050.0383	93,880,346.6450

M&E - 1.50% - Suntrust Landmark	270,959.9334	612,942.7723	3,362,014.5962	3,552,804.9696

M&E - 1.50% - Landmark Select	227,539.1339	298,459.1123	2,202,277.1470	2,750,754.7775

M&E - 1.50% - Huntington Landmark	670.3508	644,546.2409	2,710,277.9924	6,840,081.5649

M&E - 1.50% - Landmark ML	988,652.2566	2,624,131.8184	4,184,422.8098	12,160,747.4666

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	1,787,349.3330	4,912,638.2866	9,175,189.4323	7,038,351.5698

M&E - 1.70% - Freedom	3,977,025.5754	32,831,990.7401	53,604,200.0965	72,540,743.8260

M&E - 1.80% - Landmark	3,475,662.8378	23,781,784.1145	34,443,298.5849	52,208,959.7604

M&E - 1.80% - Suntrust Landmark	—	674,367.4465	644,243.4185	155,093.7135

M&E - 1.80% - Landmark Select	—	594,068.2574	2,957,469.4197	722,909.7915

M&E - 1.80% - Huntington Landmark	15,301.4110	80,743.9209	392,522.0680	1,550,037.3983

M&E - 1.80% - Landmark ML	166,087.4329	479,146.7554	1,155,574.6900	4,797,561.4091

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	862,055.7156	1,389,265.7334	2,927,695.8701	4,604,784.0499

M&E - 1.90% - Freedom	787,970.3638	3,985,042.4338	14,175,984.4466	21,209,465.8429

M&E - 1.95% - Landmark	—	7,265,720.7301	4,773,636.6348	12,668,302.5711

M&E - 1.95% - Landmark Select	—	—	—	35,474.3451

M&E - 1.95% - Huntington Landmark	—	—	249,345.7792	67,545.5926

M&E - 1.95% - Landmark ML	—	420,033.7678	817,897.0277	6,655,850.0720

M&E - 2.00% - Landmark	571,928.0063	4,409,687.8133	10,281,903.5664	16,364,812.0880

M&E - 2.00% - Suntrust Landmark	—	96,031.0008	—	191,312.2284

M&E - 2.00% - Landmark Select	—	—	129,749.8238	209,319.8713

M&E - 2.00% - Huntington Landmark	—	22,797.7394	91,760.6653	400,093.2500

M&E - 2.00% - Landmark ML	188,538.2356	171,768.8828	1,215,639.7777	1,590,197.9968

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	3,414,953.6442	1,928,458.0533	2,590,206.0860	4,835,060.4730

M&E - 2.20% - Freedom	4,377,934.0859	293,728.2607	3,141,510.8071	6,160,354.9350

M&E - 2.30% - Landmark	—	123,020.0276	29,230.6064	139,438.8447

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	35,603.3008	2,310,531.7333	1,603,360.4593

M&E - 2.45% - Landmark	—	531,590.1697	777,986.2429	790,528.6766

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.425371	$1.401527	$1.451473	$1.453283

M&E - 1.30% - Suntrust Landmark	$1.425371	$1.401527	$1.451473	$1.453283

M&E - 1.30% - Landmark Select	$1.425371	$1.401527	$1.451473	$1.453283

M&E - 1.30% - Huntington Landmark	$0.782076	$0.980267	$0.935359	$0.860829

M&E - 1.30% - Landmark ML	$1.425371	$1.401527	$1.451473	$1.453283

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.406723	$1.383227	$1.432464	$1.434311

M&E - 1.50% - Suntrust Landmark	$1.406723	$1.383227	$1.432464	$1.434311

M&E - 1.50% - Landmark Select	$1.406723	$1.383227	$1.432464	$1.434311

M&E - 1.50% - Huntington Landmark	$0.778513	$0.975816	$0.931099	$0.856922

M&E - 1.50% - Landmark ML	$1.406723	$1.383227	$1.432464	$1.434311

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.392921	$1.369643	$1.418449	$1.420209

M&E - 1.70% - Freedom	$0.834891	$1.022462	$0.990521	$0.914957

M&E - 1.80% - Landmark	$1.379306	$1.356226	$1.404545	$1.406322

M&E - 1.80% - Suntrust Landmark	$1.379306	$1.356226	$1.404545	$1.406322

M&E - 1.80% - Landmark Select	$1.379306	$1.356226	$1.404545	$1.406322

M&E - 1.80% - Huntington Landmark	$0.773221	$0.969193	$0.924794	$0.851107

M&E - 1.80% - Landmark ML	$1.379306	$1.356226	$1.404545	$1.406322

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.374764	$1.351796	$1.399939	$1.401701

M&E - 1.90% - Freedom	$0.828876	$1.015120	$0.983380	$0.908385

M&E - 1.95% - Landmark	$—	$1.200247	$1.223994	$1.205589

M&E - 1.95% - Landmark Select	$—	$0.972755	$0.946527	$0.898123

M&E - 1.95% - Huntington Landmark	$—	$0.972755	$0.946527	$0.898123

M&E - 1.95% - Landmark ML	$—	$0.972755	$0.946527	$0.898123

M&E - 2.00% - Landmark	$1.361319	$1.338595	$1.386267	$1.388041

M&E - 2.00% - Suntrust Landmark	$1.361319	$1.338595	$1.386267	$1.388041

M&E - 2.00% - Landmark Select	$1.361319	$1.338595	$1.386267	$1.388041

M&E - 2.00% - Huntington Landmark	$0.769705	$0.964801	$0.920598	$0.847250

M&E - 2.00% - Landmark ML	$1.361319	$1.338595	$1.386267	$1.388041

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.348037	$1.325501	$1.372753	$1.374483

M&E - 2.20% - Freedom	$0.819964	$1.004220	$0.972831	$0.898622

M&E - 2.30% - Landmark	$1.334892	$1.312585	$1.359372	$1.361057

M&E - 2.30% - Suntrust Landmark	$1.334892	$1.312585	$1.359372	$1.361057

M&E - 2.30% - Landmark Select	$1.334892	$1.312585	$1.359372	$1.361057

M&E - 2.30% - Huntington Landmark	$0.764509	$0.958275	$0.914377	$0.841516

M&E - 2.30% - Landmark ML	$1.334892	$1.312585	$1.359372	$1.361057

M&E - 2.35% - Freedom	$—	$0.965395	$0.939349	$0.891308

M&E - 2.45% - Landmark	$—	$0.963561	$0.937563	$0.889620

M&E - 2.45% - Landmark Select	$—	$0.963561	$0.937563	$0.889620

M&E - 2.45% - Huntington Landmark	$—	$0.963561	$0.937563	$0.889620

M&E - 2.45% - Landmark ML	$—	$0.963561	$0.937563	$0.889620

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Assets
Investment in securities:
Number of shares - Initial	8,698,507.696	2,263,082.687	10,093,350.868	4,974,962.444

Cost	$217,892,833	$23,416,588	$82,079,486	$20,648,718

Number of shares - Service	364,804.685	156,070.103	796,208.669	711,344.371

Cost	$8,252,926	$1,470,966	$5,295,514	$2,461,895

Investments in mutual funds, Level 1 quoted prices at net asset value	$173,765,019	$18,845,200	$70,065,067	$23,157,451
Receivable for units sold	—	—	—	8

Total assets	173,765,019	18,845,200	70,065,067	23,157,459

Liabilities
Payable for units redeemed	118	17	22	—

	$173,764,901	$18,845,183	$70,065,045	$23,157,459

Net Assets:
Deferred annuity contracts terminable by owners	$173,764,901	$18,845,183	$70,065,045	$23,157,459

Total net assets	$173,764,901	$18,845,183	$70,065,045	$23,157,459

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	9,406,811.6990	1,050,615.3816	2,941,447.4960	1,497,890.0306

M&E - 1.25% - Landmark ML	1,817,051.2377	240,421.1598	382,307.4871	76,446.7848

M&E - 1.25% - Freedom	1,328,910.4600	—	35,539.1615	22,379.0786

M&E - 1.30% - Landmark	12,156,718.6179	3,338,285.3282	8,987,606.1492	2,019,652.1439

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	498,549.1820	252,353.7408	217,290.0864	134,112.0147

M&E - 1.40% - Landmark	65,225,513.2981	391,293.6118	1,394,947.3265	651,217.2567

M&E - 1.40% - Landmark ML	14,398,155.0225	296,279.5283	899,383.0216	121,689.6809

M&E - 1.40% - Freedom	8,047,670.9476	248,497.6684	405,009.2773	459,793.8120

M&E - 1.50% - Landmark	20,711,697.3072	3,491,888.6227	8,835,238.3920	4,458,727.3116

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,178,358.8811	1,009,632.0416	2,778,264.7335	831,286.7841

M&E - 1.50% - Freedom	1,015,045.3621	131,085.2298	274,053.5097	256,051.7441

M&E - 1.55% - Landmark	50,629,748.6157	7,067,585.4862	27,384,443.0680	12,100,156.5679

M&E - 1.55% - Landmark ML	10,358,560.4050	846,444.8429	2,607,734.3332	1,818,631.2190

M&E - 1.65% - Freedom	5,228,876.0068	318,533.4901	942,876.1019	605,733.4925

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.959353	$0.941857	$1.098102	$0.785809

M&E - 1.25% - Landmark ML	$0.959353	$0.941857	$1.098102	$0.785809

M&E - 1.25% - Freedom	$0.760941	$0.693704	$0.844275	$0.996972

M&E - 1.30% - Landmark	$1.202573	$1.032645	$1.348706	$1.181397

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.202573	$1.032645	$1.348706	$1.181397

M&E - 1.40% - Landmark	$0.733184	$0.929797	$1.084084	$0.775777

M&E - 1.40% - Landmark ML	$0.733184	$0.929797	$1.084084	$0.775777

M&E - 1.40% - Freedom	$1.066879	$0.969263	$1.336663	$1.105753

M&E - 1.50% - Landmark	$0.939041	$0.921868	$1.074829	$0.769167

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$0.939041	$0.921868	$1.074829	$0.769167

M&E—1.50% - Freedom	$0.726238	$0.921868	$1.074829	$0.769167

M&E - 1.55% - Landmark	$0.722797	$0.917970	$1.070292	$0.765878

M&E - 1.55% - Landmark ML	$0.722797	$0.917970	$1.070292	$0.765878

M&E - 1.65% - Freedom	$0.715964	$0.910133	$1.061168	$0.759395

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.157925	$0.994325	$1.298712	$1.137581

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.157925	$0.994325	$1.298712	$1.137581

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$0.773764	$—	$—	$—

M&E -2.05% - Landmark	$1.136308	$0.975778	$1.274485	$1.116346

M&E - 2.05% - Landmark ML	$1.136308	$0.975778	$1.274485	$1.116346

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$0.766561	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$0.766561	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,680,775.6193	352,092.7893	1,132,702.1970	997,038.5657

M&E - 1.30% - Suntrust Landmark	124,520.2641	53,723.3977	8,666.6616	—

M&E - 1.30% - Landmark Select	213,581.0652	8,035.6717	48,412.7397	3,817.1144

M&E - 1.30% - Huntington Landmark	817.2088	7,561.9323	28,285.6835	4,130.9345

M&E - 1.30% - Landmark ML	54,886.3677	151,979.9004	191,488.5611	19,383.4400

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	893,802.4337	176,344.7618	509,211.8151	497,112.9703

M&E - 1.50% - Suntrust Landmark	79,406.9940	6,790.5645	3,644.0952	—

M&E - 1.50% - Landmark Select	45,514.7172	—	—	—

M&E - 1.50% - Huntington Landmark	—	12,768.4493	49,348.2603	39,281.7346

M&E - 1.50% - Landmark ML	270,753.1722	—	29,939.3235	39,886.0435

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	261,328.9287	60,570.1248	118,086.0398	16,036.0262

M&E - 1.70% - Freedom	99,925.0631	28,678.8346	572,957.8214	192,382.6025

M&E - 1.80% - Landmark	776,210.4228	42,809.3952	158,817.8863	201,286.4539

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	2,348.5723	—	1,759.7718	—

M&E - 1.80% - Huntington Landmark	9,701.2224	—	366.0394	8,913.0542

M&E - 1.80% - Landmark ML	—	—	4,773.2957	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	220,800.9631	88,202.6953	204,656.7601	1,170.9366

M&E - 1.90% - Freedom	69,016.4806	20,940.8837	136,937.0865	5,493.6592

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	25,461.4260	13,978.9407	2,921.2645	9,008.5063

M&E - 2.00% - Suntrust Landmark	—	—	10,127.7065	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	40,273.0113

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	463,695.3538	14,174.9927	94,923.1536	31,829.6687

M&E - 2.20% - Freedom	221,029.0465	17,557.7691	95,216.4835	9,267.2681

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.316212	$1.197739	$1.704145	$1.428719

M&E - 1.30% - Suntrust Landmark	$1.316212	$1.197739	$1.704145	$1.428719

M&E - 1.30% - Landmark Select	$1.316212	$1.197739	$1.704145	$1.428719

M&E - 1.30% - Huntington Landmark	$0.742164	$0.717848	$0.863623	$0.902719

M&E - 1.30% - Landmark ML	$1.316212	$1.197739	$1.704145	$1.428719

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.298972	$1.182081	$1.681853	$1.410031

M&E - 1.50% - Suntrust Landmark	$1.298972	$1.182081	$1.681853	$1.410031

M&E - 1.50% - Landmark Select	$1.298972	$1.182081	$1.681853	$1.410031

M&E - 1.50% - Huntington Landmark	$0.738798	$0.714575	$0.859695	$0.898606

M&E - 1.50% - Landmark ML	$1.298972	$1.182081	$1.681853	$1.410031

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.286249	$1.170486	$1.665369	$1.396156

M&E - 1.70% - Freedom	$0.773299	$0.788249	$0.934669	$0.987985

M&E - 1.80% - Landmark	$1.273661	$1.159015	$1.649029	$1.382478

M&E - 1.80% - Suntrust Landmark	$1.273661	$1.159015	$1.649029	$1.382478

M&E - 1.80% - Landmark Select	$1.273661	$1.159015	$1.649029	$1.382478

M&E - 1.80% - Huntington Landmark	$0.733780	$0.709710	$0.853844	$0.892497

M&E - 1.80% - Landmark ML	$1.273661	$1.159015	$1.649029	$1.382478

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.269462	$1.155201	$1.643632	$1.377949

M&E - 1.90% - Freedom	$0.767731	$0.782584	$0.927939	$0.980870

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.257040	$1.143928	$1.627585	$1.364512

M&E - 2.00% - Suntrust Landmark	$1.257040	$1.143928	$1.627585	$1.364512

M&E - 2.00% - Landmark Select	$1.257040	$1.143928	$1.627585	$1.364512

M&E - 2.00% - Huntington Landmark	$0.730442	$0.706495	$0.849994	$0.888442

M&E - 2.00% - Landmark ML	$1.257040	$1.143928	$1.627585	$1.364512

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.244787	$1.132765	$1.611688	$1.351166

M&E - 2.20% - Freedom	$0.759470	$0.774160	$0.917981	$0.970354

M&E - 2.30% - Landmark	$1.232655	$1.121723	$1.596014	$1.338007

M&E - 2.30% - Suntrust Landmark	$1.232655	$1.121723	$1.596014	$1.338007

M&E - 2.30% - Landmark Select	$1.232655	$1.121723	$1.596014	$1.338007

M&E - 2.30% - Huntington Landmark	$0.725501	$0.701708	$0.844243	$0.882423

M&E - 2.30% - Landmark ML	$1.232655	$1.121723	$1.596014	$1.338007

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,223,684.726	4,762,220.828	1,800,951.952	3,397,260.087

Cost	$68,413,317	$65,436,853	$19,864,984	$24,085,454

Number of shares - Service	506,155.235	587,970.043	1,901,906.999	208,750.622

Cost	$6,230,921	$8,384,782	$18,761,373	$1,301,213

Investments in mutual funds, Level 1 quoted prices at net asset value	$49,666,465	$93,498,402	$37,876,209	$25,367,528
Receivable for units sold	14	66	3	—

Total assets	49,666,479	93,498,468	37,876,212	25,367,528

Liabilities
Payable for units redeemed	—	—	—	—

	$49,666,479	$93,498,468	$37,876,212	$25,367,528

Net Assets:
Deferred annuity contracts terminable by owners	$49,666,479	$93,498,468	$37,876,212	$25,367,528

Total net assets	$49,666,479	$93,498,468	$37,876,212	$25,367,528

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	1,223,920.0065	3,689,093.5279	344,599.8058	1,262,749.3489

M&E - 1.25% - Landmark ML	77,337.5591	554,176.7938	44,713.0209	138,566.5634

M&E - 1.25% - Freedom	111,925.2675	513,815.2391	—	58,255.6877

M&E - 1.30% - Landmark	4,710,271.5987	10,191,351.4114	3,717,824.1844	1,930,170.0878

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	202,556.3101	628,549.8284	103,480.2907	220,190.3852

M&E - 1.40% - Landmark	1,415,132.8124	10,378,861.0288	522,107.5348	3,862,502.7773

M&E - 1.40% - Landmark ML	206,237.1161	5,551,679.5855	106,270.0103	2,051,071.1062

M&E - 1.40% - Freedom	348,296.3301	3,138,287.2937	330,402.1718	745,691.1022

M&E - 1.50% - Landmark	2,780,511.8371	13,243,445.5417	1,516,297.8170	4,224,866.2394

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	233,005.6950	2,714,417.6850	123,076.7772	857,184.2700

M&E - 1.50% - Freedom	133,300.1607	1,108,621.4805	62,116.1108	73,863.7936

M&E - 1.55% - Landmark	11,302,486.7352	55,429,114.1359	7,236,997.5682	9,892,342.6181

M&E - 1.55% - Landmark ML	1,327,206.4112	7,534,508.6242	574,592.5388	946,294.5700

M&E - 1.65% - Freedom	1,269,838.9176	7,324,839.7485	397,663.2612	618,715.0909

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.782147	$0.966350	$1.248058	$0.884015

M&E - 1.25% - Landmark ML	$1.782147	$0.966350	$1.248058	$0.884015

M&E - 1.25% - Freedom	$0.661431	$0.758326	$0.893729	$0.924062

M&E - 1.30% - Landmark	$1.775400	$1.112797	$1.243310	$1.111472

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.775400	$1.112797	$1.243310	$1.111472

M&E - 1.40% - Landmark	$1.762024	$0.560100	$1.233952	$0.869294

M&E - 1.40% - Landmark ML	$1.762024	$0.560100	$1.233952	$0.869294

M&E - 1.40% - Freedom	$1.453717	$1.069979	$1.173982	$1.159084

M&E - 1.50% - Landmark	$1.748721	$0.945871	$1.224632	$0.865311

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.748721	$0.945871	$1.224632	$0.865311

M&E - 1.50% - Freedom	$1.748721	$0.554792	$1.224632	$0.857230

M&E - 1.55% - Landmark	$1.742145	$0.552142	$1.220025	$0.853189

M&E - 1.55% - Landmark ML	$1.742145	$0.552142	$1.220025	$0.853301

M&E - 1.65% - Freedom	$1.729018	$0.546937	$1.210830	$0.841582

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.709535	$1.071551	$1.197206	$1.070273

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.709535	$1.071551	$1.197206	$1.070273

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.677684	$1.051533	$1.174907	$1.050300

M&E - 2.05% - Landmark ML	$1.677684	$1.051533	$1.174907	$1.050300

M&E - 15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,304,745.7982	3,677,426.3621	8,857,972.8061	454,071.9150

M&E - 1.30% - Suntrust Landmark	42,088.7511	120,714.9642	34,032.2570	—

M&E - 1.30% - Landmark Select	15,495.6464	112,922.0484	55,665.4569	—

M&E - 1.30% - Huntington Landmark	6,418.0025	19,073.6373	299,283.7137	4,327.9777

M&E - 1.30% - Landmark ML	98,463.5883	404,176.8058	473,859.1312	49,337.5338

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	474,707.9628	1,140,620.3625	2,117,211.1863	190,014.7430

M&E - 1.50% - Suntrust Landmark	13,241.0722	12,348.4216	5,641.0999	—

M&E - 1.50% - Landmark Select	12,048.7613	3,620.8475	2,565.2252	—

M&E - 1.50% - Huntington Landmark	17,297.2793	12,888.9919	162,274.3234	20,238.3007

M&E - 1.50% - Landmark ML	11,894.6516	76,550.8784	143,067.7080	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	62,218.8171	257,960.8339	110,442.2436	—

M&E - 1.70% - Freedom	393,492.0877	1,137,473.9263	1,041,087.0865	208,693.6438

M&E - 1.80% - Landmark	526,283.6004	1,420,469.7448	1,016,051.2285	81,411.2238

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	10,459.6766	180.6318	46,654.9444	—

M&E - 1.80% - Landmark ML	—	—	25,360.9411	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	127,704.5800	418,135.7416	38,694.9556	17,124.3327

M&E - 1.90% - Freedom	34,859.1897	151,245.4172	637,354.5650	2,056.6894

M&E - 1.95% - Landmark	—	—	337,708.2252	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	4,748.2036	—

M&E - 1.95% - Landmark ML	—	—	52,216.1197	—

M&E - 2.00% - Landmark	17,752.0255	101,726.1180	368,019.0073	20,928.7351

M&E - 2.00% - Suntrust Landmark	—	10,017.5979	26,582.0960	9,496.7671

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	27,161.9534	17,489.2692

M&E - 2.00% - Landmark ML	—	—	52,034.2498	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	185,759.1379	602,949.9330	29,364.3607	39,633.0861

M&E - 2.20% - Freedom	32,769.6510	340,951.6237	5,561.4550	35,764.4118

M&E - 2.30% - Landmark	—	—	—	4,262.0052

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Glboal VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.780042	$1.067419	$1.273336	$1.378751

M&E - 1.30% - Suntrust Landmark	$1.780042	$1.067419	$1.273336	$1.378751

M&E - 1.30% - Landmark Select	$1.780042	$1.067419	$1.273336	$1.378751

M&E - 1.30% - Huntington Landmark	$0.742931	$0.760877	$0.881024	$0.913651

M&E - 1.30% - Landmark ML	$1.780042	$1.067419	$1.273336	$1.378751

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.756760	$1.055513	$1.256654	$1.360709

M&E - 1.50% - Suntrust Landmark	$1.756760	$1.055513	$1.256654	$1.360709

M&E - 1.50% - Landmark Select	$1.756760	$1.055513	$1.256654	$1.360709

M&E - 1.50% - Huntington Landmark	$0.739550	$0.757422	$0.877014	$0.909502

M&E - 1.50% - Landmark ML	$1.756760	$1.055513	$1.256654	$1.360709

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.739527	$1.046700	$1.244313	$1.347358

M&E - 1.70% - Freedom	$0.836507	$0.843895	$0.938809	$0.941418

M&E - 1.80% - Landmark	$1.722493	$1.038021	$1.232127	$1.334166

M&E - 1.80% - Suntrust Landmark	$1.722493	$1.038021	$1.232127	$1.334166

M&E - 1.80% - Landmark Select	$1.722493	$1.038021	$1.232127	$1.334166

M&E - 1.80% - Huntington Landmark	$0.734517	$0.752265	$0.871054	$0.903308

M&E - 1.80% - Landmark ML	$1.722493	$1.038021	$1.232127	$1.334166

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.716885	$1.035091	$1.228099	$1.329797

M&E - 1.90% - Freedom	$0.830462	$0.837828	$0.932035	$0.934657

M&E - 1.95% - Landmark	$—	$—	$1.149041	$—

M&E - 1.95% - Landmark Select	$—	$—	$0.905514	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$0.905514	$—

M&E - 1.95% - Landmark ML	$—	$—	$0.905514	$—

M&E - 2.00% - Landmark	$1.700055	$1.026501	$1.216116	$1.316798

M&E - 2.00% - Suntrust Landmark	$1.700055	$1.026501	$1.216116	$1.316798

M&E - 2.00% - Landmark Select	$1.700055	$1.026501	$1.216116	$1.316798

M&E - 2.00% - Huntington Landmark	$0.731187	$0.748850	$0.867110	$0.899221

M&E - 2.00% - Landmark ML	$1.700055	$1.026501	$1.216116	$1.316798

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.683496	$1.017952	$1.204240	$1.303937

M&E - 2.20% - Freedom	$0.821542	$0.828849	$0.922028	$0.924589

M&E - 2.30% - Landmark	$1.667079	$1.009511	$1.192487	$1.291243

M&E - 2.30% - Suntrust Landmark	$1.667079	$1.009511	$1.192487	$1.291243

M&E - 2.30% - Landmark Select	$1.667079	$1.009511	$1.192487	$1.291243

M&E - 2.30% - Huntington Landmark	$0.726229	$0.743796	$0.861242	$0.893146

M&E - 2.30% - Landmark ML	$1.667079	$1.009511	$1.192487	$1.291243

M&E - 2.35% - Freedom	$—	$—	$0.898631	$—

M&E - 2.45% - Landmark	$—	$—	$0.896936	$—

M&E - 2.45% - Landmark Select	$—	$—	$0.896936	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$0.896936	$—

M&E - 2.45% - Landmark ML	$—	$—	$0.896936	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP	Transamerica Marsico Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,054,640.283	2,722,207.946	10,951,229.116	3,777,360.303

Cost	$98,137,847	$28,703,306	$87,839,676	$53,137,813

Number of shares - Service	184,274.278	623,856.195	1,296,262.111	191,989.313

Cost	$2,305,764	$6,035,761	$9,523,342	$1,986,771

Investments in mutual funds,
Level 1 quoted prices at net asset value	$85,362,525	$30,968,106	$97,606,694	$41,891,374
Receivable for units sold	9	—	72	—

Total assets	85,362,534	30,968,106	97,606,766	41,891,374

Liabilities
Payable for units redeemed	—	8	—	14

	$85,362,534	$30,968,098	$97,606,766	$41,891,360

Net Assets:
Deferred annuity contracts terminable by owners	$85,362,534	$30,968,098	$97,606,766	$41,891,360

Total net assets	$85,362,534	$30,968,098	$97,606,766	$41,891,360

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP	Transamerica Marsico Growth VP	Transamerica AEGON High Yield Bond VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	5,783,261.0872	1,676,138.4114	4,092,068.5055	1,736,732.3408

M&E - 1.25% - Landmark ML	773,179.0779	434,864.3351	440,838.1893	332,783.9069

M&E - 1.25% - Freedom	867,921.3676	7,792.7476	139,736.9954	14,853.9303

M&E - 1.30% - Landmark	5,749,342.5060	1,139,506.4036	7,788,419.6836	3,772,264.8553

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	309,923.3416	548,459.3400	405,787.5342	325,473.5501

M&E - 1.40% - Landmark	6,894,886.7833	1,921,756.9560	3,372,781.6162	860,155.0194

M&E - 1.40% - Landmark ML	4,794,379.9905	1,835,645.0808	1,012,050.7198	404,967.7544

M&E - 1.40% - Freedom	4,336,397.6928	277,975.6292	1,330,932.9521	217,035.1341

M&E - 1.50% - Landmark	21,719,354.3295	5,840,639.8126	10,131,493.0426	4,458,718.8309

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	1,757,942.5450	2,574,113.9730	1,399,866.0307	1,180,854.1458

M&E - 1.50% - Freedom	192,323.6514	152,443.1340	300,407.1097	104,478.1551

M&E - 1.55% - Landmark	18,493,168.6552	10,827,705.4705	27,302,386.4810	10,364,291.5010

M&E - 1.55% - Landmark ML	2,257,964.1659	3,158,001.8480	2,266,604.6538	1,701,627.5993

M&E - 1.65% - Freedom	1,050,365.5902	725,733.2391	899,185.6722	618,098.2009

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.889633	$0.865639	$1.483913	$1.600591

M&E - 1.25% - Landmark ML	$0.889633	$0.865639	$1.483913	$1.600591

M&E - 1.25% - Freedom	$0.771901	$0.837894	$1.042268	$0.928130

M&E - 1.30% - Landmark	$1.062934	$1.277479	$1.480603	$1.347642

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.062934	$1.277479	$1.480603	$1.347642

M&E - 1.40% - Landmark	$1.370867	$0.750713	$1.435735	$1.580164

M&E - 1.40% - Landmark ML	$1.370867	$0.750713	$1.435735	$1.580164

M&E - 1.40% - Freedom	$1.027676	$1.075069	$1.284345	$1.210698

M&E - 1.50% - Landmark	$0.870805	$0.847323	$1.452521	$1.566698

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$0.870805	$0.847323	$1.452521	$1.566698

M&E - 1.50% - Freedom	$1.353369	$0.743558	$1.419455	$1.566698

M&E - 1.55% - Landmark	$1.345531	$0.740020	$1.411341	$1.560037

M&E - 1.55% - Landmark ML	$1.345756	$0.740020	$1.411341	$1.560037

M&E - 1.65% - Freedom	$1.328696	$0.733029	$1.395350	$1.546752

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.023504	$1.236202	$1.425705	$1.297670

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.023504	$1.236202	$1.425705	$1.297670

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.004383	$1.216121	$1.399117	$1.273463

M&E - 2.05% - Landmark ML	$1.004383	$1.216121	$1.399117	$1.273463

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bound VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	524,603.5760	1,252,644.6852	2,758,011.4989	401,163.5812

M&E - 1.30% - Suntrust Landmark	75,032.9212	6,284.4511	122,839.7895	51,839.9487

M&E - 1.30% - Landmark Select	62,294.0052	36,908.2141	48,049.6417	1,287.1689

M&E - 1.30% - Huntington Landmark	8,454.3082	103,089.3355	43,174.8664	—

M&E - 1.30% - Landmark ML	201,576.9553	1,033,093.2523	243,534.0791	3,811.5683

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	63,233.3279	742,420.0202	2,163,381.4733	333,251.4962

M&E - 1.50% - Suntrust Landmark	3,468.3754	—	16,668.6556	—

M&E - 1.50% - Landmark Select	—	—	5,897.8605	—

M&E - 1.50% - Huntington Landmark	—	45,334.2044	16,117.1073	1,120.6774

M&E - 1.50% - Landmark ML	144,561.6193	59,388.7022	3,098.1176	1,658.2187

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	38,105.2021	35,189.7768	266,035.6218	23,231.1259

M&E - 1.70% - Freedom	347,815.6135	668,899.8070	863,904.6857	354,237.6740

M&E - 1.80% - Landmark	44,837.7250	270,267.6151	270,932.7859	102,672.6275

M&E - 1.80% - Suntrust Landmark	—	—	11,112.5368	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	351.8249	—	—

M&E - 1.80% - Landmark ML	—	16,879.9428	—	905.1744

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bound VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	86.2614	36,957.0035	145,091.2520	21,180.2277

M&E - 1.90% - Freedom	8,630.1814	66,120.0690	33,540.2621	80,267.9284

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	1,031.6749	24,897.6341	72,182.3792	6,027.5031

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	83,019.7489	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	101,832.5252	448,617.4733	661,375.3348	52,651.5221

M&E - 2.20% - Freedom	45,718.4561	73,067.7290	47,413.6598	9,577.8846

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bound VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.247187	$1.256800	$1.376898	$1.622576

M&E - 1.30% - Suntrust Landmark	$1.247187	$1.256800	$1.376898	$1.622576

M&E - 1.30% - Landmark Select	$1.247187	$1.256800	$1.376898	$1.622576

M&E - 1.30% - Huntington Landmark	$0.790923	$0.799632	$1.075846	$0.841700

M&E - 1.30% - Landmark ML	$1.247187	$1.256800	$1.376898	$1.622576

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.230896	$1.240372	$1.358908	$1.601367

M&E - 1.50% - Suntrust Landmark	$1.230896	$1.240372	$1.358908	$1.601367

M&E - 1.50% - Landmark Select	$1.230896	$1.240372	$1.358908	$1.601367

M&E - 1.50% - Huntington Landmark	$0.787316	$0.795982	$1.070975	$0.837865

M&E - 1.50% - Landmark ML	$1.230896	$1.240372	$1.358908	$1.601367

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.218801	$1.228206	$1.345574	$1.585634

M&E - 1.70% - Freedom	$0.874132	$0.858885	$1.120823	$0.900335

M&E - 1.80% - Landmark	$1.206866	$1.216181	$1.332433	$1.570113

M&E - 1.80% - Suntrust Landmark	$1.206866	$1.216181	$1.332433	$1.570113

M&E - 1.80% - Landmark Select	$1.206866	$1.216181	$1.332433	$1.570113

M&E - 1.80% - Huntington Landmark	$0.781955	$0.790577	$1.063705	$0.832161

M&E - 1.80% - Landmark ML	$1.206866	$1.216181	$1.332433	$1.570113

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bound VP Subaccount	Transamerica Growth Opportunities VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.202938	$1.212199	$1.328042	$1.564957

M&E - 1.90% - Freedom	$0.867821	$0.852682	$1.112807	$0.893848

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.191179	$1.200353	$1.315063	$1.549674

M&E - 2.00% - Suntrust Landmark	$1.191179	$1.200353	$1.315063	$1.549674

M&E - 2.00% - Landmark Select	$1.191179	$1.200353	$1.315063	$1.549674

M&E - 2.00% - Huntington Landmark	$0.778434	$0.786988	$1.058868	$0.828404

M&E - 2.00% - Landmark ML	$1.191179	$1.200353	$1.315063	$1.549674

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.179562	$1.188640	$1.302247	$1.534555

M&E - 2.20% - Freedom	$0.858510	$0.843556	$1.100861	$0.884251

M&E - 2.30% - Landmark	$1.168051	$1.177053	$1.289545	$1.519589

M&E - 2.30% - Suntrust Landmark	$1.168051	$1.177053	$1.289545	$1.519589

M&E - 2.30% - Landmark Select	$1.168051	$1.177053	$1.289545	$1.519589

M&E - 2.30% - Huntington Landmark	$0.773149	$0.781662	$1.051706	$0.822792

M&E - 2.30% - Landmark ML	$1.168051	$1.177053	$1.289545	$1.519589

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Assets
Investment in securities:
Number of shares - Initial	14,528,221.155	27,503,489.811	7,926,916.558	3,496,609.366

Cost	$196,186,832	$305,791,746	$97,962,362	$27,788,804

Number of shares - Service	1,352,129.437	7,615,874.219	201,950.987	747,128.653

Cost	$17,542,871	$85,283,045	$2,298,460	$6,396,778

Investments in mutual funds,
Level 1 quoted prices at net asset value	$197,950,297	$394,940,527	$75,433,872	$33,340,839
Receivable for units sold	36,435	218	—	—

Total assets	197,986,732	394,940,745	75,433,872	33,340,839

Liabilities
Payable for units redeemed	—	—	30	31

	$197,986,732	$394,940,745	$75,433,842	$33,340,808

Net Assets:
Deferred annuity contracts terminable by owners	$197,986,732	$394,940,745	$75,433,842	$33,340,808

Total net assets	$197,986,732	$394,940,745	$75,433,842	$33,340,808

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	7,623,927.1160	6,904,300.3259	4,294,821.3815	762,827.7372

M&E - 1.25% - Landmark ML	1,256,954.5066	1,276,639.2406	541,117.0978	69,506.9296

M&E - 1.25% - Freedom	498,832.7462	488,196.6170	117,397.9252	—

M&E - 1.30% - Landmark	16,697,064.9789	32,214,383.3077	7,615,461.1483	3,548,764.3801

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	914,758.9648	2,775,488.4722	572,202.8547	271,642.7745

M&E - 1.40% - Landmark	20,784,592.7854	8,129,237.9182	2,243,307.3693	1,008,425.3884

M&E - 1.40% - Landmark ML	3,044,228.7192	3,296,819.6210	618,945.5174	354,185.8096

M&E - 1.40% - Freedom	6,964,818.4920	3,340,498.7649	2,247,122.8627	444,310.6171

M&E - 1.50% - Landmark	23,039,329.8980	24,207,633.7297	19,322,912.3699	2,388,619.7729

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	4,443,852.3754	7,737,509.4847	3,983,502.5807	543,850.6316

M&E - 1.50% - Freedom	1,136,339.2047	2,837,622.7390	368,024.8828	91,913.9775

M&E - 1.55% - Landmark	48,575,817.5215	114,517,983.0378	26,153,442.0337	9,743,473.8174

M&E - 1.55% - Landmark ML	5,458,999.0697	15,270,689.0910	3,867,565.5452	1,254,415.3042

M&E - 1.65% - Freedom	3,826,118.9554	4,431,152.3427	1,490,680.4172	383,979.5135

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.204776	$1.386905	$0.965218	$1.343302

M&E - 1.25% - Landmark ML	$1.204776	$1.386905	$0.965218	$1.343302

M&E - 1.25% - Freedom	$0.716970	$1.166474	$0.757969	$0.928044

M&E - 1.30% - Landmark	$1.214338	$1.381646	$1.051095	$1.338197

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.214338	$1.381646	$1.051095	$1.338197

M&E - 1.40% - Landmark	$1.320019	$1.371221	$1.048083	$1.328102

M&E - 1.40% - Landmark ML	$1.320019	$1.371221	$1.048083	$1.328102

M&E - 1.40% - Freedom	$1.147724	$1.265712	$1.003646	$1.158833

M&E - 1.50% - Landmark	$1.179303	$1.360914	$0.944805	$1.318102

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.179303	$1.360914	$0.944805	$1.318102

M&E - 1.50% - Freedom	$1.307493	$1.360914	$1.038099	$1.318102

M&E - 1.55% - Landmark	$1.301266	$1.355748	$1.033151	$1.313104

M&E - 1.55% - Landmark ML	$1.301266	$1.355748	$1.033151	$1.313104

M&E - 1.65% - Freedom	$1.288921	$1.345550	$1.023386	$1.303225

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.169286	$1.330428	$1.012124	$1.288567

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.169286	$1.330428	$1.012124	$1.288567

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.147457	$1.305589	$0.993235	$1.264538

M&E - 2.05% - Landmark ML	$1.147457	$1.305589	$0.993235	$1.264538

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	4,500,363.4047	31,667,730.9450	347,669.3003	1,516,106.2181

M&E - 1.30% - Suntrust Landmark	84,508.0864	877,486.7679	26,935.7634	26,028.3771

M&E - 1.30% - Landmark Select	77,696.3867	513,749.8663	5,387.2394	22,707.9501

M&E - 1.30% - Huntington Landmark	915,067.6679	899,504.1386	3,289.0038	22,484.5895

M&E - 1.30% - Landmark ML	997,495.8188	4,468,163.6789	238,008.0437	80,063.8421

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	1,346,829.4224	6,682,366.2169	307,256.5673	441,540.4463

M&E - 1.50% - Suntrust Landmark	14,498.0512	58,434.5797	—	9,524.7650

M&E - 1.50% - Landmark Select	2,166.8636	97,564.4976	1,700.3347	—

M&E - 1.50% - Huntington Landmark	127,579.0947	136,000.8198	—	19,555.2469

M&E - 1.50% - Landmark ML	101,250.8680	358,669.6573	—	3,911.3827

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	145,754.2780	1,193,518.3880	15,860.0836	1,194,636.4790

M&E - 1.70% - Freedom	2,333,334.9975	6,723,271.6416	221,575.8754	424,103.0086

M&E - 1.80% - Landmark	1,408,848.9793	6,604,068.5069	64,446.3362	470,782.1122

M&E - 1.80% - Suntrust Landmark	—	11,901.4394	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	27,188.2780	106,818.2859	—	—

	43,022.9908	354,748.3676	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	333,482.8982	778,935.3002	32,522.9920	128,352.0734

M&E - 1.90% - Freedom	177,029.8952	790,154.2322	93,372.2518	26,968.4074

M&E - 1.95% - Landmark	—	3,589,127.2946	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	234,004.0714	—	—

M&E - 2.00% - Landmark	61,995.3831	781,038.0963	21,794.8853	3,145.1799

M&E - 2.00% - Suntrust Landmark	11,191.5051	—	—	28,062.2974

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	42,763.7552	151,275.6079	—	83,123.1136

M&E - 2.00% - Landmark ML	5,753.9537	50,492.2650	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	495,017.3611	1,261,928.3001	194,647.3476	48,386.6891

M&E - 2.20% - Freedom	389,339.1661	153,777.8368	13,883.0908	37,729.3227

M&E - 2.30% - Landmark	—	114,559.9783	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	191,381.2097	—	—

M&E - 2.45% - Landmark	—	101,995.0485	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.453604	$1.262615	$1.289546	$1.353255

M&E - 1.30% - Suntrust Landmark	$1.453604	$1.262615	$1.289546	$1.353255

M&E - 1.30% - Landmark Select	$1.453604	$1.262615	$1.289546	$1.353255

M&E - 1.30% - Huntington Landmark	$0.744398	$1.133644	$0.788587	$0.875365

M&E - 1.30% - Landmark ML	$1.453604	$1.262615	$1.289546	$1.353255

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$1.230568	$1.108333	$—	$—

M&E - 1.50% - Landmark	$1.434601	$1.246128	$1.272672	$1.335549

M&E - 1.50% - Suntrust Landmark	$1.434601	$1.246128	$1.272672	$1.335549

M&E - 1.50% - Landmark Select	$1.434601	$1.246128	$1.272672	$1.335549

M&E - 1.50% - Huntington Landmark	$0.741017	$1.128488	$0.784986	$0.871381

M&E - 1.50% - Landmark ML	$1.434601	$1.246128	$1.272672	$1.335549

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.420531	$1.233892	$1.260189	$1.322453

M&E - 1.70% - Freedom	$0.791956	$1.203194	$0.836363	$0.920995

M&E - 1.80% - Landmark	$1.406606	$1.221804	$1.247848	$1.309501

M&E - 1.80% - Suntrust Landmark	$1.406606	$1.221804	$1.247848	$1.309501

M&E - 1.80% - Landmark Select	$1.406606	$1.221804	$1.247848	$1.309501

M&E - 1.80% - Huntington Landmark	$0.735955	$1.120822	$0.779642	$0.865453

M&E - 1.80% - Landmark ML	$1.406606	$1.221804	$1.247848	$1.309501

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.402016	$1.217797	$1.243782	$1.305220

M&E - 1.90% - Freedom	$0.786258	$1.194546	$0.830356	$0.914390

M&E - 1.95% - Landmark	$—	$1.217156	$—	$—

M&E - 1.95% - Landmark Select	$—	$1.042214	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$1.042214	$—	$—

M&E - 1.95% - Landmark ML	$—	$1.042214	$—	$—

M&E - 2.00% - Landmark	$1.388309	$1.205885	$1.231606	$1.292440

M&E - 2.00% - Suntrust Landmark	$1.388309	$1.205885	$1.231606	$1.292440

M&E - 2.00% - Landmark Select	$1.388309	$1.205885	$1.231606	$1.292440

M&E - 2.00% - Huntington Landmark	$0.732638	$1.115752	$0.776120	$0.861537

M&E - 2.00% - Landmark ML	$1.388309	$1.205885	$1.231606	$1.292440

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.374770	$1.194111	$1.219584	$1.279852

M&E - 2.20% - Freedom	$0.777810	$1.181738	$0.821415	$0.904570

M&E - 2.30% - Landmark	$1.361363	$1.182481	$1.207689	$1.267372

M&E - 2.30% - Suntrust Landmark	$1.361363	$1.182481	$1.207689	$1.267372

M&E - 2.30% - Landmark Select	$1.361363	$1.182481	$1.207689	$1.267372

M&E - 2.30% - Huntington Landmark	$0.727673	$1.108221	$0.770871	$0.855712

M&E - 2.30% - Landmark ML	$1.361363	$1.182481	$1.207689	$1.267372

M&E - 2.35% - Freedom	$—	$1.034332	$—	$—

M&E - 2.45% - Landmark	$—	$1.032354	$—	$—

M&E - 2.45% - Landmark Select	$—	$1.032354	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$1.032354	$—	$—

M&E - 2.45% - Landmark ML	$—	$1.032354	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,466,971.117	—	18,975,410.143	6,505,374.823

Cost	$115,297,638	$—	$294,047,712	$121,748,442

Number of shares - Service	3,658,758.000	6,570,387.726	705,539.966	233,095.809

Cost	$47,438,965	$81,798,803	$9,046,496	$4,444,853

Investments in mutual funds,
Level 1 quoted prices at net asset value	$169,958,988	$86,072,079	$196,865,944	$132,650,184
Receivable for units sold	—	—	—	6

Total assets	169,958,988	86,072,079	196,865,944	132,650,190

Liabilities
Payable for units redeemed	6	62	4	—

	$169,958,982	$86,072,017	$196,865,940	$132,650,190

Net Assets:
Deferred annuity contracts terminable by owners	$169,958,982	$86,072,017	$196,865,940	$132,650,190

Total net assets	$169,958,982	$86,072,017	$196,865,940	$132,650,190

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	6,011,581.9685	—	8,569,292.6780	4,189,416.7458

M&E - 1.25% - Landmark ML	1,941,604.5810	—	1,877,042.1135	2,010,813.2036

M&E - 1.25% - Freedom	179,774.0855	—	1,646,714.9999	855,805.8786

M&E - 1.30% - Landmark	9,441,322.4827	—	15,677,800.5463	10,526,670.6641

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	1,161,095.5394	—	920,966.0250	617,092.1542

M&E - 1.40% - Landmark	7,234,033.8458	—	14,597,929.7537	9,395,782.5439

M&E - 1.40% - Landmark ML	2,668,465.5776	—	2,571,462.9192	2,423,100.3197

M&E - 1.40% - Freedom	3,326,718.9052	—	10,517,736.7976	6,715,442.2822

M&E - 1.50% - Landmark	14,015,304.8745	—	24,288,110.1269	13,568,894.5278

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,545,491.0137	—	6,382,127.0183	5,006,362.4138

M&E - 1.50% - Freedom	432,125.9284	—	368,891.0384	104,298.6417

M&E - 1.55% - Landmark	22,535,337.2708	—	19,756,622.2562	12,594,203.9272

M&E - 1.55% - Landmark ML	4,627,975.7894	—	2,991,610.7396	2,707,607.0287

M&E - 1.65% - Freedom	1,478,270.5011	—	1,235,581.4016	882,754.1619

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.304088	$—	$1.156556	$1.025585

M&E - 1.25% - Landmark ML	$1.304088	$—	$1.156556	$1.025585

M&E - 1.25% - Freedom	$1.130004	$—	$0.751337	$0.827234

M&E - 1.30% - Landmark	$1.275736	$—	$1.138448	$1.171869

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.275736	$—	$1.138448	$1.171869

M&E - 1.40% - Landmark	$1.792649	$—	$2.718615	$2.947718

M&E - 1.40% - Landmark ML	$1.792649	$—	$2.718615	$2.947718

M&E - 1.40% - Freedom	$1.208102	$—	$1.066267	$1.101477

M&E - 1.50% - Landmark	$1.276501	$—	$1.132120	$1.003869

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.276501	$—	$1.132120	$1.003869

M&E - 1.50% - Freedom	$1.761522	$—	$2.668586	$2.893455

M&E - 1.55% - Landmark	$1.762437	$—	$2.668404	$2.893208

M&E - 1.55% - Landmark ML	$1.762695	$—	$2.668771	$2.893727

M&E - 1.65% - Freedom	$1.726662	$—	$2.619987	$2.840785

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.228445	$—	$1.096239	$1.128450

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.228445	$—	$1.096239	$1.128450

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.205510	$—	$1.075756	$1.107353

M&E - 2.05% - Landmark ML	$1.205510	$—	$1.075756	$1.107353

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	105,907.8777	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	18,790,773.1156	32,714,153.8870	1,863,639.5775	985,568.0004

M&E - 1.30% - Suntrust Landmark	226,742.6308	3,796,109.0712	121,606.7454	320,217.0087

M&E - 1.30% - Landmark Select	712,008.2715	4,446,617.4658	272,204.7729	154,038.2325

M&E - 1.30% - Huntington Landmark	3,174,107.0971	609,795.7721	26,890.8802	85,999.9969

M&E - 1.30% - Landmark ML	997,124.8495	1,306,625.9116	212,940.4335	51,222.0056

M&E - 1.40% - Landmark	—	30,146.7529	—	—

M&E - 1.40% - Landmark ML	—	9,715.0078	—	—

M&E - 1.40% - Freedom	—	45,916.5326	—	—

M&E - 1.50% - Landmark	5,535,078.6755	14,487,560.1461	1,302,247.7396	688,778.7927

M&E - 1.50% - Suntrust Landmark	299,888.6729	501,407.2318	10,533.6407	10,734.0618

M&E - 1.50% - Landmark Select	42,206.6763	1,665,158.3596	23,388.5594	—

M&E - 1.50% - Huntington Landmark	948,961.7066	228,870.1614	39,974.5249	503.2551

M&E - 1.50% - Landmark ML	327,021.4841	1,380,784.7503	94,727.2334	21,627.3967

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	560,870.1475	1,658,881.2489	144,444.2275	103,387.8829

M&E - 1.70% - Freedom	3,456,286.3392	366,923.2318	474,560.2041	336,216.8411

M&E - 1.80% - Landmark	3,195,387.2617	5,177,468.1784	411,374.2577	399,187.3486

M&E - 1.80% - Suntrust Landmark	44,003.0002	114,167.4313	—	—

M&E - 1.80% - Landmark Select	—	145,405.9589	—	2,334.8544

M&E - 1.80% - Huntington Landmark	253,933.5401	57,916.3796	—	—

M&E - 1.80% - Landmark ML	24,586.4427	156,980.8961	50,331.1574	55,968.1828

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	233,240.1528	1,304,264.1568	100,080.6724	34,021.3761

M&E - 1.90% - Freedom	477,437.0769	515,621.7442	174,757.3832	43,776.7543

M&E - 1.95% - Landmark	974,277.0799	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	13,025.5718	—	—	—

M&E - 2.00% - Landmark	342,297.7350	2,343,195.4546	22,567.7293	—

M&E - 2.00% - Suntrust Landmark	—	325,926.8038	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	20,753.0334	—

M&E - 2.00% - Landmark ML	98,561.6627	25,345.3617	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	433,673.1318	—	365,727.1101	307,138.9167

M&E - 2.20% - Freedom	5,257.9624	—	27,698.1286	38,041.0147

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$1.201264	$—	$—

M&E - 1.25% - Landmark ML	$—	$1.201264	$—	$—

M&E - 1.25% - Freedom	$—	$1.123009	$—	$—

M&E - 1.30% - Landmark	$1.181779	$1.181779	$1.309947	$1.327964

M&E - 1.30% - Suntrust Landmark	$1.181779	$1.181779	$1.309947	$1.327964

M&E - 1.30% - Landmark Select	$1.181779	$1.181779	$1.309947	$1.327964

M&E - 1.30% - Huntington Landmark	$1.107163	$1.107163	$0.783714	$0.830866

M&E - 1.30% - Landmark ML	$1.181779	$1.181779	$1.309947	$1.327964

M&E - 1.40% - Landmark	$—	$1.190380	$—	$—

M&E - 1.40% - Landmark ML	$—	$1.190380	$—	$—

M&E - 1.40% - Freedom	$—	$1.191066	$—	$—

M&E - 1.50% - Landmark	$1.166358	$1.166358	$1.292820	$1.310561

M&E - 1.50% - Suntrust Landmark	$1.166358	$1.166358	$1.292820	$1.310561

M&E - 1.50% - Landmark Select	$1.166358	$1.166358	$1.292820	$1.310561

M&E - 1.50% - Huntington Landmark	$1.102143	$1.102143	$0.780153	$0.827078

M&E - 1.50% - Landmark ML	$1.166358	$1.166358	$1.292820	$1.310561

M&E - 1.50% - Freedom	$—	$1.183164	$—	$—

M&E - 1.55% - Landmark	$—	$1.179574	$—	$—

M&E - 1.55% - Landmark ML	$—	$1.179574	$—	$—

M&E - 1.65% - Freedom	$1.154918	$1.154918	$1.280140	$1.297737

M&E - 1.70% - Freedom	$1.168061	$1.168061	$0.858373	$0.921737

M&E - 1.80% - Landmark	$1.143620	$1.143620	$1.267609	$1.285036

M&E - 1.80% - Suntrust Landmark	$1.143620	$1.143620	$1.267609	$1.285036

M&E - 1.80% - Landmark Select	$1.143620	$1.162706	$1.267609	$1.285036

M&E - 1.80% - Huntington Landmark	$1.094646	$1.094646	$0.774830	$0.821458

M&E - 1.80% - Landmark ML	$1.143620	$1.143620	$1.267609	$1.285036

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP - PAM Fund - SC	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Growth Stock VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.139846	$1.139846	$1.263447	$1.280794

M&E - 1.90% - Freedom	$1.159638	$1.159638	$0.852210	$0.915098

M&E - 1.95% - Landmark	$1.151322	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.053056	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.053056	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.053056	$—	$—	$—

M&E - 2.00% - Landmark	$1.128725	$1.128725	$1.251114	$1.268301

M&E - 2.00% - Suntrust Landmark	$1.128725	$1.128725	$1.251114	$1.268301

M&E - 2.00% - Landmark Select	$1.128725	$1.128725	$1.251114	$1.268301

M&E - 2.00% - Huntington Landmark	$1.089701	$1.089701	$0.771336	$0.817727

M&E - 2.00% - Landmark ML	$1.128725	$1.128725	$1.251114	$1.268301

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.117712	$—	$1.238901	$1.255901

M&E - 2.20% - Freedom	$1.147205	$—	$0.843056	$0.905270

M&E - 2.30% - Landmark	$1.106788	$—	$1.226806	$1.243671

M&E - 2.30% - Suntrust Landmark	$1.106788	$—	$1.226806	$1.243671

M&E - 2.30% - Landmark Select	$1.106788	$—	$1.226806	$1.243671

M&E - 2.30% - Huntington Landmark	$1.082334	$—	$0.766110	$0.812204

M&E - 2.30% - Landmark ML	$1.106788	$—	$1.226806	$1.243671

M&E - 2.35% - Freedom	$1.045079	$—	$—	$—

M&E - 2.45% - Landmark	$1.043081	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.043081	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.043081	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.043081	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investment in securities:
Number of shares - Initial	8,808,228.335	9,692,598.016	11,731,220.718	189,715,717.520

Cost	$81,001,507	$124,935,590	$143,586,078	$189,715,718

Number of shares - Service	969,782.536	708,242.572	637,844.626	73,627,114.010

Cost	$7,245,963	$8,544,339	$7,184,711	$73,627,114

Investments in mutual funds, Level 1 quoted prices at net asset value	$68,613,344	$112,404,758	$162,435,220	$263,342,832
Receivable for units sold	34	—	190	—

Total assets	68,613,378	112,404,758	162,435,410	263,342,832

Liabilities
Payable for units redeemed	—	20	—	122

	$68,613,378	$112,404,738	$162,435,410	$263,342,710

Net Assets:
Deferred annuity contracts terminable by owners	$68,613,378	$112,404,738	$162,435,410	$263,342,710

Total net assets	$68,613,378	$112,404,738	$162,435,410	$263,342,710

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,408,196.3028	3,639,852.7147	6,325,940.8170	8,420,583.5803

M&E - 1.25% - Landmark ML	421,278.6271	1,020,585.8589	2,104,906.3656	1,269,698.8170

M&E - 1.25% - Freedom	85,462.5413	761,038.3549	625,211.9592	175,700.7280

M&E - 1.30% - Landmark	9,886,226.0101	7,419,352.0014	8,048,674.4404	24,877,409.4036

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	518,102.3714	587,236.4630	1,013,444.7596	2,289,303.6002

M&E - 1.40% - Landmark	2,191,490.5842	12,873,999.1633	13,227,358.9244	10,004,040.2796

M&E - 1.40% - Landmark ML	957,571.1414	3,193,538.5257	2,233,824.6462	3,078,096.2104

M&E - 1.40% - Freedom	540,802.5723	4,263,484.4129	7,923,385.3392	4,046,436.0436

M&E - 1.50% - Landmark	8,936,449.1474	9,766,951.4951	18,141,208.4819	25,985,405.3254

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	2,552,564.7984	2,762,393.8262	4,971,205.6219	2,123,099.2054

M&E - 1.50% - Freedom	291,548.9659	507,708.8061	762,991.9385	1,488,730.7048

M&E - 1.55% - Landmark	30,066,170.4943	17,104,277.0510	13,327,503.3644	57,633,797.8387

M&E - 1.55% - Landmark ML	4,541,528.6792	2,304,287.5127	2,030,235.9146	4,685,968.7583

M&E - 1.65% - Freedom	914,078.9895	2,813,228.4228	1,869,699.1434	3,312,757.8503

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	27,968.4011	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.081922	$1.203254	$1.107576	$1.094790

M&E - 1.25% - Landmark ML	$1.081922	$1.203254	$1.107576	$1.094790

M&E - 1.25% - Freedom	$0.885390	$0.795520	$0.836016	$1.024461

M&E - 1.30% - Landmark	$1.169467	$1.451334	$1.210691	$1.077875

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.169467	$1.451334	$1.210691	$1.077875

M&E - 1.40% - Landmark	$0.851754	$1.755151	$3.048951	$1.463956

M&E - 1.40% - Landmark ML	$0.851754	$1.755151	$3.048951	$1.463956

M&E - 1.40% - Freedom	$1.092695	$1.317982	$1.144770	$1.080742

M&E - 1.50% - Landmark	$1.059041	$1.177791	$1.084134	$1.071558

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.059041	$1.177791	$1.084134	$1.071558

M&E - 1.50% - Freedom	$0.843676	$1.508040	$2.252680	$1.359868

M&E - 1.55% - Landmark	$0.839620	$1.722687	$2.992576	$1.436968

M&E - 1.55% - Landmark ML	$0.839620	$1.722988	$2.993078	$1.437207

M&E - 1.65% - Freedom	$0.831679	$1.480611	$2.211626	$1.335075

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.126075	$1.397487	$1.165796	$1.037883

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.126075	$1.397487	$1.165796	$1.037883

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.105063	$1.371410	$1.144053	$1.018499

M&E - 2.05% - Landmark ML	$1.105063	$1.371410	$1.144053	$1.018499

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,773,828.9849	1,336,813.1244	2,114,242.9295	35,104,491.8664

M&E - 1.30% - Suntrust Landmark	116,159.6716	37,202.9298	129,011.4288	828,446.5512

M&E - 1.30% - Landmark Select	53,346.1935	24,369.7645	91,297.9108	1,118,298.6938

M&E - 1.30% - Huntington Landmark	103,170.2100	88,264.2040	45,313.1077	742,834.9294

M&E - 1.30% - Landmark ML	258,568.9300	496,589.6933	619,828.9666	2,903,374.9816

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	703,686.8224	699,955.6325	749,860.5737	10,332,545.1715

M&E - 1.50% - Suntrust Landmark	11,238.1794	45,290.1257	13,740.9354	239,735.8409

M&E - 1.50% - Landmark Select	—	—	4,478.4190	131,663.3932

M&E - 1.50% - Huntington Landmark	7,466.8103	1,759.3106	14,241.2883	406,494.5577

M&E - 1.50% - Landmark ML	11,794.7041	108,294.5228	52,893.1953	974,815.2230

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	150,065.5168	75,665.8270	124,802.1744	818,260.6066

M&E - 1.70% - Freedom	525,139.9790	1,005,468.5295	1,143,330.2422	5,206,256.1503

M&E - 1.80% - Landmark	702,990.7992	325,162.8634	945,823.1277	3,543,778.9921

M&E - 1.80% - Suntrust Landmark	—	—	—	8,691.7866

M&E - 1.80% - Landmark Select	—	—	—	115,525.5621

M&E - 1.80% - Huntington Landmark	367.9435	4,266.2421	—	281,341.6342

M&E - 1.80% - Landmark ML	1,665.8908	11,999.6430	49,221.9485	8,394.4171

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	74,521.6278	110,162.5103	329,807.4416	253,903.3099

M&E - 1.90% - Freedom	27,681.6312	138,862.0616	229,872.4281	399,264.6655

M&E - 1.95% - Landmark	—	—	—	1,578,466.2695

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	2,131,405.2534

M&E - 2.00% - Landmark	79,403.2775	55,234.4196	1,863.9361	440,000.1231

M&E - 2.00% - Suntrust Landmark	5,474.2413	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	203,157.7945	313,124.8228	284,783.1833	951,101.3161

M&E - 2.20% - Freedom	17,614.1002	327,745.8514	53,582.3139	927,845.4823

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	410,140.7295

M&E - 2.45% - Landmark	—	—	—	205,776.5242

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	29,874.1348

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.491012	$1.740389	$1.316406	$1.064264

M&E - 1.30% - Suntrust Landmark	$1.491012	$1.740389	$1.316406	$1.064264

M&E - 1.30% - Landmark Select	$1.491012	$1.740389	$1.316406	$1.064264

M&E - 1.30% - Huntington Landmark	$0.869276	$0.802074	$0.843048	$1.005428

M&E - 1.30% - Landmark ML	$1.491012	$1.740389	$1.316406	$1.064264

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.471490	$1.717602	$1.299201	$1.050379

M&E - 1.50% - Suntrust Landmark	$1.471490	$1.717602	$1.299201	$1.050379

M&E - 1.50% - Landmark Select	$1.471490	$1.717602	$1.299201	$1.050379

M&E - 1.50% - Huntington Landmark	$0.865334	$0.798422	$0.839207	$1.000900

M&E - 1.50% - Landmark ML	$1.471490	$1.717602	$1.299201	$1.050379

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.457091	$1.700800	$1.286458	$1.040052

M&E - 1.70% - Freedom	$0.864603	$0.886892	$0.921209	$1.037558

M&E - 1.80% - Landmark	$1.442802	$1.684119	$1.273847	$1.029906

M&E - 1.80% - Suntrust Landmark	$1.442802	$1.684119	$1.273847	$1.029906

M&E - 1.80% - Landmark Select	$1.442802	$1.684119	$1.273847	$1.029906

M&E - 1.80% - Huntington Landmark	$0.859451	$0.792999	$0.833505	$0.994079

M&E - 1.80% - Landmark ML	$1.442802	$1.684119	$1.273847	$1.029906

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Small Cap VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.438085	$1.678627	$1.269687	$1.026507

M&E - 1.90% - Freedom	$0.858378	$0.880545	$0.914578	$1.030079

M&E - 1.95% - Landmark	$—	$—	$—	$1.027323

M&E - 1.95% - Landmark Select	$—	$—	$—	$0.981792

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$0.981792

M&E - 1.95% - Landmark ML	$—	$—	$—	$0.981792

M&E - 2.00% - Landmark	$1.424005	$1.662230	$1.257249	$1.016514

M&E - 2.00% - Suntrust Landmark	$1.424005	$1.662230	$1.257249	$1.016514

M&E - 2.00% - Landmark Select	$1.424005	$1.662230	$1.257249	$1.016514

M&E - 2.00% - Huntington Landmark	$0.855539	$0.789402	$0.829731	$0.989604

M&E - 2.00% - Landmark ML	$1.424005	$1.662230	$1.257249	$1.016514

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.410149	$1.645991	$1.244984	$1.006569

M&E - 2.20% - Freedom	$0.849152	$0.871065	$0.904751	$1.019041

M&E - 2.30% - Landmark	$1.396380	$1.629936	$1.232849	$0.996753

M&E - 2.30% - Suntrust Landmark	$1.396380	$1.629936	$1.232849	$0.996753

M&E - 2.30% - Landmark Select	$1.396380	$1.629936	$1.232849	$0.996753

M&E - 2.30% - Huntington Landmark	$0.849760	$0.784048	$0.824114	$0.982920

M&E - 2.30% - Landmark ML	$1.396380	$1.629936	$1.232849	$0.996753

M&E - 2.35% - Freedom	$—	$—	$—	$0.974345

M&E - 2.45% - Landmark	$—	$—	$—	$0.972509

M&E - 2.45% - Landmark Select	$—	$—	$—	$0.972509

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$0.972509

M&E - 2.45% - Landmark ML	$—	$—	$—	$0.972509

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,383,187.023	—	8,347,659.195	—

Cost	$25,986,400	$—	$116,468,230	$—

Number of shares - Service	138,108.273	16,551,171.843	193,335.753	5,133,025.678

Cost	$2,821,011	$149,466,008	$2,795,968	$45,006,290

Investments in mutual funds, Level 1 quoted prices at net asset value	$33,153,231	$139,691,890	$137,826,524	$49,277,047
Receivable for units sold	2	—	—	63

Total assets	33,153,233	139,691,890	137,826,524	49,277,110

Liabilities
Payable for units redeemed	—	112	3	—

	$33,153,233	$139,691,778	$137,826,521	$49,277,110

Net Assets:
Deferred annuity contracts terminable by owners	$33,153,233	$139,691,778	$137,826,521	$49,277,110

Total net assets	$33,153,233	$139,691,778	$137,826,521	$49,277,110

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,995,825.8302	—	7,634,988.1707	—

M&E - 1.25% - Landmark ML	669,637.3293	—	1,794,312.7909	—

M&E - 1.25% - Freedom	12,360.6824	—	925,908.2801	—

M&E - 1.30% - Landmark	3,845,902.4370	—	735,668.0190	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	151,173.9313	—	63,758.6279	—

M&E - 1.40% - Landmark	1,557,250.2908	—	7,926,847.5184	—

M&E - 1.40% - Landmark ML	95,182.9324	—	1,885,082.3188	—

M&E - 1.40% - Freedom	140,924.1903	—	6,488,979.8234	—

M&E - 1.50% - Landmark	7,923,902.2513	—	18,422,100.5761	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	2,277,234.8861	—	5,844,942.0319	—

M&E - 1.50% - Freedom	116,002.7804	—	100,944.6782	—

M&E - 1.55% - Landmark	12,417,843.1984	—	1,011,550.2014	—

M&E - 1.55% - Landmark ML	2,382,182.9922	—	837,110.3155	—

M&E - 1.65% - Freedom	557,667.9732	—	731,597.5365	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.838670	$—	$1.686857	$—

M&E - 1.25% - Landmark ML	$0.838670	$—	$1.686857	$—

M&E - 1.25% - Freedom	$0.942178	$—	$0.920358	$—

M&E - 1.30% - Landmark	$1.134188	$—	$1.794580	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.134188	$—	$1.794580	$—

M&E - 1.40% - Landmark	$0.827922	$—	$5.396438	$—

M&E - 1.40% - Landmark ML	$0.827922	$—	$5.396438	$—

M&E - 1.40% - Freedom	$1.245886	$—	$1.489184	$—

M&E - 1.50% - Landmark	$0.820868	$—	$1.651190	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$0.820868	$—	$1.651190	$—

M&E - 1.50% - Freedom	$0.820868	$—	$4.960561	$—

M&E - 1.55% - Landmark	$0.817385	$—	$5.296667	$—

M&E - 1.55% - Landmark ML	$0.817385	$—	$5.297572	$—

M&E - 1.65% - Freedom	$0.810414	$—	$4.870210	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.092131	$—	$1.728017	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.092131	$—	$1.728017	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.071732	$—	$1.695816	$—

M&E - 2.05% - Landmark ML	$1.071732	$—	$1.695816	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	568,218.5710	—	16,969.5161

M&E - 1.25% - Landmark ML	—	2,488.7461	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	985,753.4263	75,261,058.1618	1,873,102.1446	26,972,596.8517

M&E - 1.30% - Suntrust Landmark	37,091.1669	211,806.6210	—	—

M&E - 1.30% - Landmark Select	19,432.3881	883,739.8106	16,636.5952	88,012.9608

M&E - 1.30% - Huntington Landmark	42,925.5562	2,394,771.7929	52,331.0027	803,310.7901

M&E - 1.30% - Landmark ML	38,908.5960	9,546,101.7925	26,022.3084	950,901.2416

M&E - 1.40% - Landmark	—	118,787.2336	—	—

M&E - 1.40% - Landmark ML	—	77,970.5765	—	—

M&E - 1.40% - Freedom	—	117,482.9287	—	—

M&E - 1.50% - Landmark	481,395.1138	23,007,157.9478	700,801.3030	13,554,185.0234

M&E - 1.50% - Suntrust Landmark	17,996.4194	20,053.5120	—	—

M&E - 1.50% - Landmark Select	14,149.4773	256,091.7066	—	—

M&E - 1.50% - Huntington Landmark	32,165.5573	1,095,105.1062	19,788.4095	394,232.9747

M&E - 1.50% - Landmark ML	—	2,710,250.9987	165,426.1829	180,842.1220

M&E - 1.50% - Freedom	—	261,551.8786	—	—

M&E - 1.55% - Landmark	—	3,595,582.9908	—	173,654.5021

M&E - 1.55% - Landmark ML	—	440,331.0557	—	—

M&E - 1.65% - Freedom	55,188.1814	402,773.3825	3,971.4140	—

M&E - 1.70% - Freedom	275,521.7233	12,365,816.8912	350,757.3839	748,782.6376

M&E - 1.80% - Landmark	62,864.9574	11,959,488.9455	22,599.3763	1,804,911.9540

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	911,460.7750	—	—

M&E - 1.80% - Huntington Landmark	—	127,468.6081	—	40,701.5921

M&E - 1.80% - Landmark ML	—	1,232,088.9087	—	428,511.4036

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	17,735.3367	29,209.3079	1,751.4802	3,823.5394

M&E - 1.90% - Freedom	27,347.9534	2,041,513.5467	13,539.4429	185,075.2147

M&E - 1.95% - Landmark	—	3,563,928.0781	—	4,772,916.6703

M&E - 1.95% - Landmark Select	—	50,570.9926	—	—

M&E - 1.95% - Huntington Landmark	—	21,201.9711	—	—

M&E - 1.95% - Landmark ML	—	447,997.0494	—	—

M&E - 2.00% - Landmark	15,674.9032	2,664,470.8783	13,148.5680	745,788.9962

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	20,212.6707	44,091.2801	—	—

M&E - 2.00% - Landmark ML	—	256,349.9918	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	26,581.1514	474,493.5494	49,205.0149	11,205.6405

M&E - 2.20% - Freedom	25,642.8975	536,162.4257	9,579.0755	—

M&E - 2.30% - Landmark	2,878.8837	12,119.3804	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	908,777.4194	—	109,564.3066

M&E - 2.45% - Landmark	—	19,091.0776	—	455,585.2167

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$0.888717	$—	$0.996462

M&E - 1.25% - Landmark ML	$—	$0.888717	$—	$0.942791

M&E - 1.25% - Freedom	$—	$—	$—	$0.996462

M&E - 1.30% - Landmark	$1.453041	$0.887090	$0.934838	$0.942001

M&E - 1.30% - Suntrust Landmark	$1.453041	$0.887090	$—	$0.942001

M&E - 1.30% - Landmark Select	$1.453041	$0.887090	$0.934838	$0.942001

M&E - 1.30% - Huntington Landmark	$0.910790	$0.831661	$0.934838	$0.942001

M&E - 1.30% - Landmark ML	$1.453041	$0.887090	$0.934838	$0.942001

M&E - 1.40% - Landmark	$—	$0.883896	$—	$0.996289

M&E - 1.40% - Landmark ML	$—	$0.883896	$—	$0.940448

M&E - 1.40% - Freedom	$—	$0.883896	$—	$0.996289

M&E - 1.50% - Landmark	$1.434038	$0.880687	$0.931271	$0.938912

M&E - 1.50% - Suntrust Landmark	$1.434038	$0.880687	$—	$0.938912

M&E - 1.50% - Landmark Select	$1.434038	$0.880687	$0.931271	$0.938912

M&E - 1.50% - Huntington Landmark	$0.906643	$0.827868	$0.931271	$0.938912

M&E - 1.50% - Landmark ML	$1.434038	$0.880687	$0.931271	$0.938912

M&E - 1.50% - Freedom	$—	$0.880687	$—	$0.996170

M&E - 1.55% - Landmark	$—	$0.879106	$—	$0.996117

M&E - 1.55% - Landmark ML	$—	$0.879106	$—	$0.938137

M&E - 1.65% - Freedom	$1.419987	$0.875915	$0.928586	$0.936613

M&E - 1.70% - Freedom	$0.989658	$0.874362	$0.927726	$0.935839

M&E - 1.80% - Landmark	$1.406099	$0.871200	$0.925936	$0.934286

M&E - 1.80% - Suntrust Landmark	$1.406099	$0.871200	$—	$0.934286

M&E - 1.80% - Landmark Select	$1.406099	$0.871200	$0.925936	$0.934286

M&E - 1.80% - Huntington Landmark	$0.900477	$0.822246	$0.925936	$0.934286

M&E - 1.80% - Landmark ML	$1.406099	$0.871200	$0.925936	$0.934286

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica International Moderate Growth VP - SC	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.401446	$0.869641	$0.925057	$0.933525

M&E - 1.90% - Freedom	$0.982522	$0.868064	$0.924159	$0.932770

M&E - 1.95% - Landmark	$—	$0.866493	$0.923285	$0.931999

M&E - 1.95% - Landmark Select	$—	$0.868514	$—	$0.931999

M&E - 1.95% - Huntington Landmark	$—	$0.868514	$—	$0.931999

M&E - 1.95% - Landmark ML	$—	$0.868514	$—	$0.931999

M&E - 2.00% - Landmark	$1.387778	$0.864938	$0.922394	$0.931235

M&E - 2.00% - Suntrust Landmark	$1.387778	$0.864938	$—	$0.931235

M&E - 2.00% - Landmark Select	$1.387778	$0.864938	$0.922394	$0.931235

M&E - 2.00% - Huntington Landmark	$0.896384	$0.818535	$0.922394	$0.931235

M&E - 2.00% - Landmark ML	$1.387778	$0.864938	$0.922394	$0.931235

M&E - 2.05% - Landmark	$—	$0.863371	$—	$0.995540

M&E - 2.05% - Landmark ML	$—	$0.863371	$—	$0.930482

M&E - 2.15% - Freedom	$1.374217	$0.860268	$0.919767	$0.928956

M&E - 2.20% - Freedom	$0.971986	$0.858728	$0.918896	$0.928203

M&E - 2.30% - Landmark	$1.360817	$0.855654	$0.917145	$0.926675

M&E - 2.30% - Suntrust Landmark	$1.360817	$0.855654	$—	$0.926675

M&E - 2.30% - Landmark Select	$1.360817	$0.855654	$0.917145	$0.926675

M&E - 2.30% - Huntington Landmark	$0.890324	$0.812994	$0.917145	$0.926675

M&E - 2.30% - Landmark ML	$1.360817	$0.855654	$0.917145	$0.926675

M&E - 2.35% - Freedom	$—	$0.861942	$—	$0.925927

M&E - 2.45% - Landmark	$—	$0.860297	$—	$0.924430

M&E - 2.45% - Landmark Select	$—	$0.860297	$—	$0.924430

M&E - 2.45% - Huntington Landmark	$—	$0.860297	$—	$0.924430

M&E - 2.45% - Landmark ML	$—	$0.860297	$—	$0.924430

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	Transamerica BlackRock Global Allocation VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	10,631,545.472	775,934.619	718,855.330	5,666,052.123

Cost	$82,436,779	$7,400,551	$8,015,899	$66,197,001

Investments in mutual funds, Level 1 quoted prices at net asset value	$95,152,332	$8,178,351	$8,798,789	$68,899,194
Receivable for units sold	89	3	4	1

Total assets	95,152,421	8,178,354	8,798,793	68,899,195

Liabilities
Payable for units redeemed	—	—	—	—

	$95,152,421	$8,178,354	$8,798,793	$68,899,195

Net Assets:
Deferred annuity contracts terminable by owners	$95,152,421	$8,178,354	$8,798,793	$68,899,195

Total net assets	$95,152,421	$8,178,354	$8,798,793	$68,899,195

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	Transamerica BlackRock Global Allocation VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - .30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	Transamerica BlackRock Global Allocation VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	Transamerica BlackRock Global Allocation VP - SC
	Subaccount	Subaccount	Subaccount	Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	Transamerica BlackRock Global Allocation VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	Transamerica BlackRock Global Allocation VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	107,314.2530

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	66,873,512.3183	5,695,939.3780	4,211,338.3221	28,085,032.1238

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	837,143.8725	—	—	—

M&E - 1.30% - Huntington Landmark	892,503.6981	26,754.2907	17,284.4733	990,580.4544

M&E - 1.30% - Landmark ML	2,657,019.6155	78,510.2395	90,586.0574	4,449,760.2760

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	708,205.1128

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	17,306,830.0449	1,456,982.8124	531,851.4055	4,602,981.6938

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	84,787.8667	—	—	—

M&E - 1.50% - Huntington Landmark	1,067,833.6600	—	—	291,448.6455

M&E - 1.50% - Landmark ML	984,132.7413	6,723.8828	53,648.9791	3,215,956.5457

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	17,990.5997	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	6,259,351.6807

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	5,259,673.8849	1,509,057.8414	78,807.4150	3,596,173.4495

M&E - 1.80% - Landmark	3,983,771.6347	138,095.0048	137,640.4999	3,315,301.5903

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	263,079.4411	—	—	156,368.1316

M&E - 1.80% - Landmark ML	38,496.6767	28,852.4346	—	329,123.0843

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	Transamerica BlackRock Global Allocation VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	866,031.5925	—	9,805.4496	130,561.4941

M&E - 1.95% - Landmark	5,471,459.4530	229,203.5458	2,109,539.2325	—

M&E - 1.95% - Landmark Select	51,048.8378	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	147,110.7263	76,587.6183	36,603.5716	—

M&E - 2.00% - Landmark	1,109,171.3924	145,580.9548	25,040.0873	658,412.6449

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	20,064.7915	—	224,063.6972

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	4,305.5293	—	—	—

M&E - 2.20% - Freedom	—	—	—	116,933.3470

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	112,931.6562	—	2,045.1460	—

M&E - 2.45% - Landmark	448,930.5782	—	5,857.1517	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	17,585.9945	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	Transamerica BlackRock Global Allocation VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$0.999658	$—	$—	$—

M&E - 1.25% - Landmark ML	$0.879543	$0.871567	$—	$1.205169

M&E - 1.25% - Freedom	$0.999658	$—	$—	$—

M&E - 1.30% - Landmark	$0.878829	$0.870860	$1.206694	$1.204759

M&E - 1.30% - Suntrust Landmark	$0.878829	$0.870860	$0.995229	$—

M&E - 1.30% - Landmark Select	$0.878829	$0.870860	$1.206694	$—

M&E - 1.30% - Huntington Landmark	$0.878829	$0.870860	$1.206694	$1.204759

M&E - 1.30% - Landmark ML	$0.878829	$0.870860	$1.206694	$1.204759

M&E - 1.40% - Landmark	$0.999483	$—	$—	$—

M&E - 1.40% - Landmark ML	$0.877381	$0.869424	$—	$1.203969

M&E - 1.40% - Freedom	$0.999483	$—	$—	$—

M&E - 1.50% - Landmark	$0.875931	$0.867991	$1.203984	$1.203183

M&E - 1.50% - Suntrust Landmark	$0.875931	$0.867991	$0.994998	$—

M&E - 1.50% - Landmark Select	$0.875931	$0.867991	$1.203984	$—

M&E - 1.50% - Huntington Landmark	$0.875931	$0.867991	$1.203984	$1.203183

M&E - 1.50% - Landmark ML	$0.875931	$0.867991	$1.203984	$1.203183

M&E - 1.50% - Freedom	$0.999366	$—	$—	$—

M&E - 1.55% - Landmark	$0.999308	$—	$—	$—

M&E - 1.55% - Landmark ML	$0.875203	$0.867276	$—	$1.202788

M&E - 1.65% - Freedom	$0.873783	$0.865845	$1.201944	$—

M&E - 1.70% - Freedom	$0.873054	$0.865150	$1.201275	$1.201597

M&E - 1.80% - Landmark	$0.871619	$0.863718	$1.199928	$1.200822

M&E - 1.80% - Suntrust Landmark	$0.871619	$0.863718	$0.994650	$—

M&E - 1.80% - Landmark Select	$0.871619	$0.863718	$1.199928	$—

M&E - 1.80% - Huntington Landmark	$0.871619	$0.863718	$1.199928	$1.200822

M&E - 1.80% - Landmark ML	$0.871619	$0.863718	$1.199928	$1.200822

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	Transamerica BlackRock Global Allocation VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.870910	$0.863011	$1.199258	$—

M&E - 1.90% - Freedom	$0.870203	$0.862314	$1.198589	$1.200030

M&E - 1.95% - Landmark	$0.869488	$0.861611	$1.197925	$—

M&E - 1.95% - Landmark Select	$0.869488	$0.861611	$1.197925	$—

M&E - 1.95% - Huntington Landmark	$0.869488	$0.861611	$1.197925	$—

M&E - 1.95% - Landmark ML	$0.869488	$0.861611	$1.197925	$—

M&E - 2.00% - Landmark	$0.868778	$0.860905	$1.197245	$1.199247

M&E - 2.00% - Suntrust Landmark	$0.868778	$0.860905	$0.994421	$—

M&E - 2.00% - Landmark Select	$0.868778	$0.860905	$1.197245	$—

M&E - 2.00% - Huntington Landmark	$0.868778	$0.860905	$1.197245	$1.199247

M&E - 2.00% - Landmark ML	$0.868778	$0.860905	$1.197245	$1.199247

M&E - 2.05% - Landmark	$0.998731	$—	$—	$—

M&E - 2.05% - Landmark ML	$0.868056	$0.860199	$—	$1.198851

M&E - 2.15% - Freedom	$0.866647	$0.858803	$1.195259	$—

M&E - 2.20% - Freedom	$0.865935	$0.858083	$1.194573	$1.197677

M&E - 2.30% - Landmark	$0.864525	$0.856670	$1.193244	$1.196900

M&E - 2.30% - Suntrust Landmark	$0.864525	$0.856670	$0.994077	$—

M&E - 2.30% - Landmark Select	$0.864525	$0.856670	$1.193244	$—

M&E - 2.30% - Huntington Landmark	$0.864525	$0.856670	$1.193244	$1.196900

M&E - 2.30% - Landmark ML	$0.864525	$0.856670	$1.193244	$1.196900

M&E - 2.35% - Freedom	$0.863815	$0.855991	$1.192580	$—

M&E - 2.45% - Landmark	$0.862408	$0.854585	$1.191252	$—

M&E - 2.45% - Landmark Select	$0.862408	$0.854585	$1.191252	$—

M&E - 2.45% - Huntington Landmark	$0.862408	$0.854585	$1.191252	$—

M&E - 2.45% - Landmark ML	$0.862408	$0.854585	$1.191252	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	1,450,628.677	63,323.942	75,823.440	72,534.456

Cost	$17,020,596	$407,184	$827,255	$732,759

Investments in mutual funds, Level 1 quoted prices at net asset value	$17,683,164	$359,680	$834,816	$731,147
Receivable for units sold	8	—	—	—

Total assets	17,683,172	359,680	834,816	731,147

Liabilities
Payable for units redeemed	—	1	1	—

	$17,683,172	$359,679	$834,815	$731,147

Net Assets:
Deferred annuity contracts terminable by owners	$17,683,172	$359,679	$834,815	$731,147

Total net assets	$17,683,172	$359,679	$834,815	$731,147

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	6,901,863.9723	355,021.8187	600,255.2501	478,314.4767

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	1,140,849.5428	40,860.8818	—	—

M&E - 1.30% - Landmark ML	384,164.9553	—	—	41,876.2356

M&E - 1.40% - Landmark	103,766.4107	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	1,621,280.9901	172,759.6060	220,925.3635	90,472.3314

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	252,877.5967	—	—	—

M&E - 1.50% - Landmark ML	184,223.1393	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	246,689.6197	—	—	—

M&E - 1.55% - Landmark ML	1,271.8740	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	403,876.2821	36,339.1460	3,706.1928	111,904.0357

M&E - 1.80% - Landmark	2,923,217.8861	34,220.2325	4,419.9150	14,571.4201

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	155,476.9137	—	—	—

M&E - 1.80% - Landmark ML	4,150.8623	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	39,945.9496	—	—	6,105.1090

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	328,853.9044	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	14,799.7266	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.003480	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.003480	$—	$—	$—

M&E - 1.25% - Freedom	$1.003480	$—	$—	$—

M&E - 1.30% - Landmark	$1.208532	$0.563085	$1.006710	$0.983837

M&E - 1.30% - Suntrust Landmark	$1.003418	$—	$1.006710	$0.983837

M&E - 1.30% - Landmark Select	$1.003418	$—	$1.006710	$0.983837

M&E - 1.30% - Huntington Landmark	$1.208532	$0.563085	$1.006710	$0.983837

M&E - 1.30% - Landmark ML	$1.208532	$0.563085	$1.006710	$0.983837

M&E - 1.40% - Landmark	$1.003303	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.003303	$—	$—	$—

M&E - 1.40% - Freedom	$1.003303	$—	$—	$—

M&E - 1.50% - Landmark	$1.206946	$0.562345	$1.006476	$0.983612

M&E - 1.50% - Suntrust Landmark	$1.003183	$—	$1.006476	$0.983612

M&E - 1.50% - Landmark Select	$1.003183	$—	$1.006476	$0.983612

M&E - 1.50% - Huntington Landmark	$1.206946	$0.562345	$1.006476	$0.983612

M&E - 1.50% - Landmark ML	$1.206946	$0.562345	$1.006476	$0.983612

M&E - 1.50% - Freedom	$1.003183	$—	$—	$—

M&E - 1.55% - Landmark	$1.003130	$—	$—	$—

M&E - 1.55% - Landmark ML	$1.003130	$—	$—	$—

M&E - 1.65% - Freedom	$1.003010	$—	$—	$—

M&E - 1.70% - Freedom	$1.205357	$0.561600	$1.006242	$0.983383

M&E - 1.80% - Landmark	$1.204569	$0.561223	$1.006125	$0.983269

M&E - 1.80% - Suntrust Landmark	$1.002838	$—	$1.006125	$0.983269

M&E - 1.80% - Landmark Select	$1.002838	$—	$1.006125	$0.983269

M&E - 1.80% - Huntington Landmark	$1.204569	$0.561223	$1.006125	$0.983269

M&E - 1.80% - Landmark ML	$1.204569	$0.561223	$1.006125	$0.983269

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.002778	$—	$—	$—

M&E - 1.90% - Freedom	$1.203782	$0.560855	$1.006014	$0.983154

M&E - 1.95% - Landmark	$—	$—	$—	$0.983098

M&E - 1.95% - Landmark Select	$—	$—	$—	$0.983098

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$0.983098

M&E - 1.95% - Landmark ML	$—	$—	$—	$0.983098

M&E - 2.00% - Landmark	$1.202998	$0.560486	$1.005897	$0.983042

M&E - 2.00% - Suntrust Landmark	$1.002607	$—	$1.005897	$0.983042

M&E - 2.00% - Landmark Select	$1.002607	$—	$1.005897	$0.983042

M&E - 2.00% - Huntington Landmark	$1.202998	$0.560486	$1.005897	$0.983042

M&E - 2.00% - Landmark ML	$1.202998	$0.560486	$1.005897	$0.983042

M&E - 2.05% - Landmark	$1.002548	$—	$—	$—

M&E - 2.05% - Landmark ML	$1.002548	$—	$—	$—

M&E - 2.15% - Freedom	$1.002432	$—	$—	$—

M&E - 2.20% - Freedom	$1.201415	$—	$1.005660	$0.982813

M&E - 2.30% - Landmark	$1.200632	$—	$1.005546	$0.982701

M&E - 2.30% - Suntrust Landmark	$1.002258	$—	$1.005546	$0.982701

M&E - 2.30% - Landmark Select	$1.002258	$—	$1.005546	$0.982701

M&E - 2.30% - Huntington Landmark	$1.200632	$—	$1.005546	$0.982701

M&E - 2.30% - Landmark ML	$1.200632	$—	$1.005546	$0.982701

M&E - 2.35% - Freedom	$—	$—	$—	$0.982642

M&E - 2.45% - Landmark	$—	$—	$—	$0.982531

M&E - 2.45% - Landmark Select	$—	$—	$—	$0.982531

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$0.982531

M&E - 2.45% - Landmark ML	$—	$—	$—	$0.982531

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	138,599.298	180,153.767	52,604.142	34,871.187

Cost	$1,436,563	$1,947,405	$595,685	$394,469

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,431,731	$1,970,882	$604,948	$398,229
Receivable for units sold	—	—	—	—

Total assets	1,431,731	1,970,882	604,948	398,229

Liabilities
Payable for units redeemed	—	—	1	—

	$1,431,731	$1,970,882	$604,947	$398,229

Net Assets:
Deferred annuity contracts terminable by owners	$1,431,731	$1,970,882	$604,947	$398,229

Total net assets	$1,431,731	$1,970,882	$604,947	$398,229

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,111,447.3023	1,489,678.9590	361,705.4504	359,995.9811

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	8,015.0764	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	286,431.4498	385,379.9734	174,362.5225	26,955.7021

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	54,170.3453	67,253.7953	56,168.8692	—

M&E - 1.80% - Landmark	—	2,027.4992	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	2,461.6597

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.30% - Suntrust Landmark	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.30% - Landmark Select	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.30% - Huntington Landmark	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.30% - Landmark ML	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.50% - Suntrust Landmark	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.50% - Landmark Select	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.50% - Huntington Landmark	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.50% - Landmark ML	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$0.985611	$1.009087	$1.021103	$1.022185

M&E - 1.80% - Landmark	$0.985496	$1.008970	$1.020987	$1.022067

M&E - 1.80% - Suntrust Landmark	$0.985496	$1.008970	$1.020987	$1.022067

M&E - 1.80% - Landmark Select	$0.985496	$1.008970	$1.020987	$1.022067

M&E - 1.80% - Huntington Landmark	$0.985496	$1.008970	$1.020987	$1.022067

M&E - 1.80% - Landmark ML	$0.985496	$1.008970	$1.020987	$1.022067

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$0.985386	$1.008852	$1.020867	$1.021949

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.00% - Suntrust Landmark	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.00% - Landmark Select	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.00% - Huntington Landmark	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.00% - Landmark ML	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$0.985042	$1.008506	$1.020512	$1.021595

M&E - 2.30% - Landmark	$0.984931	$1.008390	$1.020396	$1.021477

M&E - 2.30% - Suntrust Landmark	$0.984931	$1.008390	$1.020396	$1.021477

M&E - 2.30% - Landmark Select	$0.984931	$1.008390	$1.020396	$1.021477

M&E - 2.30% - Huntington Landmark	$0.984931	$1.008390	$1.020396	$1.021477

M&E - 2.30% - Landmark ML	$0.984931	$1.008390	$1.020396	$1.021477

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	102,395.077	865,097.003	20,661.716	29,028.977

Cost	$1,149,552	$9,572,051	$207,472	$296,965

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,165,256	$9,585,275	$206,617	$297,837
Receivable for units sold	—	—	—	—

Total assets	1,165,256	9,585,275	206,617	297,837

Liabilities
Payable for units redeemed	1	2	—	—

	$1,165,255	$9,585,273	$206,617	$297,837

Net Assets:
Deferred annuity contracts terminable by owners	$1,165,255	$9,585,273	$206,617	$297,837

Total net assets	$1,165,255	$9,585,273	$206,617	$297,837

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	835,274.5374	5,542,137.2946	176,781.5317	103,643.0502

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	174,804.9270	2,483,443.1333	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	2,988.3455	184,420.8402

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	7,241.3364	—

M&E - 1.70% - Freedom	131,413.3433	1,210,008.4087	—	2,721.9252

M&E - 1.80% - Landmark	—	22,274.3626	19,935.8862	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	291,366.3635	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$0.998540	$1.024505

M&E - 1.25% - Landmark ML	$—	$—	$0.998540	$1.024505

M&E - 1.25% - Freedom	$—	$—	$0.998540	$1.024505

M&E - 1.30% - Landmark	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.30% - Suntrust Landmark	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.30% - Landmark Select	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.30% - Huntington Landmark	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.30% - Landmark ML	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.40% - Landmark	$—	$—	$0.998364	$1.024327

M&E - 1.40% - Landmark ML	$—	$—	$0.998364	$1.024327

M&E - 1.40% - Freedom	$—	$—	$0.998364	$1.024327

M&E - 1.50% - Landmark	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.50% - Suntrust Landmark	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.50% - Landmark Select	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.50% - Huntington Landmark	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.50% - Landmark ML	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.50% - Freedom	$—	$—	$0.998250	$0.998250

M&E - 1.55% - Landmark	$—	$—	$0.998190	$1.024147

M&E - 1.55% - Landmark ML	$—	$—	$0.998190	$1.024147

M&E - 1.65% - Freedom	$—	$—	$0.998075	$1.024027

M&E - 1.70% - Freedom	$1.020435	$1.003452	$0.998015	$1.023968

M&E - 1.80% - Landmark	$1.020318	$1.003336	$0.997901	$1.023848

M&E - 1.80% - Suntrust Landmark	$1.020318	$1.003336	$0.997901	$1.023848

M&E - 1.80% - Landmark Select	$1.020318	$1.003336	$0.997901	$1.023848

M&E - 1.80% - Huntington Landmark	$1.020318	$1.003336	$0.997901	$1.023848

M&E - 1.80% - Landmark ML	$1.020318	$1.003336	$0.997901	$1.023848

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$0.997845	$1.023790

M&E - 1.90% - Freedom	$1.020195	$1.003215	$0.997783	$1.023730

M&E - 1.95% - Landmark	$—	$—	$0.997727	$—

M&E - 1.95% - Landmark Select	$—	$—	$0.997727	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$0.997727	$—

M&E - 1.95% - Landmark ML	$—	$—	$0.997727	$—

M&E - 2.00% - Landmark	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.00% - Suntrust Landmark	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.00% - Landmark Select	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.00% - Huntington Landmark	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.00% - Landmark ML	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.05% - Landmark	$—	$—	$0.997612	$1.023555

M&E - 2.05% - Landmark ML	$—	$—	$0.997612	$1.023555

M&E - 2.15% - Freedom	$—	$—	$0.997500	$1.023437

M&E - 2.20% - Freedom	$1.019844	$1.002869	$0.997437	$1.023376

M&E - 2.30% - Landmark	$1.019726	$1.002757	$0.997328	$1.023261

M&E - 2.30% - Suntrust Landmark	$1.019726	$1.002757	$0.997328	$1.023261

M&E - 2.30% - Landmark Select	$1.019726	$1.002757	$0.997328	$1.023261

M&E - 2.30% - Huntington Landmark	$1.019726	$1.002757	$0.997328	$1.023261

M&E - 2.30% - Landmark ML	$1.019726	$1.002757	$0.997328	$1.023261

M&E - 2.35% - Freedom	$—	$—	$0.997267	$—

M&E - 2.45% - Landmark	$—	$—	$0.997153	$—

M&E - 2.45% - Landmark Select	$—	$—	$0.997153	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$0.997153	$—

M&E - 2.45% - Landmark ML	$—	$—	$0.997153	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Assets
Investment in securities:
Number of shares - Initial	—	4,220,550.247	305,512.995	2,649,968.972

Cost	$—	$33,818,660	$7,065,902	$56,760,882

Number of shares - Service	7,217.092	—	—	—

Cost	$79,189	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$80,471	$25,112,274	$6,110,260	$39,961,532
Receivable for units sold	—	—	2	—

Total assets	80,471	25,112,274	6,110,262	39,961,532

Liabilities
Payable for units redeemed	1	32	—	9

	$80,470	$25,112,242	$6,110,262	$39,961,523

Net Assets:
Deferred annuity contracts terminable by owners	$80,470	$25,112,242	$6,110,262	$39,961,523

Total net assets	$80,470	$25,112,242	$6,110,262	$39,961,523

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	1,348,192.3282	162,620.6601	4,603,028.9211

M&E - 1.25% - Landmark ML	—	47,108.7293	12,230.1759	936,857.9239

M&E - 1.25% - Freedom	—	6,730.0384	—	—

M&E - 1.30% - Landmark	—	7,224,792.7667	2,076,548.1697	4,965,377.9722

M&E - 1.30% - Suntrust Landmark	—	284,209.5771	13,597.0246	—

M&E - 1.30% - Landmark Select	—	10,793.0796	28,501.1848	—

M&E - 1.30% - Huntington Landmark	—	105,562.8606	54,925.6619	18,875.0567

M&E - 1.30% - Landmark ML	—	468,956.4018	42,049.2295	382,750.1987

M&E - 1.40% - Landmark	—	380,857.6980	178,521.5143	1,062,378.7862

M&E - 1.40% - Landmark ML	—	212,769.7133	43,437.8647	409,151.1088

M&E - 1.40% - Freedom	—	66,106.2904	19.2863	396,438.1492

M&E - 1.50% - Landmark	—	2,290,968.5320	662,302.3399	12,213,587.1722

M&E - 1.50% - Suntrust Landmark	—	—	2,576.8092	6,034.5799

M&E - 1.50% - Landmark Select	—	11,687.2842	40,629.4777	40,593.5533

M&E - 1.50% - Huntington Landmark	—	—	2,760.7857	54,289.9027

M&E - 1.50% - Landmark ML	—	100,219.9817	29,825.4623	4,710,332.8587

M&E - 1.50% - Freedom	—	129,389.9688	15,062.5772	150,509.5446

M&E - 1.55% - Landmark	—	14,072,620.4727	2,921,980.5571	12,336,637.5269

M&E - 1.55% - Landmark ML	—	1,476,482.3625	468,124.5327	2,122,408.1215

M&E - 1.65% - Freedom	—	172,689.9061	80,741.4689	422,550.7593

M&E - 1.70% - Freedom	—	148,627.2553	107,629.8977	366,631.7514

M&E - 1.80% - Landmark	—	168,806.5481	12,305.4885	89,035.3363

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	98,443.1214	2,141.4412	9,876.5539

M&E - 1.90% - Freedom	—	1,087.0208	25,988.4323	7,353.5405

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	2,076.0680	10,078.4128	6,670.3639

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	107,486.9877	—	239,492.3026

M&E - 2.20% - Freedom	—	—	—	137,891.6454

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$0.881600	$0.891339	$0.878204

M&E - 1.25% - Landmark ML	$—	$0.881600	$0.891339	$0.878204

M&E - 1.25% - Freedom	$—	$0.662709	$0.705296	$0.693596

M&E - 1.30% - Landmark	$—	$0.878240	$0.887962	$0.969833

M&E - 1.30% - Suntrust Landmark	$—	$0.878240	$0.887962	$0.969833

M&E - 1.30% - Landmark Select	$—	$0.878240	$0.887962	$0.969833

M&E - 1.30% - Huntington Landmark	$—	$0.689183	$0.701060	$0.707381

M&E - 1.30% - Landmark ML	$—	$0.878240	$0.887962	$0.969833

M&E - 1.40% - Landmark	$—	$0.871620	$0.881256	$0.867005

M&E - 1.40% - Landmark ML	$—	$0.871620	$0.881256	$0.867005

M&E - 1.40% - Freedom	$—	$0.850525	$0.887145	$0.918890

M&E - 1.50% - Landmark	$—	$0.865048	$0.874606	$0.859625

M&E - 1.50% - Suntrust Landmark	$—	$0.865048	$0.874606	$0.859625

M&E - 1.50% - Landmark Select	$—	$0.865048	$0.874606	$0.859625

M&E - 1.50% - Huntington Landmark	$—	$0.686050	$0.697854	$0.704181

M&E - 1.50% - Landmark ML	$—	$0.865048	$0.874606	$0.859625

M&E - 1.50% - Freedom	$—	$0.865048	$0.874606	$0.859625

M&E - 1.55% - Landmark	$—	$0.861770	$0.871300	$0.855967

M&E - 1.55% - Landmark ML	$—	$0.861770	$0.871300	$0.855967

M&E - 1.65% - Freedom	$—	$0.855291	$0.864752	$0.848695

M&E - 1.70% - Freedom	$—	$0.726689	$0.724882	$0.786609

M&E - 1.80% - Landmark	$—	$0.845657	$0.855021	$0.933832

M&E - 1.80% - Suntrust Landmark	$—	$0.845657	$0.855021	$0.933832

M&E - 1.80% - Landmark Select	$—	$0.845657	$0.855021	$0.933832

M&E - 1.80% - Huntington Landmark	$—	$0.681369	$0.693113	$0.699386

M&E - 1.80% - Landmark ML	$—	$0.845657	$0.855021	$0.933832

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$1.096316	$1.037518	$1.119343

M&E - 1.90% - Freedom	$—	$0.721445	$0.719664	$0.780936

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$1.085592	$1.027386	$1.108421

M&E - 2.00% - Suntrust Landmark	$—	$1.085592	$1.027386	$1.108421

M&E - 2.00% - Landmark Select	$—	$1.085592	$1.027386	$1.108421

M&E - 2.00% - Huntington Landmark	$—	$0.678280	$0.689966	$0.696212

M&E - 2.00% - Landmark ML	$—	$1.085592	$1.027386	$1.108421

M&E - 2.05% - Landmark	$—	$0.829842	$0.839037	$0.916404

M&E - 2.05% - Landmark ML	$—	$0.829842	$0.839037	$0.916404

M&E - 2.15% - Freedom	$—	$1.074985	$1.017376	$1.097579

M&E - 2.20% - Freedom	$—	$0.713676	$0.711919	$0.772547

M&E - 2.30% - Landmark	$—	$1.064489	$1.007445	$1.086865

M&E - 2.30% - Suntrust Landmark	$—	$1.064489	$1.007445	$1.086865

M&E - 2.30% - Landmark Select	$—	$1.064489	$1.007445	$1.086865

M&E - 2.30% - Huntington Landmark	$—	$0.673685	$0.685305	$0.691504

M&E - 2.30% - Landmark ML	$—	$1.064489	$1.007445	$1.086865

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	61,107.1074	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	15,768.1314	—	—	—

M&E - 1.55% - Landmark ML	1,264.9759	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.029949	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.029949	$—	$—	$—

M&E - 1.25% - Freedom	$1.029949	$—	$—	$—

M&E - 1.30% - Landmark	$1.029886	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$1.029886	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.029886	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.029886	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.029886	$—	$—	$—

M&E - 1.40% - Landmark	$1.029767	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.029767	$—	$—	$—

M&E - 1.40% - Freedom	$1.029767	$—	$—	$—

M&E - 1.50% - Landmark	$1.029652	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$1.029652	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.029652	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.029652	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.029652	$—	$—	$—

M&E - 1.50% - Freedom	$1.029652	$—	$—	$—

M&E - 1.55% - Landmark	$1.029587	$—	$—	$—

M&E - 1.55% - Landmark ML	$1.029587	$—	$—	$—

M&E - 1.65% - Freedom	$1.029468	$—	$—	$—

M&E - 1.70% - Freedom	$1.029410	$—	$—	$—

M&E - 1.80% - Landmark	$1.029290	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$1.029290	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.029290	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.029290	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.029290	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.029234	$—	$—	$—

M&E - 1.90% - Freedom	$1.029171	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.029054	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$1.029054	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.029054	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.029054	$—	$—	$—

M&E - 2.00% - Landmark ML	$1.029054	$—	$—	$—

M&E - 2.05% - Landmark	$1.028991	$—	$—	$—

M&E - 2.05% - Landmark ML	$1.028991	$—	$—	$—

M&E - 2.15% - Freedom	$1.028874	$—	$—	$—

M&E - 2.20% - Freedom	$1.028818	$—	$—	$—

M&E - 2.30% - Landmark	$1.028698	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$1.028698	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.028698	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$1.028698	$—	$—	$—

M&E - 2.30% - Landmark ML	$1.028698	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Assets
Investment in securities:
Number of shares - Initial	870,453.164	949,693.935	628,421.495	228,871.864

Cost	$19,783,627	$8,936,677	$19,044,702	$3,148,803

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$21,517,602	$10,047,762	$18,789,803	$3,137,833
Receivable for units sold	23	—	—	—

Total assets	21,517,625	10,047,762	18,789,803	3,137,833

Liabilities
Payable for units redeemed	—	13	18	1

	$21,517,625	$10,047,749	$18,789,785	$3,137,832

Net Assets:
Deferred annuity contracts terminable by owners	$21,517,625	$10,047,749	$18,789,785	$3,137,832

Total net assets	$21,517,625	$10,047,749	$18,789,785	$3,137,832

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	1,601,860.7979	—	1,569,166.3898	443,893.8596

M&E - 1.25% - Landmark ML	499,795.1153	—	116,367.9518	21,455.2545

M&E - 1.25% - Freedom	—	—	5,092.8754	1,889.1944

M&E - 1.30% - Landmark	1,980,576.1002	4,221,944.0174	2,058,082.9000	—

M&E - 1.30% - Suntrust Landmark	—	—	19,330.3184	—

M&E - 1.30% - Landmark Select	12,209.8721	—	18,692.5888	—

M&E - 1.30% - Huntington Landmark	1,387.1216	41,217.2461	16,070.8432	—

M&E - 1.30% - Landmark ML	637,984.4467	127,718.8672	325,885.7144	—

M&E - 1.40% - Landmark	519,535.6919	—	2,690,143.8450	430,263.5066

M&E - 1.40% - Landmark ML	372,591.9038	—	146,980.8936	112,547.3553

M&E - 1.40% - Freedom	28,010.4607	—	196,520.4765	9,076.8842

M&E - 1.50% - Landmark	6,080,832.4219	1,834,244.0973	3,398,124.2572	514,013.8613

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	94,240.4532	—	1,156.4488	—

M&E - 1.50% - Landmark ML	3,481,196.9725	15,061.4781	739,292.8163	270,691.4415

M&E - 1.50% - Freedom	219,181.3715	—	69,931.0391	10,761.1145

M&E - 1.55% - Landmark	9,022,306.7197	—	9,896,647.6425	142,985.3086

M&E - 1.55% - Landmark ML	2,179,227.6343	—	1,846,665.5346	306,188.0027

M&E - 1.65% - Freedom	223,759.6590	—	674,811.3906	87,253.7266

M&E - 1.70% - Freedom	138,678.6426	240,848.4554	247,056.5678	—

M&E - 1.80% - Landmark	29,515.6429	231,591.5095	43,648.3414	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	357.8254	—	—	—

M&E - 1.80% - Landmark ML	—	8,028.9169	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	2,942.2858	—	1,779.2745	—

M&E - 1.90% - Freedom	3,971.9950	—	20,113.3759	—

M&E - 1.95% - Landmark	—	1,104,617.5347	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	63,727.3445	—	—

M&E - 2.00% - Landmark	9,740.9510	103,789.7003	10,954.2586	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	18,399.2355	—	—	—

M&E - 2.00% - Landmark ML	7,395.5488	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	186,754.0849	—	81,680.1573	—

M&E - 2.20% - Freedom	167,322.1108	—	10,258.2076	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	59,166.7670	—	—

M&E - 2.45% - Landmark	—	52,674.2260	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.766396	$—	$1.019736	$1.359661

M&E - 1.25% - Landmark ML	$0.766396	$—	$1.019736	$1.359661

M&E - 1.25% - Freedom	$0.874638	$—	$0.864100	$0.923874

M&E - 1.30% - Landmark	$1.023151	$1.242394	$1.481994	$—

M&E - 1.30% - Suntrust Landmark	$1.023151	$—	$1.481994	$—

M&E - 1.30% - Landmark Select	$1.023151	$1.242394	$1.481994	$—

M&E - 1.30% - Huntington Landmark	$0.862730	$1.242394	$0.855860	$—

M&E - 1.30% - Landmark ML	$1.023151	$1.242394	$1.481994	$—

M&E - 1.40% - Landmark	$0.756619	$—	$0.525230	$1.337220

M&E - 1.40% - Landmark ML	$0.756619	$—	$0.525230	$1.337220

M&E - 1.40% - Freedom	$1.078218	$—	$1.342446	$1.357615

M&E - 1.50% - Landmark	$0.750174	$1.239595	$0.998153	$1.330883

M&E - 1.50% - Suntrust Landmark	$0.750174	$—	$0.998153	$—

M&E - 1.50% - Landmark Select	$0.750174	$1.239595	$0.998153	$—

M&E - 1.50% - Huntington Landmark	$0.858812	$1.239595	$0.851959	$—

M&E - 1.50% - Landmark ML	$0.750174	$1.239595	$0.998153	$1.330883

M&E - 1.50% - Freedom	$0.750174	$—	$0.570323	$1.325106

M&E - 1.55% - Landmark	$0.746965	$—	$0.567737	$1.319144

M&E - 1.55% - Landmark ML	$0.746965	$—	$0.567737	$1.319144

M&E - 1.65% - Freedom	$0.740617	$1.237531	$0.562599	$1.307150

M&E - 1.70% - Freedom	$0.881799	$1.236838	$0.983918	$—

M&E - 1.80% - Landmark	$0.985173	$1.235456	$1.427028	$—

M&E - 1.80% - Suntrust Landmark	$0.985173	$—	$1.427028	$—

M&E - 1.80% - Landmark Select	$0.985173	$1.235456	$1.427028	$—

M&E - 1.80% - Huntington Landmark	$0.852967	$1.235456	$0.846177	$—

M&E - 1.80% - Landmark ML	$0.985173	$1.235456	$1.427028	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.190673	$1.234764	$1.694991	$—

M&E - 1.90% - Freedom	$0.875466	$1.234087	$0.976820	$—

M&E - 1.95% - Landmark	$—	$1.233390	$—	$—

M&E - 1.95% - Landmark Select	$—	$1.233390	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$1.233390	$—	$—

M&E - 1.95% - Landmark ML	$—	$1.233390	$—	$—

M&E - 2.00% - Landmark	$1.179043	$1.232706	$1.678444	$—

M&E - 2.00% - Suntrust Landmark	$1.179043	$—	$1.678444	$—

M&E - 2.00% - Landmark Select	$1.179043	$1.232706	$1.678444	$—

M&E - 2.00% - Huntington Landmark	$0.849100	$1.232706	$0.842337	$—

M&E - 2.00% - Landmark ML	$1.179043	$1.232706	$1.678444	$—

M&E - 2.05% - Landmark	$0.966825	$—	$1.400411	$—

M&E - 2.05% - Landmark ML	$0.966825	$—	$1.400411	$—

M&E - 2.15% - Freedom	$1.167532	$1.230654	$1.662040	$—

M&E - 2.20% - Freedom	$0.866064	$1.229961	$0.966318	$—

M&E - 2.30% - Landmark	$1.156159	$1.228584	$1.645849	$—

M&E - 2.30% - Suntrust Landmark	$1.156159	$—	$1.645849	$—

M&E - 2.30% - Landmark Select	$1.156159	$1.228584	$1.645849	$—

M&E - 2.30% - Huntington Landmark	$0.843356	$1.228584	$0.836635	$—

M&E - 2.30% - Landmark ML	$1.156159	$1.228584	$1.645849	$—

M&E - 2.35% - Freedom	$—	$1.227904	$—	$—

M&E - 2.45% - Landmark	$—	$1.226543	$—	$—

M&E - 2.45% - Landmark Select	$—	$1.226543	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$1.226543	$—	$—

M&E - 2.45% - Landmark ML	$—	$1.226543	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins- Mid Cap Value Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Assets
Investment in securities:
Number of shares - Initial	1,367,338.828	1,875,843.318	3,668,304.888	8,607,289.192

Cost	$40,394,656	$23,798,853	$70,382,778	$232,892,490

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$35,455,096	$24,479,755	$63,388,308	$174,641,898
Receivable for units sold	—	—	—	31

Total assets	35,455,096	24,479,755	63,388,308	174,641,929

Liabilities
Payable for units redeemed	14	—	2	—

	$35,455,082	$24,479,755	$63,388,306	$174,641,929

Net Assets:
Deferred annuity contracts terminable by owners	$35,455,082	$24,479,755	$63,388,306	$174,641,929

Total net assets	$35,455,082	$24,479,755	$63,388,306	$174,641,929

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,547,712.3424	478,997.4225	1,148,186.0662	6,017,677.7107

M&E - 1.25% - Landmark ML	597,619.9813	67,440.1942	141,530.6809	904,593.5337

M&E - 1.25% - Freedom	67,651.5385	22,342.9186	48,063.5750	38,114.8850

M&E - 1.30% - Landmark	5,731,481.8225	4,157,288.1548	10,125,041.2315	23,780,857.5789

M&E - 1.30% - Suntrust Landmark	20,261.9156	2,036.0856	78,205.3673	268,646.2177

M&E - 1.30% - Landmark Select	66,012.0731	16,519.4040	150,924.2731	402,374.6147

M&E - 1.30% - Huntington Landmark	31,875.0869	17,467.9109	194,303.1049	358,038.9989

M&E - 1.30% - Landmark ML	437,079.8516	269,674.1173	598,236.8758	1,808,449.7951

M&E - 1.40% - Landmark	1,347,456.6655	828,197.5528	1,076,513.2652	5,297,430.3806

M&E - 1.40% - Landmark ML	362,438.8139	161,234.8028	328,881.1472	2,056,714.0784

M&E - 1.40% - Freedom	449,530.5597	89,120.2016	681,488.3460	1,718,034.3696

M&E - 1.50% - Landmark	9,024,505.6455	3,448,194.4360	5,416,682.9698	18,651,108.4902

M&E - 1.50% - Suntrust Landmark	—	18,132.1472	26,513.4326	24,558.8567

M&E - 1.50% - Landmark Select	16,659.7541	—	14,088.8371	11,189.9035

M&E - 1.50% - Huntington Landmark	42,677.1838	25,588.0475	89,372.1767	236,115.0664

M&E - 1.50% - Landmark ML	1,758,572.0804	198,781.1022	559,663.7968	3,473,488.2538

M&E - 1.50% - Freedom	217,213.5934	25,285.2151	348,195.9484	1,352,048.9774

M&E - 1.55% - Landmark	20,429,840.5583	9,651,130.2354	26,451,848.0696	61,139,525.5080

M&E - 1.55% - Landmark ML	3,596,813.2409	1,105,295.8497	2,070,128.6704	6,514,540.7551

M&E - 1.65% - Freedom	4,261,710.4044	260,249.5771	3,997,110.5972	7,154,851.0293

M&E - 1.70% - Freedom	243,199.7586	251,340.3638	679,769.1367	1,932,025.0444

M&E - 1.80% - Landmark	106,525.2406	126,642.0229	275,430.9026	727,552.3573

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	9,415.4591	4,436.2682

M&E - 1.80% - Landmark ML	—	—	—	48,273.3909

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	99,830.8247	15,951.4537	98,407.9550	113,040.2507

M&E - 1.90% - Freedom	22,656.2534	33,821.9045	59,511.7388	89,329.0914

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	23,411.3098	22,807.1411	48,365.3979	124,210.3797

M&E - 2.00% - Suntrust Landmark	—	—	—	25,947.0553

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	43,753.8953	—	—	41,240.2058

M&E - 2.00% - Landmark ML	—	—	—	6,057.9039

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	190,110.2700	148,887.1736	151,350.9937	544,766.0971

M&E - 2.20% - Freedom	23,468.2081	5,743.6343	16,460.8492	325,026.9310

M&E - 2.30% - Landmark	—	2,814.4659	—	3,623.4070

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.751573	$1.161385	$1.180963	$1.354615

M&E - 1.25% - Landmark ML	$0.751573	$1.161385	$1.180963	$1.354615

M&E - 1.25% - Freedom	$0.739380	$0.908059	$0.876023	$0.838051

M&E - 1.30% - Landmark	$0.952525	$1.156972	$1.176500	$1.379022

M&E - 1.30% - Suntrust Landmark	$0.952525	$1.156972	$1.176500	$1.379022

M&E - 1.30% - Landmark Select	$0.952525	$1.156972	$1.176500	$1.379022

M&E - 1.30% - Huntington Landmark	$0.742880	$0.936854	$0.898898	$0.809531

M&E - 1.30% - Landmark ML	$0.952525	$1.156972	$1.176500	$1.379022

M&E - 1.40% - Landmark	$0.601096	$1.148229	$1.167604	$1.125366

M&E - 1.40% - Landmark ML	$0.541340	$1.148229	$1.167604	$1.125366

M&E - 1.40% - Freedom	$0.989907	$1.161359	$1.102006	$1.217417

M&E - 1.50% - Landmark	$0.735679	$1.139562	$1.158823	$1.325944

M&E - 1.50% - Suntrust Landmark	$0.735679	$1.139562	$1.158823	$1.325944

M&E - 1.50% - Landmark Select	$0.735679	$1.139562	$1.158823	$1.325944

M&E - 1.50% - Huntington Landmark	$0.739486	$0.932579	$0.894816	$0.805840

M&E - 1.50% - Landmark ML	$0.735679	$1.139562	$1.158823	$1.325944

M&E - 1.50% - Freedom	$0.595641	$1.139562	$1.158823	$1.114693

M&E - 1.55% - Landmark	$0.592948	$1.135251	$1.154449	$1.109404

M&E - 1.55% - Landmark ML	$0.592948	$1.135251	$1.154449	$1.109404

M&E - 1.65% - Freedom	$0.587549	$1.126746	$1.145761	$1.098878

M&E - 1.70% - Freedom	$0.872856	$0.964471	$0.966566	$0.889158

M&E - 1.80% - Landmark	$0.917171	$1.114037	$1.132857	$1.327858

M&E - 1.80% - Suntrust Landmark	$0.917171	$1.114037	$1.132857	$1.327858

M&E - 1.80% - Landmark Select	$0.917171	$1.114037	$1.132857	$1.327858

M&E - 1.80% - Huntington Landmark	$0.734453	$0.926223	$0.888734	$0.800354

M&E - 1.80% - Landmark ML	$0.917171	$1.114037	$1.132857	$1.327858

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.196010	$1.444279	$1.214297	$1.509722

M&E - 1.90% - Freedom	$0.866567	$0.957525	$0.959602	$0.882764

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.184350	$1.430124	$1.202404	$1.494952

M&E - 2.00% - Suntrust Landmark	$1.184350	$1.430124	$1.202404	$1.494952

M&E - 2.00% - Landmark Select	$1.184350	$1.430124	$1.202404	$1.494952

M&E - 2.00% - Huntington Landmark	$0.731122	$0.922038	$0.884700	$0.796717

M&E - 2.00% - Landmark ML	$1.184350	$1.430124	$1.202404	$1.494952

M&E - 2.05% - Landmark	$0.900081	$1.093260	$1.111728	$1.303097

M&E - 2.05% - Landmark ML	$0.900081	$1.093260	$1.111728	$1.303097

M&E - 2.15% - Freedom	$1.172770	$1.416164	$1.190685	$1.480365

M&E - 2.20% - Freedom	$0.857255	$0.947224	$0.949322	$0.873279

M&E - 2.30% - Landmark	$1.161339	$1.402387	$1.179051	$1.465942

M&E - 2.30% - Suntrust Landmark	$1.161339	$1.402387	$1.179051	$1.465942

M&E - 2.30% - Landmark Select	$1.161339	$1.402387	$1.179051	$1.465942

M&E - 2.30% - Huntington Landmark	$0.726179	$0.915783	$0.878717	$0.791336

M&E - 2.30% - Landmark ML	$1.161339	$1.402387	$1.179051	$1.465942

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,746,913.620	813,645.523	132,719.061	7,668,883.154

Cost	$64,354,938	$30,651,980	$1,715,633	$226,762,465

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$45,516,359	$24,205,954	$1,911,154	$192,488,967
Receivable for units sold	—	27	—	53

Total assets	45,516,359	24,205,981	1,911,154	192,489,020

Liabilities
Payable for units redeemed	8	—	2	—

	$45,516,351	$24,205,981	$1,911,152	$192,489,020

Net Assets:
Deferred annuity contracts terminable by owners	$45,516,351	$24,205,981	$1,911,152	$192,489,020

Total net assets	$45,516,351	$24,205,981	$1,911,152	$192,489,020

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,473,212.0689	2,186,092.7600	277,453.7623	5,354,900.7129

M&E - 1.25% - Landmark ML	217,880.5470	132,761.2894	79,981.8611	668,937.1729

M&E - 1.25% - Freedom	19,540.3257	188,675.4000	140.2264	130,784.3964

M&E - 1.30% - Landmark	7,327,742.9170	5,138,681.7565	—	17,029,449.2799

M&E - 1.30% - Suntrust Landmark	139,529.2128	24,571.8226	—	238,246.5454

M&E - 1.30% - Landmark Select	210,790.5740	221,700.8467	—	209,385.9624

M&E - 1.30% - Huntington Landmark	98,591.3005	55,762.8863	—	344,755.1718

M&E - 1.30% - Landmark ML	486,168.0418	440,768.8297	—	844,962.5344

M&E - 1.40% - Landmark	1,534,495.1841	877,970.1605	29,312.6998	3,178,397.2151

M&E - 1.40% - Landmark ML	389,020.9662	469,911.0265	94,396.8471	1,820,582.9816

M&E - 1.40% - Freedom	324,106.7599	136,255.3171	12,469.0308	2,149,179.6420

M&E - 1.50% - Landmark	8,602,662.0923	5,506,005.7140	1,241,073.8538	18,790,047.4535

M&E - 1.50% - Suntrust Landmark	96,546.2525	251,838.3247	—	52,548.1377

M&E - 1.50% - Landmark Select	21,065.0099	18,717.6828	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	49,479.6639

M&E - 1.50% - Landmark ML	1,833,860.4119	995,030.4657	308,528.2988	3,523,499.9571

M&E - 1.50% - Freedom	452,350.6729	622,900.8362	7,198.4179	464,091.5322

M&E - 1.55% - Landmark	16,251,928.1025	11,232,669.5274	124,501.6677	40,024,858.6051

M&E - 1.55% - Landmark ML	3,073,775.8315	2,074,648.3603	260,184.2365	5,030,714.3006

M&E - 1.65% - Freedom	984,823.8074	593,690.5239	74,157.5228	3,181,919.7366

M&E - 1.70% - Freedom	214,300.6042	363,435.1143	—	1,013,808.2163

M&E - 1.80% - Landmark	364,857.0872	227,029.9452	—	970,335.3619

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	3,410.6053	—	—

M&E - 1.80% - Huntington Landmark	134.8575	—	—	17,592.9611

M&E - 1.80% - Landmark ML	9,588.8970	—	—	1,370.9103

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	84,230.2232	2,478.4466	—	76,735.3362

M&E - 1.90% - Freedom	167,938.3015	556,322.8124	—	51,172.5751

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	1,696.0044	21,798.9443	—	70,194.5460

M&E - 2.00% - Suntrust Landmark	—	—	—	8,173.6198

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	44,280.3916	20,480.7040	—	39,994.6584

M&E - 2.00% - Landmark ML	—	—	—	4,734.8014

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	83,710.7730	94,671.9683	—	514,906.0851

M&E - 2.20% - Freedom	32,182.9417	24,943.6597	—	272,750.7957

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.968848	$0.719468	$0.817352	$1.865781

M&E - 1.25% - Landmark ML	$0.968848	$0.719468	$0.817352	$1.865781

M&E - 1.25% - Freedom	$0.685479	$0.781239	$0.714448	$0.876053

M&E - 1.30% - Landmark	$1.030945	$0.893030	$—	$1.744598

M&E - 1.30% - Suntrust Landmark	$1.030945	$0.893030	$—	$1.744598

M&E - 1.30% - Landmark Select	$1.030945	$0.893030	$—	$1.744598

M&E - 1.30% - Huntington Landmark	$0.708169	$0.715925	$—	$0.852606

M&E - 1.30% - Landmark ML	$1.030945	$0.893030	$—	$1.744598

M&E - 1.40% - Landmark	$1.034630	$0.710288	$0.631473	$1.899892

M&E - 1.40% - Landmark ML	$1.034630	$0.710288	$0.631473	$1.899892

M&E - 1.40% - Freedom	$0.965701	$0.923404	$0.910178	$1.446806

M&E - 1.50% - Landmark	$0.948336	$0.704251	$0.800043	$1.826305

M&E - 1.50% - Suntrust Landmark	$0.948336	$0.704251	$—	$1.826305

M&E - 1.50% - Landmark Select	$0.948336	$0.704251	$—	$1.826305

M&E - 1.50% - Huntington Landmark	$0.704949	$0.712682	$—	$0.848723

M&E - 1.50% - Landmark ML	$0.948336	$0.704251	$0.800043	$1.826305

M&E - 1.50% - Freedom	$1.024801	$0.704251	$0.625457	$1.881811

M&E - 1.55% - Landmark	$1.019922	$0.701231	$0.622473	$1.872854

M&E - 1.55% - Landmark ML	$1.019922	$0.701231	$0.622473	$1.872854

M&E - 1.65% - Freedom	$1.010262	$0.695259	$0.616620	$1.855115

M&E - 1.70% - Freedom	$0.787750	$0.820340	$—	$0.908666

M&E - 1.80% - Landmark	$0.992706	$0.859926	$—	$1.679865

M&E - 1.80% - Suntrust Landmark	$0.992706	$0.859926	$—	$1.679865

M&E - 1.80% - Landmark Select	$0.992706	$0.859926	$—	$1.679865

M&E - 1.80% - Huntington Landmark	$0.700147	$0.707834	$—	$0.842947

M&E - 1.80% - Landmark ML	$0.992706	$0.859926	$—	$1.679865

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.191040	$1.101766	$—	$2.003663

M&E - 1.90% - Freedom	$0.782082	$0.814445	$—	$0.902106

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.179385	$1.090989	$—	$1.984089

M&E - 2.00% - Suntrust Landmark	$1.179385	$1.090989	$—	$1.984089

M&E - 2.00% - Landmark Select	$1.179385	$1.090989	$—	$1.984089

M&E - 2.00% - Huntington Landmark	$0.696980	$0.704615	$—	$0.839130

M&E - 2.00% - Landmark ML	$1.179385	$1.090989	$—	$1.984089

M&E - 2.05% - Landmark	$0.974207	$0.843890	$—	$1.648564

M&E - 2.05% - Landmark ML	$0.974207	$0.843890	$—	$1.648564

M&E - 2.15% - Freedom	$1.167869	$1.080349	$—	$1.964731

M&E - 2.20% - Freedom	$0.773660	$0.805695	$—	$0.892420

M&E - 2.30% - Landmark	$1.156483	$1.069823	$—	$1.945547

M&E - 2.30% - Suntrust Landmark	$1.156483	$1.069823	$—	$1.945547

M&E - 2.30% - Landmark Select	$1.156483	$1.069823	$—	$1.945547

M&E - 2.30% - Huntington Landmark	$0.692262	$0.699841	$—	$0.833463

M&E - 2.30% - Landmark ML	$1.156483	$1.069823	$—	$1.945547

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Assets
Investment in securities:
Number of shares - Initial	6,722,174.166	1,333,085.631	2,053,630.432	668,470.225

Cost	$69,297,190	$14,566,096	$27,527,875	$8,943,965

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$52,231,293	$17,650,054	$28,997,262	$9,746,296
Receivable for units sold	2	26	24	—

Total assets	52,231,295	17,650,080	28,997,286	9,746,296

Liabilities
Payable for units redeemed	—	—	—	1

	$52,231,295	$17,650,080	$28,997,286	$9,746,295

Net Assets:
Deferred annuity contracts terminable by owners	$52,231,295	$17,650,080	$28,997,286	$9,746,295

Total net assets	$52,231,295	$17,650,080	$28,997,286	$9,746,295

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	1,568,415.5624	—	605,023.6391	488,924.1216

M&E - 1.25% - Landmark ML	103,853.7099	—	22,231.2637	1,999.1156

M&E - 1.25% - Freedom	321,966.4336	—	—	—

M&E - 1.30% - Landmark	10,479,516.2661	11,413,908.9390	7,033,802.4449	2,669,534.8845

M&E - 1.30% - Suntrust Landmark	133,888.2405	—	8,082.7793	22,801.1964

M&E - 1.30% - Landmark Select	15,227.3805	107,968.8168	74,540.1290	—

M&E - 1.30% - Huntington Landmark	17,072.0458	151,843.3473	160,409.2825	36,267.9275

M&E - 1.30% - Landmark ML	515,058.7437	1,267,104.0308	879,637.4264	216,135.1908

M&E - 1.40% - Landmark	787,878.8764	—	588,084.4557	354,034.0090

M&E - 1.40% - Landmark ML	297,835.1322	—	441,537.2123	115,188.8456

M&E - 1.40% - Freedom	443,546.8655	—	522,321.4596	165,994.4942

M&E - 1.50% - Landmark	5,033,377.8449	3,276,384.4441	5,083,015.3309	2,628,590.8515

M&E - 1.50% - Suntrust Landmark	11,054.2378	—	—	—

M&E - 1.50% - Landmark Select	3,921.2636	—	51,933.8433	—

M&E - 1.50% - Huntington Landmark	22,972.1716	128,702.0814	86,102.8660	75,486.5310

M&E - 1.50% - Landmark ML	500,757.2738	105,870.3180	464,491.6239	64,168.9062

M&E - 1.50% - Freedom	434,208.5411	—	205,627.7184	7,247.5996

M&E - 1.55% - Landmark	19,513,547.2121	—	10,220,074.6781	4,620,400.2333

M&E - 1.55% - Landmark ML	2,098,125.5492	—	1,172,505.5097	233,028.1970

M&E - 1.65% - Freedom	1,743,605.9163	—	1,286,158.7459	279,220.6969

M&E - 1.70% - Freedom	440,228.3390	917,997.5726	1,900,072.5343	679,484.8945

M&E - 1.80% - Landmark	121,456.0473	334,924.5869	977,072.0493	373,958.0767

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	41,956.1188	—	19,547.7026

M&E - 1.80% - Landmark ML	1,806.9705	192,782.7224	12,447.1644	3,957.0980

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	133,789.3128	—	183,588.2222	4,996.3588

M&E - 1.90% - Freedom	139,934.7273	78,165.4443	36,920.6271	14,373.9089

M&E - 1.95% - Landmark	—	708,333.2506	—	—

M&E - 1.95% - Landmark Select	—	50,664.9243	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	181,968.8568	—	—

M&E - 2.00% - Landmark	27,653.3524	121,447.3431	149,924.4496	32,958.2123

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	33,861.5397	21,490.5267

M&E - 2.00% - Landmark ML	—	85,199.5663	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	318,662.0574	—	36,481.4121	—

M&E - 2.20% - Freedom	42,267.1089	—	32,778.4282	—

M&E - 2.30% - Landmark	—	5,864.7992	12,934.5187	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	210,572.3838	—	—

M&E - 2.45% - Landmark	—	52,520.2927	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.180361	$—	$0.903723	$0.746489

M&E - 1.25% - Landmark ML	$1.180361	$0.910832	$0.903723	$0.746489

M&E - 1.25% - Freedom	$0.694130	$—	$0.903723	$0.746489

M&E - 1.30% - Landmark	$1.175913	$0.910073	$0.902535	$0.745500

M&E - 1.30% - Suntrust Landmark	$1.175913	$0.910073	$0.902535	$0.745500

M&E - 1.30% - Landmark Select	$1.175913	$0.910073	$0.902535	$0.745500

M&E - 1.30% - Huntington Landmark	$0.736273	$0.910073	$0.931177	$0.781025

M&E - 1.30% - Landmark ML	$1.175913	$0.910073	$0.902535	$0.745500

M&E - 1.40% - Landmark	$1.167052	$—	$0.900151	$0.743536

M&E - 1.40% - Landmark ML	$1.167052	$0.908581	$0.900151	$0.743536

M&E - 1.40% - Freedom	$0.995655	$—	$0.900151	$0.743536

M&E - 1.50% - Landmark	$1.158245	$0.907083	$0.897800	$0.741580

M&E - 1.50% - Suntrust Landmark	$1.158245	$0.907083	$0.897800	$0.741580

M&E - 1.50% - Landmark Select	$1.158245	$0.907083	$0.897800	$0.741580

M&E - 1.50% - Huntington Landmark	$0.732907	$0.907083	$0.926929	$0.777478

M&E - 1.50% - Landmark ML	$1.158245	$0.907083	$0.897800	$0.741580

M&E - 1.50% - Freedom	$1.158245	$—	$0.897800	$0.741580

M&E - 1.55% - Landmark	$1.153874	$—	$0.896617	$0.740603

M&E - 1.55% - Landmark ML	$1.153874	$0.906333	$0.896617	$0.740603

M&E - 1.65% - Freedom	$1.145202	$0.904846	$0.894268	$0.738651

M&E - 1.70% - Freedom	$0.813664	$0.904091	$0.893086	$0.737697

M&E - 1.80% - Landmark	$1.132287	$0.902620	$0.890743	$0.735749

M&E - 1.80% - Suntrust Landmark	$1.132287	$0.902620	$0.890743	$0.735749

M&E - 1.80% - Landmark Select	$1.132287	$0.902620	$0.890743	$0.735749

M&E - 1.80% - Huntington Landmark	$0.727935	$0.902620	$0.920628	$0.772176

M&E - 1.80% - Landmark ML	$1.132287	$0.902620	$0.890743	$0.735749

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.442325	$0.901874	$0.889558	$0.734780

M&E - 1.90% - Freedom	$0.807801	$0.901140	$0.888410	$0.733813

M&E - 1.95% - Landmark	$—	$0.900399	$—	$—

M&E - 1.95% - Landmark Select	$—	$0.900399	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$0.900399	$—	$—

M&E - 1.95% - Landmark ML	$—	$0.900399	$—	$—

M&E - 2.00% - Landmark	$1.428212	$0.899667	$0.886076	$0.731897

M&E - 2.00% - Suntrust Landmark	$1.428212	$0.899667	$0.886076	$0.731897

M&E - 2.00% - Landmark Select	$1.428212	$0.899667	$0.886076	$0.731897

M&E - 2.00% - Huntington Landmark	$0.724622	$0.899667	$0.916469	$0.768699

M&E - 2.00% - Landmark ML	$1.428212	$0.899667	$0.886076	$0.731897

M&E - 2.05% - Landmark	$1.111150	$—	$0.884913	$0.730930

M&E - 2.05% - Landmark ML	$1.111150	$0.898925	$0.884913	$0.730930

M&E - 2.15% - Freedom	$1.414285	$0.897454	$0.882623	$0.729031

M&E - 2.20% - Freedom	$0.799135	$0.896724	$0.881467	$0.728066

M&E - 2.30% - Landmark	$1.400499	$0.895254	$0.879150	$0.726181

M&E - 2.30% - Suntrust Landmark	$1.400499	$0.895254	$0.879150	$0.726181

M&E - 2.30% - Landmark Select	$1.400499	$0.895254	$0.879150	$0.726181

M&E - 2.30% - Huntington Landmark	$0.719724	$0.895254	$0.910267	$0.763493

M&E - 2.30% - Landmark ML	$1.400499	$0.895254	$0.879150	$0.726181

M&E - 2.35% - Freedom	$—	$0.894518	$—	$—

M&E - 2.45% - Landmark	$—	$0.893065	$—	$—

M&E - 2.45% - Landmark Select	$—	$0.893065	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$0.893065	$—	$—

M&E - 2.45% - Landmark ML	$—	$0.893065	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount

Assets
Investment in securities:
Number of shares - Initial	2,296,713.736	3,578,247.271	50,764.073	49,011.066

Cost	$29,953,226	$22,537,320	$743,839	$504,642

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$30,890,800	$25,548,686	$743,694	$501,383
Receivable for units sold	20	3	1	—

Total assets	30,890,820	25,548,689	743,695	501,383

Liabilities
Payable for units redeemed	—	—	—	—

	$30,890,820	$25,548,689	$743,695	$501,383

Net Assets:
Deferred annuity contracts terminable by owners	$30,890,820	$25,548,689	$743,695	$501,383

Total net assets	$30,890,820	$25,548,689	$743,695	$501,383

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	1,348,728.1791	—	—	—

M&E - 1.25% - Landmark ML	213,131.2016	—	—	—

M&E - 1.25% - Freedom	3,868.4498	—	—	—

M&E - 1.30% - Landmark	5,594,797.3568	10,440,662.5445	269,768.1738	256,270.8911

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	22,291.2032	47,534.5406	—	—

M&E - 1.30% - Huntington Landmark	49,762.4736	354,008.6010	16,227.5097	11,828.2322

M&E - 1.30% - Landmark ML	346,786.4113	380,394.1545	6,721.4514	—

M&E - 1.40% - Landmark	1,579,289.2767	—	—	—

M&E - 1.40% - Landmark ML	510,659.0872	—	—	—

M&E - 1.40% - Freedom	413,261.3060	—	—	—

M&E - 1.50% - Landmark	4,677,807.7133	3,962,360.5799	342,751.3750	150,622.3716

M&E - 1.50% - Suntrust Landmark	11,809.2376	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	58,886.2569	69,621.9288	—	—

M&E - 1.50% - Landmark ML	370,650.2983	175,139.0126	—	—

M&E - 1.50% - Freedom	47,206.2493	—	—	—

M&E - 1.55% - Landmark	16,704,737.8524	—	—	—

M&E - 1.55% - Landmark ML	1,202,403.6819	—	—	—

M&E - 1.65% - Freedom	772,731.4854	5,753.0277	—	—

M&E - 1.70% - Freedom	1,107,019.6614	1,100,688.8431	78,055.6308	63,418.3689

M&E - 1.80% - Landmark	540,806.6376	889,794.3533	14,254.2687	10,772.6885

M&E - 1.80% - Suntrust Landmark	39,003.7547	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	177.8070	2,631.5718	—	—

M&E - 1.80% - Landmark ML	9,018.1256	19,094.0788	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	185,896.3991	1,235.8708	—	—

M&E - 1.90% - Freedom	77,842.9337	16,095.1241	—	—

M&E - 1.95% - Landmark	—	1,649,520.5940	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	510,576.8251	—	—

M&E - 2.00% - Landmark	8,344.3126	314,913.5654	9,853.1293	11,523.3636

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	39,581.4062	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	58,184.9342	—	—	—

M&E - 2.20% - Freedom	497,986.5769	—	—	—

M&E - 2.30% - Landmark	3,605.2898	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	56,305.8858	—	—

M&E - 2.45% - Landmark	—	121,575.6754	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.852876	$—	$—	$—

M&E - 1.25% - Landmark ML	$0.852876	$—	$—	$—

M&E - 1.25% - Freedom	$0.852876	$—	$—	$—

M&E - 1.30% - Landmark	$0.851754	$1.269985	$1.008398	$0.994105

M&E - 1.30% - Suntrust Landmark	$0.851754	$—	$—	$—

M&E - 1.30% - Landmark Select	$0.851754	$1.269985	$1.008398	$0.994105

M&E - 1.30% - Huntington Landmark	$0.873260	$1.269985	$1.008398	$0.994105

M&E - 1.30% - Landmark ML	$0.851754	$1.269985	$1.008398	$0.994105

M&E - 1.40% - Landmark	$0.849508	$—	$—	$—

M&E - 1.40% - Landmark ML	$0.849508	$—	$—	$—

M&E - 1.40% - Freedom	$0.850630	$—	$—	$—

M&E - 1.50% - Landmark	$0.847271	$1.267151	$1.008165	$0.993876

M&E - 1.50% - Suntrust Landmark	$0.847271	$—	$—	$—

M&E - 1.50% - Landmark Select	$0.847271	$1.267151	$1.008165	$0.993876

M&E - 1.50% - Huntington Landmark	$0.869281	$1.267151	$1.008165	$0.993876

M&E - 1.50% - Landmark ML	$0.847271	$1.267151	$1.008165	$0.993876

M&E - 1.50% - Freedom	$0.847271	$—	$—	$—

M&E - 1.55% - Landmark	$0.846164	$—	$—	$—

M&E - 1.55% - Landmark ML	$0.846164	$—	$—	$—

M&E - 1.65% - Freedom	$0.843928	$1.265010	$—	$—

M&E - 1.70% - Freedom	$0.842826	$1.264301	$1.007931	$0.993644

M&E - 1.80% - Landmark	$0.840606	$1.262890	$1.007817	$0.993531

M&E - 1.80% - Suntrust Landmark	$0.840606	$—	$—	$—

M&E - 1.80% - Landmark Select	$0.840606	$1.262890	$1.007817	$0.993531

M&E - 1.80% - Huntington Landmark	$0.863365	$1.262890	$1.007817	$0.993531

M&E - 1.80% - Landmark ML	$0.840606	$1.262890	$1.007817	$0.993531

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$0.839500	$1.262175	$—	$—

M&E - 1.90% - Freedom	$0.838401	$1.261486	$1.007699	$0.993413

M&E - 1.95% - Landmark	$—	$1.260784	$1.007640	$0.993361

M&E - 1.95% - Landmark Select	$—	$1.260784	$1.007640	$0.993361

M&E - 1.95% - Huntington Landmark	$—	$1.260784	$1.007640	$0.993361

M&E - 1.95% - Landmark ML	$—	$1.260784	$1.007640	$0.993361

M&E - 2.00% - Landmark	$0.836210	$1.260066	$1.007586	$0.993302

M&E - 2.00% - Suntrust Landmark	$0.836210	$—	$—	$—

M&E - 2.00% - Landmark Select	$0.836210	$1.260066	$1.007586	$0.993302

M&E - 2.00% - Huntington Landmark	$0.859465	$1.260066	$1.007586	$0.993302

M&E - 2.00% - Landmark ML	$0.836210	$1.260066	$1.007586	$0.993302

M&E - 2.05% - Landmark	$0.835113	$—	$—	$—

M&E - 2.05% - Landmark ML	$0.835113	$—	$—	$—

M&E - 2.15% - Freedom	$0.832934	$1.257960	$—	$—

M&E - 2.20% - Freedom	$0.831865	$1.257278	$1.007351	$0.993075

M&E - 2.30% - Landmark	$0.829687	$1.255873	$1.007237	$0.992961

M&E - 2.30% - Suntrust Landmark	$0.829687	$—	$—	$—

M&E - 2.30% - Landmark Select	$0.829687	$1.255873	$1.007237	$0.992961

M&E - 2.30% - Huntington Landmark	$0.853633	$1.255873	$1.007237	$0.992961

M&E - 2.30% - Landmark ML	$0.829687	$1.255873	$1.007237	$0.992961

M&E - 2.35% - Freedom	$—	$1.255171	$1.007176	$0.992900

M&E - 2.45% - Landmark	$—	$1.253768	$1.007062	$0.992791

M&E - 2.45% - Landmark Select	$—	$1.253768	$1.007062	$0.992791

M&E - 2.45% - Huntington Landmark	$—	$1.253768	$1.007062	$0.992791

M&E - 2.45% - Landmark ML	$—	$1.253768	$1.007062	$0.992791

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds - Asset Allocation Fund Subaccount	American Funds - Bond Fund Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Assets
Investment in securities:
Number of shares - Initial	4,790.413	2,571.855	4,546.573	10,448.257

Cost	$220,110	$80,055	$77,377	$158,515

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$220,838	$80,190	$77,792	$158,291
Receivable for units sold	—	—	—	1

Total assets	220,838	80,190	77,792	158,292

Liabilities
Payable for units redeemed	—	—	—	—

	$220,838	$80,190	$77,792	$158,292

Net Assets:
Deferred annuity contracts terminable by owners	$220,838	$80,190	$77,792	$158,292

Total net assets	$220,838	$80,190	$77,792	$158,292

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	191,615.6587	58,438.6371	30,877.1055	109,575.2835

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	3,161.0766	12,147.5275	—

M&E - 1.30% - Landmark ML	—	—	—	522.8439

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	28,512.5400	17,907.1862	36,301.7972	2,605.9607

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	32,520.3345

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	12,456.9860

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.003254	$1.008648	$0.980758	$1.004036

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.003254	$1.008648	$0.980758	$1.004036

M&E - 1.30% - Huntington Landmark	$1.003254	$1.008648	$0.980758	$1.004036

M&E - 1.30% - Landmark ML	$1.003254	$1.008648	$0.980758	$1.004036

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.003022	$1.008415	$0.980531	$1.003804

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.003022	$1.008415	$0.980531	$1.003804

M&E - 1.50% - Huntington Landmark	$1.003022	$1.008415	$0.980531	$1.003804

M&E - 1.50% - Landmark ML	$1.003022	$1.008415	$0.980531	$1.003804

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.002789	$1.008181	$0.980303	$1.003571

M&E - 1.80% - Landmark	$1.002679	$1.008062	$0.980191	$1.003453

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.002679	$1.008062	$0.980191	$1.003453

M&E - 1.80% - Huntington Landmark	$1.002679	$1.008062	$0.980191	$1.003453

M&E - 1.80% - Landmark ML	$1.002679	$1.008062	$0.980191	$1.003453

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.002561	$1.007946	$0.980076	$1.003337

M&E - 1.95% - Landmark	$—	$—	$—	$1.003281

M&E - 1.95% - Landmark Select	$—	$—	$—	$1.003281

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$1.003281

M&E - 1.95% - Landmark ML	$—	$—	$—	$1.003281

M&E - 2.00% - Landmark	$1.002444	$1.007829	$0.979961	$1.003223

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.002444	$1.007829	$0.979961	$1.003223

M&E - 2.00% - Huntington Landmark	$1.002444	$1.007829	$0.979961	$1.003223

M&E - 2.00% - Landmark ML	$1.002444	$1.007829	$0.979961	$1.003223

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.002214	$1.007604	$0.979738	$1.002991

M&E - 2.30% - Landmark	$1.002101	$1.007487	$0.979627	$1.002880

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.002101	$1.007487	$0.979627	$1.002880

M&E - 2.30% - Huntington Landmark	$1.002101	$1.007487	$0.979627	$1.002880

M&E - 2.30% - Landmark ML	$1.002101	$1.007487	$0.979627	$1.002880

M&E - 2.35% - Freedom	$—	$—	$—	$1.002820

M&E - 2.45% - Landmark	$—	$—	$—	$1.002704

M&E - 2.45% - Landmark Select	$—	$—	$—	$1.002704

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$1.002704

M&E - 2.45% - Landmark ML	$—	$—	$—	$1.002704

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Assets
Investment in securities:
Number of shares - Initial	85,540.533	2,856,240.281	1,354,454.886	1,850,694.109

Cost	$798,351	$38,401,571	$9,178,877	$28,031,457

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$741,636	$30,704,583	$9,047,759	$27,612,356
Receivable for units sold	—	2	399	—

Total assets	741,636	30,704,585	9,048,158	27,612,356

Liabilities
Payable for units redeemed	2	—	—	9

	$741,634	$30,704,585	$9,048,158	$27,612,347

Net Assets:
Deferred annuity contracts terminable by owners	$741,634	$30,704,585	$9,048,158	$27,612,347

Total net assets	$741,634	$30,704,585	$9,048,158	$27,612,347

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	2,233,939.9652	610,674.2078	939,953.0551

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	578,722.3848	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	1,336,923.0266	836,429.0530	3,869,355.0849

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	4,137,757.8211	1,553,576.4787	3,345,937.5413

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	111,712.1699	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	7,494,055.4536	1,484,358.8313	2,834,212.1652

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	6,262,873.8227	1,330,553.0521	6,747,432.9131

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	23,261.6416	2,497.2462

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$1.138637	$1.577858	$2.042513

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.076087	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$1.153248	$1.572902	$1.882054

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$1.775888	$1.552970	$1.277807

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.064144	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$1.114532	$1.544499	$1.999243

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$1.743381	$1.524554	$1.254385

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.046476	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$1.110497	$1.514573	$1.812235

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.035095	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$1.353147	$1.409319	$2.200946

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$1.089754	$1.486339	$1.778471

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.019065	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$1.326857	$1.381950	$2.158253

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	15,791.278	15,264.706	7,889.273	47,169.761

Cost	$134,768	$122,151	$55,466	$519,961

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$140,069	$108,685	$63,035	$633,018
Receivable for units sold	3	8	8	1

Total assets	140,072	108,693	63,043	633,019

Liabilities
Payable for units redeemed	—	—	—	—

	$140,072	$108,693	$63,043	$633,019

Net Assets:
Deferred annuity contracts terminable by owners	$140,072	$108,693	$63,043	$633,019

Total net assets	$140,072	$108,693	$63,043	$633,019

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	134,308.7201	86,906.3026	87,478.3085	555,107.6128

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	3,166.8902	2,783.3819	—	84,181.5666

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	2,827.6437	13,647.0764	—	43,110.4986

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	28,776.8791	40,100.9532	—	79,229.6156

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.830901	$0.762029	$0.720672	$0.833463

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.827110	$0.758555	$0.717396	$0.829660

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.821495	$0.753393	$0.712513	$0.824033

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.817770	$0.749978	$0.709277	$0.820293

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.812222	$0.744905	$0.704479	$0.814734

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Assets
Investment in securities:
Number of shares - Initial	316.268	11,314.688	49,707.798	10,502.115

Cost	$2,499	$153,468	$543,465	$108,290

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$2,521	$163,724	$556,727	$114,683
Receivable for units sold	—	3	—	6

Total assets	2,521	163,727	556,727	114,689

Liabilities
Payable for units redeemed	—	—	3	—

	$2,521	$163,727	$556,724	$114,689

Net Assets:
Deferred annuity contracts terminable by owners	$2,521	$163,727	$556,724	$114,689

Total net assets	$2,521	$163,727	$556,724	$114,689

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	3,368.2463	170,390.6431	360,977.1560	109,247.1179

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	27,925.3096	138,333.1973	40,444.0992

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	2,324.4527	4,077.6074	1,158.2020

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	22,555.5041	23,059.8506

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.748352	$0.816647	$1.060597	$0.661610

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.744945	$0.812922	$1.055801	$0.658606

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.739870	$0.807395	$1.048607	$0.654114

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.736518	$0.803733	$1.043862	$0.651152

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.731530	$0.798286	$1.036818	$0.646734

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	25,629.797	6,976.246	48,143.054	300,217.435

Cost	$191,772	$61,302	$503,816	$3,421,086

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$195,812	$73,041	$559,422	$3,608,614
Receivable for units sold	5	1	—	—

Total assets	195,817	73,042	559,422	3,608,614

Liabilities
Payable for units redeemed	—	—	2	4

	$195,817	$73,042	$559,420	$3,608,610

Net Assets:
Deferred annuity contracts terminable by owners	$195,817	$73,042	$559,420	$3,608,610

Total net assets	$195,817	$73,042	$559,420	$3,608,610

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	173,824.2830	38,276.0088	536,976.0548	1,813,507.8791

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	21,065.7496	24,068.7496	109,918.4559	873,178.5975

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	22,253.0644	10,539.1519	39,924.8402	305,801.5472

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	3,528.7311

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	37,055.0085	20,599.0057	44,312.7664	28,086.0833

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	10,109.0535

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.773179	$0.786014	$0.766873	$1.190894

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.769653	$0.782444	$0.763402	$1.188221

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.764404	$0.777110	$0.758198	$1.184238

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
M&E - 1.95% - Huntington Landmark	$—	$—	$—	$1.182241

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.760952	$0.773580	$0.754753	$1.181581

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.755789	$0.768354	$0.749637	$1.177642

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$1.175665

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2009

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$8,045,550	$21,354,072	$42,498,665	$44,724,920
Expenses:
Administrative, mortality and expense risk charge	4,435,704	7,209,845	14,459,275	19,708,205

Net investment income (loss)	3,609,846	14,144,227	28,039,390	25,016,715

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	25,033,371	8,175,721	38,226,100	74,539,506
Proceeds from sales	51,313,962	136,029,785	127,438,230	138,188,185
Cost of investments sold	89,683,530	170,083,138	154,294,741	188,889,131

Net realized capital gains (losses) on investments	(13,336,197)	(25,877,632)	11,369,589	23,838,560

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(217,762,495)	(123,082,037)	(330,009,703)	(612,011,140)
End of period	(133,102,885)	(5,362,629)	(150,665,672)	(337,429,463)

Net change in unrealized appreciation/depreciation of investments	84,659,610	117,719,408	179,344,031	274,581,677

Net realized and unrealized capital gains (losses) on investments	71,323,413	91,841,776	190,713,620	298,420,237

Increase (decrease) in net assets from operations	$74,933,259	$105,986,003	$218,753,010	$323,436,952

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,434,963	$415,640	$1,673,382	$—
Expenses:
Administrative, mortality and expense risk charge	2,243,095	245,014	888,113	241,638

Net investment income (loss)	(808,132)	170,626	785,269	(241,638)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	172,065
Proceeds from sales	26,159,741	3,046,253	14,601,201	5,354,707
Cost of investments sold	37,539,341	5,319,722	23,371,265	7,148,106

Net realized capital gains (losses) on investments	(11,379,600)	(2,273,469)	(8,770,064)	(1,621,334)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(102,989,651)	(11,031,228)	(42,218,011)	(9,025,267)
End of period	(52,380,740)	(6,042,354)	(17,309,933)	46,838

Net change in unrealized appreciation/depreciation of investments	50,608,911	4,988,874	24,908,078	9,072,105

Net realized and unrealized capital gains (losses) on investments	39,229,311	2,715,405	16,138,014	7,450,771

Increase (decrease) in net assets from operations	$38,421,179	$2,886,031	$16,923,283	$7,209,133

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,239,968	$506,363	$28,830
Expenses:
Administrative, mortality and expense risk charge	587,085	959,145	412,475	276,043

Net investment income (loss)	(587,085)	280,823	93,888	(247,213)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	424,312	—
Proceeds from sales	7,436,675	18,859,264	4,531,007	4,263,805
Cost of investments sold	20,766,710	22,767,202	5,643,499	5,725,284

Net realized capital gains (losses) on investments	(13,330,035)	(3,907,938)	(688,180)	(1,461,479)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(50,100,713)	(6,798,393)	(8,105,371)	(8,220,010)
End of period	(24,977,773)	19,676,767	(750,148)	(19,139)

Net change in unrealized appreciation/depreciation of investments	25,122,940	26,475,160	7,355,223	8,200,871

Net realized and unrealized capital gains (losses) on investments	11,792,905	22,567,222	6,667,043	6,739,392

Increase (decrease) in net assets from operations	$11,205,820	$22,848,045	$6,760,931	$6,492,179

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,541,248	$224,858	$6,680,810	$119,083
Expenses:
Administrative, mortality and expense risk charge	1,028,436	411,938	1,111,925	528,755

Net investment income (loss)	512,812	(187,080)	5,568,885	(409,672)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,823,742	9,080,091	18,024,055	6,003,344
Cost of investments sold	13,987,194	11,952,429	23,414,642	9,819,515

Net realized capital gains (losses) on investments	(4,163,452)	(2,872,338)	(5,390,587)	(3,816,171)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(36,999,808)	(12,998,587)	(27,452,620)	(28,413,747)
End of period	(15,081,086)	(3,770,961)	243,676	(13,233,210)

Net change in unrealized appreciation/depreciation of investments	21,918,722	9,227,626	27,696,296	15,180,537

Net realized and unrealized capital gains (losses) on investments	17,755,270	6,355,288	22,305,709	11,364,366

Increase (decrease) in net assets from operations	$18,268,082	$6,168,208	$27,874,594	$10,954,694

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$773,301	$20,457,049	$1,748,433	$1,069,901
Expenses:
Administrative, mortality and expense risk charge	1,000,382	4,593,751	1,019,435	424,244

Net investment income (loss)	(227,081)	15,863,298	728,998	645,657

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	10,071,038	—	—
Proceeds from sales	15,710,861	36,944,113	15,273,251	15,567,542
Cost of investments sold	26,738,665	36,315,815	19,329,647	28,116,543

Net realized capital gains (losses) on investments	(11,027,804)	10,699,336	(4,056,396)	(12,549,001)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(35,863,942)	(10,344,892)	(44,408,325)	(19,857,469)
End of period	(15,779,406)	3,865,736	(24,826,950)	(844,743)

Net change in unrealized appreciation/depreciation of investments	20,084,536	14,210,628	19,581,375	19,012,726

Net realized and unrealized capital gains (losses) on investments	9,056,732	24,909,964	15,524,979	6,463,725

Increase (decrease) in net assets from operations	$8,829,651	$40,773,262	$16,253,977	$7,109,382

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,567,574	$2,461,943	$6,829,176	$521,092
Expenses:
Administrative, mortality and expense risk charge	2,297,800	1,707,836	2,525,597	1,645,802

Net investment income (loss)	1,269,774	754,107	4,303,579	(1,124,710)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,386,453	—
Proceeds from sales	54,022,435	79,229,396	29,374,750	19,056,112
Cost of investments sold	51,368,305	75,723,531	54,310,251	20,043,783

Net realized capital gains (losses) on investments	2,654,130	3,505,865	(23,549,048)	(987,671)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,835,849	5,593,067	(163,050,744)	(35,398,138)
End of period	7,222,385	4,273,276	(106,228,264)	6,456,889

Net change in unrealized appreciation/depreciation of investments	386,536	(1,319,791)	56,822,480	41,855,027

Net realized and unrealized capital gains (losses) on investments	3,040,666	2,186,074	33,273,432	40,867,356

Increase (decrease) in net assets from operations	$4,310,440	$2,940,181	$37,577,011	$39,742,646

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$144,992	$1,121,439	$412,815
Expenses:
Administrative, mortality and expense risk charge	848,221	1,421,362	1,736,486	4,870,409

Net investment income (loss)	(848,221)	(1,276,370)	(615,047)	(4,457,594)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,385,902	1,611,439	—	—
Proceeds from sales	11,748,826	21,703,396	20,358,376	242,248,144
Cost of investments sold	23,047,766	27,743,824	28,804,159	242,248,144

Net realized capital gains (losses) on investments	(8,913,038)	(4,428,989)	(8,445,783)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(47,846,766)	(47,322,360)	(43,303,616)	—
End of period	(19,634,126)	(21,075,171)	11,664,431	—

Net change in unrealized appreciation/depreciation of investments	28,212,640	26,247,189	54,968,047	—

Net realized and unrealized capital gains (losses) on investments	19,299,602	21,818,200	46,522,264	—

Increase (decrease) in net assets from operations	$18,451,381	$20,541,830	$45,907,217	$(4,457,594)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,751,258	$3,777,008	$80,810
Expenses:
Administrative, mortality and expense risk charge	363,762	1,513,605	1,686,199	338,580

Net investment income (loss)	(363,762)	1,237,653	2,090,809	(257,770)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,677,034	11,364,543	20,774,953	268,324
Cost of investments sold	4,311,308	17,295,454	11,980,471	283,444

Net realized capital gains (losses) on investments	365,726	(5,930,911)	8,794,482	(15,120)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,910,062)	(40,957,528)	(12,153,372)	(291,653)
End of period	4,345,820	(9,774,118)	18,562,326	4,270,757

Net change in unrealized appreciation/depreciation of investments	11,255,882	31,183,410	30,715,698	4,562,410

Net realized and unrealized capital gains (losses) on investments	11,621,608	25,252,499	39,510,180	4,547,290

Increase (decrease) in net assets from operations	$11,257,846	$26,490,152	$41,600,989	$4,289,520

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount(1)	Transamerica BlackRock Global Allocation VP - SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$235,538	$219,141	$1,483	$—
Expenses:
Administrative, mortality and expense risk charge	741,166	66,996	52,049	244,473

Net investment income (loss)	(505,628)	152,145	(50,566)	(244,473)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	338	—	755	—
Proceeds from sales	2,690,490	640,018	334,557	772,857
Cost of investments sold	3,144,779	861,340	286,461	670,515

Net realized capital gains (losses) on investments	(453,951)	(221,322)	48,851	102,342

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,934,487)	(410,295)	335	—
End of period	12,715,553	777,800	782,890	2,702,193

Net change in unrealized appreciation/depreciation of investments	14,650,040	1,188,095	782,555	2,702,193

Net realized and unrealized capital gains (losses) on investments	14,196,089	966,773	831,406	2,804,535

Increase (decrease) in net assets from operations	$13,690,461	$1,118,918	$780,840	$2,560,062

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica BlackRock Tactical Allocation VP - SC Subaccount(1)	Transamerica ProFunds UltraBear VP - SC OAM Subaccount(1)	Transamerica Foxhall Global Growth VP - SC Subaccount(1)	Transamerica Foxhall Global Conservative VP - SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	57,347	1,839	618	357

Net investment income (loss)	(57,347)	(1,839)	(618)	(357)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	311,044	1,260,915	649	33,845
Cost of investments sold	268,758	1,414,788	643	34,059

Net realized capital gains (losses) on investments	42,286	(153,873)	6	(214)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	662,568	(47,504)	7,561	(1,612)

Net change in unrealized appreciation/depreciation of investments	662,568	(47,504)	7,561	(1,612)

Net realized and unrealized capital gains (losses) on investments	704,854	(201,377)	7,567	(1,826)

Increase (decrease) in net assets from operations	$647,507	$(203,216)	$6,949	$(2,183)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount(1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount(1)	Transamerica Hanlon Growth VP - SC Subaccount(1)	Transamerica Hanlon Growth and Income VP - SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,273	1,706	429	172

Net investment income (loss)	(1,273)	(1,706)	(429)	(172)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,263	1,427	705	651
Cost of investments sold	3,261	1,427	702	650

Net realized capital gains (losses) on investments	2	—	3	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(4,832)	23,477	9,263	3,760

Net change in unrealized appreciation/depreciation of investments	(4,832)	23,477	9,263	3,760

Net realized and unrealized capital gains (losses) on investments	(4,830)	23,477	9,266	3,761

Increase (decrease) in net assets from operations	$(6,103)	$21,771	$8,837	$3,589

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Balanced VP - SC Subaccount(1)	Transamerica Hanlon Managed Income VP - SC Subaccount(1)	Transamerica Index 35 VP - SC Subaccount(1)	Transamerica Index 100 VP - SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	844	4,831	136	58

Net investment income (loss)	(844)	(4,831)	(136)	(58)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,375	547	773	659
Cost of investments sold	2,344	547	768	652

Net realized capital gains (losses) on investments	31	—	5	7

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	15,704	13,224	(855)	872

Net change in unrealized appreciation/depreciation of investments	15,704	13,224	(855)	872

Net realized and unrealized capital gains (losses) on investments	15,735	13,224	(850)	879

Increase (decrease) in net assets from operations	$14,891	$8,393	$(986)	$821

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$255,197	$15,167	$1,328,559
Expenses:
Administrative, mortality and expense risk charge	62	295,097	74,614	549,752

Net investment income (loss)	(62)	(39,900)	(59,447)	778,807

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	765	3,531,169	597,444	8,568,410
Cost of investments sold	759	7,615,789	764,263	12,661,938

Net realized capital gains (losses) on investments	6	(4,084,620)	(166,819)	(4,093,528)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(20,493,187)	(2,109,138)	(26,492,670)
End of period	1,282	(8,706,386)	(955,642)	(16,799,350)

Net change in unrealized appreciation/depreciation of investments	1,282	11,786,801	1,153,496	9,693,320

Net realized and unrealized capital gains (losses) on investments	1,288	7,702,181	986,677	5,599,792

Increase (decrease) in net assets from operations	$1,226	$7,662,281	$927,230	$6,378,599

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen- Enterprise Subaccount	Janus Aspen Perkins-Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$43,678	$—	$9,766
Expenses:
Administrative, mortality and expense risk charge	261,852	81,089	246,755	40,960

Net investment income (loss)	(261,852)	(37,411)	(246,755)	(31,194)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	78,410
Proceeds from sales	3,046,314	1,590,716	6,628,531	476,530
Cost of investments sold	2,970,560	1,345,611	10,065,531	402,698

Net realized capital gains (losses) on investments	75,754	245,105	(3,437,000)	152,242

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,905,673)	9,888	(10,044,172)	(687,075)
End of period	1,733,975	1,111,085	(254,899)	(10,970)

Net change in unrealized appreciation/depreciation of investments	5,639,648	1,101,197	9,789,273	676,105

Net realized and unrealized capital gains (losses) on investments	5,715,402	1,346,302	6,352,273	828,347

Increase (decrease) in net assets from operations	$5,453,550	$1,308,891	$6,105,518	$797,153

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$360,361	$—	$1,970,718	$1,762,364
Expenses:
Administrative, mortality and expense risk charge	402,499	231,834	863,910	2,195,504

Net investment income (loss)	(42,138)	(231,834)	1,106,808	(433,140)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	42,751
Proceeds from sales	6,422,759	2,708,259	9,756,428	21,949,579
Cost of investments sold	8,245,995	4,600,704	12,530,156	30,120,019

Net realized capital gains (losses) on investments	(1,823,236)	(1,892,445)	(2,773,728)	(8,127,689)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(15,022,412)	(8,755,809)	(17,524,589)	(110,979,245)
End of period	(4,939,560)	680,902	(6,994,470)	(58,250,592)

Net change in unrealized appreciation/depreciation of investments	10,082,852	9,436,711	10,530,119	52,728,653

Net realized and unrealized capital gains (losses) on investments	8,259,616	7,544,266	7,756,391	44,600,964

Increase (decrease) in net assets from operations	$8,217,478	$7,312,432	$8,863,199	$44,167,824

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$830,341	$43,009	$3,849	$768,040
Expenses:
Administrative, mortality and expense risk charge	594,548	316,651	24,515	2,529,619

Net investment income (loss)	235,793	(273,642)	(20,666)	(1,761,579)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	19,192	—	875,080
Proceeds from sales	9,001,049	6,478,584	493,434	34,417,297
Cost of investments sold	15,759,631	8,963,736	531,184	39,690,391

Net realized capital gains (losses) on investments	(6,758,582)	(2,465,960)	(37,750)	(4,398,014)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(35,330,781)	(14,142,013)	(483,134)	(95,382,240)
End of period	(18,838,579)	(6,446,026)	195,521	(34,273,498)

Net change in unrealized appreciation/depreciation of investments	16,492,202	7,695,987	678,655	61,108,742

Net realized and unrealized capital gains (losses) on investments	9,733,620	5,230,027	640,905	56,710,728

Increase (decrease) in net assets from operations	$9,969,413	$4,956,385	$620,239	$54,949,149

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Net investment income (loss)
Income:
Dividends	$156,782	$262,045	$1,288,296	$134,069
Expenses:
Administrative, mortality and expense risk charge	638,713	151,882	259,268	98,105

Net investment income (loss)	(481,931)	110,163	1,029,028	35,964

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	29,290	—	—
Proceeds from sales	10,692,493	1,591,724	2,583,044	2,651,346
Cost of investments sold	22,524,863	1,707,297	3,609,878	4,489,635

Net realized capital gains (losses) on investments	(11,832,370)	(86,283)	(1,026,834)	(1,838,289)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(48,939,054)	(620,042)	(3,980,629)	(2,407,953)
End of period	(17,065,897)	3,083,958	1,469,387	802,331

Net change in unrealized appreciation/depreciation of investments	31,873,157	3,704,000	5,450,016	3,210,284

Net realized and unrealized capital gains (losses) on investments	20,040,787	3,617,717	4,423,182	1,371,995

Increase (decrease) in net assets from operations	$19,558,856	$3,727,880	$5,452,210	$1,407,959

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	American Funds – Asset Allocation Fund Subaccount(1)	American Funds – Bond Fund Subaccount(1)
Net investment income (loss)
Income:
Dividends	$478,237	$569,011	$366	$1,915
Expenses:
Administrative, mortality and expense risk charge	265,966	179,806	232	157

Net investment income (loss)	212,271	389,205	134	1,758

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	589,982	—	—	—
Proceeds from sales	5,452,899	1,844,389	579	600
Cost of investments sold	9,539,098	1,522,179	574	601

Net realized capital gains (losses) on investments	(3,496,217)	322,210	5	(1)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,491,657)	15,004	—	—
End of period	937,574	3,011,366	(145)	(3,259)

Net change in unrealized appreciation/depreciation of investments	8,429,231	2,996,362	(145)	(3,259)

Net realized and unrealized capital gains (losses) on investments	4,933,014	3,318,572	(140)	(3,260)

Increase (decrease) in net assets from operations	$5,145,285	$3,707,777	$(6)	$(1,502)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	American Funds – Growth Fund Subaccount(1)	American Funds – Growth–Income Fund Subaccount(1)	American Funds – International Fund Subaccount(1)	GE Investments Total Return Fund Subaccount(1)
Net investment income (loss)
Income:
Dividends	$262	$596	$328	$1,097
Expenses:
Administrative, mortality and expense risk charge	79	59	50	97

Net investment income (loss)	183	537	278	1,000

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,127	550	526	10,771
Cost of investments sold	3,083	545	522	10,590

Net realized capital gains (losses) on investments	44	5	4	181

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	728	135	415	(224)

Net change in unrealized appreciation/depreciation of investments	728	135	415	(224)

Net realized and unrealized capital gains (losses) on investments	772	140	419	(43)

Increase (decrease) in net assets from operations	$955	$677	$697	$957

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$82	$562,339	$731,974	$474,812
Expenses:
Administrative, mortality and expense risk charge	9,344	394,964	111,456	355,513

Net investment income (loss)	(9,262)	167,375	620,518	119,299

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,002	—	—	—
Proceeds from sales	215,171	4,388,505	2,257,229	3,541,806
Cost of investments sold	319,692	5,393,319	3,078,489	3,865,484

Net realized capital gains (losses) on investments	(100,519)	(1,004,814)	(821,260)	(323,678)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(307,292)	(15,630,105)	(3,756,501)	(5,124,005)
End of period	(56,715)	(7,696,988)	(131,118)	(419,101)

Net change in unrealized appreciation/depreciation of investments	250,577	7,933,117	3,625,383	4,704,904

Net realized and unrealized capital gains (losses) on investments	150,058	6,928,303	2,804,123	4,381,226

Increase (decrease) in net assets from operations	$140,796	$7,095,678	$3,424,641	$4,500,525

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$189
Expenses:
Administrative, mortality and expense risk charge	1,092	1,213	451	5,825

Net investment income (loss)	(1,092)	(1,213)	(451)	(5,636)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,229	15,677	5,272	118,554
Cost of investments sold	3,822	26,765	8,252	173,520

Net realized capital gains (losses) on investments	(1,593)	(11,088)	(2,980)	(54,966)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,143)	(37,079)	(7,311)	(75,501)
End of period	5,301	(13,466)	7,569	113,057

Net change in unrealized appreciation/depreciation of investments	23,444	23,613	14,880	188,558

Net realized and unrealized capital gains (losses) on investments	21,851	12,525	11,900	133,592

Increase (decrease) in net assets from operations	$20,759	$11,312	$11,449	$127,956

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	2	839	6,263	886

Net investment income (loss)	(2)	(839)	(6,263)	(886)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2	5,388	166,929	15,716
Cost of investments sold	2	7,270	176,250	32,690

Net realized capital gains (losses) on investments	—	(1,882)	(9,321)	(16,974)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(12,319)	(21,034)	(28,486)
End of period	22	10,256	13,262	6,393

Net change in unrealized appreciation/depreciation of investments	22	22,575	34,296	34,879

Net realized and unrealized capital gains (losses) on investments	22	20,693	24,975	17,905

Increase (decrease) in net assets from operations	$20	$19,854	$18,712	$17,019

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2,540
Expenses:
Administrative, mortality and expense risk charge	1,267	621	4,564	14,937

Net investment income (loss)	(1,267)	(621)	(4,564)	(12,397)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,244	6,978	67,590	41,184
Cost of investments sold	6,612	10,926	92,090	37,346

Net realized capital gains (losses) on investments	(2,368)	(3,948)	(24,500)	3,838

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,428)	(6,633)	(69,364)	399
End of period	4,040	11,739	55,606	187,528

Net change in unrealized appreciation/depreciation of investments	26,468	18,372	124,970	187,129

Net realized and unrealized capital gains (losses) on investments	24,100	14,424	100,470	190,967

Increase (decrease) in net assets from operations	$22,833	$13,803	$95,906	$178,570

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$3,609,846	$5,570,752	$14,144,227	$7,041,104
Net realized capital gains (losses) on investments	(13,336,197)	72,913,735	(25,877,632)	78,798
Net change in unrealized appreciation/depreciation of investments	84,659,610	(287,439,492)	117,719,408	(120,941,442)

Increase (decrease) in net assets from operations	74,933,259	(208,955,005)	105,986,003	(113,821,540)

Contract transactions
Net contract purchase payments	12,863,074	11,147,802	67,917,476	50,517,905
Transfer payments from (to) other subaccounts or general account	1,596,336	(50,274,022)	30,023,631	140,918,946
Contract terminations, withdrawals, and other deductions	(15,583,444)	(30,411,876)	(40,215,276)	(50,201,467)
Contract maintenance charges	(1,718,172)	(1,925,478)	(2,532,665)	(2,058,113)

Increase (decrease) in net assets from contract transactions	(2,842,206)	(71,463,574)	55,193,166	139,177,271

Net increase (decrease) in net assets	72,091,053	(280,418,579)	161,179,169	25,355,731

Net assets:
Beginning of the period	283,936,866	564,355,445	400,340,125	374,984,394

End of the period	$356,027,919	$283,936,866	$561,519,294	$400,340,125

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$28,039,390	$20,333,168	$25,016,715	$22,665,662
Net realized capital gains (losses) on investments	11,369,589	112,721,143	23,838,560	208,303,096
Net change in unrealized appreciation/depreciation of investments	179,344,031	(464,577,899)	274,581,677	(830,729,194)

Increase (decrease) in net assets from operations	218,753,010	(331,523,588)	323,436,952	(599,760,436)

Contract transactions
Net contract purchase payments	111,714,879	125,691,914	195,857,251	243,681,036
Transfer payments from (to) other subaccounts or general account	70,769,435	(15,348,465)	63,639,969	(142,023,605)
Contract terminations, withdrawals, and other deductions	(69,327,162)	(85,306,884)	(71,089,416)	(98,089,577)
Contract maintenance charges	(5,563,908)	(4,774,677)	(8,834,278)	(7,468,379)

Increase (decrease) in net assets from contract transactions	107,593,244	20,261,888	179,573,526	(3,900,525)

Net increase (decrease) in net assets	326,346,254	(311,261,700)	503,010,478	(603,660,961)

Net assets:
Beginning of the period	856,542,397	1,167,804,097	1,168,981,435	1,772,642,396

End of the period	$1,182,888,651	$856,542,397	$1,671,991,913	$1,168,981,435

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica American Century Large Company Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(808,132)	$(3,107,517)	$170,626	$222,280
Net realized capital gains (losses) on investments	(11,379,600)	14,654,698	(2,273,469)	(929,896)
Net change in unrealized appreciation/depreciation of investments	50,608,911	(160,336,843)	4,988,874	(11,347,370)

Increase (decrease) in net assets from operations	38,421,179	(148,789,662)	2,886,031	(12,054,986)

Contract transactions
Net contract purchase payments	1,289,886	2,036,122	212,787	112,237
Transfer payments from (to) other subaccounts or general account	(8,565,426)	(12,809,680)	(371,073)	(4,891,544)
Contract terminations, withdrawals, and other deductions	(11,568,893)	(26,092,125)	(1,305,328)	(2,348,387)
Contract maintenance charges	(713,347)	(864,784)	(91,808)	(115,152)

Increase (decrease) in net assets from contract transactions	(19,557,780)	(37,730,467)	(1,555,422)	(7,242,846)

Net increase (decrease) in net assets	18,863,399	(186,520,129)	1,330,609	(19,297,832)

Net assets:
Beginning of the period	154,901,502	341,421,631	17,514,574	36,812,406

End of the period	$173,764,901	$154,901,502	$18,845,183	$17,514,574

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Science & Technology VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$785,269	$3,258,427	$(241,638)	$(318,981)
Net realized capital gains (losses) on investments	(8,770,064)	2,604,225	(1,621,334)	1,091,075
Net change in unrealized appreciation/depreciation of investments	24,908,078	(43,677,054)	9,072,105	(15,010,988)

Increase (decrease) in net assets from operations	16,923,283	(37,814,402)	7,209,133	(14,238,894)

Contract transactions
Net contract purchase payments	1,248,496	951,112	1,330,394	398,556
Transfer payments from (to) other subaccounts or general account	(2,819,876)	(13,417,696)	2,070,637	(2,794,267)
Contract terminations, withdrawals, and other deductions	(4,505,518)	(7,064,714)	(864,050)	(1,791,457)
Contract maintenance charges	(331,490)	(370,140)	(96,700)	(103,501)

Increase (decrease) in net assets from contract transactions	(6,408,388)	(19,901,438)	2,440,281	(4,290,669)

Net increase (decrease) in net assets	10,514,895	(57,715,840)	9,649,414	(18,529,563)

Net assets:
Beginning of the period	59,550,150	117,265,990	13,508,045	32,037,608

End of the period	$70,065,045	$59,550,150	$23,157,459	$13,508,045

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica Templeton Global VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(587,085)	$3,369,169	$280,823	$84,501
Net realized capital gains (losses) on investments	(13,330,035)	7,185,038	(3,907,938)	365,762
Net change in unrealized appreciation/depreciation of investments	25,122,940	(44,575,900)	26,475,160	(12,803,355)

Increase (decrease) in net assets from operations	11,205,820	(34,021,693)	22,848,045	(12,353,092)

Contract transactions
Net contract purchase payments	948,165	781,467	1,358,365	481,777
Transfer payments from (to) other subaccounts or general account	562,168	(14,268,605)	60,752,394	(2,304,150)
Contract terminations, withdrawals, and other deductions	(2,700,514)	(5,514,093)	(4,765,397)	(1,948,883)
Contract maintenance charges	(218,608)	(275,255)	(289,374)	(88,680)

Increase (decrease) in net assets from contract transactions	(1,408,789)	(19,276,486)	57,055,988	(3,859,936)

Net increase (decrease) in net assets	9,797,031	(53,298,179)	79,904,033	(16,213,028)

Net assets:
Beginning of the period	39,869,448	93,167,627	13,594,435	29,807,463

End of the period	$49,666,479	$39,869,448	$93,498,468	$13,594,435

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica Jennison Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$93,888	$106,458	$(247,213)	$(299,284)
Net realized capital gains (losses) on investments	(688,180)	2,332,563	(1,461,479)	685,654
Net change in unrealized appreciation/depreciation of investments	7,355,223	(13,080,082)	8,200,871	(10,316,410)

Increase (decrease) in net assets from operations	6,760,931	(10,641,061)	6,492,179	(9,930,040)

Contract transactions
Net contract purchase payments	6,517,414	3,964,415	590,759	167,235
Transfer payments from (to) other subaccounts or general account	4,839,969	550,262	4,028,708	(792,843)
Contract terminations, withdrawals, and other deductions	(1,497,426)	(2,704,146)	(1,256,201)	(2,262,180)
Contract maintenance charges	(168,141)	(122,455)	(84,829)	(71,751)

Increase (decrease) in net assets from contract transactions	9,691,816	1,688,076	3,278,437	(2,959,539)

Net increase (decrease) in net assets	16,452,747	(8,952,985)	9,770,616	(12,889,579)

Net assets:
Beginning of the period	21,423,465	30,376,450	15,596,912	28,486,491

End of the period	$37,876,212	$21,423,465	$25,367,528	$15,596,912

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica Marsico Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$512,812	$4,028,012	$(187,080)	$(289,747)
Net realized capital gains (losses) on investments	(4,163,452)	17,383,443	(2,872,338)	2,932,549
Net change in unrealized appreciation/depreciation of investments	21,918,722	(65,261,560)	9,227,626	(23,477,255)

Increase (decrease) in net assets from operations	18,268,082	(43,850,105)	6,168,208	(20,834,453)

Contract transactions
Net contract purchase payments	166,422	790,608	883,574	900,934
Transfer payments from (to) other subaccounts or general account	6,701,079	(3,605,667)	(1,932,019)	(2,021,698)
Contract terminations, withdrawals, and other deductions	(4,744,827)	(13,296,822)	(2,001,883)	(3,188,956)
Contract maintenance charges	(390,719)	(425,177)	(134,311)	(157,089)

Increase (decrease) in net assets from contract transactions	1,731,955	(16,537,058)	(3,184,639)	(4,466,809)

Net increase (decrease) in net assets	20,000,037	(60,387,163)	2,983,569	(25,301,262)

Net assets:
Beginning of the period	65,362,497	125,749,660	27,984,529	53,285,791

End of the period	$85,362,534	$65,362,497	$30,968,098	$27,984,529

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$5,568,885	$5,634,854	$(409,672)	$1,095,269
Net realized capital gains (losses) on investments	(5,390,587)	(6,389,936)	(3,816,171)	11,841,265
Net change in unrealized appreciation/depreciation of investments	27,696,296	(18,612,782)	15,180,537	(40,078,276)

Increase (decrease) in net assets from operations	27,874,594	(19,367,864)	10,954,694	(27,141,742)

Contract transactions
Net contract purchase payments	2,779,151	812,941	989,660	379,164
Transfer payments from (to) other subaccounts or general account	21,603,747	(8,344,828)	(657,558)	(7,735,799)
Contract terminations, withdrawals, and other deductions	(7,037,472)	(7,301,296)	(2,830,242)	(4,796,240)
Contract maintenance charges	(366,114)	(292,546)	(205,826)	(233,002)

Increase (decrease) in net assets from contract transactions	16,979,312	(15,125,729)	(2,703,966)	(12,385,877)

Net increase (decrease) in net assets	44,853,906	(34,493,593)	8,250,728	(39,527,619)

Net assets:
Beginning of the period	52,752,860	87,246,453	33,640,632	73,168,251

End of the period	$97,606,766	$52,752,860	$41,891,360	$33,640,632

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(227,081)	$(440,948)	$15,863,298	$10,663,669
Net realized capital gains (losses) on investments	(11,027,804)	8,317,550	10,699,336	1,146,106
Net change in unrealized appreciation/depreciation of investments	20,084,536	(40,713,918)	14,210,628	(23,268,306)

Increase (decrease) in net assets from operations	8,829,651	(32,837,316)	40,773,262	(11,458,531)

Contract transactions
Net contract purchase payments	2,218,404	1,544,777	37,035,262	9,276,758
Transfer payments from (to) other subaccounts or general account	134,885,695	(6,648,592)	114,258,188	37,071,789
Contract terminations, withdrawals, and other deductions	(5,214,017)	(7,201,708)	(28,010,230)	(23,199,303)
Contract maintenance charges	(355,754)	(316,046)	(1,563,055)	(1,067,427)

Increase (decrease) in net assets from contract transactions	131,534,328	(12,621,569)	121,720,165	22,081,817

Net increase (decrease) in net assets	140,363,979	(45,458,885)	162,493,427	10,623,286

Net assets:
Beginning of the period	57,622,753	103,081,638	232,447,318	221,824,032

End of the period	$197,986,732	$57,622,753	$394,940,745	$232,447,318

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Focus VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$728,998	$635,061	$645,657	$1,759,511
Net realized capital gains (losses) on investments	(4,056,396)	17,231,673	(12,549,001)	2,382,186
Net change in unrealized appreciation/depreciation of investments	19,581,375	(64,609,192)	19,012,726	(22,679,340)

Increase (decrease) in net assets from operations	16,253,977	(46,742,458)	7,109,382	(18,537,643)

Contract transactions
Net contract purchase payments	483,935	779,189	650,923	572,044
Transfer payments from (to) other subaccounts or general account	(6,779,631)	(14,697,067)	1,643,457	(5,034,329)
Contract terminations, withdrawals, and other deductions	(5,072,062)	(9,212,110)	(2,578,014)	(3,187,060)
Contract maintenance charges	(399,669)	(474,870)	(139,219)	(156,489)

Increase (decrease) in net assets from contract transactions	(11,767,427)	(23,604,858)	(422,853)	(7,805,834)

Net increase (decrease) in net assets	4,486,550	(70,347,316)	6,686,529	(26,343,477)

Net assets:
Beginning of the period	70,947,292	141,294,608	26,654,279	52,997,756

End of the period	$75,433,842	$70,947,292	$33,340,808	$26,654,279

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,269,774	$757,531	$754,107	$122,591
Net realized capital gains (losses) on investments	2,654,130	(975,489)	3,505,865	114,064
Net change in unrealized appreciation/depreciation of investments	386,536	8,326,344	(1,319,791)	5,570,848

Increase (decrease) in net assets from operations	4,310,440	8,108,386	2,940,181	5,807,503

Contract transactions
Net contract purchase payments	40,703,014	7,051,517	—	0
Transfer payments from (to) other subaccounts or general account	(15,084,789)	46,543,918	(48,727,831)	135,553,655
Contract terminations, withdrawals, and other deductions	(16,460,578)	(15,190,371)	(8,365,234)	(5,282,757)
Contract maintenance charges	(694,826)	(456,495)	(1,016,597)	(403,118)

Increase (decrease) in net assets from contract transactions	8,462,821	37,948,569	(58,109,662)	129,867,780

Net increase (decrease) in net assets	12,773,261	46,056,955	(55,169,481)	135,675,283

Net assets:
Beginning of the period	157,185,721	111,128,766	141,241,498	5,566,215

End of the period	$169,958,982	$157,185,721	$86,072,017	$141,241,498

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Growth Stock VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$4,303,579	$5,586,140	$(1,124,710)	$(1,103,532)
Net realized capital gains (losses) on investments	(23,549,048)	66,208,961	(987,671)	11,664,642
Net change in unrealized appreciation/depreciation of investments	56,822,480	(188,399,236)	41,855,027	(96,074,376)

Increase (decrease) in net assets from operations	37,577,011	(116,604,135)	39,742,646	(85,513,266)

Contract transactions
Net contract purchase payments	1,374,939	1,687,472	1,551,977	825,752
Transfer payments from (to) other subaccounts or general account	(9,717,318)	(26,917,922)	(4,403,461)	(15,741,183)
Contract terminations, withdrawals, and other deductions	(13,490,666)	(25,954,880)	(8,073,171)	(15,319,505)
Contract maintenance charges	(750,284)	(886,926)	(495,457)	(549,318)

Increase (decrease) in net assets from contract transactions	(22,583,329)	(52,072,256)	(11,420,112)	(30,784,254)

Net increase (decrease) in net assets	14,993,682	(168,676,391)	28,322,534	(116,297,520)

Net assets:
Beginning of the period	181,872,258	350,548,649	104,327,656	220,625,176

End of the period	$196,865,940	$181,872,258	$132,650,190	$104,327,656

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount		Transamerica Van Kampen Active International Allocation VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(848,221)	$123,184	$(1,276,370)	$5,874,474
Net realized capital gains (losses) on investments	(8,913,038)	7,977,694	(4,428,989)	28,932,827
Net change in unrealized appreciation/depreciation of investments	28,212,640	(43,026,520)	26,247,189	(111,736,860)

Increase (decrease) in net assets from operations	18,451,381	(34,925,642)	20,541,830	(76,929,559)

Contract transactions
Net contract purchase payments	1,546,110	869,258	1,276,879	1,338,919
Transfer payments from (to) other subaccounts or general account	(2,626,941)	(8,434,033)	(3,417,617)	(13,271,262)
Contract terminations, withdrawals, and other deductions	(3,686,514)	(6,710,395)	(7,255,777)	(16,232,547)
Contract maintenance charges	(320,278)	(349,988)	(431,685)	(536,682)

Increase (decrease) in net assets from contract transactions	(5,087,623)	(14,625,158)	(9,828,200)	(28,701,572)

Net increase (decrease) in net assets	13,363,758	(49,550,800)	10,713,630	(105,631,131)

Net assets:
Beginning of the period	55,249,620	104,800,420	101,691,108	207,322,239

End of the period	$68,613,378	$55,249,620	$112,404,738	$101,691,108

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Large Cap Core VP Subaccount		Transamerica Money Market VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(615,047)	$2,465,133	$(4,457,594)	$2,242,942
Net realized capital gains (losses) on investments	(8,445,783)	12,025,080	—	(3,064)
Net change in unrealized appreciation/depreciation of investments	54,968,047	(67,284,739)	—	—

Increase (decrease) in net assets from operations	45,907,217	(52,794,526)	(4,457,594)	2,239,878

Contract transactions
Net contract purchase payments	983,372	840,449	60,086,875	45,548,665
Transfer payments from (to) other subaccounts or general account	61,112,270	(3,623,401)	(97,259,494)	237,719,305
Contract terminations, withdrawals, and other deductions	(10,621,765)	(13,272,576)	(83,340,207)	(100,083,471)
Contract maintenance charges	(422,870)	(209,429)	(1,796,100)	(1,314,393)

Increase (decrease) in net assets from contract transactions	51,051,007	(16,264,957)	(122,308,926)	181,870,106

Net increase (decrease) in net assets	96,958,224	(69,059,483)	(126,766,520)	184,109,984

Net assets:
Beginning of the period	65,477,186	134,536,669	390,109,230	205,999,246

End of the period	$162,435,410	$65,477,186	$263,342,710	$390,109,230

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount		Transamerica International Moderate Growth VP - SC Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(363,762)	$204,911	$1,237,653	$803,082
Net realized capital gains (losses) on investments	365,726	2,820,414	(5,930,911)	904,843
Net change in unrealized appreciation/depreciation of investments	11,255,882	(22,426,693)	31,183,410	(42,897,353)

Increase (decrease) in net assets from operations	11,257,846	(19,401,368)	26,490,152	(41,189,428)

Contract transactions
Net contract purchase payments	1,293,013	540,160	36,268,791	43,084,876
Transfer payments from (to) other subaccounts or general account	2,160,167	(3,245,239)	3,755,346	5,114,861
Contract terminations, withdrawals, and other deductions	(1,612,613)	(2,597,391)	(4,635,155)	(5,378,388)
Contract maintenance charges	(129,920)	(142,995)	(792,907)	(470,299)

Increase (decrease) in net assets from contract transactions	1,710,647	(5,445,465)	34,596,075	42,351,050

Net increase (decrease) in net assets	12,968,493	(24,846,833)	61,086,227	1,161,622

Net assets:
Beginning of the period	20,184,740	45,031,573	78,605,551	77,443,929

End of the period	$33,153,233	$20,184,740	$139,691,778	$78,605,551

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Small/Mid Cap Value VP Subaccount		Transamerica Index 50 VP - SC Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$2,090,809	$647,377	$(257,770)	$(20,376)
Net realized capital gains (losses) on investments	8,794,482	36,900,234	(15,120)	(15,130)
Net change in unrealized appreciation/depreciation of investments	30,715,698	(123,239,824)	4,562,410	(291,653)

Increase (decrease) in net assets from operations	41,600,989	(85,692,213)	4,289,520	(327,159)

Contract transactions
Net contract purchase payments	1,823,721	698,319	22,468,711	3,819,082
Transfer payments from (to) other subaccounts or general account	(5,732,086)	(13,876,592)	17,343,015	2,184,445
Contract terminations, withdrawals, and other deductions	(11,225,130)	(21,727,796)	(256,188)	(187,885)
Contract maintenance charges	(376,379)	(445,451)	(56,431)	—

Increase (decrease) in net assets from contract transactions	(15,509,874)	(35,351,520)	39,499,107	5,815,642

Net increase (decrease) in net assets	26,091,115	(121,043,733)	43,788,627	5,488,483

Net assets:
Beginning of the period	111,735,406	232,779,139	5,488,483	—

End of the period	$137,826,521	$111,735,406	$49,277,110	$5,488,483

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP - SC Subaccount		Transamerica Value Balanced VP - SC Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$(505,628)	$(65,801)	$152,145	$64,961
Net realized capital gains (losses) on investments	(453,951)	(108,725)	(221,322)	(100,995)
Net change in unrealized appreciation/depreciation of investments	14,650,040	(1,934,487)	1,188,095	(410,295)

Increase (decrease) in net assets from operations	13,690,461	(2,109,013)	1,118,918	(446,329)

Contract transactions
Net contract purchase payments	55,472,202	13,084,309	4,604,260	2,256,883
Transfer payments from (to) other subaccounts or general account	12,723,785	4,064,751	678,228	180,458
Contract terminations, withdrawals, and other deductions	(1,339,721)	(267,892)	(198,288)	(9,756)
Contract maintenance charges	(166,351)	(110)	(5,852)	(168)

Increase (decrease) in net assets from contract transactions	66,689,915	16,881,058	5,078,348	2,427,417

Net increase (decrease) in net assets	80,380,376	14,772,045	6,197,266	1,981,088

Net assets:
Beginning of the period	14,772,045	—	1,981,088	—

End of the period	$95,152,421	$14,772,045	$8,178,354	$1,981,088

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Efficient Markets VP - SC Subaccount		Transamerica BlackRock Global Allocation VP - SC Subaccount	Transamerica BlackRock Tactical Allocation VP - SC Subaccount
	2009(1)	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(50,566)	$(9)	$(244,473)	$(57,347)
Net realized capital gains (losses) on investments	48,851	(383)	102,342	42,286
Net change in unrealized appreciation/depreciation of investments	782,555	335	2,702,193	662,568

Increase (decrease) in net assets from operations	780,840	(57)	2,560,062	647,507

Contract transactions
Net contract purchase payments	7,104,833	53,434	42,507,822	10,594,599
Transfer payments from (to) other subaccounts or general account	880,480	3,834	24,203,139	6,502,349
Contract terminations, withdrawals, and other deductions	(20,045)	(3,230)	(324,411)	(40,198)
Contract maintenance charges	(1,296)	—	(47,417)	(21,085)

Increase (decrease) in net assets from contract transactions	7,963,972	54,038	66,339,133	17,035,665

Net increase (decrease) in net assets	8,744,812	53,981	68,899,195	17,683,172

Net assets:
Beginning of the period	53,981	—	—	—

End of the period	$8,798,793	$53,981	$68,899,195	$17,683,172

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica ProFunds UltraBear VP - SC OAM Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount	Transamerica Foxhall Global Hard Asset VP - SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(1,839)	$(618)	$(357)	$(1,273)
Net realized capital gains (losses) on investments	(153,873)	6	(214)	2
Net change in unrealized appreciation/depreciation of investments	(47,504)	7,561	(1,612)	(4,832)

Increase (decrease) in net assets from operations	(203,216)	6,949	(2,183)	(6,103)

Contract transactions
Net contract purchase payments	—	355,007	432,723	364,790
Transfer payments from (to) other subaccounts or general account	574,511	473,512	301,207	1,073,879
Contract terminations, withdrawals, and other deductions	(11,342)	(606)	(600)	(779)
Contract maintenance charges	(274)	(47)	—	(56)

Increase (decrease) in net assets from contract transactions	562,895	827,866	733,330	1,437,834

Net increase (decrease) in net assets	359,679	834,815	731,147	1,431,731

Net assets:
Beginning of the period	—	—	—	—

End of the period	$359,679	$834,815	$731,147	$1,431,731

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount	Transamerica Hanlon Balanced VP - SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(1,706)	$(429)	$(172)	$(844)
Net realized capital gains (losses) on investments	—	3	1	31
Net change in unrealized appreciation/depreciation of investments	23,477	9,263	3,760	15,704

Increase (decrease) in net assets from operations	21,771	8,837	3,589	14,891

Contract transactions
Net contract purchase payments	501,401	321,799	253,024	563,849
Transfer payments from (to) other subaccounts or general account	1,448,636	274,922	142,216	588,644
Contract terminations, withdrawals, and other deductions	(781)	(600)	(600)	(2,104)
Contract maintenance charges	(145)	(11)	—	(25)

Increase (decrease) in net assets from contract transactions	1,949,111	596,110	394,640	1,150,364

Net increase (decrease) in net assets	1,970,882	604,947	398,229	1,165,255

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,970,882	$604,947	$398,229	$1,165,255

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Managed Income VP - SC Subaccount	Transamerica Index 35 VP - SC Subaccount	Transamerica Index 100 VP - SC Subaccount	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(4,831)	$(136)	$(58)	$(62)
Net realized capital gains (losses) on investments	—	5	7	6
Net change in unrealized appreciation/depreciation of investments	13,224	(855)	872	1,282

Increase (decrease) in net assets from operations	8,393	(986)	821	1,226

Contract transactions
Net contract purchase payments	4,590,389	197,709	106,776	21,050
Transfer payments from (to) other subaccounts or general account	4,990,379	10,563	190,846	58,907
Contract terminations, withdrawals, and other deductions	(3,041)	(669)	(606)	(606)
Contract maintenance charges	(847)	—	—	(107)

Increase (decrease) in net assets from contract transactions	9,576,880	207,603	297,016	79,244

Net increase (decrease) in net assets	9,585,273	206,617	297,837	80,470

Net assets:
Beginning of the period	—	—	—	—

End of the period	$9,585,273	$206,617	$297,837	$80,470

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(39,900)	$(317,545)	$(59,447)	$(106,598)
Net realized capital gains (losses) on investments	(4,084,620)	7,389,706	(166,819)	307,891
Net change in unrealized appreciation/depreciation of investments	11,786,801	(28,152,809)	1,153,496	(4,154,585)

Increase (decrease) in net assets from operations	7,662,281	(21,080,648)	927,230	(3,953,292)

Contract transactions
Net contract purchase payments	943,981	223,507	413,893	465,108
Transfer payments from (to) other subaccounts or general account	535,822	(5,775,431)	126,898	(743,623)
Contract terminations, withdrawals, and other deductions	(1,316,118)	(2,743,253)	(247,572)	(593,682)
Contract maintenance charges	(121,635)	(152,710)	(31,257)	(33,853)

Increase (decrease) in net assets from contract transactions	42,050	(8,447,887)	261,962	(906,050)

Net increase (decrease) in net assets	7,704,331	(29,528,535)	1,189,192	(4,859,342)

Net assets:
Beginning of the period	17,407,911	46,936,446	4,921,070	9,780,412

End of the period	$25,112,242	$17,407,911	$6,110,262	$4,921,070

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$778,807	$204,859	$(261,852)	$(352,504)
Net realized capital gains (losses) on investments	(4,093,528)	11,752,021	75,754	1,093,145
Net change in unrealized appreciation/depreciation of investments	9,693,320	(43,359,164)	5,639,648	(12,759,778)

Increase (decrease) in net assets from operations	6,378,599	(31,402,284)	5,453,550	(12,019,137)

Contract transactions
Net contract purchase payments	816,780	706,505	547,104	605,713
Transfer payments from (to) other subaccounts or general account	(3,546,367)	(4,894,994)	563,824	(1,675,171)
Contract terminations, withdrawals, and other deductions	(2,741,150)	(5,358,882)	(1,170,613)	(1,847,450)
Contract maintenance charges	(205,095)	(247,518)	(90,263)	(98,265)

Increase (decrease) in net assets from contract transactions	(5,675,832)	(9,794,889)	(149,948)	(3,015,173)

Net increase (decrease) in net assets	702,767	(41,197,173)	5,303,602	(15,034,310)

Net assets:
Beginning of the period	39,258,756	80,455,929	16,214,023	31,248,333

End of the period	$39,961,523	$39,258,756	$21,517,625	$16,214,023

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount		Janus Aspen-Enterprise Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$(37,411)	$(175)	$(246,755)	$(342,636)
Net realized capital gains (losses) on investments	245,105	(270)	(3,437,000)	2,994,433
Net change in unrealized appreciation/depreciation of investments	1,101,197	9,888	9,789,273	(16,140,338)

Increase (decrease) in net assets from operations	1,308,891	9,443	6,105,518	(13,488,541)

Contract transactions
Net contract purchase payments	7,032,520	92,638	548,494	445,325
Transfer payments from (to) other subaccounts or general account	1,589,609	57,416	(1,985,749)	(285,889)
Contract terminations, withdrawals, and other deductions	(34,495)	(3,165)	(1,222,750)	(2,133,780)
Contract maintenance charges	(5,108)	—	(89,057)	(102,378)

Increase (decrease) in net assets from contract transactions	8,582,526	146,889	(2,749,062)	(2,076,722)

Net increase (decrease) in net assets	9,891,417	156,332	3,356,456	(15,565,263)

Net assets:
Beginning of the period	156,332	—	15,433,329	30,998,592

End of the period	$10,047,749	$156,332	$18,789,785	$15,433,329

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Janus Aspen Perkins-Mid Cap Value Subaccount		Janus Aspen-Worldwide Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(31,194)	$(40,827)	$(42,138)	$(191,372)
Net realized capital gains (losses) on investments	152,242	777,674	(1,823,236)	2,870,656
Net change in unrealized appreciation/depreciation of investments	676,105	(1,951,717)	10,082,852	(24,103,524)

Increase (decrease) in net assets from operations	797,153	(1,214,870)	8,217,478	(21,424,240)

Contract transactions
Net contract purchase payments	245	3,774	866,708	475,607
Transfer payments from (to) other subaccounts or general account	(111,937)	(308,344)	5,622,010	(2,853,248)
Contract terminations, withdrawals, and other deductions	(290,886)	(665,712)	(1,844,917)	(2,954,385)
Contract maintenance charges	(11,810)	(12,820)	(152,870)	(174,028)

Increase (decrease) in net assets from contract transactions	(414,388)	(983,102)	4,490,931	(5,506,054)

Net increase (decrease) in net assets	382,765	(2,197,972)	12,708,409	(26,930,294)

Net assets:
Beginning of the period	2,755,067	4,953,039	22,746,673	49,676,967

End of the period	$3,137,832	$2,755,067	$35,455,082	$22,746,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(231,834)	$(244,532)	$1,106,808	$1,046,997
Net realized capital gains (losses) on investments	(1,892,445)	1,985,031	(2,773,728)	4,929,135
Net change in unrealized appreciation/depreciation of investments	9,436,711	(9,737,260)	10,530,119	(24,663,579)

Increase (decrease) in net assets from operations	7,312,432	(7,996,761)	8,863,199	(18,687,447)

Contract transactions
Net contract purchase payments	1,894,636	257,598	1,654,940	1,031,520
Transfer payments from (to) other subaccounts or general account	5,438,909	(2,055,725)	289,761	(4,526,678)
Contract terminations, withdrawals, and other deductions	(914,302)	(1,784,172)	(3,684,045)	(6,920,254)
Contract maintenance charges	(81,526)	(71,893)	(326,684)	(328,430)

Increase (decrease) in net assets from contract transactions	6,337,717	(3,654,192)	(2,066,028)	(10,743,842)

Net increase (decrease) in net assets	13,650,149	(11,650,953)	6,797,171	(29,431,289)

Net assets:
Beginning of the period	10,829,606	22,480,559	56,591,135	86,022,424

End of the period	$24,479,755	$10,829,606	$63,388,306	$56,591,135

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Contrafund® Subaccount		Fidelity-VIP Equity-Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(433,140)	$(1,540,129)	$235,793	$429,730
Net realized capital gains (losses) on investments	(8,127,689)	10,991,506	(6,758,582)	(624,256)
Net change in unrealized appreciation/depreciation of investments	52,728,653	(125,398,884)	16,492,202	(34,834,312)

Increase (decrease) in net assets from operations	44,167,824	(115,947,507)	9,969,413	(35,028,838)

Contract transactions
Net contract purchase payments	4,569,182	3,509,756	800,812	689,536
Transfer payments from (to) other subaccounts or general account	(3,463,755)	(3,694,483)	(3,745,297)	(7,538,662)
Contract terminations, withdrawals, and other deductions	(10,349,496)	(16,352,810)	(2,699,003)	(6,076,940)
Contract maintenance charges	(825,970)	(915,814)	(225,965)	(277,824)

Increase (decrease) in net assets from contract transactions	(10,070,039)	(17,453,351)	(5,869,453)	(13,203,890)

Net increase (decrease) in net assets	34,097,785	(133,400,858)	4,099,960	(48,232,728)

Net assets:
Beginning of the period	140,544,144	273,945,002	41,416,391	89,649,119

End of the period	$174,641,929	$140,544,144	$45,516,351	$41,416,391

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Growth Subaccount		Fidelity-VIP Growth Opportunities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(273,642)	$(343,814)	$(20,666)	$(39,402)
Net realized capital gains (losses) on investments	(2,465,960)	2,343,612	(37,750)	90,080
Net change in unrealized appreciation/depreciation of investments	7,695,987	(24,268,624)	678,655	(2,226,662)

Increase (decrease) in net assets from operations	4,956,385	(22,268,826)	620,239	(2,175,984)

Contract transactions
Net contract purchase payments	1,387,486	1,259,831	137,937	2,744
Transfer payments from (to) other subaccounts or general account	(2,959,130)	(2,939,344)	(219,303)	(242,674)
Contract terminations, withdrawals, and other deductions	(1,595,123)	(2,550,558)	(183,504)	(282,580)
Contract maintenance charges	(121,690)	(159,299)	(9,345)	(11,746)

Increase (decrease) in net assets from contract transactions	(3,288,457)	(4,389,370)	(274,215)	(534,256)

Net increase (decrease) in net assets	1,667,928	(26,658,196)	346,024	(2,710,240)

Net assets:
Beginning of the period	22,538,053	49,196,249	1,565,128	4,275,368

End of the period	$24,205,981	$22,538,053	$1,911,152	$1,565,128

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,761,579)	$(3,181,814)	$(481,931)	$(651,495)
Net realized capital gains (losses) on investments	(4,398,014)	63,060,218	(11,832,370)	4,641,951
Net change in unrealized appreciation/depreciation of investments	61,108,742	(182,593,389)	31,873,157	(47,643,102)

Increase (decrease) in net assets from operations	54,949,149	(122,714,985)	19,558,856	(43,652,646)

Contract transactions
Net contract purchase payments	3,404,568	2,245,129	1,290,135	880,494
Transfer payments from (to) other subaccounts or general account	(14,599,039)	(29,447,087)	(2,630,858)	(11,550,841)
Contract terminations, withdrawals, and other deductions	(13,697,805)	(21,929,259)	(3,046,848)	(5,347,685)
Contract maintenance charges	(943,751)	(1,078,324)	(253,767)	(304,753)

Increase (decrease) in net assets from contract transactions	(25,836,027)	(50,209,541)	(4,641,338)	(16,322,785)

Net increase (decrease) in net assets	29,113,122	(172,924,526)	14,917,518	(59,975,431)

Net assets:
Beginning of the period	163,375,898	336,300,424	37,313,777	97,289,208

End of the period	$192,489,020	$163,375,898	$52,231,295	$37,313,777

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Balanced Subaccount		Franklin Income Securities Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$110,163	$51,920	$1,029,028	$391,604
Net realized capital gains (losses) on investments	(86,283)	(22,667)	(1,026,834)	(384,480)
Net change in unrealized appreciation/depreciation of investments	3,704,000	(620,042)	5,450,016	(3,928,145)

Increase (decrease) in net assets from operations	3,727,880	(590,789)	5,452,210	(3,921,021)

Contract transactions
Net contract purchase payments	8,839,274	3,659,693	2,818,583	2,627,734
Transfer payments from (to) other subaccounts or general account	1,710,947	813,564	11,975,770	6,178,634
Contract terminations, withdrawals, and other deductions	(444,993)	(26,812)	(1,806,780)	(791,949)
Contract maintenance charges	(38,679)	(5)	(69,391)	(23,432)

Increase (decrease) in net assets from contract transactions	10,066,549	4,446,440	12,918,182	7,990,987

Net increase (decrease) in net assets	13,794,429	3,855,651	18,370,392	4,069,966

Net assets:
Beginning of the period	3,855,651	—	10,626,894	6,556,928

End of the period	$17,650,080	$3,855,651	$28,997,286	$10,626,894

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Mutual Shares Securities Subaccount		Templeton Foreign Securities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$35,964	$103,437	$212,271	$191,439
Net realized capital gains (losses) on investments	(1,838,289)	(544,372)	(3,496,217)	(1,318,109)
Net change in unrealized appreciation/depreciation of investments	3,210,284	(2,290,578)	8,429,231	(8,102,332)

Increase (decrease) in net assets from operations	1,407,959	(2,731,513)	5,145,285	(9,229,002)

Contract transactions
Net contract purchase payments	872,623	708,395	2,165,559	1,222,985
Transfer payments from (to) other subaccounts or general account	2,600,579	1,218,635	11,826,491	7,085,255
Contract terminations, withdrawals, and other deductions	(818,854)	(365,493)	(1,028,408)	(1,235,365)
Contract maintenance charges	(30,471)	(21,428)	(90,428)	(67,729)

Increase (decrease) in net assets from contract transactions	2,623,877	1,540,109	12,873,214	7,005,146

Net increase (decrease) in net assets	4,031,836	(1,191,404)	18,018,499	(2,223,856)

Net assets:
Beginning of the period	5,714,459	6,905,863	12,872,321	15,096,177

End of the period	$9,746,295	$5,714,459	$30,890,820	$12,872,321

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Franklin Templeton Founding Funds Allocation Subaccount		American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$389,205	$6,513	$134	$1,758
Net realized capital gains (losses) on investments	322,210	6,459	5	(1)
Net change in unrealized appreciation/depreciation of investments	2,996,362	15,004	(145)	(3,259)

Increase (decrease) in net assets from operations	3,707,777	27,976	(6)	(1,502)

Contract transactions
Net contract purchase payments	17,449,387	450,964	491,485	439,892
Transfer payments from (to) other subaccounts or general account	4,190,318	16,988	252,721	63,493
Contract terminations, withdrawals, and other deductions	(272,012)	(3,135)	(505)	(500)
Contract maintenance charges	(19,574)	—	—	—

Increase (decrease) in net assets from contract transactions	21,348,119	464,817	743,701	502,885

Net increase (decrease) in net assets	25,055,896	492,793	743,695	501,383

Net assets:
Beginning of the period	492,793	—	—	—

End of the period	$25,548,689	$492,793	$743,695	$501,383

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds – Growth Fund Subaccount	American Funds – Growth–Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$183	$537	$278	$1,000
Net realized capital gains (losses) on investments	44	5	4	181
Net change in unrealized appreciation/depreciation of investments	728	135	415	(224)

Increase (decrease) in net assets from operations	955	677	697	957

Contract transactions
Net contract purchase payments	220,613	76,835	60,563	155,588
Transfer payments from (to) other subaccounts or general account	(230)	3,183	17,037	2,252
Contract terminations, withdrawals, and other deductions	(500)	(505)	(505)	(505)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	219,883	79,513	77,095	157,335

Net increase (decrease) in net assets	220,838	80,190	77,792	158,292

Net assets:
Beginning of the period	—	—	—	—

End of the period	$220,838	$80,190	$77,792	$158,292

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	MTB Managed Allocation Fund-Moderate Growth II Subaccount		BlackRock Basic Value V.I. Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(9,262)	$(4,295)	$167,375	$260,050
Net realized capital gains (losses) on investments	(100,519)	(80,629)	(1,004,814)	327,779
Net change in unrealized appreciation/depreciation of investments	250,577	(352,262)	7,933,117	(19,018,209)

Increase (decrease) in net assets from operations	140,796	(437,186)	7,095,678	(18,430,380)

Contract transactions
Net contract purchase payments	34,710	6,449	43,262	42,533
Transfer payments from (to) other subaccounts or general account	(152,292)	(374,098)	(1,337,917)	(3,485,674)
Contract terminations, withdrawals, and other deductions	(38,689)	(51,168)	(2,196,268)	(5,716,739)
Contract maintenance charges	(2,839)	(8,070)	(122,492)	(146,421)

Increase (decrease) in net assets from contract transactions	(159,110)	(426,887)	(3,613,415)	(9,306,301)

Net increase (decrease) in net assets	(18,314)	(864,073)	3,482,263	(27,736,681)

Net assets:
Beginning of the period	759,948	1,624,021	27,222,322	54,959,003

End of the period	$741,634	$759,948	$30,704,585	$27,222,322

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock High Income V.I. Subaccount		BlackRock Global Allocation V.I. Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$620,518	$697,137	$119,299	$242,889
Net realized capital gains (losses) on investments	(821,260)	(162,255)	(323,678)	730,534
Net change in unrealized appreciation/depreciation of investments	3,625,383	(3,443,382)	4,704,904	(7,221,688)

Increase (decrease) in net assets from operations	3,424,641	(2,908,500)	4,500,525	(6,248,265)

Contract transactions
Net contract purchase payments	14,823	1,297	135,155	3,218,210
Transfer payments from (to) other subaccounts or general account	(266,585)	(116,307)	453,078	7,952,851
Contract terminations, withdrawals, and other deductions	(500,235)	(1,071,806)	(1,416,840)	(2,235,336)
Contract maintenance charges	(26,245)	(25,791)	(85,087)	(77,368)

Increase (decrease) in net assets from contract transactions	(778,242)	(1,212,607)	(913,694)	8,858,357

Net increase (decrease) in net assets	2,646,399	(4,121,107)	3,586,831	2,610,092

Net assets:
Beginning of the period	6,401,759	10,522,866	24,025,516	21,415,424

End of the period	$9,048,158	$6,401,759	$27,612,347	$24,025,516

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Dividend Capture Subaccount		Huntington VA Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,092)	$3,760	$(1,213)	$(153)
Net realized capital gains (losses) on investments	(1,593)	(635)	(11,088)	2,934
Net change in unrealized appreciation/depreciation of investments	23,444	(17,294)	23,613	(37,098)

Increase (decrease) in net assets from operations	20,759	(14,169)	11,312	(34,317)

Contract transactions
Net contract purchase payments	69,280	15,285	47,488	51,071
Transfer payments from (to) other subaccounts or general account	19,868	14,275	(5,119)	36,091
Contract terminations, withdrawals, and other deductions	(1,300)	(785)	(2,484)	(3,385)
Contract maintenance charges	(304)	(154)	(342)	(218)

Increase (decrease) in net assets from contract transactions	87,544	28,621	39,543	83,559

Net increase (decrease) in net assets	108,303	14,452	50,855	49,242

Net assets:
Beginning of the period	31,769	17,317	57,838	8,596

End of the period	$140,072	$31,769	$108,693	$57,838

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Income Equity Subaccount		Huntington VA International Equity Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(451)	$898	$(5,636)	$3,682
Net realized capital gains (losses) on investments	(2,980)	(2,051)	(54,966)	(4,306)
Net change in unrealized appreciation/depreciation of investments	14,880	(6,964)	188,558	(75,706)

Increase (decrease) in net assets from operations	11,449	(8,117)	127,956	(76,330)

Contract transactions
Net contract purchase payments	40,724	17,063	346,985	113,795
Transfer payments from (to) other subaccounts or general account	552	(7,045)	1,669	116,403
Contract terminations, withdrawals, and other deductions	(1,350)	(1,690)	(12,346)	(6,122)
Contract maintenance charges	(99)	(60)	(1,612)	(391)

Increase (decrease) in net assets from contract transactions	39,827	8,268	334,696	223,685

Net increase (decrease) in net assets	51,276	151	462,652	147,355

Net assets:
Beginning of the period	11,767	11,616	170,367	23,012

End of the period	$63,043	$11,767	$633,019	$170,367

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Macro 100 Subaccount		Huntington VA Mid Corp America Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(2)	$—	$(839)	$4
Net realized capital gains (losses) on investments	—	—	(1,882)	(2,267)
Net change in unrealized appreciation/depreciation of investments	22	—	22,575	(12,049)

Increase (decrease) in net assets from operations	20	—	19,854	(14,312)

Contract transactions
Net contract purchase payments	2,500	—	120,320	27,395
Transfer payments from (to) other subaccounts or general account	1	—	4,999	(9,547)
Contract terminations, withdrawals, and other deductions	—	—	(1,120)	(1,256)
Contract maintenance charges	—	—	(231)	(48)

Increase (decrease) in net assets from contract transactions	2,501	—	123,968	16,544

Net increase (decrease) in net assets	2,521	—	143,822	2,232

Net assets:
Beginning of the period	—	—	19,905	17,673

End of the period	$2,521	$—	$163,727	$19,905

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Mortgage Securities Subaccount		Huntington VA New Economy Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(6,263)	$20,798	$(886)	$(71)
Net realized capital gains (losses) on investments	(9,321)	28	(16,974)	(2,038)
Net change in unrealized appreciation/depreciation of investments	34,296	(20,861)	34,879	(28,261)

Increase (decrease) in net assets from operations	18,712	(35)	17,019	(30,370)

Contract transactions
Net contract purchase payments	305,244	217,971	58,139	56,836
Transfer payments from (to) other subaccounts or general account	(68,715)	17,091	15,515	(16,266)
Contract terminations, withdrawals, and other deductions	(17,894)	(9,872)	(2,649)	(4,669)
Contract maintenance charges	(976)	(266)	(194)	(69)

Increase (decrease) in net assets from contract transactions	217,659	224,924	70,811	35,832

Net increase (decrease) in net assets	236,371	224,889	87,830	5,462

Net assets:
Beginning of the period	320,353	95,464	26,859	21,397

End of the period	$556,724	$320,353	$114,689	$26,859

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Real Strategies Subaccount		Huntington VA Rotating Markets Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,267)	$171	$(621)	$184
Net realized capital gains (losses) on investments	(2,368)	(1,457)	(3,948)	(1,269)
Net change in unrealized appreciation/depreciation of investments	26,468	(22,621)	18,372	(6,213)

Increase (decrease) in net assets from operations	22,833	(23,907)	13,803	(7,298)

Contract transactions
Net contract purchase payments	118,460	26,758	30,978	5,450
Transfer payments from (to) other subaccounts or general account	31,967	15,762	21,592	(4,670)
Contract terminations, withdrawals, and other deductions	(2,615)	(2,962)	(1,875)	(2,753)
Contract maintenance charges	(206)	(66)	(88)	(70)

Increase (decrease) in net assets from contract transactions	147,606	39,492	50,607	(2,043)

Net increase (decrease) in net assets	170,439	15,585	64,410	(9,341)

Net assets:
Beginning of the period	25,378	9,793	8,632	17,973

End of the period	$195,817	$25,378	$73,042	$8,632

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Huntington VA Situs Subaccount		Huntington VA Balanced Allocation Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$(4,564)	$(1,799)	$(12,397)	$(4)
Net realized capital gains (losses) on investments	(24,500)	(14,069)	3,838	(26)
Net change in unrealized appreciation/depreciation of investments	124,970	(66,665)	187,129	399

Increase (decrease) in net assets from operations	95,906	(82,533)	178,570	369

Contract transactions
Net contract purchase payments	279,323	153,815	2,555,328	18,592
Transfer payments from (to) other subaccounts or general account	20,854	57,595	893,693	9,708
Contract terminations, withdrawals, and other deductions	(5,876)	(5,621)	(44,151)	(651)
Contract maintenance charges	(1,470)	(341)	(2,848)	—

Increase (decrease) in net assets from contract transactions	292,831	205,448	3,402,022	27,649

Net increase (decrease) in net assets	388,737	122,915	3,580,592	28,018

Net assets:
Beginning of the period	170,683	47,768	28,018	—

End of the period	$559,420	$170,683	$3,608,610	$28,018

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account or the Company) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific investment subaccounts, except for those of the MTB Group of Funds-Class VA, BlackRock Variable Series Funds, and Huntington VA Funds are available to contract owners of the Transamerica Landmark Variable Annuity, and the Transamerica Freedom Variable Annuity, issued by Transamerica Life. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The BlackRock Variable Series subaccounts are available to the contract owners of the Transamerica Landmark ML Variable Annuity. The Huntington VA subaccounts are available to the contract owners of the Transamerica Huntington Landmark Variable Annuity (which commenced operations September 10, 2007). The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Series Fund:

Transamerica Series Trust-Initial Class

Transamerica Asset Allocation - Growth VP - Initial Class

Transamerica Asset Allocation - Conservative VP - Initial Class

Transamerica Asset Allocation - Moderate VP - Initial Class

Transamerica Asset Allocation - Moderate Growth VP - Initial Class

Transamerica Equity VP - Initial Class

Transamerica American Century Large Company Value VP - Initial Class

Transamerica MFS International Equity VP - Initial Class

Transamerica Science & Technology VP - Initial Class

Transamerica Clarion Global Real Estate Securities VP - Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

Transamerica Templeton Global VP - Initial Class

Transamerica Balanced VP - Initial Class

Transamerica Jennison Growth VP - Initial Class

Transamerica JPMorgan Enhanced Index VP - Initial Class

Transamerica Marsico Growth VP - Initial Class

Transamerica AEGON High Yield Bond VP - Initial Class

Transamerica Growth Opportunities VP - Initial Class

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund: (continued)

Transamerica BlackRock Large Cap Value VP - Initial Class

Transamerica PIMCO Total Return VP - Initial Class

Transamerica Focus VP - Initial Class

Transamerica Convertible Securities VP - Initial Class

Transamerica U.S. Government Securities VP - Initial Class

Transamerica T. Rowe Price Equity Income VP - Initial Class

Transamerica T. Rowe Price Growth Stock VP - Initial Class

Transamerica T. Rowe Price Small Cap VP - Initial Class

Transamerica Van Kampen Active International Allocation VP - Initial Class

Transamerica Van Kampen Large Cap Core VP - Initial Class

Transamerica Money Market VP - Initial Class

Transamerica Van Kampen Mid-Cap Growth VP - Initial Class

Transamerica Series Trust-Service Class

Transamerica Asset Allocation - Growth VP - Service Class

Transamerica Asset Allocation - Conservative VP - Service Class

Transamerica Asset Allocation - Moderate VP - Service Class

Transamerica Asset Allocation - Moderate Growth VP - Service Class

Transamerica Equity VP - Service Class

Transamerica American Century Large Company Value VP - Service Class

Transamerica MFS International Equity VP - Service Class

Transamerica Science & Technology VP - Service Class

Transamerica Clarion Global Real Estate Securities VP - Service Class

Transamerica Templeton Global VP - Service Class

Transamerica Balanced VP - Service Class

Transamerica Jennison Growth VP - Service Class

Transamerica JPMorgan Enhanced Index VP - Service Class

Transamerica Marsico Growth VP - Service Class

Transamerica AEGON High Yield Bond VP - Service Class

Transamerica Growth Opportunities VP - Service Class

Transamerica BlackRock Large Cap Value VP - Service Class

Transamerica PIMCO Total Return VP - Service Class

Transamerica Focus VP - Service Class

Transamerica Convertible Securities VP - Service Class

Transamerica U.S. Government Securities VP - Service Class

Transamerica U.S. Government Securities VP - PAM Fund - Service Class

Transamerica T. Rowe Price Equity Income VP - Service Class

Transamerica T. Rowe Price Growth Stock VP - Service Class

Transamerica T. Rowe Price Small Cap VP - Service Class

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund: (continued)

Transamerica Van Kampen Active International Allocation VP - Service Class

Transamerica Van Kampen Large Cap Core VP - Service Class

Transamerica Money Market VP - Service Class

Transamerica Van Kampen Mid-Cap Growth VP - Service Class

Transamerica International Moderate Growth VP - Service Class

Transamerica Small/Mid Cap Value VP - Service Class

Transamerica Index 50 VP - Service Class

Transamerica Index 75 VP - Service Class

Transamerica Value Balanced VP - Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica BlackRock Global Allocation VP - Service Class

Transamerica BlackRock Tactical Allocation VP - Service Class

Transamerica ProFunds UltraBear VP - Service Class OAM

Transamerica Foxhall Global Growth VP - Service Class

Transamerica Foxhall Global Conservative VP - Service Class

Transamerica Foxhall Global Hard Asset VP - Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class

Transamerica Hanlon Growth VP - Service Class

Transamerica Hanlon Growth and Income VP - Service Class

Transamerica Hanlon Balanced VP - Service Class

Transamerica Hanlon Managed Income VP - Service Class

Transamerica Index 35 VP - Service Class

Transamerica Index 100 VP - Service Class

Transamerica JPMorgan Mid Cap Value VP - Service Class

AIM Variable Insurance Funds - Series II

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc.-Class B

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

AllianceBernstein Balanced Wealth Strategy Portfolio-Class B

Janus Aspen Series-Service Shares

Janus Aspen-Enterpriseh Portfolio-Service Shares

Janus Aspen Perkins-Mid Cap Value Portfolio-Service Shares

Janus Aspen-Worldwide-Service Shares

MFS® Variable Insurance TrustSM-Service Class

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund: (continued)

Variable Insurance Products Fund (VIP) - Service Class 2

Fidelity-VIP Contrafund® Portfolio-Service Class 2

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Growth Opportunities Portfolio - Service Class 2

Fidelity-VIP Mid Cap Portfolio-Service Class 2

Fidelity-VIP Value Strategies Portfolio-Service Class 2

Fidelity-VIP Balanced Portfolio-Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2

Mutual Shares Securities Fund - Class 2

Templeton Foreign Securities Fund - Class 2

Franklin Templeton Founding Funds Allocation - Class 4

American Funds Unsurance Series Trust - Class 2

American Funds – Asset Allocation Fund

American Funds – Bond Fund

American Funds – Growth Fund

American Funds – Growth–Income Fund

American Funds – International Fund

GE Investments Funds, Inc. - Class 3

GE Investments Total Return Fund

MTB Group of Funds - Class VA

MTB Managed Allocation Fund-Moderate Growth II

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock High Income V.I. Fund

BlackRock Global Allocation V.I. Fund

Huntington VA Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Huntington VA Balanced Allocation Fund

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica International Moderate Growth VP - Service Class	May 1, 2006
Franklin Income Securities Fund - Class 2	May 1, 2007
Mutual Shares Securities Fund - Class 2	May 1, 2007
Templeton Foreign Securities Fund - Class 2	May 1, 2007
Huntington VA Dividend Capture Fund	September 10, 2007
Huntington VA Growth Fund	September 10, 2007
Huntington VA Income Equity Fund	September 10, 2007
Huntington VA International Equity Fund	September 10, 2007
Huntington VA Macro 100 Fund	September 10, 2007
Huntington VA Mid Corp America Fund	September 10, 2007
Huntington VA Mortgage Securities Fund	September 10, 2007
Huntington VA New Economy Fund	September 10, 2007
Huntington VA Real Strategies Fund	September 10, 2007
Huntington VA Rotating Markets Fund	September 10, 2007
Huntington VA Situs Fund	September 10, 2007
Transamerica Small/Mid Cap Value VP - Service Class	January 21, 2008
Fidelity-VIP Balanced Portfolio-Service Class 2	May 1, 2008
Transamerica Index 50 VP - Service Class	May 1, 2008
Transamerica Index 75 VP - Service Class	May 1, 2008
Transamerica Value Balanced VP - Service Class	May 1, 2008
Transamerica Efficient Markets VP - Service Class	November 10, 2008
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	November 10, 2008
Franklin Templeton Founding Funds Allocation - Class 4	November 10, 2008
Huntington VA Balanced Allocation Fund	November 10, 2008
Transamerica BlackRock Global Allocation VP - Service Class	May 1, 2009
Transamerica BlackRock Tactical Allocation VP - Service Class	May 1, 2009
Transamerica ProFunds UltraBear VP - Service Class OAM	May 1, 2009
Transamerica Efficient Markets VP - Service Class	November 19, 2009

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica ProFunds UltraBear VP - Service Class OAM	November 19, 2009
Transamerica Foxhall Global Growth VP - Service Class	November 19, 2009
Transamerica Foxhall Global Conservative VP - Service Class	November 19, 2009
Transamerica Foxhall Global Hard Asset VP - Service Class	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class	November 19, 2009
Transamerica Hanlon Growth VP - Service Class	November 19, 2009
Transamerica Hanlon Growth and Income VP - Service Class	November 19, 2009
Transamerica Hanlon Balanced VP - Service Class	November 19, 2009
Transamerica Hanlon Managed Income VP - Service Class	November 19, 2009
Transamerica Index 35 VP - Service Class	November 19, 2009
Transamerica Index 100 VP - Service Class	November 19, 2009
Transamerica JPMorgan Mid Cap Value VP - Service Class	November 19, 2009
American Funds – Bond Fund	November 19, 2009
American Funds – Growth Fund	November 19, 2009
American Funds – Growth–Income Fund	November 19, 2009
American Funds – International Fund	November 19, 2009
GE Investments Total Return Fund	November 19, 2009

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica AEGON High Yield Bond VP	Transamerica MFS High Yield VP
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP
Janus Aspen-Enterprise	Janus Aspen-Mid Cap Growth
Janus Aspen-Worldwide	Janus Aspen-Worldwide Growth

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica Templeton Global VP	Transamerica Capital Guardian Global VP
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Transamerica Marsico Growth VP subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
Transamerica Series Trust-Initial Class
Transamerica Asset Allocation - Growth VP - Initial Class	$52,977,176	$37,566,530
Transamerica Asset Allocation - Conservative VP - Initial Class	81,441,953	102,552,902
Transamerica Asset Allocation - Moderate VP - Initial Class	98,589,523	98,254,925
Transamerica Asset Allocation - Moderate Growth VP - Initial Class	114,864,614	100,841,948
Transamerica Equity VP - Initial Class	3,984,457	24,267,272
Transamerica American Century Large Company Value VP - Initial Class	1,307,984	2,854,353
Transamerica MFS International Equity VP - Initial Class	7,054,920	13,278,821
Transamerica Science & Technology VP - Initial Class	5,596,123	4,599,857
Transamerica Clarion Global Real Estate Securities VP - Initial Class	3,882,643	5,988,049
Transamerica Small/Mid Cap Value VP - Initial Class	5,087,454	20,457,088
Transamerica Templeton Global VP - Initial Class	68,170,319	17,387,877
Transamerica Balanced VP - Initial Class	4,285,080	2,849,958
Transamerica Jennison Growth VP - Initial Class	6,342,039	4,050,063
Transamerica JPMorgan Enhanced Index VP - Initial Class	11,634,938	9,519,933
Transamerica Marsico Growth VP - Initial Class	3,605,576	7,521,810
Transamerica AEGON High Yield Bond VP - Initial Class	29,667,457	13,191,736
Transamerica Growth Opportunities VP - Initial Class	1,799,351	5,540,436
Transamerica BlackRock Large Cap Value VP - Initial Class	135,049,490	13,530,955
Transamerica PIMCO Total Return VP - Initial Class	115,650,322	30,853,705
Transamerica Focus VP - Initial Class	3,686,095	14,939,261
Transamerica Convertible Securities VP - Initial Class	13,405,860	14,051,440
Transamerica U.S. Government Securities VP - Initial Class	21,464,176	41,058,610
Transamerica T. Rowe Price Equity Income VP - Initial Class	10,060,755	28,281,419
Transamerica T. Rowe Price Growth Stock VP - Initial Class	4,299,964	17,770,415
Transamerica T. Rowe Price Small Cap VP - Initial Class	5,231,088	10,613,544
Transamerica Van Kampen Active International Allocation VP - Initial Class	9,637,792	19,408,479
Transamerica Van Kampen Large Cap Core VP - Initial Class	65,264,183	19,598,850
Transamerica Money Market VP - Initial Class	51,516,861	169,533,580
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class	4,334,691	4,251,275
Transamerica Series Trust-Service Class
Transamerica Asset Allocation - Growth VP - Service Class	24,137,492	13,747,432
Transamerica Asset Allocation - Conservative VP - Service Class	132,100,940	33,476,883
Transamerica Asset Allocation - Moderate VP - Service Class	202,706,848	29,183,305
Transamerica Asset Allocation - Moderate Growth VP - Service Class	302,455,219	37,346,237
Transamerica Equity VP - Service Class	1,809,283	1,892,469

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica American Century Large Company Value VP - Service Class	$353,482	$191,900
Transamerica MFS International Equity VP - Service Class	1,923,157	1,322,380
Transamerica Science & Technology VP - Service Class	2,129,285	754,850
Transamerica Clarion Global Real Estate Securities VP - Service Class	1,558,197	1,448,626
Transamerica Templeton Global VP - Service Class	8,025,778	1,471,387
Transamerica Balanced VP - Service Class	10,455,922	1,681,049
Transamerica Jennison Growth VP - Service Class	952,998	213,742
Transamerica JPMorgan Enhanced Index VP - Service Class	433,543	303,809
Transamerica Marsico Growth VP - Service Class	2,102,797	1,558,281
Transamerica AEGON High Yield Bond VP - Service Class	10,904,769	4,832,319
Transamerica Growth Opportunities VP - Service Class	1,090,655	462,908
Transamerica BlackRock Large Cap Value VP - Service Class	11,932,196	2,179,906
Transamerica PIMCO Total Return VP - Service Class	68,948,039	6,090,408
Transamerica Focus VP - Service Class	548,721	333,990
Transamerica Convertible Securities VP - Service Class	2,384,512	1,516,102
Transamerica U.S. Government Securities VP - Service Class	42,290,863	12,963,825
Transamerica U.S. Government Securities VP - PAM Fund - Service Class	21,873,708	79,229,396
Transamerica T. Rowe Price Equity Income VP - Service Class	2,420,660	1,093,331
Transamerica T. Rowe Price Growth Stock VP - Service Class	2,211,297	1,285,697
Transamerica T. Rowe Price Small Cap VP - Service Class	2,967,755	1,135,282
Transamerica Van Kampen Active International Allocation VP - Service Class	2,572,567	2,294,917
Transamerica Van Kampen Large Cap Core VP - Service Class	5,529,953	759,526
Transamerica Money Market VP - Service Class	63,965,189	72,714,564
Transamerica Van Kampen Mid-Cap Growth VP - Service Class	1,689,324	425,759
Transamerica International Moderate Growth VP - Service Class	47,198,391	11,364,543
Transamerica Small/Mid Cap Value VP - Service Class	2,268,434	317,865
Transamerica Index 50 VP - Service Class	39,509,603	268,324
Transamerica Index 75 VP - Service Class	68,875,011	2,690,490
Transamerica Value Balanced VP - Service Class	5,870,511	640,018
Transamerica Efficient Markets VP - Service Class	8,248,714	334,557
Transamerica BlackRock Global Allocation VP - Service Class	66,867,516	772,857
Transamerica BlackRock Tactical Allocation VP - Service Class	17,289,354	311,044
Transamerica ProFunds UltraBear VP - Service Class OAM	1,821,972	1,260,915
Transamerica Foxhall Global Growth VP - Service Class	827,898	649

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica Foxhall Global Conservative VP - Service Class	$766,818	$33,845
Transamerica Foxhall Global Hard Asset VP - Service Class	1,439,824	3,263
Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class	1,948,832	1,427
Transamerica Hanlon Growth VP - Service Class	596,387	705
Transamerica Hanlon Growth and Income VP - Service Class	395,119	651
Transamerica Hanlon Balanced VP - Service Class	1,151,896	2,375
Transamerica Hanlon Managed Income VP - Service Class	9,572,598	547
Transamerica Index 35 VP - Service Class	208,240	773
Transamerica Index 100 VP - Service Class	297,617	659
Transamerica JPMorgan Mid Cap Value VP - Service Class	79,948	765
AIM Variable Insurance Funds - Series II
AIM V.I. Basic Value Fund-Series II	3,533,368	3,531,169
AIM V.I. Capital Appreciation Fund-Series II	799,961	597,444
AllianceBernstein Variable Products Series Fund, Inc.-Class B
AllianceBernstein Growth & Income Portfolio-Class B	3,671,395	8,568,410
AllianceBernstein Large Cap Growth Portfolio-Class B	2,634,507	3,046,314
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	10,134,932	1,590,716
Janus Aspen Series-Service Shares
Janus Aspen-Enterpriseh Portfolio-Service Shares	3,632,748	6,628,531
Janus Aspen Perkins-Mid Cap Value Portfolio-Service Shares	109,485	476,530
Janus Aspen-Worldwide-Service Shares	10,871,567	6,422,759
MFS® Variable Insurance TrustSM-Service Class
MFS New Discovery Series-Service Class	8,814,126	2,708,259
MFS Total Return Series-Service Class	8,797,264	9,756,428
Variable Insurance Products Fund (VIP) - Service Class 2
Fidelity-VIP Contrafund® Portfolio-Service Class 2	11,489,335	21,949,579
Fidelity-VIP Equity-Income Portfolio-Service Class 2	3,367,399	9,001,049
Fidelity-VIP Growth Portfolio-Service Class 2	2,935,652	6,478,584
Fidelity-VIP Growth Opportunities Portfolio - Service Class 2	198,560	493,434
Fidelity-VIP Mid Cap Portfolio-Service Class 2	7,694,774	34,417,297
Fidelity-VIP Value Strategies Portfolio-Service Class 2	5,569,189	10,692,493
Fidelity-VIP Balanced Portfolio-Service Class 2	11,797,704	1,591,724
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund - Class 2	16,530,317	2,583,044
Mutual Shares Securities Fund - Class 2	5,311,199	2,651,346
Templeton Foreign Securities Fund - Class 2	19,128,365	5,452,899
Franklin Templeton Founding Funds Allocation - Class 4	23,581,709	1,844,389

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
American Funds Insurance Series Trust - Class 2
American Funds – Asset Allocation Fund	$744,413	$579
American Funds – Bond Fund	505,243	600
American Funds – Growth Fund	223,193	3,127
American Funds – Growth–Income Fund	80,600	550
American Funds – International Fund	77,899	526
GE Investments Funds, Inc. - Class 3
GE Investments Total Return Fund	169,105	10,771
MTB Group of Funds - Class VA
MTB Managed Allocation Fund-Moderate Growth II	50,802	215,171
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	942,466	4,388,505
BlackRock High Income V.I. Fund	2,097,715	2,257,229
BlackRock Global Allocation V.I. Fund	2,747,426	3,541,806
Huntington VA Funds
Huntington VA Dividend Capture Fund	88,682	2,229
Huntington VA Growth Fund	54,006	15,677
Huntington VA Income Equity Fund	44,646	5,272
Huntington VA International Equity Fund	447,611	118,554
Huntington VA Macro 100 Fund	2,501	2
Huntington VA Mid Corp America Fund	128,516	5,388
Huntington VA Mortgage Securities Fund	378,325	166,929
Huntington VA New Economy Fund	85,640	15,716
Huntington VA Real Strategies Fund	150,583	4,244
Huntington VA Rotating Markets Fund	56,965	6,978
Huntington VA Situs Fund	355,857	67,590
Huntington VA Balanced Allocation Fund	3,431,255	41,184

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Equity VP Subaccount
Units outstanding at January 1, 2008	351,864,822	271,510,446	792,140,948	1,127,588,611	283,879,833
Units purchased	8,520,945	48,606,567	99,321,676	182,786,420	2,538,901
Units redeemed and transferred	(59,941,478)	56,281,814	(91,490,552)	(190,887,743)	(44,011,085)

Units outstanding at December 31, 2008	300,444,289	376,398,827	799,972,072	1,119,487,288	242,407,649
Units purchased	14,477,310	60,811,194	96,692,158	181,609,410	4,873,596
Units redeemed and transferred	(21,313,955)	(10,310,193)	(11,231,207)	(32,916,768)	(35,766,003)

Units outstanding at December 31, 2009	293,607,644	426,899,828	885,433,023	1,268,179,930	211,515,242

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Templeton Global VP Subaccount
Units outstanding at January 1, 2008	28,503,957	85,687,522	30,164,795	39,920,169	30,718,024
Units purchased	116,055	894,521	436,160	515,946	540,040
Units redeemed and transferred	(6,833,062)	(18,019,689)	(5,355,655)	(10,189,039)	(5,597,902)

Units outstanding at December 31, 2008	21,786,950	68,562,354	25,245,300	30,247,076	25,660,162
Units purchased	445,705	1,475,825	1,318,466	770,902	3,398,560
Units redeemed and transferred	(2,493,528)	(8,548,796)	606,314	(2,288,251)	102,963,495

Units outstanding at December 31, 2009	19,739,127	61,489,383	27,170,080	28,729,727	132,022,217

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount
Units outstanding at January 1, 2008	20,464,582	27,500,516	88,489,862	45,618,795	65,237,746
Units purchased	3,160,235	273,397	903,721	914,790	785,773
Units redeemed and transferred	(1,912,500)	(3,481,604)	(13,831,756)	(5,265,620)	(12,367,267)

Units outstanding at December 31, 2008	21,712,317	24,292,309	75,561,827	41,267,965	53,656,252
Units purchased	6,367,012	882,386	1,713,323	1,182,949	2,515,107
Units redeemed and transferred	2,971,427	2,862,619	(623,456)	(6,409,726)	12,586,582

Units outstanding at December 31, 2009	31,050,756	28,037,314	76,651,694	36,041,188	68,757,941

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount
Units outstanding at January 1, 2008	37,506,754	60,237,862	179,268,797	110,812,098	32,362,294
Units purchased	311,648	1,347,527	8,770,239	872,242	473,236
Units redeemed and transferred	(8,138,036)	(9,724,944)	8,950,721	(22,696,148)	(6,599,439)

Units outstanding at December 31, 2008	29,680,366	51,860,445	196,989,757	88,988,192	26,236,091
Units purchased	964,997	2,495,267	32,785,772	985,661	747,083
Units redeemed and transferred	(3,108,144)	103,552,102	66,605,293	(14,949,000)	(1,530,046)

Units outstanding at December 31, 2009	27,537,219	157,907,814	296,380,822	75,024,853	25,453,128

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Units outstanding at January 1, 2008	81,431,564	5,178,923	157,698,265	96,060,943	92,857,315
Units purchased	6,631,694	—	1,465,544	796,542	1,028,510
Units redeemed and transferred	21,690,915	118,786,348	(27,113,426)	(15,377,859)	(15,469,638)

Units outstanding at December 31, 2008	109,754,173	123,965,271	132,050,383	81,479,626	78,416,187
Units purchased	35,603,777	—	1,687,766	1,620,419	1,845,128
Units redeemed and transferred	(23,592,097)	(50,444,405)	(16,575,813)	(7,863,039)	(10,094,532)

Units outstanding at December 31, 2009	121,765,853	73,520,866	117,162,336	75,237,006	70,166,783

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica International Moderate Growth VP - SC Subaccount
Units outstanding at January 1, 2008	101,148,678	54,595,685	166,726,912	42,948,574	70,286,387
Units purchased	1,259,176	1,007,328	43,477,484	569,384	—
Units redeemed and transferred	(19,876,658)	(7,306,420)	107,670,754	(7,119,139)	43,506,939

Units outstanding at December 31, 2008	82,531,196	48,296,593	317,875,150	36,398,819	113,793,326
Units purchased	1,893,538	1,991,616	59,049,409	1,390,349	—
Units redeemed and transferred	(10,200,567)	39,315,378	(157,440,802)	(446,610)	44,844,300

Units outstanding at December 31, 2009	74,224,167	89,603,587	219,483,757	37,342,558	158,637,626

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value VP Subaccount(1)	Transamerica Index 50 VP - SC Subaccount(1)	Transamerica Index 75 VP - SC Subaccount(1)	Transamerica Value Balanced VP - SC Subaccount(1)	Transamerica Efficient Markets VP - SC Subaccount(1)
Units outstanding at January 1, 2008	73,511,327	—	—	—	—
Units purchased	681,060	—	—	—	—
Units redeemed and transferred	(10,841,275)	6,707,702	20,462,446	2,767,641	52,057

Units outstanding at December 31, 2008	63,351,112	6,707,702	20,462,446	2,767,641	52,057
Units purchased	2,332,328	—	—	—	—
Units redeemed and transferred	(7,960,989)	45,733,871	88,032,906	6,644,712	7,257,991

Units outstanding at December 31, 2009	57,722,451	52,441,573	108,495,352	9,412,353	7,310,048

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica BlackRock Global Allocation VP - SC Subaccount(1)	Transamerica BlackRock Tactical Allocation VP - SC Subaccount(1)	Transamerica ProFunds UltraBear VP - SC OAM Subaccount(1)	Transamerica Foxhall Global Growth VP - SC Subaccount(1)	Transamerica Foxhall Global Conservative VP - SC Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	57,237,568	14,707,310	639,202	829,307	743,244

Units outstanding at December 31, 2009	57,237,568	14,707,310	639,202	829,307	743,244

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Global Hard Asset VP - SC Subaccount(1)	Transamerica Foxhall Emerging Markets/ Pacific Rim VP - SC Subaccount(1)	Transamerica Hanlon Growth VP - SC Subaccount(1)	Transamerica Hanlon Growth and Income VP - SC Subaccount(1)	Transamerica Hanlon Balanced VP - SC Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	1,452,049	1,952,355	592,237	389,413	1,141,493

Units outstanding at December 31, 2009	1,452,049	1,952,355	592,237	389,413	1,141,493

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Hanlon Managed Income VP - SC Subaccount(1)	Transamerica Index 35 VP - SC Subaccount(1)	Transamerica Index 100 VP - SC Subaccount(1)	Transamerica JPMorgan Mid Cap Value VP - SC Subaccount(1)	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2008	—	—	—	—	37,303,273
Units purchased	—	—	—	—	346,895
Units redeemed and transferred	—	—	—	—	(8,457,793)

Units outstanding at December 31, 2008	—	—	—	—	29,192,375
Units purchased	—	—	—	—	1,391,468
Units redeemed and transferred	9,549,230	206,947	290,786	78,140	(1,647,178)

Units outstanding at December 31, 2009	9,549,230	206,947	290,786	78,140	28,936,665

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount(1)	Janus Aspen- Enterprise Subaccount
Units outstanding at January 1, 2008	7,509,747	63,800,491	32,264,687	—	31,800,279
Units purchased	476,417	759,399	688,067	97,164	535,194
Units redeemed and transferred	(1,293,802)	(11,237,472)	(4,882,386)	57,123	(4,435,334)

Units outstanding at December 31, 2008	6,692,362	53,322,418	28,070,368	154,287	27,900,139
Units purchased	525,917	1,279,956	769,129	6,586,287	838,684
Units redeemed and transferred	(223,681)	(8,913,620)	(1,319,722)	1,364,056	(4,534,369)

Units outstanding at December 31, 2009	6,994,598	45,688,754	27,519,775	8,104,630	24,204,454

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen Perkins-Mid Cap Value Subaccount	Janus Aspen- Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Units outstanding at January 1, 2008	3,455,868	53,084,461	18,806,193	65,867,193	171,085,042
Units purchased	4,446	650,039	281,189	1,066,709	3,253,400
Units redeemed and transferred	(756,283)	(8,701,733)	(3,874,503)	(10,188,412)	(18,306,544)

Units outstanding at December 31, 2008	2,704,031	45,032,767	15,212,879	56,745,490	156,031,898
Units purchased	4,350	1,502,594	2,021,611	1,876,734	5,104,949
Units redeemed and transferred	(357,361)	5,224,708	4,216,494	(3,738,533)	(15,942,960)

Units outstanding at December 31, 2009	2,351,020	51,760,069	21,450,984	54,883,691	145,193,887

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2008	64,595,023	43,691,952	3,556,225	150,490,168	62,273,935
Units purchased	879,032	1,396,622	5,112	1,558,132	889,110
Units redeemed and transferred	(12,479,644)	(6,680,416)	(608,912)	(28,843,883)	(13,186,654)

Units outstanding at December 31, 2008	52,994,411	38,408,158	2,952,425	123,204,417	49,976,391
Units purchased	1,240,206	2,007,289	414,973	2,812,756	1,560,500
Units redeemed and transferred	(8,693,607)	(7,932,221)	(858,000)	(19,888,662)	(6,265,264)

Units outstanding at December 31, 2009	45,541,010	32,483,226	2,509,398	106,128,511	45,271,627

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Balanced Subaccount(1)	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount(1)
Units outstanding at January 1, 2008	—	6,760,864	7,163,394	14,131,536	—
Units purchased	4,696,366	2,957,026	891,326	1,332,892	483,172
Units redeemed and transferred	1,091,321	6,089,716	1,505,882	5,050,177	14,416

Units outstanding at December 31, 2008	5,787,687	15,807,606	9,560,602	20,514,605	497,588
Units purchased	11,863,061	3,559,455	1,340,412	2,864,044	16,313,330
Units redeemed and transferred	1,783,432	12,914,600	2,228,776	13,078,045	3,346,570

Units outstanding at December 31, 2009	19,434,180	32,281,661	13,129,790	36,456,694	20,157,488

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Funds – Asset Allocation Fund Subaccount(1)	American Funds – Bond Fund Subaccount(1)	American Funds – Growth Fund Subaccount(1)	American Funds – Growth–Income Fund Subaccount(1)	American Funds – International Fund Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	486,252	441,549	220,658	76,876	62,389
Units redeemed and transferred	251,380	62,887	(530)	2,631	16,937

Units outstanding at December 31, 2009	737,632	504,436	220,128	79,507	79,326

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	GE Investments Total Return Fund Subaccount(1)	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Units outstanding at January 1, 2008	—	1,313,746	31,124,324	7,327,648	13,390,022
Units purchased	—	5,592	75,814	9,134	1,738,759
Units redeemed and transferred	—	(441,407)	(6,425,221)	(959,915)	3,292,208

Units outstanding at December 31, 2008	—	877,931	24,774,917	6,376,867	18,420,989
Units purchased	155,847	42,370	176,347	29,063	219,598
Units redeemed and transferred	1,834	(229,866)	(3,485,714)	(567,077)	(901,199)

Units outstanding at December 31, 2009	157,681	690,435	21,465,550	5,838,853	17,739,388

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount
Units outstanding at January 1, 2008	18,278	7,929	11,874	21,371	—
Units purchased	16,640	49,666	18,954	117,760	—
Units redeemed and transferred	12,500	29,757	(11,226)	131,112	—

Units outstanding at December 31, 2008	47,418	87,352	19,602	270,243	—
Units purchased	96,305	70,327	69,180	490,610	3,368
Units redeemed and transferred	25,357	(14,241)	(1,304)	776	—

Units outstanding at December 31, 2009	169,080	143,438	87,478	761,629	3,368

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Units outstanding at January 1, 2008	17,316	94,524	20,091	8,485	17,218
Units purchased	28,017	213,531	58,561	25,023	5,828
Units redeemed and transferred	(13,014)	7,329	(24,658)	10,318	(8,581)

Units outstanding at December 31, 2008	32,319	315,384	53,994	43,826	14,465
Units purchased	164,166	296,201	93,656	163,060	41,770
Units redeemed and transferred	4,155	(85,642)	26,259	47,312	37,248

Units outstanding at December 31, 2009	200,640	525,943	173,909	254,198	93,483

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount(1)
Units outstanding at January 1, 2008	47,445	—
Units purchased	176,602	18,655
Units redeemed and transferred	68,690	8,710

Units outstanding at December 31, 2008	292,737	27,365
Units purchased	411,080	2,261,433
Units redeemed and transferred	27,315	745,414

Units outstanding at December 31, 2009	731,132	3,034,212

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Asset Allocation - Growth VP
	12/31/2009	293,607,644	$1.21	to	$0.76	$356,027,919	2.49%	1.25%	to	2.30%	28.22%	to	26.63%
	12/31/2008	300,444,289	0.94	to	0.60	283,936,866	2.77	1.25	to	2.30	(40.38)	to	(41.12)
	12/31/2007	352,164,822	1.58	to	1.79	564,355,445	2.21	1.25	to	2.30	6.42	to	5.10
	12/31/2006	350,039,016	1.49	to	1.70	530,509,389	0.89	1.25	to	2.30	14.19	to	12.69
	12/31/2005	335,758,577	1.30	to	1.51	444,784,754	0.46	1.25	to	2.30	10.86	to	9.41

Transamerica Asset Allocation - Conservative VP
	12/31/2009	426,899,828	1.34	to	0.96	561,519,294	4.40	1.25	to	2.45	23.68	to	21.92
	12/31/2008	376,398,827	1.08	to	0.79	400,340,125	3.06	1.25	to	2.45	(22.16)	to	(20.97)
	12/31/2007	271,510,446	1.39	to	1.40	374,984,394	3.03	1.25	to	2.30	5.06	to	3.75
	12/31/2006	236,067,755	1.33	to	1.35	311,598,094	3.42	1.25	to	2.30	8.10	to	6.69
	12/31/2005	218,645,810	1.23	to	1.26	268,389,137	2.75	1.25	to	2.30	3.89	to	2.65

Transamerica Asset Allocation - Moderate VP
	12/31/2009	885,433,023	1.34	to	0.94	1,182,888,651	4.33	1.25	to	2.45	24.84	to	23.18
	12/31/2008	799,972,072	1.07	to	0.76	856,542,397	3.39	1.25	to	2.45	(26.88)	to	(23.89)
	12/31/2007	792,140,948	1.47	to	1.53	1,167,804,097	2.94	1.25	to	2.30	6.62	to	5.30
	12/31/2006	728,972,014	1.38	to	1.45	1,013,622,612	2.59	1.25	to	2.30	10.11	to	8.72
	12/31/2005	670,507,761	1.25	to	1.33	846,622,154	1.83	1.25	to	2.30	6.12	to	4.73

Transamerica Asset Allocation - Moderate Growth VP
	12/31/2009	1,268,179,930	1.29	to	0.89	1,671,991,913	3.32	1.25	to	2.45	26.58	to	24.81
	12/31/2008	1,119,487,288	1.02	to	0.71	1,168,981,435	2.97	1.25	to	2.45	(33.60)	to	(28.72)
	12/31/2007	1,127,588,611	1.54	to	1.66	1,772,642,396	2.31	1.25	to	2.30	6.47	to	5.13
	12/31/2006	1,016,439,937	1.45	to	1.58	1,499,266,700	1.60	1.25	to	2.30	12.43	to	10.99
	12/31/2005	804,905,480	1.29	to	1.42	1,051,692,231	1.14	1.25	to	2.30	8.56	to	7.25

Transamerica Equity VP
	12/31/2009	211,515,242	0.96	to	0.73	173,764,901	0.92	1.25	to	2.30	27.60	to	26.00
	12/31/2008	242,407,649	0.75	to	0.58	154,901,502	0.22	1.25	to	2.30	(46.68)	to	(47.39)
	12/31/2007	283,879,833	1.41	to	1.86	341,421,631	0.02	1.25	to	2.30	14.84	to	13.42
	12/31/2006	365,699,293	1.23	to	1.64	380,393,246	—	1.25	to	2.30	7.38	to	5.95
	12/31/2005	203,562,245	1.14	to	1.55	208,740,139	0.37	1.25	to	2.30	15.10	to	13.67

Transamerica American Century Large Company Value VP
	12/31/2009	19,739,127	0.94	to	0.70	18,845,183	2.46	1.25	to	2.30	18.59	to	17.22
	12/31/2008	21,786,950	0.79	to	0.60	17,514,574	2.26	1.25	to	2.30	(37.56)	to	(38.47)
	12/31/2007	28,503,957	1.27	to	1.56	36,812,406	0.43	1.25	to	2.30	(2.34)	to	(3.56)
	12/31/2006	38,007,317	1.30	to	1.61	50,322,260	2.56	1.25	to	2.30	18.21	to	16.77
	12/31/2005	36,765,658	1.10	to	1.38	41,212,190	0.70	1.25	to	2.30	2.86	to	1.50

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica MFS International Equity VP
	12/31/2009	61,489,383	$1.10	to	$0.84	$70,065,045	2.76%	1.25%	to	2.30%	31.05%	to	29.26%
	12/31/2008	68,562,354	0.84	to	0.65	59,550,150	5.08	1.25	to	2.30	(36.09)	to	(37.00)
	12/31/2007	85,687,522	1.31	to	1.96	117,265,990	0.91	1.25	to	2.30	7.80	to	6.41
	12/31/2006	97,843,578	1.22	to	1.84	123,798,123	1.37	1.25	to	2.30	21.55	to	20.16
	12/31/2005	98,604,682	1.00	to	1.53	102,552,219	0.76	1.25	to	2.30	11.47	to	9.90

Transamerica Science & Technology VP
	12/31/2009	27,170,080	1.00	to	0.88	23,157,459	—	1.25	to	2.30	55.82	to	54.34
	12/31/2008	25,245,300	0.64	to	0.57	13,508,045	—	1.25	to	2.30	(49.23)	to	(50.03)
	12/31/2007	30,164,795	1.26	to	1.73	32,037,608	—	1.25	to	2.30	31.11	to	29.51
	12/31/2006	29,072,853	0.76	to	1.34	23,502,630	—	1.25	to	2.30	(0.24)	to	(1.50)
	12/31/2005	37,690,637	0.76	to	1.36	30,405,263	0.40	1.25	to	2.30	0.80	to	(0.43)

Transamerica Clarion Global Real Estate Securities VP
	12/31/2009	28,729,727	1.78	to	0.73	49,666,479	—	1.25	to	2.30	31.77	to	30.01
	12/31/2008	30,247,076	1.35	to	0.56	39,869,448	6.44	1.25	to	2.30	(43.09)	to	(43.80)
	12/31/2007	39,920,169	2.38	to	2.28	93,167,627	6.31	1.25	to	2.30	(7.86)	to	(9.01)
	12/31/2006	55,297,091	2.58	to	2.51	140,937,555	1.38	1.25	to	2.30	40.52	to	38.73
	12/31/2005	51,274,577	1.84	to	1.81	93,352,692	1.64	1.25	to	2.30	12.08	to	10.64

Transamerica Templeton Global VP
	12/31/2009	132,022,217	0.97	to	0.74	93,498,468	1.88	1.25	to	2.30	26.74	to	24.97
	12/31/2008	25,660,162	0.76	to	0.60	13,594,435	1.85	1.25	to	2.30	(44.37)	to	(45.08)
	12/31/2007	30,718,024	1.37	to	1.47	29,807,463	1.51	1.25	to	2.30	13.82	to	12.38
	12/31/2006	32,638,941	1.20	to	1.31	27,543,986	1.28	1.25	to	2.30	17.33	to	15.79
	12/31/2005	32,519,818	1.03	to	1.13	23,436,725	1.08	1.25	to	2.30	14.75	to	13.04

Transamerica Balanced VP
	12/31/2009	31,050,756	1.25	to	0.90	37,876,212	1.78	1.25	to	2.45	24.74	to	22.93
	12/31/2008	21,712,317	1.00	to	0.73	21,423,465	1.84	1.25	to	2.45	(33.24)	to	(27.04)
	12/31/2007	20,464,582	1.50	to	1.47	30,376,450	1.11	1.25	to	2.30	12.20	to	10.81
	12/31/2006	20,246,317	1.34	to	1.33	26,879,335	0.98	1.25	to	2.30	7.78	to	6.30
	12/31/2005	21,405,197	1.24	to	1.25	26,347,351	1.33	1.25	to	2.30	6.63	to	5.37

Transamerica Jennison Growth VP
	12/31/2009	28,037,314	0.92	to	0.89	25,367,528	0.15	1.25	to	2.30	39.26	to	37.53
	12/31/2008	24,292,309	0.66	to	0.65	15,596,912	0.10	1.25	to	2.30	(37.79)	to	(38.53)
	12/31/2007	27,500,516	1.02	to	1.53	28,486,491	0.06	1.25	to	2.30	10.13	to	8.76
	12/31/2006	34,860,247	0.93	to	1.40	32,663,281	—	1.25	to	2.30	0.71	to	(0.68)
	12/31/2005	37,772,640	0.92	to	1.41	35,130,760	0.20	1.25	to	2.30	12.39	to	10.98

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica JPMorgan Enhanced Index VP
	12/31/2009	76,651,694	$0.89	to	$0.77	$85,362,534	2.18%	1.25%	to	2.30%	27.99%	to	26.41%
	12/31/2008	75,561,827	0.70	to	0.61	65,362,497	5.60	1.25	to	2.30	(38.13)	to	(38.93)
	12/31/2007	88,489,862	1.12	to	1.51	125,749,660	1.14	1.25	to	2.30	3.24	to	1.94
	12/31/2006	106,837,575	1.09	to	1.48	149,820,009	1.04	1.25	to	2.30	13.89	to	12.39
	12/31/2005	124,292,071	0.96	to	1.32	154,751,471	1.26	1.25	to	2.30	2.19	to	0.88
Transamerica Marsico Growth VP
	12/31/2009	36,041,188	0.87	to	0.78	30,968,098	0.81	1.25	to	2.30	25.07	to	23.49
	12/31/2008	41,267,965	0.69	to	0.63	27,984,529	0.76	1.25	to	2.30	(41.68)	to	(42.46)
	12/31/2007	45,618,795	1.19	to	1.66	53,285,791	0.02	1.25	to	2.30	18.91	to	17.42
	12/31/2006	46,068,948	1.00	to	1.41	45,341,130	0.11	1.25	to	2.30	4.06	to	2.80
	12/31/2005	50,013,350	0.96	to	1.37	47,297,952	0.07	1.25	to	2.30	7.25	to	5.78
Transamerica AEGON High Yield Bond VP
	12/31/2009	68,757,941	1.48	to	1.05	97,606,766	8.81	1.25	to	2.30	45.42	to	43.56
	12/31/2008	53,656,252	1.02	to	0.73	52,752,860	9.45	1.25	to	2.30	(26.13)	to	(27.15)
	12/31/2007	65,237,746	1.38	to	1.23	87,246,453	8.71	1.25	to	2.30	0.59	to	(0.57)
	12/31/2006	81,322,999	1.37	to	1.24	108,605,358	9.68	1.25	to	2.30	9.58	to	8.14
	12/31/2005	95,510,477	1.25	to	1.15	116,644,101	7.79	1.25	to	2.30	0.56	to	(0.77)
Transamerica Growth Opportunities VP
	12/31/2009	27,537,219	1.60	to	0.82	41,891,360	0.33	1.25	to	2.30	35.17	to	33.45
	12/31/2008	29,680,366	1.18	to	0.62	33,640,632	3.51	1.25	to	2.30	(41.64)	to	(42.40)
	12/31/2007	37,506,754	2.03	to	1.98	73,168,251	0.04	1.25	to	2.30	21.56	to	19.96
	12/31/2006	44,227,884	1.67	to	1.65	71,071,187	0.19	1.25	to	2.30	3.81	to	2.54
	12/31/2005	56,252,510	1.61	to	1.61	86,974,458	—	1.25	to	2.30	14.80	to	13.33
Transamerica BlackRock Large Cap Value VP
	12/31/2009	157,907,814	1.20	to	0.73	197,986,732	1.04	1.25	to	2.30	12.58	to	11.16
	12/31/2008	51,860,445	1.07	to	0.65	57,622,753	0.90	1.25	to	2.30	(34.71)	to	(35.55)
	12/31/2007	60,237,862	1.64	to	1.90	103,081,638	0.91	1.25	to	2.30	3.34	to	1.99
	12/31/2006	66,036,946	1.59	to	1.86	109,965,001	0.49	1.25	to	2.30	15.48	to	14.00
	12/31/2005	69,926,649	1.37	to	1.63	100,796,696	0.70	1.25	to	2.30	14.51	to	13.14
Transamerica PIMCO Total Return VP
	12/31/2009	296,380,822	1.39	to	1.03	394,940,745	6.56	1.25	to	2.45	14.60	to	12.98
	12/31/2008	196,989,757	1.21	to	0.91	232,447,318	5.94	1.25	to	2.45	(4.00)	to	(8.63)
	12/31/2007	179,268,797	1.26	to	1.10	221,824,032	2.58	1.25	to	2.30	7.60	to	6.35
	12/31/2006	184,045,568	1.17	to	1.04	212,343,313	3.40	1.25	to	2.30	2.93	to	1.57
	12/31/2005	194,397,804	1.14	to	1.02	218,340,807	1.80	1.25	to	2.30	1.07	to	(0.26)

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Focus VP
	12/31/2009	75,024,853	$0.97	to	$0.77	$75,433,842	2.54%	1.25%	to	2.30%	26.33%	to	24.70%
	12/31/2008	88,988,192	0.76	to	0.62	70,947,292	2.05	1.25	to	2.30	(37.15)	to	(37.97)
	12/31/2007	110,812,098	1.22	to	1.56	141,294,608	1.28	1.25	to	2.30	(0.22)	to	(1.51)
	12/31/2006	135,756,807	1.22	to	1.59	173,770,465	0.98	1.25	to	2.30	17.10	to	15.64
	12/31/2005	157,334,438	1.04	to	1.37	171,849,115	0.60	1.25	to	2.30	2.80	to	1.48

Transamerica Convertible Securities VP
	12/31/2009	25,453,128	1.34	to	0.86	33,340,808	3.75	1.25	to	2.30	29.68	to	28.22
	12/31/2008	26,236,091	1.04	to	0.67	26,654,279	5.70	1.25	to	2.30	(37.66)	to	(38.42)
	12/31/2007	32,362,294	1.66	to	1.61	52,997,756	2.02	1.25	to	2.30	17.16	to	15.62
	12/31/2006	32,032,000	1.42	to	1.39	45,008,172	1.66	1.25	to	2.30	9.53	to	8.17
	12/31/2005	26,751,938	1.29	to	1.28	34,402,029	2.12	1.25	to	2.30	2.60	to	1.22

Transamerica U.S. Government Securities VP
	12/31/2009	121,765,853	1.30	to	1.04	169,958,982	2.25	1.25	to	2.45	3.18	to	1.71
	12/31/2008	109,754,173	1.26	to	1.03	157,185,721	2.05	1.25	to	2.45	6.33	to	2.56
	12/31/2007	81,431,564	1.19	to	1.03	111,128,766	4.51	1.25	to	2.30	4.73	to	3.39
	12/31/2006	92,284,663	1.13	to	1.00	120,957,931	3.65	1.25	to	2.30	2.00	to	0.75
	12/31/2005	103,954,082	1.11	to	0.99	133,651,378	3.92	1.25	to	2.30	0.97	to	(0.31)

Transamerica U.S. Government Securities VP - PAM Fund - SC
	12/31/2009	73,520,866	1.20	to	1.09	86,072,017	2.08	1.25	to	2.00	2.91	to	2.15
	12/31/2008	123,965,271	1.17	to	1.07	141,241,498	1.65	1.25	to	2.00	6.09	to	5.30
	12/31/2007	5,178,923	1.10	to	1.05	5,566,215	18.43	1.25	to	2.00	4.47	to	3.70
	12/31/2006	164	1.05	to	1.01	170	11.71	1.25	to	2.00	1.79	to	1.04
	12/31/2005	81,725	1.03	to	1.00	83,158	0.00	1.25	to	2.00	0.73	to	(0.01)

Transamerica T. Rowe Price Equity Income VP
	12/31/2009	117,162,336	1.16	to	0.77	196,865,940	3.91	1.25	to	2.30	23.87	to	22.35
	12/31/2008	132,050,383	0.93	to	0.63	181,872,258	3.49	1.25	to	2.30	(36.76)	to	(37.64)
	12/31/2007	157,698,265	1.48	to	1.61	350,548,649	2.08	1.25	to	2.30	2.03	to	0.73
	12/31/2006	185,892,672	1.45	to	1.60	412,500,843	1.84	1.25	to	2.30	17.50	to	16.04
	12/31/2005	213,458,620	1.23	to	1.38	411,811,607	1.76	1.25	to	2.30	2.83	to	1.48

Transamerica T. Rowe Price Growth Stock VP
	12/31/2009	75,237,006	1.03	to	0.81	132,650,190	0.46	1.25	to	2.30	41.54	to	39.70
	12/31/2008	81,479,626	0.72	to	0.58	104,327,656	0.77	1.25	to	2.30	(43.09)	to	(43.80)
	12/31/2007	96,060,943	1.27	to	1.58	220,625,176	0.26	1.25	to	2.30	8.55	to	7.13
	12/31/2006	113,692,822	1.17	to	1.48	245,084,685	0.23	1.25	to	2.30	11.99	to	10.60
	12/31/2005	131,745,179	1.05	to	1.34	256,198,435	0.49	1.25	to	2.30	4.86	to	3.52

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica T. Rowe Price Small Cap VP
	12/31/2009		70,166,783	$1.08	to	$0.85	$68,613,378	—%	1.25%	to	2.30%	36.99%	to	35.22%
	12/31/2008		78,416,187	0.79	to	0.63	55,249,620	1.60	1.25	to	2.30	(37.04)	to	(37.84)
	12/31/2007		92,857,315	1.25	to	1.66	104,800,420	—	1.25	to	2.30	8.25	to	6.80
	12/31/2006		117,898,288	1.16	to	1.56	122,758,117	—	1.25	to	2.30	2.31	to	1.02
	12/31/2005		136,061,148	1.13	to	1.54	138,762,687	—	1.25	to	2.30	9.25	to	7.92

Transamerica Van Kampen Active International Allocation VP
	12/31/2009		74,224,167	1.20	to	0.78	112,404,738	0.15	1.25	to	2.30	24.33	to	22.85
	12/31/2008		82,531,196	0.97	to	0.64	101,691,108	5.13	1.25	to	2.30	(39.59)	to	(40.42)
	12/31/2007		101,148,678	1.60	to	2.23	207,322,239	2.74	1.25	to	2.30	14.17	to	12.67
	12/31/2006		105,527,585	1.40	to	1.98	192,418,681	0.32	1.25	to	2.30	21.99	to	20.42
	12/31/2005		105,164,346	1.15	to	1.64	157,833,741	3.43	1.25	to	2.30	12.39	to	11.06

Transamerica Van Kampen Large Cap Core VP
	12/31/2009		89,603,587	1.11	to	0.82	162,435,410	0.93	1.25	to	2.30	43.62	to	41.82
	12/31/2008		48,296,593	0.77	to	0.58	65,477,186	3.79	1.25	to	2.30	(42.80)	to	(43.51)
	12/31/2007		54,595,685	1.35	to	1.54	134,536,669	0.90	1.25	to	2.30	7.89	to	6.48
	12/31/2006		66,608,332	1.25	to	1.45	158,096,474	0.93	1.25	to	2.30	8.97	to	7.59
	12/31/2005		82,584,820	1.15	to	1.34	182,253,826	1.36	1.25	to	2.30	8.07	to	6.68

Transamerica Money Market VP
	12/31/2009		219,483,757	1.09	to	0.97	263,342,710	0.12	1.25	to	2.45	(1.10)	to	(2.38)
	12/31/2008		317,875,150	1.11	to	1.00	390,109,230	2.24	1.25	to	2.45	1.13	to	(0.38)
	12/31/2007		166,726,912	1.09	to	1.02	205,999,246	4.90	1.25	to	2.30	3.73	to	2.40
	12/31/2006		131,502,869	1.06	to	1.00	159,021,596	4.74	1.25	to	2.30	3.44	to	2.13
	12/31/2005		107,894,952	1.02	to	0.98	126,217,648	2.86	1.25	to	2.30	0.86	to	0.33

Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2009		37,342,558	0.94	to	0.89	33,153,233	—	1.25	to	2.30	58.58	to	56.52
	12/31/2008		36,398,819	0.59	to	0.57	20,184,740	2.04	1.25	to	2.30	(46.96)	to	(47.65)
	12/31/2007		42,948,574	1.00	to	1.66	45,031,573	—	1.25	to	2.30	21.01	to	19.48
	12/31/2006		47,582,402	0.82	to	1.39	41,298,876	—	1.25	to	2.30	8.55	to	7.13
	12/31/2005		58,624,425	0.76	to	1.30	46,812,432	0.09	1.25	to	2.30	6.23	to	4.91

Transamerica International Moderate Growth VP - SC
	12/31/2009		158,637,626	0.89	to	0.86	139,691,778	2.66	1.25	to	2.45	27.73	to	26.23
	12/31/2008		113,793,326	0.70	to	0.68	78,605,551	2.45	1.25	to	2.45	(37.11)	to	(31.85)
	12/31/2007		70,286,387	1.11	to	1.09	77,443,929	1.32	1.25	to	2.30	7.15	to	6.04
	12/31/2006	(1)	14,250,077	1.03	to	1.03	14,692,958	—	1.25	to	2.30	3.21	to	2.54

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Small/Mid Cap Value VP
	12/31/2009		57,722,451	$1.69	to	$0.92	$137,826,521	3.20%	1.25%	to	2.30%	41.45%	to	39.69%
	12/31/2008	(1)	63,351,112	1.19	to	0.66	111,735,406	1.76	1.25	to	2.30	(41.60)	to	(34.34)
	12/31/2007		73,511,327	2.04	to	5.94	232,779,139	0.90	1.25	to	2.05	23.19	to	22.22
	12/31/2006		93,211,808	1.66	to	1.71	246,204,461	0.87	1.25	to	2.05	16.60	to	15.69
	12/31/2005		110,928,225	1.42	to	1.48	260,494,622	0.41	1.25	to	2.05	12.16	to	11.29

Transamerica Index 50 VP - SC
	12/31/2009		52,441,573	1.00	to	0.92	49,277,110	0.34	1.25%	to	2.45	15.09	to	13.74
	12/31/2008	(1)	6,707,702	0.82	to	0.81	5,488,483	—	1.25	to	2.45	(18.08)%	to	(18.73)

Transamerica Index 75 VP - SC
	12/31/2009		108,495,352	1.00	to	0.86	95,152,421	0.45	1.25	to	2.45	21.66	to	20.24
	12/31/2008	(1)	20,462,446	0.72	to	0.72	14,772,045	—	1.25	to	2.45	(27.70)	to	(28.27)

Transamerica Value Balanced VP - SC
	12/31/2009		9,412,353	0.87	to	0.85	8,178,354	4.66	1.25	to	2.45	21.62	to	20.20
	12/31/2008	(1)	2,767,641	0.72	to	0.68	1,981,088	6.56	1.25	to	2.45	(28.34)	to	(31.85)

Transamerica Efficient Markets VP - SC
	12/31/2009	(1)	7,310,048	1.21	to	1.19	8,798,793	0.04	1.30	to	2.45	16.35	to	15.04
	12/31/2008	(1)	52,057	1.04	to	1.04	53,981	—	1.30	to	2.45	3.71	to	3.55

Transamerica BlackRock Global Allocation VP - SC
	12/31/2009	(1)	57,237,568	1.21	to	1.20	68,899,195	—	1.35	to	2.40	20.52	to	19.69

Transamerica BlackRock Tactical Allocation VP - SC
	12/31/2009	(1)	14,707,310	1.00	to	1.00	17,683,172	—	1.25	to	2.30	1.02	to	0.90

Transamerica ProFunds UltraBear VP - SC OAM
	12/31/2009	(1)	639,202	0.56	to	0.56	359,679	—	1.30	to	2.00	(43.69)	to	(43.95)

Transamerica Foxhall Global Growth VP - SC
	12/31/2009	(1)	829,307	1.01	to	1.01	834,815	—	1.30	to	2.30	1.79	to	1.68

Transamerica Foxhall Global Conservative VP - SC
	12/31/2009	(1)	743,244	0.98	to	0.98	731,147	—	1.30	to	2.45	(1.13)	to	(1.26)

Transamerica Foxhall Global Hard Asset VP - SC
	12/31/2009	(1)	1,452,049	0.99	to	0.98	1,431,731	—	1.30	to	2.30	(0.05)	to	(0.16)

Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC
	12/31/2009	(1)	1,952,355	1.01	to	1.01	1,970,882	—	1.30	to	2.30	1.90	to	1.79

Transamerica Hanlon Growth VP - SC
	12/31/2009	(1)	592,237	1.02	to	1.02	604,947	—	1.30	to	2.30	2.53	to	2.41

Transamerica Hanlon Growth and Income VP - SC
	12/31/2009	(1)	389,413	1.02	to	1.02	398,229	—	1.30	to	2.30	2.55	to	2.43

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Hanlon Balanced VP - SC
	12/31/2009	(1)	1,141,493	$1.02	to	$1.02	$1,165,255	—%	1.30%	to	2.30%	2.28%	to	2.16%

Transamerica Hanlon Managed Income VP - SC
	12/31/2009	(1)	9,549,230	1.00	to	1.00	9,585,273	—	1.30	to	2.30	0.40	to	0.28

Transamerica Index 35 VP - SC
	12/31/2009	(1)	206,947	1.00	to	1.00	206,617	—	1.25	to	2.45	(0.14)	to	(0.28)

Transamerica Index 100 VP - SC
	12/31/2009	(1)	290,786	1.02	to	1.02	297,837	—	1.25	to	2.30	2.45	to	2.33

Transamerica JPMorgan Mid Cap Value VP - SC
	12/31/2009	(1)	78,140	1.03	to	1.03	80,470	—	1.25	to	2.30	4.55	to	4.42

AIM V.I. Basic Value
	12/31/2009		28,936,665	0.88	to	0.67	25,112,242	1.27	1.25	to	2.30	45.92	to	44.42
	12/31/2008		29,192,375	0.60	to	0.47	17,407,911	0.45	1.25	to	2.30	(52.50)	to	(52.99)
	12/31/2007		37,303,273	1.27	to	1.57	46,936,446	0.31	1.25	to	2.30	0.11	to	(0.93)
	12/31/2006		44,971,961	1.27	to	1.58	56,640,792	0.12	1.25	to	2.30	11.55	to	10.41
	12/31/2005		55,129,915	1.14	to	1.43	62,338,470	—	1.25	to	2.30	4.13	to	3.06

AIM V.I. Capital Appreciation
	12/31/2009		6,994,598	0.89	to	0.69	6,110,262	0.30	1.25	to	2.30	19.23	to	18.00
	12/31/2008		6,692,362	0.75	to	0.58	4,921,070	—	1.25	to	2.30	(43.34)	to	(43.92)
	12/31/2007		7,509,747	1.32	to	1.52	9,780,412	—	1.25	to	2.30	10.35	to	9.21
	12/31/2006		9,306,881	1.20	to	1.39	11,023,632	—	1.25	to	2.30	4.75	to	3.68
	12/31/2005		9,932,372	1.14	to	1.34	11,248,958	—	1.25	to	2.30	7.24	to	6.14

AllianceBernstein Growth & Income
	12/31/2009		45,688,754	0.88	to	0.69	39,961,523	3.55	1.25	to	2.30	18.86	to	17.64
	12/31/2008		53,322,418	0.74	to	0.59	39,258,756	1.78	1.25	to	2.30	(41.43)	to	(42.03)
	12/31/2007		63,800,491	1.26	to	1.59	80,455,929	1.21	1.25	to	2.30	3.56	to	2.49
	12/31/2006		77,291,684	1.22	to	1.56	94,343,570	1.14	1.25	to	2.30	15.54	to	14.36
	12/31/2005		91,501,581	1.05	to	1.36	96,891,787	1.30	1.25	to	2.30	3.31	to	2.25

AllianceBernstein Large Cap Growth
	12/31/2009		27,519,775	0.87	to	0.84	21,517,625	—	1.25	to	2.30	35.41	to	34.02
	12/31/2008		28,070,368	0.65	to	0.63	16,214,023	—	1.25	to	2.30	(40.57)	to	(41.18)
	12/31/2007		32,264,687	0.95	to	1.47	31,248,333	—	1.25	to	2.30	12.20	to	11.05
	12/31/2006		38,492,899	0.85	to	1.32	33,301,544	—	1.25	to	2.30	(1.86)	to	(2.87)
	12/31/2005		44,575,244	0.86	to	1.36	39,479,283	—	1.25	to	2.30	13.43	to	12.27

AllianceBernstein Balanced Wealth Strategy
	12/31/2009		8,104,630	1.24	to	1.23	10,047,749	0.90	1.50	to	2.65	22.61	to	21.24
	12/31/2008	(1)	154,287	1.01	to	1.01	156,332	—	1.50	to	2.65	1.33	to	1.17

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Aspen-Enterprise
	12/31/2009	24,204,454	$1.02	to	$0.84	$18,789,785	—%	1.25%	to	2.30%	42.66%	to	41.19%
	12/31/2008	27,900,139	0.71	to	0.59	15,433,329	0.06	1.25	to	2.30	(44.55)	to	(45.13)
	12/31/2007	31,800,279	1.29	to	2.12	30,998,592	0.63	1.25	to	2.30	20.23	to	18.99
	12/31/2006	26,432,690	1.07	to	1.79	21,816,991	—	1.25	to	2.30	11.91	to	10.76
	12/31/2005	31,261,264	0.96	to	1.61	23,844,610	—	1.25	to	2.30	10.65	to	9.52

Janus Aspen Perkins-Mid Cap Value
	12/31/2009	2,351,020	1.36	to	1.31	3,137,832	0.34	1.25%	to	1.65	31.28	to	30.76
	12/31/2008	2,704,031	1.04	to	1.00	2,755,067	0.38	1.25	to	1.65	(28.79)	to	(29.07)
	12/31/2007	3,455,868	1.45	to	1.41	4,953,039	4.50	1.25	to	1.65	5.84	to	5.42
	12/31/2006	4,025,469	1.37	to	1.34	5,460,464	0.99	1.25	to	1.65	13.65	to	13.20
	12/31/2005	4,844,801	1.21	to	1.18	5,793,046	0.64	1.25	to	1.65	8.65	to	8.22

Janus Aspen-Worldwide
	12/31/2009	51,760,069	0.75	to	0.73	35,455,082	1.32	1.25	to	2.30	35.71	to	34.31
	12/31/2008	45,032,767	0.55	to	0.54	22,746,673	0.96	1.25	to	2.30	(45.49)	to	(46.06)
	12/31/2007	53,084,461	1.02	to	1.60	49,676,967	0.58	1.25	to	2.30	8.01	to	6.89
	12/31/2006	53,055,483	0.94	to	1.50	46,129,552	1.63	1.25	to	2.30	16.48	to	15.29
	12/31/2005	55,473,225	0.81	to	1.30	41,848,549	1.20	1.25	to	2.30	4.27	to	3.20

MFS New Discovery
	12/31/2009	21,450,984	1.16	to	0.92	24,479,755	—	1.25	to	2.30	60.91	to	59.26
	12/31/2008	15,212,879	0.72	to	0.58	10,829,606	—	1.25	to	2.30	(40.27)	to	(40.89)
	12/31/2007	18,806,193	1.21	to	1.49	22,480,559	—	1.25	to	2.30	0.98	to	(0.06)
	12/31/2006	23,349,833	1.20	to	1.49	27,690,404	—	1.25	to	2.30	11.54	to	10.40
	12/31/2005	29,429,225	1.07	to	1.35	31,329,126	—	1.25	to	2.30	3.74	to	2.68

MFS Total Return
	12/31/2009	54,883,691	1.18	to	0.88	63,388,306	3.38	1.25	to	2.30	16.27	to	15.08
	12/31/2008	56,745,490	1.02	to	0.76	56,591,135	2.93	1.25	to	2.30	(23.28)	to	(24.07)
	12/31/2007	65,867,193	1.32	to	1.35	86,022,424	2.38	1.25	to	2.30	2.65	to	1.59
	12/31/2006	74,360,412	1.29	to	1.33	94,872,229	2.12	1.25	to	2.30	10.25	to	9.12
	12/31/2005	83,444,209	1.17	to	1.22	96,651,648	1.83	1.25	to	2.30	1.33	to	0.30

Fidelity-VIP Contrafund®
	12/31/2009	145,193,887	1.35	to	0.79	174,641,929	1.18	1.25	to	2.30	33.80	to	32.42
	12/31/2008	156,031,898	1.01	to	0.60	140,544,144	0.75	1.25	to	2.30	(43.40)	to	(43.99)
	12/31/2007	171,085,042	1.79	to	1.98	273,945,002	0.73	1.25	to	2.30	15.85	to	14.65
	12/31/2006	186,851,007	1.54	to	1.72	258,933,649	0.99	1.25	to	2.30	10.06	to	8.93
	12/31/2005	191,272,353	1.40	to	1.58	242,317,803	0.12	1.25	to	2.30	15.21	to	14.03

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity-VIP Equity-Income
	12/31/2009		45,541,010	$0.97	to	$0.69	$45,516,351	2.05%	1.25%	to	2.30%	28.28%	to	26.96%
	12/31/2008		52,994,411	0.76	to	0.55	41,416,391	2.09	1.25	to	2.30	(43.52)	to	(44.11)
	12/31/2007		64,595,023	1.34	to	1.63	89,649,119	1.51	1.25	to	2.30	0.01	to	(1.02)
	12/31/2006		77,433,512	1.34	to	1.65	107,807,608	3.03	1.25	to	2.30	18.45	to	17.24
	12/31/2005		77,156,270	1.13	to	1.40	90,717,576	1.47	1.25	to	2.30	4.27	to	3.20

Fidelity-VIP Growth
	12/31/2009		32,483,226	0.78	to	0.70	24,205,981	0.20	1.25	to	2.30	26.38	to	25.09
	12/31/2008		38,408,158	0.62	to	0.56	22,538,053	0.55	1.25	to	2.30	(47.96)	to	(48.50)
	12/31/2007		43,691,952	1.09	to	1.66	49,196,249	0.36	1.25	to	2.30	25.09	to	23.80
	12/31/2006		38,679,255	0.87	to	1.34	34,871,994	0.17	1.25	to	2.30	5.26	to	4.18
	12/31/2005		45,726,579	0.83	to	1.29	39,429,887	0.30	1.25	to	2.30	4.20	to	3.14

Fidelity-VIP Growth Opportunities
	12/31/2009		2,509,398	0.82	to	0.62	1,911,152	0.23	1.25%	to	1.65	43.67	to	43.10
	12/31/2008		2,952,425	0.57	to	0.43	1,565,128	0.12	1.25	to	1.65	(55.69)	to	(55.87)
	12/31/2007		3,556,225	1.28	to	0.98	4,275,368	—	1.25	to	1.65	21.38	to	20.90
	12/31/2006		4,382,176	1.06	to	0.81	4,366,730	0.49	1.25	to	1.65	3.82	to	3.42
	12/31/2005		5,285,568	1.02	to	0.78	5,069,255	0.68	1.25	to	1.65	7.34	to	6.92

Fidelity-VIP Mid Cap
	12/31/2009		106,128,511	1.87	to	0.83	192,489,020	0.45	1.25	to	2.30	38.03	to	36.61
	12/31/2008		123,204,417	1.35	to	0.61	163,375,898	0.24	1.25	to	2.30	(40.36)	to	(40.97)
	12/31/2007		150,490,168	2.27	to	2.41	336,300,424	0.49	1.25	to	2.30	13.91	to	12.73
	12/31/2006		178,739,314	1.99	to	2.14	352,519,842	0.18	1.25	to	2.30	11.02	to	9.88
	12/31/2005		208,812,409	1.79	to	1.95	371,650,060	—	1.25	to	2.30	16.56	to	15.37

Fidelity-VIP Value Strategies
	12/31/2009		45,271,627	1.18	to	0.72	52,231,295	0.36	1.25	to	2.30	55.21	to	53.62
	12/31/2008		49,976,391	0.76	to	0.47	37,313,777	0.49	1.25	to	2.30	(51.89)	to	(52.39)
	12/31/2007		62,273,935	1.58	to	1.91	97,289,208	0.58	1.25	to	2.30	4.13	to	3.06
	12/31/2006		70,643,721	1.52	to	1.86	106,323,014	0.36	1.25	to	2.30	14.58	to	13.41
	12/31/2005		79,580,913	1.32	to	1.64	104,685,364	—	1.25	to	2.30	1.17	to	0.13

Fidelity-VIP Balanced
	12/31/2009		19,434,180	0.91	to	0.89	17,650,080	2.45	1.25	to	2.45	36.62	to	35.01
	12/31/2008	(1)	5,787,687	0.67	to	0.66	3,855,651	4.07	1.25	to	2.45	(33.33)	to	(33.85)

Franklin Income Securities
	12/31/2009		32,281,661	0.90	to	0.88	28,997,286	7.29	1.25	to	2.30	33.92	to	32.55
	12/31/2008		15,807,606	0.67	to	0.66	10,626,894	5.50	1.25	to	2.30	(30.53)	to	(31.24)
	12/31/2007	(1)	6,760,864	0.97	to	1.00	6,556,928	0.26	1.25	to	2.30	(2.86)	to	(3.53)

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Mutual Shares Securities
	12/31/2009		13,129,790	$0.75	to	$0.73	$9,746,295	2.01%	1.25%	to	2.30%	24.49%	to	23.22%
	12/31/2008		9,560,602	0.60	to	0.59	5,714,459	3.08	1.25	to	2.30	(37.89)	to	(38.53)
	12/31/2007	(1)	7,163,394	0.97	to	1.01	6,905,863	0.01	1.25	to	2.30	(3.46)	to	(4.12)

Templeton Foreign Securities
	12/31/2009		36,456,694	0.85	to	0.83	30,890,820	2.65	1.25	to	2.30	35.35	to	33.96
	12/31/2008		20,514,605	0.63	to	0.62	12,872,321	2.57	1.25	to	2.30	(41.12)	to	(41.72)
	12/31/2007	(1)	14,131,536	1.07	to	1.09	15,096,177	0.18	1.25	to	2.30	7.01	to	6.28

Franklin Templeton Founding Funds Allocation
	12/31/2009		20,157,488	1.27	to	1.25	25,548,689	5.15	1.45	to	2.60	28.21	to	26.77
	12/31/2008	(1)	497,588	0.99	to	0.99	492,793	3.36	1.45	to	2.60	(0.94)	to	(1.10)

American Funds – Asset Allocation Fund
	12/31/2009	(1)	737,632	1.01	to	1.01	743,695	0.15	1.60	to	2.75	1.88	to	1.75

American Funds – Bond Fund
	12/31/2009	(1)	504,436	0.99	to	0.99	501,383	1.15	1.60	to	2.75	(0.68)	to	(0.81)

American Funds – Growth Fund
	12/31/2009	(1)	220,128	1.00	to	1.00	220,838	0.36	1.60	to	2.60	1.70	to	1.59

American Funds – Growth–Income Fund
	12/31/2009	(1)	79,507	1.01	to	1.01	80,190	2.23	1.60	to	2.60	2.21	to	2.10

American Funds – International Fund
	12/31/2009	(1)	79,326	0.98	to	0.98	77,792	1.26	1.60	to	2.60	(0.22)	to	(0.33)

GE Investments Total Return Fund
	12/31/2009	(1)	157,681	1.00	to	1.00	158,292	1.77	1.50	to	2.65	1.54	to	1.41

MTB Managed Allocation Fund-Moderate Growth II
	12/31/2009		690,435	1.08	to	1.02	741,634	0.01	1.30%	to	2.30	24.01	to	22.80
	12/31/2008		877,931	0.87	to	0.83	759,948	1.13	1.30	to	2.30	(29.99)	to	(30.68)
	12/31/2007		1,313,746	1.24	to	1.20	1,624,021	2.04	1.30	to	2.30	5.51	to	4.47
	12/31/2006		1,399,049	1.17	to	1.15	1,640,423	2.48	1.30	to	2.30	9.01	to	7.94
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15

BlackRock Basic Value V.I.
	12/31/2009		21,465,550	1.14	to	1.33	30,704,585	2.07	1.25	to	2.30	29.52	to	28.19
	12/31/2008		24,774,917	0.88	to	1.04	27,222,322	2.15	1.25	to	2.30	(37.55)	to	(38.20)
	12/31/2007		31,124,324	1.41	to	1.67	54,959,003	1.35	1.25	to	2.30	0.56	to	(0.48)
	12/31/2006		39,810,741	1.40	to	1.68	70,276,190	1.53	1.25	to	2.30	20.36	to	19.13
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25	to	2.30	1.67	to	0.63

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock High Income V.I.
	12/31/2009		5,838,853	$1.58	to	$1.38	$9,048,158	9.33%	1.25%	to	2.30%	54.69%	to	53.10%
	12/31/2008		6,376,867	1.02	to	0.90	6,401,759	9.40	1.25	to	2.30	(30.05)	to	(30.77)
	12/31/2007		7,327,648	1.46	to	1.30	10,522,866	7.81	1.25	to	2.30	1.15	to	0.10
	12/31/2006		9,530,758	1.44	to	1.30	13,554,917	7.45	1.25	to	2.30	8.11	to	7.00
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25	to	2.30	0.29	to	(0.73)

BlackRock Global Allocation V.I.
	12/31/2009		17,739,388	2.04	to	2.16	27,612,347	1.90	1.25	to	2.30	19.71	to	18.48
	12/31/2008		18,420,989	1.71	to	1.82	24,025,516	2.48	1.25	to	2.30	(20.42)	to	(21.24)
	12/31/2007		13,390,022	2.14	to	2.31	21,415,424	3.01	1.25	to	2.30	15.56	to	14.37
	12/31/2006		12,154,479	1.86	to	2.02	16,596,816	2.96	1.25	to	2.30	15.10	to	13.92
	12/31/2005		10,624,951	1.61	to	1.78	12,746,876	2.85	1.25	to	2.30	9.16	to	8.04

Huntington VA Dividend Capture
	12/31/2009		169,080	0.83	to	0.81	140,072	—	1.30	to	2.30	23.50	to	22.29
	12/31/2008		47,418	0.67	to	0.66	31,769	12.63	1.30	to	2.30	(29.01)	to	(29.71)
	12/31/2007	(1)	18,278	0.95	to	0.94	17,317	—	1.30	to	2.30	(5.23)	to	(5.51)

Huntington VA Growth
	12/31/2009		143,438	0.76	to	0.74	108,693	—	1.30	to	2.30	14.47	to	13.35
	12/31/2008		87,352	0.67	to	0.66	57,838	1.51	1.30	to	2.30	(38.71)	to	(39.31)
	12/31/2007	(1)	7,929	1.09	to	1.08	8,596	—	1.30	to	2.30	8.60	to	8.28

Huntington VA Income Equity
	12/31/2009		87,478	0.72	to	0.70	63,043	—	1.30	to	2.30	20.05	to	18.88
	12/31/2008		19,602	0.60	to	0.59	11,767	6.99	1.30	to	2.30	(38.64)	to	(39.24)
	12/31/2007	(1)	11,874	0.98	to	0.98	11,616	—	1.30	to	2.30	(2.17)	to	(2.47)

Huntington VA International Equity
	12/31/2009		761,629	0.83	to	0.81	633,019	0.05	1.30	to	2.30	31.76	to	30.47
	12/31/2008		270,243	0.63	to	0.62	170,367	4.28	1.30	to	2.30	(41.32)	to	(41.90)
	12/31/2007	(1)	21,371	1.08	to	1.07	23,012	—	1.30	to	2.30	7.81	to	7.48

Huntington VA Macro 100
	12/31/2009		3,368	0.75	to	0.73	2,521	—	1.30	to	2.30	20.30	to	19.13
	12/31/2008		—	0.62	to	0.61	—	—	1.30	to	2.30	(34.76)	to	(35.40)
	12/31/2007	(1)	—	0.95	to	0.95	—	—	1.30	to	2.30	(4.65)	to	(4.94)

Huntington VA Mid Corp America
	12/31/2009		200,640	0.82	to	0.80	163,727	—	1.30	to	2.30	32.51	to	31.21
	12/31/2008		32,319	0.62	to	0.61	19,905	1.41	1.30	to	2.30	(39.62)	to	(40.22)
	12/31/2007	(1)	17,316	1.02	to	1.02	17,673	—	1.30	to	2.30	2.07	to	1.76

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Huntington VA Mortgage Securities
	12/31/2009		525,943	$1.06	to	$1.04	$556,724	—%	1.30%	to	2.30%	4.11%	to	3.09%
	12/31/2008		315,384	1.02	to	1.01	320,353	9.37	1.30	to	2.30	0.83	to	(0.15)
	12/31/2007	(1)	94,524	1.01	to	1.01	95,464	—	1.30	to	2.30	1.03	to	0.73

Huntington VA New Economy
	12/31/2009		173,909	0.66	to	0.65	114,689	—	1.30%	to	2.30	32.92	to	31.62
	12/31/2008		53,994	0.50	to	0.49	26,859	1.18	1.30	to	2.30	(53.26)	to	(53.72)
	12/31/2007	(1)	20,091	1.07	to	1.06	21,397	—	1.30	to	2.30	6.50	to	6.18

Huntington VA Real Strategies
	12/31/2009		254,198	0.77	to	0.76	195,817	—	1.30	to	2.30	33.01	to	31.71
	12/31/2008		43,826	0.58	to	0.57	25,378	2.15	1.30	to	2.30	(49.66)	to	(50.15)
	12/31/2007	(1)	8,485	1.15	to	1.15	9,793	—	1.30	to	2.30	15.47	to	15.12

Huntington VA Rotating Markets
	12/31/2009		93,483	0.79	to	0.77	73,042	—	1.30	to	2.30	31.66	to	30.38
	12/31/2008		14,465	0.60	to	0.59	8,632	2.59	1.30	to	2.30	(42.81)	to	(43.37)
	12/31/2007	(1)	17,218	1.04	to	1.04	17,973	—	1.30	to	2.30	4.39	to	4.08

Huntington VA Situs
	12/31/2009		731,132	0.77	to	0.75	559,420	—	1.30	to	2.30	31.24	to	29.96
	12/31/2008		292,737	0.58	to	0.58	170,683	0.36	1.30	to	2.30	(41.99)	to	(42.56)
	12/31/2007	(1)	47,445	1.01	to	1.00	47,768	0.88	1.30	to	2.30	0.72	to	0.41

Huntington VA Balanced Allocation
	12/31/2009		3,034,212	1.19	to	1.18	3,608,610	0.23	1.30	to	2.45	16.28	to	14.98
	12/31/2008	(1)	27,365	1.02	to	1.02	28,018	0.21	1.30	to	2.45	2.42	to	2.25

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 21, 2008
1.95%	January 21, 2008
1.25%	May 1, 2007

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2009 Total Return Range
Transamerica Science & Technology VP	54.34% to 55.86%
Transamerica BlackRock Large Cap Value VP	11.16% to 23.06%
Transamerica PIMCO Total Return VP	10.83% to 14.60%
Transamerica Index 50 VP - SC	0.39% to 15.09%
Transamerica Index 75 VP - SC	1.01% to 21.66%
Transamerica Efficient Markets VP - SC	0.48% to 16.35%
Transamerica BlackRock Tactical Allocation VP - SC	0.90% to 20.85%

Subaccount	2008 Total Return Range
Transamerica Asset Allocation - Conservative VP	(23.18)% to (2.03)%
Transamerica Asset Allocation - Moderate VP	(27.86)% to (1.12)%
Transamerica Asset Allocation - Moderate Growth VP	(34.44)% to (3.88)%
Transamerica Small/Mid Cap Value VP	(42.06)% to (18.11)%
Transamerica Balanced VP	(34.10)% to (6.98)%
Transamerica International Moderate Growth VP - SC	(37.75)% to (31.54)%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of 0.15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.30%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton Founding Funds Allocation	0.15%
American Funds – Asset Allocation Fund	0.30%
American Funds – Bond Fund	0.30%
American Funds – Growth Fund	0.30%
American Funds – Growth–Income Fund	0.30%
American Funds – International Fund	0.30%
GE Investments Total Return Fund	0.20%

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 48.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI). Note 45.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 41.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 43.

	(gg)		Form of Endorsement (Fund Facilitation Fee). Note 47.

	(hh)		Form of Policy Rider (Retirement Income Choice- Double withrawal Base Benefit). Note 47.

	(ii)		Form of Policy Rider (Retirement Income Choice 1.2). Note 50.

	(jj)		Form of Policy Rider (Retirement Income Choice 1.4). Note 51.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

	(m)		Form of Application Note 51.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 50.

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 50.

(7)	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(c)1		Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 50.

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 50.

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 50.

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 53.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 46

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 48.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 50.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 52.

(8)	(b)	(11)	Amendment No. 42 to Participation Agreement (TST. Note 53.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

	(m)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 48.

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 50.

	(s)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 48.

(8)	(t)		Amendment No.1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

	(t)	(1)	Amendment to Participation Agreement (Huntington). Note 50.

(8)	(u)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 52.

	(u)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 52.

	(u)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 52.

(8)	(v)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 52

(9)	(a)	Opinion and Consent of Counsel. Note 53.

(9)	(b)	Consent of Counsel Note 53.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 53.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)		Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, M. Craig Fowler, Mark Mullin, Kenneth Kilbane. Note 49.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 41 to this Form N-4 Registration Statement (File No. 33-33085) on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) Filed on September 21, 2007.
Note 44.	Filed with Post-Effective Amendment No. 42 to this Form N-4 Registration Statement (File No. 33-33085) on December 21, 2007.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 46.	Filed with Post-Effective Amendment No. 43 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2008.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 48.	Filed with Post-Effective Amendment No. 44 to this Form N-4 Registration Statement (File No. 33-33085) on November 6, 2008.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 50.	Filed with Post-Effective Amendment No. 45 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2009.
Note 51.	Incorporated herein by reference to Post-Effective Amendment to Form N-4 Registration Statement No. 9 (File No. 333-142762) filed on August 31, 2009.
Note 52.	Filed with Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) dated November 19, 2009.
Note 53.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

M. Craig Fowler 400 West Market Street Louisville, KY 40202	Vice President and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Director and Chief Executive Officer

Kenneth Kilbane 1150 South Olive Los Angeles, CA 90015	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of March 31, 2010, there were 81,219 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$98,110,228	0	0	0

(1)	Fiscal Year 2009

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor * Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, Secretary, Senior Vice President, and General Counsel	, 2010
Craig D. Vermie

*	Director, Chief Tax Officer, and Senior Vice President	, 2010
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2010
Eric J. Martin

*	Director and President	, 2010
Brenda K. Clancy

*	Vice President and Treasurer	, 2010
M. Craig Fowler

*	Chief Executive Officer and Director	, 2010
Mark W. Mullin

*	Chairman of the Board and Director	, 2010
Kenneth Kilbane

/s/ Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	April 21, 2010
*By: Darin D. Smith

*By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.

Registration No.

33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(g)	Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. and Transamerica Life Insurance Company dated June 30, 2008

8(b)(11)	Amendment No. 42 to Participation Agreement (Transamerica Series Trust).

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.